UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Address of principal executive offices) (Zip code)

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.), 28th Floor

New York, NY 10019
(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Direxion Auspice Broad Commodity Strategy ETF
COM (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Auspice Broad Commodity Strategy ETF	$35	0.70%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$222,736,910
Number of Holdings	4
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Futures Contracts	28.2%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Short-Term Investments and Other Assets	99.0%
Futures Contracts	1.0%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	98.3%
Gold June 2025 Futures	2.0%
Natural Gas April 2026 Futures	0.2%
Sugar July 2025 Futures	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Auspice Broad Commodity Strategy ETF	PAGE 1	TSR-SAR-25460E307

Direxion HCM Tactical Enhanced US ETF
HCMT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion HCM Tactical Enhanced US ETF	$51	1.15%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$351,829,491
Number of Holdings	505
Portfolio Turnover	17%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Common Stocks	80.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Common Stocks	81.0%
Short-Term Investments and Other Assets	19.0%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	19.2%
Apple, Inc.	5.5%
Microsoft Corp.	5.0%
NVIDIA Corp.	4.6%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.7%
Alphabet, Inc. - Class A	1.6%
Broadcom, Inc.	1.5%
Tesla, Inc.	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion HCM Tactical Enhanced US ETF	PAGE 1	TSR-SAR-25461A726

Direxion NASDAQ-100® Equal Weighted Index Shares
QQQE (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion NASDAQ-100® Equal Weighted Index Shares	$17	0.35%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,171,849,010
Number of Holdings	102
Portfolio Turnover	17%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Common Stocks	99.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	40.7%
Consumer Discretionary	12.1%
Industrials	11.4%
Communication Services	10.0%
Health Care	9.7%
Consumer Staples	7.3%
Utilities	4.2%
Energy	1.7%
Materials	1.0%
Real Estate	1.0%
Financials	0.9%

Top 10 Constituents of Index	(%)
Palantir Technologies, Inc.	1.3%
MicroStrategy, Inc. Class A	1.3%
CrowdStrike Holdings, Inc.	1.2%
Netflix, Inc.	1.2%
Copart, Inc.	1.2%
Cadence Design Systems, Inc.	1.1%
Tesla, Inc.	1.1%
Ross Stores, Inc.	1.1%
MercadoLibre, Inc.	1.1%
Cintas Corp.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion NASDAQ-100® Equal Weighted Index Shares	PAGE 1	TSR-SAR-25459Y207

Direxion Work From Home ETF
WFH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Work From Home ETF for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Work From Home ETF	$22	0.45%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,309,779
Number of Holdings	41
Portfolio Turnover	20%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Common Stocks	99.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Software	57.3%
Semiconductors & Semiconductor Equipment	9.6%
IT Services	9.5%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	4.5%
Diversified Telecommunication Services	2.8%
Communications Equipment	2.6%
Media	2.6%
Broadline Retail	2.4%
Electronic Equipment, Instruments & Components	2.2%

Top 10 Constituents of Index	(%)
Crowdstrike Holdings Inc	3.2%
Pegasystems, Inc.	3.1%
Zscaler, Inc.	3.1%
ServiceNow, Inc.	2.8%
Verizon Communications, Inc.	2.8%
Zoom Video Communications, Inc.	2.8%
Varonis Systems, Inc.	2.8%
Palto Alto Networks, Inc.	2.7%
Broadcom, Inc.	2.7%
Monday.com Ltd. ADR	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Work From Home ETF	PAGE 1	TSR-SAR-25460G773

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Work From Home ETF	PAGE 2	TSR-SAR-25460G773

Direxion Daily AAPL Bear 1X Shares
AAPD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bear 1X Shares	$46	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$34,963,528
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bear 1X Shares	PAGE 1	TSR-SAR-25461A304

Direxion Daily AMD Bear 1X Shares
AMDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AMD Bear 1X Shares for the period of February 12, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bear 1X Shares	$21	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,552,672
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMD Bear 1X Shares	PAGE 1	TSR-SAR-25461A395

Direxion Daily AMZN Bear 1X Shares
AMZD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bear 1X Shares	$46	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,268,324
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bear 1X Shares	PAGE 1	TSR-SAR-25461A502

Direxion Daily AVGO Bear 1X Shares
AVS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bear 1X Shares	$40	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,777,981
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bear 1X Shares	PAGE 1	TSR-SAR-25461A551

Direxion Daily BA Bear 1X Shares
BOED (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily BA Bear 1X Shares for the period of April 23, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BA Bear 1X Shares	$2	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,209,214
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BA Bear 1X Shares	PAGE 1	TSR-SAR-25461A320

Direxion Daily BRKB Bear 1X Shares
BRKD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily BRKB Bear 1X Shares for the period of December 11, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BRKB Bear 1X Shares	$34	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,699,956
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BRKB Bear 1X Shares	PAGE 1	TSR-SAR-25461A437

Direxion Daily GOOGL Bear 1X Shares
GGLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bear 1X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,912,642
Number of Holdings	4
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bear 1X Shares	PAGE 1	TSR-SAR-25461A601

Direxion Daily LLY Bear 1X Shares
ELIS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily LLY Bear 1X Shares for the period of March 26, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LLY Bear 1X Shares	$9	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,023,949
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LLY Bear 1X Shares	PAGE 1	TSR-SAR-25461A296

Direxion Daily META Bear 1X Shares
METD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily META Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bear 1X Shares	$47	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,493,863
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bear 1X Shares	PAGE 1	TSR-SAR-25461A106

Direxion Daily MSFT Bear 1X Shares
MSFD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bear 1X Shares	$47	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$6,072,530
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bear 1X Shares	PAGE 1	TSR-SAR-25461A403

Direxion Daily MU Bear 1X Shares
MUD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MU Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bear 1X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,868,218
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bear 1X Shares	PAGE 1	TSR-SAR-25461A510

Direxion Daily NFLX Bear 1X Shares
NFXS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bear 1X Shares	$39	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$8,900,199
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bear 1X Shares	PAGE 1	TSR-SAR-25461A205

Direxion Daily NVDA Bear 1X Shares
NVDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bear 1X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,058,800
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bear 1X Shares	PAGE 1	TSR-SAR-25461A700

Direxion Daily PANW Bear 1X Shares
PALD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily PANW Bear 1X Shares for the period of March 26, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bear 1X Shares	$9	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,462,201
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PANW Bear 1X Shares	PAGE 1	TSR-SAR-25461A361

Direxion Daily PLTR Bear 1X Shares
PLTD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bear 1X Shares for the period of December 11, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bear 1X Shares	$27	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$37,742,666
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PLTR Bear 1X Shares	PAGE 1	TSR-SAR-25461A429

Direxion Daily TSLA Bear 1X Shares
TSLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bear 1X Shares	$36	0.88%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,139,034
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bear 1X Shares	PAGE 1	TSR-SAR-25460G260

Direxion Daily TSM Bear 1X Shares
TSMZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily TSM Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bear 1X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,937,983
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bear 1X Shares	PAGE 1	TSR-SAR-25461A536

Direxion Daily XOM Bear 1X Shares
XOMZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily XOM Bear 1X Shares for the period of April 23, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily XOM Bear 1X Shares	$2	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,564,651
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily XOM Bear 1X Shares	PAGE 1	TSR-SAR-25461A346

Direxion Daily S&P 500® Bear 1X Shares
SPDN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 1X Shares	$23	0.45%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$170,569,085
Number of Holdings	4
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bear 1X Shares	PAGE 1	TSR-SAR-25460E869

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 1X Shares	PAGE 2	TSR-SAR-25460E869

Direxion Daily Crypto Industry Bear 1X Shares
REKT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Crypto Industry Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Crypto Industry Bear 1X Shares	$23	0.45%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,250,411
Number of Holdings	5
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financial Services	35.7%
Capital Markets	17.9%
Software	15.6%
Semiconductors & Semiconductor Equipment	15.4%
Banks	6.3%
Hotels, Restaurants & Leisure	4.9%
IT Services	4.2%

Top 10 Constituents of Index	(%)
Visa, Inc. Class A	10.5%
MasterCard, Inc. Class A.	10.1%
Advanced Micro Devices, Inc.	7.8%
NVIDIA Corp.	7.7%
PayPal Holdings, Inc.	7.0%
Coinbase Global, Inc.	6.7%
NU Holdings Ltd.	6.3%
Robinhood Markets, Inc.	5.9%
Interactive Brokers Group, Inc.	5.3%
DraftKings, Inc.	4.9%
Direxion Daily Crypto Industry Bear 1X Shares	PAGE 1	TSR-SAR-25461A585

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Crypto Industry Bear 1X Shares	PAGE 2	TSR-SAR-25461A585

Direxion Daily Magnificent 7 Bear 1X Shares
QQQD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bear 1X Shares	$22	0.45%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,051,920
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Interactive Media & Services	27.5%
Automobiles	16.5%
Software	14.7%
Technology Hardware, Storage & Peripherals	14.2%
Broadline Retail	13.7%
Semiconductors & Semiconductor Equipment	13.4%

Top 10 Constituents of Index	(%)
Tesla, Inc.	16.5%
Microsoft Corp.	14.7%
Apple, Inc.	14.2%
Alphabet, Inc.	14.1%
Amazon.com, Inc.	13.6%
NVIDIA Corp.	13.5%
Meta Platforms, Inc.	13.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 1	TSR-SAR-25461A668

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bear 1X Shares	PAGE 2	TSR-SAR-25461A668

Direxion Daily AAPL Bull 2X Shares
AAPU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bull 2X Shares	$38	0.87%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$84,997,629
Number of Holdings	10
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	193.1%
Common Stocks	6.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bull 2X Shares	PAGE 1	TSR-SAR-25461A874

Direxion Daily AMD Bull 2X Shares
AMUU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AMD Bull 2X Shares for the period of February 12, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bull 2X Shares	$17	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,765,802
Number of Holdings	9
Portfolio Turnover	43%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	186.1%
Common Stocks	13.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMD Bull 2X Shares	PAGE 1	TSR-SAR-25461A411

Direxion Daily AMZN Bull 2X Shares
AMZU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bull 2X Shares	$40	0.86%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$195,308,843
Number of Holdings	7
Portfolio Turnover	33%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	183.6%
Common Stocks	16.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bull 2X Shares	PAGE 1	TSR-SAR-25461A858

Direxion Daily AVGO Bull 2X Shares
AVL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bull 2X Shares	$46	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,457,467
Number of Holdings	9
Portfolio Turnover	23%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	185.0%
Common Stocks	15.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bull 2X Shares	PAGE 1	TSR-SAR-25461A569

Direxion Daily BA Bull 2X Shares
BOEU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily BA Bull 2X Shares for the period of April 23, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BA Bull 2X Shares	$2	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,944,009
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	182.1%
Common Stocks	17.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BA Bull 2X Shares	PAGE 1	TSR-SAR-25461A338

Direxion Daily BRKB Bull 2X Shares
BRKU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily BRKB Bull 2X Shares for the period of December 11, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BRKB Bull 2X Shares	$41	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$46,715,326
Number of Holdings	9
Portfolio Turnover	14%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	182.7%
Common Stocks	17.3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BRKB Bull 2X Shares	PAGE 1	TSR-SAR-25461A452

Direxion Daily GOOGL Bull 2X Shares
GGLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bull 2X Shares	$38	0.86%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$217,153,998
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	188.4%
Common Stocks	11.6%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bull 2X Shares	PAGE 1	TSR-SAR-25461A841

Direxion Daily LLY Bull 2X Shares
ELIL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily LLY Bull 2X Shares for the period of March 26, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LLY Bull 2X Shares	$10	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,987,112
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	187.2%
Common Stocks	12.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LLY Bull 2X Shares	PAGE 1	TSR-SAR-25461A312

Direxion Daily META Bull 2X Shares
METU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily META Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bull 2X Shares	$43	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$94,736,140
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	190.1%
Common Stocks	9.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bull 2X Shares	PAGE 1	TSR-SAR-25461A809

Direxion Daily MSFT Bull 2X Shares
MSFU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bull 2X Shares	$40	0.86%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$142,929,653
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	182.5%
Common Stocks	17.5%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bull 2X Shares	PAGE 1	TSR-SAR-25461A866

Direxion Daily MU Bull 2X Shares
MUU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MU Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bull 2X Shares	$34	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$21,788,438
Number of Holdings	9
Portfolio Turnover	95%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	186.8%
Common Stocks	13.2%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bull 2X Shares	PAGE 1	TSR-SAR-25461A528

Direxion Daily NFLX Bull 2X Shares
NFXL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bull 2X Shares	$70	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$59,554,750
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	189.9%
Common Stocks	10.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bull 2X Shares	PAGE 1	TSR-SAR-25461A882

Direxion Daily NVDA Bull 2X Shares
NVDU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bull 2X Shares	$32	0.84%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$438,909,485
Number of Holdings	11
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	180.9%
Common Stocks	19.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bull 2X Shares	PAGE 1	TSR-SAR-25461A833

Direxion Daily PANW Bull 2X Shares
PALU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily PANW Bull 2X Shares for the period of March 26, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bull 2X Shares	$9	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,037,017
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	185.2%
Common Stocks	14.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PANW Bull 2X Shares	PAGE 1	TSR-SAR-25461A379

Direxion Daily PLTR Bull 2X Shares
PLTU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bull 2X Shares for the period of December 11, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bull 2X Shares	$52	0.88%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$379,106,007
Number of Holdings	9
Portfolio Turnover	28%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	189.0%
Common Stocks	11.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PLTR Bull 2X Shares	PAGE 1	TSR-SAR-25461A445

Direxion Daily TSLA Bull 2X Shares
TSLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bull 2X Shares	$35	0.76%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,092,682,730
Number of Holdings	11
Portfolio Turnover	100%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	182.8%
Common Stocks	17.2%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bull 2X Shares	PAGE 1	TSR-SAR-25460G286

Direxion Daily TSM Bull 2X Shares
TSMX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily TSM Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bull 2X Shares	$37	0.90%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$102,335,890
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	186.2%
Common Stocks	13.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bull 2X Shares	PAGE 1	TSR-SAR-25461A544

Direxion Daily XOM Bull 2X Shares
XOMX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily XOM Bull 2X Shares for the period of April 23, 2025 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily XOM Bull 2X Shares	$2	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,369,646
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	177.7%
Common Stocks	22.3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily XOM Bull 2X Shares	PAGE 1	TSR-SAR-25461A353

Direxion Daily CSI 300 China A Share Bull 2X Shares
CHAU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSI 300 China A Share Bull 2X Shares	$40	0.87%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$149,297,858
Number of Holdings	10
Portfolio Turnover	17%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	168.6%
Investment Companies	31.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financials	24.7%
Information Technology	16.8%
Industrials	16.0%
Consumer Staples	11.0%
Consumer Discretionary	8.3%
Materials	7.6%
Health Care	6.0%
Utilities	3.8%
Energy	2.7%
Communication Services	2.3%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Kweichow Moutai Co. Ltd.	4.9%
Contemporary Amperex Technology Co. Ltd.	3.1%
Ping An Insurance Group Comapny of China Ltd.	2.8%
China Merchants Bank Co. Ltd.	2.5%
China Yangtze Power Co. Ltd.	1.8%
Midea Group Co., Ltd.	1.8%
BYD Co. Ltd.	1.6%
Industrial & Commerical Bank of China Ltd.	1.5%
Zijin Mining Group Co. Ltd.	1.5%
East Money Information Co. Ltd.	1.3%
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 1	TSR-SAR-25490K869

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI 300 China A Share Bull 2X Shares	PAGE 2	TSR-SAR-25490K869

Direxion Daily CSI China Internet Index Bull 2X Shares
CWEB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily CSI China Internet Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSI China Internet Index Bull 2X Shares	$42	0.87%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$257,753,193
Number of Holdings	9
Portfolio Turnover	76%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	147.7%
Investment Companies	52.3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Interactive Media & Services	28.5%
Broadline Retail	24.8%
Hotels, Restaurants & Leisure	12.9%
Entertainment	12.5%
Consumer Staples Distribution & Retail	6.2%
Real Estate Management & Development	3.8%
Ground Transportation	3.7%
Consumer Finance	3.5%
Diversified Consumer Services	2.4%
Media	1.0%
Other	0.7%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	12.1%
Tencent Holdings Ltd.	11.3%
PDD Holdings, Inc.	6.6%
Meituan Class B	6.0%
Trip.com Group Ltd.	4.8%
NetEase, Inc.	4.4%
Kuaishou Technology	4.2%
Tencent Music Entertainment Group ADR	4.0%
Baidu, Inc. Class A	3.9%
Kanzhun Ltd. ADR	3.8%
Direxion Daily CSI China Internet Index Bull 2X Shares	PAGE 1	TSR-SAR-25460G187

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI China Internet Index Bull 2X Shares	PAGE 2	TSR-SAR-25460G187

Direxion Daily S&P 500® Bull 2X Shares
SPUU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 2X Shares	$28	0.60%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$131,628,781
Number of Holdings	509
Portfolio Turnover	21%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	110.0%
Common Stocks	90.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bull 2X Shares	PAGE 1	TSR-SAR-25459Y165

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 2X Shares	PAGE 2	TSR-SAR-25459Y165

Direxion Daily MSCI Brazil Bull 2X Shares
BRZU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Brazil Bull 2X Shares	$45	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$129,075,713
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	135.4%
Investment Companies	64.6%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financials	38.4%
Energy	13.9%
Materials	12.4%
Utilities	11.9%
Industrials	10.2%
Consumer Staples	7.7%
Communication Services	2.1%
Health Care	1.3%
Information Technology	1.1%
Consumer Discretionary	1.0%

Top 10 Constituents of Index	(%)
Nu Holdings Ltd. Class A	10.0%
Itaú Unibanco Holding S.A.	8.8%
Vale S.A.	8.5%
Petróleo Brasileiro S.A.	6.2%
Petróleo Brasileiro S.A. - Petrobras	5.5%
WEG S.A.	3.7%
B3 S.A. – Brasil, Bolsa, Balcão	3.7%
Banco Bradesco S.A.	3.7%
Ambev S.A.	3.5%
Companhia de Saneamento Básico do Estado de São Paulo - SABESP	2.8%
Direxion Daily MSCI Brazil Bull 2X Shares	PAGE 1	TSR-SAR-25460G708

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Brazil Bull 2X Shares	PAGE 2	TSR-SAR-25460G708

Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
XXCH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	$45	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,703,880
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	158.6%
Investment Companies	41.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
India	27.2%
Taiwan, Province Of China	24.1%
Korea, Republic of	13.2%
Other	10.7%
Brazil	6.3%
Saudi Arabia	5.6%
South Africa	4.1%
Mexico	3.0%
United Arab Emirates	2.0%
Malaysia	2.0%
Indonesia	1.8%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.5%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank, Ltd.	2.3%
Reliance Industries, Ltd.	1.8%
ICICI Bank Ltd.	1.6%
SK Hynix, Inc.	1.2%
MediaTek, Inc.	1.1%
Infosys Ltd.	1.1%
Bharti Airtel Ltd.	1.0%
Hon Hai Precision Industry Co. Ltd.	1.0%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	PAGE 1	TSR-SAR-25461A684

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	PAGE 2	TSR-SAR-25461A684

Direxion Daily MSCI India Bull 2X Shares
INDL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI India Bull 2X Shares	$43	0.90%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$86,316,407
Number of Holdings	8
Portfolio Turnover	56%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	150.1%
Investment Companies	49.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financials	29.8%
Consumer Discretionary	12.5%
Information Technology	9.8%
Energy	9.1%
Industrials	8.4%
Materials	7.6%
Consumer Staples	6.7%
Health Care	5.8%
Communication Services	4.8%
Utilities	3.9%
Real Estate	1.6%

Top 10 Constituents of Index	(%)
HDFC Bank Ltd.	8.5%
Reliance Industries Ltd.	6.6%
ICICI Bank Ltd.	5.8%
Infosys Ltd.	3.9%
Bharti Airtel Ltd.	3.7%
Tata Consultancy Services	2.4%
Mahindra & Mahindra	2.1%
Axis Bank Ltd.	2.1%
Kotak Mahindra Bank Ltd.	1.9%
Bajaj Finserv Ltd.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MSCI India Bull 2X Shares	PAGE 1	TSR-SAR-25490K331

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI India Bull 2X Shares	PAGE 2	TSR-SAR-25490K331

Direxion Daily AI and Big Data Bull 2X Shares
AIBU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bull 2X Shares	$46	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$10,353,181
Number of Holdings	35
Portfolio Turnover	27%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	126.9%
Common Stocks	73.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Software	31.4%
Semiconductors & Semiconductor Equipment	20.9%
Interactive Media & Services	14.3%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	10.4%
Broadline Retail	6.8%
Communications Equipment	3.4%
Professional Services	1.2%
Health Care Providers & Services	0.9%

Top 10 Constituents of Index	(%)
Palantir Technologies, Inc.	8.3%
Apple, Inc.	7.7%
Microsoft Corp.	7.7%
Meta Platforms, Inc.	7.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc.	6.8%
NVIDIA Corp.	6.6%
International Business Machines Corp.	5.4%
Intel Corp.	4.7%
Snowflake, Inc.	4.7%
Direxion Daily AI and Big Data Bull 2X Shares	PAGE 1	TSR-SAR-25461A718

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bull 2X Shares	PAGE 2	TSR-SAR-25461A718

Direxion Daily AI and Big Data Bear 2X Shares
AIBD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bear 2X Shares	$43	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,982,893
Number of Holdings	5
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Software	31.4%
Semiconductors & Semiconductor Equipment	20.9%
Interactive Media & Services	14.3%
Technology Hardware, Storage & Peripherals	10.7%
IT Services	10.4%
Broadline Retail	6.8%
Communications Equipment	3.4%
Professional Services	1.2%
Health Care Providers & Services	0.9%

Top 10 Constituents of Index	(%)
Palantir Technologies, Inc.	8.3%
Apple, Inc.	7.7%
Microsoft Corp.	7.7%
Meta Platforms, Inc.	7.5%
Amazon.com, Inc.	6.8%
Alphabet, Inc.	6.8%
NVIDIA Corp.	6.6%
International Business Machines Corp.	5.4%
Intel Corp.	4.7%
Snowflake, Inc.	4.7%
Direxion Daily AI and Big Data Bear 2X Shares	PAGE 1	TSR-SAR-25461A692

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bear 2X Shares	PAGE 2	TSR-SAR-25461A692

Direxion Daily Cloud Computing Bull 2X Shares
CLDL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Cloud Computing Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Cloud Computing Bull 2X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,679,588
Number of Holdings	50
Portfolio Turnover	32%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	131.0%
Common Stocks	69.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Software	80.6%
IT Services	10.4%
Health Care Technology	4.9%
Professional Services	4.0%
Interactive Media & Services	0.1%

Top 10 Constituents of Index	(%)
CrowdStrike Holdings, Inc.	5.8%
MicroStrategy, Inc. Class A	5.7%
ServiceNow, Inc.	5.7%
SAP SE ADR	5.3%
Autodesk, Inc.	5.1%
Workday, Inc.	4.9%
Veeva Systems, Inc.	4.9%
Snowflake, Inc.	4.9%
Atlassian Corp.	4.9%
Adobe, Inc.	4.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Cloud Computing Bull 2X Shares	PAGE 1	TSR-SAR-25460G625

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Cloud Computing Bull 2X Shares	PAGE 2	TSR-SAR-25460G625

Direxion Daily Crypto Industry Bull 2X Shares
LMBO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Crypto Industry Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Crypto Industry Bull 2X Shares	$40	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,388,932
Number of Holdings	29
Portfolio Turnover	29%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	121.0%
Common Stocks	79.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financial Services	35.7%
Capital Markets	17.9%
Software	15.6%
Semiconductors & Semiconductor Equipment	15.4%
Banks	6.3%
Hotels, Restaurants & Leisure	4.9%
IT Services	4.2%

Top 10 Constituents of Index	(%)
Visa, Inc. Class A	10.5%
MasterCard, Inc. Class A.	10.1%
Advanced Micro Devices, Inc.	7.8%
NVIDIA Corp.	7.7%
PayPal Holdings, Inc.	7.0%
Coinbase Global, Inc.	6.7%
NU Holdings Ltd.	6.3%
Robinhood Markets, Inc.	5.9%
Interactive Brokers Group, Inc.	5.3%
DraftKings, Inc.	4.9%
Direxion Daily Crypto Industry Bull 2X Shares	PAGE 1	TSR-SAR-25461A593

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Crypto Industry Bull 2X Shares	PAGE 2	TSR-SAR-25461A593

Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
EVAV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	$46	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,833,860
Number of Holdings	24
Portfolio Turnover	66%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	139.8%
Common Stocks	60.2%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Automobiles	53.9%
Automobile Components	27.1%
Aerospace & Defense	5.4%
Specialty Retail	4.3%
Software	3.5%
Electrical Equipment	3.4%
Semiconductors & Semiconductor Equipment	2.4%

Top 10 Constituents of Index	(%)
Rivian Automotive, Inc.	10.2%
Li Auto, Inc. ADR	10.1%
Nio, Inc. ADR	9.0%
Lucid Group, Inc.	8.6%
XPeng, Inc. ADR	6.8%
Tesla, Inc.	6.6%
Hesai Group ADR	6.0%
EHang Holdings Ltd. ADR	5.4%
Mobileye Global, Inc.	4.8%
BorgWarner, Inc.	4.7%
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	PAGE 1	TSR-SAR-25460G146

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares	PAGE 2	TSR-SAR-25460G146

Direxion Daily Energy Bull 2X Shares
ERX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Energy Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bull 2X Shares	$40	0.90%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$189,461,953
Number of Holdings	30
Portfolio Turnover	6%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	130.9%
Common Stocks	69.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Oil, Gas & Consumable Fuels	92.4%
Energy Equipment & Services	7.6%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	24.1%
Chevron Corp.	15.2%
ConocoPhillips	7.6%
Williams Companies, Inc.	5.1%
EOG Resources, Inc.	4.3%
ONEOK, Inc.	3.9%
Kinder Morgan, Inc.	3.9%
Schlumberger Ltd. ADR	3.6%
Marathon Petroleum Corp.	3.3%
Phillips 66	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Energy Bull 2X Shares	PAGE 1	TSR-SAR-25460G609

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bull 2X Shares	PAGE 2	TSR-SAR-25460G609

Direxion Daily Energy Bear 2X Shares
ERY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Energy Bear 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bear 2X Shares	$49	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,139,652
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Oil, Gas & Consumable Fuels	92.4%
Energy Equipment & Services	7.6%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	24.1%
Chevron Corp.	15.2%
ConocoPhillips	7.6%
Williams Companies, Inc.	5.1%
EOG Resources, Inc.	4.3%
ONEOK, Inc.	3.9%
Kinder Morgan, Inc.	3.9%
Schlumberger Ltd. ADR	3.6%
Marathon Petroleum Corp.	3.3%
Phillips 66	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Energy Bear 2X Shares	PAGE 1	TSR-SAR-25460G179

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bear 2X Shares	PAGE 2	TSR-SAR-25460G179

Direxion Daily Gold Miners Index Bull 2X Shares
NUGT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bull 2X Shares	$51	0.86%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$489,803,313
Number of Holdings	10
Portfolio Turnover	34%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	151.6%
Investment Companies	48.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	11.9%
Agnico Eagle Mines Ltd.	11.8%
Wheaton Precious Metals Corp.	7.6%
Franco-Nevada Corp.	6.6%
Barrick Gold Corp.	6.6%
Anglogold Ashanti PLC	4.8%
Gold Fields Ltd.	4.5%
Kinross Gold Corp.	4.1%
Northern Star Resources Ltd.	3.2%
Zijin Mining Group Co. Ltd.	3.0%
Direxion Daily Gold Miners Index Bull 2X Shares	PAGE 1	TSR-SAR-25460G781

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bull 2X Shares	PAGE 2	TSR-SAR-25460G781

Direxion Daily Gold Miners Index Bear 2X Shares
DUST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bear 2X Shares	$34	0.87%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$124,232,064
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Newmont Corp.	11.9%
Agnico Eagle Mines Ltd.	11.8%
Wheaton Precious Metals Corp.	7.6%
Franco-Nevada Corp.	6.6%
Barrick Gold Corp.	6.6%
Anglogold Ashanti PLC	4.8%
Gold Fields Ltd.	4.5%
Kinross Gold Corp.	4.1%
Northern Star Resources Ltd.	3.2%
Zijin Mining Group Co. Ltd.	3.0%
Direxion Daily Gold Miners Index Bear 2X Shares	PAGE 1	TSR-SAR-25461A478

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bear 2X Shares	PAGE 2	TSR-SAR-25461A478

Direxion Daily Junior Gold Miners Index Bull 2X Shares
JNUG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bull 2X Shares	$49	0.85%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$272,871,147
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	172.7%
Investment Companies	27.3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	7.1%
Harmony Gold Mining Co. Ltd.	6.9%
Evolution Mining Ltd.	6.1%
Pan American Silver Corp.	5.6%
B2gold Corp.	4.9%
Industrias Peñoles S.A.B. de C.V.	2.6%
Iamgold Corp.	2.3%
Lundin Gold, Inc.	2.3%
Endeavour Mining PLC	2.3%
Osisko Gold Royalties Ltd.	2.2%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	PAGE 1	TSR-SAR-25460G831

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bull 2X Shares	PAGE 2	TSR-SAR-25460G831

Direxion Daily Junior Gold Miners Index Bear 2X Shares
JDST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bear 2X Shares	$34	0.88%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$81,283,781
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	7.1%
Harmony Gold Mining Co. Ltd.	6.9%
Evolution Mining Ltd.	6.1%
Pan American Silver Corp.	5.6%
B2gold Corp.	4.9%
Industrias Peñoles S.A.B. de C.V.	2.6%
Iamgold Corp.	2.3%
Lundin Gold, Inc.	2.3%
Endeavour Mining PLC	2.3%
Osisko Gold Royalties Ltd.	2.2%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	PAGE 1	TSR-SAR-25461A577

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bear 2X Shares	PAGE 2	TSR-SAR-25461A577

Direxion Daily Magnificent 7 Bull 2X Shares
QQQU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bull 2X Shares	$44	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,674,397
Number of Holdings	14
Portfolio Turnover	164%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	155.7%
Common Stocks	44.3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Interactive Media & Services	27.5%
Automobiles	16.5%
Software	14.7%
Technology Hardware, Storage & Peripherals	14.2%
Broadline Retail	13.7%
Semiconductors & Semiconductor Equipment	13.4%

Top 10 Constituents of Index	(%)
Tesla, Inc.	16.5%
Microsoft Corp.	14.7%
Apple, Inc.	14.2%
Alphabet, Inc.	14.1%
Amazon.com, Inc.	13.6%
NVIDIA Corp.	13.5%
Meta Platforms, Inc.	13.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 1	TSR-SAR-25461A650

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bull 2X Shares	PAGE 2	TSR-SAR-25461A650

Direxion Daily NYSE FANG+ Bull 2X Shares
FNGG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NYSE FANG+ Bull 2X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$93,025,846
Number of Holdings	17
Portfolio Turnover	9%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	157.1%
Common Stocks	42.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Software	32.2%
Semiconductors & Semiconductor Equipment	18.7%
Interactive Media & Services	18.7%
Entertainment	11.5%
Technology Hardware, Storage & Peripherals	9.7%
Broadline Retail	9.2%

Top 10 Constituents of Index	(%)
Netflix, Inc.	11.5%
CrowdStrike Holdings, Inc.	11.2%
ServiceNow, Inc.	11.1%
Microsoft Corp.	10.0%
Apple, Inc.	9.7%
Broadcom, Inc.	9.6%
Alphabet, Inc.	9.4%
Amazon.com, Inc.	9.2%
Meta Platforms, Inc.	9.2%
NVIDIA Corp.	9.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily NYSE FANG+ Bull 2X Shares	PAGE 1	TSR-SAR-25460G161

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NYSE FANG+ Bull 2X Shares	PAGE 2	TSR-SAR-25460G161

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
UBOT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$41	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,782,060
Number of Holdings	8
Portfolio Turnover	14%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	149.3%
Investment Companies	50.7%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Machinery	32.0%
Electronic Equipment, Instruments & Components	16.5%
Software	15.2%
Health Care Equipment & Supplies	11.7%
Semiconductors & Semiconductor Equipment	8.6%
Electrical Equipment	8.3%
Consumer Finance	2.1%
Aerospace & Defense	2.0%
Automobile Components	1.8%
Life Sciences Tools & Services	1.2%
Other	0.6%

Top 10 Constituents of Index	(%)
Keyence Corp.	8.9%
NVIDIA Corp.	8.6%
Intuitive Surgical, Inc.	8.4%
ABB Ltd.	8.3%
FANUC Corp.	7.7%
Daifuku Co. Ltd.	4.8%
SMC Corp.	4.3%
Dynatrace, Inc.	4.3%
Pegasystems, Inc.	3.7%
OMRON	2.9%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 1	TSR-SAR-25460G823

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	PAGE 2	TSR-SAR-25460G823

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
GUSH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$38	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$198,061,358
Number of Holdings	62
Portfolio Turnover	34%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	129.8%
Common Stocks	70.2%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Expand Energy Corp.	3.3%
CNX Resources Corp.	3.2%
EQT Corp.	3.2%
Marathon Oil Corp.	3.2%
Exxon Mobil Corp.	3.1%
HF Sinclair Corp.	3.1%
Antero Resources Corp.	3.1%
Texas Pacific Land Corp.	3.0%
Valero Energy Corp.	2.9%
ConocoPhillips	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 1	TSR-SAR-25460G500

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	PAGE 2	TSR-SAR-25460G500

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
DRIP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$51	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,511,526
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
Expand Energy Corp.	3.3%
CNX Resources Corp.	3.2%
EQT Corp.	3.2%
Marathon Oil Corp.	3.2%
Exxon Mobil Corp.	3.1%
HF Sinclair Corp.	3.1%
Antero Resources Corp.	3.1%
Texas Pacific Land Corp.	3.0%
Valero Energy Corp.	2.9%
ConocoPhillips	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	PAGE 1	TSR-SAR-25460G328

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	PAGE 2	TSR-SAR-25460G328

Direxion Daily Travel & Vacation Bull 2X Shares
OOTO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Travel & Vacation Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Travel & Vacation Bull 2X Shares	$42	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,869,424
Number of Holdings	54
Portfolio Turnover	22%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	128.1%
Common Stocks	71.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Hotels, Restaurants & Leisure	64.0%
Passenger Airlines	16.3%
Entertainment	8.0%
Hotel & Resort REITs	5.0%
Specialized REITs	5.8%
Interactive Media & Services	0.9%

Top 10 Constituents of Index	(%)
Booking Holdings, Inc.	6.0%
Airbnb, Inc. Class A	5.4%
Hilton Worldwide Holdings, Inc.	5.4%
Marriott International, Inc. Class C	5.1%
Trip.com Group Ltd. ADR	5.0%
The Walt Disney Co.	4.9%
Royal Caribbean Cruises Ltd. ADR	4.7%
VICI Properties, Inc.	3.6%
Delta Air Lines, Inc.	3.5%
Live Nation Entertainment, Inc.	3.1%
Direxion Daily Travel & Vacation Bull 2X Shares	PAGE 1	TSR-SAR-25460G542

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Travel & Vacation Bull 2X Shares	PAGE 2	TSR-SAR-25460G542

Direxion Daily Uranium Industry Bull 2X Shares
URAA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Uranium Industry Bull 2X Shares	$37	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$6,784,150
Number of Holdings	9
Portfolio Turnover	22%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	149.9%
Investment Companies	50.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	55.4%
Sprott Uranium Miners ETF	24.0%
VanEck Uranium and Nuclear ETF	20.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Uranium Industry Bull 2X Shares	PAGE 1	TSR-SAR-25461A643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Uranium Industry Bull 2X Shares	PAGE 2	TSR-SAR-25461A643

Direxion Daily Mid Cap Bull 3X Shares
MIDU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Mid Cap Bull 3X Shares	$40	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$66,523,474
Number of Holdings	407
Portfolio Turnover	28%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	230.5%
Common Stocks	69.5%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Industrials	21.5%
Financials	18.3%
Consumer Discretionary	13.3%
Information Technology	10.1%
Health Care	9.2%
Real Estate	7.3%
Materials	6.7%
Consumer Staples	5.7%
Energy	3.6%
Utilities	3.1%
Communication Services	1.2%

Top 10 Constituents of Index	(%)
Interactive Brokers Group, Inc. Class A	0.7%
RB Global, Inc. ADR	0.7%
EMCOR Group, Inc.	0.7%
Casey’s General Stores, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
Fidelity National Financial, Inc.	0.6%
Docusign, Inc.	0.6%
Watsco, Inc.	0.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Mid Cap Bull 3X Shares	PAGE 1	TSR-SAR-25459W730

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Mid Cap Bull 3X Shares	PAGE 2	TSR-SAR-25459W730

Direxion Daily S&P 500® Bull 3X Shares
SPXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 3X Shares	$37	0.81%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,001,766,903
Number of Holdings	514
Portfolio Turnover	40%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	229.6%
Common Stocks	70.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bull 3X Shares	PAGE 1	TSR-SAR-25459W862

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 3X Shares	PAGE 2	TSR-SAR-25459W862

Direxion Daily S&P 500® Bear 3X Shares
SPXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 3X Shares	$45	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$400,143,094
Number of Holdings	11
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%

Top 10 Constituents of Index	(%)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc. Class B	2.1%
Alphabet, Inc.	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bear 3X Shares	PAGE 1	TSR-SAR-25460E265

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 3X Shares	PAGE 2	TSR-SAR-25460E265

Direxion Daily Small Cap Bull 3X Shares
TNA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bull 3X Shares	$35	0.88%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,664,493,688
Number of Holdings	11
Portfolio Turnover	83%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	232.7%
Investment Companies	67.3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financials	19.8%
Industrials	17.6%
Health Care	17.1%
Information Technology	12.5%
Consumer Discretionary	9.1%
Real Estate	6.2%
Energy	4.5%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.3%
Communication Services	2.6%

Top 10 Constituents of Index	(%)
Sprouts Farmers Market, Inc.	0.7%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
Carpenter Technology Corp.	0.4%
Applied Industrial Technologies, Inc.	0.4%
SouthState Corp.	0.4%
Mueller Industries, Inc.	0.4%
Rocket Lab Corp.	0.3%
Halozyme Therapeutics, Inc.	0.3%
Exlservice Holdings, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Small Cap Bull 3X Shares	PAGE 1	TSR-SAR-25459W847

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bull 3X Shares	PAGE 2	TSR-SAR-25459W847

Direxion Daily Small Cap Bear 3X Shares
TZA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bear 3X Shares	$49	0.90%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$261,323,898
Number of Holdings	11
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financials	19.8%
Industrials	17.6%
Health Care	17.1%
Information Technology	12.5%
Consumer Discretionary	9.1%
Real Estate	6.2%
Energy	4.5%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.3%
Communication Services	2.6%

Top 10 Constituents of Index	(%)
Sprouts Farmers Market, Inc.	0.7%
Insmed, Inc.	0.5%
FTAI Aviation Ltd.	0.5%
Carpenter Technology Corp.	0.4%
Applied Industrial Technologies, Inc.	0.4%
SouthState Corp.	0.4%
Mueller Industries, Inc.	0.4%
Rocket Lab Corp.	0.3%
Halozyme Therapeutics, Inc.	0.3%
Exlservice Holdings, Inc.	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Small Cap Bear 3X Shares	PAGE 1	TSR-SAR-25460E232

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bear 3X Shares	PAGE 2	TSR-SAR-25460E232

Direxion Daily FTSE China Bull 3X Shares
YINN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bull 3X Shares	$45	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,117,630,493
Number of Holdings	13
Portfolio Turnover	107%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	257.2%
Investment Companies	42.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Consumer Discretionary	31.8%
Financials	29.7%
Communication Services	18.5%
Information Technology	7.9%
Energy	4.4%
Health Care	2.0%
Materials	1.8%
Industrials	1.6%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Tencent Holdings Ltd.	9.0%
Alibaba Group Holding Ltd.	8.5%
Xiaomi Corp.	7.7%
Meituan Class B	6.5%
China Construction Bank Corp. Class H	5.0%
BYD	4.7%
Industrial & Commercial Bank of China Ltd.	4.5%
Bank Of China (Hong Kong) Ltd.	4.2%
NetEase, Inc.	4.0%
Ping An Insurance Group Comapny of China Ltd.	3.8%
Direxion Daily FTSE China Bull 3X Shares	PAGE 1	TSR-SAR-25460G195

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bull 3X Shares	PAGE 2	TSR-SAR-25460G195

Direxion Daily FTSE China Bear 3X Shares
YANG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bear 3X Shares	$37	0.94%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$225,151,003
Number of Holdings	7
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Consumer Discretionary	31.8%
Financials	29.7%
Communication Services	18.5%
Information Technology	7.9%
Energy	4.4%
Health Care	2.0%
Materials	1.8%
Industrials	1.6%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Tencent Holdings Ltd.	9.0%
Alibaba Group Holding Ltd.	8.5%
Xiaomi Corp.	7.7%
Meituan Class B	6.5%
China Construction Bank Corp. Class H	5.0%
BYD	4.7%
Industrial & Commercial Bank of China Ltd.	4.5%
Bank Of China (Hong Kong) Ltd.	4.2%
NetEase, Inc.	4.0%
Ping An Insurance Group Comapny of China Ltd.	3.8%
Direxion Daily FTSE China Bear 3X Shares	PAGE 1	TSR-SAR-25461A460

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bear 3X Shares	PAGE 2	TSR-SAR-25461A460

Direxion Daily FTSE Europe Bull 3X Shares
EURL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE Europe Bull 3X Shares	$51	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$38,386,039
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	252.6%
Investment Companies	47.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
United Kingdom	22.1%
Switzerland	14.9%
Germany	14.8%
France	14.6%
Netherlands	7.4%
Other	6.1%
Sweden	5.5%
Italy	4.9%
Spain	4.7%
Denmark	3.5%
Belgium	1.5%

Top 10 Constituents of Index	(%)
SAP SE	2.4%
Nestle SA	2.1%
ASML Holding N.V.	2.0%
Roche Holding AG	1.7%
Novartis AG	1.7%
AstraZeneca PLC	1.6%
Novo Nordisk A/S	1.6%
HSBC Holdings PLC	1.5%
Shell PLC	1.5%
Siemens AG	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily FTSE Europe Bull 3X Shares	PAGE 1	TSR-SAR-25459Y280

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE Europe Bull 3X Shares	PAGE 2	TSR-SAR-25459Y280

Direxion Daily MSCI Emerging Markets Bull 3X Shares
EDC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$44	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$64,315,213
Number of Holdings	8
Portfolio Turnover	77%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	295.7%
Investment Companies	4.3%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
China	27.1%
India	19.2%
Taiwan, Province Of China	17.0%
Other	11.2%
Korea, Republic of	9.3%
Brazil	4.5%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.4%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.0%
Alibaba Group Holding Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank	1.6%
Xiaomi Corp.	1.3%
Reliance Industries Ltd.	1.3%
ICICI Bank Ltd.	1.1%
Meituan Class B	1.0%
China Construction Bank Corp.	1.0%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	PAGE 1	TSR-SAR-25490K281

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bull 3X Shares	PAGE 2	TSR-SAR-25490K281

Direxion Daily MSCI Emerging Markets Bear 3X Shares
EDZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bear 3X Shares	$46	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,757,972
Number of Holdings	5
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
China	27.1%
India	19.2%
Taiwan, Province Of China	17.0%
Other	11.2%
Korea, Republic of	9.3%
Brazil	4.5%
Saudi Arabia	3.9%
South Africa	2.9%
Mexico	2.1%
United Arab Emirates	1.4%
Malaysia	1.4%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.0%
Alibaba Group Holding Ltd.	3.1%
Samsung Electronics Co. Ltd.	2.3%
HDFC Bank	1.6%
Xiaomi Corp.	1.3%
Reliance Industries Ltd.	1.3%
ICICI Bank Ltd.	1.1%
Meituan Class B	1.0%
China Construction Bank Corp.	1.0%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	PAGE 1	TSR-SAR-25460E547

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bear 3X Shares	PAGE 2	TSR-SAR-25460E547

Direxion Daily MSCI Mexico Bull 3X Shares
MEXX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Mexico Bull 3X Shares	$52	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$27,379,416
Number of Holdings	9
Portfolio Turnover	53%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	252.9%
Investment Companies	47.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Consumer Staples	31.4%
Financials	19.8%
Materials	16.3%
Industrials	13.9%
Communication Services	10.0%
Real Estate	7.2%
Consumer Discretionary	0.8%
Health Care	0.6%

Top 10 Constituents of Index	(%)
Grupo Finance Banorte	11.3%
Fomento Economico Mexicano	9.2%
Wal-Mart de México S.A.B. de C.V.	8.2%
Grupo Mexico Class B	8.1%
América Móvil S.A.B. de C.V.	7.8%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	4.3%
CEMEX S.A.B. de C.V.	3.9%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	3.3%
Arca Continental	3.2%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	2.8%
Direxion Daily MSCI Mexico Bull 3X Shares	PAGE 1	TSR-SAR-25460E281

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Mexico Bull 3X Shares	PAGE 2	TSR-SAR-25460E281

Direxion Daily MSCI South Korea Bull 3X Shares
KORU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI South Korea Bull 3X Shares	$41	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$80,826,744
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	246.6%
Investment Companies	53.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Information Technology	35.4%
Industrials	18.9%
Financials	14.0%
Consumer Discretionary	9.2%
Health Care	7.5%
Communication Services	6.7%
Materials	3.6%
Consumer Staples	2.6%
Energy	1.4%
Utilities	0.7%

Top 10 Constituents of Index	(%)
Samsung Electronics Co. Ltd.	22.2%
SK Hynix, Inc.	9.3%
KB Financial Group	3.3%
Naver Corp.	2.8%
Hyundai Motor Co.	2.5%
Hanwha Aerospace Co. Ltd.	2.5%
Celltrion, Inc.	2.5%
Shinhan Financial Group Co. Ltd.	2.2%
Kia Corp.	2.1%
Samsung Biologics Co. Ltd.	1.8%
Direxion Daily MSCI South Korea Bull 3X Shares	PAGE 1	TSR-SAR-25461A387

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI South Korea Bull 3X Shares	PAGE 2	TSR-SAR-25461A387

Direxion Daily Aerospace & Defense Bull 3X Shares
DFEN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Aerospace & Defense Bull 3X Shares	$48	0.93%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$161,184,835
Number of Holdings	45
Portfolio Turnover	42%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	235.5%
Common Stocks	64.5%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Aerospace & Defense	99.8%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
General Electric Co.	19.5%
RTX Corp.	15.1%
Boeing Co.	9.9%
Axon Enterprise, Inc.	4.7%
Howmet Aerospace, Inc.	4.6%
TransDigm Group, Inc.	4.6%
L3Harris Technologies, Inc.	4.5%
General Dynamics Corp.	4.5%
Lockheed Martin Corp.	4.4%
Northrop Grumman Corp.	4.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Aerospace & Defense Bull 3X Shares	PAGE 1	TSR-SAR-25460E661

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Aerospace & Defense Bull 3X Shares	PAGE 2	TSR-SAR-25460E661

Direxion Daily Consumer Discretionary Bull 3X Shares
WANT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Consumer Discretionary Bull 3X Shares	$43	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,657,953
Number of Holdings	58
Portfolio Turnover	61%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	234.0%
Common Stocks	66.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Hotels, Restaurants & Leisure	26.8%
Broadline Retail	22.3%
Specialty Retail	23.0%
Automobiles	18.4%
Household Durables	3.9%
Textiles, Apparel & Luxury Goods	3.9%
Distributors	1.1%
Automobile Components	0.4%
Leisure Products	0.2%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	21.3%
Tesla, Inc.	16.0%
The Home Depot, Inc.	7.3%
Booking Holdings, Inc.	4.8%
McDonald’s Corp.	4.8%
TJX Companies, Inc.	4.1%
Lowe’s Companies, Inc.	3.6%
Starbucks Corp.	2.6%
O’Reilly Automotive, Inc.	2.3%
Chipotle Mexican Grill, Inc.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Consumer Discretionary Bull 3X Shares	PAGE 1	TSR-SAR-25459Y801

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Consumer Discretionary Bull 3X Shares	PAGE 2	TSR-SAR-25459Y801

Direxion Daily Dow Jones Internet Bull 3X Shares
WEBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bull 3X Shares	$45	0.93%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$117,128,216
Number of Holdings	47
Portfolio Turnover	47%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	234.6%
Common Stocks	65.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Interactive Media & Services	18.2%
Software	16.9%
Hotels, Restaurants & Leisure	13.8%
Entertainment	12.5%
Broadline Retail	10.7%
Communications Equipment	10.2%
IT Services	8.3%
Financial Services	3.2%
Commercial Services & Supplies	2.6%
Other	1.9%
Health Care Technology	1.7%

Top 10 Constituents of Index	(%)
Netflix, Inc.	10.8%
Amazon.com, Inc.	9.1%
Meta Platforms, Inc.	8.7%
Salesforce, Inc.	5.7%
Alphabet, Inc. Class A	5.1%
Booking Holdings, Inc.	5.1%
Cisco Systems, Inc.	4.2%
Alphabet, Inc. Class C	4.2%
Arista Networks, Inc.	4.1%
DoorDash, Inc.	3.2%
Direxion Daily Dow Jones Internet Bull 3X Shares	PAGE 1	TSR-SAR-25460E364

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bull 3X Shares	PAGE 2	TSR-SAR-25460E364

Direxion Daily Dow Jones Internet Bear 3X Shares
WEBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bear 3X Shares	$40	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,542,560
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Interactive Media & Services	18.2%
Software	16.9%
Hotels, Restaurants & Leisure	13.8%
Entertainment	12.5%
Broadline Retail	10.7%
Communications Equipment	10.2%
IT Services	8.3%
Financial Services	3.2%
Commercial Services & Supplies	2.6%
Other	1.9%
Health Care Technology	1.7%

Top 10 Constituents of Index	(%)
Netflix, Inc.	10.8%
Amazon.com, Inc.	9.1%
Meta Platforms, Inc.	8.7%
Salesforce, Inc.	5.7%
Alphabet, Inc. Class A	5.1%
Booking Holdings, Inc.	5.1%
Cisco Systems, Inc.	4.2%
Alphabet, Inc. Class C	4.2%
Arista Networks, Inc.	4.1%
DoorDash, Inc.	3.2%
Direxion Daily Dow Jones Internet Bear 3X Shares	PAGE 1	TSR-SAR-25461A486

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bear 3X Shares	PAGE 2	TSR-SAR-25461A486

Direxion Daily Financial Bull 3X Shares
FAS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Financial Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bull 3X Shares	$43	0.86%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,250,678,581
Number of Holdings	85
Portfolio Turnover	41%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	231.6%
Common Stocks	68.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financial Services	34.4%
Banks	23.6%
Capital Markets	22.1%
Insurance	15.8%
Consumer Finance	4.1%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	14.3%
JPMorgan Chase & Co.	10.0%
Visa, Inc. Class A	8.7%
MasterCard, Inc. Class A	6.5%
Bank of America Corp.	3.9%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Financial Bull 3X Shares	PAGE 1	TSR-SAR-25459Y694

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bull 3X Shares	PAGE 2	TSR-SAR-25459Y694

Direxion Daily Financial Bear 3X Shares
FAZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Financial Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bear 3X Shares	$40	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$106,538,165
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Financial Services	34.4%
Banks	23.6%
Capital Markets	22.1%
Insurance	15.8%
Consumer Finance	4.1%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	14.3%
JPMorgan Chase & Co.	10.0%
Visa, Inc. Class A	8.7%
MasterCard, Inc. Class A	6.5%
Bank of America Corp.	3.9%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Financial Bear 3X Shares	PAGE 1	TSR-SAR-25460E240

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bear 3X Shares	PAGE 2	TSR-SAR-25460E240

Direxion Daily Healthcare Bull 3X Shares
CURE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Healthcare Bull 3X Shares	$41	0.91%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$133,259,556
Number of Holdings	67
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	234.5%
Common Stocks	65.5%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Pharmaceuticals	31.7%
Health Care Equipment & Supplies	22.7%
Health Care Providers & Services	20.2%
Biotechnology	16.9%
Life Sciences Tools & Services	8.5%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	13.9%
UnitedHealth Group, Inc.	7.4%
Johnson & Johnson	7.4%
AbbVie, Inc.	6.7%
Abbott Laboratories	4.4%
Merck & Co., Inc.	4.2%
Intuitive Surgical, Inc.	3.6%
Thermo Fisher Scientific, Inc.	3.2%
Amgen, Inc.	3.1%
Boston Scientific Corp.	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Healthcare Bull 3X Shares	PAGE 1	TSR-SAR-25459Y876

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Healthcare Bull 3X Shares	PAGE 2	TSR-SAR-25459Y876

Direxion Daily Homebuilders & Supplies Bull 3X Shares
NAIL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Homebuilders & Supplies Bull 3X Shares	$32	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$242,310,767
Number of Holdings	56
Portfolio Turnover	8%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	241.1%
Common Stocks	58.9%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Household Durables	66.9%
Building Products	16.4%
Specialty Retail	10.7%
Chemicals	4.8%
Construction Materials	1.2%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc..	14.5%
Lennar Corp. Class A	10.2%
NVR, Inc.	8.6%
PulteGroup, Inc.	8.4%
The Sherwin Williams Co.	4.8%
The Home Depot, Inc.	4.7%
Lowe’s Companies, Inc.	4.6%
Toll Brothers, Inc.	4.1%
TopBuild Corp.	3.5%
Lennox International, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Homebuilders & Supplies Bull 3X Shares	PAGE 1	TSR-SAR-25490K596

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Homebuilders & Supplies Bull 3X Shares	PAGE 2	TSR-SAR-25490K596

Direxion Daily Industrials Bull 3X Shares
DUSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Industrials Bull 3X Shares	$43	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$29,410,129
Number of Holdings	85
Portfolio Turnover	19%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	232.2%
Common Stocks	67.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Aerospace & Defense	24.8%
Machinery	18.2%
Ground Transportation	11.0%
Electrical Equipment	9.2%
Professional Services	8.1%
Commercial Services & Supplies	7.5%
Building Products	6.4%
Industrial Conglomerates	5.3%
Air Freight & Logistics	3.5%
Trading Companies & Distributors	3.3%
Other	2.7%

Top 10 Constituents of Index	(%)
General Electric Co.	5.4%
Uber Technologies, Inc.	4.2%
RTX Corp.	4.2%
Caterpillar, Inc.	3.7%
Boeing Co.	3.4%
Honeywell International, Inc.	3.4%
Union Pacific Corp.	3.2%
Automatic Data Processing, Inc.	3.0%
Deere & Co.	2.9%
Eaton Corporation PLC ADR	2.9%
Direxion Daily Industrials Bull 3X Shares	PAGE 1	TSR-SAR-25460E737

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Industrials Bull 3X Shares	PAGE 2	TSR-SAR-25460E737

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
PILL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	$39	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,584,307
Number of Holdings	48
Portfolio Turnover	38%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	230.2%
Common Stocks	69.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Corcept Therapeutics, Inc.	5.2%
Eli Lilly & Co.	4.3%
Tarsus Pharmaceuticals, Inc.	4.2%
Royalty Pharma PLC ADR	4.0%
Zoetis, Inc.	3.8%
Johnson & Johnson	3.8%
Pfizer, Inc.	3.8%
Axsome Therapeutics, Inc.	3.7%
Perrigo Co. PLC ADR	3.7%
Prestige Consumer Healthcare, Inc.	3.7%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 1	TSR-SAR-25460E646

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PAGE 2	TSR-SAR-25460E646

Direxion Daily Real Estate Bull 3X Shares
DRN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bull 3X Shares	$43	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$58,377,965
Number of Holdings	36
Portfolio Turnover	1%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	226.3%
Common Stocks	73.7%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Specialized REITs	44.1%
Health Care REITs	13.8%
Residential REITs	12.7%
Retail REITs	12.4%
Industrial REITs	8.9%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	0.9%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
American Tower Corp.	9.9%
Prologis, Inc.	8.9%
Welltower, Inc.	8.7%
Equinix, Inc.	7.9%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.8%
Simon Property Group, Inc.	4.5%
Public Storage	4.4%
Crown Castle, Inc.	4.3%
CBRE Group, Inc. Class A	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Real Estate Bull 3X Shares	PAGE 1	TSR-SAR-25459W755

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bull 3X Shares	PAGE 2	TSR-SAR-25459W755

Direxion Daily Real Estate Bear 3X Shares
DRV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bear 3X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$46,518,484
Number of Holdings	5
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Specialized REITs	44.1%
Health Care REITs	13.8%
Residential REITs	12.7%
Retail REITs	12.4%
Industrial REITs	8.9%
Real Estate Management & Development	6.3%
Hotel & Resort REITs	0.9%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
American Tower Corp.	9.9%
Prologis, Inc.	8.9%
Welltower, Inc.	8.7%
Equinix, Inc.	7.9%
Digital Realty Trust, Inc.	4.8%
Realty Income Corp.	4.8%
Simon Property Group, Inc.	4.5%
Public Storage	4.4%
Crown Castle, Inc.	4.3%
CBRE Group, Inc. Class A	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Real Estate Bear 3X Shares	PAGE 1	TSR-SAR-25460G419

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bear 3X Shares	PAGE 2	TSR-SAR-25460G419

Direxion Daily Regional Banks Bull 3X Shares
DPST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Regional Banks Bull 3X Shares	$35	0.88%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$537,604,663
Number of Holdings	151
Portfolio Turnover	73%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	232.2%
Common Stocks	67.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
East West Bancorp, Inc.	3.0%
Huntington Bancshares, Inc.	3.0%
M&T Bank Corp.	3.0%
Regions Financial Corp.	2.9%
First Horizon National Corp.	2.9%
Truist Financial Corp.	2.9%
Western Alliance Bancorp	2.8%
Citizens Financial Group, Inc.	2.7%
Valley National Bancorp	2.7%
Zions Bancorp	2.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Regional Banks Bull 3X Shares	PAGE 1	TSR-SAR-25460G153

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Regional Banks Bull 3X Shares	PAGE 2	TSR-SAR-25460G153

Direxion Daily Retail Bull 3X Shares
RETL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Retail Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Retail Bull 3X Shares	$39	0.94%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$34,447,291
Number of Holdings	83
Portfolio Turnover	37%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	237.8%
Common Stocks	62.2%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Specialty Retail	65.8%
Consumer Staples Distribution & Retail	23.8%
Broadline Retail	10.4%

Top 10 Constituents of Index	(%)
Grocery Outlet Holding Corp.	1.9%
Carvana Co.	1.9%
Dollar Tree, Inc.	1.8%
GameStop Corp. Class A	1.7%
Dollar General Corp.	1.7%
Sprouts Farmers Market, Inc.	1.7%
Signet Jewelers Ltd. ADR	1.7%
PriceSmart, Inc.	1.7%
Ulta Beauty, Inc.	1.7%
Casey’s General Stores, Inc.	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Retail Bull 3X Shares	PAGE 1	TSR-SAR-25460G815

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Retail Bull 3X Shares	PAGE 2	TSR-SAR-25460G815

Direxion Daily S&P 500® High Beta Bull 3X Shares
HIBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® High Beta Bull 3X Shares	$38	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$45,936,741
Number of Holdings	108
Portfolio Turnover	53%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	243.0%
Common Stocks	57.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Information Technology	51.6%
Industrials	17.9%
Consumer Discretionary	9.0%
Financials	8.9%
Utilities	3.2%
Communication Services	2.6%
Health Care	2.6%
Materials	1.8%
Energy	0.8%
Consumer Staples	0.8%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Super Micro Computer, Inc.	1.8%
NVIDIA Corp.	1.8%
Palantir Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
KLA-Tencor Corp.	1.6%
Cadence Design Systems, Inc.	1.5%
Lam Research Corp.	1.5%
Advanced Micro Devices, Inc.	1.4%
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 1	TSR-SAR-25460G856

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bull 3X Shares	PAGE 2	TSR-SAR-25460G856

Direxion Daily S&P 500® High Beta Bear 3X Shares
HIBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® High Beta Bear 3X Shares	$45	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$24,388,318
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Information Technology	51.6%
Industrials	17.9%
Consumer Discretionary	9.0%
Financials	8.9%
Utilities	3.2%
Communication Services	2.6%
Health Care	2.6%
Materials	1.8%
Energy	0.8%
Consumer Staples	0.8%
Real Estate	0.8%

Top 10 Constituents of Index	(%)
Super Micro Computer, Inc.	1.8%
NVIDIA Corp.	1.8%
Palantir Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Broadcom, Inc.	1.6%
Tesla, Inc.	1.6%
KLA-Tencor Corp.	1.6%
Cadence Design Systems, Inc.	1.5%
Lam Research Corp.	1.5%
Advanced Micro Devices, Inc.	1.4%
Direxion Daily S&P 500® High Beta Bear 3X Shares	PAGE 1	TSR-SAR-25460E224

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bear 3X Shares	PAGE 2	TSR-SAR-25460E224

Direxion Daily S&P Biotech Bull 3X Shares
LABU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bull 3X Shares	$34	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$596,913,408
Number of Holdings	135
Portfolio Turnover	27%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	236.3%
Common Stocks	63.7%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Alnylam Pharmaceuticals, Inc.	2.7%
Natera, Inc.	2.6%
Vertex Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
United Therapeutics Corp.	2.5%
Exact Sciences Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.4%
Amgen, Inc.	2.4%
Incyte Corp.	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Biotech Bull 3X Shares	PAGE 1	TSR-SAR-25460G120

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bull 3X Shares	PAGE 2	TSR-SAR-25460G120

Direxion Daily S&P Biotech Bear 3X Shares
LABD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bear 3X Shares	$54	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$47,989,625
Number of Holdings	10
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Alnylam Pharmaceuticals, Inc.	2.7%
Natera, Inc.	2.6%
Vertex Pharmaceuticals, Inc.	2.6%
Neurocrine Biosciences, Inc.	2.5%
United Therapeutics Corp.	2.5%
Exact Sciences Corp.	2.5%
Insmed, Inc.	2.5%
Gilead Sciences, Inc.	2.4%
Amgen, Inc.	2.4%
Incyte Corp.	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Biotech Bear 3X Shares	PAGE 1	TSR-SAR-25460G716

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bear 3X Shares	PAGE 2	TSR-SAR-25460G716

Direxion Daily Semiconductor Bull 3X Shares
SOXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bull 3X Shares	$25	0.72%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,210,538,654
Number of Holdings	43
Portfolio Turnover	74%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	232.2%
Common Stocks	67.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.8%
NVIDIA Corp.	7.9%
Texas Instruments, Inc.	7.4%
Advanced Micro Devices, Inc.	7.1%
Qualcomm, Inc.	6.9%
KLA-Tencor Corp.	4.5%
Applied Materials, Inc.	4.3%
Monolithic Power Systems, Inc.	4.3%
Lam Research Corp.	4.2%
NXP Semiconductors NV ADR	3.9%
Direxion Daily Semiconductor Bull 3X Shares	PAGE 1	TSR-SAR-25459W458

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bull 3X Shares	PAGE 2	TSR-SAR-25459W458

Direxion Daily Semiconductor Bear 3X Shares
SOXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bear 3X Shares	$40	0.87%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$736,836,408
Number of Holdings	12
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	8.8%
NVIDIA Corp.	7.9%
Texas Instruments, Inc.	7.4%
Advanced Micro Devices, Inc.	7.1%
Qualcomm, Inc.	6.9%
KLA-Tencor Corp.	4.5%
Applied Materials, Inc.	4.3%
Monolithic Power Systems, Inc.	4.3%
Lam Research Corp.	4.2%
NXP Semiconductors NV ADR	3.9%
Direxion Daily Semiconductor Bear 3X Shares	PAGE 1	TSR-SAR-25460G112

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bear 3X Shares	PAGE 2	TSR-SAR-25460G112

Direxion Daily Technology Bull 3X Shares
TECL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Technology Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bull 3X Shares	$35	0.84%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,262,669,324
Number of Holdings	81
Portfolio Turnover	45%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	230.2%
Common Stocks	69.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Software	37.6%
Semiconductors & Semiconductor Equipment	31.1%
Technology Hardware, Storage & Peripherals	16.3%
IT Services	6.6%
Communications Equipment	5.0%
Electronic Equipment, Instruments & Components	3.4%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.7%
Microsoft Corp.	13.5%
NVIDIA Corp.	12.3%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.1%
Palantir Technologies, Inc.	2.9%
Cisco Systems, Inc.	2.7%
Oracle Corp.	2.7%
International Business Machines Corp.	2.7%
ServiceNow, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Bull 3X Shares	PAGE 1	TSR-SAR-25459W102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bull 3X Shares	PAGE 2	TSR-SAR-25459W102

Direxion Daily Technology Bear 3X Shares
TECS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Technology Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bear 3X Shares	$43	0.92%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$78,283,567
Number of Holdings	12
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Software	37.6%
Semiconductors & Semiconductor Equipment	31.1%
Technology Hardware, Storage & Peripherals	16.3%
IT Services	6.6%
Communications Equipment	5.0%
Electronic Equipment, Instruments & Components	3.4%

Top 10 Constituents of Index	(%)
Apple, Inc.	14.7%
Microsoft Corp.	13.5%
NVIDIA Corp.	12.3%
Broadcom, Inc.	4.5%
Salesforce, Inc.	3.1%
Palantir Technologies, Inc.	2.9%
Cisco Systems, Inc.	2.7%
Oracle Corp.	2.7%
International Business Machines Corp.	2.7%
ServiceNow, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Bear 3X Shares	PAGE 1	TSR-SAR-25461A494

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bear 3X Shares	PAGE 2	TSR-SAR-25461A494

Direxion Daily Transportation Bull 3X Shares
TPOR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Transportation Bull 3X Shares	$37	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,057,312
Number of Holdings	51
Portfolio Turnover	9%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	247.4%
Common Stocks	52.6%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Ground Transportation	65.5%
Air Freight & Logistics	16.9%
Passenger Airlines	15.8%
Marine Transportation	1.8%

Top 10 Constituents of Index	(%)
Uber Technologies, Inc.	22.8%
Union Pacific Corp.	17.6%
United Parcel Service, Inc. Class B	6.6%
Norfolk Southern Corp.	4.6%
CSX Corp.	4.5%
Old Dominion Freight Line, Inc.	4.4%
Delta Air Lines, Inc.	4.4%
United Continental Holdings, Inc.	4.3%
FedEx Corp.	4.1%
Southwest Airlines Co.	3.1%
Direxion Daily Transportation Bull 3X Shares	PAGE 1	TSR-SAR-25460E679

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Transportation Bull 3X Shares	PAGE 2	TSR-SAR-25460E679

Direxion Daily Utilities Bull 3X Shares
UTSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Utilities Bull 3X Shares	$45	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$28,770,136
Number of Holdings	39
Portfolio Turnover	16%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	228.6%
Common Stocks	71.4%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Index Composition	(%)
Electric Utilities	64.2%
Multi-Utilities	27.1%
Independent Power and Renewable Electricity Producers	4.2%
Water Utilities	2.4%
Gas Utilities	2.1%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	11.4%
Southern Co.	8.3%
Duke Energy Corp.	7.8%
Constellation Energy Corp.	5.8%
American Electric Power Co., Inc.	4.8%
Exelon Corp.	3.9%
Sempra Energy	3.9%
Dominion Energy, Inc.	3.8%
Vistra Corp.	3.6%
Xcel Energy, Inc.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Utilities Bull 3X Shares	PAGE 1	TSR-SAR-25460E711

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Utilities Bull 3X Shares	PAGE 2	TSR-SAR-25460E711

Direxion Daily 7-10 Year Treasury Bull 3X Shares
TYD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bull 3X Shares	$48	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,417,680
Number of Holdings	8
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	231.2%
Investment Companies	68.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.7%
4.375% 2034-05-15	8.6%
4.250% 2034-11-15	8.5%
4.500% 2033-11-15	8.3%
4.000% 2034-02-15	8.2%
3.875% 2034-08-15	8.2%
3.875% 2033-08-15	7.4%
4.125% 2032-11-15	7.0%
2.875% 2032-05-15	6.6%
3.500% 2033-02-15	6.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 7-10 Year Treasury Bull 3X Shares	PAGE 1	TSR-SAR-25459W565

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bull 3X Shares	PAGE 2	TSR-SAR-25459W565

Direxion Daily 7-10 Year Treasury Bear 3X Shares
TYO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bear 3X Shares	$46	0.95%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,976,371
Number of Holdings	6
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.7%
4.375% 2034-05-15	8.6%
4.250% 2034-11-15	8.5%
4.500% 2033-11-15	8.3%
4.000% 2034-02-15	8.2%
3.875% 2034-08-15	8.2%
3.875% 2033-08-15	7.4%
4.125% 2032-11-15	7.0%
2.875% 2032-05-15	6.6%
3.500% 2033-02-15	6.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 7-10 Year Treasury Bear 3X Shares	PAGE 1	TSR-SAR-25459W557

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bear 3X Shares	PAGE 2	TSR-SAR-25459W557

Direxion Daily 20+ Year Treasury Bull 3X Shares
TMF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bull 3X Shares	$35	0.75%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,804,190,428
Number of Holdings	13
Portfolio Turnover	83%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	230.9%
Investment Companies	69.1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Top 10 Constituents of Index	(%)
4.625% 2054-05-15	4.7%
4.625% 2055-02-15	4.7%
4.500% 2054-11-15	4.6%
4.750% 2053-11-15	4.6%
4.250% 2054-08-15	4.4%
4.250% 2054-02-15	4.4%
4.250% 2053-08-15	3.9%
4.000% 2052-11-15	3.5%
2.250% 2051-05-15	3.3%
3.625% 2053-05-15	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 20+ Year Treasury Bull 3X Shares	PAGE 1	TSR-SAR-25460G138

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bull 3X Shares	PAGE 2	TSR-SAR-25460G138

Direxion Daily 20+ Year Treasury Bear 3X Shares
TMV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X Shares for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bear 3X Shares	$45	0.88%
*	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$168,988,897
Number of Holdings	9
Portfolio Turnover	0%
Visit https://connect.rightprospectus.com/Direxion for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Market Exposure	(%)
Swap Contracts	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Swap contracts are total return swap contracts.

Top 10 Constituents of Index	(%)
4.625% 2054-05-15	4.7%
4.625% 2055-02-15	4.7%
4.500% 2054-11-15	4.6%
4.750% 2053-11-15	4.6%
4.250% 2054-08-15	4.4%
4.250% 2054-02-15	4.4%
4.250% 2053-08-15	3.9%
4.000% 2052-11-15	3.5%
2.250% 2051-05-15	3.3%
3.625% 2053-05-15	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 20+ Year Treasury Bear 3X Shares	PAGE 1	TSR-SAR-25460G849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bear 3X Shares	PAGE 2	TSR-SAR-25460G849

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Direxion

DIREXION SHARES ETF TRUST

Semi-Annual Financial Statements and Additional Information

APRIL 30, 2025

1301 Avenue of the Americas (6th Ave.), 28th Floor New York, New York 10019 www.direxion.com

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 98.3%
	Money Market Funds — 98.3%
218,888,532	Dreyfus Government Cash Management Institutional Shares, 4.26%(a)	$218,888,532
	TOTAL SHORT TERM INVESTMENTS (Cost $218,888,532)	$218,888,532
	TOTAL INVESTMENTS (Cost $218,888,532) — 98.3%	$218,888,532
	Other Assets in Excess of Liabilities — 1.7%(b)	3,848,378
	TOTAL NET ASSETS — 100.0%	$222,736,910

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	$3,144,066 of cash is pledged as collateral for futures contracts.
Long Futures Contracts
April 30, 2025 (Unaudited)

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/(Payable), net	Unrealized Appreciation (Depreciation)
Corn	9/12/2025	1,148	$25,083,800	$129,150	$(228,818)
Gold	6/26/2025	90	29,871,900	(130,500)	4,461,243
Natural Gas	4/28/2026	206	7,846,540	86,520	437,389
			$ 62,802,240	$85,170	$4,669,814

All futures contracts held by DirexionBCS Fund Ltd. See Note 1.
The accompanying notes are an integral part of these financial statements.

1

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 80.8%
	Accommodation — 0.3%
2,609	Airbnb, Inc. Class A(a)	$318,089
1,453	Hilton Worldwide Holdings, Inc.	327,622
4,209	Host Hotels & Resorts, Inc.	59,431
2,071	Las Vegas Sands Corp.	75,944
1,386	Marriott International, Inc. Class C	330,672
1,356	MGM Resorts International(a)	42,660
539	Wynn Resorts Ltd.	43,287
		1,197,705
	Administrative and Support Services — 2.6%
523	Allegion PLC ADR (Ireland)	72,802
13,756	Amcor PLC ADR (United Kingdom)(b)	126,555
577	Ameriprise Financial, Inc.	271,778
2,456	Automatic Data Processing, Inc.	738,274
191	Booking Holdings, Inc.	973,962
700	Broadridge Financial Solutions, Inc.	169,680
424	Corpay, Inc.(a)	137,957
740	Equifax, Inc.	192,496
220	FactSet Research System, Inc.	95,088
464	Gartner, Inc.(a)	195,381
1,763	Iron Mountain, Inc.	158,088
948	Live Nation Entertainment, Inc.(a)(b)	125,563
1,515	Match Group, Inc.	44,935
935	Moody’s Corp.	423,667
1,689	Rollins, Inc.	96,493
1,493	Royal Caribbean Cruises Ltd. ADR (Liberia)	320,861
12,585	Uber Technologies, Inc.(a)	1,019,511
10,375	Visa, Inc. Class A	3,584,562
2,196	Waste Management, Inc.	512,459
		9,260,112
	Air Transportation — 0.1%
3,858	Delta Air Lines, Inc.	160,609
3,574	Southwest Airlines Co.	99,929
1,983	United Continental Holdings, Inc.(a)	136,470
		397,008
	Ambulatory Health Care Services — 0.1%
275	DaVita, Inc.(a)	38,926
503	Labcorp Holdings, Inc.	121,228
343	Molina Healthcare, Inc.(a)	112,164
662	Quest Diagnostics, Inc.	117,982
7,185	Viatris, Inc.	60,498
		450,798
	Amusement, Gambling, and Recreation Industries — 0.3%
10,880	The Walt Disney Co.	989,536

The accompanying notes are an integral part of these financial statements.

2

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.2%
2,067	Cintas Corp.	$437,543
919	Deckers Outdoor Corp.(a)	101,853
233	Ralph Lauren Corp.	52,413
		591,809
	Beverage and Tobacco Product Manufacturing — 1.2%
10,207	Altria Group, Inc.	603,744
940	Constellation Brands, Inc. Class A	176,287
7,187	Keurig Dr Pepper, Inc.	248,598
1,037	Molson Coors Brewing Co. Class B	59,659
4,216	Monster Beverage Corp.(a)	253,466
8,258	PepsiCo, Inc.	1,119,620
9,367	Philip Morris International, Inc.	1,605,129
		4,066,503
	Broadcasting and Content Providers — 0.4%
579	Charter Communications, Inc.(a)(b)	226,887
22,716	Comcast Corp. Class A	776,887
1,310	FOX Corp. Class A	65,225
797	FOX Corp. Class B	36,853
3,587	Paramount Global Class B(b)	42,111
405	TKO Group Holdings, Inc.(b)	65,979
13,441	Warner Bros Discovery, Inc.(a)	116,534
		1,330,476
	Building Material and Garden Equipment and Supplies Dealers — 0.9%
3,398	Lowe’s Companies, Inc.	759,657
325	Snap-on, Inc.	101,988
5,982	The Home Depot, Inc.	2,156,451
3,216	Tractor Supply Co.	162,794
		3,180,890
	Chemical Manufacturing — 5.6%
10,631	AbbVie, Inc.	2,074,108
1,348	Air Products & Chemicals, Inc.	365,429
702	Albemarle Corp.	41,102
3,231	Amgen, Inc.	939,962
888	Biogen, Inc.(a)	107,519
955	Bio-Techne Corp.	48,084
12,223	Bristol-Myers Squibb Co.	613,595
1,046	CF Industries Holdings, Inc.	81,975
1,485	Church & Dwight Co., Inc.	147,520
735	Clorox Co.	104,590
4,882	Colgate-Palmolive Co.	450,072
2,520	DuPont de Nemours, Inc.	166,295
686	Eastman Chemical Co.	52,822
1,520	Ecolab, Inc.	382,174
4,743	Eli Lilly & Co.	4,263,720

The accompanying notes are an integral part of these financial statements.

3

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
7,503	Gilead Sciences, Inc.	$799,370
970	Incyte Corp.(a)	60,780
3,460	IntercontinentalExchange, Inc.	581,176
1,541	International Flavors & Fragrances, Inc.	120,907
11,550	Kenvue, Inc.	272,580
2,001	Kimberly-Clark Corp.	263,692
2,865	Linde PLC ADR (Ireland)	1,298,504
1,560	LyondellBasell Industries N.V. Class A ADR (Netherlands)	90,808
15,237	Merck & Co., Inc.	1,298,192
1,919	Mosaic Co.	58,338
34,124	Pfizer, Inc.	832,967
1,404	PPG Industries, Inc.	152,839
14,117	Procter & Gamble Co.	2,295,001
630	Regeneron Pharmaceuticals, Inc.	377,219
1,548	Vertex Pharmaceuticals, Inc.(a)	788,706
2,696	Zoetis, Inc.	421,654
		19,551,700
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.4%
669	Lululemon Athletica, Inc.(a)	181,145
1,991	Ross Stores, Inc.	276,749
6,771	TJX Companies, Inc.	871,292
		1,329,186
	Computer and Electronic Product Manufacturing — 19.5%
9,754	Advanced Micro Devices, Inc.(a)	949,552
1,714	Agilent Technologies, Inc.	184,426
35,125	Alphabet, Inc.	5,577,850
28,467	Alphabet, Inc. Class C	4,580,056
1,400	AMETEK, Inc.	237,412
7,296	Amphenol Corp. Class A	561,427
2,993	Analog Devices, Inc.	583,395
90,453	Apple, Inc.	19,221,262
6,224	Arista Networks, Inc.(a)	512,048
28,227	Broadcom, Inc.	5,432,851
23,980	Cisco Systems, Inc.	1,384,365
3,848	Danaher Corp.	767,022
1,886	Dell Technologies, Inc.	173,059
808	Enphase Energy, Inc.(a)	36,029
639	First Solar, Inc.(a)	80,399
3,827	Fortinet, Inc.(a)	397,089
2,055	Fortive Corp.	143,213
2,749	GE HealthCare Technologies, Inc.	193,337
1,359	Hologic, Inc.(a)	79,094
5,652	HP, Inc.	144,522
26,072	Intel Corp.	524,047
5,563	International Business Machines Corp.	1,345,245

The accompanying notes are an integral part of these financial statements.

4

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
655	Jabil Circuit, Inc.(b)	$95,997
1,042	Keysight Technologies, Inc.(a)	151,507
1,130	L3Harris Technologies, Inc.	248,622
7,730	Lam Research Corp.	554,009
3,235	Microchip Technology, Inc.	149,069
6,713	Micron Technology, Inc.	516,565
297	Monolithic Power Systems, Inc.	176,151
1,008	Motorola Solutions, Inc.	443,913
1,218	NetApp, Inc.	109,315
828	Northrop Grumman Corp.	402,822
147,465	NVIDIA Corp.	16,061,888
1,531	NXP Semiconductors NV ADR (Netherlands)	282,179
2,540	ON Semiconductor Corp.(a)	100,838
2,384	Otis Worldwide Corp.	229,508
3,990	Palto Alto Networks, Inc.(a)	745,851
6,658	Qualcomm, Inc.	988,447
726	Revvity, Inc.	67,830
640	Roper Technologies, Inc.	358,451
8,021	RTX Corp.	1,011,689
1,270	Seagate Technology Holdings PLC ADR (Ireland)	115,608
971	Skyworks Solutions, Inc.	62,416
3,037	Super Micro Computer, Inc.(a)	96,759
290	Teledyne Technologies, Inc.(a)	135,149
983	Teradyne, Inc.	72,948
5,481	Texas Instruments, Inc.	877,234
2,299	Thermo Fisher Scientific, Inc.	986,271
1,483	Trimble, Inc.(a)	92,154
1,492	Veralto Corp.	143,083
364	Waters Corp.(a)	126,574
2,095	Western Digital Corp.(a)	91,887
319	Zebra Technologies Corp. Class A(a)	79,852
		68,682,286
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.2%
3,422	Fiserv, Inc.(a)	631,599
	Construction of Buildings — 0.2%
1,705	D.R. Horton, Inc.	215,410
1,412	Lennar Corp. Class A	153,357
17	NVR, Inc.(a)	121,138
1,214	PulteGroup, Inc.	124,532
		614,437
	Couriers and Messengers — 0.2%
1,343	FedEx Corp.	282,473
4,401	United Parcel Service, Inc. Class B	419,415
		701,888

The accompanying notes are an integral part of these financial statements.

5

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — 4.3%
3,337	American Express Co.	$889,010
39,874	Bank of America Corp.	1,590,175
4,319	Bank of New York Mellon Corp.	347,291
2,291	Capital One Financial Corp.	412,976
11,302	Citigroup, Inc.	772,831
2,632	Citizens Financial Group, Inc.	97,095
1,514	Discover Financial Services	276,562
3,188	Fidelity National Information Services, Inc.	251,469
4,041	Fifth Third Bancorp	145,234
1,493	Global Payments, Inc.	113,931
8,749	Huntington Bancshares, Inc.	127,123
16,841	JPMorgan Chase & Co.	4,119,645
5,997	KeyCorp	88,996
1,000	M&T Bank Corp.	169,760
4,900	MasterCard, Inc. Class A	2,685,494
1,176	Northern Trust Corp.	110,520
2,381	PNC Financial Services Group, Inc.	382,603
5,474	Regions Financial Corp.	111,724
1,732	State Street Corp.	152,589
2,340	Synchrony Financial	121,563
7,926	Truist Financial Corp.	303,883
9,398	U.S. Bancorp	379,115
19,802	Wells Fargo & Co.	1,406,140
		15,055,729
	Electrical Equipment, Appliance, and Component Manufacturing — 0.2%
706	A.O. Smith Corp.	47,909
439	Axon Enterprise, Inc.(a)	269,239
3,393	Emerson Electric Co.	356,638
366	Generac Holdings, Inc.(a)	41,863
674	Rockwell Automation, Inc.	166,936
		882,585
	Fabricated Metal Product Manufacturing — 0.1%
1,792	Ball Corp.	93,076
1,420	Nucor Corp.	169,505
997	Pentair PLC ADR (Ireland)	90,458
933	Stanley Black & Decker, Inc.	55,999
		409,038
	Food and Beverage Retailers — 0.1%
4,017	Kroger Co.	290,068
	Food Manufacturing — 1.0%
2,878	Archer-Daniels-Midland Co.	137,424
23,318	Coca-Cola Co.	1,691,721
3,315	General Mills, Inc.	188,093
1,747	Hormel Foods Corp.	52,235

The accompanying notes are an integral part of these financial statements.

6

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — (Continued)
1,617	Kellanova	$133,839
865	Lamb Weston Holdings, Inc.	45,681
1,522	McCormick & Co, Inc.	116,677
7,794	Mondelez International, Inc.	531,005
1,182	The Campbell's Company	43,096
896	The Hershey Co.	149,802
635	The J.M. Smucker Co.	73,831
5,251	The Kraft Heinz Co.	152,804
1,719	Tyson Foods, Inc. Class A	105,272
		3,421,480
	Food Services and Drinking Places — 0.9%
8,158	Chipotle Mexican Grill, Inc.(a)	412,142
700	Darden Restaurants, Inc.	140,448
2,043	DoorDash, Inc.(a)	394,074
4,313	McDonald’s Corp.	1,378,651
6,842	Starbucks Corp.	547,702
1,678	Yum! Brands, Inc.	252,438
		3,125,455
	Funds, Trusts, and Other Financial Vehicles — 0.1%
930	Garmin Ltd. ADR (Switzerland)	173,789
1,349	T. Rowe Price Group, Inc.	119,454
		293,243
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
1,168	Best Buy Co., Inc.	77,894
	Gasoline Stations and Fuel Dealers — 0.4%
10,063	Chevron Corp.	1,369,172
	General Merchandise Retailers — 4.7%
56,792	Amazon.com, Inc.(a)	10,473,581
2,671	Costco Wholesale Corp.	2,656,310
1,322	Dollar General Corp.	123,858
1,212	Dollar Tree, Inc.(a)	99,105
2,881	eBay, Inc.	196,369
2,754	Target Corp.	266,312
26,121	Walmart, Inc.	2,540,267
734	Williams-Sonoma, Inc.	113,381
		16,469,183
	Health and Personal Care Retailers — 0.2%
7,591	CVS Health Corp.	506,396
289	Ulta Beauty, Inc.(a)	114,340
4,317	Walgreens Boots Alliance, Inc.	47,357
		668,093

The accompanying notes are an integral part of these financial statements.

7

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Hospitals — 0.1%
1,074	HCA Healthcare, Inc.	$370,616
361	Universal Health Services, Inc. Class B	63,922
		434,538
	Insurance Carriers and Related Activities — 4.5%
2,987	Aflac, Inc.	324,627
1,595	Allstate Corp.	316,432
3,578	American International Group, Inc.	291,679
2,252	Arch Capital Group Ltd.ADR	204,211
1,532	Arthur J. Gallagher & Co.	491,297
318	Assurant, Inc.	61,291
11,041	Berkshire Hathaway, Inc. Class B(a)	5,887,613
1,434	Brown & Brown, Inc.	158,601
2,992	Centene Corp.(a)	179,071
2,239	Chubb Limited ADR (Switzerland)	640,533
1,647	Cigna Corp.	560,046
946	Cincinnati Financial Corp.	131,693
1,404	Elevance Health, Inc.	590,494
144	Erie Indemnity Co. Class A	51,641
256	Everest Re Group Ltd.ADR	91,861
506	Globe Life, Inc.	62,410
720	Humana, Inc.	188,813
1,063	Loews Corp.	92,300
2,964	Marsh & McLennan Companies, Inc.	668,293
3,494	MetLife, Inc.	263,343
1,262	Principal Financial Group, Inc.	93,577
3,535	Progressive Corp.	995,951
2,132	Prudential Financial, Inc.	218,978
1,727	The Hartford Insurance Group, Inc.	211,851
1,373	Travelers Companies, Inc.	362,651
5,539	UnitedHealth Group, Inc.	2,278,966
1,803	W.R. Berkley Corp.	129,257
598	Willis Towers Watson PLC ADR (Ireland)	184,064
		15,731,544
	Leather and Allied Product Manufacturing — 0.1%
7,111	NIKE, Inc. Class B	401,060
1,241	Tapestry, Inc.	87,677
		488,737
	Machinery Manufacturing — 1.7%
4,889	Applied Materials, Inc.	736,821
5,959	Baker Hughes Co.	210,949
4,859	Carrier Global Corp.	303,882
2,875	Caterpillar, Inc.	889,151
836	Cummins, Inc.	245,650
1,525	Deere & Co.	706,929

The accompanying notes are an integral part of these financial statements.

8

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
6,460	General Electric Co.	$1,301,949
459	IDEX Corp.	79,852
2,434	Ingersoll Rand, Inc.	183,597
121	Mettler-Toledo International, Inc.(a)	129,539
335	Nordson Corp.	63,506
769	Parker Hannifin Corp.	465,291
1,359	Trane Technologies PLC ADR (Ireland)	520,918
1,467	Xylem, Inc.	176,876
		6,014,910
	Management of Companies and Enterprises — 0.6%
10,449	Abbott Laboratories	1,366,207
1,301	Aon PLC ADR (United Kingdom)	461,582
814	Bunge Global SA ADR (Switzerland)	64,078
2,649	Norwegian Cruise Line Holdings Ltd.ADR(a)	42,463
2,982	Smurfit WestRock PLC ADR (Ireland)	125,304
		2,059,634
	Merchant Wholesalers, Durable Goods — 0.8%
686	Builders FirstSource, Inc.(a)	82,066
5,279	Copart, Inc.(a)	322,177
3,449	Fastenal Co.	279,265
846	Genuine Parts Co.	99,447
745	Henry Schein, Inc.(a)	48,403
332	Hubbell, Inc.	120,576
229	Huntington Ingalls Industries, Inc.	52,748
3,969	Johnson Controls International PLC ADR (Ireland)	332,999
811	KLA-Tencor Corp.	569,882
185	Lennox International, Inc.	101,149
1,564	LKQ Corp.	59,760
325	Mohawk Industries, Inc.(a)	34,564
220	Pool Corp.(b)	64,491
1,791	TE Connectivity PLC ADR (Ireland)	262,166
277	W.W. Grainger, Inc.	283,734
		2,713,427
	Merchant Wholesalers, Nondurable Goods — 0.7%
1,094	Brown Forman Corp. Class B	38,115
1,459	Cardinal Health, Inc.	206,142
1,040	Cencora, Inc.	304,377
2,873	ConAgra Brands, Inc.	70,992
199	Domino's Pizza, Inc.	97,583
1,606	Illinois Tool Works, Inc.	385,295
748	McKesson Corp.	533,167
2,952	Sysco Corp.	210,773
1,402	The Sherwin Williams Co.	494,794
		2,341,238

The accompanying notes are an integral part of these financial statements.

9

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Mining (except Oil and Gas) — 0.3%
8,652	Freeport-McMoRan Copper & Gold, Inc.	$311,732
376	Martin Marietta Materials, Inc.	197,016
6,859	Newmont Corp.	361,332
805	Vulcan Materials Co.	211,176
		1,081,256
	Miscellaneous Manufacturing — 2.3%
3,265	3M Co.	453,541
426	Align Technology, Inc.(a)	73,826
3,079	Baxter International, Inc.	95,972
1,725	Becton, Dickinson & Co.	357,230
8,878	Boston Scientific Corp.(a)	913,280
2,349	DexCom, Inc.(a)	167,672
836	Dover Corp.	142,663
3,557	Edwards Lifesciences Corp.(a)	268,518
1,415	Estee Lauder Companies, Inc. Class A	84,843
788	Hasbro, Inc.	48,777
426	Insulet Corp.(a)	107,476
2,147	Intuitive Surgical, Inc.(a)	1,107,423
14,496	Johnson & Johnson	2,265,870
7,719	Medtronic PLC ADR (Ireland)	654,262
891	ResMed, Inc.	210,802
841	Solventum Corp.(a)	55,607
589	Steris PLC ADR (Ireland)	132,372
2,070	Stryker Corp.	774,014
1,097	Textron, Inc.	77,196
1,198	The Cooper Companys, Inc.(a)	97,841
1,195	Zimmer Biomet Holdings, Inc.	123,145
		8,212,330
	Motion Picture and Sound Recording Industries — 0.8%
2,577	Netflix, Inc.(a)	2,916,442
	Motor Vehicle and Parts Dealers — 0.3%
98	AutoZone, Inc.(a)	368,735
932	CarMax, Inc.(a)	60,272
353	O’Reilly Automotive, Inc.(a)	499,566
		928,573
	National Security and International Affairs — 0.0%(†)
788	Leidos Holdings, Inc.	115,978
	Nonmetallic Mineral Product Manufacturing — 0.1%
4,646	Corning, Inc.	206,189
	Oil and Gas Extraction — 1.2%
2,224	APA Corp.	34,561
4,433	Coterra Energy, Inc.	108,874

The accompanying notes are an integral part of these financial statements.

10

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Oil and Gas Extraction — (Continued)
3,952	Devon Energy Corp.	$120,180
1,121	Diamondback Energy, Inc.	147,983
5,060	Dominion Energy, Inc.	275,163
3,385	EOG Resources, Inc.	373,467
3,596	EQT Corp.	177,786
1,261	Expand Energy Corp.	131,018
26,212	Exxon Mobil Corp.	2,768,774
4,073	Occidental Petroleum Corp.	160,517
		4,298,323
	Paper Manufacturing — 0.0%(†)
537	Packaging Corp of America	99,673
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
1,275	Caesars Entertainment, Inc.(a)	34,501
1,433	Electronic Arts, Inc.	207,914
		242,415
	Petroleum and Coal Products Manufacturing — 0.4%
7,678	ConocoPhillips	684,263
1,911	Marathon Petroleum Corp.(b)	262,591
2,491	Phillips 66	259,214
1,914	Valero Energy Corp.	222,196
		1,428,264
	Pipeline Transportation — 0.2%
1,310	Targa Resources Corp.	223,879
7,341	Williams Companies, Inc.	429,962
		653,841
	Plastics and Rubber Products Manufacturing — 0.0%(†)
486	Avery Dennison Corp.	83,160
439	West Pharmaceutical Services, Inc.	92,756
		175,916
	Primary Metal Manufacturing — 0.1%
2,444	Howmet Aerospace, Inc.	338,689
859	Steel Dynamics, Inc.	111,421
		450,110
	Professional, Scientific, and Technical Services — 4.6%
3,763	Accenture PLC Class A ADR (Ireland)	1,125,701
813	CDW Corp.	130,535
317	Charles River Laboratories International, Inc.(a)	37,603
2,985	Cognizant Technology Solutions Corp. Class A	219,606
2,377	Eaton Corporation PLC ADR (Ireland)	699,718
348	EPAM Systems, Inc.(a)	54,605
1,272	Extra Space Storage, Inc.	186,373
354	F5 Networks, Inc.(a)	93,718

The accompanying notes are an integral part of these financial statements.

11

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
859	GoDaddy, Inc.(a)	$161,775
494	IDEXX Laboratories, Inc.(a)	213,729
3,175	International Paper Co.	145,034
2,239	Interpublic Group of Companies, Inc.	56,244
1,009	IQVIA Holdings, Inc.(a)	156,466
443	Jack Henry & Associates, Inc.	76,830
730	Jacobs Solutions, Inc.	90,374
1,998	Juniper Networks, Inc.	72,567
13,187	Meta Platforms, Inc.	7,239,663
2,040	Moderna, Inc.(a)	58,222
1,180	Omnicom Group, Inc.	89,869
9,765	Oracle Corp.	1,374,131
12,342	Palantir Technologies, Inc.(a)	1,461,787
1,936	Paychex, Inc.	284,824
293	Paycom Software, Inc.	66,332
719	PTC, Inc.(a)	111,423
1,235	ServiceNow, Inc.(a)	1,179,437
989	Take-Two Interactive Software, Inc.(a)	230,754
491	VeriSign, Inc.(a)	138,521
859	Verisk Analytics, Inc. Class A	254,633
1,282	Workday, Inc.(a)	314,090
		16,324,564
	Publishing Industries — 6.9%
2,623	Adobe, Inc.(a)	983,573
909	Akamai Technologies, Inc.(a)	73,247
526	Ansys, Inc.(a)	169,309
1,290	Autodesk, Inc.(a)	353,783
1,650	Cadence Design Systems, Inc.(a)	491,271
1,485	CrowdStrike Holdings, Inc.(a)	636,872
961	Dayforce, Inc.(a)(b)	55,613
141	Fair Isaac Corp.(a)	280,545
3,261	Gen Digital, Inc.	84,362
7,911	Hewlett Packard Enterprise Co.	128,316
1,683	Intuit, Inc.	1,056,032
44,764	Microsoft Corp.	17,693,419
2,270	News Corp. Class A(b)	61,562
666	News Corp. Class B	20,926
5,764	Salesforce, Inc.	1,548,844
934	Synopsys, Inc.(a)	428,715
256	Tyler Technologies, Inc.(a)	139,085
		24,205,474
	Rail Transportation — 0.3%
11,613	CSX Corp.	325,977
3,641	Union Pacific Corp.	785,218
		1,111,195

The accompanying notes are an integral part of these financial statements.

12

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Real Estate — 1.5%
933	Alexandria Real Estate Equities, Inc.	$67,792
2,810	American Tower Corp.	633,402
863	AvalonBay Communities, Inc.	181,213
882	BXP, Inc.	56,210
636	Camden Property Trust	72,377
1,775	CBRE Group, Inc. Class A(a)	216,870
2,618	Crown Castle, Inc.	276,880
1,913	Digital Realty Trust, Inc.	307,113
2,057	Equity Residential	144,525
393	Essex Property Trust, Inc.	109,706
466	Federal Realty Investment Trust	43,813
4,211	Healthpeak Properties, Inc.	75,124
3,427	Invitation Homes, Inc.	117,169
4,095	Kimco Realty Corp.	81,818
699	Mid-America Apartment Communities, Inc.	111,595
5,582	Prologis, Inc.	570,480
952	Public Storage	286,009
5,270	Realty Income Corp.	304,922
986	Regency Centers Corp.	71,169
1,843	Simon Property Group, Inc.	290,051
1,809	UDR, Inc.	75,761
2,632	Ventas, Inc.	184,451
6,348	VICI Properties, Inc.	203,263
3,669	Welltower, Inc.	559,853
4,366	Weyerhaeuser Co.	113,123
		5,154,689
	Rental and Leasing Services — 0.1%
399	United Rentals, Inc.	251,949
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.1%
2,691	Apollo Global Management, Inc.	367,268
883	Blackrock, Inc.	807,292
626	Cboe Global Markets, Inc.	138,847
10,258	Charles Schwab Corp.	835,001
2,169	CME Group, Inc.	600,986
4,235	Dow, Inc.	129,549
1,875	Franklin Resources, Inc.	35,175
1,887	Goldman Sachs Group, Inc.	1,033,227
2,697	Invesco Ltd.ADR	37,569
4,071	KKR & Co., Inc.	465,193
217	MarketAxess Holdings, Inc.	48,085
7,449	Morgan Stanley	859,764
470	MSCI, Inc. Class A	256,202
2,496	NASDAQ OMX Group, Inc.	190,220

The accompanying notes are an integral part of these financial statements.

13

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
1,108	Raymond James Financial, Inc.	$151,840
1,905	S&P Global, Inc.	952,595
4,404	The Blackstone Group, Inc.	580,051
		7,488,864
	Specialty Trade Contractors — 0.1%
896	Quanta Services, Inc.	262,250
	Support Activities for Agriculture and Forestry — 0.1%
4,132	Corteva, Inc.	256,143
	Support Activities for Mining — 0.2%
5,228	Halliburton Co.	103,619
1,663	Hess Corp.	214,610
8,436	Schlumberger Ltd. ADR (Curaco)	280,497
		598,726
	Support Activities for Transportation — 0.2%
710	C.H. Robinson Worldwide, Inc.	63,346
736	Expedia, Inc.	115,501
851	Expeditors International of Washington, Inc.	93,533
480	J.B. Hunt Transport Services, Inc.	62,678
1,372	Norfolk Southern Corp.	307,397
		642,455
	Telecommunications — 1.2%
43,222	AT&T, Inc.	1,197,249
583	Equinix, Inc.	501,817
5,955	PayPal Holdings, Inc.(a)	392,077
642	SBA Communications Corp.	156,263
2,885	T-Mobile US, Inc.	712,451
25,348	Verizon Communications, Inc.	1,116,833
		4,076,690
	Transportation Equipment Manufacturing — 2.5%
1,389	Aptiv PlcADR(a)	79,256
4,519	Boeing Co.(a)	828,062
23,438	Ford Motor Co.	234,614
1,528	General Dynamics Corp.	415,799
5,992	General Motors Co.	271,078
3,914	Honeywell International, Inc.	823,897
1,254	Lockheed Martin Corp.	599,099
3,158	Paccar, Inc.	284,883
16,855	Tesla, Inc.(a)	4,755,807
345	TransDigm Group, Inc.	487,509
1,029	Wabtec Corp.	190,098
		8,970,102

The accompanying notes are an integral part of these financial statements.

14

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Truck Transportation — 0.0%(†)
1,127	Old Dominion Freight Line, Inc.	$172,747
	Utilities — 2.4%
4,279	AES Corp.	42,790
1,546	Alliant Energy Corp.	94,368
1,623	Ameren Corp.	161,066
3,209	American Electric Power Co., Inc.	347,663
1,170	American Water Works Co., Inc.	172,002
959	Atmos Energy Corp.(b)	154,044
3,923	CenterPoint Energy, Inc.	152,134
1,793	CMS Energy Corp.	132,054
2,085	Consolidated Edison, Inc.	235,084
1,891	Constellation Energy Corp.	422,525
1,242	DTE Energy Co.	170,154
4,676	Duke Energy Corp.	570,566
2,327	Edison International	124,518
2,585	Entergy Corp.	214,994
1,392	Evergy, Inc.(b)	96,187
2,206	Eversource Energy	131,213
6,051	Exelon Corp.	283,792
3,093	FirstEnergy Corp.	132,628
1,660	GE Vernova, Inc.	615,561
11,640	Kinder Morgan, Inc.	306,132
12,379	NextEra Energy, Inc.	827,908
2,824	NiSource, Inc.	110,447
1,214	NRG Energy, Inc.	133,030
3,733	ONEOK, Inc.	306,703
13,210	PG&E Corp.	218,229
677	Pinnacle West Capital Corp.	64,437
4,445	PPL Corp.(b)	162,242
3,005	Public Service Enterprise Group, Inc.	240,190
3,811	Sempra Energy	283,043
6,594	Southern Co.	605,923
108	Texas Pacific Land Corp.	139,198
2,050	Vistra Corp.	265,741
1,919	WEC Energy Group, Inc.	210,169
3,459	Xcel Energy, Inc.	244,551
		8,371,286
	Waste Management and Remediation Services — 0.1%
1,217	Republic Services, Inc.	305,163
	Water Transportation — 0.0%(†)
6,308	Carnival Corp. ADR (Panama)(a)	115,689

The accompanying notes are an integral part of these financial statements.

15

Direxion HCM Tactical Enhanced US ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
2,540	CoStar Group, Inc.(a)	$188,392
	Wood Product Manufacturing — 0.0%(†)
1,272	Masco Corp.	77,096
	TOTAL COMMON STOCKS (Cost $229,940,982)	$284,204,685
	SHORT TERM INVESTMENTS — 19.3%
	Money Market Funds — 19.3%
67,751,396	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$67,751,396
12,521	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	12,521
	TOTAL SHORT TERM INVESTMENTS (Cost $67,763,917)	$67,763,917
	TOTAL INVESTMENTS (Cost $297,704,899) — 100.1%	$351,968,602
	Liabilities in Excess of Other Assets — (0.1)%	(139,111)
	TOTAL NET ASSETS — 100.0%	$351,829,491

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

16

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 99.9%
	Accommodation — 2.0%
92,036	Airbnb, Inc. Class A(a)	$11,221,029
49,916	Marriott International, Inc. Class C	11,908,959
		23,129,988
	Administrative and Support Services — 3.0%
40,149	Automatic Data Processing, Inc.	12,068,789
2,561	Booking Holdings, Inc.	13,059,256
93,603	Pinduoduo, Inc. ADR (China)(a)	9,881,669
		35,009,714
	Apparel Manufacturing — 1.1%
62,017	Cintas Corp.	13,127,759
	Beverage and Tobacco Product Manufacturing — 4.1%
139,597	Coca-Cola Europacific Partners ADR (United Kingdom)	12,667,032
353,337	Keurig Dr Pepper, Inc.	12,221,927
206,849	Monster Beverage Corp.(a)	12,435,762
81,507	PepsiCo, Inc.	11,050,719
		48,375,440
	Broadcasting and Content Providers — 2.8%
32,586	Charter Communications, Inc.(a)(b)	12,769,150
322,565	Comcast Corp. Class A	11,031,723
1,103,747	Warner Bros Discovery, Inc.(a)	9,569,487
		33,370,360
	Chemical Manufacturing — 6.7%
37,501	Amgen, Inc.	10,909,791
158,204	AstraZeneca PLC ADR (United Kingdom)	11,357,465
84,138	Biogen, Inc.(a)	10,187,429
110,703	Gilead Sciences, Inc.	11,794,298
25,863	Linde PLC ADR (Ireland)	11,721,887
18,011	Regeneron Pharmaceuticals, Inc.	10,784,266
23,563	Vertex Pharmaceuticals, Inc.(a)	12,005,349
		78,760,485
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 2.0%
36,739	Lululemon Athletica, Inc.(a)	9,947,819
95,948	Ross Stores, Inc.	13,336,772
		23,284,591
	Computer and Electronic Product Manufacturing — 19.8%
111,378	Advanced Micro Devices, Inc.(a)	10,842,648
36,152	Alphabet, Inc.	5,740,938
35,645	Alphabet, Inc. Class C	5,734,924
58,002	Analog Devices, Inc.	11,305,750
54,302	Apple, Inc.	11,539,175
61,847	Broadcom, Inc.	11,903,692
196,585	Cisco Systems, Inc.	11,348,852
120,172	Fortinet, Inc.(a)	12,469,047

The accompanying notes are an integral part of these financial statements.

17

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
145,473	GE HealthCare Technologies, Inc.	$10,231,116
306,870	GlobalFoundries, Inc. ADR(a)(b)	10,761,931
488,636	Intel Corp.	9,821,584
156,303	Lam Research Corp.	11,202,236
229,202	Microchip Technology, Inc.	10,561,628
125,152	Micron Technology, Inc.	9,630,446
61,564	MongoDB, Inc(a)	10,599,474
100,719	NVIDIA Corp.	10,970,313
59,090	NXP Semiconductors NV ADR (Netherlands)	10,890,878
270,766	ON Semiconductor Corp.(a)	10,749,410
65,014	Palto Alto Networks, Inc.(a)	12,153,067
75,597	Qualcomm, Inc.	11,223,131
20,711	Roper Technologies, Inc.	11,599,817
66,229	Texas Instruments, Inc.	10,599,951
		231,880,008
	Electrical Equipment, Appliance, and Component Manufacturing — 1.1%
21,174	Axon Enterprise, Inc.(a)	12,986,014
	Food Manufacturing — 2.1%
183,754	Mondelez International, Inc.	12,519,160
401,569	The Kraft Heinz Co.	11,685,658
		24,204,818
	Food Services and Drinking Places — 1.9%
62,189	DoorDash, Inc.(a)	11,995,636
122,116	Starbucks Corp.	9,775,386
		21,771,022
	General Merchandise Retailers — 3.2%
60,424	Amazon.com, Inc.(a)	11,143,394
13,035	Costco Wholesale Corp.	12,963,308
5,661	MercadoLibre, Inc.(a)	13,194,942
		37,301,644
	Machinery Manufacturing — 2.8%
77,928	Applied Materials, Inc.	11,744,529
16,552	ASML Holding NV ADR (Netherlands)	11,058,060
268,748	Baker Hughes Co.	9,513,679
		32,316,268
	Management of Companies and Enterprises — 1.0%
99,560	ARM Holdings PLC ADR (United Kingdom)(a)(b)	11,354,818
	Merchant Wholesalers, Durable Goods — 3.2%
221,040	Copart, Inc.(a)	13,490,071
158,619	Fastenal Co.	12,843,381
16,777	KLA-Tencor Corp.	11,789,030
		38,122,482

The accompanying notes are an integral part of these financial statements.

18

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — 2.0%
160,628	DexCom, Inc.(a)	$11,465,627
24,074	Intuitive Surgical, Inc.(a)	12,417,369
		23,882,996
	Motion Picture and Sound Recording Industries — 1.2%
12,349	Netflix, Inc.(a)	13,975,610
	Motor Vehicle and Parts Dealers — 1.1%
8,856	O’Reilly Automotive, Inc.(a)	12,533,011
	Oil and Gas Extraction — 0.8%
74,796	Diamondback Energy, Inc.	9,873,820
	Performing Arts, Spectator Sports, and Related Industries — 1.0%
82,148	Electronic Arts, Inc.	11,918,853
	Professional, Scientific, and Technical Services — 14.2%
37,755	AppLovin Corp.(a)	10,167,799
52,151	Atlassian Corp.(a)	11,906,595
71,603	CDW Corp.	11,496,578
155,127	Cognizant Technology Solutions Corp. Class A	11,412,693
28,150	IDEXX Laboratories, Inc.(a)	12,179,098
168,412	Marvell Technology, Inc.	9,830,208
19,873	Meta Platforms, Inc.	10,910,277
130,330	Palantir Technologies, Inc.(a)	15,436,285
82,879	Paychex, Inc.	12,193,158
55,534	Take-Two Interactive Software, Inc.(a)	12,957,193
210,519	The Trade Desk, Inc.(a)	11,290,134
41,567	Verisk Analytics, Inc. Class A	12,321,706
47,516	Workday, Inc.(a)	11,641,420
57,760	Zscaler, Inc.(a)	13,063,579
		166,806,723
	Publishing Industries — 10.7%
30,606	Adobe, Inc.(a)	11,476,638
36,566	Ansys, Inc.(a)	11,769,864
44,361	Autodesk, Inc.(a)	12,166,004
45,179	Cadence Design Systems, Inc.(a)	13,451,595
32,719	CrowdStrike Holdings, Inc.(a)	14,032,198
112,866	Datadog, Inc.(a).	11,530,391
19,617	Intuit, Inc.	12,309,079
30,290	Microsoft Corp.	11,972,425
38,997	MicroStrategy, Inc. Class A(a)(b)	14,823,150
26,426	Synopsys, Inc.(a)	12,129,798
		125,661,142
	Rail Transportation — 1.0%
400,879	CSX Corp.	11,252,674

The accompanying notes are an integral part of these financial statements.

19

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Telecommunications — 1.9%
168,888	PayPal Holdings, Inc.(a)	$11,119,586
46,329	T-Mobile US, Inc.	11,440,947
		22,560,533
	Transportation Equipment Manufacturing — 3.1%
56,425	Honeywell International, Inc.	11,877,462
122,070	Paccar, Inc.	11,011,935
47,657	Tesla, Inc. (a)	13,446,899
		36,336,296
	Truck Transportation — 0.9%
71,747	Old Dominion Freight Line, Inc.	10,997,380
	Utilities — 4.2%
112,774	American Electric Power Co., Inc.	12,217,935
53,277	Constellation Energy Corp.	11,904,213
270,650	Exelon Corp.	12,693,485
171,526	Xcel Energy, Inc.	12,126,888
		48,942,521
	Web Search Portals, Libraries, Archives, and Other Information Services — 1.0%
151,092	CoStar Group, Inc.(a)	11,206,494
	TOTAL COMMON STOCKS (Cost $1,260,203,294)	$1,170,943,464
	SHORT TERM INVESTMENTS — 0.5%
	Money Market Funds — 0.5%
5,493,450	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$5,493,450
	TOTAL SHORT TERM INVESTMENTS (Cost $5,493,450)	$5,493,450
	TOTAL INVESTMENTS (Cost $1,265,696,744) — 100.4%	$1,176,436,914
	Liabilities in Excess of Other Assets — (0.4)%	(4,587,904)
	TOTAL NET ASSETS — 100.0%	$1,171,849,010

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

20

Direxion Work From Home ETF
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 99.4%
	Administrative and Support Services — 4.7%
3,615	Cloudflare, Inc.(a)	$436,620
25,868	SentinelOne, Inc.(a)	478,558
		915,178
	Computer and Electronic Product Manufacturing — 20.2%
2,712	Broadcom, Inc.	521,979
4,866	Fortinet, Inc.(a)	504,896
2,068	International Business Machines Corp.	500,084
5,478	NetApp, Inc.	491,650
4,430	NVIDIA Corp.	482,515
2,820	Palto Alto Networks, Inc.(a)	527,143
203,797	SEALSQ Corp. ADR(a)(b)	495,227
84,091	Xerox Corp. (b)	370,841
		3,894,335
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 2.5%
18,580	RingCentral, Inc.(a)	473,790
	Food Services and Drinking Places — 2.2%
10,494	JOYY, Inc. ADR	431,933
	General Merchandise Retailers — 2.4%
2,494	Amazon.com, Inc.(a)	459,944
	Merchant Wholesalers, Durable Goods — 2.2%
3,909	TD SYNNEX Corp.	433,117
	Professional, Scientific, and Technical Services — 32.2%
1,878	Atlassian Corp.(a)	428,766
12,510	DigitalOcean Holdings, Inc(a)	386,559
68,469	Hello Group, Inc. ADR	390,958
5,765	Marvell Technology, Inc.	336,503
792	Meta Platforms, Inc.	434,808
1,854	Monday.com Ltd. ADR (Israel)(a)	520,955
23,784	NetScout Systems, Inc.(a)	499,940
3,216	Oracle Corp.	452,555
6,551	Pegasystems, Inc.	603,216
567	ServiceNow, Inc.(a)	541,491
2,002	Workday, Inc.(a)	490,490
6,874	Zoom Video Communications, Inc.(a)	533,010
2,645	Zscaler, Inc.(a)	598,220
		6,217,471
	Publishing Industries — 27.7%
1,151	Adobe, Inc.(a)	431,602
93,637	Agora, Inc. ADR(a)	307,129
16,044	Box, Inc.(a)	500,894
1,423	CrowdStrike Holdings, Inc.(a)	610,282

The accompanying notes are an integral part of these financial statements.

21

Direxion Work From Home ETF
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
1,436	CyberArk Software Ltd. ADR (Israel)(a)	$505,702
6,310	DocuSign, Inc.(a)	515,842
744	HubSpot, Inc.(a)	454,956
1,296	Microsoft Corp.	512,257
4,468	Okta, Inc.(a)	501,131
51,200	SoundHound AI, Inc.(a)(b)	475,648
12,400	Varonis Systems, Inc.(a)	531,216
		5,346,659
	Telecommunications — 5.3%
199,113	Altice USA, Inc.(a)	493,800
12,131	Verizon Communications, Inc.	534,492
		1,028,292
	TOTAL COMMON STOCKS (Cost $21,759,242)	$19,200,719
	SHORT TERM INVESTMENTS — 4.8%
	Money Market Funds — 4.8%
918,791	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$918,791
	TOTAL SHORT TERM INVESTMENTS (Cost $918,791)	$918,791
	TOTAL INVESTMENTS (Cost $22,678,033) — 104.2%	$20,119,510
	Liabilities in Excess of Other Assets — (4.2)%	(809,731)
	TOTAL NET ASSETS — 100.0%	$19,309,779

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

22

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Work From Home ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$218,888,532	$351,968,602	$1,176,436,914	$20,119,510
Due from broker for futures contracts	10,308	—	—	—
Deposit at broker for futures contracts	3,144,066	—	—	—
Dividend and interest receivable	765,571	403,881	217,312	44,402
Variation margin receivable, net	85,170	—	—	—
Due from broker for swap contracts	—	722	—	—
Prepaid expenses and other assets	5,595	7,156	11,456	3,360
Total assets	222,899,242	352,380,361	1,176,665,682	20,167,272
LIABILITIES:
Collateral for securities loaned (Note 2)	—	117,728	4,298,142	838,746
Payable for investments purchased	—	46,552	—	—
Due to Adviser, net (Note 6)	42,071	310,337	189,857	2,481
Accrued operating services fees (Note 6)	37,305	—	48,438	740
Accrued expenses and other liabilities	82,956	76,253	280,235	15,526
Total liabilities	162,332	550,870	4,816,672	857,493
NET ASSETS	$222,736,910	$351,829,491	$1,171,849,010	$19,309,779
Net Assets Consist of:
Capital stock	$225,618,473	$392,394,124	$1,287,663,724	$35,034,475
Total distributable loss	(2,881,563)	(40,564,633)	(115,814,714)	(15,724,696)
Net assets	$222,736,910	$351,829,491	$1,171,849,010	$19,309,779
Calculation of Net Asset Value Per Share:
Net assets	$222,736,910	$351,829,491	$1,171,849,010	$19,309,779
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,850,001	13,250,001	13,350,002	325,001
Net assets value, redemption price and offering price per share	$28.37	$26.55	$87.78	$59.41
Cost of Investments	$218,888,532	$297,704,899	$1,265,696,744	$22,678,033
*Value of securities loaned	$—	$1,205,102	$48,161,366	$811,073

The accompanying notes are an integral part of these financial statements.

23

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Work From Home ETF
INVESTMENT INCOME:
Dividend income	$—	$2,323,572	$6,628,755	$105,457
Less: Foreign Withholding Tax	—	(541)	(27,329)	—
Interest income	5,280,350	1,948,257	25,961	1,179
Securities lending income	—	860	41,154	63,590
Total investment income	5,280,350	4,272,148	6,668,541	170,226
EXPENSES:
Investment advisory fees (Note 6)	619,466	2,226,463	1,920,593	48,093
Licensing fees	273,210	—	384,119	7,661
Operating services fees (Note 6)	247,786	—	320,099	6,012
Management service fees (Note 6)	60,583	103,672	313,050	5,878
Professional fees	11,494	16,084	38,720	5,587
Reports to shareholders	11,122	18,935	57,464	1,069
Fund servicing fees	7,780	12,761	37,972	940
Exchange listing fees	2,976	3,595	2,976	2,976
Trustees’ fees and expenses	2,815	4,793	14,546	270
Pricing fees	1,984	1,984	1,984	1,984
Insurance fees	1,866	3,178	9,643	179
Interest expense	—	232,732	—	—
Other	17,582	30,468	92,184	1,699
Total expenses	1,258,664	2,654,665	3,193,350	82,348
Recoupment of expenses to Adviser (Note 6)	—	16,636	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(391,412)	(62)	(952,658)	(28,243)
Net Expenses	867,252	2,671,239	2,240,692	54,105
Net investment income	4,413,098	1,600,909	4,427,849	116,121
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(5,728,553)	(36,419,488)	217,672
In-kind redemptions	—	—	78,692,832	1,247,526
Swap contracts	—	(68,462,061)	—	—
Futures contracts	(8,381,017)	—	—	—
Net realized gain (loss)	(8,381,017)	(74,191,336)	42,273,344	1,465,198
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(6,640,701)	(65,191,131)	(1,158,766)
Swap contracts	—	(15,569,700)	—	—
Futures contracts	1,148,342	—	—	—
Change in net unrealized appreciation (depreciation)	1,148,342	(22,209,679)	(65,191,131)	(1,158,766)
Net realized and unrealized gain (loss)	(7,232,675)	(96,401,015)	(22,917,787)	306,432
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,819,577)	$(94,800,106)	$(18,489,938)	$422,553

The accompanying notes are an integral part of these financial statements.

24

DIREXION SHARES ETF TRUST
Statements of Changes in Net Assets

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)		Direxion HCM Tactical Enhanced US ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$4,413,098	$11,629,435	$1,600,909	$2,656,600
Net realized gain (loss)	(8,381,017)	(9,712,531)	(74,191,336)	24,964,254
Change in net unrealized appreciation (depreciation)	1,148,342	6,426,668	(22,209,679)	76,474,104
Net increase (decrease) in net assets resulting from operations	(2,819,577)	8,343,572	(94,800,106)	104,094,958
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,580,650)	(10,293,949)	(10,443,949)	(2,714,750)
Return of capital	—	(205,247)	—	—
Total distributions	(3,580,650)	(10,499,196)	(10,443,949)	(2,714,750)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,005,795	42,088,268	71,017,029	590,724,152
Cost of shares redeemed	(65,719,322)	(58,271,678)	(2,576,556)	(459,395,497)
Transaction fees (Note 4)	15,444	15,863	10,354	137,462
Net increase (decrease) in net assets resulting from capital transactions	(42,698,083)	(16,167,547)	68,450,827	131,466,117
Total increase (decrease) in net assets	(49,098,310)	(18,323,171)	(36,793,228)	232,846,325
NET ASSETS:
Beginning of year/period	271,835,220	290,158,391	388,622,719	155,776,394
End of year/period	$ 222,736,910	$271,835,220	$351,829,491	$388,622,719
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	9,350,001	9,950,001	11,300,001	6,700,001
Shares sold	800,000	1,450,000	2,050,000	18,350,000
Shares repurchased	(2,300,000)	(2,050,000)	(100,000)	(13,750,000)
Shares outstanding, end of year/period	7,850,001	9,350,001	13,250,001	11,300,001

The accompanying notes are an integral part of these financial statements.

25

DIREXION SHARES ETF TRUST
Statements of Changes in Net Assets (Continued)

	Direxion NASDAQ-100® Equal Weighted Index Shares		Direxion Work From Home ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$4,427,849	$10,284,711	$116,121	$301,727
Net realized gain	42,273,344	108,655,866	1,465,198	1,383,097
Change in net unrealized appreciation (depreciation)	(65,191,131)	96,035,188	(1,158,766)	6,190,729
Net increase (decrease) in net assets resulting from operations	(18,489,938)	214,975,765	422,553	7,875,553
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(4,334,257)	(10,435,457)	(31,771)	(317,678)
Total distributions	(4,334,257)	(10,435,457)	(31,771)	(317,678)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	504,262,264	1,402,328,534	—	—
Cost of shares redeemed	(587,771,461)	(1,120,157,718)	(4,660,496)	(11,080,407)
Net increase (decrease) in net assets resulting from capital transactions	(83,509,197)	282,170,816	(4,660,496)	(11,080,407)
Total increase (decrease) in net assets	(106,333,392)	486,711,124	(4,269,714)	(3,522,532)
NET ASSETS:
Beginning of year/period	1,278,182,402	791,471,278	23,579,493	27,102,025
End of year/period	$1,171,849,010	$1,278,182,402	$19,309,779	$23,579,493
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	14,350,002	11,100,002	400,001	600,001
Shares sold	5,450,000	16,200,000	—	—
Shares repurchased	(6,450,000)	(12,950,000)	(75,000)	(200,000)
Shares outstanding, end of year/period	13,350,002	14,350,002	325,001	400,001

The accompanying notes are an integral part of these financial statements.

26

DIREXION SHARES ETF TRUST
Financial Highlights
April 30, 2024

											Ratios to Average Net Assets [5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Six Months Ended April 30, 2025 (Unaudited)	$29.07	$0.51	$(0.80)	$(0.29)	$(0.41)	$—	$—	$(0.41)	$28.37	−1.01%	$222,737	0.70%	1.02%	3.56%	0.70%	1.02%	3.56%	0%
For the Year Ended October 31, 2024	29.16	1.24	(0.20)	1.04	(1.11)	—	(0.02)	(1.13)	29.07	3.71%	271,835	0.70%	0.70%	4.33%	0.70%	0.70%	4.33%	0%
For the Year Ended October 31, 2023	29.88	1.15	(0.15)	1.00	(1.68)	—	(0.04)	(1.72)	29.16	3.33%	290,158	0.70%	0.70%	3.84%	0.70%	0.70%	3.84%	0%
For the Year Ended October 31, 2022	32.70	0.01	1.85	1.86	(4.68)	—	—	(4.68)	29.88	6.21%	297,288	0.87%	0.87%	0.03%	0.70%	0.70%	0.20%	0%
For the Year Ended October 31, 2021	23.13	(0.20)	9.77	9.57	—	—	—	—	32.70	41.37%	253,431	0.70%	0.70%	(0.67)%	0.70%	0.70%	(0.67)%	0%
For the Year Ended October 31, 2020	23.53	(0.02)	(0.29)	(0.31)	(0.06)	—	(0.03)	(0.09)	23.13	−1.31%	43,946	0.70%	0.70%	(0.10)%	0.70%	0.70%	(0.10)%	0%
Direxion HCM Tactical Enhanced US ETF
For the Six Months Ended April 30, 2025 (Unaudited)	34.39	0.13	(7.09)	(6.96)	(0.13)	(0.75)	—	(0.88)	26.55	−20.99%	351,829	1.26%	1.25%	0.75%	1.15%	1.14%	0.86%	17%
For the Year Ended October 31, 2024	23.25	0.28	11.14	11.42	(0.28)	—	—	(0.28)	34.39	49.31%	388,623	1.32%[6]	1.31%	0.90%	1.15%[6]	1.14%	1.07%	191%
For the Period June 22, 2023[8] through October 31, 2023	25.00	0.11	(1.80)	(1.69)	(0.06)	—	—	(0.06)	23.25	−6.77%	155,776	1.20%[6]	2.05%	1.20%	1.15%[6]	2.00%	1.25%	24%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Six Months Ended April 30, 2025 (Unaudited)	89.07	0.31	(1.30)	(0.99)	(0.30)	—	—	(0.30)	87.78	−1.12%	1,171,849	0.35%	0.50%	0.69%	0.35%	0.50%	0.69%	17%
For the Year Ended October 31, 2024	71.30	0.76	17.79	18.55	(0.78)	—	—	(0.78)	89.07	26.04%	1,278,182	0.35%	0.35%	0.88%	0.35%	0.35%	0.88%	34%
For the Year Ended October 31, 2023	63.90	0.63	7.45	8.08	(0.68)	—	—	(0.68)	71.30	12.66%	791,471	0.35%	0.35%	0.87%	0.35%	0.35%	0.87%	30%
For the Year Ended October 31, 2022	87.33	0.53	(20.59)	(20.06)	(0.50)	(2.87)	—	(3.37)	63.90	−23.78%	699,676	0.35%	0.35%	0.75%	0.35%	0.35%	0.75%	34%
For the Year Ended October 31, 2021	63.03	0.39	24.33	24.72	(0.39)	(0.03)	—	(0.42)	87.33	39.30%	432,264	0.35%	0.35%	0.49%	0.35%	0.35%	0.49%	30%
For the Year Ended October 31, 2020	51.32	0.38	11.72	12.10	(0.39)	—	—	(0.39)	63.03	23.69%	274,199	0.35%	0.35%	0.67%	0.35%	0.35%	0.67%	35%

The accompanying notes are an integral part of these financial statements.

27

DIREXION SHARES ETF TRUST
Financial Highlights
April 30, 2024(Continued)

											Ratios to Average Net Assets [5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/Period (000’s omitted)	Net Expenses	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Work From Home ETF
For the Six Months Ended April 30, 2025 (Unaudited)	$58.95	$0.31	$0.23	$0.54	$(0.08)	$—	$—	$(0.08)	$59.41	0.92%	$19,310	0.45%	0.68%	0.97%	0.45%	0.68%	0.97%	20%
For the Year Ended October 31, 2024	45.17	0.60	13.78	14.38	(0.60)	—	—	(0.60)	58.95	31.94%	23,579	0.45%	0.45%	1.10%	0.45%	0.45%	1.10%	33%
For the Year Ended October 31, 2023	43.85	0.12	1.32	1.44	(0.12)	—	—	(0.12)	45.17	3.29%	27,102	0.45%	0.45%	0.25%	0.45%	0.45%	0.25%	37%
For the Year Ended October 31, 2022	77.54	0.63	(33.78)	(33.15)	(0.54)	—	—	(0.54)	43.85	−43.00%	38,371	0.45%	0.45%	1.04%	0.45%	0.45%	1.04%	45%
For the Year Ended October 31, 2021	53.77	0.22	24.24	24.46	(0.27)	(0.42)	—	(0.69)	77.54	45.69%	110,490	0.45%	0.45%	0.31%	0.45%	0.45%	0.31%	35%
For the Period June 25, 2020[8] through October 31, 2020	50.00	0.15	3.65	3.80	(0.03)	—	—	(0.03)	53.77	7.60%	133,078	0.45%	0.45%	0.81%	0.45%	0.45%	0.81%	32%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.Total return calculated for a period of less than one year is not annualized.

[5]	For periods less than a year, these ratios are annualized.
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

[8]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

28

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 107 separate series (each, a “Fund” and together the “Funds”). Four of these Funds are included in this report:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion NASDAQ-100® Equal Weighted Index Shares
Direxion HCM Tactical Enhanced US ETF	Direxion Work From Home ETF

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) serves as investment adviser to the Funds. Rafferty has registered as a commodity pool operator (“CPO”) and the Direxion Auspice Broad Commodity Strategy ETF (Consolidated) and Direxion HCM Tactical Enhanced US ETF are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
The Funds seek investment results, before fees and expenses, that track the performance of the underlying index as listed below:

Funds	Index or Benchmark
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index
Direxion Work From Home ETF	Solactive Remote Work Index

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. (“BCS Fund”), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.
The Direxion HCM Tactical Enhanced US ETF is actively managed and seeks to provide enhanced returns across multiple market cycles that are broadly correlated to the U.S. equity markets. The Fund uses a proprietary quantitative investment model based on the HCM-BuyLine® (the “Model”) developed by the Fund’s subadvisor, Howard Capital Management, Inc. (“Subadviser”), to determine the Fund’s allocation to U.S. equity securities and/or cash and cash equivalents (i.e., U.S. money market funds, U.S. government securities and/or similar securities). When the Model indicates a change in market trends, the Fund may be in a combination of U.S. equities and cash or cash equivalents. The Fund will invest in or have exposure to, U.S. equity securities in order to achieve capital appreciation, or will invest in cash or cash equivalents in order to attempt to preserve capital during market downturns. When allocated to U.S. equities, the Fund will seek leveraged exposure of its net assets through investments in derivatives, such as swaps, in order to achieve enhanced returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation

29

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Time”), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or the Adviser believes the market price is stale.
b) Swap Contracts – The Direxion HCM Tactical Enhanced US ETF (“HCM”) may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). HCM enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. HCM does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. HCM’s obligations are accrued daily and offset by any amounts owed to HCM.
In a “long” equity swap agreement, the counterparty will generally agree to pay HCM the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. HCM will agree to pay the counterparty a floating rate of interest (e.g., a SOFR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by HCM on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay HCM interest. These swap contracts do not include the delivery of securities by HCM to the counterparty. The net amount of the excess, if any, of the HCM’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by HCM’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by HCM on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.
HCM may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to HCM on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which HCM will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. HCM will typically enter into equity swap agreements to obtain leverage in order to meet its investment objectives.

30

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, HCM elects to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.
As of April 30, 2025, the Fund was not invested in swap contracts.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the

31

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) was invested in futures contracts as of the period ended April 30, 2025.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended April 30, 2025.
e) Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the BCS Fund. The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of April 30, 2025, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $222,736,910 of which $30,327,519, or approximately 13.6%, represented the Direxion Auspice Broad Commodity Strategy ETF’s ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.
f) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investment in its respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The Direxion Auspice Broad Commodity Strategy ETF held commodity-linked derivatives during the period ended April 30, 2025.
g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
h) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions.The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee

32

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
rebates paid to borrower and net of fees paid to the lending agent.The amount of fees depends on a number of factors including the security type and the length of the loan.In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.No more than 99% of the value of any security may be on loan at any time.
As of April 30, 2025, all securities on loan were collateralized by cash and/or U.S. government obligations.The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities.Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.
As of April 30, 2025, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion HCM Tactical Enhanced US ETF	$1,205,102	$117,728	$1,113,357	$1,231,085
Direxion NASDAQ-100® Equal Weighted Index Shares	48,161,366	4,298,142	44,880,798	49,178,940
Direxion Work From Home ETF	811,073	838,746	—	838,746

i) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended April 30, 2025.
j) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.
k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon

33

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended April 30, 2025 and October 31, 2024 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended April 30, 2025 (Unaudited)			Year Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$3,580,650	$—	$—	$10,293,949	$—	$205,247
Direxion HCM Tactical Enhanced US ETF	1,586,042	8,857,907	—	2,714,750	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	4,334,257	—	—	10,435,457	—	—
Direxion Work From Home ETF	31,771	—	—	317,678	—	—

At October 31, 2024, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$3,521,472	$—	$—	$(2,808)	$3,518,664
Direxion HCM Tactical Enhanced US ETF	55,640,048	9,039,374	—	—	64,679,422
Direxion NASDAQ-100® Equal Weighted Index Shares	(43,120,434)	127,849	—	(49,997,934)	(92,990,519)
Direxion Work From Home ETF	(1,556,780)	21,516	—	(14,580,214)	(16,115,478)

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and organizational costs.
At April 30, 2025, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$218,888,532	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	297,704,899	58,900,485	(4,636,782)	54,263,703
Direxion NASDAQ-100® Equal Weighted Index Shares	1,265,696,744	63,257,787	(152,517,617)	(89,259,830)
Direxion Work From Home ETF	22,678,033	4,376,890	(6,935,413)	(2,558,523)

34

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2024.
At October 31, 2024, the Funds deferred, on a tax basis, no qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.
At October 31, 2024, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	563,301	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	15,813,852	34,184,082
Direxion Work From Home ETF	—	6,090,747	8,489,467

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties.Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2025, open U.S. Federal and state income tax years include the tax years ended October 31, 2022 through October 31, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Funds	Number of Shares Per Creation Unit
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	50,000 shares
Direxion HCM Tactical Enhanced US ETF	25,000 shares
Direxion NASDAQ-100® Equal Weighted Index Shares	50,000 shares
Direxion Work From Home ETF	25,000 shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to

35

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of April 30, 2025, is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended April 30, 2025. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	55,995,666	127,109,318	56,658,363	—
Direxion NASDAQ-100® Equal Weighted Index Shares	217,054,183	217,080,971	504,190,440	587,710,422
Direxion Work From Home ETF	4,738,595	4,700,124	—	4,659,136

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2025.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between each Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser an investment advisory fee at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion HCM Tactical Enhanced US ETF	1.05%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.30%
Direxion Work From Home ETF	0.40%

The Adviser and Subadviser have entered into a sub-advisory agreement effective through September 1, 2025. The Adviser pays, out of the investment advisory fee it receives from Direxion HCM Tactical Enhanced US ETF, a fee for these sub-advisory fees. Pursuant to the Sub-Advisory Agreement, the Adviser pays the Subadviser fees at an annual rate of 0.80% on average assets of the first $250,000,000, 0.85% on average assets excess between $250,000,000 and $500,000,000 and 0.90% on average assets excess of $500,000,000.
Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Funds Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. This fee is allocated to each Fund based on each Fund’s respective average daily net assets.

36

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
The below Funds have entered into an Operating Services Agreement. Under the Operating Services Agreement, Rafferty will pay all the expenses (with certain exceptions such as management fees, Rule 12b-1 fees and swap financing and related costs) of the Funds in exchange for a fee calculated based on the following rates multiplied by the respective average daily net assets of each Fund.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.20%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.05%
Direxion Work From Home ETF	0.05%

The Direxion HCM Tactical Enhanced US ETF has entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed 1.15% multiplied by the Fund’s respective average daily net assets at least until September 1, 2026. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027	April 30, 2028
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$391,412	$ —	$—	$ —	$391,412	$391,412
Direxion HCM Tactical Enhanced US ETF	16,636	62	—	455,399	—	62	455,461
Direxion NASDAQ-100® Equal Weighted Index Shares	—	952,658	—	—	—	952,658	952,658
Direxion Work From Home ETF	—	28,243	—	—	—	28,243	28,243

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2025, is presented on the Statement of Assets and Liabilities as “Due from (to) Adviser, net”.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
ALPS Distributors, Inc. serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares.
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities, in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

37

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at April 30, 2025:

	Asset Class			Liability Class
	Level 1			Level 1
Funds	Common Stocks	Short Term Investments	Futures Contracts*	Futures Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$218,888,532	$4,898,632	$(228,818)
Direxion HCM Tactical Enhanced US ETF	284,204,685	67,763,917	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	1,170,943,464	5,493,450	—	—
Direxion Work From Home ETF	19,200,719	918,791	—	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended April 30, 2025.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2025, certain Funds were invested in futures contracts. At April 30, 2025, the fair values of derivative instruments, by primary risk, were as follows:
Futures Contracts*

Fund	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$4,669,814	$4,669,814

*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported in the Statements of Assets and Liabilities.

38

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Transactions in derivative instruments during the period ended April 30, 2025, by primary risk, were as follows:

Funds		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
		Equity Risk	Commodity Risk	Equity Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$(8,381,017)	$—	$1,148,342
Direxion HCM Tactical Enhanced US ETF	Swap Contracts	(68,462,061)	—	(15,569,700)	—

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.
For the period ended April 30, 2025, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Futures Contracts	Long Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$116,915,931	$—
Direxion HCM Tactical Enhanced US ETF	—	296,219,983

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

39

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
•
Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•
Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
10. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On June 23, 2025, certain Funds declared income distributions with an ex-date of June 24, 2025 and payable date of July 2, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$0.25405
Direxion HCM Tactical Enhanced US ETF	0.05227
Direxion NASDAQ-100® Equal Weighted Index Shares	0.14219
Direxion Work From Home ETF	0.47401

11. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker,

40

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

41

DIREXION SHARES ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”), for the year ended October 31, 2024, is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.00%	0.00%	0.00%	0.00%
Direxion HCM Tactical Enhanced ETF	0.00%	0.00%	0.00%	0.00%
Direxion NASDAQ-100® Equal Weighted Index Shares	0.00%	0.00%	0.00%	0.00%
Direxion Work From Home ETF	0.00%	0.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2024. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended April 30, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

42

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

43

DIREXION DAILY AAPL BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.4%
	Money Market Funds — 102.4%
26,704,174	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$26,704,174
361,260	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	361,260
2,590,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	2,590,000
6,133,510	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	6,133,510
	TOTAL SHORT TERM INVESTMENTS (Cost $35,788,944)(b)	$ 35,788,944
	TOTAL INVESTMENTS (Cost $35,788,944) — 102.4%	$35,788,944
	Liabilities in Excess of Other Assets — (2.4)%	(825,416)
	TOTAL NET ASSETS — 100.0%	$ 34,963,528

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,699,241.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR minus 0.75%	Total return of common shares of Apple, Inc.	BNP Paribas	12/5/2025	30,119	$6,623,738	$270,843
SOFR plus 1.03%	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2025	2,342	577,889	91,354
SOFR minus 1.50%	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2025	39,072	8,635,055	378,789
SOFR minus 2.00%	Total return of common shares of Apple, Inc.	Citibank N.A.	12/19/2025	49,481	10,625,840	148,127
SOFR plus 2.15%	Total return of common shares of Apple, Inc.	Barclays	12/22/2025	43,520	10,224,481	1,116,027
					$36,687,003	$2,005,140

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

DIREXION DAILY AMD BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 110.8%
	Money Market Funds — 110.8%
1,858,958	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$1,858,958
301,449	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	301,449
260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	260,000
408,585	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	408,585
	TOTAL SHORT TERM INVESTMENTS (Cost $2,828,992)(b)	$ 2,828,992
	TOTAL INVESTMENTS (Cost $2,828,992) — 110.8%	$2,828,992
	Liabilities in Excess of Other Assets — (10.8)%	(276,320)
	TOTAL NET ASSETS — 100.0%	$ 2,552,672

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $970,034.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR minus 1.50%	Total return of common shares of Advanced Micro Devices, Inc.	Bank of America Merrill Lynch	12/11/2025	5,014	$556,879	$72,472
SOFR plus 1.50%	Total return of common shares of Advanced Micro Devices, Inc.	Barclays	12/22/2025	8,965	796,089	(74,500)
SOFR plus 0.00%	Total return of common shares of Advanced Micro Devices, Inc.	Goldman Sachs	3/12/2026	7,442	825,732	108,363
SOFR minus 2.00%	Total return of common shares of Advanced Micro Devices, Inc.	Citibank N.A.	#N/A	4,801	533,284	68,609
					$ 2,711,984	$174,944

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

DIREXION DAILY AMZN BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 94.0%
	Money Market Funds — 94.0%
2,626,627	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$2,626,627
405,030	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	405,030
979,447	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	979,447
	TOTAL SHORT TERM INVESTMENTS (Cost $4,011,104)(b)	$4,011,104
	TOTAL INVESTMENTS (Cost $4,011,104) — 94.0%	$4,011,104
	Other Assets in Excess of Liabilities — 6.0%	257,220
	TOTAL NET ASSETS — 100.0%	$ 4,268,324

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,384,478.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR minus 1.50%	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2025	6,969	$1,594,225	$326,325
SOFR minus 2.00%	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/19/2025	6,176	1,310,135	175,335
SOFR plus 1.03%	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	5/5/2026	10,000	1,812,571	(27,906)
					$ 4,716,931	$473,754

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

DIREXION DAILY AVGO BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 112.6%
	Money Market Funds — 112.6%
2,838,431	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$2,838,431
437,855	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	437,855
170,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	170,000
806,975	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	806,975
	TOTAL SHORT TERM INVESTMENTS (Cost $4,253,261)(b)	$ 4,253,261
	TOTAL INVESTMENTS (Cost $4,253,261) — 112.6%	$4,253,261
	Liabilities in Excess of Other Assets — (12.6)%	(475,280)
	TOTAL NET ASSETS — 100.0%	$ 3,777,981

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,414,830.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR minus 1.50%	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	12/11/2025	6,292	$1,100,418	$(108,480)
SOFR minus 2.00%	Total return of common shares of Broadcom Inc.	Citibank N.A.	12/19/2025	3,733	688,871	(29,408)
SOFR plus 2.15%	Total return of common shares of Broadcom Inc.	Barclays	12/22/2025	3,915	888,609	147,175
SOFR plus 1.65%	Total return of common shares of Broadcom Inc.	Goldman Sachs	1/12/2026	5,689	1,179,886	95,487
					$ 3,857,784	$104,774

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

DIREXION DAILY BA BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 111.8%
	Money Market Funds — 111.8%
1,923,092	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$1,923,092
547,528	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	547,528
	TOTAL SHORT TERM INVESTMENTS (Cost $2,470,620)(b)	$ 2,470,620
	TOTAL INVESTMENTS (Cost $2,470,620) — 111.8%	$2,470,620
	Liabilities in Excess of Other Assets — (11.8)%	(261,406)
	TOTAL NET ASSETS — 100.0%	$ 2,209,214

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $547,528.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR minus 1.50%	Total return of common shares of Boeing Co.	Bank of America Merrill Lynch	12/11/2025	3,161	$513,623	$(65,279)
SOFR minus 2.00%	Total return of common shares of Boeing Co.	Citibank N.A.	12/19/2025	4,000	649,951	(82,677)
SOFR plus 1.50%	Total return of common shares of Boeing Co.	Barclays	12/22/2025	3,271	532,342	(66,323)
SOFR plus 0.00%	Total return of common shares of Boeing Co.	Goldman Sachs	5/26/2026	1,624	263,932	(33,397)
					$ 1,959,848	$(247,676)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

DIREXION DAILY BRKB BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.5%
	Money Market Funds — 107.5%
1,902,521	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$1,902,521
263,313	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	263,313
737,024	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	737,024
	TOTAL SHORT TERM INVESTMENTS (Cost $2,902,858)(b)	$ 2,902,858
	TOTAL INVESTMENTS (Cost $2,902,858) — 107.5%	$2,902,858
	Liabilities in Excess of Other Assets — (7.5)%	(202,902)
	TOTAL NET ASSETS — 100.0%	$ 2,699,956

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,000,337.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR minus 1.50%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Bank of America Merrill Lynch	12/11/2025	899	$416,593	$(58,308)
SOFR minus 2.00%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Citibank N.A.	12/19/2025	2,678	1,355,928	(68,989)
SOFR plus 1.50%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Barclays	12/22/2025	545	247,621	(37,860)
SOFR plus 1.15%	Total return of common shares of Berkshire Hathaway, Inc. Class B	Goldman Sachs	1/13/2026	941	457,397	(39,855)
					$ 2,477,539	$(205,012)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

DIREXION DAILY GOOGL BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.7%
	Money Market Funds — 102.7%
3,321,604	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$3,321,604
1,722,979	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	1,722,979
	TOTAL SHORT TERM INVESTMENTS (Cost $5,044,583)(b)	$ 5,044,583
	TOTAL INVESTMENTS (Cost $5,044,583) — 102.7%	$5,044,583
	Liabilities in Excess of Other Assets — (2.7)%	(131,941)
	TOTAL NET ASSETS — 100.0%	$ 4,912,642

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,722,979.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR minus 1.50%	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2025	17,922	$2,700,264	$(142,666)
SOFR minus 2.00%	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/19/2025	13,014	2,626,178	571,728
					$ 5,326,442	$429,062

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

DIREXION DAILY LLY BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 108.5%
	Money Market Funds — 108.5%
2,853,672	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$2,853,672
310,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	310,000
1,203,286	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	1,203,286
	TOTAL SHORT TERM INVESTMENTS (Cost $4,366,958)(b)	$4,366,958
	TOTAL INVESTMENTS (Cost $4,366,958) — 108.5%	$4,366,958
	Liabilities in Excess of Other Assets — (8.5)%	(343,009)
	TOTAL NET ASSETS — 100.0%	$4,023,949

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,513,286.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR minus 1.50%	Total return of common shares of Eli Lilly & Co.	Bank of America Merrill Lynch	12/11/2025	727	$619,658	$(32,113)
SOFR minus 2.00%	Total return of common shares of Eli Lilly & Co.	Citibank N.A.	12/19/2025	2,124	1,672,196	(234,819)
SOFR plus 1.50%	Total return of common shares of Eli Lilly & Co.	Barclays	12/22/2025	750	639,262	(31,211)
SOFR plus 0.00%	Total return of common shares of Eli Lilly & Co.	Goldman Sachs	4/28/2026	875	740,810	(42,569)
					$ 3,671,926	$(340,712)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

8

DIREXION DAILY META BEAR 1X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 116.5%
	Money Market Funds — 116.5%
3,666,337	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$3,666,337
393,954	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	393,954
580,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	580,000
592,936	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	592,936
	TOTAL SHORT TERM INVESTMENTS (Cost $5,233,227)(b)	$5,233,227
	TOTAL INVESTMENTS (Cost $5,233,227) — 116.5%	$5,233,227
	Liabilities in Excess of Other Assets — (16.5)%	(739,364)
	TOTAL NET ASSETS — 100.0%	$4,493,863

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,566,891.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR minus 1.50%	Total return of Meta Platforms Corporation	Bank of America Merrill Lynch	12/11/2025	1,269	$748,661	$54,213
SOFR minus 2.00%	Total return of Meta Platforms Corporation	Citibank N.A.	12/19/2025	1,328	955,796	230,864
SOFR plus 2.15%	Total return of Meta Platforms Corporation	Barclays	12/22/2025	2,406	1,752,652	454,473
SOFR plus 1.00%	Total return of Meta Platforms Corporation	Goldman Sachs	6/1/2026	3,182	1,764,228	16,740
					$5,221,337	$756,290

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Direxion Daily MSFT Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 116.2%
	Money Market Funds — 116.2%
4,849,580	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$4,849,580
588,333	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	588,333
1,619,314	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	1,619,314
	TOTAL SHORT TERM INVESTMENTS (Cost $7,057,227)(b)	$ 7,057,227
	TOTAL INVESTMENTS (Cost $7,057,227) — 116.2%	$7,057,227
	Liabilities in Excess of Other Assets — (16.2)%	(984,697)
	TOTAL NET ASSETS — 100.0%	$ 6,072,530

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,207,647.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 1.03%	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2025	2,550	$1,004,247	$3,743
SOFR minus 1.50%	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2025	5,873	2,309,430	(4,222)
SOFR minus 2.00%	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/19/2025	6,940	3,035,487	312,933
					$ 6,349,164	$312,454

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

Direxion Daily MU Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.2%
	Money Market Funds — 103.2%
2,475,932	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$2,475,932
264,995	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	264,995
270,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	270,000
980,943	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	980,943
	TOTAL SHORT TERM INVESTMENTS (Cost $3,991,870)(b)	$3,991,870
	TOTAL INVESTMENTS (Cost $3,991,870) — 103.2%	$3,991,870
	Liabilities in Excess of Other Assets — (3.2)%	(123,652)
	TOTAL NET ASSETS — 100.0%	$3,868,218

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,515,938.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 1.90%	Total return of common shares of Micron Technology, Inc.	Goldman Sachs	12/10/2025	8,968	$909,317	$234,519
SOFR minus 1.50%	Total return of common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	12/11/2025	22,609	1,582,658	(154,612)
SOFR minus 2.00%	Total return of common shares of Micron Technology, Inc.	Citibank N.A.	12/19/2025	4,693	487,603	129,624
SOFR plus 2.15%	Total return of common shares of Micron Technology, Inc.	Barclays	12/22/2025	13,999	1,190,231	124,308
					$4,169,809	$333,839

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

Direxion Daily NFLX Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 112.6%
	Money Market Funds — 112.6%
6,298,306	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$6,298,306
1,600,816	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	1,600,816
1,000,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	1,000,000
1,119,562	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	1,119,562
	TOTAL SHORT TERM INVESTMENTS (Cost $10,018,684)(b)	$10,018,684
	TOTAL INVESTMENTS (Cost $10,018,684) — 112.6%	$10,018,684
	Liabilities in Excess of Other Assets — (12.6)%	(1,118,485)
	TOTAL NET ASSETS — 100.0%	$8,900,199

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,720,377.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR plus 1.65%	Total return of common shares of Netflix, Inc.	Goldman Sachs	12/10/2025	3,224	$3,434,675	$(206,683)
SOFR minus 1.50%	Total return of common shares of Netflix, Inc.	Bank of America Merrill Lynch	12/11/2025	460	425,831	(92,964)
SOFR minus 2.00%	Total return of common shares of Netflix, Inc.	Citibank N.A.	12/19/2025	1,718	1,614,716	(325,253)
SOFR plus 2.15%	Total return of common shares of Netflix, Inc.	Barclays	12/22/2025	2,462	2,275,514	(488,004)
					$7,750,736	$(1,112,904)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

Direxion Daily NVDA Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.7%
	Money Market Funds — 99.7%
28,079,422	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$28,079,422
2,635,692	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	2,635,692
5,890,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	5,890,000
3,344,618	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	3,344,618
	TOTAL SHORT TERM INVESTMENTS (Cost $39,949,732)(b)	$39,949,732
	TOTAL INVESTMENTS (Cost $39,949,732) — 99.7%	$39,949,732
	Other Assets in Excess of Liabilities — 0.3%	109,068
	TOTAL NET ASSETS — 100.0%	$40,058,800

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,368,817.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR minus 0.75%	Total return of common shares of NVIDIA Corp.	BNP Paribas	12/5/2025	28,150	$4,085,691	$1,076,044
SOFR plus 1.65%	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2025	59,319	7,309,461	917,601
SOFR minus 1.50%	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2025	89,005	9,652,700	(22,761)
SOFR minus 2.00%	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/19/2025	10,510	1,292,906	156,754
SOFR plus 2.15%	Total return of common shares of NVIDIA Corp.	Barclays	12/22/2025	180,793	20,179,490	535,910
					$42,520,248	$2,663,548

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

Direxion Daily PANW Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.3%
	Money Market Funds — 103.3%
1,539,280	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$1,539,280
350,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	350,000
240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	240,000
413,162	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	413,162
	TOTAL SHORT TERM INVESTMENTS (Cost $2,542,442)(b)	$2,542,442
	TOTAL INVESTMENTS (Cost $2,542,442) — 103.3%	$2,542,442
	Liabilities in Excess of Other Assets — (3.3)%	(80,241)
	TOTAL NET ASSETS — 100.0%	$2,462,201

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,003,162.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR minus 1.50%	Total return of common shares of Palo Alto Networks, Inc.	Bank of America Merrill Lynch	12/11/2025	2,578	$489,691	$9,180
SOFR minus 2.00%	Total return of common shares of Palo Alto Networks, Inc.	Citibank N.A.	12/19/2025	2,538	482,093	8,798
SOFR plus 1.50%	Total return of common shares of Palo Alto Networks, Inc.	Barclays	12/22/2025	6,172	1,091,895	(55,993)
SOFR plus 0.00%	Total return of common shares of Palo Alto Networks, Inc.	Goldman Sachs	4/28/2026	1,884	357,361	6,738
					$2,421,040	$(31,277)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

14

Direxion Daily PLTR Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 108.2%
	Money Market Funds — 108.2%
23,504,650	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$23,504,650
9,074,307	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	9,074,307
6,500,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	6,500,000
1,753,938	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	1,753,938
	TOTAL SHORT TERM INVESTMENTS (Cost $40,832,895)(b)	$40,832,895
	TOTAL INVESTMENTS (Cost $40,832,895) — 108.2%	$40,832,895
	Liabilities in Excess of Other Assets — (8.2)%	(3,090,229)
	TOTAL NET ASSETS — 100.0%	$37,742,666

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,328,244.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR minus 1.50%	Total return of common shares of Palantir Technologies, Inc.	Bank of America Merrill Lynch	12/11/2025	7,015	$616,198	$(211,557)
SOFR minus 2.00%	Total return of common shares of Palantir Technologies, Inc.	Citibank N.A.	12/19/2025	14,569	1,133,823	(590,032)
SOFR plus 1.50%	Total return of common shares of Palantir Technologies, Inc.	Barclays	12/22/2025	113,742	10,573,067	(2,864,043)
SOFR plus 1.65%	Total return of common shares of Palantir Technologies, Inc.	Goldman Sachs	1/13/2026	183,330	20,875,590	(671,316)
					$33,198,678	$(4,336,948)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

15

Direxion Daily TSLA Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.8%
	Money Market Funds — 103.8%
47,418,596	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$47,418,596
15,164,531	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	15,164,531
18,523,985	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	18,523,985
	TOTAL SHORT TERM INVESTMENTS (Cost $81,107,112)(b)	$81,107,112
	TOTAL INVESTMENTS (Cost $81,107,112) — 103.8%	$81,107,112
	Liabilities in Excess of Other Assets — (3.8)%	(2,968,078)
	TOTAL NET ASSETS — 100.0%	$78,139,034

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,045,194.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR minus 0.75%	Total return of common shares of Tesla, Inc.	BNP Paribas	12/5/2025	36,667	$12,600,816	$2,399,160
SOFR plus 1.90%	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2025	85,967	21,978,068	(2,157,354)
SOFR minus 1.50%	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2025	110,624	29,290,788	(1,821,801)
SOFR minus 2.00%	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/19/2025	28,676	10,843,166	2,818,301
SOFR minus 1.50%	Total return of common shares of Tesla, Inc.	Barclays	12/22/2025	15,000	4,231,765	(635)
					$78,944,603	$1,237,671

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

16

Direxion Daily TSM Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.7%
	Money Market Funds — 107.7%
2,390,992	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$2,390,992
265,446	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	265,446
507,922	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	507,922
	TOTAL SHORT TERM INVESTMENTS (Cost $3,164,360)(b)	$3,164,360
	TOTAL INVESTMENTS (Cost $3,164,360) — 107.7%	$3,164,360
	Liabilities in Excess of Other Assets — (7.7)%	(226,377)
	TOTAL NET ASSETS — 100.0%	$2,937,983

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,294,562.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR minus 0.75%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas	12/5/2025	7,048	$1,369,481	$204,074
SOFR plus 1.90%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs	12/10/2025	3,727	836,991	228,041
SOFR minus 1.50%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America Merrill Lynch	12/11/2025	5,162	974,379	117,093
SOFR minus 2.00%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	12/19/2025	1,689	336,614	55,882
					$3,517,465	$605,090

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

Direxion Daily XOM Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 97.5%
	Money Market Funds — 97.5%
2,012,031	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$2,012,031
487,430	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	487,430
	TOTAL SHORT TERM INVESTMENTS (Cost $2,499,461)(b)	$2,499,461
	TOTAL INVESTMENTS (Cost $2,499,461) — 97.5%	$2,499,461
	Other Assets in Excess of Liabilities — 2.5%	65,190
	TOTAL NET ASSETS — 100.0%	$2,564,651

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $487,430.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR minus 1.50%	Total return of common shares of Exxon Mobil Corp.	Bank of America Merrill Lynch	12/11/2025	6,000	$649,800	$16,425
SOFR minus 2.00%	Total return of common shares of Exxon Mobil Corp.	Citibank N.A.	12/19/2025	6,000	649,800	16,353
SOFR plus 1.50%	Total return of common shares of Exxon Mobil Corp.	Barclays	12/22/2025	6,000	649,800	16,858
SOFR plus 0.00%	Total return of common shares of Exxon Mobil Corp.	Goldman Sachs	5/26/2026	6,280	676,914	14,071
					$2,626,314	$63,707

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

18

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.1%
	Money Market Funds — 99.1%
135,937,585	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$135,937,585
33,117,652	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	33,117,652
	TOTAL SHORT TERM INVESTMENTS (Cost $169,055,237)(b)	$169,055,237
	TOTAL INVESTMENTS (Cost $169,055,237) — 99.1%	$169,055,237
	Other Assets in Excess of Liabilities — 0.9%	1,513,848
	TOTAL NET ASSETS — 100.0%	$170,569,085

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,787,841.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR plus 0.40%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	733	$4,435,097	$412,460
SOFR plus 0.64%	Total return of S&P 500® Index	Barclays	12/22/2025	29,895	168,141,095	2,531,187
					$172,576,192	$2,943,647

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

19

Direxion Daily Crypto Industry Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 108.6%
	Money Market Funds — 108.6%
2,539,373	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$2,539,373
210,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	210,000
779,096	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	779,096
	TOTAL SHORT TERM INVESTMENTS (Cost $3,528,469)(b)	$ 3,528,469
	TOTAL INVESTMENTS (Cost $3,528,469) — 108.6%	$3,528,469
	Liabilities in Excess of Other Assets — (8.6)%	(278,058)
	TOTAL NET ASSETS — 100.0%	$3,250,411

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $989,096.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR plus 0.70%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Bank of America Merrill Lynch	12/11/2025	599	$1,891,452	$(230,867)
SOFR plus 0.66%	Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	Barclays	12/22/2025	316	1,084,651	(32,979)
					$ 2,976,103	$(263,846)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

20

Direxion Daily Magnificent 7 Bear 1X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 101.2%
	Money Market Funds — 101.2%
7,428,924	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$7,428,924
943,182	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	943,182
789,824	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	789,824
5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	5
	TOTAL SHORT TERM INVESTMENTS (Cost $9,161,935)(b)	$ 9,161,935
	TOTAL INVESTMENTS (Cost $9,161,935) — 101.2%	$9,161,935
	Liabilities in Excess of Other Assets — (1.22)%	(110,015)
	TOTAL NET ASSETS — 100.0%	$ 9,051,920

Percentages are stated as a percent of net assets.
(a)	The geographic location of all investments is United States unless otherwise indicated.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,161,935.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.45%	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2025	627	$4,727,240	$704,795
SOFR plus 0.68%	Total return of Indxx Magnificent 7 Index	Barclays	12/22/2025	767	4,801,672	(164,602)
					$ 9,528,912	$540,193

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

21

Direxion Daily AAPL Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 6.9%
	Computer and Electronic Product Manufacturing — 6.9%
27,538	Apple, Inc.	$5,851,825
	TOTAL COMMON STOCKS (Cost $6,242,263)	$5,851,825
	SHORT TERM INVESTMENTS — 97.3%
34,404,894	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$34,404,894
9,186,514	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	9,186,514
7,290,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	7,290,000
31,860,021	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	31,860,021
	TOTAL SHORT TERM INVESTMENTS (Cost $82,741,429)	$82,741,429
	TOTAL INVESTMENTS (Cost $88,983,692) — 104.2% (b)	$88,593,254
	Liabilities in Excess of Other Assets — (4.2)%	(3,595,625)
	TOTAL NET ASSETS — 100.0%	$84,997,629

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,864,721.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Apple, Inc.	SOFR plus 3.75%	BNP Paribas	12/05/2025	132,681	$27,164,936	$815,294
Total return of common shares of Apple, Inc.	SOFR plus 1.72%	Goldman Sachs	12/10/2025	111,608	25,491,030	(2,065,384)
Total return of common shares of Apple, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	111,114	24,731,788	(1,589,492)
Total return of common shares of Apple, Inc.	SOFR plus 3.25%	Citibank N.A.	12/19/2025	314,006	63,041,409	3,246,621
Total return of common shares of Apple, Inc.	SOFR plus 2.96%	Barclays	12/22/2025	103,030	22,263,375	(703,928)
					$ 162,692,538	$(296,889)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

22

Direxion Daily AMD Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 13.9%
	Computer and Electronic Product Manufacturing — 13.9%
5,364	Advanced Micro Devices, Inc.(a)	$522,185
	TOTAL COMMON STOCKS (Cost $560,363)	$522,185
	SHORT TERM INVESTMENTS — 98.5%
665,891	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$665,891
627,141	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	627,141
641,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	641,000
1,775,544	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	1,775,544
	TOTAL SHORT TERM INVESTMENTS (Cost $3,709,576)	$ 3,709,576
	TOTAL INVESTMENTS (Cost $4,269,939) — 112.4%(c)	$4,231,761
	Liabilities in Excess of Other Assets — (12.4)%	(465,959)
	TOTAL NET ASSETS — 100.0%	$ 3,765,802

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,043,685.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	24,419	$2,613,861	$(266,919)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	12,015	1,266,675	(114,170)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR plus 3.00%	Barclays	12/22/2025	23,583	2,230,666	58,407
Total return of common shares of Advanced Micro Devices, Inc.	SOFR plus 3.00%	Goldman Sachs	3/12/2026	11,986	1,302,594	(152,665)
					$ 7,413,796	$(475,347)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

23

Direxion Daily AMZN Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 16.4%
	General Merchandise Retailers — 16.4%
173,894	Amazon.com, Inc.(a)	$32,069,531
	TOTAL COMMON STOCKS (Cost $34,481,766)	$32,069,531
	SHORT TERM INVESTMENTS — 112.7%
42,127,864	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$42,127,864
53,983,496	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	53,983,496
123,905,864	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	123,905,864
	TOTAL SHORT TERM INVESTMENTS (Cost $220,017,224)	$ 220,017,224
	TOTAL INVESTMENTS (Cost $254,498,990) — 129.1%(c)	$252,086,755
	Liabilities in Excess of Other Assets — (29.1)%	(56,777,912)
	TOTAL NET ASSETS — 100.0%	$ 195,308,843

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $195,721,482.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Amazon.com, Inc.	SOFR plus 1.75%	Goldman Sachs	12/10/2025	741,660	$143,474,311	$(7,494,682)
Total return of common shares of Amazon.com, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	595,233	137,020,446	(31,147,564)
Total return of common shares of Amazon.com, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	607,296	129,593,189	(19,279,978)
					$ 410,087,946	$(57,922,224)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

24

Direxion Daily AVGO Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 15.0%
	Computer and Electronic Product Manufacturing — 15.0%
47,012	Broadcom Inc.	$9,048,399
	TOTAL COMMON STOCKS (Cost $10,530,340)	$9,048,399
	SHORT TERM INVESTMENTS — 94.6%
12,389,281	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$12,389,281
13,461,977	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	13,461,977
17,480,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	17,480,000
13,870,051	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	13,870,051
	TOTAL SHORT TERM INVESTMENTS (Cost $57,201,309)	$ 57,201,309
	TOTAL INVESTMENTS (Cost $67,731,649) — 109.6%(b)	$66,249,708
	Liabilities in Excess of Other Assets — (9.6)%	(5,792,241)
	TOTAL NET ASSETS — 100.0%	$ 60,457,467

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,812,027.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Broadcom Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	97,765	$17,547,600	$1,130,590
Total return of common shares of Broadcom Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	84,480	15,645,263	484,563
Total return of common shares of Broadcom Inc.	SOFR plus 2.58%	Barclays	12/22/2025	271,053	53,181,557	(1,501,225)
Total return of common shares of Broadcom Inc.	SOFR plus 2.93%	Goldman Sachs	1/12/2026	127,917	27,631,487	(3,394,584)
					$ 114,005,907	$(3,280,656)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

25

Direxion Daily BA Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 17.9%
	Transportation Equipment Manufacturing — 17.9%
3,857	Boeing Co.(a)	$706,757
	TOTAL COMMON STOCKS (Cost $643,561)	$706,757
	SHORT TERM INVESTMENTS — 76.5%
668,061	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$668,061
520,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	520,000
850,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	850,000
978,174	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	978,174
	TOTAL SHORT TERM INVESTMENTS (Cost $3,016,235)	$ 3,016,235
	TOTAL INVESTMENTS (Cost $3,659,796) — 94.4%(c)	$3,722,992
	Other Assets in Excess of Liabilities — 5.6%	221,017
	TOTAL NET ASSETS — 100.0%	$ 3,944,009

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,348,174.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Boeing Co.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	7,994	$1,454,908	$9,615
Total return of common shares of Boeing Co.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	7,000	1,274,000	8,394
Total return of common shares of Boeing Co.	SOFR plus 3.00%	Barclays	12/22/2025	15,694	2,856,862	18,332
Total return of common shares of Boeing Co.	SOFR plus 3.00%	Goldman Sachs	5/26/2026	8,503	1,399,187	156,692
					$ 6,984,957	$193,033

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

26

Direxion Daily BRKB Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 17.3%
	Insurance Carriers and Related Activities — 17.3%
15,135	Berkshire Hathaway, Inc. Class B(a)	$8,070,739
	TOTAL COMMON STOCKS (Cost $7,847,974)	$8,070,739
	SHORT TERM INVESTMENTS — 85.8%
10,339,632	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$10,339,632
11,280,077	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	11,280,077
1,830,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	1,830,000
16,613,172	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	16,613,172
	TOTAL SHORT TERM INVESTMENTS (Cost $40,062,881)	$ 40,062,881
	TOTAL INVESTMENTS (Cost $47,910,855) — 103.1%(c)	$48,133,620
	Liabilities in Excess of Other Assets — (3.1)%	(1,418,294)
	TOTAL NET ASSETS — 100.0%	$ 46,715,326

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,723,249.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	35,196	$18,120,586	$523,020
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR plus 3.25%	Citibank N.A.	12/19/2025	53,411	26,765,003	1,412,319
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR plus 3.00%	Barclays	12/22/2025	11,696	5,716,638	439,280
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR plus 2.28%	Goldman Sachs	6/1/2026	59,771	31,951,783	(84,846)
					$ 82,554,010	$2,289,773

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

27

Direxion Daily GOOGL Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 11.6%
	Web Search Portals, Libraries, Archives, and Other Information Services — 11.6%
159,105	Alphabet, Inc.	$25,265,874
	TOTAL COMMON STOCKS (Cost $28,965,713)	$25,265,874
	SHORT TERM INVESTMENTS — 110.9%
105,734,344	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$105,734,344
47,341,912	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	47,341,912
87,715,104	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	87,715,104
	TOTAL SHORT TERM INVESTMENTS (Cost $240,791,360)	$ 240,791,360
	TOTAL INVESTMENTS (Cost $269,757,073) — 122.5%(b)	$266,057,234
	Liabilities in Excess of Other Assets — (22.5)%	(48,903,236)
	TOTAL NET ASSETS — 100.0%	$ 217,153,998

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $188,792,442.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Alphabet, Inc.	SOFR plus 3.00%	Nomura	12/10/2025	750,000	$124,402,500	$(6,595,334)
Total return of common shares of Alphabet, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	629,665	99,380,874	338,595
Total return of common shares of Alphabet, Inc.	SOFR plus 3.25%	Citibank N.A.	12/19/2025	639,504	120,018,835	(21,149,131)
Total return of common shares of Alphabet, Inc.	SOFR plus 3.00%	Barclays	12/22/2025	556,655	107,523,070	(21,377,378)
					$ 451,325,279	$(48,783,248)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

28

Direxion Daily LLY Bull 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 12.8%
	Chemical Manufacturing — 12.8%
567	Eli Lilly & Co.	$509,704
	TOTAL COMMON STOCKS (Cost $476,595)	$509,704
	SHORT TERM INVESTMENTS — 77.7%
586,079	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$586,079
1,110,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	1,110,000
350,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	350,000
1,051,120	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	1,051,120
	TOTAL SHORT TERM INVESTMENTS (Cost $3,097,199)	$ 3,097,199
	TOTAL INVESTMENTS (Cost $3,573,794) — 90.5%(c)	$3,606,903
	Other Assets in Excess of Liabilities — 9.5%	380,209
	TOTAL NET ASSETS — 100.0%	$3,987,112

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,511,121.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Eli Lilly & Co.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	1,414	$1,205,015	$57,313
Total return of common shares of Eli Lilly & Co.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	2,022	1,668,348	142,638
Total return of common shares of Eli Lilly & Co.	SOFR plus 3.00%	Barclays	12/22/2025	1,400	1,193,373	56,387
Total return of common shares of Eli Lilly & Co.	SOFR plus 3.00%	Goldman Sachs	6/2/2026	3,468	3,117,559	(9,567)
					$ 7,184,295	$246,771

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

29

DIREXION DAILY META BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 9.9%
	Professional, Scientific, and Technical Services — 9.9%
17,097	Meta Platforms, Inc.	$9,386,253
	TOTAL COMMON STOCKS (Cost $9,622,865)	$9,386,253
	SHORT TERM INVESTMENTS — 94.3%
21,400,138	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$21,400,138
11,867,081	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	11,867,081
16,212,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	16,212,449
39,861,675	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	39,861,675
	TOTAL SHORT TERM INVESTMENTS (Cost $89,341,343)	$89,341,343
	TOTAL INVESTMENTS (Cost $98,964,208) — 104.2%(b)	$98,727,596
	Liabilities in Excess of Other Assets — (4.2)%	(3,991,456)
	TOTAL NET ASSETS — 100.0%	$94,736,140

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $67,941,204.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Meta Platforms, Inc.	SOFR plus 3.00%	Goldman Sachs	12/10/2025	43,816	$26,144,568	$(2,383,838)
Total return of common shares of Meta Platforms, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	129,824	70,648,223	461,949
Total return of common shares of Meta Platforms, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	80,203	49,968,284	(6,531,209)
Total return of common shares of Meta Platforms, Inc.	SOFR plus 2.94%	Barclays	12/22/2025	74,193	44,424,174	(4,435,881)
					$191,185,249	$(12,888,979)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

30

DIREXION DAILY MSFT BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 17.5%
	Publishing Industries — 17.5%
63,177	Microsoft Corp.(a)	$24,971,340
	TOTAL COMMON STOCKS (Cost $26,668,520)	$24,971,340
	SHORT TERM INVESTMENTS — 95.2%
35,653,525	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$35,653,525
17,839,712	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	17,839,712
21,790,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	21,790,000
60,720,178	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	60,720,178
	TOTAL SHORT TERM INVESTMENTS (Cost $136,003,415)	$ 136,003,415
	TOTAL INVESTMENTS (Cost $162,671,935) — 112.7%(c)	$160,974,755
	Liabilities in Excess of Other Assets — (12.7)%	(18,045,102)
	TOTAL NET ASSETS — 100.0%	$ 142,929,653

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $100,349,890.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Microsoft Corp.	SOFR plus 1.74%	Goldman Sachs	12/10/2025	152,894	$59,101,775	$1,167,722
Total return of common shares of Microsoft Corp.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	218,821	89,185,787	(3,920,230)
Total return of common shares of Microsoft Corp.	SOFR plus 3.25%	Citibank N.A.	12/19/2025	160,115	69,720,329	(8,222,480)
Total return of common shares of Microsoft Corp.	SOFR plus 3.00%	Barclays	12/22/2025	128,210	55,803,403	(6,476,878)
					$ 273,811,294	$(17,451,866)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

31

DIREXION DAILY MU BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 13.2%
	Computer and Electronic Product Manufacturing — 13.2%
37,414	Micron Technology, Inc.	$2,879,008
	TOTAL COMMON STOCKS (Cost $3,579,234)	$2,879,008
	SHORT TERM INVESTMENTS — 105.0%
4,358,319	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$4,358,319
5,320,537	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	5,320,537
3,880,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	3,880,000
9,315,261	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	9,315,261
	TOTAL SHORT TERM INVESTMENTS (Cost $22,874,117)	$22,874,117
	TOTAL INVESTMENTS (Cost $26,453,351) — 118.2%(b)	$25,753,125
	Liabilities in Excess of Other Assets — (18.2)%	(3,964,687)
	TOTAL NET ASSETS — 100.0%	$ 21,788,438

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,515,797.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Micron Technology, Inc.	SOFR plus 3.62%	Goldman Sachs	12/10/2025	112,115	$10,240,904	$(1,843,085)
Total return of common shares of Micron Technology, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	151,301	10,818,517	786,549
Total return of common shares of Micron Technology, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	110,568	10,031,041	(1,636,788)
Total return of common shares of Micron Technology, Inc.	SOFR plus 2.87%	Barclays	12/22/2025	154,901	12,340,996	(542,453)
					$ 43,431,458	$(3,235,777)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

32

DIREXION DAILY NFLX BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 10.1%
	Motion Picture and Sound Recording Industries — 10.1%
5,294	Netflix, Inc.(a)	$5,991,326
	TOTAL COMMON STOCKS (Cost $5,248,616)	$5,991,326
	SHORT TERM INVESTMENTS — 105.6%
23,528,801	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$23,528,801
9,169,119	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	9,169,119
11,979,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	11,979,703
18,201,534	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	18,201,534
	TOTAL SHORT TERM INVESTMENTS (Cost $62,879,157)	$ 62,879,157
	TOTAL INVESTMENTS (Cost $68,127,773) — 115.7%(c)	$68,870,483
	Liabilities in Excess of Other Assets — (15.7)%	(9,315,733)
	TOTAL NET ASSETS — 100.0%	$ 59,554,750

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,350,356.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Netflix, Inc.	SOFR plus 2.46%	Goldman Sachs	12/10/2025	20,357	$21,909,282	$1,082,110
Total return of common shares of Netflix, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	16,646	18,737,403	97,386
Total return of common shares of Netflix, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	27,500	31,122,420	(201,831)
Total return of common shares of Netflix, Inc.	SOFR plus 2.76%	Barclays	12/22/2025	35,447	39,900,561	207,580
					$ 111,669,666	$1,185,245

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

33

DIREXION DAILY NVDA BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 19.1%
	Computer and Electronic Product Manufacturing — 19.1%
771,042	NVIDIA Corp.	$83,981,894
	TOTAL COMMON STOCKS (Cost $87,658,639)	$83,981,894
	SHORT TERM INVESTMENTS — 106.5%
280,300,549	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$280,300,549
99,209,595	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	99,209,595
40,881,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	40,881,564
46,843,633	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	46,843,633
	TOTAL SHORT TERM INVESTMENTS (Cost $467,235,341)	$467,235,341
	TOTAL INVESTMENTS (Cost $554,893,980) — 125.6%(b)	$551,217,235
	Liabilities in Excess of Other Assets — (25.6)%	(112,307,750)
	TOTAL NET ASSETS — 100.0%	$438,909,485

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $413,835,119.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of NVIDIA Corp.	SOFR plus 3.75%	BNP Paribas	12/05/2025	460,122	$66,782,107	$(18,800,660)
Total return of common shares of NVIDIA Corp.	SOFR plus 2.99%	Goldman Sachs	12/10/2025	2,001,930	228,508,668	(12,381,066)
Total return of common shares of NVIDIA Corp.	SOFR plus 3.75%	Nomura	12/10/2025	2,650,000	346,302,000	(67,898,470)
Total return of common shares of NVIDIA Corp.	SOFR plus 3.50%	Bank of America Merrill Lynch	12/11/2025	659,821	70,751,677	885,552
Total return of common shares of NVIDIA Corp.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	404,614	52,158,791	(9,644,280)
Total return of common shares of NVIDIA Corp.	SOFR plus 3.00%	Barclays	12/22/2025	1,111,762	123,244,864	(2,783,085)
					$ 887,748,107	$(110,622,009)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

34

DIREXION DAILY PANW BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 14.8%
	Computer and Electronic Product Manufacturing — 14.8%
3,187	Palo Alto Networks, Inc.(a)	$595,746
	TOTAL COMMON STOCKS (Cost $592,467)	$595,746
	SHORT TERM INVESTMENTS — 86.1%
933,364	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$933,364
1,140,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	1,140,000
1,403,902	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	1,403,902
	TOTAL SHORT TERM INVESTMENTS (Cost $3,477,266)	$ 3,477,266
	TOTAL INVESTMENTS (Cost $4,069,733) — 100.9%(c)	$4,073,012
	Liabilities in Excess of Other Assets — (0.9)%	(35,995)
	TOTAL NET ASSETS — 100.0%	$ 4,037,017

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,543,902.
Long Total Return Swap Contracts
April 30, 2025(Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Palo Alto Networks, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	6,495	$1,229,545	$(23,851)
Total return of common shares of Palo Alto Networks, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	12,334	2,321,618	(25,216)
Total return of common shares of Palo Alto Networks, Inc.	SOFR plus 3.00%	Barclays	12/22/2025	3,398	630,104	1,536
Total return of common shares of Palo Alto Networks, Inc.	SOFR plus 3.00%	Goldman Sachs	4/28/2026	17,778	3,323,243	(12,236)
					$ 7,504,510	$(59,767)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

35

DIREXION DAILY PLTR BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 11.0%
	Professional, Scientific, and Technical Services — 11.0%
351,775	Palantir Technologies, Inc.(a)	$41,664,231
	TOTAL COMMON STOCKS (Cost $35,260,364)	$41,664,231
	SHORT TERM INVESTMENTS — 84.2%
66,976,521	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$66,976,521
96,018,309	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	96,018,309
50,540,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	50,540,000
105,846,599	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	105,846,599
	TOTAL SHORT TERM INVESTMENTS (Cost $319,381,429)	$ 319,381,429
	TOTAL INVESTMENTS (Cost $354,641,793) — 95.2%(c)	$361,045,660
	Other Assets in Excess of Liabilities — 4.8%	18,060,347
	TOTAL NET ASSETS — 100.0%	$ 379,106,007

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $252,404,908.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Palantir Technologies, Inc.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	1,693,098	$175,193,315	$24,883,658
Total return of common shares of Palantir Technologies, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	783,341	76,537,775	15,869,626
Total return of common shares of Palantir Technologies, Inc.	SOFR plus 3.00%	Barclays	12/22/2025	1,451,140	168,448,331	3,390,254
Total return of common shares of Palantir Technologies, Inc.	SOFR plus 2.83%	Goldman Sachs	6/1/2026	2,122,297	246,776,275	4,546,951
					$ 666,955,696	$48,690,489

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

36

DIREXION DAILY TSLA BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 17.2%
	Transportation Equipment Manufacturing — 17.2%
3,103,571	Tesla, Inc.(a)	$875,703,593
	TOTAL COMMON STOCKS (Cost $766,616,328)	$875,703,593
	SHORT TERM INVESTMENTS — 107.2%
2,581,537,369	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$2,581,537,369
895,958,856	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	895,958,856
322,259,697	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	322,259,697
1,657,705,113	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	1,657,705,113
	TOTAL SHORT TERM INVESTMENTS (Cost $5,457,461,035)	$5,457,461,035
	TOTAL INVESTMENTS (Cost $6,224,077,363) — 124.4%(c)	$6,333,164,628
	Liabilities in Excess of Other Assets — (24.4)%	(1,240,481,898)
	TOTAL NET ASSETS — 100.0%	$5,092,682,730

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,491,068,989.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Tesla, Inc.	SOFR plus 3.75%	BNP Paribas	12/05/2025	1,251,409	$414,559,068	$(70,031,149)
Total return of common shares of Tesla, Inc.	SOFR plus 4.50%	Nomura	12/10/2025	6,119,189	2,383,770,406	(721,022,001)
Total return of common shares of Tesla, Inc.	SOFR plus 4.00%	Bank of America Merrill Lynch	12/11/2025	7,980,122	2,330,435,028	(79,301,104)
Total return of common shares of Tesla, Inc.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	7,044,944	1,887,869,363	86,726,349
Total return of common shares of Tesla, Inc.	SOFR plus 4.00%	Barclays	12/22/2025	3,678,302	1,023,727,942	7,544,555
Total return of common shares of Tesla, Inc.	SOFR plus 3.72%	Goldman Sachs	6/1/2026	6,920,069	2,020,867,750	(68,839,377)
					$ 10,061,229,557	$(844,922,727)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

37

DIREXION DAILY TSM BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 13.8%
	Computer and Electronic Product Manufacturing — 13.8%
84,749	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	$14,126,811
	TOTAL COMMON STOCKS (Cost $17,268,790)	$14,126,811
	SHORT TERM INVESTMENTS — 108.2%
30,612,069	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$30,612,069
27,017,053	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	27,017,053
53,148,939	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	53,148,939
	TOTAL SHORT TERM INVESTMENTS (Cost $110,778,061)	$110,778,061
	TOTAL INVESTMENTS (Cost $128,046,851) — 122.0%(b)	$124,904,872
	Liabilities in Excess of Other Assets — (22.0)%	(22,568,982)
	TOTAL NET ASSETS — 100.0%	$ 102,335,890

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $100,244,204.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR plus 3.75%	BNP Paribas	12/05/2025	166,058	$33,106,600	$(6,079,956)
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	427,172	77,932,299	(7,595,173)
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	286,230	44,847,264	2,712,636
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR plus 3.70%	Goldman Sachs	1/12/2026	263,649	51,945,462	(9,105,978)
					$ 207,831,625	$(20,068,471)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

38

DIREXION DAILY XOM BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 22.3%
	Oil and Gas Extraction — 22.3%
5,000	Exxon Mobil Corp.	$528,150
	TOTAL COMMON STOCKS (Cost $541,545)	$528,150
	SHORT TERM INVESTMENTS — 82.6%
378,951	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$378,951
430,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	430,000
330,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	330,000
819,050	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	819,050
	TOTAL SHORT TERM INVESTMENTS (Cost $1,958,001)	$ 1,958,001
	TOTAL INVESTMENTS (Cost $2,499,546) — 104.9%(c)	$2,486,151
	Liabilities in Excess of Other Assets — (4.9)%	(116,505)
	TOTAL NET ASSETS — 100.0%	$ 2,369,646

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,579,050.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Exxon Mobil Corp.	SOFR plus 3.00%	Bank of America Merrill Lynch	12/11/2025	10,000	$1,083,087	$(28,545)
Total return of common shares of Exxon Mobil Corp.	SOFR plus 3.75%	Citibank N.A.	12/19/2025	10,000	1,083,086	(28,725)
Total return of common shares of Exxon Mobil Corp.	SOFR plus 3.00%	Barclays	12/22/2025	10,000	1,083,065	(28,523)
Total return of common shares of Exxon Mobil Corp.	SOFR plus 3.00%	Goldman Sachs	5/26/2026	9,867	1,068,700	(28,381)
					$ 4,317,938	$(114,174)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

39

DIREXION DAILY CSI 300 CHINA A SHARE BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 31.4%
1,813,341	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF(a)	$46,820,465
	TOTAL INVESTMENT COMPANIES (Cost $58,948,227)	$46,820,465
	SHORT TERM INVESTMENTS — 76.4%
	Money Market Funds — 76.4%
71,600,187	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$71,600,187
2,132,546	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	2,132,546
10,349,031	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	10,349,031
30,030,609	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	30,030,609
	TOTAL SHORT TERM INVESTMENTS (Cost $114,112,373)	$114,112,373
	TOTAL INVESTMENTS (Cost $173,060,600) — 107.8%(c)	$160,932,838
	Liabilities in Excess of Other Assets — (7.8)%	(11,634,980)
	TOTAL NET ASSETS — 100.0%	$ 149,297,858

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,122,115.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR plus 0.00%	J.P. Morgan	12/16/2025	1,270,546	$34,406,386	$(1,786,125)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	2,108,406	57,356,446	(3,339,230)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR minus 0.30%	Citibank N.A.	12/19/2025	3,627,305	96,813,314	(3,736,495)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR plus 0.90%	Barclays	12/22/2025	1,697,696	44,166,001	(951,808)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR plus 1.00%	Goldman Sachs	1/12/2026	1,047,274	28,801,393	(2,103,901)
					$ 261,543,540	$(11,917,559)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

40

DIREXION DAILY CSI CHINA INTERNET INDEX BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 52.3%
4,195,961	KraneShares CSI China Internet ETF(a)	$ 134,690,348
	TOTAL INVESTMENT COMPANIES (Cost $122,815,972)	$ 134,690,348
	SHORT TERM INVESTMENTS — 50.9%
	Money Market Funds — 50.9%
65,329,368	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$65,329,368
31,972,158	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	31,972,158
33,797,754	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	33,797,754
	TOTAL SHORT TERM INVESTMENTS (Cost $131,099,280)	$ 131,099,280
	TOTAL INVESTMENTS (Cost $253,915,252) — 103.2%(c)	$265,789,628
	Liabilities in Excess of Other Assets — (3.2)%	(8,036,435)
	TOTAL NET ASSETS — 100.0%	$ 257,753,193

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $193,214,999.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	SOFR plus 0.85%	BNP Paribas	12/5/2025	1,256,721	$37,767,342	$1,918,623
Total return of KraneShares CSI China Internet ETF	SOFR plus 0.75%	Goldman Sachs	12/10/2025	4,024,884	136,972,024	(7,474,325)
Total return of KraneShares CSI China Internet ETF	SOFR plus 0.85%	Bank of America Merrill Lynch	12/11/2025	1,372,265	40,851,604	2,908,143
Total return of KraneShares CSI China Internet ETF	SOFR plus 0.74%	UBS Securities LLC	12/17/2025	2,613,253	79,596,671	2,876,251
Total return of KraneShares CSI China Internet ETF	SOFR plus 0.80%	Citibank N.A.	12/19/2025	2,596,282	76,732,918	5,324,165
					$ 371,920,559	$5,552,857

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

41

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 90.0%
	Accommodation — 0.4%
1,087	Airbnb, Inc. Class A(a)	$132,527
602	Hilton Worldwide Holdings, Inc.	135,739
1,754	Host Hotels & Resorts, Inc.	24,767
862	Las Vegas Sands Corp.	31,610
573	Marriott International, Inc. Class C	136,706
561	MGM Resorts International(a)(b)	17,649
224	Wynn Resorts Ltd.(b)	17,989
		496,987
	Administrative and Support Services — 2.9%
218	Allegion PLC ADR (Ireland)	30,346
5,726	Amcor PLC ADR (United Kingdom)(b)	52,679
241	Ameriprise Financial, Inc.	113,516
1,021	Automatic Data Processing, Inc.	306,913
82	Booking Holdings, Inc.	418,141
294	Broadridge Financial Solutions, Inc.	71,266
176	Corpay, Inc.(a)	57,265
312	Equifax, Inc.	81,160
96	FactSet Research System, Inc.	41,493
192	Gartner, Inc.(a)	80,847
738	Iron Mountain, Inc.	66,176
393	Live Nation Entertainment, Inc.(a)	52,053
630	Match Group, Inc.(b)	18,686
389	Moody’s Corp.	176,264
705	Rollins, Inc.	40,277
620	Royal Caribbean Cruises Ltd. ADR (Liberia)	133,244
5,240	Uber Technologies, Inc.(a)	424,492
4,322	Visa, Inc. Class A	1,493,251
916	Waste Management, Inc.	213,758
		3,871,827
	Air Transportation — 0.1%
1,610	Delta Air Lines, Inc.	67,024
1,487	Southwest Airlines Co.(b)	41,577
825	United Continental Holdings, Inc.(a)	56,776
		165,377
	Ambulatory Health Care Services — 0.1%
109	DaVita, Inc.(a)	15,429
208	Labcorp Holdings, Inc.	50,130
140	Molina Healthcare, Inc.(a)	45,781
279	Quest Diagnostics, Inc.	49,723
2,994	Viatris, Inc.	25,210
		186,273
	Amusement, Gambling, and Recreation Industries — 0.3%
4,535	The Walt Disney Co.	412,458

The accompanying notes are an integral part of these financial statements.

42

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.2%
861	Cintas Corp.	$182,257
381	Deckers Outdoor Corp.(a)	42,226
100	Ralph Lauren Corp.	22,495
		246,978
	Beverage and Tobacco Product Manufacturing — 1.3%
4,252	Altria Group, Inc.	251,506
390	Constellation Brands, Inc. Class A	73,140
2,995	Keurig Dr Pepper, Inc.	103,597
431	Molson Coors Brewing Co. Class B	24,795
1,756	Monster Beverage Corp.(a)	105,571
3,440	PepsiCo, Inc.	466,395
3,899	Philip Morris International, Inc.	668,133
		1,693,137
	Broadcasting and Content Providers — 0.4%
242	Charter Communications, Inc.(a)(b)	94,830
9,461	Comcast Corp. Class A	323,566
548	FOX Corp. Class A	27,285
331	FOX Corp. Class B	15,305
1,493	Paramount Global Class B(b)	17,528
167	TKO Group Holdings, Inc.(b)	27,206
5,601	Warner Bros Discovery, Inc.(a)	48,561
		554,281
	Building Material and Garden Equipment and Supplies Dealers — 1.0%
1,416	Lowe’s Companies, Inc.	316,561
130	Snap-on, Inc.	40,795
2,492	The Home Depot, Inc.	898,341
1,339	Tractor Supply Co.	67,780
		1,323,477
	Chemical Manufacturing — 6.2%
4,428	AbbVie, Inc.	863,903
558	Air Products & Chemicals, Inc.	151,268
295	Albemarle Corp.	17,272
1,349	Amgen, Inc.	392,451
367	Biogen, Inc.(a)	44,436
395	Bio-Techne Corp.	19,888
5,091	Bristol-Myers Squibb Co.	255,568
436	CF Industries Holdings, Inc.	34,169
617	Church & Dwight Co., Inc.	61,293
309	Clorox Co.	43,971
2,035	Colgate-Palmolive Co.	187,607
1,049	DuPont de Nemours, Inc.	69,224
288	Eastman Chemical Co.	22,176
631	Ecolab, Inc.	158,652
1,975	Eli Lilly & Co.	1,775,426

The accompanying notes are an integral part of these financial statements.

43

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
3,126	Gilead Sciences, Inc.	$333,044
404	Incyte Corp.(a)	25,315
1,441	IntercontinentalExchange, Inc.	242,045
641	International Flavors & Fragrances, Inc.	50,293
4,810	Kenvue, Inc.	113,516
833	Kimberly-Clark Corp.	109,773
1,193	Linde PLC ADR (Ireland)	540,703
650	LyondellBasell Industries N.V. Class A ADR (Netherlands)	37,837
6,346	Merck & Co., Inc.	540,679
797	Mosaic Co.	24,229
14,216	Pfizer, Inc.	347,013
582	PPG Industries, Inc.	63,357
5,882	Procter & Gamble Co.	956,237
265	Regeneron Pharmaceuticals, Inc.	158,671
643	Vertex Pharmaceuticals, Inc.(a)	327,608
1,123	Zoetis, Inc.	175,637
		8,143,261
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.4%
282	Lululemon Athletica, Inc.(a)	76,357
826	Ross Stores, Inc.	114,814
2,820	TJX Companies, Inc.	362,878
		554,049
	Computer and Electronic Product Manufacturing — 21.7%
4,066	Advanced Micro Devices, Inc.(a)	395,825
715	Agilent Technologies, Inc.	76,934
14,632	Alphabet, Inc.	2,323,562
11,858	Alphabet, Inc. Class C	1,907,834
580	AMETEK, Inc.	98,356
3,038	Amphenol Corp. Class A	233,774
1,245	Analog Devices, Inc.	242,675
37,684	Apple, Inc.	8,007,850
2,592	Arista Networks, Inc.(a)	213,244
11,759	Broadcom, Inc.	2,263,255
9,992	Cisco Systems, Inc.	576,838
1,605	Danaher Corp.	319,925
783	Dell Technologies, Inc.	71,848
332	Enphase Energy, Inc.(a)	14,804
268	First Solar, Inc.(a)	33,720
1,595	Fortinet, Inc.(a)	165,497
856	Fortive Corp.	59,655
1,147	GE HealthCare Technologies, Inc.	80,669
562	Hologic, Inc.(a)	32,708
2,352	HP, Inc.	60,141
10,862	Intel Corp.	218,326

The accompanying notes are an integral part of these financial statements.

44

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
2,319	International Business Machines Corp.	$560,781
274	Jabil Circuit, Inc.	40,157
434	Keysight Technologies, Inc.(a)	63,104
472	L3Harris Technologies, Inc.	103,849
3,220	Lam Research Corp.	230,777
1,349	Microchip Technology, Inc.	62,162
2,796	Micron Technology, Inc.	215,152
120	Monolithic Power Systems, Inc.	71,172
421	Motorola Solutions, Inc.	185,404
509	NetApp, Inc.	45,683
342	Northrop Grumman Corp.	166,383
61,435	NVIDIA Corp.	6,691,500
637	NXP Semiconductors NV ADR (Netherlands)	117,405
1,058	ON Semiconductor Corp.(a)	42,003
995	Otis Worldwide Corp.	95,789
1,660	Palto Alto Networks, Inc.(a)	310,304
2,773	Qualcomm, Inc.	411,680
305	Revvity, Inc.	28,496
268	Roper Technologies, Inc.	150,101
3,342	RTX Corp.	421,526
532	Seagate Technology Holdings PLC ADR (Ireland)	48,428
404	Skyworks Solutions, Inc.	25,969
1,264	Super Micro Computer, Inc.(a)(b)	40,271
117	Teledyne Technologies, Inc.(a)	54,526
409	Teradyne, Inc.	30,352
2,285	Texas Instruments, Inc.	365,714
960	Thermo Fisher Scientific, Inc.	411,840
616	Trimble, Inc.(a)	38,278
620	Veralto Corp.	59,458
148	Waters Corp.(a)	51,464
873	Western Digital Corp.(a)	38,290
128	Zebra Technologies Corp. Class A(a)	32,041
		28,607,499
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.2%
1,428	Fiserv, Inc.(a)	263,566
	Construction of Buildings — 0.2%
711	D.R. Horton, Inc.	89,828
586	Lennar Corp. Class A	63,645
7	NVR, Inc.(a)	49,880
508	PulteGroup, Inc.	52,111
		255,464

The accompanying notes are an integral part of these financial statements.

45

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Couriers and Messengers — 0.2%
556	FedEx Corp.	$116,943
1,835	United Parcel Service, Inc. Class B	174,876
		291,819
	Credit Intermediation and Related Activities — 4.8%
1,392	American Express Co.	370,843
16,610	Bank of America Corp.	662,407
1,800	Bank of New York Mellon Corp.	144,738
957	Capital One Financial Corp.	172,509
4,709	Citigroup, Inc.	322,002
1,094	Citizens Financial Group, Inc.	40,358
630	Discover Financial Services	115,082
1,328	Fidelity National Information Services, Inc.	104,753
1,681	Fifth Third Bancorp	60,415
620	Global Payments, Inc.	47,312
3,646	Huntington Bancshares, Inc.	52,976
7,015	JPMorgan Chase & Co.	1,716,009
2,499	KeyCorp	37,085
415	M&T Bank Corp.	70,450
2,043	MasterCard, Inc. Class A	1,119,687
492	Northern Trust Corp.	46,238
994	PNC Financial Services Group, Inc.	159,726
2,280	Regions Financial Corp.	46,535
724	State Street Corp.	63,784
975	Synchrony Financial	50,651
3,301	Truist Financial Corp.	126,560
3,913	U.S. Bancorp	157,850
8,250	Wells Fargo & Co.	585,833
		6,273,803
	Electrical Equipment, Appliance, and Component Manufacturing — 0.3%
296	A.O. Smith Corp.	20,087
183	Axon Enterprise, Inc.(a)	112,234
1,414	Emerson Electric Co.	148,625
149	Generac Holdings, Inc.(a)	17,043
284	Rockwell Automation, Inc.	70,341
		368,330
	Fabricated Metal Product Manufacturing — 0.1%
748	Ball Corp.	38,851
589	Nucor Corp.	70,309
414	Pentair PLC ADR (Ireland)	37,562
387	Stanley Black & Decker, Inc.	23,228
		169,950
	Food and Beverage Retailers — 0.1%
1,670	Kroger Co.	120,591

The accompanying notes are an integral part of these financial statements.

46

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — 1.1%
1,201	Archer-Daniels-Midland Co.	$57,348
9,713	Coca-Cola Co.	704,678
1,384	General Mills, Inc.	78,528
729	Hormel Foods Corp.	21,797
675	Kellanova	55,870
357	Lamb Weston Holdings, Inc.	18,853
634	McCormick & Co, Inc.	48,602
3,246	Mondelez International, Inc.	221,150
492	The Campbell’s Company	17,938
371	The Hershey Co.	62,028
267	The J.M. Smucker Co.	31,044
2,188	The Kraft Heinz Co.	63,671
718	Tyson Foods, Inc. Class A	43,970
		1,425,477
	Food Services and Drinking Places — 1.0%
3,400	Chipotle Mexican Grill, Inc.(a)	171,768
294	Darden Restaurants, Inc.	58,988
852	DoorDash, Inc.(a)	164,342
1,798	McDonald’s Corp.	574,731
2,849	Starbucks Corp.	228,062
699	Yum! Brands, Inc.	105,158
		1,303,049
	Funds, Trusts, and Other Financial Vehicles — 0.1%
385	Garmin Ltd. ADR (Switzerland)	71,945
558	T. Rowe Price Group, Inc.	49,411
		121,356
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
488	Best Buy Co., Inc.	32,545
	Gasoline Stations and Fuel Dealers — 0.4%
4,193	Chevron Corp.	570,500
	General Merchandise Retailers — 5.2%
23,660	Amazon.com, Inc.(a)	4,363,377
1,113	Costco Wholesale Corp.	1,106,879
551	Dollar General Corp.	51,623
508	Dollar Tree, Inc.(a)	41,539
1,201	eBay, Inc.(b)	81,860
1,149	Target Corp.	111,109
10,881	Walmart, Inc.	1,058,177
309	Williams-Sonoma, Inc.	47,731
		6,862,295

The accompanying notes are an integral part of these financial statements.

47

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Health and Personal Care Retailers — 0.2%
3,163	CVS Health Corp.	$211,004
117	Ulta Beauty, Inc.(a)	46,290
1,799	Walgreens Boots Alliance, Inc.	19,735
		277,029
	Hospitals — 0.1%
450	HCA Healthcare, Inc.	155,286
147	Universal Health Services, Inc. Class B	26,029
		181,315
	Insurance Carriers and Related Activities — 5.0%
1,242	Aflac, Inc.	134,981
664	Allstate Corp.	131,731
1,487	American International Group, Inc.	121,220
942	Arch Capital Group Ltd. ADR	85,421
639	Arthur J. Gallagher & Co.	204,921
128	Assurant, Inc.	24,671
4,599	Berkshire Hathaway, Inc. Class B(a)	2,452,417
596	Brown & Brown, Inc.	65,918
1,244	Centene Corp.(a)	74,453
934	Chubb Limited ADR (Switzerland)	267,199
688	Cigna Corp.	233,947
393	Cincinnati Financial Corp.	54,709
582	Elevance Health, Inc.	244,778
62	Erie Indemnity Co. Class A	22,234
108	Everest Re Group Ltd. ADR	38,754
209	Globe Life, Inc.	25,778
303	Humana, Inc.	79,459
444	Loews Corp.	38,552
1,232	Marsh & McLennan Companies, Inc.	277,779
1,453	MetLife, Inc.	109,513
529	Principal Financial Group, Inc.	39,225
1,470	Progressive Corp.	414,158
887	Prudential Financial, Inc.	91,104
721	The Hartford Insurance Group, Inc.	88,445
569	Travelers Companies, Inc.	150,290
2,310	UnitedHealth Group, Inc.	950,426
754	W.R. Berkley Corp.	54,054
250	Willis Towers Watson PLC ADR (Ireland)	76,950
		6,553,087
	Leather and Allied Product Manufacturing — 0.2%
2,964	NIKE, Inc. Class B	167,170
519	Tapestry, Inc.	36,667
		203,837

The accompanying notes are an integral part of these financial statements.

48

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 1.9%
2,040	Applied Materials, Inc.	$307,448
2,484	Baker Hughes Co.	87,934
2,026	Carrier Global Corp.	126,706
1,199	Caterpillar, Inc.	370,815
345	Cummins, Inc.	101,375
635	Deere & Co.	294,361
2,692	General Electric Co.	542,546
190	IDEX Corp.	33,054
1,010	Ingersoll Rand, Inc.	76,184
53	Mettler-Toledo International, Inc.(a)	56,740
137	Nordson Corp.	25,971
324	Parker Hannifin Corp.	196,039
562	Trane Technologies PLC ADR (Ireland)	215,420
610	Xylem, Inc.	73,548
		2,508,141
	Management of Companies and Enterprises — 0.6%
4,352	Abbott Laboratories	569,024
541	Aon PLC ADR (United Kingdom)	191,941
334	Bunge Global SA ADR (Switzerland)	26,293
1,103	Norwegian Cruise Line Holdings Ltd. ADR(a)	17,681
1,241	Smurfit WestRock PLC ADR (Ireland)	52,147
		857,086
	Merchant Wholesalers, Durable Goods — 0.9%
288	Builders FirstSource, Inc.(a)	34,453
2,200	Copart, Inc.(a)	134,266
1,437	Fastenal Co.	116,354
348	Genuine Parts Co.	40,907
313	Henry Schein, Inc.(a)	20,336
136	Hubbell, Inc.	49,393
98	Huntington Ingalls Industries, Inc.	22,573
1,657	Johnson Controls International PLC ADR (Ireland)	139,022
333	KLA-Tencor Corp.	233,996
80	Lennox International, Inc.	43,740
652	LKQ Corp.	24,913
130	Mohawk Industries, Inc.(a)	13,826
96	Pool Corp.(b)	28,141
748	TE Connectivity PLC ADR (Ireland)	109,492
110	W.W. Grainger, Inc.	112,674
		1,124,086
	Merchant Wholesalers, Nondurable Goods — 0.7%
456	Brown Forman Corp. Class B	15,887
608	Cardinal Health, Inc.	85,904
432	Cencora, Inc.	126,433
1,197	ConAgra Brands, Inc.	29,578

The accompanying notes are an integral part of these financial statements.

49

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — (Continued)
86	Domino’s Pizza, Inc.	$42,172
671	Illinois Tool Works, Inc.	160,980
314	McKesson Corp.	223,816
1,227	Sysco Corp.	87,608
581	The Sherwin Williams Co.	205,046
		977,424
	Mining (except Oil and Gas) — 0.3%
3,605	Freeport-McMoRan Copper & Gold, Inc.	129,888
152	Martin Marietta Materials, Inc.	79,645
2,855	Newmont Corp.	150,402
331	Vulcan Materials Co.	86,831
		446,766
	Miscellaneous Manufacturing — 2.6%
1,364	3M Co.	189,473
176	Align Technology, Inc.(a)	30,501
1,281	Baxter International, Inc.	39,929
721	Becton, Dickinson & Co.	149,312
3,698	Boston Scientific Corp.(a)	380,413
981	DexCom, Inc.(a)	70,024
345	Dover Corp.	58,874
1,478	Edwards Lifesciences Corp.(a)	111,574
588	Estee Lauder Companies, Inc. Class A	35,256
330	Hasbro, Inc.	20,427
176	Insulet Corp.(a)	44,403
895	Intuitive Surgical, Inc.(a)	461,641
6,040	Johnson & Johnson	944,112
3,216	Medtronic PLC ADR (Ireland)	272,588
369	ResMed, Inc.	87,302
346	Solventum Corp.(a)	22,878
247	Steris PLC ADR (Ireland)	55,511
862	Stryker Corp.	322,319
458	Textron, Inc.	32,229
501	The Cooper Companys, Inc.(a)	40,917
500	Zimmer Biomet Holdings, Inc.	51,525
		3,421,208
	Motion Picture and Sound Recording Industries — 0.9%
1,072	Netflix, Inc.(a)	1,213,204
	Motor Vehicle and Parts Dealers — 0.3%
42	AutoZone, Inc.(a)	158,029
387	CarMax, Inc.(a)	25,027
144	O’Reilly Automotive, Inc.(a)	203,789
		386,845

The accompanying notes are an integral part of these financial statements.

50

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	National Security and International Affairs — 0.0%(†)
330	Leidos Holdings, Inc.	$48,569
	NonmetallicMineral Product Manufacturing — 0.1%
1,934	Corning, Inc.	85,831
	Oil and Gas Extraction — 1.4%
927	APA Corp.	14,406
1,847	Coterra Energy, Inc.	45,362
1,648	Devon Energy Corp.	50,116
469	Diamondback Energy, Inc.	61,913
2,107	Dominion Energy, Inc.	114,579
1,412	EOG Resources, Inc.	155,786
1,496	EQT Corp.	73,962
527	Expand Energy Corp.	54,755
10,921	Exxon Mobil Corp.	1,153,585
1,696	Occidental Petroleum Corp.	66,839
		1,791,303
	Paper Manufacturing — 0.0%(†)
224	Packaging Corp of America	41,577
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
533	Caesars Entertainment, Inc.(a)	14,423
596	Electronic Arts, Inc.	86,474
		100,897
	Petroleum and Coal Products Manufacturing — 0.5%
3,200	ConocoPhillips	285,184
793	Marathon Petroleum Corp.	108,966
1,036	Phillips 66	107,806
794	Valero Energy Corp.	92,176
		594,132
	Pipeline Transportation — 0.2%
548	Targa Resources Corp.	93,653
3,058	Williams Companies, Inc.	179,107
		272,760
	Plastics and Rubber Products Manufacturing — 0.1%
201	Avery Dennison Corp.	34,393
183	West Pharmaceutical Services, Inc.	38,666
		73,059
	Primary Metal Manufacturing — 0.1%
1,015	Howmet Aerospace, Inc.	140,659
354	Steel Dynamics, Inc.	45,917
		186,576

The accompanying notes are an integral part of these financial statements.

51

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — 5.2%
1,570	Accenture PLC Class A ADR (Ireland)	$469,666
334	CDW Corp.	53,627
128	Charles River Laboratories International, Inc.(a)	15,183
1,241	Cognizant Technology Solutions Corp. Class A	91,300
991	Eaton Corporation PLC ADR (Ireland)	291,721
143	EPAM Systems, Inc.(a)	22,438
532	Extra Space Storage, Inc.	77,949
144	F5 Networks, Inc.(a)	38,123
354	GoDaddy, Inc.(a)	66,669
206	IDEXX Laboratories, Inc.(a)	89,126
1,324	International Paper Co.	60,480
934	Interpublic Group of Companies, Inc.	23,462
421	IQVIA Holdings, Inc.(a)	65,284
184	Jack Henry & Associates, Inc.	31,911
306	Jacobs Solutions, Inc.	37,883
832	Juniper Networks, Inc.	30,218
5,494	Meta Platforms, Inc.	3,016,206
851	Moderna, Inc.(a)	24,288
492	Omnicom Group, Inc.	37,471
4,069	Oracle Corp.	572,590
5,142	Palantir Technologies, Inc.(a)	609,019
803	Paychex, Inc.	118,137
119	Paycom Software, Inc.	26,940
302	PTC, Inc.(a)	46,801
518	ServiceNow, Inc.(a)	494,695
411	Take-Two Interactive Software, Inc.(a)	95,895
204	VeriSign, Inc.(a)	57,552
354	Verisk Analytics, Inc. Class A	104,936
537	Workday, Inc.(a)	131,565
		6,801,135
	Publishing Industries — 7.7%
1,091	Adobe, Inc.(a)	409,103
376	Akamai Technologies, Inc.(a)	30,298
219	Ansys, Inc.(a)	70,492
539	Autodesk, Inc.(a)	147,821
689	Cadence Design Systems, Inc.(a)	205,143
617	CrowdStrike Holdings, Inc.(a)	264,613
397	Dayforce, Inc.(a)	22,974
61	Fair Isaac Corp.(a)	121,371
1,359	Gen Digital, Inc.	35,157
3,295	Hewlett Packard Enterprise Co.	53,445
702	Intuit, Inc.	440,484
18,649	Microsoft Corp.	7,371,204
949	News Corp. Class A	25,737

The accompanying notes are an integral part of these financial statements.

52

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
282	News Corp. Class B(b)	$8,860
2,399	Salesforce, Inc.	644,635
387	Synopsys, Inc.(a)	177,637
108	Tyler Technologies, Inc.(a)	58,676
		10,087,650
	Rail Transportation — 0.4%
4,837	CSX Corp.	135,774
1,515	Union Pacific Corp.	326,725
		462,499
	Real Estate — 1.6%
387	Alexandria Real Estate Equities, Inc.	28,119
1,171	American Tower Corp.	263,955
356	AvalonBay Communities, Inc.	74,753
365	BXP, Inc.	23,261
267	Camden Property Trust	30,385
741	CBRE Group, Inc. Class A(a)	90,535
1,090	Crown Castle, Inc.	115,278
794	Digital Realty Trust, Inc.	127,469
857	Equity Residential	60,213
160	Essex Property Trust, Inc.	44,664
193	Federal Realty Investment Trust	18,146
1,756	Healthpeak Properties, Inc.	31,327
1,431	Invitation Homes, Inc.	48,926
1,705	Kimco Realty Corp.	34,066
293	Mid-America Apartment Communities, Inc.	46,777
2,327	Prologis, Inc.	237,819
395	Public Storage	118,670
2,196	Realty Income Corp.	127,061
410	Regency Centers Corp.	29,594
770	Simon Property Group, Inc.	121,183
755	UDR, Inc.	31,619
1,094	Ventas, Inc.	76,668
2,644	VICI Properties, Inc.	84,661
1,529	Welltower, Inc.	233,310
1,821	Weyerhaeuser Co.	47,182
		2,145,641
	Rental and Leasing Services — 0.1%
164	United Rentals, Inc.	103,558
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.4%
1,121	Apollo Global Management, Inc.	152,994
365	Blackrock, Inc.	333,705
264	Cboe Global Markets, Inc.	58,555
4,274	Charles Schwab Corp.	347,904

The accompanying notes are an integral part of these financial statements.

53

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
903	CME Group, Inc.	$250,203
1,765	Dow, Inc.	53,991
778	Franklin Resources, Inc.	14,595
783	Goldman Sachs Group, Inc.	428,732
1,123	Invesco Ltd. ADR	15,643
1,693	KKR & Co., Inc.	193,459
95	MarketAxess Holdings, Inc.	21,051
3,105	Morgan Stanley	358,379
195	MSCI, Inc. Class A	106,297
1,039	NASDAQ OMX Group, Inc.	79,182
462	Raymond James Financial, Inc.	63,313
790	S&P Global, Inc.	395,040
1,837	The Blackstone Group, Inc.	241,951
		3,114,994
	Specialty Trade Contractors — 0.1%
371	Quanta Services, Inc.	108,588
	Support Activities for Agriculture and Forestry — 0.1%
1,720	Corteva, Inc.	106,623
	Support Activities for Mining — 0.2%
2,178	Halliburton Co.	43,168
694	Hess Corp.	89,560
3,515	Schlumberger Ltd. ADR (Curaco)	116,874
		249,602
	Support Activities for Transportation — 0.2%
298	C.H. Robinson Worldwide, Inc.	26,588
309	Expedia, Inc.	48,491
351	Expeditors International of Washington, Inc.	38,579
200	J.B. Hunt Transport Services, Inc.	26,116
568	Norfolk Southern Corp.	127,260
		267,034
	Telecommunications — 1.3%
18,008	AT&T, Inc.	498,821
245	Equinix, Inc.	210,884
2,481	PayPal Holdings, Inc.(a)	163,349
269	SBA Communications Corp.	65,475
1,202	T-Mobile US, Inc.	296,834
10,561	Verizon Communications, Inc.	465,318
		1,700,681
	Transportation Equipment Manufacturing — 2.8%
576	Aptiv PLC ADR(a)	32,867
1,882	Boeing Co.(a)	344,858
9,765	Ford Motor Co.	97,748

The accompanying notes are an integral part of these financial statements.

54

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
636	General Dynamics Corp.	$173,068
2,496	General Motors Co.	112,919
1,632	Honeywell International, Inc.	343,536
526	Lockheed Martin Corp.	251,296
1,315	Paccar, Inc.	118,626
7,020	Tesla, Inc.(a)	1,980,763
141	TransDigm Group, Inc.	199,243
428	Wabtec Corp.	79,069
		3,733,993
	Truck Transportation — 0.1%
471	Old Dominion Freight Line, Inc.	72,195
	Utilities — 2.7%
1,784	AES Corp.	17,840
643	Alliant Energy Corp.	39,249
677	Ameren Corp.	67,185
1,337	American Electric Power Co., Inc.	144,851
489	American Water Works Co., Inc.	71,888
397	Atmos Energy Corp.	63,770
1,635	CenterPoint Energy, Inc.	63,405
750	CMS Energy Corp.	55,237
868	Consolidated Edison, Inc.	97,867
785	Constellation Energy Corp.	175,400
519	DTE Energy Co.	71,103
1,946	Duke Energy Corp.	237,451
972	Edison International	52,012
1,075	Entergy Corp.	89,408
577	Evergy, Inc.	39,871
920	Eversource Energy	54,722
2,522	Exelon Corp.	118,282
1,287	FirstEnergy Corp.	55,187
692	GE Vernova, Inc.	256,607
4,850	Kinder Morgan, Inc.	127,555
5,159	NextEra Energy, Inc.	345,034
1,179	NiSource, Inc.	46,111
509	NRG Energy, Inc.	55,776
1,556	ONEOK, Inc.	127,841
5,503	PG&E Corp.	90,910
285	Pinnacle West Capital Corp.	27,126
1,853	PPL Corp.	67,634
1,250	Public Service Enterprise Group, Inc.	99,912
1,590	Sempra Energy	118,089
2,749	Southern Co.	252,606
47	Texas Pacific Land Corp.	60,577

The accompanying notes are an integral part of these financial statements.

55

DIREXION DAILY S&P 500® BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Utilities — (Continued)
854	Vistra Corp.	$110,704
797	WEC Energy Group, Inc.	87,287
1,440	Xcel Energy, Inc.	101,808
		3,490,305
	Waste Management and Remediation Services — 0.1%
509	Republic Services, Inc.	127,632
	Water Transportation — 0.0% (†)
2,627	Carnival Corp. ADR (Panama)(a)	48,179
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.1%
1,058	CoStar Group, Inc.(a)	78,472
	Wood Product Manufacturing — 0.0% (†)
532	Masco Corp.	32,244
	TOTAL COMMON STOCKS (Cost $101,364,475)	$118,390,106
	SHORT TERM INVESTMENTS — 14.5%
	Money Market Funds — 14.5%
12,440,927	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$12,440,927
6,061,121	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	6,061,121
645,804	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	645,804
	TOTAL SHORT TERM INVESTMENTS (Cost $19,147,852)	$19,147,852
	TOTAL INVESTMENTS (Cost $120,512,327) — 104.5%(e)	$137,537,958
	Liabilities in Excess of Other Assets — (4.5)%	(5,909,177)
	TOTAL NET ASSETS — 100.0%	$131,628,781

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $94,280,402.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

56

DIREXION DAILY S&P 500® BULL 2X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	SOFR plus 0.85%	Goldman Sachs	12/10/2025	10,000	$60,528,500	$(5,806,124)
Total return of S&P 500® Index	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	14,809	79,518,854	2,792,041
Total return of S&P 500® Index	SOFR plus 0.90%	Citibank N.A.	12/19/2025	1,204	7,049,717	(418,264)
					$ 147,097,071	$(3,432,347)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

57

DIREXION DAILY MSCI BRAZIL BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 64.6%
3,081,711	iShares MSCI Brazil Capped ETF(a)(b)	$83,329,465
	TOTAL INVESTMENT COMPANIES (Cost $83,114,305)	$83,329,465
	SHORT TERM INVESTMENTS — 70.1%
	Money Market Funds — 70.1%
77,536,251	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$77,536,251
12,987,059	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	12,987,059
	TOTAL SHORT TERM INVESTMENTS (Cost $90,523,310)	$90,523,310
	TOTAL INVESTMENTS (Cost $173,637,615) — 134.7%(e)	$173,852,775
	Liabilities in Excess of Other Assets — (34.7)%	(44,777,062)
	TOTAL NET ASSETS — 100.0%	$ 129,075,713

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,546,248.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	SOFR plus 0.70%	BNP Paribas	12/5/2025	1,376,152	$33,937,179	$2,877,137
Total return of iShares MSCI Brazil Capped ETF	SOFR plus 0.27%	J.P. Morgan	12/16/2025	2,558,435	61,679,767	7,623,196
Total return of iShares MSCI Brazil Capped ETF	SOFR plus 0.70%	UBS Securities LLC	12/17/2025	2,366,716	58,990,908	4,592,691
Total return of iShares MSCI Brazil Capped ETF	SOFR plus 0.83%	Barclays	12/22/2025	164,023	4,174,956	211,730
					$ 158,782,810	$15,304,754

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

58

DIREXION DAILY MSCI EMERGING MARKETS EX CHINA BULL 2X SHARES
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 41.4%
19,724	iShares MSCI Emerging Markets ex China ETF(a)	$1,119,139
	TOTAL INVESTMENT COMPANIES (Cost $1,099,655)	$1,119,139
	SHORT TERM INVESTMENTS — 57.9%
	Money Market Funds — 57.9%
773,545	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$773,545
482,833	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	482,833
308,626	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	308,626
	TOTAL SHORT TERM INVESTMENTS (Cost $1,565,004)	$ 1,565,004
	TOTAL INVESTMENTS (Cost $2,664,659) — 99.3%(c)	$2,684,143
	Other Assets in Excess of Liabilities — 0.7%	19,737
	TOTAL NET ASSETS — 100.0%	$ 2,703,880

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,391,200.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ex China ETF	SOFR plus 0.60%	Goldman Sachs	12/10/2025	41,053	$2,278,548	$34,492
Total return of iShares MSCI Emerging Markets ex China ETF	SOFR plus 0.80%	J.P. Morgan	12/16/2025	34,531	1,962,693	(21,324)
					$ 4,241,241	$13,168

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

59

DIREXION DAILY MSCI INDIA BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 49.9%
803,424	iShares MSCI India ETF(a)(b)	$ 43,039,424
	TOTAL INVESTMENT COMPANIES (Cost $40,856,901)	$ 43,039,424
	SHORT TERM INVESTMENTS — 51.2%
	Money Market Funds — 51.2%
21,235,126	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$21,235,126
7,508,584	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	7,508,584
15,472,906	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	15,472,906
	TOTAL SHORT TERM INVESTMENTS (Cost $44,216,616)	$ 44,216,616
	TOTAL INVESTMENTS (Cost $85,073,517) — 101.1%(e)	$87,256,040
	Liabilities in Excess of Other Assets — (1.1)%	(939,633)
	TOTAL NET ASSETS — 100.0%	$ 86,316,407

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,491,876.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI India ETF	SOFR plus 0.70%	Bank of America Merrill Lynch	12/11/2025	669,826	$33,823,714	$1,862,299
Total return of iShares MSCI India ETF	SOFR plus 0.79%	UBS Securities LLC	12/17/2025	442,825	23,402,573	32,078
Total return of iShares MSCI India ETF	SOFR plus 0.95%	Citibank N.A.	12/19/2025	645,473	34,560,497	(647,932)
Total return of iShares MSCI India ETF	SOFR plus 0.90%	Barclays	12/22/2025	661,006	35,095,298	(294,569)
					$ 126,882,082	$951,876

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

60

DIREXION DAILY AI AND BIG DATA BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 73.1%
	Administrative and Support Services — 0.3%
1,257	nCino, Inc.(a)	$29,162
	Computer and Electronic Product Manufacturing — 34.5%
3,541	Advanced Micro Devices, Inc.(a)	344,716
3,398	Alphabet, Inc.	539,602
458	Ambarella, Inc. ADR(a)	21,980
2,682	Apple, Inc.	569,925
4,350	Arista Networks, Inc.(a)	357,875
1,790	Broadcom, Inc.	344,521
16,256	Intel Corp.	326,746
1,310	International Business Machines Corp.	316,784
4,986	NVIDIA Corp.	543,075
6,407	Super Micro Computer, Inc.(a)	204,127
		3,569,351
	General Merchandise Retailers — 5.3%
2,989	Amazon.com, Inc.(a)	551,231
	Professional, Scientific, and Technical Services — 22.7%
1,127	Elastic NV ADR (Netherlands)(a)	97,147
905	Grid Dynamics Holdings, Inc.(a)	12,815
338	Innodata, Inc.(a)	12,783
1,037	Meta Platforms, Inc.	569,313
683	NICE Systems Ltd. ADR (Israel)(a)	106,449
2,409	Oracle Corp.	338,995
676	Pagaya Technologies Ltd. ADR (Israel)(a)	7,409
3,372	Palantir Technologies, Inc.(a)	399,380
392	ServiceNow, Inc.(a)	374,364
2,140	Snowflake, Inc.(a)	341,308
1,814	Tempus AI, Inc.(a)	93,729
		2,353,692
	Publishing Industries — 10.3%
3,120	BigBear.ai Holdings, Inc.(a)(b)	10,639
1,395	C3.ai, Inc.(a)	30,704
1,402	Microsoft Corp.	554,155
1,251	Salesforce, Inc.	336,156
3,956	SoundHound AI, Inc.(a)(b)	36,751
5,117	UiPath, Inc.(a)	61,097
2,306	Zeta Global Holdings Corp.(a)	30,117
		1,059,619
	TOTAL COMMON STOCKS (Cost $7,409,300)	$7,563,055

The accompanying notes are an integral part of these financial statements.

61

DIREXION DAILY AI AND BIG DATA BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 33.2%
	Money Market Funds — 33.2%
1,975,004	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$1,975,004
43,134	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	43,134
1,420,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	1,420,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,438,138)	$3,438,138
	TOTAL INVESTMENTS (Cost $10,847,438) — 106.3%(e)	$11,001,193
	Liabilities in Excess of Other Assets — (6.3)%	(648,012)
	TOTAL NET ASSETS — 100.0%	$10,353,181

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,835,662.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive US AI & Big Data Index	SOFR plus 1.08%	Barclays	12/22/2025	1,312	$5,566,325	$(711,731)
Total return of Solactive US AI & Big Data Index	SOFR plus 0.70%	Goldman Sachs	1/12/2026	2,170	8,043,590	120,841
					$ 13,609,915	$(590,890)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

62

DIREXION DAILY AI AND BIG DATA BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 122.5%
	Money Market Funds — 122.5%
1,294,478	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$1,294,478
871,891	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	871,891
262,069	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	262,069
	TOTAL SHORT TERM INVESTMENTS (Cost $2,428,438)(b)	$ 2,428,438
	TOTAL INVESTMENTS (Cost $2,428,438) — 122.5%	$2,428,438
	Liabilities in Excess of Other Assets — (22.5)%	(445,545)
	TOTAL NET ASSETS — 100.0%	$ 1,982,893

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,133,960.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.65%	Total return of Solactive US AI & Big Data Index	J.P. Morgan	12/16/2025	383	$1,640,546	$219,104
SOFR plus 0.45%	Total return of Solactive US AI & Big Data Index	Goldman Sachs	5/5/2026	668	2,267,405	(249,089)
					$ 3,907,951	$(29,985)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

63

DIREXION DAILY CLOUD COMPUTING BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 69.0%
	Administrative and Support Services — 0.7%
364	Alarm.com, Inc.(a)	$19,510
820	nCino, Inc.(a)(b)	19,024
		38,534
	Computer and Electronic Product Manufacturing — 0.1%
246	Radware Ltd. ADR (Israel)(a)	5,870
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.5%
576	Five9, Inc.(a)	14,481
611	RingCentral, Inc.(a)	15,580
		30,061
	Credit Intermediation and Related Activities — 0.1%
1,604	Blend Labs, Inc.(a)	5,373
	Heavy and Civil Engineering Construction — 0.3%
401	BlackLine, Inc.(a)	18,939
	Professional, Scientific, and Technical Services — 32.7%
843	Atlassian Corp.(a)	192,465
482	DigitalOcean Holdings, Inc.(a)	14,894
1,440	Freshworks, Inc.(a)	21,269
480	Jamf Holding Corp.(a)	5,554
1,926	Nutanix, Inc.(a)	132,316
1,278	Oracle Corp.	179,840
390	Paycom Software, Inc.	88,292
346	Paylocity Holding Corp.(a)	66,467
334	PROS Holdings, Inc.(a)	5,705
717	SAP SE ADR (Germany)(b)	209,500
232	ServiceNow, Inc.(a)	221,562
1,213	Snowflake, Inc.(a)	193,461
1,098	Vimeo, Inc.(a)	5,534
792	Workday, Inc.(a)	194,040
2,031	Zoom Video Communications, Inc.(a)	157,484
742	Zscaler, Inc.(a)	167,818
		1,856,201
	Publishing Industries — 34.3%
805	ACI Worldwide, Inc.(a)	42,955
500	Adobe, Inc.(a)	187,490
1,142	Akamai Technologies, Inc.(a)	92,022
171	Appfolio, Inc. Class A(a)	35,315
736	Autodesk, Inc.(a)	201,848
711	Bill.com Holdings, Inc.(a)	32,400
299	Blackbaud, Inc.(a)	18,102
1,069	Box, Inc.(a)	33,374
898	C3.ai, Inc.(a)(b)	19,765

The accompanying notes are an integral part of these financial statements.

64

DIREXION DAILY CLOUD COMPUTING BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
1,743	Clearwater Analytics Holdings, Inc.(a)	$39,636
530	CrowdStrike Holdings, Inc.(a)	227,301
1,551	DocuSign, Inc.(a)	126,794
1,655	Dropbox, Inc.(a)	47,250
1,324	Informatica, Inc.(a)	24,931
590	MicroStrategy, Inc. Class A(a)(b)	224,265
279	Qualys, Inc.(a)	35,073
693	Salesforce, Inc.	186,216
282	Semrush Holdings, Inc.(a)	2,899
289	SPS Commerce, Inc.(a)	41,475
1,108	Twilio, Inc.(a)	107,155
828	Veeva Systems, Inc.(a)	193,495
385	Workiva, Inc.(a)	28,979
		1,948,740
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.3%
881	AvePoint, Inc.(a)	14,405
	TOTAL COMMON STOCKS (Cost $3,664,369)	$3,918,123
	SHORT TERM INVESTMENTS — 40.7%
	Money Market Funds — 40.7%
1,439,564	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$1,439,564
874,835	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	874,835
	TOTAL SHORT TERM INVESTMENTS (Cost $2,314,399)	$2,314,399
	TOTAL INVESTMENTS (Cost $5,978,768) — 109.7%(e)	$6,232,522
	Liabilities in Excess of Other Assets — (9.7)%	(552,934)
	TOTAL NET ASSETS — 100.0%	$5,679,588

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,931,080.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

65

DIREXION DAILY CLOUD COMPUTING BULL 2X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx USA Cloud Computing Index	SOFR plus 0.80%	Bank of America Merrill Lynch	12/11/2025	3,276	$4,007,676	$(400,317)
Total return of Indxx USA Cloud Computing Index	SOFR plus 0.35%	Citibank N.A.	12/19/2025	3,378	3,503,430	261,444
					$7,511,106	$ (138,873)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

66

DIREXION DAILY CRYPTO INDUSTRY BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 79.0%
	Administrative and Support Services — 14.1%
3,428	Hut 8 Corp.(a)	$42,198
17,049	NU Holdings Ltd. ADR (Brazil)(a)	211,919
1,977	Paysafe Ltd. ADR (United Kingdom)(a)	30,110
556	Visa, Inc. Class A	192,098
		476,325
	Amusement, Gambling, and Recreation Industries — 3.2%
3,286	DraftKings, Inc.(a)	109,391
	Computer and Electronic Product Manufacturing — 5.7%
1,762	NVIDIA Corp.	191,917
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 6.8%
7,417	Applied Digital Corp.(a)(b)	33,673
11,932	Cipher Mining, Inc.(a)	34,006
9,733	Core Scientific, Inc.(a)(b)	78,838
11,558	Riot Platforms, Inc.(a)	83,680
		230,197
	Credit Intermediation and Related Activities — 10.7%
642	Coinbase Global, Inc.(a)	130,255
359	MasterCard, Inc. Class A	196,753
12,661	Terawulf, Inc.(a)(b)	35,198
		362,206
	General Merchandise Retailers — 6.1%
89	MercadoLibre, Inc.(a)	207,446
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 3.5%
8,967	MARA Holdings, Inc.(a)(b)	119,889
	Management of Companies and Enterprises — 3.6%
1,036	Globant SA ADR (Luxembourg)(a)	121,803
	Professional, Scientific, and Technical Services — 3.6%
9,268	Cleanspark, Inc.(a)(b)	75,719
7,408	IREN Ltd. ADR (Australia)(a)(b)	45,263
		120,982
	Publishing Industries — 7.0%
2,055	Block, Inc.(a)	120,156
1,427	Shift4 Payments, Inc.(a)	116,728
		236,884
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 8.8%
4,756	Bitdeer Technologies Group ADR (Singapore)(a)(b)	45,515
700	Interactive Brokers Group, Inc. Class A	120,295
2,717	Robinhood Markets, Inc.(a)	133,432
		299,242

The accompanying notes are an integral part of these financial statements.

67

DIREXION DAILY CRYPTO INDUSTRY BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Telecommunications — 5.9%
3,057	PayPal Holdings, Inc.(a)	$201,273
	TOTAL COMMON STOCKS (Cost $2,785,489)	$2,677,555
	SHORT TERM INVESTMENTS — 30.4%
	Money Market Funds — 30.4%
826,227	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$826,227
9	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	9
204,778	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	204,778
	TOTAL SHORT TERM INVESTMENTS (Cost $1,031,014)	$1,031,014
	TOTAL INVESTMENTS (Cost $3,816,503) — 109.4%(e)	$3,708,569
	Liabilities in Excess of Other Assets — (9.4)%	(319,637)
	TOTAL NET ASSETS — 100.0%	$3,388,932

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $204,787.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR plus 0.90%	Bank of America Merrill Lynch	12/11/2025	559	$2,071,599	$(101,705)
Total return of Solactive Distributed Ledger & Decentralized Payment Tech Index	SOFR plus 0.88%	Barclays	12/22/2025	596	2,070,201	37,094
					$ 4,141,800	$(64,611)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

68

DIREXION DAILY ELECTRIC AND AUTONOMOUS VEHICLES BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 60.2%
	Computer and Electronic Product Manufacturing — 5.3%
39,999	Indie Semiconductor, Inc.(a)(b)	$79,598
18,291	QuantumScape Corp.(a)(b)	71,518
		151,116
	Management of Companies and Enterprises — 5.2%
4,491	EHang Holdings Ltd. ADR (China)(a)	75,224
69,999	Polestar Automotive Holding UK PLC ADR (Sweden)(a)	72,799
		148,023
	Motor Vehicle and Parts Dealers — 2.8%
28,661	EVgo, Inc.(a)	79,104
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 4.6%
32,108	Nio, Inc. ADR (China)(a)(b)	130,037
	Transportation Equipment Manufacturing — 42.3%
2,673	BorgWarner, Inc.	75,860
3,359	Gentex Corp.	73,159
5,059	Hesai Group ADR (China)(a)	95,160
3,036	Li Auto, Inc. ADR (China)(a)	74,048
52,797	Lucid Group, Inc.(a)(b)	132,520
5,515	Mobileye Global, Inc. (Israel)(a)(b)	80,409
13,407	Pony AI, Inc. ADR (China)(a)	121,870
10,694	Rivian Automotive, Inc.(a)	146,080
503	Tesla, Inc.(a)	141,926
9,973	WeRide, Inc. ADR (China)(a)	64,725
6,164	XPeng, Inc. ADR (China)(a)	114,650
3,543	ZEEKR Intelligent Technology Holding Ltd. ADR (China)(a)	76,175
		1,196,582
	TOTAL COMMON STOCKS (Cost $1,797,970)	$ 1,704,862
	SHORT TERM INVESTMENTS — 63.5%
	Money Market Funds — 63.5%
820,700	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$820,700
487,427	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	487,427
492,339	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	492,339
	TOTAL SHORT TERM INVESTMENTS (Cost $1,800,466)	$ 1,800,466
	TOTAL INVESTMENTS (Cost $3,598,436) — 123.7%(e)	$3,505,328
	Liabilities in Excess of Other Assets — (23.7)%	(671,468)
	TOTAL NET ASSETS — 100.0%	$ 2,833,860

The accompanying notes are an integral part of these financial statements.

69

DIREXION DAILY ELECTRIC AND AUTONOMOUS VEHICLES BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,085,121.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx US Electric and Autonomous Vehicles Index	SOFR plus 0.60%	Goldman Sachs	12/10/2025	1,281	$988,117	$(143,237)
Total return of Indxx US Electric and Autonomous Vehicles Index	SOFR plus 0.65%	Bank of America Merrill Lynch	12/11/2025	997	743,732	(88,129)
Total return of Indxx US Electric and Autonomous Vehicles Index	SOFR plus 0.00%	J.P. Morgan	12/16/2025	3,622	2,393,510	31,697
					$ 4,125,359	$ (199,669)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

70

DIREXION DAILY ENERGY BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 69.1%
	Gasoline Stations and Fuel Dealers — 10.5%
146,321	Chevron Corp.	$19,908,436
	Machinery Manufacturing — 1.9%
99,770	Baker Hughes Co.	3,531,858
	Oil and Gas Extraction — 27.4%
37,279	APA Corp.	579,316
74,208	Coterra Energy, Inc.	1,822,549
66,193	Devon Energy Corp.	2,012,929
18,830	Diamondback Energy, Inc.	2,485,748
51,398	EOG Resources, Inc.	5,670,741
60,125	EQT Corp.	2,972,580
21,190	Expand Energy Corp.	2,201,641
299,148	Exxon Mobil Corp.	31,599,003
68,078	Occidental Petroleum Corp.	2,682,954
		52,027,461
	Petroleum and Coal Products Manufacturing — 11.8%
111,701	ConocoPhillips	9,954,793
31,841	Marathon Petroleum Corp.	4,375,272
41,615	Phillips 66	4,330,457
31,901	Valero Energy Corp.	3,703,387
		22,363,909
	Pipeline Transportation — 5.5%
21,974	Targa Resources Corp.	3,755,357
113,450	Williams Companies, Inc.	6,644,766
		10,400,123
	Support Activities for Mining — 5.3%
87,472	Halliburton Co.	1,733,695
27,852	Hess Corp.	3,594,301
141,157	Schlumberger Ltd. ADR (Curaco)	4,693,470
		10,021,466
	Utilities — 6.7%
194,790	Kinder Morgan, Inc.	5,122,977
62,518	ONEOK, Inc.	5,136,479
1,898	Texas Pacific Land Corp.(a)	2,446,275
		12,705,731
	TOTAL COMMON STOCKS (Cost $144,838,212)	$ 130,958,984

The accompanying notes are an integral part of these financial statements.

71

DIREXION DAILY ENERGY BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 40.4%
	Money Market Funds — 40.4%
59,808,004	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$59,808,004
1,755,952	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	1,755,952
14,898,687	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	14,898,687
	TOTAL SHORT TERM INVESTMENTS (Cost $76,462,643)	$76,462,643
	TOTAL INVESTMENTS (Cost $221,300,855) — 109.5%(c)	$207,421,627
	Liabilities in Excess of Other Assets — (9.5)%	(17,959,674)
	TOTAL NET ASSETS — 100.0%	$189,461,953

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $142,521,913.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	SOFR plus 0.75%	BNP Paribas	12/5/2025	75,494	$63,064,419	$838,676
Total return of Energy Select Sector Index	SOFR plus 0.80%	J.P. Morgan	12/16/2025	93,420	88,877,812	(10,226,866)
Total return of Energy Select Sector Index	SOFR plus 0.70%	UBS Securities LLC	12/17/2025	34,941	31,661,479	(2,334,545)
Total return of Energy Select Sector Index	SOFR plus 0.80%	Barclays	12/22/2025	88,709	78,328,105	(3,739,254)
					$ 261,931,815	$ (15,461,989)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

72

DIREXION DAILY ENERGY BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 96.2%
	Money Market Funds — 96.2%
12,955,642	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$12,955,642
1,252,495	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	1,252,495
2,284,815	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	2,284,815
	TOTAL SHORT TERM INVESTMENTS (Cost $16,492,952)(b)	$ 16,492,952
	TOTAL INVESTMENTS (Cost $16,492,952) — 96.2%	$16,492,952
	Other Assets in Excess of Liabilities — 3.8%	646,700
	TOTAL NET ASSETS — 100.0%	$ 17,139,652

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,117,614.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR plus 0.35%	Total return of Energy Select Sector Index	BNP Paribas	12/5/2025	6,221	$5,402,497	$140,369
SOFR plus 0.60%	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2025	13,657	13,314,134	1,800,617
SOFR plus 0.34%	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2025	13,389	12,744,085	1,456,300
SOFR plus 0.55%	Total return of Energy Select Sector Index	Barclays	12/22/2025	7,178	6,607,295	547,754
					$38,068,011	$ 3,945,040

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

73

DIREXION DAILY GOLD MINERS INDEX BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 48.4%
4,840,022	VanEck Gold Miners ETF(a)(b)	$ 237,209,479
	TOTAL INVESTMENT COMPANIES (Cost $210,867,413)	$ 237,209,479
	SHORT TERM INVESTMENTS — 50.1%
	Money Market Funds — 50.1%
172,919,151	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)	$172,919,151
26,040,283	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	26,040,283
46,213,761	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	46,213,761
	TOTAL SHORT TERM INVESTMENTS (Cost $245,173,195)	$ 245,173,195
	TOTAL INVESTMENTS (Cost $456,040,608) — 98.5%(d)	$482,382,674
	Other Assets in Excess of Liabilities — 1.5%	7,420,639
	TOTAL NET ASSETS — 100.0%	$ 489,803,313

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $325,616,730.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Gold Miners ETF	SOFR plus 0.99%	BNP Paribas	12/5/2025	2,560,192	$93,877,952	$30,418,038
Total return of VanEck Gold Miners ETF	SOFR plus 1.00%	Goldman Sachs	12/10/2025	2,633,950	99,853,045	28,207,928
Total return of VanEck Gold Miners ETF	SOFR plus 1.00%	Bank of America Merrill Lynch	12/11/2025	3,302,342	123,673,292	36,479,111
Total return of VanEck Gold Miners ETF	SOFR plus 0.77%	J.P. Morgan	12/16/2025	2,639,505	96,430,913	32,081,986
Total return of VanEck Gold Miners ETF	SOFR plus 0.68%	UBS Securities LLC	12/17/2025	2,211,869	80,044,913	27,740,458
Total return of VanEck Gold Miners ETF	SOFR plus 0.98%	Citibank N.A.	12/19/2025	1,800,118	73,995,587	13,673,915
					$ 567,875,702	$ 168,601,436

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

74

DIREXION DAILY GOLD MINERS INDEX BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 113.7%
	Money Market Funds — 113.7%
101,949,067	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$101,949,067
39,311,353	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	39,311,353
	TOTAL SHORT TERM INVESTMENTS (Cost $141,260,420)(b)	$ 141,260,420
	TOTAL INVESTMENTS (Cost $141,260,420) — 113.7%	$141,260,420
	Liabilities in Excess of Other Assets — (13.7)%	(17,028,356)
	TOTAL NET ASSETS — 100.0%	$ 124,232,064

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $65,473,457.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.59%	Total return of VanEck Gold Miners ETF	BNP Paribas	12/5/2025	620,249	$28,690,401	$(1,568,826)
SOFR plus 0.80%	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2025	802,406	36,955,367	(2,187,662)
SOFR plus 0.45%	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2025	1,102,860	47,891,410	(6,033,481)
SOFR plus 0.15%	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2025	1,484,290	64,066,727	(8,499,059)
SOFR plus 0.73%	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/19/2025	1,059,876	52,879,873	1,024,544
					$ 230,483,778	$ (17,264,484)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

75

DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 27.3%
1,214,369	VanEck Junior Gold Miners ETF(a)	$74,562,257
	TOTAL INVESTMENT COMPANIES (Cost $69,967,130)	$74,562,257
	SHORT TERM INVESTMENTS — 71.4%
	Money Market Funds — 71.4%
174,768,652	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$174,768,652
20,152,319	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	20,152,319
	TOTAL SHORT TERM INVESTMENTS (Cost $194,920,971)	$ 194,920,971
	TOTAL INVESTMENTS (Cost $264,888,101) — 98.7%(c)	$269,483,228
	Other Assets in Excess of Liabilities — 1.3%	3,387,919
	TOTAL NET ASSETS — 100.0%	$ 272,871,147

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $132,476,951.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Junior Gold Miners ETF	SOFR plus 0.99%	BNP Paribas	12/5/2025	1,740,756	$108,129,583	$(1,480,249)
Total return of VanEck Junior Gold Miners ETF	SOFR plus 0.63%	J.P. Morgan	12/16/2025	2,389,530	112,604,822	33,885,047
Total return of VanEck Junior Gold Miners ETF	SOFR plus 0.67%	UBS Securities LLC	12/17/2025	2,563,012	119,089,575	38,662,283
Total return of VanEck Junior Gold Miners ETF	SOFR plus 0.89%	Citibank N.A.	12/19/2025	980,684	42,723,381	16,983,670
					$ 382,547,361	$ 88,050,751

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

76

DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 117.1%
	Money Market Funds — 117.1%
74,504,490	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$74,504,490
20,651,062	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	20,651,062
	TOTAL SHORT TERM INVESTMENTS (Cost $95,155,552)(b)	$95,155,552
	TOTAL INVESTMENTS (Cost $95,155,552) — 117.1%	$95,155,552
	Liabilities in Excess of Other Assets — (17.1)%	(13,871,771)
	TOTAL NET ASSETS — 100.0%	$81,283,781

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,908,859.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.59%	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/5/2025	640,097	$40,561,280	$1,306,486
SOFR plus 0.30%	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2025	254,919	11,858,742	(3,731,649)
SOFR plus 0.15%	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2025	807,660	42,157,345	(7,302,317)
SOFR plus 0.60%	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/19/2025	945,034	55,287,542	(2,542,378)
					$ 149,864,909	$ (12,269,858)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

77

DIREXION DAILY MAGNIFICENT 7 BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 44.3%
	Computer and Electronic Product Manufacturing — 18.5%
30,924	Alphabet, Inc. - Class A	$4,910,731
23,197	Apple, Inc.	4,929,363
43,082	NVIDIA Corp.	4,692,491
		14,532,585
	General Merchandise Retailers — 6.1%
25,808	Amazon.com, Inc.(a)	4,759,512
	Professional, Scientific, and Technical Services — 5.9%
8,479	Meta Platforms, Inc. - Class A	4,654,971
	Publishing Industries — 6.5%
12,957	Microsoft Corp.	5,121,384
	Transportation Equipment Manufacturing — 7.3%
20,370	Tesla, Inc.(a)	5,747,599
	TOTAL COMMON STOCKS (Cost $34,707,944)	$ 34,816,051
	SHORT TERM INVESTMENTS — 58.8%
	Money Market Funds — 58.8%
22,647,601	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$22,647,601
6,734,350	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	6,734,350
13,080,450	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	13,080,450
3,803,773	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	3,803,773
	TOTAL SHORT TERM INVESTMENTS (Cost $46,266,174)	$ 46,266,174
	TOTAL INVESTMENTS (Cost $80,974,118) — 103.1%(c)	$81,082,225
	Liabilities in Excess of Other Assets — (3.1)%	(2,407,828)
	TOTAL NET ASSETS — 100.0%	$ 78,674,397

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,618,573.
The accompanying notes are an integral part of these financial statements.

78

DIREXION DAILY MAGNIFICENT 7 BULL 2X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Magnificent 7 Index	SOFR plus 0.70%	Goldman Sachs	12/10/2025	5,491	$42,002,717	$(6,987,631)
Total return of Indxx Magnificent 7 Index	SOFR plus 0.80%	Bank of America Merrill Lynch	12/11/2025	2,284	18,203,274	(3,726,640)
Total return of Indxx Magnificent 7 Index	SOFR plus 1.00%	Barclays	12/22/2025	11,099	70,150,686	1,816,673
					$ 130,356,677	$ (8,897,598)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

79

DIREXION DAILY NYSE FANG+ BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 42.9%
	Computer and Electronic Product Manufacturing — 16.2%
23,801	Alphabet, Inc.	$3,779,599
18,122	Apple, Inc.	3,850,925
19,946	Broadcom, Inc.	3,839,007
33,193	NVIDIA Corp.	3,615,381
		15,084,912
	General Merchandise Retailers — 4.0%
19,949	Amazon.com, Inc.(a)	3,678,995
	Motion Picture and Sound Recording Industries — 4.9%
4,066	Netflix, Inc.(a)	4,601,574
	Professional, Scientific, and Technical Services — 8.7%
6,678	Meta Platforms, Inc.	3,666,222
4,620	ServiceNow, Inc.(a)	4,412,146
		8,078,368
	Publishing Industries — 9.1%
10,400	CrowdStrike Holdings, Inc.(a)	4,460,248
10,058	Microsoft Corp.	3,975,525
		8,435,773
	TOTAL COMMON STOCKS (Cost $38,343,630)	$ 39,879,622
	SHORT TERM INVESTMENTS — 62.6%
	Money Market Funds — 62.6%
37,530,212	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$37,530,212
3,840,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	3,840,004
16,877,100	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	16,877,100
	TOTAL SHORT TERM INVESTMENTS (Cost $58,247,316)	$ 58,247,316
	TOTAL INVESTMENTS (Cost $96,590,946) — 105.5%(c)	$98,126,938
	Liabilities in Excess of Other Assets — (5.5)%	(5,101,092)
	TOTAL NET ASSETS — 100.0%	$ 93,025,846

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,299,807.
The accompanying notes are an integral part of these financial statements.

80

DIREXION DAILY NYSE FANG+ BULL 2X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NYSE FANG+ Index	SOFR plus 1.00%	Bank of America Merrill Lynch	12/11/2025	2,014	$26,336,513	$(1,902,096)
Total return of NYSE FANG+ Index	SOFR plus 0.75%	J.P. Morgan	12/16/2025	5,559	69,844,911	(1,702,553)
Total return of NYSE FANG+ Index	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	2,260	26,281,674	1,544,133
Total return of NYSE FANG+ Index	SOFR plus 0.83%	Barclays	12/22/2025	1,999	25,967,526	(1,617,854)
					$ 148,430,624	$ (3,678,370)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

81

DIREXION DAILY ROBOTICS, ARTIFICIAL INTELLIGENCE & AUTOMATION INDEX BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 50.7%
369,063	Global X Robotics & Artificial Intelligence ETF(a)(b)	$ 10,540,439
	TOTAL INVESTMENT COMPANIES (Cost $10,732,698)	$ 10,540,439
	SHORT TERM INVESTMENTS — 60.3%
	Money Market Funds — 60.3%
7,527,818	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$7,527,818
999,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	999,299
4,013,913	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	4,013,913
	TOTAL SHORT TERM INVESTMENTS (Cost $12,541,030)	$ 12,541,030
	TOTAL INVESTMENTS (Cost $23,273,728) — 111.0%(e)	$23,081,469
	Liabilities in Excess of Other Assets — (11.0)%	(2,299,409)
	TOTAL NET ASSETS — 100.0%	$ 20,782,060

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,248,644.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR plus 0.75%	J.P. Morgan	12/16/2025	576,669	$15,860,039	$558,293
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR plus 0.79%	UBS Securities LLC	12/17/2025	337,673	11,002,686	(1,539,967)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR plus 0.85%	Citibank N.A.	12/19/2025	92,823	2,902,217	(293,257)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR plus 0.93%	Barclays	12/22/2025	79,098	2,628,620	(410,079)
					$ 32,393,562	$ (1,685,010)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

82

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 70.2%
	Funds, Trusts, and Other Financial Vehicles — 1.6%
143,557	Magnolia Oil & Gas Corp.	$2,947,225
	Gasoline Stations and Fuel Dealers — 2.5%
28,872	Chevron Corp.	3,928,324
83,826	Delek US Holdings, Inc.	1,091,415
		5,019,739
	Merchant Wholesalers, Durable Goods — 0.2%
11,272	REX American Resources Corp.(a)	447,724
	Merchant Wholesalers, Nondurable Goods — 2.7%
141,835	HF Sinclair Corp.	4,264,978
44,308	World Kinect Corp.	1,111,688
		5,376,666
	Oil and Gas Extraction — 40.1%
122,420	Antero Resources Corp.(a)	4,263,889
224,342	APA Corp.	3,486,275
87,221	Berry Petroleum Corp.	216,308
57,837	California Resources Corp.	1,995,955
41,588	Chord Energy Corp.	3,752,485
222,366	Clean Energy Fuels Corp.(a)	322,431
151,384	CNX Resources Corp.(a)(b)	4,455,231
104,797	Comstock Resources, Inc.(a)(b)	1,914,641
161,891	Coterra Energy, Inc.	3,976,043
251,271	Crescent Energy Co.	2,080,524
126,867	Devon Energy Corp.	3,858,025
30,081	Diamondback Energy, Inc.	3,970,993
35,476	EOG Resources, Inc.	3,914,067
90,056	EQT Corp.	4,452,369
43,721	Expand Energy Corp.	4,542,612
40,401	Exxon Mobil Corp.	4,267,558
88,410	Green Plains, Inc.(a)	316,508
681,693	Kosmos Energy Ltd.(a)	1,049,807
91,307	Matador Resources Co.	3,610,279
168,646	Murphy Oil Corp.	3,462,302
126,756	Northern Oil and Gas, Inc.(b)	3,080,171
95,628	Occidental Petroleum Corp.	3,768,699
72,791	Par Pacific Holdings, Inc.(a)	1,042,367
117,241	Range Resources Corp.	3,977,987
19,688	SandRidge Energy, Inc.	179,358
146,661	SM Energy Co.	3,342,404
67,919	VAALCO Energy, Inc.	222,095
87,810	Viper Energy, Inc.	3,541,377
13,355	Vitesse Energy, Inc.(b)	273,110
		79,335,870

The accompanying notes are an integral part of these financial statements.

83

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Petroleum and Coal Products Manufacturing — 10.5%
103,224	Calumet, Inc.(a)(b)	$1,094,174
45,094	ConocoPhillips	4,018,777
40,886	CVR Energy, Inc.	771,110
32,151	Marathon Petroleum Corp.	4,417,869
122,317	PBF Energy, Inc. Class A(b)	2,101,406
35,555	Phillips 66	3,699,853
35,217	Valero Energy Corp.	4,088,342
38,936	Vital Energy, Inc.(a)	552,113
		20,743,644
	Printing and Related Support Activities — 2.0%
330,967	Permian Resources Corp.	3,905,410
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.2%
84,480	Sable Offshore Corp.(a)(b)	1,576,397
49,652	Sitio Royalties Corp.	842,098
		2,418,495
	Support Activities for Mining — 7.3%
113,701	Civitas Resources, Inc.(b)	3,098,352
14,824	Gulfport Energy Corp.(a)	2,557,140
30,611	Hess Corp.	3,950,350
22,808	HighPeak Energy, Inc.(b)	182,692
110,903	Ovintiv, Inc.	3,724,123
147,855	Talos Energy, Inc.(a)(b)	1,017,242
		14,529,899
	Utilities — 2.1%
3,273	Texas Pacific Land Corp.	4,218,471
	TOTAL COMMON STOCKS (Cost $175,080,606)	$138,943,143
	SHORT TERM INVESTMENTS — 49.2%
	Money Market Funds — 49.2%
67,601,989	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$67,601,989
7,137,307	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	7,137,307
22,693,707	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	22,693,707
	TOTAL SHORT TERM INVESTMENTS (Cost $97,433,003)	$97,433,003
	TOTAL INVESTMENTS (Cost $272,513,609) — 119.4%(e)	$236,376,146
	Liabilities in Excess of Other Assets — (19.4)%	(38,314,788)
	TOTAL NET ASSETS — 100.0%	$198,061,358

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.

84

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $155,488,068.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR plus 0.75%	BNP Paribas	12/5/2025	8,815	$47,270,878	$(10,150,322)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR plus 1.00%	Goldman Sachs	12/10/2025	8,987	46,135,167	(8,219,469)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR plus 0.95%	Bank of America Merrill Lynch	12/11/2025	8,182	42,916,661	(8,382,372)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR plus 0.82%	J.P. Morgan	12/16/2025	7,331	36,995,917	(5,936,253)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR plus 0.69%	UBS Securities LLC	12/17/2025	16,810	71,589,725	168,888
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR plus 0.71%	Citibank N.A.	12/19/2025	10,000	45,893,494	(3,373,394)
					$ 290,801,842	$(35,892,922)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

85

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.7%
	Money Market Funds — 99.7%
31,228,658	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$31,228,658
2,916,027	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	2,916,027
6,230,473	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	6,230,473
	TOTAL SHORT TERM INVESTMENTS (Cost $40,375,158)(b)	$ 40,375,158
	TOTAL INVESTMENTS (Cost $40,375,158) — 99.7%	$40,375,158
	Other Assets in Excess of Liabilities — 0.3%	136,368
	TOTAL NET ASSETS — 100.0%	$40,511,526

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,990,564.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.78%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2025	3,533	$18,469,088	$3,510,685
SOFR plus 0.75%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2025	1,000	5,400,455	1,176,875
SOFR plus 0.60%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2025	1,000	5,222,920	1,001,178
SOFR plus 0.35%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2025	9,409	39,239,571	(948,763)
SOFR plus 0.47%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/19/2025	4,000	22,394,748	5,426,298
					$ 90,726,782	$ 10,166,273

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

86

DIREXION DAILY TRAVEL & VACATION BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 71.9%
	Accommodation — 27.0%
1,235	Airbnb, Inc. Class A(a)	$150,571
1,907	Apple Hospitality REIT, Inc.	22,445
490	Boyd Gaming Corp.	33,879
209	Choice Hotels International, Inc.(b)	26,357
701	Hilton Grand Vacations, Inc.(a)	23,575
667	Hilton Worldwide Holdings, Inc.	150,395
3,063	Host Hotels & Resorts, Inc.	43,250
1,314	Huazhu Group Ltd. ADR	44,991
211	Hyatt Hotels Corp. Class A	23,775
625	InterContinental Hotels Group PLC ADR (United Kingdom)	67,431
1,645	Las Vegas Sands Corp.	60,322
588	Marriott International, Inc. Class C	140,285
3,957	Melco Resorts & Entertainment Ltd. ADR(a)	20,379
1,360	MGM Resorts International(a)	42,786
2,008	Park Hotels & Resorts, Inc.	19,959
1,537	Penn Entertainment, Inc.(a)	23,393
2,352	Sunstone Hotel Investors, Inc.	19,616
615	Travel + Leisure Co.	27,017
188	Vail Resorts, Inc.	26,170
408	Wyndham Hotels & Resorts, Inc.	34,802
545	Wynn Resorts Ltd.	43,769
		1,045,167
	Administrative and Support Services — 12.4%
33	Booking Holdings, Inc.	168,276
647	Live Nation Entertainment, Inc.(a)	85,695
394	MakeMyTrip Ltd. ADR (India)(a)	41,299
612	Royal Caribbean Cruises Ltd. ADR (Liberia)	131,525
778	Six Flags Entertainment Corp.	26,771
1,972	TripAdvisor, Inc.(a)	24,552
		478,118
	Air Transportation — 11.7%
719	Alaska Air Group, Inc.(a)	31,830
302	Allegiant Travel Co.(b)	14,173
3,255	American Airlines Group, Inc.(a)	32,387
312	Copa Holdings SA ADR (Panama)	28,629
2,333	Delta Air Lines, Inc.	97,123
3,744	JetBlue Airways Corp.(a)	16,324
1,565	Ryanair Holdings PLC ADR (Ireland)	74,901
303	SkyWest, Inc.(a)	27,018
1,936	Southwest Airlines Co.	54,131
1,117	United Continental Holdings, Inc.(a)	76,872
		453,388
	Amusement, Gambling, and Recreation Industries — 4.1%
1,497	The Walt Disney Co.	136,152
475	United Parks & Resorts, Inc.(a)	20,734
		156,886

The accompanying notes are an integral part of these financial statements.

87

DIREXION DAILY TRAVEL & VACATION BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Management of Companies and Enterprises — 5.3%
2,192	Norwegian Cruise Line Holdings Ltd. ADR(a)	$35,138
2,347	Trip.com Group Ltd. ADR (China)	138,450
814	Viking Holdings Ltd. ADR(a)	33,398
		206,986
	Performing Arts, Spectator Sports, and Related Industries — 1.7%
1,205	Caesars Entertainment, Inc.(a)	32,607
384	Churchill Downs, Inc.	34,718
		67,325
	Real Estate — 5.5%
1,277	Gaming & Leisure Properties, Inc.	61,117
324	Marriott Vacations Worldwide Corp.	17,759
376	Ryman Hospitality Properties, Inc.(b)	33,069
3,122	VICI Properties, Inc.	99,966
		211,911
	Support Activities for Transportation — 2.1%
513	Expedia, Inc.	80,505
	Water Transportation — 2.1%
4,389	Carnival Corp. ADR (Panama)(a)	80,494
	TOTAL COMMON STOCKS (Cost $3,469,780)	$2,780,780
	SHORT TERM INVESTMENTS — 40.1%
	Money Market Funds — 40.1%
695,298	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$695,298
857,412	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	857,412
	TOTAL SHORT TERM INVESTMENTS (Cost $1,552,710)	$1,552,710
	TOTAL INVESTMENTS (Cost $5,022,490) — 112.0%(e)	$4,333,490
	Liabilities in Excess of Other Assets — (12.0)%	(464,066)
	TOTAL NET ASSETS — 100.0%	$3,869,424

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,597,428.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

88

LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of BlueStar® Travel and Vacation Index	SOFR plus 0.65%	Bank of America Merrill Lynch	12/11/2025	22,289	$3,633,613	$(168,934)
Total return of BlueStar® Travel and Vacation Index	SOFR plus 0.79%	J.P. Morgan	12/16/2025	9,461	1,715,497	(257,447)
					$5,349,110	$ (426,381)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

89

DIREXION DAILY URANIUM INDUSTRY BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 50.1%
75,312	Global X Uranium ETF(a)	$1,882,800
23,539	Sprott Uranium Miners ETF(a)	816,332
8,828	VanEck Uranium and Nuclear ETF(a)	696,883
	TOTAL INVESTMENT COMPANIES (Cost $4,078,569)	$ 3,396,015
	SHORT TERM INVESTMENTS — 54.8%
	Money Market Funds — 54.8%
1,215,133	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$1,215,133
2,125,219	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	2,125,219
378,936	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	378,936
	TOTAL SHORT TERM INVESTMENTS (Cost $3,719,288)	$ 3,719,288
	TOTAL INVESTMENTS (Cost $7,797,857) — 104.9%(c)	$7,115,303
	Liabilities in Excess of Other Assets — (4.9)%	(331,153)
	TOTAL NET ASSETS — 100.0%	$ 6,784,150

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,547,909.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR plus 0.95%	BNP Paribas	12/5/2025	13	$54,862	$700
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR plus 0.70%	Goldman Sachs	12/10/2025	2,448	8,503,900	(323,860)
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR plus 0.90%	Bank of America Merrill Lynch	12/11/2025	558	1,697,752	177,751
					$ 10,256,514	$(145,409)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

90

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AMD Bear 1X Shares	Direxion Daily AMZN Bear 1X Shares	Direxion Daily AVGO Bear 1X Shares
ASSETS:
Investments, at fair value (Note 2)	$35,788,944	$2,828,992	$4,011,104	$4,253,261
Receivable for Fund shares sold	128	—	328,340	—
Due from Adviser, net (Note 6)	—	562	—	—
Dividend and interest receivable	126,425	9,819	13,683	11,715
Due from broker for swap contracts	—	15,244	—	—
Unrealized appreciation on swap contracts	2,005,140	249,444	501,660	242,662
Prepaid expenses and other assets	2,484	2,740	2,353	2,796
Total assets	37,923,121	3,106,801	4,857,140	4,510,434
LIABILITIES:
Payable for Fund shares redeemed	426,385	—	—	—
Unrealized depreciation on swap contracts	—	74,500	27,906	137,888
Due to Adviser, net (Note 6)	13,376	—	1,430	888
Due to broker for swap contracts	2,506,057	473,000	550,097	585,869
Accrued expenses and other liabilities	13,775	6,629	9,383	7,808
Total liabilities	2,959,593	554,129	588,816	732,453
NET ASSETS	$34,963,528	$2,552,672	$4,268,324	$3,777,981
Net Assets Consist of:
Capital stock	$44,655,178	$2,426,985	$7,046,341	$4,265,660
Total distributable earnings (loss)	(9,691,650)	125,687	(2,778,017)	(487,679)
Net assets	$34,963,528	$2,552,672	$4,268,324	$3,777,981
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$34,963,528	$2,552,672	$4,268,324	$3,777,981
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,050,001	100,001	325,001	200,001
Net assets value, redemption price and offering price per share	$17.06	$25.53	$13.13	$18.89
Cost of Investments	$35,788,944	$2,828,992	$4,011,104	$4,253,261

The accompanying notes are an integral part of these financial statements.

91

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily BA Bear 1X Shares	Direxion Daily BRKB Bear 1X Shares	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily LLY Bear 1X Shares
ASSETS:
Investments, at fair value (Note 2)	$2,470,620	$2,902,858	$5,044,583	$4,366,958
Due from Adviser, net (Note 6)	335	687	—	190
Dividend and interest receivable	2,002	10,181	17,243	13,516
Due from broker for swap contracts	—	—	—	12,866
Unrealized appreciation on swap contracts	—	—	571,728	—
Prepaid expenses and other assets	—	2,501	2,340	—
Total assets	2,472,957	2,916,227	5,635,894	4,393,530
LIABILITIES:
Unrealized depreciation on swap contracts	247,676	205,012	142,666	340,712
Due to Adviser, net (Note 6)	—	—	2,175	—
Due to broker for swap contracts	15,252	—	568,999	25,149
Accrued expenses and other liabilities	815	11,259	9,412	3,720
Total liabilities	263,743	216,271	723,252	369,581
NET ASSETS	$2,209,214	$2,699,956	$4,912,642	$4,023,949
Net Assets Consist of:
Capital stock	$2,500,025	$3,114,679	$6,943,411	$4,666,510
Total distributable loss	(290,811)	(414,723)	(2,030,769)	(642,561)
Net assets	$2,209,214	$2,699,956	$4,912,642	$4,023,949
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,209,214	$2,699,956	$4,912,642	$4,023,949
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	125,001	350,001	175,001
Net assets value, redemption price and offering price per share	$22.09	$21.60	$14.04	$22.99
Cost of Investments	$2,470,620	$2,902,858	$5,044,583	$4,366,958

The accompanying notes are an integral part of these financial statements.

92

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily META Bear 1X Shares	Direxion Daily MSFT Bear 1X Shares	Direxion Daily MU Bear 1X Shares	Direxion Daily NFLX Bear 1X Shares
ASSETS:
Investments, at fair value (Note 2)	$5,233,227	$7,057,227	$3,991,870	$10,018,684
Receivable for Fund shares sold	—	714,809	—	—
Dividend and interest receivable	19,039	23,794	13,457	22,577
Due from broker for swap contracts	521,381	—	—	—
Unrealized appreciation on swap contracts	756,290	316,676	488,451	—
Prepaid expenses and other assets	3,954	2,362	2,795	2,745
Total assets	6,533,891	8,114,868	4,496,573	10,044,006
LIABILITIES:
Payable for Fund shares redeemed	—	1,428,762	—	—
Unrealized depreciation on swap contracts	—	4,222	154,612	1,112,904
Due to Adviser, net (Note 6)	2,802	3,342	1,600	3,060
Due to broker for swap contracts	2,029,678	596,451	464,211	19,563
Accrued expenses and other liabilities	7,548	9,561	7,932	8,280
Total liabilities	2,040,028	2,042,338	628,355	1,143,807
NET ASSETS	$4,493,863	$6,072,530	$3,868,218	$8,900,199
Net Assets Consist of:
Capital stock	$4,133,270	$10,336,102	$3,935,319	$11,052,790
Total distributable earnings (loss)	360,593	(4,263,572)	(67,101)	(2,152,591)
Net assets	$4,493,863	$6,072,530	$3,868,218	$8,900,199
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$4,493,863	$6,072,530	$3,868,218	$8,900,199
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	225,001	425,001	150,001	600,001
Net assets value, redemption price and offering price per share	$19.97	$14.29	$25.79	$14.83
Cost of Investments	$5,233,227	$7,057,227	$3,991,870	$10,018,684

The accompanying notes are an integral part of these financial statements.

93

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily NVDA Bear 1X Shares	Direxion Daily PANW Bear 1X Shares	Direxion Daily PLTR Bear 1X Shares	Direxion Daily TSLA Bear 1X Shares
ASSETS:
Investments, at fair value (Note 2)	$39,949,732	$2,542,442	$40,832,895	$81,107,112
Receivable for Fund shares sold	—	—	2,001,504	233,253
Due from Adviser, net (Note 6)	—	924	—	—
Dividend and interest receivable	87,243	9,108	104,548	216,799
Due from broker for swap contracts	—	4,327	—	—
Unrealized appreciation on swap contracts	2,686,309	24,716	—	5,217,461
Prepaid expenses and other assets	3,411	—	2,501	2,815
Total assets	42,726,695	2,581,517	42,941,448	86,777,440
LIABILITIES:
Unrealized depreciation on swap contracts	22,761	55,993	4,336,948	3,979,790
Due to Adviser, net (Note 6)	17,606	—	18,156	23,638
Due to broker for swap contracts	2,614,908	59,637	827,488	4,616,333
Accrued expenses and other liabilities	12,620	3,686	16,190	18,645
Total liabilities	2,667,895	119,316	5,198,782	8,638,406
NET ASSETS	$40,058,800	$2,462,201	$37,742,666	$78,139,034
Net Assets Consist of:
Capital stock	$48,287,128	$2,500,025	$38,191,719	$117,875,197
Total distributable loss	(8,228,328)	(37,824)	(449,053)	(39,736,163)
Net assets	$40,058,800	$2,462,201	$37,742,666	$78,139,034
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$40,058,800	$2,462,201	$37,742,666	$78,139,034
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,850,001	100,001	3,300,001	8,375,001
Net assets value, redemption price and offering price per share	$6.85	$24.62	$11.44	$9.33
Cost of Investments	$39,949,732	$2,542,442	$40,832,895	$81,107,112

The accompanying notes are an integral part of these financial statements.

94

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily TSM Bear 1X Shares	Direxion Daily XOM Bear 1X Shares	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily Crypto Industry Bear 1X Shares
ASSETS:
Investments, at fair value (Note 2)	$3,164,360	$2,499,461	$169,055,237	$3,528,469
Receivable for Fund shares sold	—	—	2,881,238	—
Due from Adviser, net (Note 6)	—	296	—	—
Dividend and interest receivable	11,468	2,009	671,462	12,457
Unrealized appreciation on swap contracts	605,090	63,707	2,943,647	—
Prepaid expenses and other assets	2,737	—	46,695	2,992
Total assets	3,783,655	2,565,473	175,598,279	3,543,918
LIABILITIES:
Payable for Fund shares redeemed	—	—	1,728,743	—
Unrealized depreciation on swap contracts	—	—	—	263,846
Due to Adviser, net (Note 6)	828	—	55,160	1,558
Due to broker for swap contracts	836,892	6	3,200,000	12,796
Accrued expenses and other liabilities	7,952	816	45,291	15,307
Total liabilities	845,672	822	5,029,194	293,507
NET ASSETS	$2,937,983	$2,564,651	$170,569,085	$3,250,411
Net Assets Consist of:
Capital stock	$2,388,401	$2,500,025	$371,148,448	$3,058,943
Total distributable earnings (loss)	549,582	64,626	(200,579,363)	191,468
Net assets	$2,937,983	$2,564,651	$170,569,085	$3,250,411
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,937,983	$2,564,651	$170,569,085	$3,250,411
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	125,001	100,001	14,799,983	125,001
Net assets value, redemption price and offering price per share	$23.50	$25.65	$11.52	$26.00
Cost of Investments	$3,164,360	$2,499,461	$169,055,237	$3,528,469

The accompanying notes are an integral part of these financial statements.

95

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Magnificent 7 Bear 1X Shares	Direxion Daily AAPL Bull 2X Shares	Direxion Daily AMD Bull 2X Shares	Direxion Daily AMZN Bull 2XShares
ASSETS:
Investments, at fair value (Note 2)	$9,161,935	$88,593,254	$4,231,761	$252,086,755
Receivable for Fund shares sold	—	—	—	2,145,823
Due from Adviser, net (Note 6)	782	—	84	—
Dividend and interest receivable	30,369	272,658	13,290	780,598
Unrealized appreciation on swap contracts	704,795	4,061,915	58,407	—
Prepaid expenses and other assets	9,869	2,909	2,740	3,917
Total assets	9,907,750	92,930,736	4,306,282	255,017,093
LIABILITIES:
Unrealized depreciation on swap contracts	164,602	4,358,804	533,754	57,922,224
Due to Adviser, net (Note 6)	—	31,042	—	73,339
Due to broker for swap contracts	670,000	3,515,999	—	1,662,938
Accrued expenses and other liabilities	21,228	27,262	6,726	49,749
Total liabilities	855,830	7,933,107	540,480	59,708,250
NET ASSETS	$9,051,920	$84,997,629	$3,765,802	$195,308,843
Net Assets Consist of:
Capital stock	$9,708,265	$70,750,971	$5,573,174	$241,422,810
Total distributable earnings (loss)	(656,345)	14,246,658	(1,807,372)	(46,113,967)
Net assets	$9,051,920	$84,997,629	$3,765,802	$195,308,843
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$9,051,920	$84,997,629	$3,765,802	$195,308,843
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	475,001	3,500,001	225,001	7,250,001
Net assets value, redemption price and offering price per share	$19.06	$24.29	$16.74	$26.94
Cost of Investments	$9,161,935	$88,983,692	$4,269,939	$254,498,990

The accompanying notes are an integral part of these financial statements.

96

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily AVGO Bull 2X Shares	Direxion Daily BA Bull 2X Shares	Direxion Daily BRKB Bull 2X Shares	Direxion Daily GOOGL Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$66,249,708	$3,722,992	$48,133,620	$266,057,234
Receivable for Fund shares sold	295	—	—	2,208,788
Due from Adviser, net (Note 6)	—	214	—	—
Dividend and interest receivable	214,115	1,681	107,885	804,817
Due from broker for swap contracts	41,164	273,909	1,645,099	—
Unrealized appreciation on swap contracts	1,615,153	193,033	2,374,619	338,595
Prepaid expenses and other assets	2,809	—	2,501	3,200
Total assets	68,123,244	4,191,829	52,263,724	269,412,634
LIABILITIES:
Payable for Fund shares redeemed	1,181,825	—	—	1,762,912
Unrealized depreciation on swap contracts	4,895,809	—	84,846	49,121,843
Due to Adviser, net (Note 6)	39,108	—	24,496	77,159
Due to broker for swap contracts	1,532,000	247,000	5,424,632	1,249,687
Accrued expenses and other liabilities	17,035	820	14,424	47,035
Total liabilities	7,665,777	247,820	5,548,398	52,258,636
NET ASSETS	$60,457,467	$3,944,009	$46,715,326	$217,153,998
Net Assets Consist of:
Capital stock	$82,708,409	$3,278,509	$43,581,340	$281,252,223
Total distributable earnings (loss)	(22,250,942)	665,500	3,133,986	(64,098,225)
Net assets	$60,457,467	$3,944,009	$46,715,326	$217,153,998
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$60,457,467	$3,944,009	$46,715,326	$217,153,998
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,075,001	125,001	1,500,001	7,375,001
Net assets value, redemption price and offering price per share	$19.66	$31.55	$31.14	$29.44
Cost of Investments	$67,731,649	$3,659,796	$47,910,855	$269,757,073

The accompanying notes are an integral part of these financial statements.

97

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily LLY Bull 2X Shares	Direxion Daily META Bull 2X Shares	Direxion Daily MSFT Bull 2X Shares	Direxion Daily MU Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$3,606,903	$98,727,596	$160,974,755	$25,753,125
Receivable for Fund shares sold	—	9,652,550	—	—
Due from Adviser, net (Note 6)	1,005	—	—	—
Dividend and interest receivable	8,819	284,049	482,703	70,908
Due from broker for swap contracts	200,294	—	—	—
Unrealized appreciation on swap contracts	256,338	461,949	1,167,722	786,549
Prepaid expenses and other assets	—	3,219	4,889	2,834
Total assets	4,073,359	109,129,363	162,630,069	26,613,416
LIABILITIES:
Unrealized depreciation on swap contracts	9,567	13,350,928	18,619,588	4,022,326
Due to Adviser, net (Note 6)	—	31,430	51,809	11,405
Due to broker for swap contracts	73,000	990,000	990,001	780,000
Accrued expenses and other liabilities	3,680	20,865	39,018	11,247
Total liabilities	86,247	14,393,223	19,700,416	4,824,978
NET ASSETS	$3,987,112	$94,736,140	$142,929,653	$21,788,438
Net Assets Consist of:
Capital stock	$3,665,166	$106,430,197	$182,940,471	$40,769,020
Total distributable earnings (loss)	321,946	(11,694,057)	(40,010,818)	(18,980,582)
Net assets	$3,987,112	$94,736,140	$142,929,653	$21,788,438
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$3,987,112	$94,736,140	$142,929,653	$21,788,438
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	150,001	3,625,001	4,425,001	2,200,001
Net assets value, redemption price and offering price per share	$26.58	$26.13	$32.30	$9.90
Cost of Investments	$3,573,794	$98,964,208	$162,671,935	$26,453,351

The accompanying notes are an integral part of these financial statements.

98

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily NFLX Bull 2X Shares	Direxion Daily NVDA Bull 2X Shares	Direxion Daily PANW Bull 2X Shares	Direxion Daily PLTR Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$68,870,483	$551,217,235	$4,073,012	$361,045,660
Cash	—	—	—	80,887,362
Receivable for Fund shares sold	—	492	—	12,724,149
Receivable for investments sold	—	2,484,726	2,484,727	—
Due from Adviser, net (Note 6)	—	—	1,086	—
Dividend and interest receivable	115,628	1,687,327	8,810	665,799
Due from broker for swap contracts	5,125,191	—	267,551	—
Unrealized appreciation on swap contracts	1,387,076	885,552	1,536	48,690,489
Prepaid expenses and other assets	2,748	25,076	—	2,501
Total assets	75,501,126	556,300,408	6,836,722	504,015,960
LIABILITIES:
Payable for Fund shares redeemed	—	4,451,286	2,484,727	8,929,620
Unrealized depreciation on swap contracts	201,831	111,507,561	61,303	—
Due to Adviser, net (Note 6)	17,707	164,977	—	89,023
Due to broker for swap contracts	15,715,000	1,163,304	250,000	115,858,000
Accrued expenses and other liabilities	11,838	103,795	3,675	33,310
Total liabilities	15,946,376	117,390,923	2,799,705	124,909,953
NET ASSETS	$59,554,750	$438,909,485	$4,037,017	$379,106,007
Net Assets Consist of:
Capital stock	$37,121,296	$645,517,908	$4,061,022	$264,906,781
Total distributable earnings (loss)	22,433,454	(206,608,423)	(24,005)	114,199,226
Net assets	$59,554,750	$438,909,485	$4,037,017	$379,106,007
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$59,554,750	$438,909,485	$4,037,017	$379,106,007
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,100,001	8,925,001	175,001	7,450,001
Net assets value, redemption price and offering price per share	$54.14	$49.18	$23.07	$50.89
Cost of Investments	$68,127,773	$554,893,980	$4,069,733	$354,641,793

The accompanying notes are an integral part of these financial statements.

99

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily TSLA Bull 2X Shares	Direxion Daily TSM Bull 2X Shares	Direxion Daily XOM Bull 2X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares
ASSETS:
Investments, at fair value (Note 2)	$6,333,164,628	$124,904,872	$2,486,151	$160,932,838
Cash	299,505,413	42,463	—	—
Receivable for Fund shares sold	81,912,020	733,718	—	—
Due from Adviser, net (Note 6)	—	—	296	—
Dividend and interest receivable	16,885,559	387,615	1,571	527,364
Due from broker for swap contracts	277,150,970	42,457	—	—
Unrealized appreciation on swap contracts	94,270,904	2,712,636	—	—
Prepaid expenses and other assets	20,225	2,936	—	11,999
Total assets	7,102,909,719	128,826,697	2,488,018	161,472,201
LIABILITIES:
Payable for Fund shares redeemed	—	1,466,706	—	—
Unrealized depreciation on swap contracts	939,193,631	22,781,107	114,174	11,917,559
Due to Adviser, net (Note 6)	1,499,444	28,760	—	67,082
Due to broker for swap contracts	1,068,643,536	2,188,463	3,381	60,132
Accrued expenses and other liabilities	890,378	25,771	817	129,570
Total liabilities	2,010,226,989	26,490,807	118,372	12,174,343
NET ASSETS	$5,092,682,730	$102,335,890	$2,369,646	$149,297,858
Net Assets Consist of:
Capital stock	$5,973,843,753	$148,027,197	$2,500,025	$419,546,362
Total distributable loss	(881,161,023)	(45,691,307)	(130,379)	(270,248,504)
Net assets	$5,092,682,730	$102,335,890	$2,369,646	$149,297,858
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$5,092,682,730	$102,335,890	$2,369,646	$149,297,858
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	497,575,001	5,600,001	100,001	11,250,000
Net assets value, redemption price and offering price per share	$10.24	$18.27	$23.70	$13.27
Cost of Investments	$6,224,077,363	$128,046,851	$2,499,546	$173,060,600

The accompanying notes are an integral part of these financial statements.

100

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$265,789,628	$137,537,958	$173,852,775	$2,684,143
Cash	—	27,329	—	—
Due from Adviser, net (Note 6)	—	—	—	1,265
Dividend and interest receivable	456,337	157,963	158,430	5,442
Due from broker for swap contracts	66,442	—	206,680	—
Unrealized appreciation on swap contracts	13,027,182	2,792,041	15,304,754	34,492
Prepaid expenses and other assets	14,335	7,641	12,223	6,731
Total assets	279,353,924	140,522,932	189,534,862	2,732,073
LIABILITIES:
Collateral for securities loaned (Note 2)	—	16,575	42,705,277	—
Payable for investments purchased	—	19,339	—	—
Unrealized depreciation on swap contracts	7,474,325	6,224,388	—	21,324
Due to Adviser, net (Note 6)	96,495	45,463	46,273	—
Due to broker for swap contracts	13,763,000	2,500,000	17,630,000	—
Accrued expenses and other liabilities	266,911	88,386	77,599	6,869
Total liabilities	21,600,731	8,894,151	60,459,149	28,193
NET ASSETS	$257,753,193	$131,628,781	$129,075,713	$2,703,880
Net Assets Consist of:
Capital stock	$724,403,587	$105,743,743	$605,970,613	$3,154,322
Total distributable earnings (loss)	(466,650,394)	25,885,038	(476,894,900)	(450,442)
Net assets	$257,753,193	$131,628,781	$129,075,713	$2,703,880
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$257,753,193	$131,628,781	$129,075,713	$2,703,880
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,274,087	1,033,236	2,258,631	125,001
Net assets value, redemption price and offering price per share	$35.43	$127.39	$57.15	$21.63
Cost of Investments	$253,915,252	$120,512,327	$173,637,615	$2,664,659
*Value of securities loaned	$—	$140,479	$43,095,010	$—

The accompanying notes are an integral part of these financial statements.

101

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily AI and Big Data Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares	Direxion Daily Cloud Computing Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$87,256,040	$11,001,193	$2,428,438	$6,232,522
Receivable for Fund shares sold	595	—	—	—
Receivable for investments sold	—	680,321	—	—
Dividend and interest receivable	151,336	12,085	8,392	8,655
Foreign tax reclaims	—	—	—	3,349
Unrealized appreciation on swap contracts	1,894,377	120,841	219,104	261,444
Prepaid expenses and other assets	7,837	4,234	4,193	15,027
Total assets	89,310,185	11,818,674	2,660,127	6,520,997
LIABILITIES:
Collateral for securities loaned (Note 2)	2	48,311	—	150,120
Payable for Fund shares redeemed	1,146	—	—	—
Payable for investments purchased	—	678,535	—	—
Unrealized depreciation on swap contracts	942,501	711,731	249,089	400,317
Due to Adviser, net (Note 6)	31,513	6,814	1,716	13
Due to broker for swap contracts	1,953,159	1,579	410,000	266,446
Accrued expenses and other liabilities	65,457	18,523	16,429	24,513
Total liabilities	2,993,778	1,465,493	677,234	841,409
NET ASSETS	$86,316,407	$10,353,181	$1,982,893	$5,679,588
Net Assets Consist of:
Capital stock	$82,373,895	$10,967,398	$3,150,209	$18,864,263
Total distributable earnings (loss)	3,942,512	(614,217)	(1,167,316)	(13,184,675)
Net assets	$86,316,407	$10,353,181	$1,982,893	$5,679,588
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$86,316,407	$10,353,181	$1,982,893	$5,679,588
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,449,686	375,001	125,001	475,001
Net assets value, redemption price and offering price per share	$59.54	$27.61	$15.86	$11.96
Cost of Investments	$85,073,517	$10,847,438	$2,428,438	$5,978,768
*Value of securities loaned	$17,524,085	$47,072	$—	$323,424

The accompanying notes are an integral part of these financial statements.

102

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Crypto Industry Bull 2X Shares	Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$3,708,569	$3,505,328	$207,421,627	$16,492,952
Receivable for investments sold	521,095	367,288	—	—
Due from Adviser, net (Note 6)	—	1,769	—	—
Dividend and interest receivable	3,791	7,828	277,969	69,226
Unrealized appreciation on swap contracts	37,094	31,697	838,676	3,945,040
Prepaid expenses and other assets	3,004	10,317	151,604	56,787
Total assets	4,273,553	3,924,227	208,689,876	20,564,005
LIABILITIES:
Collateral for securities loaned (Note 2)	213,000	460,537	—	—
Payable for investments purchased	522,250	369,545	—	—
Unrealized depreciation on swap contracts	101,705	231,366	16,300,665	—
Due to Adviser, net (Note 6)	2,533	—	74,484	12,180
Due to broker for swap contracts	29,404	5,788	2,805,176	3,400,000
Accrued expenses and other liabilities	15,729	23,131	47,598	12,173
Total liabilities	884,621	1,090,367	19,227,923	3,424,353
NET ASSETS	$3,388,932	$2,833,860	$189,461,953	$17,139,652
Net Assets Consist of:
Capital stock	$5,309,903	$13,580,651	$261,234,782	$212,324,942
Total distributable loss	(1,920,971)	(10,746,791)	(71,772,829)	(195,185,290)
Net assets	$3,388,932	$2,833,860	$189,461,953	$17,139,652
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$3,388,932	$2,833,860	$189,461,953	$17,139,652
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	225,001	174,948	4,063,531	665,264
Net assets value, redemption price and offering price per share	$15.06	$16.20	$46.62	$25.76
Cost of Investments	$3,816,503	$3,598,436	$221,300,855	$16,492,952
*Value of securities loaned	$281,294	$435,906	$909,918	$—

The accompanying notes are an integral part of these financial statements.

103

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$482,382,674	$141,260,420	$269,483,228	$95,155,552
Receivable for Fund shares sold	—	1,482,199	—	—
Dividend and interest receivable	965,003	441,200	690,332	288,137
Due from broker for swap contracts	4,435,337	—	—	1
Unrealized appreciation on swap contracts	168,601,436	1,024,544	89,531,000	1,306,486
Prepaid expenses and other assets	24,130	17,388	15,851	9,110
Total assets	656,408,580	144,225,751	359,720,411	96,759,286
LIABILITIES:
Unrealized depreciation on swap contracts	—	18,289,028	1,480,249	13,576,344
Due to Adviser, net (Note 6)	209,166	42,751	118,218	27,019
Due to broker for swap contracts	166,252,532	1,636,106	85,133,001	1,857,263
Accrued expenses and other liabilities	143,569	25,802	117,796	14,879
Total liabilities	166,605,267	19,993,687	86,849,264	15,475,505
NET ASSETS	$489,803,313	$124,232,064	$272,871,147	$81,283,781
Net Assets Consist of:
Capital stock	$1,990,792,452	$878,824,980	$1,647,940,780	$402,867,552
Total distributable loss	(1,500,989,139)	(754,592,916)	(1,375,069,633)	(321,583,771)
Net assets	$489,803,313	$124,232,064	$272,871,147	$81,283,781
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$489,803,313	$124,232,064	$272,871,147	$81,283,781
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,151,908	4,190,838	3,993,351	21,267,244
Net assets value, redemption price and offering price per share	$68.49	$29.64	$68.33	$3.82
Cost of Investments	$456,040,608	$141,260,420	$264,888,101	$95,155,552
*Value of securities loaned	$3,885,381	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

104

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Magnificent 7 Bull 2X Shares	Direxion Daily NYSE FANG+ Bull 2X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$81,082,225	$98,126,938	$23,081,469	$236,376,146
Receivable for investments sold	8,797,102	—	—	—
Dividend and interest receivable	88,065	165,291	40,565	414,067
Unrealized appreciation on swap contracts	1,816,673	1,544,133	558,293	168,888
Prepaid expenses and other assets	3,968	4,798	6,261	40,976
Total assets	91,788,033	99,841,160	23,686,588	237,000,077
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	3	387,396
Unrealized depreciation on swap contracts	10,714,271	5,222,503	2,243,303	36,061,810
Due to Adviser, net (Note 6)	42,160	47,599	10,558	76,878
Due to broker for swap contracts	2,320,000	1,507,095	629,916	2,275,986
Accrued expenses and other liabilities	37,205	38,117	20,748	136,649
Total liabilities	13,113,636	6,815,314	2,904,528	38,938,719
NET ASSETS	$78,674,397	$93,025,846	$20,782,060	$198,061,358
Net Assets Consist of:
Capital stock	$104,047,120	$85,238,430	$42,615,795	$392,250,833
Total distributable earnings (loss)	(25,372,723)	7,787,416	(21,833,735)	(194,189,475)
Net assets	$78,674,397	$93,025,846	$20,782,060	$198,061,358
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$78,674,397	$93,025,846	$20,782,060	$198,061,358
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,550,001	629,852	1,223,646	11,063,688
Net assets value, redemption price and offering price per share	$30.85	$147.69	$16.98	$17.90
Cost of Investments	$80,974,118	$96,590,946	$23,273,728	$272,513,609
*Value of securities loaned	$—	$—	$890,704	$7,428,026

The accompanying notes are an integral part of these financial statements.

105

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily Travel & Vacation Bull 2X Shares	Direxion Daily Uranium Industry Bull 2X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$40,375,158	$4,333,490	$7,115,303
Dividend and interest receivable	164,818	6,196	15,524
Unrealized appreciation on swap contracts	11,115,036	—	178,451
Prepaid expenses and other assets	6,305	7,499	4,245
Total assets	51,661,317	4,347,185	7,313,523
LIABILITIES:
Collateral for securities loaned (Note 2)	—	30,216	—
Unrealized depreciation on swap contracts	948,763	426,381	323,860
Due to Adviser, net (Note 6)	30,243	592	1,693
Due to broker for swap contracts	10,143,001	6,175	183,092
Accrued expenses and other liabilities	27,784	14,397	20,728
Total liabilities	11,149,791	477,761	529,373
NET ASSETS	$40,511,526	$3,869,424	$6,784,150
Net Assets Consist of:
Capital stock	$254,930,562	$20,884,094	$11,173,399
Total distributable loss	(214,419,036)	(17,014,670)	(4,389,249)
Net assets	$40,511,526	$3,869,424	$6,784,150
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$40,511,526	$3,869,424	$6,784,150
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,107,895	300,001	500,001
Net assets value, redemption price and offering price per share	$13.04	$12.90	$13.57
Cost of Investments	$40,375,158	$5,022,490	$7,797,857
*Value of securities loaned	$—	$43,417	$—

The accompanying notes are an integral part of these financial statements.

106

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	Direxion Daily AAPL Bear 1X Shares	Direxion Daily AMD Bear 1X Shares[1]	Direxion Daily AMZN Bear 1X Shares	Direxion Daily AVGO Bear 1X Shares
INVESTMENT INCOME:
Interest income	$618,695	$24,694	$115,190	$85,119
Total investment income	618,695	24,694	115,190	85,119
EXPENSES:
Investment advisory fees (Note 6)	106,587	4,539	19,542	14,960
Interest expense	17,686	174	2,920	1,984
Management service fees (Note 6)	6,954	297	1,274	975
Professional fees	5,725	2,172	5,096	5,064
Licensing fees	2,132	91	391	299
Pricing fees	1,984	970	1,984	2,663
Exchange listing fees	1,984	927	1,984	1,984
Reports to shareholders	1,304	60	232	179
Fund servicing fees	868	—	337	319
Trustees’ fees and expenses	330	15	59	45
Insurance fees	219	10	39	30
Offering fees	—	3,206	—	—
Other	2,226	123	390	292
Total expenses	147,999	12,584	34,248	28,794
Recoupment of expenses to Adviser (Note 6)	557	—	1	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(6,661)	(6,576)	(7,861)
Net expenses	148,556	5,923	27,673	20,933
Net investment income	470,139	18,771	87,517	64,186
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Swap contracts	(229,911)	(57,185)	(146,889)	(601,163)
Net realized loss	(229,911)	(57,185)	(146,889)	(601,163)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	2,126,990	174,944	463,143	(99,913)
Change in net unrealized appreciation (depreciation)	2,126,990	174,944	463,143	(99,913)
Net realized and unrealized gain (loss)	1,897,079	117,759	316,254	(701,076)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,367,218	$136,530	$403,771	$(636,890)

[1]	Represents the period from February 12, 2025 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

107

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily BA Bear 1X Shares[1]	Direxion Daily BRKB Bear 1X Shares[2]	Direxion Daily GOOGL Bear 1X Shares	Direxion Daily LLY Bear 1X Shares[3]
INVESTMENT INCOME:
Interest income	$2,002	$48,580	$111,634	$14,733
Total investment income	2,002	48,580	111,634	14,733
EXPENSES:
Investment advisory fees (Note 6)	379	8,241	18,865	2,623
Interest expense	—	—	5,911	—
Management service fees (Note 6)	25	538	1,230	172
Professional fees	222	3,923	5,093	1,008
Licensing fees	—	165	377	—
Pricing fees	132	2,006	1,984	592
Exchange listing fees	115	1,833	1,984	518
Reports to shareholders	5	101	228	37
Fund servicing fees	—	121	324	—
Trustees’ fees and expenses	1	26	58	9
Insurance fees	1	17	38	6
Offering fees	329	5,795	—	1,480
Excise tax	—	224	—	—
Other	10	194	385	72
Total expenses	1,219	23,184	36,477	6,517
Recoupment of expenses to Adviser (Note 6)	—	—	2	—
Less: Reimbursement of expenses from Adviser (Note 6)	(739)	(12,521)	(6,672)	(3,195)
Net expenses	480	10,663	29,807	3,322
Net investment income	1,522	37,917	81,827	11,411
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Swap contracts	(44,657)	(215,499)	333,603	(313,260)
Net realized gain (loss)	(44,657)	(215,499)	333,603	(313,260)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	(247,676)	(205,012)	504,442	(340,712)
Change in net unrealized appreciation (depreciation)	(247,676)	(205,012)	504,442	(340,712)
Net realized and unrealized gain (loss)	(292,333)	(420,511)	838,045	(653,972)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(290,811)	$(382,594)	$919,872	$(642,561)

[1]	Represents the period from April 23, 2025 (commencement of operations) to April 30, 2025.
[2]	Represents the period from December 11, 2024 (commencement of operations) to April 30, 2025.
[3]	Represents the period from March 26, 2025 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

108

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily META Bear 1X Shares	Direxion Daily MSFT Bear 1X Shares	Direxion Daily MU Bear 1X Shares	Direxion Daily NFLX Bear 1X Shares
INVESTMENT INCOME:
Interest income	$142,544	$118,415	$71,473	$120,104
Total investment income	142,544	118,415	71,473	120,104
EXPENSES:
Investment advisory fees (Note 6)	24,629	21,314	12,770	20,156
Interest expense	2,939	3,323	1,021	173
Management service fees (Note 6)	1,606	1,390	833	1,315
Professional fees	5,133	5,110	5,051	5,102
Licensing fees	493	426	255	403
Pricing fees	1,984	1,984	2,663	2,663
Exchange listing fees	1,984	1,984	1,984	1,984
Reports to shareholders	296	257	155	243
Fund servicing fees	351	370	279	346
Trustees’ fees and expenses	75	65	39	62
Insurance fees	50	43	26	41
Excise tax	—	—	38	—
Other	513	408	268	401
Total expenses	40,053	36,674	25,382	32,889
Recoupment of expenses to Adviser (Note 6)	7	1	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(5,923)	(6,354)	(8,148)	(7,184)
Net expenses	34,137	30,321	17,234	25,705
Net investment income	108,407	88,094	54,239	94,399
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Swap contracts	(115,037)	(179,867)	(361,514)	(987,461)
Net realized loss	(115,037)	(179,867)	(361,514)	(987,461)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	959,868	(190,939)	253,727	(1,001,951)
Change in net unrealized appreciation (depreciation)	959,868	(190,939)	253,727	(1,001,951)
Net realized and unrealized gain (loss)	844,831	(370,806)	(107,787)	(1,989,412)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$953,238	$(282,712)	$(53,548)	$(1,895,013)

The accompanying notes are an integral part of these financial statements.

109

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily NVDA Bear 1X Shares	Direxion Daily PANW Bear 1X Shares[1]	Direxion Daily PLTR Bear 1X Shares[2]	Direxion Daily TSLA Bear 1X Shares
INVESTMENT INCOME:
Interest income	$540,649	$10,326	$494,261	$1,293,500
Total investment income	540,649	10,326	494,261	1,293,500
EXPENSES:
Investment advisory fees (Note 6)	91,585	2,026	81,226	215,394
Interest expense	20,422	6	31,542	89,958
Management service fees (Note 6)	5,972	133	5,301	14,049
Professional fees	5,609	1,003	4,454	6,496
Licensing fees	1,859	—	1,625	4,308
Pricing fees	1,984	592	2,006	1,984
Exchange listing fees	1,984	518	1,833	1,984
Reports to shareholders	1,105	28	1,006	2,616
Fund servicing fees	923	—	145	1,688
Trustees’ fees and expenses	280	7	255	662
Insurance fees	185	5	169	439
Offering fees	—	1,479	5,795	—
Excise tax	—	—	396	—
Other	1,757	56	2,134	4,366
Total expenses	133,665	5,853	137,887	343,944
Recoupment of expenses to Adviser (Note 6)	2,800	—	2,146	—
Less: Reimbursement of expenses from Adviser (Note 6)	(35)	(3,281)	(5,209)	—
Net expenses	136,430	2,572	134,824	343,944
Net investment income	404,219	7,754	359,437	949,556
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Swap contracts	(186,393)	(14,301)	3,809,942	(10,971,924)
Net realized gain (loss)	(186,393)	(14,301)	3,809,942	(10,971,924)
Change in net unrealized appreciation (depreciation) on:
Swap contracts	3,674,025	(31,277)	(4,336,948)	1,363,309
Change in net unrealized appreciation (depreciation)	3,674,025	(31,277)	(4,336,948)	1,363,309
Net realized and unrealized gain (loss)	3,487,632	(45,578)	(527,006)	(9,608,615)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,891,851	$(37,824)	$(167,569)	$(8,659,059)

[1]	Represents the period from March 26, 2025 (commencement of operations) to April 30, 2025.
[2]	Represents the period from December 11, 2024 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

110

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily TSM Bear 1X Shares	Direxion Daily XOM Bear 1X Shares[1]	Direxion Daily S&P 500® Bear 1X Shares	Direxion Daily Crypto Industry Bear 1X Shares
INVESTMENT INCOME:
Interest income	$84,749	$2,009	$3,414,456	$61,009
Total investment income	84,749	2,009	3,414,456	61,009
EXPENSES:
Investment advisory fees (Note 6)	14,553	411	273,503	4,828
Interest expense	3,368	—	24,129	1,979
Management service fees (Note 6)	949	27	38,239	675
Professional fees	5,061	222	12,181	5,034
Licensing fees	291	—	39,071	6,524
Pricing fees	2,663	132	1,984	1,984
Exchange listing fees	1,984	115	3,055	3,055
Reports to shareholders	173	5	7,190	127
Fund servicing fees	309	—	4,089	264
Trustees’ fees and expenses	44	1	1,820	32
Insurance fees	29	1	1,207	21
Offering fees	—	329	—	—
Other	283	11	12,011	216
Total expenses	29,707	1,254	418,479	24,739
Recoupment of expenses to Adviser (Note 6)	2	—	—	1
Less: Reimbursement of expenses from Adviser (Note 6)	(7,907)	(734)	(42,704)	(16,554)
Net expenses	21,802	520	375,775	8,186
Net investment income	62,947	1,489	3,038,681	52,823
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Swap contracts	75,803	(570)	(5,427,395)	492,501
Net realized gain (loss)	75,803	(570)	(5,427,395)	492,501
Change in net unrealized appreciation (depreciation) on:
Swap contracts	598,420	63,707	10,738,225	(413,205)
Change in net unrealized appreciation (depreciation)	598,420	63,707	10,738,225	(413,205)
Net realized and unrealized gain	674,223	63,137	5,310,830	79,296
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$737,170	$64,626	$8,349,511	$132,119

[1]	Represents the period from April 23, 2025 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

111

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Magnificent 7 Bear 1X Shares	Direxion Daily AAPL Bull 2X Shares	Direxion Daily AMD Bull 2X Shares[1]	Direxion Daily AMZN Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$25,906	$—	$—
Interest income	99,970	1,929,577	34,055	4,053,964
Total investment income	99,970	1,955,483	34,055	4,053,964
EXPENSES:
Investment advisory fees (Note 6)	7,978	348,073	5,941	751,579
Interest expense	3,054	153,518	14	156,271
Management service fees (Note 6)	1,117	22,685	389	49,002
Professional fees	5,087	7,373	2,183	10,245
Licensing fees	11,901	6,961	119	15,032
Pricing fees	1,984	1,984	970	1,984
Exchange listing fees	3,595	1,984	927	1,984
Reports to shareholders	217	4,109	78	8,997
Fund servicing fees	266	2,962	—	5,929
Trustees’ fees and expenses	55	1,040	20	2,277
Insurance fees	36	690	13	1,510
Offering fees	—	—	3,206	—
Other	397	6,631	161	14,612
Total expenses	35,687	558,010	14,021	1,019,422
Recoupment of expenses to Adviser (Note 6)	1	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(22,376)	—	(6,481)	—
Net expenses	13,312	558,010	7,540	1,019,422
Net investment income	86,658	1,397,473	26,515	3,034,542
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	1,273,246	(49,285)	1,085,167
In-kind redemptions	—	4,127,467	(10,810)	3,347,254
Swap contracts	(511,839)	10,952,262	(1,245,687)	15,351,172
Net realized gain (loss)	(511,839)	16,352,975	(1,305,782)	19,783,593
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(4,067,705)	(38,178)	(4,293,570)
Swap contracts	641,404	(6,820,753)	(475,347)	(54,327,870)
Change in net unrealized appreciation (depreciation)	641,404	(10,888,458)	(513,525)	(58,621,440)
Net realized and unrealized gain (loss)	129,565	5,464,517	(1,819,307)	(38,837,847)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$216,223	$6,861,990	$(1,792,792)	$(35,803,305)

[1]	Represents the period from February 12, 2025 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

112

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily AVGO Bull 2X Shares	Direxion Daily BA Bull 2X Shares[1]	Direxion Daily BRKB Bull 2X Shares[2]	Direxion Daily GOOGL Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$49,431	$—	$—	$48,451
Interest income	858,585	1,680	249,283	4,095,292
Total investment income	908,016	1,680	249,283	4,143,743
EXPENSES:
Investment advisory fees (Note 6)	152,277	479	52,170	694,323
Interest expense	21,269	—	9,201	191,125
Management service fees (Note 6)	9,938	31	3,411	45,287
Professional fees	6,065	223	4,265	9,905
Licensing fees	3,045	—	1,043	13,886
Pricing fees	2,663	131	2,006	1,984
Exchange listing fees	1,984	115	1,833	1,984
Reports to shareholders	1,883	6	683	8,418
Fund servicing fees	638	—	153	4,646
Trustees’ fees and expenses	477	2	173	2,131
Insurance fees	316	1	115	1,413
Offering fees	—	329	5,795	—
Excise tax	423	—	351	—
Other	3,705	13	1,362	14,368
Total expenses	204,683	1,330	82,561	989,470
Recoupment of expenses to Adviser (Note 6)	11,744	—	281	—
Less: Reimbursement of expenses from Adviser (Note 6)	(1,851)	(724)	(7,208)	—
Net expenses	214,576	606	75,634	989,470
Net investment income	693,440	1,074	173,649	3,154,273
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(563,011)	—	9,829	—
In-kind redemptions	539,051	—	144,819	2,856,322
Swap contracts	(17,607,900)	408,197	380,441	(9,035,925)
Net realized gain (loss)	(17,631,860)	408,197	535,089	(6,179,603)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,423,425)	63,196	222,765	(6,223,627)
Swap contracts	(2,786,251)	193,033	2,289,773	(62,333,796)
Change in net unrealized appreciation (depreciation)	(4,209,676)	256,229	2,512,538	(68,557,423)
Net realized and unrealized gain (loss)	(21,841,536)	664,426	3,047,627	(74,737,026)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,148,096)	$665,500	$3,221,276	$(71,582,753)

[1]	Represents the period from April 23, 2025 (commencement of operations) to April 30, 2025.
[2]	Represents the period from December 11, 2024 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

113

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily LLY Bull 2X Shares[1]	Direxion Daily META Bull 2X Shares	Direxion Daily MSFT Bull 2X Shares	Direxion Daily MU Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$7,283	$111,267	$11,356
Interest income	9,857	1,286,442	3,076,502	364,635
Total investment income	9,857	1,293,725	3,187,769	375,991
EXPENSES:
Investment advisory fees (Note 6)	1,921	223,007	562,573	66,782
Interest expense	—	117,123	45,532	11,448
Management service fees (Note 6)	126	14,545	36,682	4,355
Professional fees	1,002	6,545	8,924	5,432
Licensing fees	—	4,460	11,251	1,336
Pricing fees	592	1,984	1,984	2,663
Exchange listing fees	518	1,984	1,984	1,984
Reports to shareholders	27	2,699	6,748	804
Fund servicing fees	—	1,664	4,209	569
Trustees’ fees and expenses	7	683	1,708	204
Insurance fees	4	453	1,133	135
Offering fees	1,480	—	—	—
Excise tax	—	—	—	253
Other	53	4,562	11,172	1,451
Total expenses	5,730	379,709	693,900	97,416
Recoupment of expenses to Adviser (Note 6)	—	19,889	—	919
Less: Reimbursement of expenses from Adviser (Note 6)	(3,296)	—	—	(2,044)
Net expenses	2,434	399,598	693,900	96,291
Net investment income	7,423	894,127	2,493,869	279,700
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(832,306)	—	(807,517)
In-kind redemptions	—	665,275	1,072,630	75,611
Swap contracts	34,643	3,074,109	(19,054,569)	(14,300,890)
Net realized gain (loss)	34,643	2,907,078	(17,981,939)	(15,032,796)
Change in net unrealized appreciation (depreciation) on:
Investment securities	33,109	(450,756)	(2,071,844)	(665,169)
Swap contracts	246,771	(16,622,232)	(6,912,899)	(2,706,064)
Change in net unrealized appreciation (depreciation)	279,880	(17,072,988)	(8,984,743)	(3,371,233)
Net realized and unrealized gain (loss)	314,523	(14,165,910)	(26,966,682)	(18,404,029)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,946	$(13,271,783)	$(24,472,813)	$(18,124,329)

[1]	Represents the period from March 26, 2025 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

114

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily NFLX Bull 2X Shares	Direxion Daily NVDA Bull 2X Shares	Direxion Daily PANW Bull 2X Shares[1]	Direxion Daily PLTR Bull 2X Shares[2]
INVESTMENT INCOME:
Dividend income	$—	$18,329	$—	$—
Interest income	406,868	11,662,793	9,831	1,864,847
Total investment income	406,868	11,681,122	9,831	1,864,847
EXPENSES:
Investment advisory fees (Note 6)	76,560	2,226,159	1,836	333,993
Interest expense	39,705	1,267,738	—	95,542
Management service fees (Note 6)	4,996	145,083	120	21,830
Professional fees	5,514	20,393	1,002	6,409
Licensing fees	1,531	1,859	—	6,680
Pricing fees	2,663	1,984	592	2,006
Exchange listing fees	1,984	1,984	518	1,833
Reports to shareholders	944	26,271	26	4,332
Fund servicing fees	500	19,934	—	285
Trustees’ fees and expenses	239	6,650	6	1,096
Insurance fees	159	4,408	4	727
Offering fees	—	—	1,480	5,795
Excise tax	27	—	—	95
Other	1,770	40,450	50	8,872
Total expenses	136,592	3,762,913	5,634	489,495
Recoupment of expenses to Adviser (Note 6)	2,399	—	—	1,548
Less: Reimbursement of expenses from Adviser (Note 6)	(2,283)	—	(3,309)	(1,548)
Net expenses	136,708	3,762,913	2,325	489,495
Net investment income	270,160	7,918,209	7,506	1,375,352
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	156,190	(2,277,132)	—	95,669
In-kind redemptions	556,792	6,469,370	—	1,735,469
Swap contracts	19,752,584	(76,535,924)	24,977	56,626,171
Net realized gain (loss)	20,465,566	(72,343,686)	24,977	58,457,309
Change in net unrealized appreciation (depreciation) on:
Investment securities	705,894	(25,858,367)	3,279	6,403,867
Swap contracts	800,968	(219,958,438)	(59,767)	48,690,489
Change in net unrealized appreciation (depreciation)	1,506,862	(245,816,805)	(56,488)	55,094,356
Net realized and unrealized gain (loss)	21,972,428	(318,160,491)	(31,511)	113,551,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,242,588	$(310,242,282)	$(24,005)	$114,927,017

[1]	Represents the period from March 26, 2025 (commencement of operations) to April 30, 2025.
[2]	Represents the period from December 11, 2024 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

115

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily TSLA Bull 2X Shares	Direxion Daily TSM Bull 2X Shares	Direxion Daily XOM Bull 2X Shares[1]	Direxion Daily CSI 300 China A Share Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$94,914	$—	$1,925,581
Less: Foreign Withholding Tax	—	(19,932)	—	—
Interest income	93,563,167	1,831,288	1,570	3,721,737
Securities lending income	—	—	—	71,792
Total investment income	93,563,167	1,906,270	1,570	5,719,110
EXPENSES:
Investment advisory fees (Note 6)	15,652,181	325,138	411	1,004,125
Interest expense	6,780,871	57,693	—	99,240
Management service fees (Note 6)	1,020,484	21,207	27	65,439
Professional fees	114,921	7,274	222	11,916
Licensing fees	313,044	6,503	—	40,164
Pricing fees	1,984	2,663	132	1,984
Exchange listing fees	1,984	1,984	115	3,055
Reports to shareholders	187,168	3,941	6	11,842
Fund servicing fees	113,636	2,007	—	9,706
Trustees’ fees and expenses	47,377	998	1	2,997
Insurance fees	31,409	661	1	1,987
Offering fees	—	—	329	—
Other	310,577	7,001	11	17,678
Total expenses	24,575,636	437,070	1,255	1,270,133
Recoupment of expenses to Adviser (Note 6)	—	11,564	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(734)	—
Less: Investment advisory fees waived (Note 6)	(1,943,991)	—	—	—
Net expenses	22,631,645	448,634	521	1,270,133
Net investment income	70,931,522	1,457,636	1,049	4,448,977
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(370,933,580)	—	—	(21,199,373)
In-kind redemptions	90,631,997	829,978	—	(9,002,265)
Swap contracts	500,000,211	(23,512,625)	(3,859)	(82,389,128)
Net realized gain (loss)	219,698,628	(22,682,647)	(3,859)	(112,590,766)
Change in net unrealized appreciation (depreciation) on:
Investment securities	48,241,101	(3,100,414)	(13,395)	19,096,981
Swap contracts	(1,263,784,564)	(19,324,985)	(114,174)	36,771,818
Change in net unrealized appreciation (depreciation)	(1,215,543,463)	(22,425,399)	(127,569)	55,868,799
Net realized and unrealized loss	(995,844,835)	(45,108,046)	(131,428)	(56,721,967)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(924,913,313)	$(43,650,410)	$(130,379)	$(52,272,990)

[1]	Represents the period from April 23, 2025 (commencement of operations) to April 30, 2025.
The accompanying notes are an integral part of these financial statements.

116

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$5,886,529	$943,699	$3,211,712	$47,342
Less: Foreign Withholding Tax	—	(203)	—	—
Interest income	3,572,731	342,471	958,678	31,962
Securities lending income	—	222	53,739	—
Total investment income	9,459,260	1,286,189	4,224,129	79,304
EXPENSES:
Investment advisory fees (Note 6)	1,226,036	373,227	454,478	10,342
Interest expense	1,034,411	262,489	65,041	—
Management service fees (Note 6)	79,934	36,491	29,636	674
Professional fees	13,572	8,860	8,171	5,031
Licensing fees	49,042	44,787	39,596	7,439
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	3,055	3,055
Reports to shareholders	14,660	6,639	5,466	122
Fund servicing fees	9,689	4,745	3,359	293
Trustees’ fees and expenses	3,711	1,681	1,384	31
Insurance fees	2,460	1,114	917	21
Other	23,614	10,588	9,135	187
Total expenses	2,462,168	755,660	622,222	29,179
Recoupment of expenses to Adviser (Note 6)	—	8	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(45,306)	—	(16,079)
Net expenses	2,462,168	710,362	622,222	13,100
Net investment income	6,997,092	575,827	3,601,907	66,204
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(11,337,754)	(2,579,325)	(3,580,074)	(69,933)
In-kind redemptions	18,169,081	—	2,381,236	31,068
Swap contracts	25,494,126	17,035,875	(28,907,069)	(373,414)
Net realized gain (loss)	32,325,453	14,456,550	(30,105,907)	(412,279)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(14,691,602)	(1,221,988)	3,142,014	(51,824)
Swap contracts	(39,169,462)	(24,187,765)	26,519,227	173,777
Change in net unrealized appreciation (depreciation)	(53,861,064)	(25,409,753)	29,661,241	121,953
Net realized and unrealized loss	(21,535,611)	(10,953,203)	(444,666)	(290,326)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,538,519)	$(10,377,376)	$3,157,241	$(224,122)

The accompanying notes are an integral part of these financial statements.

117

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily MSCI India Bull 2X Shares	Direxion Daily AI and Big Data Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares	Direxion Daily Cloud Computing Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$305,694	$18,519	$—	$2,409
Interest income	1,011,779	54,716	45,434	46,349
Securities lending income	7,292	278	—	240
Total investment income	1,324,765	73,513	45,434	48,998
EXPENSES:
Investment advisory fees (Note 6)	304,211	41,212	7,568	26,141
Interest expense	102,747	7,739	—	5,461
Management service fees (Note 6)	19,834	2,687	494	1,704
Professional fees	7,099	5,248	5,013	5,141
Licensing fees	16,224	7,347	6,450	11,901
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	3,055	3,055
Reports to shareholders	3,641	492	92	308
Fund servicing fees	2,820	483	257	414
Trustees’ fees and expenses	922	125	23	78
Insurance fees	611	83	16	52
Other	5,617	832	148	493
Total expenses	468,765	71,287	25,100	56,732
Less: Reimbursement of expenses from Adviser (Note 6)	—	(11,346)	(15,514)	(18,158)
Net expenses	468,765	59,941	9,586	38,574
Net investment income	856,000	13,572	35,848	10,424
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(1,038,028)	(606,419)	—	(862,046)
In-kind redemptions	649,314	505,819	—	192,530
Swap contracts	1,544,993	15,003	(555,751)	246,568
Net realized gain (loss)	1,156,279	(85,597)	(555,751)	(422,948)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(952,376)	(320,737)	—	602,056
Swap contracts	(8,569,787)	(1,093,063)	114,077	(390,678)
Change in net unrealized appreciation (depreciation)	(9,522,163)	(1,413,800)	114,077	211,378
Net realized and unrealized loss	(8,365,884)	(1,499,397)	(441,674)	(211,570)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,509,884)	$(1,485,825)	$(405,826)	$(201,146)

The accompanying notes are an integral part of these financial statements.

118

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Crypto Industry Bull 2X Shares	Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Direxion Daily Energy Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
INVESTMENT INCOME:
Dividend income	$2,102	$1,889	$3,151,959	$—
Interest income	26,458	38,484	1,740,312	425,293
Securities lending income	578	26,875	1,565	—
Total investment income	29,138	67,248	4,893,836	425,293
EXPENSES:
Investment advisory fees (Note 6)	14,888	16,674	996,844	72,289
Interest expense	3,607	7,470	462,605	17,597
Management service fees (Note 6)	970	1,086	64,977	4,713
Professional fees	5,063	5,074	11,909	5,470
Licensing fees	6,645	11,901	78,782	5,734
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	3,055	3,055
Reports to shareholders	175	195	11,829	868
Fund servicing fees	328	345	8,770	807
Trustees’ fees and expenses	45	49	2,994	220
Insurance fees	29	33	1,985	146
Excise tax	228	—	—	—
Other	275	307	18,389	1,349
Total expenses	37,292	48,173	1,664,123	114,232
Recoupment of expenses to Adviser (Note 6)	—	—	—	2
Less: Reimbursement of expenses from Adviser (Note 6)	(14,599)	(19,583)	—	(5,071)
Net expenses	22,693	28,590	1,664,123	109,163
Net investment income	6,445	38,658	3,229,713	316,130
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(438,966)	(535,835)	(8,904,876)	—
In-kind redemptions	—	165,746	9,179,566	—
Swap contracts	(1,081,162)	443,134	(5,977,851)	2,123,374
Net realized gain (loss)	(1,520,128)	73,045	(5,703,161)	2,123,374
Change in net unrealized appreciation (depreciation) on:
Investment securities	(105,991)	196,547	(12,882,872)	—
Swap contracts	(33,729)	(401,115)	(26,404,635)	1,720,415
Change in net unrealized appreciation (depreciation)	(139,720)	(204,568)	(39,287,507)	1,720,415
Net realized and unrealized gain (loss)	(1,659,848)	(131,523)	(44,990,668)	3,843,789
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,653,403)	$(92,865)	$(41,760,955)	$4,159,919

The accompanying notes are an integral part of these financial statements.

119

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Gold Miners Index Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares	Direxion Daily Junior Gold Miners Index Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
INVESTMENT INCOME:
Dividend income	$3,482,846	$—	$3,116,509	$—
Interest income	5,983,893	2,399,112	4,108,113	1,312,460
Securities lending income	842	—	11	—
Total investment income	9,467,581	2,399,112	7,224,633	1,312,460
EXPENSES:
Investment advisory fees (Note 6)	2,050,889	372,145	1,106,793	199,336
Interest expense	2,301,695	54,088	1,470,792	26,911
Management service fees (Note 6)	133,723	24,267	72,172	13,003
Professional fees	19,409	7,588	12,779	6,385
Licensing fees	49,731	4,965	1,240	1,240
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	3,055	3,055
Reports to shareholders	24,595	4,475	13,310	2,427
Fund servicing fees	15,812	3,009	8,496	1,592
Trustees’ fees and expenses	6,225	1,133	3,369	614
Insurance fees	4,127	751	2,233	407
Excise tax	—	—	47,945	—
Other	39,900	7,269	21,673	4,006
Net expenses	4,651,145	484,729	2,765,841	260,960
Net investment income	4,816,436	1,914,383	4,458,792	1,051,500
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(12,531,355)	—	—	—
In-kind redemptions	50,179,347	—	23,885,113	—
Swap contracts	148,765,379	(27,196,940)	114,632,967	(24,609,066)
Net realized gain (loss)	186,413,371	(27,196,940)	138,518,080	(24,609,066)
Change in net unrealized appreciation (depreciation) on:
Investment securities	14,321,775	—	(3,788,590)	—
Swap contracts	(10,901,986)	(5,999,645)	(37,447,665)	(204,302)
Change in net unrealized appreciation (depreciation)	3,419,789	(5,999,645)	(41,236,255)	(204,302)
Net realized and unrealized gain (loss)	189,833,160	(33,196,585)	97,281,825	(24,813,368)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$194,649,596	$(31,282,202)	$101,740,617	$(23,761,868)

The accompanying notes are an integral part of these financial statements.

120

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Magnificent 7 Bull 2X Shares	Direxion Daily NYSE FANG+ Bull 2X Shares	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$58,448	$62,063	$—	$2,703,530
Interest income	438,484	1,064,167	303,918	2,436,033
Securities lending income	—	—	176	10,076
Total investment income	496,932	1,126,230	304,094	5,149,639
EXPENSES:
Investment advisory fees (Note 6)	236,446	313,890	97,200	1,119,323
Interest expense	23,762	187,737	45,160	266,078
Management service fees (Note 6)	15,420	20,462	6,335	72,948
Professional fees	6,634	7,155	5,633	12,717
Licensing fees	24,507	20,926	7,878	119,394
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,595	3,055	3,055	3,055
Reports to shareholders	2,851	3,737	1,147	13,204
Fund servicing fees	1,267	2,491	1,035	10,325
Trustees’ fees and expenses	722	946	290	3,342
Insurance fees	478	627	193	2,216
Other	5,350	6,229	1,792	20,151
Total expenses	323,016	569,239	171,702	1,644,737
Recoupment of expenses to Adviser (Note 6)	2,478	16,111	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(2,234)	(19)	(3,422)	—
Net expenses	323,260	585,331	168,280	1,644,737
Net investment income	173,672	540,899	135,814	3,504,902
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(9,871,143)	(2,017,983)	(1,184,949)	(30,508,310)
In-kind redemptions	1,014,548	3,133,876	—	11,513,546
Swap contracts	(7,468,064)	11,672,309	(36,080)	(38,886,416)
Net realized gain (loss)	(16,324,659)	12,788,202	(1,221,029)	(57,881,180)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(595,936)	759,908	(827,249)	(5,791,802)
Swap contracts	(9,523,809)	(15,933,438)	(4,390,742)	(16,094,890)
Change in net unrealized depreciation	(10,119,745)	(15,173,530)	(5,217,991)	(21,886,692)
Net realized and unrealized loss	(26,444,404)	(2,385,328)	(6,439,020)	(79,767,872)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,270,732)	$(1,844,429)	$(6,303,206)	$(76,262,970)

The accompanying notes are an integral part of these financial statements.

121

DIREXION SHARES ETF TRUST
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Direxion Daily Travel & Vacation Bull 2X Shares	Direxion Daily Uranium Industry Bull 2X Shares
INVESTMENT INCOME:
Dividend income	$—	$34,058	$97,602
Interest income	1,021,952	39,229	104,051
Securities lending income	—	43	5
Total investment income	1,021,952	73,330	201,658
EXPENSES:
Investment advisory fees (Note 6)	174,574	23,856	28,154
Interest expense	101,136	10,690	7,682
Management service fees (Note 6)	11,387	1,554	1,836
Professional fees	6,204	5,123	5,157
Licensing fees	18,621	2,503	6,248
Pricing fees	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	3,055
Reports to shareholders	2,118	279	336
Fund servicing fees	1,376	435	420
Trustees’ fees and expenses	536	71	85
Insurance fees	355	47	57
Excise tax	—	107	2,002
Other	3,549	409	540
Total expenses	324,895	50,113	57,556
Recoupment of expenses to Adviser (Note 6)	9	—	1
Less: Reimbursement of expenses from Adviser (Note 6)	(2,641)	(9,098)	(12,211)
Net expenses	322,263	41,015	45,346
Net investment income	699,689	32,315	156,312
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(372,171)	(269,208)
In-kind redemptions	—	547,849	(19,500)
Swap contracts	16,188,235	681,652	(3,010,265)
Net realized gain (loss)	16,188,235	857,330	(3,298,973)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(404,994)	(632,093)
Swap contracts	1,011,720	(1,221,768)	(700,643)
Change in net unrealized appreciation (depreciation)	1,011,720	(1,626,762)	(1,332,736)
Net realized and unrealized gain (loss)	17,199,955	(769,432)	(4,631,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,899,644	$(737,117)	$(4,475,397)

The accompanying notes are an integral part of these financial statements.

122

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Daily AAPL Bear 1X Shares		Direxion Daily AMD Bear 1X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	For the Period February 12, 2025[1] through April 30, 2025 (Unaudited)
OPERATIONS:
Net investment income	$470,139	$1,179,517	$18,771
Net realized loss	(229,911)	(5,280,087)	(57,185)
Change in net unrealized appreciation (depreciation)	2,126,990	(1,488,835)	174,944
Net increase (decrease) in net assets resulting from operations	2,367,218	(5,589,405)	136,530
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(466,512)	(1,242,145)	(10,843)
Total distributions	(466,512)	(1,242,145)	(10,843)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	60,184,709	74,077,786	3,148,758
Cost of shares redeemed	(52,635,576)	(78,334,822)	(721,990)
Transaction fees (Note 4)	15,791	23,500	217
Net increase (decrease) in net assets resulting from capital transactions	7,564,924	(4,233,536)	2,426,985
Total increase (decrease) in net assets	9,465,630	(11,065,086)	2,552,672
NET ASSETS:
Beginning of year/period	25,497,898	36,562,984	—
End of year/period	$34,963,528	$25,497,898	$2,552,672
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,500,001	1,600,001	—
Shares sold	3,550,000	3,750,000	125,001
Shares repurchased	(3,000,000)	(3,850,000)	(25,000)
Shares outstanding, end of year/period	2,050,001	1,500,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

123

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AMZN Bear 1X Shares		Direxion Daily AVGO Bear 1X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	October 10, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$87,517	$147,591	$64,186	$5,590
Net realized gain (loss)	(146,889)	(1,461,989)	(601,163)	21,444
Change in net unrealized appreciation (depreciation)	463,143	97,691	(99,913)	204,687
Net increase (decrease) in net assets resulting from operations	403,771	(1,216,707)	(636,890)	231,721
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(91,715)	(146,986)	(82,510)	—
Total distributions	(91,715)	(146,986)	(82,510)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,722,776	10,661,343	11,564,684	2,500,025
Cost of shares redeemed	(16,908,097)	(8,159,484)	(9,801,990)	—
Transaction fees (Note 4)	5,073	2,448	2,941	—
Net increase (decrease) in net assets resulting from capital transactions	(180,248)	2,504,307	1,765,635	2,500,025
Total increase in net assets	131,808	1,140,614	1,046,235	2,731,746
NET ASSETS:
Beginning of year/period	4,136,516	2,995,902	2,731,746	—
End of year/period	$4,268,324	$4,136,516	$3,777,981	$2,731,746
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	300,001	150,001	100,001	—
Shares sold	1,475,000	700,000	600,000	100,001
Shares repurchased	(1,450,000)	(550,000)	(500,000)	—
Shares outstanding, end of year/ period	325,001	300,001	200,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

124

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily BA Bear 1X Shares	Direxion Daily BRKB Bear 1X Shares	Direxion Daily GOOGL Bear 1X Shares
	For the Period April 23, 2025[1] through April 30, 2025 (Unaudited)	For the Period December 11, 2024[1] through April 30, 2025 (Unaudited)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$1,522	$37,917	$81,827	$141,542
Net realized gain (loss)	(44,657)	(215,499)	333,603	(1,197,303)
Change in net unrealized appreciation (depreciation)	(247,676)	(205,012)	504,442	(214,058)
Net increase (decrease) in net assets resulting from operations	(290,811)	(382,594)	919,872	(1,269,819)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(32,129)	(84,182)	(135,857)
Total distributions	—	(32,129)	(84,182)	(135,857)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	3,725,373	9,452,798	14,216,614
Cost of shares redeemed	—	(610,877)	(9,494,929)	(10,645,677)
Transaction fees (Note 4)	—	183	2,848	3,194
Net increase (decrease) in net assets resulting from capital transactions	2,500,025	3,114,679	(39,283)	3,574,131
Total increase in net assets	2,209,214	2,699,956	796,407	2,168,455
NET ASSETS:
Beginning of year/period	—	—	4,116,235	1,947,780
End of year/period	$ 2,209,214	$2,699,956	$4,912,642	$4,116,235
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	—	—	300,001	100,001
Shares sold	100,001	150,001	775,000	875,000
Shares repurchased	—	(25,000)	(725,000)	(675,000)
Shares outstanding, end of year/ period	100,001	125,001	350,001	300,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

125

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily LLY Bear 1X Shares	Direxion Daily META Bear 1X Shares
	For the Period March 26, 2025[1] through April 30, 2025 (Unaudited)	Six Months Ended April 30, 2025 (Unaudited)	For the Period June 5, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$11,411	$108,407	$67,910
Net realized loss	(313,260)	(115,037)	(294,679)
Change in net unrealized appreciation (depreciation)	(340,712)	959,868	(203,578)
Net increase (decrease) in net assets resulting from operations	(642,561)	953,238	(430,347)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(114,756)	(47,542)
Total distributions	—	(114,756)	(47,542)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,666,510	24,271,854	10,909,789
Cost of shares redeemed	—	(26,822,417)	(4,235,273)
Transaction fees (Note 4)	—	8,046	1,271
Net increase (decrease) in net assets resulting from capital transactions	4,666,510	(2,542,517)	6,675,787
Total increase (decrease) in net assets	4,023,949	(1,704,035)	6,197,898
NET ASSETS:
Beginning of year/period	—	6,197,898	—
End of year/period	$ 4,023,949	$4,493,863	$6,197,898
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	300,001	—
Shares sold	175,001	1,425,000	475,001
Shares repurchased	—	(1,500,000)	(175,000)
Shares outstanding, end of year/period	175,001	225,001	300,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

126

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSFT Bear 1X Shares		Direxion Daily MU Bear 1X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	For the Period October 10, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$88,094	$294,765	$54,239	$5,634
Net realized loss	(179,867)	(2,037,606)	(361,514)	(51,186)
Change in net unrealized appreciation (depreciation)	(190,939)	585,924	253,727	80,112
Net increase (decrease) in net assets resulting from operations	(282,712)	(1,156,917)	(53,548)	34,560
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(94,255)	(301,555)	(48,113)	—
Total distributions	(94,255)	(301,555)	(48,113)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,654,434	31,802,163	4,614,081	2,500,025
Cost of shares redeemed	(11,091,088)	(27,688,790)	(3,179,741)	—
Transaction fees (Note 4)	3,327	8,306	954	—
Net increase (decrease) in net assets resulting from capital transactions	(1,433,327)	4,121,679	1,435,294	2,500,025
Total increase (decrease) in net assets	(1,810,294)	2,663,207	1,333,633	2,534,585
NET ASSETS:
Beginning of year/period	7,882,824	5,219,617	2,534,585	—
End of year/period	$6,072,530	$7,882,824	$3,868,218	$2,534,585
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	550,001	300,001	100,001	—
Shares sold	675,000	2,225,000	175,000	100,001
Shares repurchased	(800,000)	(1,975,000)	(125,000)	—
Shares outstanding, end of year/ period	425,001	550,001	150,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

127

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily NFLX Bear 1X Shares		Direxion Daily NVDA Bear 1X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period October 3, 2024[1] through October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$94,399	$10,647	$404,219	$634,916
Net realized loss	(987,461)	(71,708)	(186,393)	(10,572,784)
Change in net unrealized appreciation (depreciation)	(1,001,951)	(110,953)	3,674,025	(2,055,523)
Net increase (decrease) in net assets resulting from operations	(1,895,013)	(172,014)	3,891,851	(11,993,391)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(85,564)	—	(438,357)	(598,186)
Total distributions	(85,564)	—	(438,357)	(598,186)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,841,112	4,829,345	121,887,118	72,151,960
Cost of shares redeemed	(9,620,553)	—	(114,975,408)	(41,506,317)
Transaction fees (Note 4)	2,886	—	34,493	12,452
Net increase in net assets resulting from capital transactions	6,223,445	4,829,345	6,946,203	30,658,095
Total increase in net assets	4,242,868	4,657,331	10,399,697	18,066,518
NET ASSETS:
Beginning of year/period	4,657,331	—	29,659,103	11,592,585
End of year/period	$8,900,199	$4,657,331	$40,058,800	$29,659,103
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	200,001	—	4,450,001	425,001
Shares sold	900,000	200,001	17,975,000	8,575,000
Shares repurchased	(500,000)	—	(16,575,000)	(4,550,000)
Shares outstanding, end of year/ period	600,001	200,001	5,850,001	4,450,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

128

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily PANW Bear 1X Shares	Direxion Daily PLTR Bear 1X Shares	Direxion Daily TSLA Bear 1X Shares
	For the Period March 26, 2025[1] through April 30, 2025 (Unaudited)	For the Period December 11, 2024[1] through April 30, 2025 (Unaudited)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$7,754	$359,437	$949,556	$1,684,881
Net realized gain (loss)	(14,301)	3,809,942	(10,971,924)	(6,504,750)
Change in net unrealized appreciation (depreciation)	(31,277)	(4,336,948)	1,363,309	(10,492,430)
Net decrease in net assets resulting from operations	(37,824)	(167,569)	(8,659,059)	(15,312,299)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(281,484)	(960,352)	(1,764,224)
Total distributions	—	(281,484)	(960,352)	(1,764,224)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	168,951,215	273,164,838	350,413,866
Cost of shares redeemed	—	(130,798,736)	(229,497,174)	(339,019,676)
Transaction fees (Note 4)	—	39,240	68,849	101,706
Net increase in net assets resulting from capital transactions	2,500,025	38,191,719	43,736,513	11,495,896
Total increase (decrease) in net assets	2,462,201	37,742,666	34,117,102	(5,580,627)
NET ASSETS:
Beginning of year/period	—	—	44,021,932	49,602,559
End of year/period	$2,462,201	$37,742,666	$78,139,034	$44,021,932
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	—	—	3,100,001	2,075,001
Shares sold	100,001	11,050,001	28,025,000	17,225,000
Shares repurchased	—	(7,750,000)	(22,750,000)	(16,200,000)
Shares outstanding, end of year/ period	100,001	3,300,001	8,375,001	3,100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

129

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily TSM Bear 1X Shares		Direxion Daily XOM Bear 1X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period October 3, 2024[1] through October 31, 2024	For the Period April 23, 2025[1] through April 30, 2025 (Unaudited)
OPERATIONS:
Net investment income	$62,947	$9,122	$1,489
Net realized gain (loss)	75,803	(140,166)	(570)
Change in net unrealized appreciation	598,420	6,670	63,707
Net increase (decrease) in net assets resulting from operations	737,170	(124,374)	64,626
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(63,214)	—	—
Total distributions	(63,214)	—	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,407,523	4,117,642	2,500,025
Cost of shares redeemed	(5,138,305)	—	—
Transaction fees (Note 4)	1,541	—	—
Net increase (decrease) in net assets resulting from capital transactions	(1,729,241)	4,117,642	2,500,025
Total increase (decrease) in net assets	(1,055,285)	3,993,268	2,564,651
NET ASSETS:
Beginning of year/period	3,993,268	—	—
End of year/period	$2,937,983	$3,993,268	$2,564,651
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	175,001	—	—
Shares sold	175,000	175,001	100,001
Shares repurchased	(225,000)	—	—
Shares outstanding, end of year/period	125,001	175,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

130

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® Bear 1X Shares		Direxion Daily Crypto Industry Bear 1X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	For the Period July 17, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$3,038,681	$8,592,384	$52,823	$36,556
Net realized gain (loss)	(5,427,395)	(46,329,612)	492,501	(46,324)
Change in net unrealized appreciation (depreciation)	10,738,225	(23,581,910)	(413,205)	149,359
Net increase (decrease) in net assets resulting from operations	8,349,511	(61,319,138)	132,119	139,591
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,045,354)	(9,127,533)	(49,327)	(30,915)
Total distributions	(3,045,354)	(9,127,533)	(49,327)	(30,915)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	743,555,714	3,330,131,858	574,722	3,240,292
Cost of shares redeemed	(725,598,695)	(3,409,098,968)	—	(756,298)
Transaction fees (Note 4)	—	327,688	—	227
Net increase (decrease) in net assets resulting from capital transactions	17,957,019	(78,639,422)	574,722	2,484,221
Total increase (decrease) in net assets	23,261,176	(149,086,093)	657,514	2,592,897
NET ASSETS:
Beginning of year/period	147,307,909	296,394,002	2,592,897	—
End of year/period	$170,569,085	$147,307,909	$3,250,411	$2,592,897
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	12,949,983	19,449,983	100,001	—
Shares sold	65,650,000	243,750,000	25,000	125,001
Shares repurchased	(63,800,000)	(250,250,000)	—	(25,000)
Shares outstanding, end of year/ period	14,799,983	12,949,983	125,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

131

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Magnificent 7 Bear 1X Shares		Direxion Daily AAPL Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period March 7, 2024[1] through October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$86,658	$118,742	$1,397,473	$2,288,784
Net realized gain (loss)	(511,839)	(713,795)	16,352,975	26,854,673
Change in net unrealized appreciation (depreciation)	641,404	(101,211)	(10,888,458)	11,150,431
Net increase (decrease) in net assets resulting from operations	216,223	(696,264)	6,861,990	40,293,888
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(61,647)	(114,657)	(12,183,349)	(2,167,326)
Total distributions	(61,647)	(114,657)	(12,183,349)	(2,167,326)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,107,091	5,449,251	161,637,668	165,537,552
Cost of shares redeemed	(10,665,812)	(2,186,121)	(169,435,346)	(140,604,900)
Transaction fees (Note 4)	3,200	656	36,519	40,096
Net increase (decrease) in net assets resulting from capital transactions	6,444,479	3,263,786	(7,761,159)	24,972,748
Total increase (decrease) in net assets	6,599,055	2,452,865	(13,082,518)	63,099,310
NET ASSETS:
Beginning of year/period	2,452,865	—	98,080,147	34,980,837
End of year/period	$9,051,920	$2,452,865	$84,997,629	$98,080,147
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	125,001	—	2,775,001	1,500,001
Shares sold	950,000	225,001	5,925,000	5,475,000
Shares repurchased	(600,000)	(100,000)	(5,200,000)	(4,200,000)
Shares outstanding, end of year/ period	475,001	125,001	3,500,001	2,775,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

132

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AMD Bull 2X Shares	Direxion Daily AMZN Bull 2X Shares
	For the Period February 12, 2025[1] through April 30, 2025 (Unaudited)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$26,515	$3,034,542	$3,475,214
Net realized gain (loss)	(1,305,782)	19,783,593	7,332,677
Change in net unrealized depreciation	(513,525)	(58,621,440)	(4,110,472)
Net increase (decrease) in net assets resulting from operations	(1,792,792)	(35,803,305)	6,697,419
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(14,580)	(5,456,103)	(3,785,145)
Total distributions	(14,580)	(5,456,103)	(3,785,145)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,322,820	170,727,203	220,052,964
Cost of shares redeemed	(749,835)	(92,617,039)	(106,602,582)
Transaction fees (Note 4)	189	21,072	30,950
Net increase in net assets resulting from capital transactions	5,573,174	78,131,236	113,481,332
Total increase in net assets	3,765,802	36,871,828	116,393,606
NET ASSETS:
Beginning of year/period	—	158,437,015	42,043,409
End of year/period	$3,765,802	$195,308,843	$158,437,015
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	4,950,001	1,825,001
Shares sold	275,001	4,750,000	6,525,000
Shares repurchased	(50,000)	(2,450,000)	(3,400,000)
Shares outstanding, end of year/period	225,001	7,250,001	4,950,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

133

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AVGO Bull 2X Shares		Direxion Daily BA Bull 2X Shares	Direxion Daily BRKB Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period October 10, 2024[1] through October 31, 2024	For the Period April 23, 2025[1] through April 30, 2025 (Unaudited)	For the Period December 11, 2024[1] through April 30, 2025 (Unaudited)
OPERATIONS:
Net investment income	$693,440	$6,210	$1,074	$173,649
Net realized gain (loss)	(17,631,860)	(74,932)	408,197	535,089
Change in net unrealized appreciation (depreciation)	(4,209,676)	(552,921)	256,229	2,512,538
Net increase (decrease) in net assets resulting from operations	(21,148,096)	(621,643)	665,500	3,221,276
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(481,203)	—	—	(87,290)
Total distributions	(481,203)	—	—	(87,290)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,009,464	4,727,016	3,278,509	53,208,678
Cost of shares redeemed	(35,035,316)	—	—	(9,629,399)
Transaction fees (Note 4)	7,245	—	—	2,061
Net increase in net assets resulting from capital transactions	77,981,393	4,727,016	3,278,509	43,581,340
Total increase in net assets	56,352,094	4,105,373	3,944,009	46,715,326
NET ASSETS:
Beginning of year/period	4,105,373	—	—	—
End of year/period	$60,457,467	$4,105,373	$3,944,009	$46,715,326
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	200,001	—	—	—
Shares sold	4,350,000	200,001	125,001	1,850,001
Shares repurchased	(1,475,000)	—	—	(350,000)
Shares outstanding, end of year/ period	3,075,001	200,001	125,001	1,500,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

134

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily GOOGL Bull 2X Shares		Direxion Daily LLY Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	For the Period March 26, 2025[1] through April 30, 2025 (Unaudited)
OPERATIONS:
Net investment income	$3,154,273	$2,573,351	$7,423
Net realized gain (loss)	(6,179,603)	1,517,582	34,643
Change in net unrealized appreciation (depreciation)	(68,557,423)	17,652,565	279,880
Net increase (decrease) in net assets resulting from operations	(71,582,753)	21,743,498	321,946
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(4,227,494)	(2,250,138)	—
Total distributions	(4,227,494)	(2,250,138)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	245,369,041	152,882,789	3,665,166
Cost of shares redeemed	(106,279,718)	(53,106,364)	—
Transaction fees (Note 4)	23,492	13,462	—
Net increase in net assets resulting from capital transactions	139,112,815	99,789,887	3,665,166
Total increase in net assets	63,302,568	119,283,247	3,987,112
NET ASSETS:
Beginning of year/period	153,851,430	34,568,183	—
End of year/period	$217,153,998	$153,851,430	$3,987,112
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	3,925,001	1,275,001	—
Shares sold	6,175,000	4,125,000	150,001
Shares repurchased	(2,725,000)	(1,475,000)	—
Shares outstanding, end of year/period	7,375,001	3,925,001	150,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

135

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily META Bull 2X Shares		Direxion Daily MSFT Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period June 5, 2024[1] through October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$894,127	$264,557	$2,493,869	$2,733,374
Net realized gain (loss)	2,907,078	(1,490,746)	(17,981,939)	6,309,138
Change in net unrealized appreciation (depreciation)	(17,072,988)	3,947,397	(8,984,743)	(11,255,510)
Net increase (decrease) in net assets resulting from operations	(13,271,783)	2,721,208	(24,472,813)	(2,212,998)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(716,258)	(169,399)	(6,500,971)	(2,525,389)
Total distributions	(716,258)	(169,399)	(6,500,971)	(2,525,389)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	100,592,410	81,663,863	113,076,899	180,276,388
Cost of shares redeemed	(44,614,896)	(31,486,888)	(98,516,075)	(59,163,357)
Transaction fees (Note 4)	10,068	7,815	20,215	15,086
Net increase in net assets resulting from capital transactions	55,987,582	50,184,790	14,581,039	121,128,117
Total increase (decrease) in net assets	41,999,541	52,736,599	(16,392,745)	116,389,730
NET ASSETS:
Beginning of year/period	52,736,599	—	159,322,398	42,932,668
End of year/period	$94,736,140	$52,736,599	$142,929,653	$159,322,398
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	1,625,001	—	4,100,001	1,250,001
Shares sold	3,375,000	2,725,001	2,975,000	4,225,000
Shares repurchased	(1,375,000)	(1,100,000)	(2,650,000)	(1,375,000)
Shares outstanding, end of year/ period	3,625,001	1,625,001	4,425,001	4,100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

136

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MU Bull 2X Shares		Direxion Daily NFLX Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period October 10, 2024[1] through October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	For the Period October 3, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$279,700	$8,723	$270,160	$9,725
Net realized gain (loss)	(15,032,796)	(83,886)	20,465,566	(30,287)
Change in net unrealized appreciation (depreciation)	(3,371,233)	(564,770)	1,506,862	421,093
Net increase (decrease) in net assets resulting from operations	(18,124,329)	(639,933)	22,242,588	400,531
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(216,320)	—	(201,811)	—
Total distributions	(216,320)	—	(201,811)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,264,840	5,937,734	62,997,693	6,488,776
Cost of shares redeemed	(18,437,764)	—	(31,012,889)	(1,367,723)
Transaction fees (Note 4)	4,210	—	7,243	342
Net increase in net assets resulting from capital transactions	34,831,286	5,937,734	31,992,047	5,121,395
Total increase in net assets	16,490,637	5,297,801	54,032,824	5,521,926
NET ASSETS:
Beginning of year/period	5,297,801	—	5,521,926	—
End of year/period	$21,788,438	$5,297,801	$59,554,750	$5,521,926
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	225,001	—	200,001	—
Shares sold	3,000,000	225,001	1,625,000	250,001
Shares repurchased	(1,025,000)	—	(725,000)	(50,000)
Shares outstanding, end of year/ period	2,200,001	225,001	1,100,001	200,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

137

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily NVDA Bull 2X Shares		Direxion Daily PANW Bull 2X Shares	Direxion Daily PLTR Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	For the Period March 26, 2025[1] through April 30, 2025 (Unaudited)	For the Period December 11, 2024[1] through April 30, 2025 (Unaudited)
OPERATIONS:
Net investment income	$7,918,209	$7,226,497	$7,506	$1,375,352
Net realized gain (loss)	(72,343,686)	89,703,084	24,977	58,457,309
Change in net unrealized appreciation (depreciation)	(245,816,805)	133,153,265	(56,488)	55,094,356
Net increase (decrease) in net assets resulting from operations	(310,242,282)	230,082,846	(24,005)	114,927,017
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(91,459,569)	(5,595,151)	—	(727,791)
Total distributions	(91,459,569)	(5,595,151)	—	(727,791)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	414,565,795	542,352,654	4,061,022	433,448,636
Cost of shares redeemed	(229,757,423)	(124,976,712)	—	(168,582,256)
Transaction fees (Note 4)	56,417	32,923	—	40,401
Net increase in net assets resulting from capital transactions	184,864,789	417,408,865	4,061,022	264,906,781
Total increase (decrease) in net assets	(216,837,062)	641,896,560	4,037,017	379,106,007
NET ASSETS:
Beginning of year/period	655,746,547	13,849,987	—	—
End of year/period	$438,909,485	$655,746,547	$4,037,017	$379,106,007
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	6,000,001	650,001	—	—
Shares sold	5,975,000	7,100,000	175,001	12,900,001
Shares repurchased	(3,050,000)	(1,750,000)	—	(5,450,000)
Shares outstanding, end of year/ period	8,925,001	6,000,001	175,001	7,450,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

138

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily TSLA Bull 2X Shares		Direxion Daily TSM Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	For the Period October 3, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$70,931,522	$43,940,312	$1,457,636	$26,612
Net realized gain (loss)	219,698,628	(119,860,990)	(22,682,647)	(214,453)
Change in net unrealized appreciation (depreciation)	(1,215,543,463)	644,842,059	(22,425,399)	(785,051)
Net increase (decrease) in net assets resulting from operations	(924,913,313)	568,921,381	(43,650,410)	(972,892)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(106,179,698)	(60,392,155)	(1,068,005)	—
Total distributions	(106,179,698)	(60,392,155)	(1,068,005)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,448,523,629	2,379,283,496	259,813,603	23,878,542
Cost of shares redeemed	(2,601,426,734)	(1,364,605,112)	(134,980,908)	(715,816)
Transaction fees (Note 4)	626,438	335,699	31,561	215
Net increase in net assets resulting from capital transactions	3,847,723,333	1,015,014,083	124,864,256	23,162,941
Total increase in net assets	2,816,630,322	1,523,543,309	80,145,841	22,190,049
NET ASSETS:
Beginning of year/period	2,276,052,408	752,509,099	22,190,049	—
End of year/period	$5,092,682,730	$2,276,052,408	$102,335,890	$22,190,049
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	191,875,001	68,725,001	775,001	—
Shares sold	493,125,000	247,025,000	9,500,000	800,001
Shares repurchased	(187,425,000)	(123,875,000)	(4,675,000)	(25,000)
Shares outstanding, end of year/ period	497,575,001	191,875,001	5,600,001	775,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

139

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily XOM Bull 2X Shares	Direxion Daily CSI 300 China A Share Bull 2X Shares
	For the Period April 23, 2025[1] through April 30, 2025 (Unaudited)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$1,049	$4,448,977	$2,128,644
Net realized loss	(3,859)	(112,590,766)	(91,163,085)
Change in net unrealized appreciation (depreciation)	(127,569)	55,868,799	(64,324,823)
Net decrease in net assets resulting from operations	(130,379)	(52,272,990)	(153,359,264)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(4,388,447)	(1,878,464)
Total distributions	—	(4,388,447)	(1,878,464)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,025	84,773,139	486,413,035
Cost of shares redeemed	—	(211,217,368)	(56,294,635)
Transaction fees (Note 4)	—	130,750	145,624
Net increase (decrease) in net assets resulting from capital transactions	2,500,025	(126,313,479)	430,264,024
Total increase (decrease) in net assets	2,369,646	(182,974,916)	275,026,296
NET ASSETS:
Beginning of year/period	—	332,272,774	57,246,478
End of year/period	$2,369,646	$149,297,858	$332,272,774
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	20,850,000	3,850,000
Shares sold	100,001	5,550,000	21,000,000
Shares repurchased	—	(15,150,000)	(4,000,000)
Shares outstanding, end of year/period	100,001	11,250,000	20,850,000

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

140

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily CSI China Internet Index Bull 2X Shares		Direxion Daily S&P 500® Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$6,997,092	$8,385,739	$575,827	$1,680,233
Net realized gain (loss)	32,325,453	(41,182,306)	14,456,550	87,181,974
Change in net unrealized appreciation (depreciation)	(53,861,064)	126,364,449	(25,409,753)	37,347,207
Net increase (decrease) in net assets resulting from operations	(14,538,519)	93,567,882	(10,377,376)	126,209,414
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(10,053,574)	(8,794,646)	(442,574)	(1,780,102)
Total distributions	(10,053,574)	(8,794,646)	(442,574)	(1,780,102)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,322,572	164,788,048	38,754,183	455,839,581
Cost of shares redeemed	(140,272,447)	(194,765,116)	(48,376,874)	(644,710,139)
Transaction fees (Note 4)	31,190	44,099	14,513	196,507
Net decrease in net assets resulting from capital transactions	(92,918,685)	(29,932,969)	(9,608,178)	(188,674,051)
Total increase (decrease) in net assets	(117,510,778)	54,840,267	(20,428,128)	(64,244,739)
NET ASSETS:
Beginning of year/period	375,263,971	320,423,704	152,056,909	216,301,648
End of year/period	$257,753,193	$375,263,971	$131,628,781	$152,056,909
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	9,624,087	10,274,087	1,083,236	2,683,236
Shares sold	1,250,000	4,950,000	300,000	4,800,000
Shares repurchased	(3,600,000)	(5,600,000)	(350,000)	(6,400,000)
Shares outstanding, end of year/ period	7,274,087	9,624,087	1,033,236	1,083,236

The accompanying notes are an integral part of these financial statements.

141

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Brazil Bull 2X Shares		Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	For the Period February 7, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$3,601,907	$5,577,181	$66,204	$35,338
Net realized gain (loss)	(30,105,907)	5,538,588	(412,279)	208,363
Change in net unrealized appreciation (depreciation)	29,661,241	(14,917,286)	121,953	(89,301)
Net increase (decrease) in net assets resulting from operations	3,157,241	(3,801,517)	(224,122)	154,400
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,746,511)	(5,457,553)	(339,713)	(41,007)
Return of capital	—	—	—	—
Total distributions	(3,746,511)	(5,457,553)	(339,713)	(41,007)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,710,693	74,720,744	1,084,116	3,196,246
Cost of shares redeemed	(34,039,100)	(59,158,688)	(1,126,265)	—
Transaction fees (Note 4)	8,098	13,270	225	—
Net increase (decrease) in net assets resulting from capital transactions	21,679,691	15,575,326	(41,924)	3,196,246
Total increase (decrease) in net assets	21,090,421	6,316,256	(605,759)	3,309,639
NET ASSETS:
Beginning of year/period	107,985,292	101,669,036	3,309,639	—
End of year/period	$ 129,075,713	$107,985,292	$2,703,880	$3,309,639
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	1,758,631	1,408,631	125,001	—
Shares sold	1,150,000	1,050,000	50,000	125,001
Shares repurchased	(650,000)	(700,000)	(50,000)	—
Shares outstanding, end of year/ period	2,258,631	1,758,631	125,001	125,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

142

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI India Bull 2X Shares		Direxion Daily AI and Big Data Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	For the Period May 15, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$856,000	$1,051,284	$13,572	$3,952
Net realized gain (loss)	1,156,279	12,828,226	(85,597)	47,041
Change in net unrealized appreciation (depreciation)	(9,522,163)	15,553,339	(1,413,800)	976,665
Net increase (decrease) in net assets resulting from operations	(7,509,884)	29,432,849	(1,485,825)	1,027,658
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,877,426)	(1,166,696)	(146,703)	(9,347)
Total distributions	(1,877,426)	(1,166,696)	(146,703)	(9,347)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,997,992	40,523,012	9,248,547	6,456,993
Cost of shares redeemed	(29,588,482)	(30,319,630)	(4,739,368)	—
Transaction fees (Note 4)	5,918	6,786	1,226	—
Net increase in net assets resulting from capital transactions	415,428	10,210,168	4,510,405	6,456,993
Total increase (decrease) in net assets	(8,971,882)	38,476,321	2,877,877	7,475,304
NET ASSETS:
Beginning of year/period	95,288,289	56,811,968	7,475,304	—
End of year/period	$86,316,407	$95,288,289	$10,353,181	$7,475,304
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	1,449,686	1,249,686	250,001	—
Shares sold	550,000	650,000	250,000	250,001
Shares repurchased	(550,000)	(450,000)	(125,000)	—
Shares outstanding, end of year/ period	1,449,686	1,449,686	375,001	250,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

143

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily AI and Big Data Bear 2X Shares		Direxion Daily Cloud Computing Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period May 15, 2024[1] through October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$35,848	$49,934	$10,424	$5,904
Net realized gain (loss)	(555,751)	(586,698)	(422,948)	2,105,513
Change in net unrealized appreciation (depreciation)	114,077	(144,062)	211,378	449,434
Net increase (decrease) in net assets resulting from operations	(405,826)	(680,826)	(201,146)	2,560,851
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(36,533)	(44,131)	(3,615)	—
Total distributions	(36,533)	(44,131)	(3,615)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	3,150,209	2,696,487	2,272,818
Cost of shares redeemed	—	—	(1,616,975)	(6,444,249)
Transaction fees (Note 4)	—	—	400	1,348
Net increase (decrease) in net assets resulting from capital transactions	—	3,150,209	1,079,912	(4,170,083)
Total increase (decrease) in net assets	(442,359)	2,425,252	875,151	(1,609,232)
NET ASSETS:
Beginning of year/period	2,425,252	—	4,804,437	6,413,669
End of year/period	$ 1,982,893	$2,425,252	$5,679,588	$4,804,437
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	125,001	—	425,001	850,001
Shares sold	—	125,001	175,000	200,000
Shares repurchased	—	—	(125,000)	(625,000)
Shares outstanding, end of year/ period	125,001	125,001	475,001	425,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

144

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Crypto Industry Bull 2X Shares		Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period July 14, 2024[1] through October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$6,445	$6,231	$38,658	$123,565
Net realized gain (loss)	(1,520,128)	(226,268)	73,045	(6,392,615)
Change in net unrealized appreciation (depreciation)	(139,720)	(32,825)	(204,568)	2,875,570
Net increase (decrease) in net assets resulting from operations	(1,653,403)	(252,862)	(92,865)	(3,393,480)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(7,882)	(6,824)	(52,022)	(125,751)
Total distributions	(7,882)	(6,824)	(52,022)	(125,751)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,379,574	2,930,329	—	8,921,029
Cost of shares redeemed	—	—	(1,844,908)	(4,987,332)
Transaction fees (Note 4)	—	—	369	997
Net increase (decrease) in net assets resulting from capital transactions	2,379,574	2,930,329	(1,844,539)	3,934,694
Total increase (decrease) in net assets	718,289	2,670,643	(1,989,426)	415,463
NET ASSETS:
Beginning of year/period	2,670,643	—	4,823,286	4,407,823
End of year/period	$3,388,932	$2,670,643	$2,833,860	$4,823,286
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	125,001	—	274,948	124,948
Shares sold	100,000	125,001	—	400,000
Shares repurchased	—	—	(100,000)	(250,000)
Shares outstanding, end of year/ period	225,001	125,001	174,948	274,948

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

145

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Energy Bull 2X Shares		Direxion Daily Energy Bear 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$3,229,713	$9,515,523	$316,130	$878,989
Net realized gain (loss)	(5,703,161)	44,668,767	2,123,374	(767,117)
Change in net unrealized appreciation (depreciation)	(39,287,507)	(29,989,330)	1,720,415	131,993
Net increase (decrease) in net assets resulting from operations	(41,760,955)	24,194,960	4,159,919	243,865
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,373,859)	(9,671,962)	(331,173)	(946,237)
Total distributions	(3,373,859)	(9,671,962)	(331,173)	(946,237)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,408,638	179,860,856	19,452,080	92,763,003
Cost of shares redeemed	(105,046,158)	(253,276,787)	(29,264,207)	(95,558,596)
Transaction fees (Note 4)	24,242	52,729	8,779	28,667
Net decrease in net assets resulting from capital transactions	(74,613,278)	(73,363,202)	(9,803,348)	(2,766,926)
Total decrease in net assets	(119,748,092)	(58,840,204)	(5,974,602)	(3,469,298)
NET ASSETS:
Beginning of year/period	309,210,045	368,050,249	23,114,254	26,583,552
End of year/period	$189,461,953	$309,210,045	$17,139,652	$23,114,254
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	5,163,531	6,263,531	965,264	965,264
Shares sold	600,000	2,900,000	900,000	3,650,000
Shares repurchased	(1,700,000)	(4,000,000)	(1,200,000)	(3,650,000)
Shares outstanding, end of year/ period	4,063,531	5,163,531	665,264	965,264

The accompanying notes are an integral part of these financial statements.

146

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Gold Miners Index Bull 2X Shares		Direxion Daily Gold Miners Index Bear 2X Shares[1]
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$4,816,436	$10,330,112	$1,914,383	$4,685,735
Net realized gain (loss)	186,413,371	152,216,065	(27,196,940)	(58,041,840)
Change in net unrealized appreciation (depreciation)	3,419,789	221,409,472	(5,999,645)	(35,656,635)
Net increase (decrease) in net assets resulting from operations	194,649,596	383,955,649	(31,282,202)	(89,012,740)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(4,753,345)	(11,225,003)	(1,968,404)	(4,583,846)
Total distributions	(4,753,345)	(11,225,003)	(1,968,404)	(4,583,846)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	176,766,051	498,444,216	212,420,406	680,764,350
Cost of shares redeemed	(443,793,280)	(773,126,325)	(149,965,403)	(661,779,758)
Transaction fees (Note 4)	97,232	156,749	44,987	198,534
Net increase (decrease) in net assets resulting from capital transactions	(266,929,997)	(274,525,360)	62,499,990	19,183,126
Total increase (decrease) in net assets	(77,033,746)	98,205,286	29,249,384	(74,413,460)
NET ASSETS:
Beginning of year/period	566,837,059	468,631,773	94,982,680	169,396,140
End of year/period	$489,803,313	$566,837,059	$124,232,064	$94,982,680
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	11,251,908	16,401,908	1,841,017	1,261,017
Shares sold	4,200,000	14,450,000	5,750,000	8,000,000
Shares repurchased	(8,300,000)	(19,600,000)	(3,400,179)	(7,420,000)
Shares outstanding, end of year/ period	7,151,908	11,251,908	4,190,838	1,841,017

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

147

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Junior Gold Miners Index Bull 2X Shares		Direxion Daily Junior Gold Miners Index Bear 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$4,458,792	$6,198,904	$1,051,500	$3,397,416
Net realized gain (loss)	138,518,080	63,743,952	(24,609,066)	(35,254,975)
Change in net unrealized appreciation (depreciation)	(41,236,255)	173,334,347	(204,302)	(34,326,826)
Net increase (decrease) in net assets resulting from operations	101,740,617	243,277,203	(23,761,868)	(66,184,385)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(4,366,254)	(6,942,012)	(1,074,151)	(3,343,314)
Total distributions	(4,366,254)	(6,942,012)	(1,074,151)	(3,343,314)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	79,951,849	299,058,519	116,355,402	509,756,713
Cost of shares redeemed	(227,102,534)	(522,100,846)	(65,191,157)	(511,803,633)
Transaction fees (Note 4)	49,027	108,067	19,558	153,539
Net increase (decrease) in net assets resulting from capital transactions	(147,101,658)	(222,934,260)	51,183,803	(1,893,381)
Total increase (decrease) in net assets	(49,727,295)	13,400,931	26,347,784	(71,421,080)
NET ASSETS:
Beginning of year/period	322,598,442	309,197,511	54,935,997	126,357,077
End of year/period	$272,871,147	$322,598,442	$81,283,781	$54,935,997
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	6,193,351	11,493,351	17,317,244	16,632,449
Shares sold	1,950,000	9,500,000	6,900,000	10,605,000
Shares repurchased	(4,150,000)	(14,800,000)	(2,950,000)	(9,920,205)
Shares outstanding, end of year/period	3,993,351	6,193,351	21,267,244	17,317,244

The accompanying notes are an integral part of these financial statements.

148

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Magnificent 7 Bull 2X Shares		Direxion Daily NYSE FANG+ Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period March 7, 2024[1] through October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$173,672	$53,598	$540,899	$642,018
Net realized gain (loss)	(16,324,659)	1,186,712	12,788,202	14,157,820
Change in net unrealized appreciation (depreciation)	(10,119,745)	1,330,254	(15,173,530)	14,543,944
Net increase (decrease) in net assets resulting from operations	(26,270,732)	2,570,564	(1,844,429)	29,343,782
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,051,559)	(61,989)	(456,748)	(642,916)
Total distributions	(1,051,559)	(61,989)	(456,748)	(642,916)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,621,055	21,674,296	60,174,934	57,476,352
Cost of shares redeemed	(11,631,033)	(5,180,288)	(26,986,491)	(45,433,335)
Transaction fees (Note 4)	2,790	1,293	6,227	9,838
Net increase in net assets resulting from capital transactions	86,992,812	16,495,301	33,194,670	12,052,855
Total increase in net assets	59,670,521	19,003,876	30,893,493	40,753,721
NET ASSETS:
Beginning of year/period	19,003,876	—	62,132,353	21,378,632
End of year/period	$78,674,397	$19,003,876	$93,025,846	$62,132,353
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	525,001	—	429,852	329,852
Shares sold	2,350,000	675,001	350,000	450,000
Shares repurchased	(325,000)	(150,000)	(150,000)	(350,000)
Shares outstanding, end of year/ period	2,550,001	525,001	629,852	429,852

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

149

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares		Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$135,814	$454,618	$3,504,902	$11,230,348
Net realized gain (loss)	(1,221,029)	6,963,424	(57,881,180)	19,452,857
Change in net unrealized appreciation (depreciation)	(5,217,991)	7,183,454	(21,886,692)	(131,010,683)
Net increase (decrease) in net assets resulting from operations	(6,303,206)	14,601,496	(76,262,970)	(100,327,478)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(145,658)	(442,110)	(3,737,554)	(11,417,514)
Total distributions	(145,658)	(442,110)	(3,737,554)	(11,417,514)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,492,966	9,438,486	59,415,409	195,583,973
Cost of shares redeemed	(2,381,686)	(16,664,869)	(131,433,894)	(300,903,869)
Transaction fees (Note 4)	714	3,667	29,023	64,597
Net decrease in net assets resulting from capital transactions	(888,006)	(7,222,716)	(71,989,462)	(105,255,299)
Total increase (decrease) in net assets	(7,336,870)	6,936,670	(151,989,986)	(217,000,291)
NET ASSETS:
Beginning of year/period	28,118,930	21,182,260	350,051,344	567,051,635
End of year/period	$ 20,782,060	$28,118,930	$198,061,358	$350,051,344
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	1,223,646	1,573,646	12,713,688	15,213,688
Shares sold	100,000	400,000	2,750,000	6,100,000
Shares repurchased	(100,000)	(750,000)	(4,400,000)	(8,600,000)
Shares outstanding, end of year/period	1,223,646	1,223,646	11,063,688	12,713,688

The accompanying notes are an integral part of these financial statements.

150

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares		Direxion Daily Travel & Vacation Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$699,689	$2,176,464	$32,315	$163,480
Net realized gain (loss)	16,188,235	(987,306)	857,330	1,604,602
Change in net unrealized appreciation (depreciation)	1,011,720	12,198,564	(1,626,762)	5,228,845
Net increase (decrease) in net assets resulting from operations	17,899,644	13,387,722	(737,117)	6,996,927
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(687,697)	(2,496,925)	(30,653)	(168,744)
Return of capital	—	—	—	(8,988)
Total distributions	(687,697)	(2,496,925)	(30,653)	(177,732)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	55,417,739	62,092,614	—	576,079
Cost of shares redeemed	(72,362,215)	(106,251,996)	(3,857,403)	(10,628,717)
Transaction fees (Note 4)	21,708	31,875	771	2,126
Net decrease in net assets resulting from capital transactions	(16,922,768)	(44,127,507)	(3,856,632)	(10,050,512)
Total increase (decrease) in net assets	289,179	(33,236,710)	(4,624,402)	(3,231,317)
NET ASSETS:
Beginning of year/period	40,222,347	73,459,057	8,493,826	11,725,143
End of year/period	$40,511,526	$40,222,347	$3,869,424	$8,493,826
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/ period	3,507,895	7,107,895	500,001	1,200,001
Shares sold	5,450,000	6,150,000	—	50,000
Shares repurchased	(5,850,000)	(9,750,000)	(200,000)	(750,000)
Shares outstanding, end of year/period	3,107,895	3,507,895	300,001	500,001

The accompanying notes are an integral part of these financial statements.

151

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Uranium Industry Bull 2X Shares
	Six Months Ended April 30, 2025 (Unaudited)	For the Period June 26, 2024[1] through October 31, 2024
OPERATIONS:
Net investment income	$156,312	$27,676
Net realized loss	(3,298,973)	(91,956)
Change in net unrealized appreciation (depreciation)	(1,332,736)	504,773
Net increase (decrease) in net assets resulting from operations	(4,475,397)	440,493
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(337,479)	(16,866)
Total distributions	(337,479)	(16,866)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,574,591	7,469,702
Cost of shares redeemed	(1,871,268)	—
Transaction fees (Note 4)	374	—
Net increase in net assets resulting from capital transactions	3,703,697	7,469,702
Total increase (decrease) in net assets	(1,109,179)	7,893,329
NET ASSETS:
Beginning of year/period	7,893,329	—
End of year/period	$6,784,150	$ 7,893,329
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	325,001	—
Shares sold	325,000	325,001
Shares repurchased	(150,000)	—
Shares outstanding, end of year/period	500,001	325,001

1Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

152

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily AAPL Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$17.00	$0.27	$0.07	$0.34	$(0.28)	$—	$—	$(0.28)	$17.06	2.12%	$34,964	1.04%	1.04%	3.31%	0.92%	0.92%	3.43%	0%
For the Year Ended October 31, 2024	22.85	0.81	(5.86)	(5.05)	(0.80)	—	—	(0.80)	17.00	−22.47%	25,498	1.15%	1.10%	4.09%	0.95%	0.90%	4.29%	0%
For the Year Ended October 31, 2023	26.21	0.91	(3.51)	(2.60)	(0.75)	(0.01)	—	(0.76)	22.85	−9.96%	36,563	1.04%	1.02%	3.94%	0.95%	0.93%	4.03%	0%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.09	1.15	1.24	(0.03)	—	—	(0.03)	26.21	4.95%	13,105	0.98%	2.06%	1.51%	0.95%	2.03%	1.54%	0%
Direxion Daily AMD Bear 1X Shares
For the Period February 12, 2025[8] through April 30, 2025	25.00	0.18	0.44	0.62	(0.09)	—	—	(0.09)	25.53	2.48%	2,553	0.98%	2.08%	3.10%	0.95%	2.05%	3.13%	0%
Direxion Daily AMZN Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	13.79	0.20	(0.64)	(0.44)	(0.22)	—	—	(0.22)	13.13	−2.98%	4,268	1.06%	1.31%	3.36%	0.95%	1.20%	3.47%	0%
For the Year Ended October 31, 2024	19.97	0.66	(6.15)	(5.49)	(0.69)	—	—	(0.69)	13.79	−27.68%	4,137	0.97%	1.43%	4.36%	0.95%	1.41%	4.38%	0%
For the Year Ended October 31, 2023	29.86	0.98	(9.06)	(8.08)	(1.12)	(0.69)	—	(1.81)	19.97	−28.28%	2,996	1.01%	1.27%	3.81%	0.95%	1.21%	3.87%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.07	4.80	4.87	(0.01)	—	—	(0.01)	29.86	19.48%	3,733	0.96%	4.96%	1.68%	0.95%	4.95%	1.69%	0%
Direxion Daily AVGO Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	27.32	0.32	(8.29)	(7.97)	(0.24)	(0.22)	—	(0.46)	18.89	−29.39%	3,778	1.05%	1.44%	3.22%	0.95%	1.34%	3.32%	0%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.06	2.26	2.32	—	—	—	—	27.32	9.28%	2,732	0.95%	8.27%	3.57%	0.95%	8.27%	3.57%	0%
Direxion Daily BA Bear 1X Shares
For the Period April 23, 2025[8] through April 30, 2025	25.00	0.02	(2.93)	(2.91)	—	—	—	—	22.09	−11.63%	2,209	0.95%	2.41%	3.01%	0.95%	2.41%	3.01%	0%
Direxion Daily BRKB Bear 1X Shares
For the Period December 11, 2024[8] through April 30, 2025	25.00	0.32	(3.46)	(3.14)	(0.26)	—	—	(0.26)	21.60	−12.59%	2,700	0.97%	2.11%	3.45%	0.95%	2.09%	3.47%	0%
Direxion Daily GOOGL Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	13.72	0.21	0.33	0.54	(0.22)	—	—	(0.22)	14.04	4.10%	4,913	1.19%	1.46%	3.25%	0.95%	1.22%	3.49%	0%
For the Year Ended October 31, 2024	19.48	0.65	(5.81)	(5.16)	(0.60)	—	—	(0.60)	13.72	−26.68%	4,116	1.02%	1.50%	4.33%	0.95%	1.43%	4.40%	0%
For the Year Ended October 31, 2023	27.66	0.87	(8.19)	(7.32)	(0.86)	—	—	(0.86)	19.48	−26.57%	1,948	1.03%	1.40%	3.76%	0.95%	1.32%	3.84%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	2.61	2.67	(0.01)	—	—	(0.01)	27.66	10.68%	4,150	0.95%	4.89%	1.63%	0.95%	4.89%	1.63%	0%
Direxion Daily LLY Bear 1X Shares
For the Period March 26, 2025[8] through April 30, 2025	25.00	0.08	(2.09)	(2.01)	—	—	—	—	22.99	−8.02%	4,024	0.95%	1.86%	3.26%	0.95%	1.86%	3.26%	0%

The accompanying notes are an integral part of these financial statements.

153

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily META Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$20.66	$0.31	$(0.61)	$(0.30)	$(0.39)	$—	$—	$(0.39)	$19.97	−1.31%	$4,494	1.04%	1.22%	3.30%	0.95%	1.13%	3.39%	0%
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	(4.47)	(4.11)	(0.23)	—	—	(0.23)	20.66	−16.45%	6,198	0.97%	2.14%	4.00%	0.95%	2.12%	4.02%	0%
Direxion Daily MSFT Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	14.33	0.22	—	0.22	(0.26)	—	—	(0.26)	14.29	1.55%	6,073	1.07%	1.29%	3.10%	0.95%	1.17%	3.22%	0%
For the Year Ended October 31, 2024	17.40	0.60	(3.04)	(2.44)	(0.63)	—	—	(0.63)	14.33	−13.83%	7,883	1.00%	1.16%	4.19%	0.95%	1.11%	4.24%	0%
For the Year Ended October 31, 2023	26.71	0.77	(9.39)	(8.62)	(0.68)	(0.01)	—	(0.69)	17.40	−32.53%	5,220	0.99%	1.20%	3.96%	0.95%	1.16%	4.00%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	1.66	1.72	(0.01)	—	—	(0.01)	26.71	6.88%	4,006	0.95%	4.61%	1.67%	0.95%	4.61%	1.67%	0%
Direxion Daily MU Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	25.35	0.40	0.40	0.80	(0.36)	—	—	(0.36)	25.79	3.24%	3,868	1.01%	1.49%	3.19%	0.95%	1.43%	3.25%	0%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.06	0.29	0.35	—	—	—	—	25.35	1.40%	2,535	0.95%	9.03%	3.97%	0.95%	9.03%	3.97%	0%
Direxion Daily NFLX Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	23.29	0.32	(8.45)	(8.13)	(0.33)	—	—	(0.33)	14.83	−35.15%	8,900	0.96%	1.23%	3.51%	0.95%	1.22%	3.52%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	(1.78)	(1.71)	—	—	—	—	23.29	−6.84%	4,657	0.95%	7.64%	3.94%	0.95%	7.64%	3.94%	0%
Direxion Daily NVDA Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	6.66	0.11	0.21	0.32	(0.13)	—	—	(0.13)	6.85	4.84%	40,059	1.12%	1.10%	3.31%	0.95%	0.93%	3.48%	0%
For the Year Ended October 31, 2024	27.28	0.40	(20.49)	(20.09)	(0.50)	(0.03)	—	(0.53)	6.66	−74.61%	29,659	1.10%	1.27%	4.35%	0.95%	1.12%	4.50%	0%
For the Period September 13, 2023[8] through October 31, 2023	25.00	0.10	2.18	2.28	—	—	—	—	27.28	9.12%	11,593	0.95%	1.95%	2.78%	0.95%	1.95%	2.78%	0%
Direxion Daily PANW Bear 1X Shares
For the Period March 26, 2025[8] through April 30, 2025	25.00	0.08	(0.46)	(0.38)	—	—	—	—	24.62	−1.51%	2,462	0.95%	2.17%	2.87%	0.95%	2.17%	2.87%	0%
Direxion Daily PLTR Bear 1X Shares
For the Period December 11, 2024[8] through April 30, 2025	25.00	0.21	(13.61)	(13.40)	(0.16)	—	—	(0.16)	11.44	−53.78%	37,743	1.24%	1.27%	3.32%	0.95%	0.98%	3.61%	0%

The accompanying notes are an integral part of these financial statements.

154

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily TSLA Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$14.20	$0.16	$(4.89)	$(4.73)	$(0.14)	$—	$—	$(0.14)	$9.33	−33.23%	$78,139	1.19%	1.19%	3.31%	0.88%	0.88%	3.62%	0%
For the Year Ended October 31, 2024	23.90	0.67	(9.59)	(8.92)	(0.78)	—	—	(0.78)	14.20	−38.26%	44,022	1.85%	1.85%	3.31%	0.88%	0.88%	4.28%	0%
For the Year Ended October 31, 2023	30.18	0.95	(4.93)	(3.98)	(0.68)	(1.62)	—	(2.30)	23.90	−14.81%	49,603	1.16%	1.11%	3.78%	0.95%	0.90%	3.99%	0%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.10	5.10	5.20	(0.02)	—	—	(0.02)	30.18	20.84%	12,071	0.96%	2.15%	1.52%	0.95%	2.14%	1.53%	0%
Direxion Daily TSM Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	22.82	0.36	0.75	1.11	(0.43)	—	—	(0.43)	23.50	5.07%	2,938	1.12%	1.53%	3.25%	0.95%	1.36%	3.42%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	(2.25)	(2.18)	—	—	—	—	22.82	−8.72%	3,993	0.95%	6.18%	4.12%	0.95%	6.18%	4.12%	0%
Direxion Daily XOM Bear 1X Shares
For the Period April 23, 2025[8] through April 30, 2025	25.00	0.01	0.64	0.65	—	—	—	—	25.65	2.59%	2,565	0.95%	2.29%	2.72%	0.95%	2.29%	2.72%	0%
Direxion Daily S&P 500® Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	11.38	0.22	0.14	0.36	(0.22)	—	—	(0.22)	11.52	3.33%	170,569	0.48%	0.53%	3.89%	0.45%	0.50%	3.92%	0%
For the Year Ended October 31, 2024	15.24	0.55	(3.75)	(3.20)	(0.66)	—	—	(0.66)	11.38	−21.21%	147,308	0.50%	0.56%	4.68%	0.45%	0.51%	4.73%	0%
For the Year Ended October 31, 2023	16.50	0.60	(1.16)	(0.56)	(0.70)	—	—	(0.70)	15.24	−3.26%	296,394	0.48%	0.53%	4.07%	0.45%	0.50%	4.10%	0%
For the Year Ended October 31, 2022	14.64	0.13	1.76	1.89	(0.03)	—	—	(0.03)	16.50	12.88%	613,802	0.49%	0.55%	0.84%	0.45%	0.51%	0.88%	0%
For the Year Ended October 31, 2021	21.28	(0.07)	(6.57)	(6.64)	—	—	—	—	14.64	−31.20%	123,669	0.45%	0.51%	(0.42)%	0.45%	0.51%	(0.42)%	0%
For the Year Ended October 31, 2020	26.03	(0.06)	(4.60)	(4.66)	(0.05)	—	(0.04)	(0.09)	21.28	−17.95%	175,571	0.45%	0.56%	(0.24)%	0.45%	0.56%	(0.24)%	0%
Direxion Daily Crypto Industry Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	25.93	0.46	0.05	0.51	(0.44)	—	—	(0.44)	26.00	2.15%	3,250	0.59%	1.79%	3.83%	0.45%	1.65%	3.97%	0%
For the Period July 17, 2024[8] through October 31, 2024	25.00	0.34	0.90	1.24	(0.31)	—	—	(0.31)	25.93	4.92%	2,593	1.03%	3.91%	4.28%	0.45%	3.33%	4.86%	0%
Direxion Daily Magnificent 7 Bear 1X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	19.62	0.34	(0.62)	(0.28)	(0.28)	—	—	(0.28)	19.06	−1.31%	9,052	0.58%	1.56%	3.81%	0.45%	1.43%	3.94%	0%
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.71	(5.36)	(4.65)	(0.73)	—	—	(0.73)	19.62	−18.69%	2,453	0.46%	1.88%	4.96%	0.45%	1.87%	4.97%	0%

The accompanying notes are an integral part of these financial statements.

155

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily AAPL Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$35.34	$0.47	$(6.35)	$(5.88)	$(0.54)	$(4.63)	$—	$(5.17)	$24.29	−21.56%	$84,998	1.20%	1.20%	3.01%	0.87%	0.87%	3.34%	0%
For the Year Ended October 31, 2024	23.32	0.92	11.94	12.86	(0.84)	—	—	(0.84)	35.34	55.72%	98,080	1.29%	1.27%	2.99%	0.89%	0.87%	3.39%	30%
For the Year Ended October 31, 2023	21.87	0.71	1.23	1.94	(0.49)	—	—	(0.49)	23.32	8.95%	34,981	1.21%	1.20%	2.90%	0.95%	0.94%	3.16%	4%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.06	(3.18)	(3.12)	(0.01)	—	—	(0.01)	21.87	−12.48%	7,108	0.95%	2.40%	1.20%	0.95%	2.40%	1.20%	9%
Direxion Daily AMD Bull 2X Shares
For the Period February 12, 2025[8] through April 30, 2025	25.00	0.13	(8.33)	(8.20)	(0.06)	—	—	(0.06)	16.74	−32.88%	3,766	0.95%	1.77%	3.35%	0.95%	1.77%	3.35%	43%
Direxion Daily AMZN Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	32.01	0.56	(4.61)	(4.05)	(0.48)	(0.54)	—	(1.02)	26.94	−13.83%	195,309	1.02%	1.02%	3.02%	0.86%	0.86%	3.18%	33%
For the Year Ended October 31, 2024	23.04	1.06	9.23	10.29	(0.98)	(0.34)	—	(1.32)	32.01	45.02%	158,437	1.09%	1.08%	3.32%	0.87%	0.86%	3.54%	0%
For the Year Ended October 31, 2023	17.89	0.61	4.96	5.57	(0.42)	—	—	(0.42)	23.04	31.53%	42,043	1.21%	1.19%	3.00%	0.95%	0.93%	3.26%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(7.15)	(7.10)	(0.01)	—	—	(0.01)	17.89	−28.42%	6,262	0.95%	5.02%	1.43%	0.95%	5.02%	1.43%	0%
Direxion Daily AVGO Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	20.53	0.39	(1.05)	(0.66)	(0.21)	—	—	(0.21)	19.66	−3.39%	60,457	1.06%	1.01%	3.41%	0.95%	0.90%	3.52%	23%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.04	(4.51)	(4.47)	—	—	—	—	20.53	−17.88%	4,105	0.95%	6.77%	3.15%	0.95%	6.77%	3.15%	0%
Direxion Daily BA Bull 2X Shares
For the Period April 23, 2025[8] through April 30, 2025	25.00	0.01	6.54	6.55	—	—	—	—	31.55	26.21%	3,944	0.95%	2.08%	1.68%	0.95%	2.08%	1.68%	0%
Direxion Daily BRKB Bull 2X Shares
For the Period December 11, 2024[8] through April 30, 2025	25.00	0.27	5.96	6.23	(0.09)	—	—	(0.09)	31.14	24.92%	46,715	1.09%	1.19%	2.49%	0.95%	1.05%	2.63%	14%
Direxion Daily GOOGL Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	39.20	0.64	(9.45)	(8.81)	(0.56)	(0.39)	—	(0.95)	29.44	−23.26%	217,154	1.07%	1.07%	3.40%	0.86%	0.86%	3.61%	0%
For the Year Ended October 31, 2024	27.11	1.20	11.89	13.09	(1.00)	—	—	(1.00)	39.20	48.48%	153,851	1.17%	1.15%	3.25%	0.89%	0.87%	3.53%	52%
For the Year Ended October 31, 2023	20.42	0.70	6.52	7.22	(0.53)	—	—	(0.53)	27.11	35.52%	34,568	1.23%	1.24%	2.68%	0.95%	0.96%	2.96%	10%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(4.62)	(4.57)	(0.01)	—	—	(0.01)	20.42	−18.30%	4,593	0.95%	5.02%	1.48%	0.95%	5.02%	1.48%	0%
Direxion Daily LLY Bull 2X Shares
For the Period March 26, 2025[8] through April 30, 2025	25.00	0.06	1.52	1.58	—	—	—	—	26.58	6.32%	3,987	0.95%	2.24%	2.90%	0.95%	2.24%	2.90%	0%

The accompanying notes are an integral part of these financial statements.

156

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily META Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$32.45	$0.50	$(6.39)	$(5.89)	$(0.43)	$—	$—	$(0.43)	$26.13	−18.49%	$94,736	1.34%	1.27%	3.01%	0.95%	0.88%	3.40%	0%
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	7.30	7.66	(0.21)	—	—	(0.21)	32.45	30.64%	52,737	1.21%	1.45%	3.00%	0.95%	1.19%	3.26%	9%
Direxion Daily MSFT Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	38.86	0.60	(5.15)	(4.55)	(0.65)	(1.36)	—	(2.01)	32.30	−12.96%	142,930	0.92%	0.92%	3.33%	0.86%	0.86%	3.39%	0%
For the Year Ended October 31, 2024	34.35	1.39	4.43	5.82	(1.31)	—	—	(1.31)	38.86	16.45%	159,322	1.19%	1.16%	3.20%	0.89%	0.86%	3.50%	0%
For the Year Ended October 31, 2023	21.54	0.99	12.47	13.46	(0.65)	—	—	(0.65)	34.35	62.95%	42,933	1.18%	1.18%	3.07%	0.95%	0.95%	3.30%	59%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(3.50)	(3.45)	(0.01)	—	—	(0.01)	21.54	−13.82%	3,231	0.95%	5.19%	1.31%	0.95%	5.19%	1.31%	0%
Direxion Daily MU Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	23.55	0.25	(13.73)	(13.48)	(0.17)	—	—	(0.17)	9.90	−57.51%	21,788	1.08%	1.09%	3.14%	0.95%	0.96%	3.27%	95%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.05	(1.50)	(1.45)	—	—	—	—	23.55	−5.80%	5,298	0.95%	4.85%	2.98%	0.95%	4.85%	2.98%	0%
Direxion Daily NFLX Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	27.61	0.53	26.42	26.95	(0.36)	(0.06)	—	(0.42)	54.14	98.10%	59,555	1.34%	1.34%	2.65%	0.95%	0.95%	3.04%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.06	2.55	2.61	—	—	—	—	27.61	10.44%	5,522	0.95%	6.29%	2.88%	0.95%	6.29%	2.88%	0%
Direxion Daily NVDA Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	109.29	1.08	(46.24)	(45.16)	(1.07)	(13.88)	—	(14.95)	49.18	−48.09%	438,909	1.27%	1.27%	2.66%	0.84%	0.84%	3.09%	0%
For the Year Ended October 31, 2024	21.31	2.37	87.03	89.40	(1.42)	—	—	(1.42)	109.29	423.18%	655,747	1.52%	1.51%	2.78%	0.87%	0.86%	3.43%	12%
For the Period September 13, 2023[8] through October 31, 2023	25.00	0.11	(3.80)	(3.69)	—	—	—	—	21.31	−14.76%	13,850	0.95%	1.89%	3.47%	0.95%	1.89%	3.47%	114%
Direxion Daily PANW Bull 2X Shares
For the Period March 26, 2025[8] through April 30, 2025	25.00	0.06	(1.99)	(1.93)	—	—	—	—	23.07	−7.73%	4,037	0.95%	2.30%	3.07%	0.95%	2.30%	3.07%	0%
Direxion Daily PLTR Bull 2X Shares
For the Period December 11, 2024[8] through April 30, 2025	25.00	0.38	25.66	26.04	(0.15)	—	—	(0.15)	50.89	104.38%	379,106	1.09%	1.09%	3.09%	0.88%	0.88%	3.30%	28%

The accompanying notes are an integral part of these financial statements.

157

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily TSLA Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$11.86	$0.26	$(1.36)	$(1.10)	$(0.22)	$(0.30)	$—	$(0.52)	$10.24	−11.87%	$5,092,683	1.08%	1.17%	3.40%	0.76%	0.85%	3.72%	100%
For the Year Ended October 31, 2024	10.95	0.37	1.18	1.55	(0.37)	(0.27)	—	(0.64)	11.86	14.26%	2,276,052	1.11%	1.11%	3.60%	0.84%	0.84%	3.87%	77%
For the Year Ended October 31, 2023	16.64	0.40	(5.76)	(5.36)	(0.29)	(0.04)	—	(0.33)	10.95	−32.56%	752,509	1.19%	1.19%	2.98%	0.86%	0.86%	3.31%	72%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.07	(8.42)	(8.35)	(0.01)	—	—	(0.01)	16.64	−33.40%	100,286	0.98%	1.15%	1.55%	0.95%	1.12%	1.58%	33%
Direxion Daily TSM Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	28.63	0.40	(10.47)	(10.07)	(0.29)	—	—	(0.29)	18.27	−35.49%	102,336	1.03%	1.01%	3.37%	0.90%	0.88%	3.50%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	3.56	3.63	—	—	—	—	28.63	14.52%	22,190	0.95%	2.47%	3.51%	0.95%	2.47%	3.51%	0%
Direxion Daily XOM Bull 2X Shares
For the Period April 23, 2025[8] through April 30, 2025	25.00	0.01	(1.31)	(1.30)	—	—	—	—	23.70	−5.21%	2,370	0.95%	2.29%	1.91%	0.95%	2.29%	1.91%	0%
Direxion Daily CSI 300 China A Share Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	15.94	0.24	(2.69)	(2.45)	(0.22)	—	—	(0.22)	13.27	−15.48%	149,298	0.94%	0.94%	3.33%	0.87%	0.87%	3.40%	17%
For the Year Ended October 31, 2024	14.87	0.38	1.11	1.49	(0.42)	—	—	(0.42)	15.94	10.56%	332,273	0.98%	0.98%	2.63%	0.90%	0.90%	2.71%	22%
For the Year Ended October 31, 2023	15.05	0.41	(0.20)	0.21	(0.39)	—	—	(0.39)	14.87	0.88%	57,246	1.02%	1.02%	2.09%	0.91%	0.91%	2.20%	57%
For the Year Ended October 31, 2022	39.31	0.13	(23.61)	(23.48)	(0.09)	(0.69)	—	(0.78)	15.05	−60.95%	39,119	0.92%	0.92%	0.46%	0.90%	0.90%	0.48%	83%
For the Year Ended October 31, 2021	32.67	(0.17)	6.81	6.64	—	—	—	—	39.31	20.32%	117,919	0.90%	0.89%	(0.42)%	0.89%	0.88%	(0.41)%	123%
For the Year Ended October 31, 2020	21.50	0.05	11.21	11.26	(0.08)	—	(0.01)	(0.09)	32.67	52.60%	96,388	1.01%	1.00%	0.19%	0.95%	0.94%	0.25%	0%
Direxion Daily CSI China Internet Index Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	38.99	0.80	(3.28)	(2.48)	(1.08)	—	—	(1.08)	35.43	−6.21%	257,753	1.50%	1.50%	4.28%	0.87%	0.87%	4.91%	76%
For the Year Ended October 31, 2024	31.19	0.81	7.84	8.65	(0.85)	—	—	(0.85)	38.99	28.26%	375,264	1.12%	1.12%	2.49%	0.86%	0.86%	2.75%	105%
For the Year Ended October 31, 2023	22.27	0.71	8.62	9.33	(0.41)	—	—	(0.41)	31.19	41.58%	320,424	1.05%	1.05%	1.67%	0.88%	0.88%	1.84%	186%
For the Year Ended October 31, 2022	194.10	(0.30)	(171.53)	(171.83)	—	—	—	—	22.27	−88.53%	161,974	0.93%	0.93%	(0.42)%	0.89%	0.89%	(0.38)%	142%
For the Year Ended October 31, 2021	539.10	(2.20)	(342.80)	(345.00)	—	—	—	—	194.10	−64.00%	314,433	0.89%	0.88%	(0.70)%	0.89%	0.88%	(0.70)%	23%
For the Year Ended October 31, 2020	241.90	(0.30)	298.50	298.20	(0.60)	—	(0.40)	(1.00)	539.10	123.61%	56,608	1.00%	1.01%	(0.09)%	0.95%	0.96%	(0.04)%	40%

The accompanying notes are an integral part of these financial statements.

158

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily S&P 500® Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$140.37	$0.56	$(13.06)	$(12.50)	$(0.48)	$—	$—	$(0.48)	$127.39	−8.94%	$131,629	0.95%	1.01%	0.77%	0.60%	0.66%	1.12%	21%
For the Year Ended October 31, 2024	80.61	1.05	59.73	60.78	(1.02)	—	—	(1.02)	140.37	75.63%	152,057	0.98%	1.03%	0.90%	0.60%	0.65%	1.28%	20%
For the Year Ended October 31, 2023	73.38	0.81	7.59	8.40	(1.17)	—	—	(1.17)	80.61	11.50%	216,302	0.80%	0.87%	0.93%	0.60%	0.67%	1.13%	76%
For the Year Ended October 31, 2022	111.86	0.75	(36.02)	(35.27)	(0.94)	(2.27)	—	(3.21)	73.38	−32.51%	50,139	0.61%	0.71%	0.82%	0.60%	0.70%	0.83%	72%
For the Year Ended October 31, 2021	61.16	0.77	55.98	56.75	(0.69)	(5.36)	—	(6.05)	111.86	98.25%	59,648	0.60%	0.72%	0.85%	0.60%	0.72%	0.85%	42%
For the Year Ended October 31, 2020	59.28	0.69	2.15	2.84	(0.75)	(0.21)	—	(0.96)	61.16	4.75%	17,324	0.63%	0.88%	1.20%	0.60%	0.85%	1.23%	105%
Direxion Daily MSCI Brazil Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	61.40	1.50	(4.23)	(2.73)	(1.52)	—	—	(1.52)	57.15	−3.56%	129,076	1.03%	1.03%	5.94%	0.92%	0.92%	6.05%	0%
For the Year Ended October 31, 2024	72.18	4.01	(10.88)	(6.87)	(3.91)	—	—	(3.91)	61.40	−10.66%	107,985	1.15%	1.15%	5.13%	0.91%	0.91%	5.37%	42%
For the Year Ended October 31, 2023	86.38	3.78	(14.29)	(10.51)	(3.69)	—	—	(3.69)	72.18	−12.28%	101,669	1.43%	1.43%	5.09%	0.93%	0.93%	5.59%	32%
For the Year Ended October 31, 2022	67.24	5.75	18.05	23.80	(4.66)	—	—	(4.66)	86.38	37.79%	138,954	0.98%	0.98%	7.16%	0.92%	0.92%	7.22%	54%
For the Year Ended October 31, 2021	61.66	0.56	5.94	6.50	(0.64)	—	(0.28)	(0.92)	67.24	9.83%	185,492	0.91%	0.91%	0.55%	0.91%	0.91%	0.55%	25%
For the Year Ended October 31, 2020	1116.50	1.54	(1,049.80)	(1,048.26)	(5.28)	—	(1.30)	(6.58)	61.66	−94.40%	160,853	1.05%	1.05%	1.01%	0.95%	0.95%	1.11%	232%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	26.48	0.54	(2.72)	(2.18)	(0.44)	(2.23)	—	(2.67)	21.63	−8.76%	2,704	0.95%	2.12%	4.80%	0.95%	2.12%	4.80%	0%
For the Period February 7, 2024[8] through October 31, 2024	25.00	0.34	1.55	1.89	(0.41)	—	—	(0.41)	26.48	7.48%	3,310	0.95%	2.68%	1.74%	0.95%	2.68%	1.74%	63%
Direxion Daily MSCI India Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	65.73	0.61	(5.49)	(4.88)	(0.54)	(0.77)	—	(1.31)	59.54	−7.52%	86,316	1.15%	1.15%	2.11%	0.90%	0.90%	2.36%	56%
For the Year Ended October 31, 2024	45.46	0.76	20.34	21.10	(0.83)	—	—	(0.83)	65.73	46.52%	95,288	1.39%	1.39%	1.18%	0.89%	0.89%	1.68%	0%
For the Year Ended October 31, 2023	47.61	0.84	(2.29)	(1.45)	(0.70)	—	—	(0.70)	45.46	−3.02%	56,812	1.03%	1.03%	1.84%	0.92%	0.92%	1.95%	8%
For the Year Ended October 31, 2022	61.91	1.54	(14.44)	(12.90)	(1.40)	—	—	(1.40)	47.61	−21.15%	52,361	0.95%	0.95%	2.89%	0.92%	0.92%	2.92%	0%
For the Year Ended October 31, 2021	30.67	(0.41)	31.65	31.24	—	—	—	—	61.91	101.86%	92,846	0.92%	0.91%	(0.83)%	0.91%	0.90%	(0.82)%	11%
For the Year Ended October 31, 2020	66.74	(0.14)	(35.92)	(36.06)	(0.01)	—	(0.00)[9]	(0.01)	30.67	−54.04%	84,346	0.99%	0.98%	(0.46)%	0.95%	0.94%	(0.42)%	157%
Direxion Daily AI and Big Data Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	29.90	0.04	(1.88)	(1.84)	(0.02)	(0.43)	—	(0.45)	27.61	−6.55%	10,353	1.09%	1.30%	0.25%	0.95%	1.16%	0.39%	27%
For the Period May 15, 2024[8] through October 31, 2024	25.00	0.02	4.92	4.94	(0.04)	—	—	(0.04)	29.90	19.76%	7,475	1.07%	1.85%	0.12%	0.95%	1.73%	0.24%	51%

The accompanying notes are an integral part of these financial statements.

159

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily AI and Big Data Bear 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$19.40	$0.29	$(3.54)	$(3.25)	$(0.29)	$—	$—	$(0.29)	$15.86	−16.66%	$1,983	0.95%	2.49%	3.55%	0.95%	2.49%	3.55%	0%
For the Period May 15, 2024[8] through October 31, 2024	25.00	0.44	(5.66)	(5.22)	(0.38)	—	—	(0.38)	19.40	−20.95%	2,425	0.99%	3.27%	4.42%	0.95%	3.23%	4.46%	0%
Direxion Daily Cloud Computing Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	11.30	0.02	0.65	0.67	(0.01)	—	—	(0.01)	11.96	5.83%	5,680	1.11%	1.63%	0.30%	0.95%	1.47%	0.46%	32%
For the Year Ended October 31, 2024	7.55	0.01	3.74	3.75	—	—	—	—	11.30	49.67%	4,804	1.19%	1.84%	0.10%	0.95%	1.60%	0.34%	20%
For the Year Ended October 31, 2023	7.05	(0.02)	0.52	0.50	—	—	—	—	7.55	7.09%	6,414	1.22%	1.79%	(0.21)%	0.95%	1.52%	0.06%	30%
For the Year Ended October 31, 2022	32.12	(0.07)	(23.98)	(24.05)	—	(1.02)	—	(1.02)	7.05	−77.03%	7,759	0.96%	1.24%	(0.54)%	0.95%	1.23%	(0.53)%	16%
For the Period January 8, 2021[8] through October 31, 2021	25.00	(0.18)	7.30	7.12	—	—	—	—	32.12	28.48%	27,301	0.95%	1.03%	(0.82)%	0.95%	1.03%	(0.82)%	19%
Direxion Daily Crypto Industry Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	21.36	0.04	(6.30)	(6.26)	(0.04)	—	—	(0.04)	15.06	−29.35%	3,389	1.14%	1.88%	0.33%	0.95%	1.69%	0.52%	29%
For the Period July 14, 2024[8] through October 31, 2024	25.00	0.05	(3.64)	(3.59)	(0.05)	—	—	(0.05)	21.36	−14.33%	2,671	0.95%	4.58%	0.89%	0.95%	4.58%	0.89%	47%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	17.54	0.18	(1.28)	(1.10)	(0.24)	—	—	(0.24)	16.20	−6.64%	2,834	1.29%	2.17%	1.73%	0.95%	1.83%	2.07%	66%
For the Year Ended October 31, 2024	35.28	0.57	(17.62)	(17.05)	(0.69)	—	—	(0.69)	17.54	−48.89%	4,823	1.01%	1.83%	2.57%	0.95%	1.77%	2.63%	59%
For the Year Ended October 31, 2023	95.20	1.67	(60.57)	(58.90)	(1.02)	—	—	(1.02)	35.28	−62.32%	4,408	1.14%	1.94%	2.61%	0.95%	1.75%	2.80%	137%
For the Period August 11, 2022[8] through October 31, 2022	250.00	0.00[9]	(154.80)	(154.80)	—	—	—	—	95.20	−61.92%	2,855	0.95%	4.74%	(0.11)%	0.95%	4.74%	(0.11)%	74%
Direxion Daily Energy Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	59.88	0.72	(13.22)	(12.50)	(0.76)	—	—	(0.76)	46.62	−21.15%	189,462	1.25%	1.25%	2.43%	0.90%	0.90%	2.78%	6%
For the Year Ended October 31, 2024	58.76	1.67	1.14	2.81	(1.69)	—	—	(1.69)	59.88	4.67%	309,210	1.27%	1.27%	2.70%	0.89%	0.89%	3.08%	18%
For the Year Ended October 31, 2023	70.96	1.77	(12.22)	(10.45)	(1.75)	—	—	(1.75)	58.76	−14.68%	368,050	1.22%	1.22%	2.85%	0.91%	0.91%	3.16%	6%
For the Year Ended October 31, 2022	31.63	1.24	39.43	40.67	(1.34)	—	—	(1.34)	70.96	130.82%	558,028	1.03%	1.03%	2.62%	0.92%	0.92%	2.73%	8%
For the Year Ended October 31, 2021	8.45	0.51	23.20	23.71	(0.53)	—	—	(0.53)	31.63	283.45%	599,755	0.95%	0.93%	2.31%	0.94%	0.92%	2.32%	36%
For the Year Ended October 31, 2020	143.60	0.52	(134.67)	(134.15)	(1.00)	—	—	(1.00)	8.45	−93.97%	257,498	0.98%	1.00%	2.80%	0.95%	0.97%	2.83%	72%

The accompanying notes are an integral part of these financial statements.

160

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Energy Bear 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$23.95	$0.38	$1.87	$2.25	$(0.44)	$—	$—	$(0.44)	$25.76	9.81%	$17,140	1.13%	1.18%	3.28%	0.95%	1.00%	3.46%	0%
For the Year Ended October 31, 2024	27.54	1.00	(3.41)	(2.41)	(1.18)	—	—	(1.18)	23.95	−8.61%	23,114	1.19%	1.23%	4.13%	0.95%	0.99%	4.37%	0%
For the Year Ended October 31, 2023	28.94	1.03	(1.41)	(0.38)	(1.02)	—	—	(1.02)	27.54	−1.57%	26,584	1.14%	1.13%	3.59%	0.95%	0.94%	3.78%	0%
For the Year Ended October 31, 2022	109.90	0.11	(81.07)	(80.96)	—	—	—	—	28.94	−73.67%	39,513	1.00%	1.03%	0.22%	0.95%	0.98%	0.27%	0%
For the Year Ended October 31, 2021	735.70	(1.70)	(624.10)	(625.80)	—	—	—	—	109.90	−85.06%	39,105	0.95%	0.99%	(0.93)%	0.95%	0.99%	(0.93)%	0%
For the Year Ended October 31, 2020	506.10	(1.90)	233.80	231.90	(1.50)	—	(0.80)	(2.30)	735.70	45.80%	33,626	1.00%	1.09%	(0.32)%	0.95%	1.04%	(0.27)%	0%
Direxion Daily Gold Miners Index Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	50.38	0.42	18.08	18.50	(0.39)	—	—	(0.39)	68.49	37.20%	489,803	1.70%	1.70%	1.76%	0.86%	0.86%	2.60%	34%
For the Year Ended October 31, 2024	28.57	0.70	21.82	22.52	(0.71)	—	—	(0.71)	50.38	79.97%	566,837	1.54%	1.54%	1.88%	0.85%	0.85%	2.57%	48%
For the Year Ended October 31, 2023	24.97	0.71	3.38	4.09	(0.49)	—	—	(0.49)	28.57	16.06%	468,632	1.20%	1.20%	2.00%	0.86%	0.86%	2.34%	108%
For the Year Ended October 31, 2022	49.07	0.25	(24.35)	(24.10)	—	—	—	—	24.97	−49.11%	375,908	0.89%	0.89%	0.56%	0.87%	0.87%	0.58%	117%
For the Year Ended October 31, 2021	76.72	(0.30)	(27.35)	(27.65)	—	—	—	—	49.07	−36.04%	750,864	0.86%	0.86%	(0.49)%	0.86%	0.86%	(0.49)%	71%
For the Year Ended October 31, 2020	158.15	(0.22)	(80.50)	(80.72)	(0.37)	—	(0.34)	(0.71)	76.72	−51.26%	1,032,006	1.07%	1.07%	(0.23)%	0.90%	0.90%	(0.06)%	333%
Direxion Daily Gold Miners Index Bear 2X Shares[10]
For the Six Months Ended April 30, 2025 (Unaudited)	51.59	0.89	(13.84)	(12.95)	(9.00)	—	—	(9.00)	29.64	−41.42%	124,232	0.98%	0.98%	3.86%	0.87%	0.87%	3.97%	0%
For the Year Ended October 31, 2024	134.30	3.32	(82.33)	(79.01)	(3.70)	—	—	(3.70)	51.59	−59.86%	94,983	1.17%	1.17%	4.37%	0.87%	0.87%	4.67%	0%
For the Year Ended October 31, 2023	237.00	4.10	(102.90)	(98.80)	(3.90)	—	—	(3.90)	134.30	−41.52%	169,396	1.47%	1.47%	3.42%	0.88%	0.88%	4.01%	0%
For the Year Ended October 31, 2022	206.00	(0.30)	31.30	31.00	—	—	—	—	237.00	15.05%	86,749	1.10%	1.09%	(0.14)%	0.92%	0.91%	0.04%	0%
For the Year Ended October 31, 2021	200.80	(1.70)	6.90	5.20	—	—	—	—	206.00	2.59%	64,076	0.87%	0.88%	(0.85)%	0.87%	0.88%	(0.85)%	0%
For the Year Ended October 31, 2020	1697.50	1.00	(1,487.20)	(1,486.20)	(6.30)	—	(4.20)	(10.50)	200.80	−88.01%	101,595	0.93%	0.93%	0.20%	0.91%	0.91%	0.22%	0%
Direxion Daily Junior Gold Miners Index Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	52.09	0.73	16.36	17.09	(0.85)	—	—	(0.85)	68.33	33.11%	272,871	1.88%	1.88%	3.02%	0.85%	0.85%	4.05%	0%
For the Year Ended October 31, 2024	26.90	0.75	25.26	26.01	(0.82)	—	—	(0.82)	52.09	98.36%	322,598	1.58%	1.58%	2.07%	0.83%	0.83%	2.82%	22%
For the Year Ended October 31, 2023	25.93	0.64	0.76	1.40	(0.43)	—	—	(0.43)	26.90	5.10%	309,198	1.21%	1.21%	1.84%	0.85%	0.85%	2.20%	98%
For the Year Ended October 31, 2022	67.05	0.28	(41.40)	(41.12)	—	—	—	—	25.93	−61.33%	226,686	0.86%	0.86%	0.55%	0.85%	0.85%	0.56%	140%
For the Year Ended October 31, 2021	117.16	(0.08)	(49.69)	(49.77)	—	—	(0.34)	(0.34)	67.05	−42.53%	515,810	0.85%	0.85%	(0.09)%	0.84%	0.84%	(0.08)%	67%
For the Year Ended October 31, 2020	695.10	(0.55)	(577.27)	(577.82)	(0.10)	—	(0.02)	(0.12)	117.16	−83.11%	672,880	1.02%	1.02%	(0.32)%	0.87%	0.87%	(0.17)%	312%

The accompanying notes are an integral part of these financial statements.

161

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily Junior Gold Miners Index Bear 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$23.40	$0.40	$(19.57)	$(19.17)	$(0.41)	$—	$—	$(0.41)	$3.82	−43.76%	$81,284	0.98%	0.98%	3.96%	0.88%	0.88%	4.06%	0%
For the Year Ended October 31, 2024	76.00	1.81	(52.35)	(50.54)	(2.06)	—	—	(2.06)	23.40	−67.68%	54,936	1.29%	1.29%	4.26%	0.85%	0.85%	4.70%	0%
For the Year Ended October 31, 2023	134.70	2.40	(58.70)	(56.30)	(2.40)	—	—	(2.40)	76.00	−41.65%	126,357	1.38%	1.38%	3.46%	0.87%	0.87%	3.97%	0%
For the Year Ended October 31, 2022	110.00	(0.10)	24.80	24.70	—	—	—	—	134.70	22.45%	113,621	1.08%	1.08%	(0.05)%	0.89%	0.89%	0.14%	0%
For the Year Ended October 31, 2021	117.20	(0.90)	(6.30)	(7.20)	—	—	—	—	111.00	−6.14%	75,675	0.87%	0.87%	(0.84)%	0.87%	0.87%	(0.84)%	0%
For the Year Ended October 31, 2020	3357.50	0.00[9]	(3,222.10)	(3,222.10)	(11.10)	—	(7.10)	(18.20)	117.20	−96.42%	83,570	0.93%	0.93%	0.01%	0.91%	0.91%	0.03%	0%
Direxion Daily Magnificent 7 Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	36.20	0.11	(4.29)	(4.18)	(0.08)	(1.09)	—	(1.17)	30.85	−12.75%	78,674	1.03%	1.03%	0.55%	0.95%	0.95%	0.63%	164%
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.16	11.20	11.36	(0.16)	—	—	(0.16)	36.20	45.46%	19,004	1.07%	1.44%	0.76%	0.95%	1.32%	0.88%	267%
Direxion Daily NYSE FANG+ Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	144.54	1.06	2.95	4.01	(0.86)	—	—	(0.86)	147.69	2.72%	93,026	1.40%	1.36%	1.29%	0.95%	0.91%	1.74%	9%
For the Year Ended October 31, 2024	64.81	1.60	79.67	81.27	(1.54)	—	—	(1.54)	144.54	125.89%	62,132	1.50%	1.47%	1.33%	0.95%	0.92%	1.88%	92%
For the Year Ended October 31, 2023	43.60	0.68	21.00	21.68	(0.47)	—	—	(0.47)	64.81	49.68%	21,379	1.41%	1.52%	1.24%	0.95%	1.06%	1.70%	84%
For the Year Ended October 31, 2022	296.50	(0.30)	(240.80)	(241.10)	—	(11.70)	(0.10)	(11.80)	43.60	−84.62%	12,640	0.96%	1.15%	(0.39)%	0.95%	1.14%	(0.38)%	170%
For the Period September 30, 2021 through October 31, 2021	250.00	(0.20)	46.70	46.50	—	—	—	—	296.50	18.60%	7,413	0.95%	3.72%	(0.94)%	0.95%	3.72%	(0.94)%	20%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	22.98	0.12	(5.99)	(5.87)	(0.13)	—	—	(0.13)	16.98	−25.69%	20,782	1.30%	1.33%	1.05%	0.95%	0.98%	1.40%	14%
For the Year Ended October 31, 2024	13.46	0.30	9.51	9.81	(0.29)	—	—	(0.29)	22.98	72.90%	28,119	1.41%	1.42%	1.36%	0.95%	0.96%	1.82%	0%
For the Year Ended October 31, 2023	11.34	0.15	2.04	2.19	(0.07)	—	—	(0.07)	13.46	19.17%	21,182	1.52%	1.57%	0.87%	0.95%	1.00%	1.44%	0%
For the Year Ended October 31, 2022	49.81	(0.13)	(37.36)	(37.49)	—	(0.98)	—	(0.98)	11.34	−76.73%	11,043	0.96%	1.01%	(0.54)%	0.95%	1.00%	(0.53)%	0%
For the Year Ended October 31, 2021	33.43	(0.38)	23.19	22.81	(2.81)	(3.62)	—	(6.43)	49.81	73.55%	46,003	0.96%	0.95%	(0.88)%	0.95%	0.94%	(0.87)%	11%
For the Year Ended October 31, 2020	22.74	(0.13)	10.85	10.72	(0.03)	—	—	(0.03)	33.43	47.15%	44,245	1.03%	1.10%	(0.56)%	0.95%	1.02%	(0.48)%	93%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	27.53	0.32	(9.61)	(9.29)	(0.34)	—	—	(0.34)	17.90	−34.13%	198,061	1.10%	1.10%	2.35%	0.92%	0.92%	2.53%	34%
For the Year Ended October 31, 2024	37.27	0.85	(9.74)	(8.89)	(0.85)	—	—	(0.85)	27.53	−24.28%	350,051	1.43%	1.43%	2.49%	0.91%	0.91%	3.01%	36%
For the Year Ended October 31, 2023	46.24	0.84	(9.04)	(8.20)	(0.77)	—	—	(0.77)	37.27	−17.42%	567,052	1.42%	1.42%	2.41%	0.92%	0.92%	2.91%	48%
For the Year Ended October 31, 2022	27.58	0.19	18.64	18.83	(0.17)	—	—	(0.17)	46.24	68.43%	800,618	1.18%	1.18%	0.56%	0.93%	0.93%	0.81%	55%
For the Year Ended October 31, 2021	4.88	(0.04)	22.76	22.72	(0.02)	—	(0.00)[9]	(0.02)	27.58	465.94%	891,290	0.95%	0.93%	(0.25)%	0.94%	0.92%	(0.24)%	194%
For the Year Ended October 31, 2020	270.40	0.05	(264.84)	(264.79)	(0.73)	—	—	(0.73)	4.88	−98.19%	342,250	0.97%	1.00%	0.47%	0.95%	0.98%	0.49%	315%

The accompanying notes are an integral part of these financial statements.

162

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[6]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$11.47	$0.16	$1.56	$1.72	$(0.15)	$—	$—	$(0.15)	$13.04	15.22%	$40,512	1.38%	1.39%	3.01%	0.95%	0.96%	3.44%	0%
For the Year Ended October 31, 2024	10.33	0.44	1.23	1.67	(0.53)	—	—	(0.53)	11.47	17.12%	40,222	1.23%	1.23%	4.22%	0.95%	0.95%	4.50%	0%
For the Year Ended October 31, 2023	12.44	0.45	(2.07)	(1.62)	(0.49)	—	—	(0.49)	10.33	−14.02%	73,459	1.24%	1.24%	3.58%	0.95%	0.95%	3.87%	0%
For the Year Ended October 31, 2022	48.60	0.02	(36.18)	(36.16)	—	—	—	—	12.44	−74.40%	102,747	1.01%	1.01%	0.09%	0.95%	0.95%	0.15%	0%
For the Year Ended October 31, 2021	714.90	(0.90)	(665.40)	(666.30)	0.00[9]	—	—	0.00[9]	48.60	−93.20%	93,490	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	739.40	(3.00)	(21.20)	(24.20)	(0.30)	—	—	(0.30)	714.90	−3.26%	39,046	1.18%	1.24%	(0.44)%	0.95%	1.01%	(0.21)%	0%
Direxion Daily Travel & Vacation Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	16.99	0.09	(4.09)	(4.00)	(0.09)	—	—	(0.09)	12.90	−23.68%	3,869	1.29%	1.58%	1.02%	0.95%	1.24%	1.36%	22%
For the Year Ended October 31, 2024	9.77	0.21	7.23	7.44	(0.21)	—	(0.01)	(0.22)	16.99	76.53%	8,494	1.11%	1.24%	1.48%	0.95%	1.08%	1.64%	11%
For the Year Ended October 31, 2023	10.36	0.12	(0.65)	(0.53)	(0.06)	—	—	(0.06)	9.77	−5.27%	11,725	1.19%	1.26%	0.94%	0.95%	1.02%	1.18%	29%
For the Year Ended October 31, 2022	20.74	(0.03)	(10.35)	(10.38)	—	—	—	—	10.36	−50.05%	23,824	0.97%	1.01%	(0.24)%	0.95%	0.99%	(0.22)%	10%
For the Period June 10, 2021[8] through October 31, 2021	25.00	(0.03)	(4.23)	(4.26)	—	—	—	—	20.74	−17.04%	12,447	0.95%	1.31%	(0.36)%	0.95%	1.31%	(0.36)%	26%
Direxion Daily Uranium Industry Bull 2X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	24.29	0.35	(10.23)	(9.88)	(0.33)	(0.51)	—	(0.84)	13.57	−41.68%	6,784	1.21%	1.54%	4.16%	0.95%	1.28%	4.42%	22%
For the Period June 26, 2024[8] through October 31, 2024	25.00	0.17	(0.81)	(0.64)	(0.07)	—	—	(0.07)	24.29	−2.52%	7,893	1.01%	3.04%	2.17%	0.95%	2.98%	2.23%	168%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

[5]	For periods less than a year, these ratios are annualized.
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

[8]	Commencement of operations.
[9]	Between $(0.005) and $0.005.
[10]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

163

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 107 separate series (each, a “Fund” and together the “Funds”). 63 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily AAPL Bull 2X Shares	Direxion Daily AAPL Bear 1X Shares
Direxion Daily AMD Bull 2X Shares	Direxion Daily AMD Bear 1X Shares
Direxion Daily AMZN Bull 2X Shares	Direxion Daily AMZN Bear 1X Shares
Direxion Daily AVGO Bull 2X Shares	Direxion Daily AVGO Bear 1X Shares
Direxion Daily BA Bull 2X Shares	Direxion Daily BA Bear 1X Shares
Direxion Daily BRKB Bull 2X Shares	Direxion Daily BRKB Bear 1X Shares
Direxion Daily GOOGL Bull 2X Shares	Direxion Daily GOOGL Bear 1X Shares
Direxion Daily LLY Bull 2X Shares	Direxion Daily LLY Bear 1X Shares
Direxion Daily META Bull 2X Shares	Direxion Daily META Bear 1X Shares
Direxion Daily MSFT Bull 2X Shares	Direxion Daily MSFT Bear 1X Shares
Direxion Daily MU Bull 2X Shares	Direxion Daily MU Bear 1X Shares
Direxion Daily NFLX Bull 2X Shares	Direxion Daily NFLX Bear 1X Shares
Direxion Daily NVDA Bull 2X Shares	Direxion Daily NVDA Bear 1X Shares
Direxion Daily PANW Bull 2X Shares	Direxion Daily PANW Bear 1X Shares
Direxion Daily PLTR Bull 2X Shares	Direxion Daily PLTR Bear 1X Shares
Direxion Daily TSLA Bull 2X Shares	Direxion Daily TSLA Bear 1X Shares
Direxion Daily TSM Bull 2X Shares	Direxion Daily TSM Bear 1X Shares
Direxion Daily XOM Bull 2X Shares	Direxion Daily XOM Bear 1X Shares
Direxion Daily CSI 300 China A Share Bull 2X Shares	Direxion Daily S&P 500® Bear 1X Shares
Direxion Daily CSI China Internet Index Bull 2X Shares	Direxion Daily Crypto Industry Bear 1X Shares
Direxion Daily S&P 500® Bull 2X Shares	Direxion Daily Magnificent 7 Bear 1X Shares
Direxion Daily MSCI Brazil Bull 2X Shares	Direxion Daily AI and Big Data Bear 2X Shares
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	Direxion Daily Energy Bear 2X Shares
Direxion Daily MSCI India Bull 2X Shares	Direxion Daily Gold Miners Index Bear 2X Shares
Direxion Daily AI and Big Data Bull 2X Shares	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Direxion Daily Cloud Computing Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Direxion Daily Crypto Industry Bull 2X Shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Direxion Daily Energy Bull 2X Shares
Direxion Daily Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Magnificent 7 Bull 2X Shares
Direxion Daily NYSE FANG+ Bull 2X Shares
Direxion Daily Robotics, Artificial Intelligence & Automation
Index Bull 2X Shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Direxion Daily Travel & Vacation Bull 2X Shares
Direxion Daily Uranium Industry Bull 2X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) serves as investment adviser to the Funds. The Adviser has registered as a commodity pool operator (“CPO”) and certain of the Funds presented in this report are considered

164

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
commodity pools under the Commodity Exchange Act (the “CEA). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily AAPL Bear 1X Shares	Common shares of Apple, Inc.	-100%
Direxion Daily AMD Bear 1X Shares	Common shares of Advanced Micro Devices, Inc.	-100%
Direxion Daily AMZN Bear 1X Shares	Common shares of Amazon, Inc.	-100%
Direxion Daily AVGO Bear 1X Shares	Common shares of Broadcom, Inc.	-100%
Direxion Daily BA Bear 1X Shares	Common shares of The Boeing Co.	-100%
Direxion Daily BRKB Bear 1X Shares	Common shares of Berkshire Hathaway, Inc.	-100%
Direxion Daily GOOGL Bear 1X Shares	Common shares of Alphabet, Inc.	-100%
Direxion Daily LLY Bear 1X Shares	Common shares of Eli Lilly and Company	-100%
Direxion Daily META Bear 1X Shares	Common shares of META Platforms, Inc.	-100%
Direxion Daily MSFT Bear 1X Shares	Common shares of Microsoft Corp.	-100%
Direxion Daily MU Bear 1X Shares	Common shares of Micron Technology, Inc.	-100%
Direxion Daily NFLX Bear 1X Shares	Common shares of Netflix, Inc.	-100%
Direxion Daily NVDA Bear 1X Shares	Common shares of NVIDIA Corp.	-100%
Direxion Daily PANW Bear 1X Shares	Common shares of Palo Alto Networks, Inc.	-100%
Direxion Daily PLTR Bear 1X Shares	Common shares of Palantir Technologies, Inc.	-100%
Direxion Daily TSLA Bear 1X Shares	Common shares of Tesla, Inc.	-100%
Direxion Daily TSM Bear 1X Shares	Common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	-100%
Direxion Daily XOM Bear 1X Shares	Common shares of Exxon Mobil Corp.	-100%
Direxion Daily S&P 500® Bear 1X Shares	S&P 500® Index	-100%
Direxion Daily Crypto Industry Bear 1X Shares	Solactive Distributed Ledger & Decentralized Payment Tech Index	-100%
Direxion Daily Magnificent 7 Bear 1X Shares	Indxx Magnificent 7 Index	-100%
Direxion Daily AAPL Bull 2X Shares	Common shares of Apple, Inc.	200%
Direxion Daily AMD Bull 2X Shares	Common shares of Advanced Micro Devices, Inc.	200%
Direxion Daily AMZN Bull 2X Shares	Common shares of Amazon, Inc.	200%
Direxion Daily AVGO Bull 2X Shares	Common shares of Broadcom, Inc.	200%
Direxion Daily BA Bull 2X Shares	Common shares of The Boeing Co.	200%
Direxion Daily BRKB Bull 2X Shares	Common shares of Berkshire Hathaway, Inc.	200%
Direxion Daily GOOGL Bull 2X Shares	Common shares of Alphabet, Inc.	200%
Direxion Daily LLY Bull 2X Shares	Common shares of Eli Lilly and Company	200%

165

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily META Bull 2X Shares	Common shares of META Platforms, Inc.	200%
Direxion Daily MSFT Bull 2X Shares	Common shares of Microsoft Corp.	200%
Direxion Daily MU Bull 2X Shares	Common shares of Micron Technology, Inc.	200%
Direxion Daily NFLX Bull 2X Shares	Common shares of Netflix, Inc.	200%
Direxion Daily NVDA Bull 2X Shares	Common shares of NVIDIA Corp.	200%
Direxion Daily PANW Bull 2X Shares	Common shares of Palo Alto Networks, Inc.	200%
Direxion Daily PLTR Bull 2X Shares	Common shares of Palantir Technologies, Inc.	200%
Direxion Daily TSLA Bull 2X Shares	Common shares of Tesla, Inc.	200%
Direxion Daily TSM Bull 2X Shares	Common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	200%
Direxion Daily XOM Bull 2X Shares	Common shares of Exxon Mobil Corp.	200%
Direxion Daily CSI 300 China A Share Bull 2X Shares	CSI 300 Index	200%
Direxion Daily CSI China Internet Index Bull 2X Shares	CSI Overseas China Internet Index	200%
Direxion Daily S&P 500® Bull 2X Shares	S&P 500® Index	200%
Direxion Daily MSCI Brazil Bull 2X Shares	MSCI Brazil 25/50 Index	200%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	MSCI Emerging Markets ex China Index	200%
Direxion Daily MSCI India Bull 2X Shares	MSCI India Index	200%
Direxion Daily AI and Big Data Bull 2X Shares Direxion Daily AI and Big Data Bear 2X Shares	Solactive US AI & Big Data Index	200% -200%
Direxion Daily Cloud Computing Bull 2X Shares	Indxx USA Cloud Computing Index	200%
Direxion Daily Crypto Industry Bull 2X Shares	Solactive Distributed Ledger & Decentralized Payment Tech Index	200%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Indxx US Electric and Autonomous Vehicles Index	200%
Direxion Daily Energy Bull 2X Shares Direxion Daily Energy Bear 2X Shares	Energy Select Sector Index	200% -200%
Direxion Daily Gold Miners Index Bull 2X Shares Direxion Daily Gold Miners Index Bear 2X Shares	NYSE Arca Gold Miners Index	200% -200%
Direxion Daily Junior Gold Miners Index Bull 2X Shares Direxion Daily Junior Gold Miners Index Bear 2X Shares	MVIS Global Junior Gold Miners Index	200% -200%
Direxion Daily Magnificent 7 Bull 2X Shares	Indxx Magnificent 7 Index	200%
Direxion Daily NYSE FANG+ Bull 2X Shares	NYSE FANG+ Index	200%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Indxx Global Robotics and Artificial Intelligence Thematic Index	200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	S&P Oil & Gas Exploration & Production Select Industry Index	200% -200%

166

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily Travel & Vacation Bull 2X Shares	BlueStar® Travel and Vacation Index	200%
Direxion Daily Uranium Industry Bull 2X Shares	Solactive United States Uranium and Nuclear Energy ETF Select Index	200%

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a SOFR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount

167

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to

168

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2025 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$378,789	$—	$378,789[1]	$—	$—	$—	$—	$—
Direxion Daily AMD Bear 1X Shares	72,472	—	72,472[1]	—	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	326,325	—	326,325[1]	—	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	—	—	—	—	108,480	—	108,480[1]	—
Direxion Daily BA Bear 1X Shares	—	—	—	—	65,279	—	65,279[1]	—
Direxion Daily BRKB Bear 1X Shares	—	—	—	—	58,308	—	58,308[1]	—
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—	142,666	—	142,666[1]	—
Direxion Daily LLY Bear 1X Shares	—	—	—	—	32,113	—	32,113[1]	—
Direxion Daily META Bear 1X Shares	54,213	—	54,213[1]	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	—	—	—	—	4,222	—	4,222[1]	—
Direxion Daily MU Bear 1X Shares	—	—	—	—	154,612	—	154,612[1]	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	92,964	—	92,964[1]	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—	22,761	—	22,761[1]	—
Direxion Daily PANW Bear 1X Shares	9,180	—	9,180[1]	—	—	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	211,557	—	211,557[1]	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	1,821,801	—	1,821,801[1]	—
Direxion Daily TSM Bear 1X Shares	117,093	—	117,093[1]	—	—	—	—	—
Direxion Daily XOM Bear 1X Shares	16,425	—	—	16,425	—	—	—	—

169

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Crypto Industry Bear 1X Shares	$—	$—	$—	$—	$230,867	$—	$230,867[1]	$—
Direxion Daily AAPL Bull 2X Shares	—	—	—	—	1,589,492	—	1,589,492[1]	—
Direxion Daily AMD Bull 2X Shares	—	—	—	—	266,919	—	266,919[1]	—
Direxion Daily AMZN Bull 2X Shares	—	—	—	—	31,147,564	—	31,147,564[1]	—
Direxion Daily AVGO Bull 2X Shares	1,130,590	—	1,050,000	80,590	—	—	—	—
Direxion Daily BA Bull 2X Shares	9,615	—	9,615[1]	—	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	523,020	—	490,000	33,020	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	338,595	—	338,595[1]	—	—	—	—	—
Direxion Daily LLY Bull 2X Shares	57,313	—	—	57,313	—	—	—	—
Direxion Daily META Bull 2X Shares	461,949	—	461,949[1]	—	—	—	—	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	3,920,230	—	3,920,230[1]	—
Direxion Daily MU Bull 2X Shares	786,549	—	780,000	6,549	—	—	—	—
Direxion Daily NFLX Bull 2X Shares	97,386	—	97,386[1]	—	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	885,552	—	885,552[1]	—	—	—	—	—
Direxion Daily PANW Bull 2X Shares	—	—	—	—	23,851	—	23,851[1]	—
Direxion Daily PLTR Bull 2X Shares	24,883,658	—	20,930,000	3,953,658	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	—	—	—	—	79,301,104	—	79,301,104[1]	—
Direxion Daily TSM Bull 2X Shares	—	—	—	—	7,595,173	—	7,595,173[1]	—
Direxion Daily XOM Bull 2X Shares	—	—	—	—	28,545	—	28,545[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	2,908,143	—	2,908,143 [1]	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	1,862,299	—	1,840,000	22,299	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	—	—	—	—	400,317	—	400,317[1]	—
Direxion Daily Crypto Industry Bull 2X Shares	—	—	—	—	101,705	—	101,705[1]	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	—	—	—	88,129	—	88,129[1]	—

170

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Gold Miners Index Bull 2X Shares	$36,479,111	$—	$35,170,000	$1,309,111	$—	$—	$—	$—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	2,187,662	—	2,187,662[1]	—
Direxion Daily Magnificent 7 Bull 2X Shares	—	—	—	—	3,726,640	—	3,726,640[1]	—
Direxion Daily NYSE FANG+ Bull 2X Shares	—	—	—	—	1,902,096	—	—	1,902,096
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	8,382,372	—	8,382,372[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	1,176,875	—	1,030,000	146,875	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	—	—	—	168,934	—	168,934[1]	—
Direxion Daily Uranium Industry Bull 2X Shares	177,751	—	160,000	17,751	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: BNP Paribas

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$270,843	$—	$260,000	$10,843	$—	$—	$—	$—
Direxion Daily NVDA Bear 1X Shares	1,076,044	—	1,011,908	64,136	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	2,399,160	—	2,038,333	360,827	—	—	—	—
Direxion Daily TSM Bear 1X Shares	204,074	—	204,074[1]	—	—	—	—	—
Direxion Daily AAPL Bull 2X Shares	815,294	—	660,000	155,294	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	18,800,660	—	18,800,660[1]	—
Direxion Daily TSLA Bull 2X Shares	—	—	—	—	70,031,149	—	70,031,149[1]	—
Direxion Daily TSM Bull 2X Shares	—	—	—	—	6,079,956	—	6,079,956[1]	—

171

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI China Internet Index Bull 2X Shares	$1,918,623	$—	$1,918,623[1]	$—	$—	$—	$—	$—
Direxion Daily MSCI Brazil Bull 2X Shares	2,877,137	—	2,877,137[1]	—	—	—	—	—
Direxion Daily Energy Bull 2X Shares	838,676	—	838,676[1]	$—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	140,369	—	10,000	130,369	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	30,418,038	—	29,080,000	1,338,038	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	1,568,826	—	1,568,826[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	1,480,249	—	1,480,249[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	1,306,486	—	1,306,486[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	10,150,322	—	10,150,322[1]	—
Direxion Daily Uranium Industry Bull 2X Shares	700	—	—	700	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$1,116,027	$—	$1,116,027[1]	$—	$—	$—	$—	$—
Direxion Daily AMD Bear 1X Shares	—	—	—	—	74,500	—	74,500[1]	—
Direxion Daily AVGO Bear 1X Shares	147,175	—	147,175[1]	—	—	—	—	—
Direxion Daily BA Bear 1X Shares	—	—	—	—	66,323	—	—	66,323
Direxion Daily BRKB Bear 1X Shares	—	—	—	—	37,860	—	—	37,860
Direxion Daily LLY Bear 1X Shares	—	—	—	—	31,211	—	—	31,211

172

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily META Bear 1X Shares	$454,473	$—	$454,473[1]	$—	$—	$—	$—	$—
Direxion Daily MU Bear 1X Shares	124,308	—	80,000	44,308	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	488,004	—	488,004[1]	—
Direxion Daily NVDA Bear 1X Shares	535,910	—	510,000	25,910	—	—	—	—
Direxion Daily PANW Bear 1X Shares	—	—	—	—	55,993	—	55,993[1]	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	2,864,043	—	2,864,043[1]	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	635	—	—	635
Direxion Daily XOM Bear 1X Shares	16,858	—	—	16,858	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	2,531,187	—	2,531,187[1]	—	—	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares	—	—	—	—	32,979	—	32,979[1]	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	—	—	164,602	—	164,602[1]	—
Direxion Daily AAPL Bull 2X Shares	—	—	—	—	703,928	—	703,928[1]	—
Direxion Daily AMD Bull 2X Shares	58,407	—	—	58,407	—	—	—	—
Direxion Daily AVGO Bull 2X Shares	—	—	—	—	1,501,225	—	1,501,225[1]	—
Direxion Daily BA Bull 2X Shares	18,332	—	—	18,332	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	439,280	—	300,000	139,280	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	—	—	—	—	21,377,378	—	21,377,378[1]	—
Direxion Daily LLY Bull 2X Shares	56,387	—	—	56,387	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	4,435,881	—	4,435,881[1]	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	6,476,878	—	6,476,878[1]	—
Direxion Daily MU Bull 2X Shares	—	—	—	—	542,453	—	542,453[1]	—
Direxion Daily NFLX Bull 2X Shares	207,580	—	207,580[1]	—	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	2,783,085	—	2,783,085[1]	—
Direxion Daily PANW Bull 2X Shares	1,536	—	—	1,536	—	—	—	—
Direxion Daily PLTR Bull 2X Shares	3,390,254	—	3,390,254[1]	—	—	—	—	—

173

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily TSLA Bull 2X Shares	$7,544,555	$—	$7,544,555[1]	$—	$—	$—	$—	$—
Direxion Daily XOM Bull 2X Shares	—	—	—	—	28,523	—	28,523[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	951,808	—	951,808[1]	—
Direxion Daily MSCI Brazil Bull 2X Shares	211,730	—	211,730[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	294,569	—	294,569[1]	—
Direxion Daily AI and Big Data Bull 2X Shares	—	—	—	—	711,731	—	711,731[1]	—
Direxion Daily Crypto Industry Bull 2X Shares	37,094	—	—	37,094	—	—	—	—
Direxion Daily Energy Bull 2X Shares	—	—	—	—	3,739,254	—	3,739,254[1]	—
Direxion Daily Energy Bear 2X Shares	547,754	—	547,754[1]	—	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	1,816,673	—	1,816,673[1]	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	—	—	—	—	1,617,854	—	1,617,854[1]	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	410,079	—	410,079[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Citibank N.A.

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$148,127	$—	$148,127[1]	$—	$—	$—	$—	$—
Direxion Daily AMD Bear 1X Shares	68,609	—	68,609[1]	—	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	175,335	—	175,335[1]	—	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	—	—	—	—	29,408	—	29,408[1]	—
Direxion Daily BA Bear 1X Shares	—	—	—	—	82,677	—	82,677[1]	—

174

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily BRBK Bear 1X Shares	$—	$—	$—	$—	$68,989	$—	$68,989[1]	$—
Direxion Daily GOOGL Bear 1X Shares	571,728	—	568,999	2,729	—	—	—	—
Direxion Daily LLY Bear 1X Shares	—	—	—	—	234,819	—	234,819[1]	—
Direxion Daily META Bear 1X Shares	230,864	—	230,864[1]	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	312,933	—	312,933[1]	—	—	—	—	—
Direxion Daily MU Bear 1X Shares	129,624	—	129,624[1]	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	325,253	—	325,253[1]	—
Direxion Daily NVDA Bear 1X Shares	156,754	—	156,754[1]	—	—	—	—	—
Direxion Daily PANW Bear 1X Shares	8,798	—	8,798[1]	—	—	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	590,032	—	590,032[1]	—
Direxion Daily TSLA Bear 1X Shares	2,818,301	—	2,578,000	240,301	—	—	—	—
Direxion Daily TSM Bear 1X Shares	55,882	—	55,882[1]	—	—	—	—	—
Direxion Daily XOM Bear 1X Shares	16,353	—	—	16,353	—	—	—	—
Direxion Daily AAPL Bull 2X Shares	3,246,621	—	2,856,000	390,621	—	—	—	—
Direxion Daily AMD Bull 2X Shares	—	—	—	—	114,170	—	114,170[1]	—
Direxion Daily AMZN Bull 2X Shares	—	—	—	—	19,279,978	—	19,279,978[1]	—
Direxion Daily AVGO Bull 2X Shares	484,563	—	482,000	2,563	—	—	—	—
Direxion Daily BA Bull 2X Shares	8,394	—	8,394[1]	—	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	1,412,319	—	1,412,319[1]	—	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	—	—	—	—	21,149,131	—	21,149,131[1]	—
Direxion Daily LLY Bull 2X Shares	142,638	—	73,000	69,638	—	—	—	—
Direxion Daily META Bull 2X Shares	—	—	—	—	6,531,209	—	6,531,209[1]	—
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	8,222,480	—	8,222,480[1]	—
Direxion Daily MU Bull 2X Shares	—	—	—	—	1,636,788	—	1,636,788[1]	—

175

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily NFLX Bull 2X Shares	$—	$—	$—	$—	$201,831	$—	$201,831[1]	$—
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	9,644,280	—	9,644,280[1]	—
Direxion Daily PANW Bull 2X Shares	—	—	—	—	25,216	—	25,216[1]	—
Direxion Daily PLTR Bull 2X Shares	15,869,626	—	14,038,000	1,831,626	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	86,726,349	—	86,726,349[1]	—	—	—	—	—
Direxion Daily TSM Bull 2X Shares	2,712,636	—	2,146,000	566,636	—	—	—	—
Direxion Daily XOM Bull 2X Shares	—	—	—	—	28,725	—	28,725[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	3,736,495	—	3,736,495[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	5,324,165	—	5,324,165[1]	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	418,264	—	418,264[1]	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	647,932	—	647,932[1]	—
Direxion Daily Cloud Computing Bull 2X Shares	261,444	—	261,444[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	13,673,915	—	12,006,002	1,667,913	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	1,024,544	—	1,024,544[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	16,983,670	—	16,263,001	720,669	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	2,542,378	—	2,542,378[1]	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	293,257	—	293,257[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	3,373,394	—	3,373,394[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	5,426,298	—	5,023,001	403,297	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

176

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X Shares	$91,354	$—	$91,354[1]	$—	$—	$—	$—	$—
Direxion Daily AMD Bear 1X Shares	108,363	—	108,363[1]	—	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	—	—	27,906	—	27,906[1]	—
Direxion Daily AVGO Bear 1X Shares	95,487	—	95,487[1]	—	—	—	—	—
Direxion Daily BA Bear 1X Shares	—	—	—	—	33,397	—	—	33,397
Direxion Daily BRKB Bear 1X Shares	—	—	—	—	39,855	—	39,855[1]	—
Direxion Daily LLY Bear 1X Shares	—	—	—	—	42,569	—	42,569[1]	—
Direxion Daily META Bear 1X Shares	16,740	—	16,740[1]	—	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	3,743	—	—	3,743	—	—	—	—
Direxion Daily MU Bear 1X Shares	234,519	—	234,519[1]	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—	206,683	—	206,683[1]	—
Direxion Daily NVDA Bear 1X Shares	917,601	—	790,000	127,601	—	—	—	—
Direxion Daily PANW Bear 1X Shares	6,738	—	—	6,738	—	—	—	—
Direxion Daily PLTR Bear 1X Shares	—	—	—	—	671,316	—	671,316[1]	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	2,157,354	—	2,157,354[1]	—
Direxion Daily TSM Bear 1X Shares	228,041	—	228,041[1]	—	—	—	—	—
Direxion Daily XOM Bear 1X Shares	14,071	—	—	14,071	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	704,795	—	670,000	34,795	—	—	—	—
Direxion Daily AAPL Bull 2X Shares	—	—	—	—	2,065,384	—	2,065,384[1]	—
Direxion Daily AMD Bull 2X Shares	—	—	—	—	152,665	—	152,665[1]	—
Direxion Daily AMZN Bull 2X Shares	—	—	—	—	7,494,682	—	7,494,682[1]	—
Direxion Daily AVGO Bull 2X Shares	—	—	—	—	3,394,584	—	3,394,584[1]	—
Direxion Daily BA Bull 2X Shares	156,692	—	—	156,692	—	—	—	—
Direxion Daily BRKB Bull 2X Shares	—	—	—	—	84,846	—	84,846[1]	—

177

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily LLY Bull 2X Shares	$—	$—	$—	$—	$9,567	$—	$9,567[1]	$—
Direxion Daily META Bull 2X Shares	—	—	—	—	2,383,838	—	2,383,838[1]	—
Direxion Daily MSFT Bull 2X Shares	1,167,722	—	990,000	177,722	—	—	—	—
Direxion Daily MU Bull 2X Shares	—	—	—	—	1,843,085	—	1,843,085[1]	—
Direxion Daily NFLX Bull 2X Shares	1,082,110	—	960,000	122,110	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	12,381,066	—	12,381,066[1]	—
Direxion Daily PANW Bull 2X Shares	—	—	—	—	12,236	—	12,236[1]	—
Direxion Daily PLTR Bull 2X Shares	4,546,951	—	4,546,951[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	—	—	—	—	68,839,377	—	68,839,377[1]	—
Direxion Daily TSM Bull 2X Shares	—	—	—	—	9,105,978	—	9,105,978[1]	—
Direxion Daily XOM Bull 2X Shares	—	—	—	—	28,381	—	28,381[1]	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	2,103,901	—	2,103,901[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	7,474,325	—	7,474,325[1]	—
Direxion Daily S&P 500® Bull 2X Shares	—	—	—	—	5,806,124	—	5,806,124[1]	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	34,492	—	—	34,492	—	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	120,841	—	—	120,841	—	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares	—	—	—	—	249,089	—	249,089[1]	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	—	—	—	143,237	—	143,237[1]	—
Direxion Daily Gold Miners Index Bull 2X Shares	28,207,928	—	26,830,000	1,377,928	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	—	—	—	—	6,987,631	—	6,734,350	253,281
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	8,219,469	—	8,219,469[1]	—

178

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$3,510,685	$—	$3,140,000	$370,685	$—	$—	$—	$—
Direxion Daily Uranium Industry Bull 2X Shares	—	—	—	—	323,860	—	323,860[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSI 300 China A Share Bull 2X Shares	$—	$—	$—	$—	$1,786,125	$—	$1,786,125[1]	$—
Direxion Daily MSCI Brazil Bull 2X Shares	7,623,196	—	7,623,196[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	—	—	—	21,324	—	21,324[1]	—
Direxion Daily AI and Big Data Bear 2X Shares	219,104	—	219,104[1]	—	—	—	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	31,697	—	—	31,697	—	—	—	—
Direxion Daily Energy Bull 2X Shares	—	—	—	—	10,226,866	—	10,226,866[1]	—
Direxion Daily Energy Bear 2X Shares	1,800,617	—	1,650,000	150,617	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	32,081,986	—	30,700,000	1,381,986	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	6,033,481	—	6,033,481[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	33,885,047	—	32,110,000	1,775,047	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	3,731,649	—	3,731,649[1]	—
Direxion Daily NYSE FANG+ Bull 2X Shares	—	—	—	—	1,702,553	—	1,702,553[1]	—

179

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$558,293	$—	$558,293[1]	$—	$—	$—	$—	$—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	5,936,253	—	5,936,253[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	1,001,178	—	950,000	51,178	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	—	—	—	—	257,447	—	257,447[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Nomura

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily GOOGL Bull 2X Shares	$—	$—	$—	$—	$6,595,334	$—	$6,595,334[1]	$—
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	67,898,470	—	67,898,470[1]	—
Direxion Daily TSLA Bull 2X Shares	—	—	—	—	721,022,001	—	721,022,001[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

180

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bear 1X Shares	$412,460	$—	$412,460[1]	$—	$—	$—	$—	$—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	3,339,230	—	3,339,230[1]	—
Direxion Daily CSI China Internet Index Bull 2X Shares	2,876,251	—	2,876,251[1]	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	2,792,041	—	2,500,000	292,041	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	4,592,691	—	4,592,691[1]	—	—	—	—	—
Direxion Daily MSCI India Bull 2X Shares	32,078	—	—	32,078	—	—	—	—
Direxion Daily Energy Bull 2X Shares	—	—	—	—	2,334,545	—	2,334,545[1]	—
Direxion Daily Energy Bear 2X Shares	1,456,300	—	1,170,000	286,300	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	27,740,458	—	26,580,000	1,160,458	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	8,499,059	—	8,499,059[1]	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	38,662,283	—	36,760,000	1,902,283	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	7,302,317	—	7,302,317[1]	—
Direxion Daily NYSE FANG+ Bull 2X Shares	1,544,133	—	1,500,000	44,133	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	—	—	—	1,539,967	—	1,539,967[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	168,888	—	168,888[1]	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	948,763	—	948,763[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund

181

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of futures or options contracts during the period ended April 30, 2025.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
g) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions.The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of April 30, 2025, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.

182

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
As of April 30, 2025, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily S&P 500® Bull 2X Shares	$140,479	$16,575	$127,084	$143,659
Direxion Daily MSCI Brazil Bull 2X Shares	43,095,010	42,705,277	1,438,524	44,143,801
Direxion Daily MSCI India Bull 2X Shares	17,524,085	2	17,888,168	17,888,170
Direxion Daily AI and Big Data Bull 2X Shares	47,072	48,311	—	48,311
Direxion Daily Cloud Computing Bull 2X Shares	323,424	150,120	180,469	330,589
Direxion Daily Crypto Industry Bull 2X Shares	281,294	213,001	76,228	289,229
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	435,906	460,537	14,128	474,665
Direxion Daily Energy Bull 2X Shares	909,918	—	928,823	928,823
Direxion Daily Gold Miners Index Bull 2X Shares	3,885,381	—	3,963,978	3,963,978
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	890,704	3	909,705	909,708
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	7,428,026	387,396	7,198,515	7,585,911
Direxion Daily Travel & Vacation Bull 2X Shares	43,417	30,216	14,084	44,300

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company.Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended April 30, 2025, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

183

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended April 30, 2025 and October 31, 2024 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended April 30, 2025 (Unaudited)			Year/Period Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily AAPL Bear 1X Shares	$466,512	$—	$—	$1,242,145	$—	$—
Direxion Daily AMD Bear 1X Shares[10]	10,843	—	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	91,715	—	—	146,986	—	—
Direxion Daily AVGO Bear 1X Shares[8]	82,510	—	—	—	—	—
Direxion Daily BA Bear 1X Shares[12]	—	—	—	—	—	—
Direxion Daily BRKB Bear 1X Shares[9]	32,129	—	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	84,182	—	—	135,857	—	—
Direxion Daily LLY Bear 1X Shares[11]	—	—	—	—	—	—
Direxion Daily META Bear 1X Shares[4]	114,756	—	—	47,542	—	—
Direxion Daily MSFT Bear 1X Shares	94,255	—	—	301,555	—	—
Direxion Daily MU Bear 1X Shares[8]	48,113	—	—	—	—	—
Direxion Daily NFLX Bear 1X Shares[7]	85,564	—	—	—	—	—
Direxion Daily NVDA Bear 1X Shares	438,357	—	—	598,186	—	—
Direxion Daily PANW Bear 1X Shares[11]	—	—	—	—	—	—
Direxion Daily PLTR Bear 1X Shares[9]	281,484	—	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	960,352	—	—	1,764,224	—	—
Direxion Daily TSM Bear 1X Shares[7]	63,214	—	—	—	—	—
Direxion Daily XOM Bear 1X Shares[12]	—	—	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	3,045,354	—	—	9,127,533	—	—
Direxion Daily Crypto Industry Bear 1X Shares[6]	49,327	—	—	30,915	—	—
Direxion Daily Magnificent 7 Bear 1X Shares[2]	61,647	—	—	114,657	—	—
Direxion Daily AAPL Bull 2X Shares	1,417,781	10,765,568	—	2,167,326	—	—

184

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Year/Period Ended April 30, 2025 (Unaudited)			Year/Period Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily AMD Bull 2X Shares[10]	$14,580	$—	$—	$—	$—	$—
Direxion Daily AMZN Bull 2X Shares	2,670,416	2,785,687	—	3,785,145	—	—
Direxion Daily AVGO Bull 2X Shares[8]	481,203	—	—	—	—	—
Direxion Daily BA Bull 2X Shares[12]	—	—	—	—	—	—
Direxion Daily BRKB Bull 2X Shares[9]	87,290	—	—	—	—	—
Direxion Daily GOOGL Bull 2X Shares	2,743,541	1,483,953	—	2,250,138	—	—
Direxion Daily LLY Bull 2X Shares[11]	—	—	—	—	—	—
Direxion Daily META Bull 2X Shares[4]	716,258	—	—	169,399	—	—
Direxion Daily MSFT Bull 2X Shares	2,366,908	4,134,063	—	2,525,389	—	—
Direxion Daily MU Bull 2X Shares[8]	216,320	—	—	—	—	—
Direxion Daily NFLX Bull 2X Shares[7]	182,402	19,409	—	—	—	—
Direxion Daily NVDA Bull 2X Shares	7,834,182	83,625,387	—	5,595,151	—	—
Direxion Daily PANW Bull 2X Shares[11]	—	—	—	—	—	—
Direxion Daily PLTR Bull 2X Shares[9]	727,791	—	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	58,536,258	47,643,440	—	60,392,155	—	—
Direxion Daily TSM Bull 2X Shares[7]	1,068,005	—	—	—	—	—
Direxion Daily XOM Bull 2X Shares[12]	—	—	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	4,388,447	—	1,878,464	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	10,053,574	—	—	8,794,646	—	—
Direxion Daily S&P 500® Bull 2X Shares	442,574	—	—	1,780,102	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	3,746,511	—	—	5,457,553	—	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares[1]	61,361	278,352	—	41,007	—	—
Direxion Daily MSCI India Bull 2X Shares	765,256	1,112,170	—	1,166,696	—	—
Direxion Daily AI and Big Data Bull 2X Shares[3]	6,611	140,092	—	9,347	—	—

185

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Year/Period Ended April 30, 2025 (Unaudited)			Year/Period Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily AI and Big Data Bear 2X Shares[3]	$36,533	$—	$—	$44,131	$—	$—
Direxion Daily Cloud Computing Bull 2X Shares	3,615	—	—	—	—	—
Direxion Daily Crypto Industry Bull 2X Shares[6]	7,882	—	—	6,824	—	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	52,022	—	—	125,751	—	—
Direxion Daily Energy Bull 2X Shares	3,373,859	—	—	9,671,962	—	—
Direxion Daily Energy Bear 2X Shares	331,173	—	—	946,237	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	4,753,345	—	—	11,225,003	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	1,968,404	—	—	4,583,846	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	4,366,254	—	—	6,942,012	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	1,074,151	—	—	3,343,314	—	—
Direxion Daily Magnificent 7 Bull 2X Shares[2]	128,169	923,390	—	61,989	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	456,748	—	—	642,916	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	145,658	—	—	442,110	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	3,737,554	—	—	11,417,514	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	687,697	—	—	2,496,925	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	30,653	—	—	168,744	—	8,988
Direxion Daily Uranium Industry Bull 2X Shares[5]	157,302	180,177	—	16,866	—	—

[1]	Commenced operations on February 7, 2024
[2]	Commenced operations on March 7, 2024
[3]	Commenced operations on May 15, 2024
[4]	Commenced operations on June 5, 2024
[5]	Commenced operations on June 26, 2024
[6]	Commenced operations on July 17, 2024
[7]	Commenced operations on October 3, 2024
[8]	Commenced operations on October 10, 2024
[9]	Commenced operations on December 11, 2024
[10]	Commenced operations on February 12, 2025
[11]	Commenced operations on March 26, 2025
[12]	Commenced operations on April 23, 2025
At October 31, 2024, the components of accumulated earnings/(losses) on a tax-basis were as follows:

186

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily AAPL Bear 1X Shares	$(5,734,393)	$109,128	$—	$(5,967,091)	$(11,592,356)
Direxion Daily AMZN Bear 1X Shares	(440,836)	15,880	—	(2,665,117)	(3,090,073)
Direxion Daily AVGO Bear 1X Shares	204,023	27,698	—	—	231,721
Direxion Daily GOOGL Bear 1X Shares	(677,134)	17,247	—	(2,206,572)	(2,866,459)
Direxion Daily META Bear 1X Shares	(321,263)	22,577	—	(179,203)	(477,889)
Direxion Daily MSFT Bear 1X Shares	(697,144)	26,659	—	(3,216,120)	(3,886,605)
Direxion Daily MU Bear 1X Shares	34,023	5,634	—	(5,097)	34,560
Direxion Daily NFLX Bear 1X Shares	(184,093)	13,644	—	(1,565)	(172,014)
Direxion Daily NVDA Bear 1X Shares	(8,141,329)	108,252	—	(3,648,745)	(11,681,822)
Direxion Daily TSLA Bear 1X Shares	(16,888,238)	183,293	—	(13,411,807)	(30,116,752)
Direxion Daily TSM Bear 1X Shares	(107,698)	9,122	—	(25,798)	(124,374)
Direxion Daily S&P 500® Bear 1X Shares	(45,049,061)	757,251	—	(161,591,710)	(205,883,520)
Direxion Daily Crypto Industry Bear 1X Shares	136,980	9,559	—	(37,863)	108,676
Direxion Daily Magnificent 7 Bear 1X Shares	(295,173)	4,085	—	(519,833)	(810,921)
Direxion Daily AAPL Bull 2X Shares	8,519,328	11,049,829	—	(1,140)	19,568,017
Direxion Daily AMZN Bull 2X Shares	(8,095,249)	3,241,836	—	(1,146)	(4,854,559)
Direxion Daily AVGO Bull 2X Shares	(626,424)	6,210	—	(1,429)	(621,643)
Direxion Daily GOOGL Bull 2X Shares	9,793,823	1,919,345	—	(1,146)	11,712,022
Direxion Daily META Bull 2X Shares	2,336,099	104,820	—	(146,935)	2,293,984
Direxion Daily MSFT Bull 2X Shares	(13,547,660)	4,511,772	—	(1,146)	(9,037,034)
Direxion Daily MU Bull 2X Shares	(647,145)	8,723	—	(1,511)	(639,933)
Direxion Daily NFLX Bull 2X Shares	363,545	30,697	—	(1,565)	392,677
Direxion Daily NVDA Bull 2X Shares	109,782,110	85,326,253	—	(14,935)	195,093,428
Direxion Daily TSLA Bull 2X Shares	96,605,233	53,327,894	—	(1,139)	149,931,988

187

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily TSM Bull 2X Shares	$(1,000,194)	$27,302	$—	$—	$(972,892)
Direxion Daily CSI 300 China A Share Bull 2X Shares	(178,025,450)	429,034	—	(35,990,651)	(213,587,067)
Direxion Daily CSI China Internet Index Bull 2X Shares	(105,243,181)	574,926	—	(337,390,046)	(442,058,301)
Direxion Daily S&P 500® Bull 2X Shares	36,686,440	18,548	—	—	36,704,988
Direxion Daily MSCI Brazil Bull 2X Shares	(34,588,621)	206,087	—	(441,923,096)	(476,305,630)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	(161,972)	278,352	—	(2,987)	113,393
Direxion Daily MSCI India Bull 2X Shares	12,192,126	1,137,696	—	—	13,329,822
Direxion Daily AI and Big Data Bull 2X Shares	881,268	140,089	—	(3,046)	1,018,311
Direxion Daily AI and Big Data Bear 2X Shares	(599,343)	8,683	—	(134,297)	(724,957)
Direxion Daily Cloud Computing Bull 2X Shares	(1,166,808)	—	—	(11,813,106)	(12,979,914)
Direxion Daily Crypto Industry Bull 2X Shares	(220,091)	3,495	—	(43,090)	(259,686)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	(5,381,517)	22,125	—	(5,242,512)	(10,601,904)
Direxion Daily Energy Bull 2X Shares	(13,565,158)	297,380	—	(13,370,237)	(26,638,015)
Direxion Daily Energy Bear 2X Shares	(1,316,876)	79,872	—	(197,777,032)	(199,014,036)
Direxion Daily Gold Miners Index Bull 2X Shares	121,484,940	304,103	—	(1,812,674,433)	(1,690,885,390)
Direxion Daily Gold Miners Index Bear 2X Shares	(64,197,532)	513,630	—	(657,658,408)	(721,342,310)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	29,719,786	230,571	—	(1,502,394,353)	(1,472,443,996)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	(47,359,822)	318,842	—	(249,706,772)	(296,747,752)
Direxion Daily Magnificent 7 Bull 2X Shares	1,026,183	923,385	—	—	1,949,568
Direxion Daily NYSE FANG+ Bull 2X Shares	10,810,663	60,131	—	(782,201)	10,088,593
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	1,303,215	42,317	—	(16,730,403)	(15,384,871)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	(80,243,683)	614,259	—	(34,559,527)	(114,188,951)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	(3,822,778)	125,503	—	(227,933,708)	(231,630,983)

188

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Travel & Vacation Bull 2X Shares	$(336,727)	$—	$—	$(15,910,173)	$(16,246,900)
Direxion Daily Uranium Industry Bull 2X Shares	232,640	193,808	—	(2,821)	423,627

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.
At April 30, 2025, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily AAPL Bear 1X Shares	$35,788,944	$—	$—	$—
Direxion Daily AMD Bear 1X Shares	2,828,992	—	—	—
Direxion Daily AMZN Bear 1X Shares	4,011,104	—	—	—
Direxion Daily AVGO Bear 1X Shares	4,253,261	—	—	—
Direxion Daily BA Bear 1X Shares	2,470,620	—	—	—
Direxion Daily BRKB Bear 1X Shares	2,902,858	—	—	—
Direxion Daily GOOGL Bear 1X Shares	5,044,583	—	—	—
Direxion Daily LLY Bear 1X Shares	4,366,958	—	—	—
Direxion Daily META Bear 1X Shares	5,233,227	—	—	—
Direxion Daily MSFT Bear 1X Shares	7,057,227	—	—	—
Direxion Daily MU Bear 1X Shares	3,991,870	—	—	—
Direxion Daily NFLX Bear 1X Shares	10,018,684	—	—	—
Direxion Daily NVDA Bear 1X Shares	39,949,732	—	—	—
Direxion Daily PANW Bear 1X Shares	2,542,442	—	—	—
Direxion Daily PLTR Bear 1X Shares	40,832,895	—	—	—
Direxion Daily TSLA Bear 1X Shares	81,107,112	—	—	—
Direxion Daily TSM Bear 1X Shares	3,164,360	—	—	—
Direxion Daily XOM Bear 1X Shares	2,499,461	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	169,055,237	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares	3,528,469	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	9,161,935	—	—	—
Direxion Daily AAPL Bull 2X Shares	88,983,692	—	(390,438)	(390,438)
Direxion Daily AMD Bull 2X Shares	4,269,939	—	(38,178)	(38,178)
Direxion Daily AMZN Bull 2X Shares	254,498,990	—	(2,412,235)	(2,412,235)
Direxion Daily AVGO Bull 2X Shares	67,731,649	—	(1,481,941)	(1,481,941)
Direxion Daily BA Bull 2X Shares	3,659,796	63,196	—	63,196
Direxion Daily BRKB Bull 2X Shares	47,910,855	222,765	—	222,765
Direxion Daily GOOGL Bull 2X Shares	269,757,073	—	(3,699,839)	(3,699,839)
Direxion Daily LLY Bull 2X Shares	3,573,794	33,109	—	33,109
Direxion Daily META Bull 2X Shares	98,964,208	—	(236,612)	(236,612)
Direxion Daily MSFT Bull 2X Shares	162,671,935	—	(1,697,180)	(1,697,180)
Direxion Daily MU Bull 2X Shares	26,453,351	—	(700,226)	(700,226)
Direxion Daily NFLX Bull 2X Shares	68,127,773	742,710	—	742,710
Direxion Daily NVDA Bull 2X Shares	554,893,980	—	(3,676,745)	(3,676,745)
Direxion Daily PANW Bull 2X Shares	4,069,733	3,279	—	3,279
Direxion Daily PLTR Bull 2X Shares	354,641,793	6,403,867	—	6,403,867

189

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily TSLA Bull 2X Shares	$6,224,077,363	$109,087,265	$—	$109,087,265
Direxion Daily TSM Bull 2X Shares	128,046,851	—	(3,141,979)	(3,141,979)
Direxion Daily XOM Bull 2X Shares	2,499,546	—	(13,395)	(13,395)
Direxion Daily CSI 300 China A Share Bull 2X Shares	173,060,600	—	(12,127,762)	(12,127,762)
Direxion Daily CSI China Internet Index Bull 2X Shares	253,915,252	11,874,376	—	11,874,376
Direxion Daily S&P 500® Bull 2X Shares	120,512,327	19,688,707	(2,663,076)	17,025,631
Direxion Daily MSCI Brazil Bull 2X Shares	173,637,615	215,160	—	215,160
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	2,664,659	19,484	—	19,484
Direxion Daily MSCI India Bull 2X Shares	85,073,517	2,182,523	—	2,182,523
Direxion Daily AI and Big Data Bull 2X Shares	10,847,438	520,581	(366,826)	153,755
Direxion Daily AI and Big Data Bear 2X Shares	2,428,438	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	5,978,768	397,088	(143,334)	253,754
Direxion Daily Crypto Industry Bull 2X Shares	3,816,503	183,244	(291,178)	(107,934)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	3,598,436	170,200	(263,308)	(93,108)
Direxion Daily Energy Bull 2X Shares	221,300,855	5,546,968	(19,426,196)	(13,879,228)
Direxion Daily Energy Bear 2X Shares	16,492,952	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	456,040,608	26,342,066	—	26,342,066
Direxion Daily Gold Miners Index Bear 2X Shares	141,260,420	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	264,888,101	4,595,127	—	4,595,127
Direxion Daily Junior Gold Miners Index Bear 2X Shares	95,155,552	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	80,974,118	681,623	(573,516)	108,107
Direxion Daily NYSE FANG+ Bull 2X Shares	96,590,946	2,753,853	(1,217,861)	1,535,992
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	23,273,728	—	(192,259)	(192,259)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	272,513,609	4,484,640	(40,622,103)	(36,137,463)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	40,375,158	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	5,022,490	133,727	(822,727)	(689,000)
Direxion Daily Uranium Industry Bull 2X Shares	7,797,857	—	(682,554)	(682,554)

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2024.
At October 31, 2024, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

190

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
At October 31, 2024, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily AAPL Bear 1X Shares	$—	$(5,965,958)	$—
Direxion Daily AMZN Bear 1X Shares	—	(2,663,978)	—
Direxion Daily AVGO Bear 1X Shares	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	(2,205,433)	—
Direxion Daily META Bear 1X Shares	—	(176,994)	—
Direxion Daily MSFT Bear 1X Shares	—	(3,214,981)	—
Direxion Daily MU Bear 1X Shares	—	(5,097)	—
Direxion Daily NFLX Bear 1X Shares	—	—	—
Direxion Daily NVDA Bear 1X Shares	—	(3,633,810)	—
Direxion Daily TSLA Bear 1X Shares	—	(13,410,669)	—
Direxion Daily TSM Bear 1X Shares	—	(25,798)	—
Direxion Daily S&P 500® Bear 1X Shares	—	(161,591,710)	—
Direxion Daily Crypto Industry Bear 1X Shares	—	(33,945)	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	(519,833)	—
Direxion Daily AAPL Bull 2X Shares	—	—	—
Direxion Daily AMZN Bull 2X Shares	—	—	—
Direxion Daily AVGO Bull 2X Shares	—	(1,429)	—
Direxion Daily GOOGL Bull 2X Shares	—	—	—
Direxion Daily META Bull 2X Shares	120,552	(137,273)	—
Direxion Daily MSFT Bull 2X Shares	—	—	—
Direxion Daily MU Bull 2X Shares	—	(1,511)	—
Direxion Daily NFLX Bull 2X Shares	—	—	—
Direxion Daily NVDA Bull 2X Shares	9,277	—	—
Direxion Daily TSLA Bull 2X Shares	—	—	—
Direxion Daily TSM Bull 2X Shares	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	(33,776,002)	(2,214,649)
Direxion Daily CSI China Internet Index Bull 2X Shares	—	(337,390,046)	—
Direxion Daily S&P 500® Bull 2X Shares	4,527,651	—	—
Direxion Daily MSCI Brazil Bull 2X Shares	1,174,847	(440,806,844)	(1,116,252)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	—	—
Direxion Daily MSCI India Bull 2X Shares	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	—	—	—
Direxion Daily AI and Big Data Bear 2X Shares	—	(131,417)	—
Direxion Daily Cloud Computing Bull 2X Shares	—	(10,216,962)	(1,596,144)
Direxion Daily Crypto Industry Bull 2X Shares	—	(39,002)	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	(5,016,884)	(225,628)
Direxion Daily Energy Bull 2X Shares	—	(6,514,009)	(6,856,228)
Direxion Daily Energy Bear 2X Shares	—	(197,777,032)	—
Direxion Daily Gold Miners Index Bull 2X Shares	15,769,121	(1,208,098,921)	(604,575,512)
Direxion Daily Gold Miners Index Bear 2X Shares	—	(657,658,408)	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	(1,502,394,353)	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	(249,706,772)	—
Direxion Daily Magnificent 7 Bull 2X Shares	—	—	—
Direxion Daily NYSE FANG+ Bull 2X Shares	6,988,584	—	(782,201)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	(15,318,301)	(1,410,918)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	(24,247,323)	(10,312,204)

191

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	$—	$(227,933,708)	$—
Direxion Daily Travel & Vacation Bull 2X Shares	310,318	(14,439,482)	(1,470,691)
Direxion Daily Uranium Industry Bull 2X Shares	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2025, open U.S. Federal and state income tax years include the tax years ended October 31, 2022, through October 31, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Fund	Number of shares per Creation Unit
Direxion Daily AAPL Bear 1X Shares	25,000 shares
Direxion Daily AMD Bear 1X Shares	25,000 shares
Direxion Daily AMZN Bear 1X Shares	25,000 shares
Direxion Daily AVGO Bear 1X Shares	25,000 shares
Direxion Daily BA Bear 1X Shares	25,000 shares
Direxion Daily BRKB Bear 1X Shares	25,000 shares
Direxion Daily GOOGL Bear 1X Shares	25,000 shares
Direxion Daily LLY Bear 1X Shares	25,000 shares
Direxion Daily META Bear 1X Shares	25,000 shares
Direxion Daily MSFT Bear 1X Shares	25,000 shares
Direxion Daily MU Bear 1X Shares	25,000 shares
Direxion Daily NFLX Bear 1X Shares	25,000 shares
Direxion Daily NVDA Bear 1X Shares	25,000 shares
Direxion Daily PANW Bear 1X Shares	25,000 shares
Direxion Daily PLTR Bear 1X Shares	25,000 shares
Direxion Daily TSLA Bear 1X Shares	25,000 shares
Direxion Daily TSM Bear 1X Shares	25,000 shares
Direxion Daily XOM Bear 1X Shares	25,000 shares
Direxion Daily S&P 500® Bear 1X Shares	50,000 shares
Direxion Daily Crypto Industry Bear 1X Shares	25,000 shares
Direxion Daily Magnificent 7 Bear 1X Shares	25,000 shares
Direxion Daily AAPL Bull 2X Shares	25,000 shares
Direxion Daily AMD Bull 2X Shares	25,000 shares
Direxion Daily AMZN Bull 2X Shares	25,000 shares
Direxion Daily AVGO Bull 2X Shares	25,000 shares
Direxion Daily BA Bull 2X Shares	25,000 shares
Direxion Daily BRKB Bull 2X Shares	25,000 shares
Direxion Daily GOOGL Bull 2X Shares	25,000 shares
Direxion Daily LLY Bull 2X Shares	25,000 shares

192

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Fund	Number of shares per Creation Unit
Direxion Daily META Bull 2X Shares	25,000 shares
Direxion Daily MSFT Bull 2X Shares	25,000 shares
Direxion Daily MU Bull 2X Shares	25,000 shares
Direxion Daily NFLX Bull 2X Shares	25,000 shares
Direxion Daily NVDA Bull 2X Shares	25,000 shares
Direxion Daily PANW Bull 2X Shares	25,000 shares
Direxion Daily PLTR Bull 2X Shares	25,000 shares
Direxion Daily TSLA Bull 2X Shares	25,000 shares
Direxion Daily TSM Bull 2X Shares	25,000 shares
Direxion Daily XOM Bull 2X Shares	25,000 shares
Direxion Daily CSI China A Share Bull 2X Shares	50,000 shares
Direxion Daily CSI China Internet Index Bull 2X Shares	50,000 shares
Direxion Daily S&P 500® Bull 2X Shares	50,000 shares
Direxion Daily MSCI Brazil Bull 2X Shares	50,000 shares
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	25,000 shares
Direxion Daily MSCI India Bull 2X Shares	50,000 shares
Direxion Daily AI and Big Data Bull 2X Shares	25,000 shares
Direxion Daily AI and Big Data Bear 2X Shares	25,000 shares
Direxion Daily Cloud Computing Bull 2X Shares	50,000 shares
Direxion Daily Crypto Industry Bull 2X Shares	25,000 shares
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	50,000 shares
Direxion Daily Energy Bull 2X Shares	50,000 shares
Direxion Daily Energy Bear 2X Shares	50,000 shares
Direxion Daily Gold Miners Index Bull 2X Shares	50,000 shares
Direxion Daily Gold Miners Index Bear Shares	50,000 shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares	50,000 shares
Direxion Daily Junior Gold Miners Index Bear 2X Shares	50,000 shares
Direxion Daily Magnificent 7 Bull 2X Shares	25,000 shares
Direxion Daily NYSE FANG+ Bull 2X Shares	50,000 shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	50,000 shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	50,000 shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	50,000 shares
Direxion Daily Travel & Vacation Bull 2X Shares	50,000 shares
Direxion Daily Uranium Industry Bull 2X Shares	25,000 shares

Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of April 30, 2025, is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.

193

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended April 30, 2025. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily AAPL Bear 1X Shares	$—	$—	$—	$—
Direxion Daily AMD Bear 1X Shares[2]	—	—	—	—
Direxion Daily AMZN Bear 1X Shares	—	—	—	—
Direxion Daily AVGO Bear 1X Shares	—	—	—	—
Direxion Daily BA Bear 1X Shares[4]	—	—	—	—
Direxion Daily BRKB Bear 1X Shares[1]	—	—	—	—
Direxion Daily GOOGL Bear 1X Shares	—	—	—	—
Direxion Daily LLY Bear 1X Shares[3]	—	—	—	—
Direxion Daily META Bear 1X Shares	—	—	—	—
Direxion Daily MSFT Bear 1X Shares	—	—	—	—
Direxion Daily MU Bear 1X Shares	—	—	—	—
Direxion Daily NFLX Bear 1X Shares	—	—	—	—
Direxion Daily NVDA Bear 1X Shares	—	—	—	—
Direxion Daily PANW Bear 1X Shares[3]	—	—	—	—
Direxion Daily PLTR Bear 1X Shares[1]	—	—	—	—
Direxion Daily TSLA Bear 1X Shares	—	—	—	—
Direxion Daily TSM Bear 1X Shares	—	—	—	—
Direxion Daily XOM Bear 1X Shares[4]	—	—	—	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—
Direxion Daily Crypto Industry Bear 1X Shares	—	—	—	—
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	—	—
Direxion Daily AAPL Bull 2X Shares	—	10,680,004	23,252,197	28,529,858
Direxion Daily AMD Bull 2X Shares[2]	377,771	176,557	497,390	78,146
Direxion Daily AMZN Bull 2X Shares	15,427,425	11,883,220	17,698,571	13,271,206
Direxion Daily AVGO Bull 2X Shares	3,487,876	1,583,566	12,425,683	4,667,949
Direxion Daily BA Bull 2X Shares[4]	487,587	—	155,974	—
Direxion Daily BRBK Bull 2X Shares[1]	646,244	472,328	9,234,625	1,715,215
Direxion Daily GOOGL Bull 2X Shares	—	—	29,887,487	16,815,394
Direxion Daily LLY Bull 2X Shares[3]	362,253	—	114,342	—
Direxion Daily META Bull 2X Shares	—	2,423,188	14,748,465	6,630,305
Direxion Daily MSFT Bull 2X Shares	—	—	18,143,697	18,775,252
Direxion Daily MU Bull 2X Shares	2,895,435	2,648,760	5,751,190	2,606,276
Direxion Daily NFLX Bull 2X Shares	—	2,238,369	10,046,236	4,036,052
Direxion Daily NVDA Bull 2X Shares	—	59,215,078	31,148,919	23,924,909
Direxion Daily PANW Bull 2X Shares[3]	379,918	—	212,549	—
Direxion Daily PLTR Bull 2X Shares[1]	7,765,023	4,821,426	50,349,771	19,864,142
Direxion Daily TSLA Bull 2X Shares	854,090,825	814,272,287	819,565,317	304,267,493
Direxion Daily TSM Bull 2X Shares	—	—	30,836,880	17,939,281
Direxion Daily XOM Bull 2X Shares[4]	541,545	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	18,494,300	70,944,627	82,061,811	174,645,471
Direxion Daily CSI China Internet Index Bull 2X Shares	143,675,025	133,388,490	38,768,935	108,442,284
Direxion Daily S&P 500® Bull 2X Shares	30,003,131	64,670,027	13,194,211	—

194

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily MSCI Brazil Bull 2X Shares	$—	$12,863,463	$56,871,074	$21,051,079
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	943,661	1,144,999	1,126,046
Direxion Daily MSCI India Bull 2X Shares	23,163,051	36,260,769	30,320,585	29,626,938
Direxion Daily AI and Big Data Bull 2X Shares	2,347,156	8,007,617	9,400,027	1,979,475
Direxion Daily AI and Big Data Bear 2X Shares	—	—	—	—
Direxion Daily Cloud Computing Bull 2X Shares	1,622,372	3,288,239	2,705,827	882,304
Direxion Daily Crypto Industry Bull 2X Shares	824,140	1,772,113	2,294,382	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	2,521,829	1,813,638	—	1,876,450
Direxion Daily Energy Bull 2X Shares	10,467,840	41,253,979	28,086,570	72,548,792
Direxion Daily Energy Bear 2X Shares	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X Shares	195,675,450	93,438,952	163,084,953	359,149,583
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	66,659,850	—	69,015,014	191,415,474
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	65,267,915	82,594,895	63,034,678	7,022,143
Direxion Daily NYSE FANG+ Bull 2X Shares	3,428,980	34,580,349	59,911,516	18,539,827
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	1,775,119	3,308,096	1,497,029	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	67,005,591	80,801,486	61,841,684	103,444,731
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—
Direxion Daily Travel & Vacation Bull 2X Shares	1,487,524	1,087,804	—	3,860,458
Direxion Daily Uranium Industry Bull 2X Shares	793,935	787,989	924,795	373,266

[1]	Represents the period from December 11, 2024 (commencement of operations) to April 30, 2025.
[2]	Represents the period from February 12, 2025 (commencement of operations) to April 30, 2025.
[3]	Represents the period from March 26, 2025 (commencement of operations) to April 30, 2025.
[4]	Represents the period from April 23, 2025 (commencement of operations) to April 30, 2025.
There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2025.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser an investment advisory fee at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Daily AAPL Bear 1X Shares	0.75%
Direxion Daily AMD Bear 1X Shares	0.75%
Direxion Daily AMZN Bear 1X Shares	0.75%
Direxion Daily AVGO Bear 1X Shares	0.75%
Direxion Daily BA Bear 1X Shares	0.75%
Direxion Daily BRKB Bear 1X Shares	0.75%
Direxion Daily LLY Bear 1X Shares	0.75%
Direxion Daily GOOGL Bear 1X Shares	0.75%

195

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Direxion Daily META Bear 1X Shares	0.75%
Direxion Daily MSFT Bear 1X Shares	0.75%
Direxion Daily MU Bear 1X Shares	0.75%
Direxion Daily NFLX Bear 1X Shares	0.75%
Direxion Daily NVDA Bear 1X Shares	0.75%
Direxion Daily PANW Bear 1X Shares	0.75%
Direxion Daily PLTR Bear 1X Shares	0.75%
Direxion Daily TSLA Bear 1X Shares	0.75%
Direxion Daily TSM Bear 1X Shares	0.75%
Direxion Daily XOM Bear 1X Shares	0.75%
Direxion Daily S&P 500® Bear 1X Shares	0.35%
Direxion Daily Crypto Industry Bear 1X Shares	0.35%
Direxion Daily Magnificent 7 Bear 1X Shares	0.35%
Direxion Daily AAPL Bull 2X Shares	0.75%
Direxion Daily AMD Bull 2X Shares	0.75%
Direxion Daily AMZN Bull 2X Shares	0.75%
Direxion Daily AVGO Bull 2X Shares	0.75%
Direxion Daily BA Bull 2X Shares	0.75%
Direxion Daily BRKB Bull 2X Shares	0.75%
Direxion Daily GOOGL Bull 2X Shares	0.75%
Direxion Daily LLY Bull 2X Shares	0.75%
Direxion Daily META Bull 2X Shares	0.75%
Direxion Daily MSFT Bull 2X Shares	0.75%
Direxion Daily MU Bull 2X Shares	0.75%
Direxion Daily NFLX Bull 2X Shares	0.75%
Direxion Daily NVDA Bull 2X Shares	0.75%
Direxion Daily PANW Bull 2X Shares	0.75%
Direxion Daily PLTR Bull 2X Shares	0.75%
Direxion Daily TSLA Bull 2X Shares	0.75%
Direxion Daily TSM Bull 2X Shares	0.75%
Direxion Daily XOM Bull 2X Shares	0.75%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.75%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.75%
Direxion Daily S&P 500® Bull 2X Shares	0.50%
Direxion Daily MSCI Brazil Bull 2X Shares	0.75%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	0.75%
Direxion Daily MSCI India Bull 2X Shares	0.75%
Direxion Daily AI and Big Data Bull 2X Shares	0.75%
Direxion Daily AI and Big Data Bear 2X Shares	0.75%
Direxion Daily Cloud Computing Bull 2X Shares	0.75%
Direxion Daily Crypto Industry Bull 2X Shares	0.75%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.75%
Direxion Daily Energy Bull 2X Shares	0.75%
Direxion Daily Energy Bear 2X Shares	0.75%
Direxion Daily Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.75%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.75%
Direxion Daily Magnificent 7 Bull 2X Shares	0.75%
Direxion Daily NYSE FANG+ Bull 2X Shares	0.75%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.75%
Direxion Daily Travel & Vacation Bull 2X Shares	0.75%
Direxion Daily Uranium Industry Bull 2X Shares	0.75%

196

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund’s daily net assets. This waiver is not applicable for Direxion Daily S&P 500® Bear 1X Shares, Direxion Daily Crypto Industry Bear 1X Shares, Direxion Daily Magnificent 7 Bear 1X Shares and Direxion Daily S&P 500® Bull 2X Shares. For the period ended April 30, 2025, the Adviser waived its fee in certain Funds.

Net Asset Range	Advisory Fee Limit
$0- $1,500,000,000	0.75%
$1,500,000,000 - $2,000,000,000	0.70%
$2,000,000,000 - $2,500,000,000	0.65%
$2,500,000,000 - $3,000,000,000	0.60%
Greater than $3,000,000,000	0.55%

Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Funds Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. This fee is allocated to each Fund based on each Fund’s respective average daily net assets.
The Funds have entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following annual rates multiplied by the Fund’s respective average daily net assets at least until September 1, 2026. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Direxion Daily AAPL Bear 1X Shares	0.95%
Direxion Daily AMD Bear 1X Shares	0.95%
Direxion Daily AMZN Bear 1X Shares	0.95%
Direxion Daily AVGO Bear 1X Shares	0.95%
Direxion Daily BA Bear 1X Shares	0.95%
Direxion Daily BRKB Bear 1X Shares	0.95%
Direxion Daily GOOGL Bear 1X Shares	0.95%
Direxion Daily LLY Bear 1X Shares	0.95%
Direxion Daily META Bear 1X Shares	0.95%
Direxion Daily MSFT Bear 1X Shares	0.95%
Direxion Daily MU Bear 1X Shares	0.95%
Direxion Daily NFLX Bear 1X Shares	0.95%
Direxion Daily NVDA Bear 1X Shares	0.95%
Direxion Daily PANW Bear 1X Shares	0.95%
Direxion Daily PLTR Bear 1X Shares	0.95%
Direxion Daily TSLA Bear 1X Shares	0.95%
Direxion Daily TSM Bear 1X Shares	0.95%
Direxion Daily XOM Bear 1X Shares	0.95%
Direxion Daily S&P 500® Bear 1X Shares	0.45%
Direxion Daily Crypto Industry Bear 1X Shares	0.45%
Direxion Daily Magnificent 7 Bear 1X Shares	0.45%

197

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Direxion Daily AAPL Bull 2X Shares	0.95%
Direxion Daily AMD Bull 2X Shares	0.95%
Direxion Daily AMZN Bull 2X Shares	0.95%
Direxion Daily AVGO Bull 2X Shares	0.95%
Direxion Daily BA Bull 2X Shares	0.95%
Direxion Daily BRKB Bull 2X Shares	0.95%
Direxion Daily GOOGL Bull 2X Shares	0.95%
Direxion Daily LLY Bull 2X Shares	0.95%
Direxion Daily META Bull 2X Shares	0.95%
Direxion Daily MSFT Bull 2X Shares	0.95%
Direxion Daily MU Bull 2X Shares	0.95%
Direxion Daily NFLX Bull 2X Shares	0.95%
Direxion Daily NVDA Bull 2X Shares	0.95%
Direxion Daily PANW Bull 2X Shares	0.95%
Direxion Daily PLTR Bull 2X Shares	0.95%
Direxion Daily TSLA Bull 2X Shares	0.95%
Direxion Daily TSM Bull 2X Shares	0.95%
Direxion Daily XOM Bull 2X Shares	0.95%
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.95%
Direxion Daily CSI China Internet Index Bull 2X Shares	0.95%
Direxion Daily S&P 500® Bull 2X Shares	0.60%
Direxion Daily MSCI Brazil Bull 2X Shares	0.95%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	0.95%
Direxion Daily MSCI India Bull 2X Shares	0.95%
Direxion Daily AI and Big Data Bull 2X Shares	0.95%
Direxion Daily AI and Big Data Bear 2X Shares	0.95%
Direxion Daily Cloud Computing Bull 2X Shares	0.95%
Direxion Daily Crypto Industry Bull 2X Shares	0.95%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.95%
Direxion Daily Energy Bull 2X Shares	0.95%
Direxion Daily Energy Bear 2X Shares	0.95%
Direxion Daily Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.95%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.95%
Direxion Daily Magnificent 7 Bull 2X Shares	0.95%
Direxion Daily NYSE FANG+ Bull 2X Shares	0.95%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.95%
Direxion Daily Travel & Vacation Bull 2X Shares	0.95%
Direxion Daily Uranium Industry Bull 2X Shares	0.95%

198

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027	April 30, 2028
Direxion Daily AAPL Bear 1X Shares	$557	$—	$—	$—	$—	$—	$—
Direxion Daily AMD Bear 1X Shares	—	6,661	—	—	—	6,661	6,661
Direxion Daily AMZN Bear 1X Shares	1	6,576	15,172	16,135	18,004	6,576	55,887
Direxion Daily AVGO Bear 1X Shares	—	7,861	—	—	11,446	7,861	19,307
Direxion Daily BA Bear 1X Shares	—	739	—	—	—	739	739
Direxion Daily BRKB Bear 1X Shares	—	12,521	—	—	—	12,521	12,521
Direxion Daily GOOGL Bear 1X Shares	2	6,672	15,325	17,435	18,180	6,672	57,612
Direxion Daily LLY Bear 1X Shares	—	3,195	—	—	—	3,195	3,195
Direxion Daily META Bear 1X Shares	7	5,923	—	—	19,836	5,923	25,759
Direxion Daily MSFT Bear 1X Shares	1	6,354	15,215	15,315	13,885	6,354	50,769
Direxion Daily MU Bear 1X Shares	—	8,148	—	—	11,462	8,148	19,610
Direxion Daily NFLX Bear 1X Shares	—	7,184	—	—	18,085	7,184	25,269
Direxion Daily NVDA Bear 1X Shares	2,800	35	—	5,884	30,084	35	36,003
Direxion Daily PANW Bear 1X Shares	—	3,281	—	—	—	3,281	3,281
Direxion Daily PLTR Bear 1X Shares	2,146	5,209	—	—	—	3,063	3,063
Direxion Daily TSLA Bear 1X Shares	—	—	—	—	—	—	—
Direxion Daily TSM Bear 1X Shares	2	7,907	—	—	11,573	7,907	19,480
Direxion Daily XOM Bear 1X Shares	—	734	—	—	—	734	734
Direxion Daily S&P 500® Bear 1X Shares	—	42,704	156,442	205,611	117,395	42,704	522,152
Direxion Daily Crypto Industry Bear 1X Shares	1	16,554	—	—	24,620	16,554	41,174
Direxion Daily Magnificent 7 Bear 1X Shares	1	22,376	—	—	34,055	22,376	56,431
Direxion Daily AAPL Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily AMD Bull 2X Shares	—	6,481	—	—	—	6,481	6,481
Direxion Daily AMZN Bull 2X Shares	—	—	—	—	—	—	—

199

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027	April 30, 2028
Direxion Daily AVGO Bull 2X Shares	$11,744	$1,851	$—	$—	$—	$1,585	$1,585
Direxion Daily BA Bull 2X Shares	—	724	—	—	—	724	724
Direxion Daily BRKB Bull 2X Shares	281	7,208	—	—	—	6,927	6,927
Direxion Daily GOOGL Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily LLY Bull 2X Shares	—	3,296	—	—	—	3,296	3,296
Direxion Daily META Bull 2X Shares	19,889	—	—	—	1,295	—	1,295
Direxion Daily MSFT Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily MU Bull 2X Shares	919	2,044	—	—	10,477	2,044	12,521
Direxion Daily NFLX Bull 2X Shares	2,399	2,283	—	—	15,620	2,283	17,903
Direxion Daily NVDA Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily PANW Bull 2X Shares	—	3,309	—	—	—	3,309	3,309
Direxion Daily PLTR Bull 2X Shares	1,548	1,548	—	—	—	—	—
Direxion Daily TSLA Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily TSM Bull 2X Shares	11,564	—	—	—	—	—	—
Direxion Daily XOM Bull 2X Shares	—	734	—	—	—	734	734
Direxion Daily CSI 300 China A Share Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 2X Shares	8	45,306	25,522	131,626	93,531	45,306	295,985
Direxion Daily MSCI Brazil Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	—	16,079	—	—	35,124	16,079	51,203
Direxion Daily MSCI India Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily AI and Big Data Bull 2X Shares	—	11,346	—	—	23,999	11,346	35,345
Direxion Daily AI and Big Data Bear 2X Shares	—	15,514	—	—	25,772	15,514	41,286
Direxion Daily Cloud Computing Bull 2X Shares	—	18,158	19,913	49,336	39,667	18,158	127,074

200

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2025	October 31, 2026	October 31, 2027	April 30, 2028
Direxion Daily Crypto Industry Bull 2X Shares	$—	$14,599	$—	$—	$24,114	$14,599	$38,713
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	19,583	32,082	43,190	41,071	19,583	135,926
Direxion Daily Energy Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily Energy Bear 2X Shares	2	5,071	7,795	21,970	9,368	5,071	44,204
Direxion Daily Gold Miners Index Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X Shares	2,478	2,234	—	—	23,818	2,234	26,052
Direxion Daily NYSE FANG+ Bull 2X Shares	16,111	19	—	19,822	4,526	19	24,367
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	—	3,422	9,078	21,243	6,901	3,422	40,644
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	—	—	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	9	2,641	9,422	20,519	1,989	2,641	34,571
Direxion Daily Travel & Vacation Bull 2X Shares	—	9,098	9,178	18,324	15,971	9,098	52,571
Direxion Daily Uranium Industry Bull 2X Shares	1	12,211	—	—	25,867	12,211	38,078

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement, and waiver of any expenses as of April 30, 2025, is presented on the Statement of Assets and Liabilities as “Due from (to) Adviser, net”.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
ALPS Distributors, Inc. serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares.

201

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –
Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at April 30, 2025:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily AAPL Bear 1X Shares	$—	$—	$35,788,944	$2,005,140	$—
Direxion Daily AMD Bear 1X Shares	—	—	2,828,992	249,444	(74,500)
Direxion Daily AMZN Bear 1X Shares	—	—	4,011,104	501,660	(27,906)
Direxion Daily AVGO Bear 1X Shares	—	—	4,253,261	242,662	(137,888)
Direxion Daily BA Bear 1X Shares	—	—	2,470,620	—	(247,676)
Direxion Daily BRKB Bear 1X Shares	—	—	2,902,858	—	(205,012)
Direxion Daily GOOGL Bear 1X Shares	—	—	5,044,583	571,728	(142,666)
Direxion Daily LLY Bear 1X Shares	—	—	4,366,958	—	(340,712)
Direxion Daily META Bear 1X Shares	—	—	5,233,227	756,290	—
Direxion Daily MSFT Bear 1X Shares	—	—	7,057,227	316,676	(4,222)
Direxion Daily MU Bear 1X Shares	—	—	3,991,870	488,451	(154,612)
Direxion Daily NFLX Bear 1X Shares	—	—	10,018,684	—	(1,112,904)
Direxion Daily NVDA Bear 1X Shares	—	—	39,949,732	2,686,309	(22,761)
Direxion Daily PANW Bear 1X Shares	—	—	2,542,442	24,716	(55,993)
Direxion Daily PLTR Bear 1X Shares	—	—	40,832,895	—	(4,336,948)
Direxion Daily TSLA Bear 1X Shares	—	—	81,107,112	5,217,461	(3,979,790)
Direxion Daily TSM Bear 1X Shares	—	—	3,164,360	605,090	—
Direxion Daily XOM Bear 1X Shares	—	—	2,499,461	63,707	—
Direxion Daily S&P 500® Bear 1X Shares	—	—	169,055,237	2,943,647	—
Direxion Daily Crypto Industry Bear 1X Shares	—	—	3,528,469	—	(263,846)
Direxion Daily Magnificent 7 Bear 1X Shares	—	—	9,161,935	704,795	(164,602)
Direxion Daily AAPL Bull 2X Shares	—	5,851,825	82,741,429	4,061,915	(4,358,804)
Direxion Daily AMD Bull 2X Shares	—	522,185	3,709,576	58,407	(533,754)
Direxion Daily AMZN Bull 2X Shares	—	32,069,531	220,017,224	—	(57,922,224)
Direxion Daily AVGO Bull 2X Shares	—	9,048,399	57,201,309	1,615,153	(4,895,809)
Direxion Daily BA Bull 2X Shares	—	706,757	3,016,235	193,033	—
Direxion Daily BRKB Bull 2X Shares	—	8,070,739	40,062,881	2,374,619	(84,846)

202

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily GOOGL Bull 2X Shares	$—	$25,265,874	$240,791,360	$338,595	$(49,121,843)
Direxion Daily LLY Bull 2X Shares	—	509,704	3,097,199	256,338	(9,567)
Direxion Daily META Bull 2X Shares	—	9,386,253	89,341,343	461,949	(13,350,928)
Direxion Daily MSFT Bull 2X Shares	—	24,971,340	136,003,415	1,167,722	(18,619,588)
Direxion Daily MU Bull 2X Shares	—	2,879,008	22,874,117	786,549	(4,022,326)
Direxion Daily NFLX Bull 2X Shares	—	5,991,326	62,879,157	1,387,076	(201,831)
Direxion Daily NVDA Bull 2X Shares	—	83,981,894	467,235,341	885,552	(111,507,561)
Direxion Daily PANW Bull 2X Shares	—	595,746	3,477,266	1,536	(61,303)
Direxion Daily PLTR Bull 2X Shares	—	41,664,231	319,381,429	48,690,489	—
Direxion Daily TSLA Bull 2X Shares	—	875,703,593	5,457,461,035	94,270,904	(939,193,631)
Direxion Daily TSM Bull 2X Shares	—	14,126,811	110,778,061	2,712,636	(22,781,107)
Direxion Daily XOM Bull 2X Shares	—	528,150	1,958,001	—	(114,174)
Direxion Daily CSI 300 China A Share Bull 2X Shares	46,820,465	—	114,112,373	—	(11,917,559)
Direxion Daily CSI China Internet Index Bull 2X Shares	134,690,348	—	131,099,280	13,027,182	(7,474,325)
Direxion Daily S&P 500® Bull 2X Shares	—	118,390,106	19,147,852	2,792,041	(6,224,388)
Direxion Daily MSCI Brazil Bull 2X Shares	83,329,465	—	90,523,310	15,304,754	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	1,119,139	—	1,565,004	34,492	(21,324)
Direxion Daily MSCI India Bull 2X Shares	43,039,424	—	44,216,616	1,894,377	(942,501)
Direxion Daily AI and Big Data Bull 2X Shares	—	7,563,055	3,438,138	120,841	(711,731)
Direxion Daily AI and Big Data Bear 2X Shares	—	—	2,428,438	219,104	(249,089)
Direxion Daily Cloud Computing Bull 2X Shares	—	3,918,123	2,314,399	261,444	(400,317)
Direxion Daily Crypto Industry Bull 2X Shares	—	2,677,555	1,031,014	37,094	(101,705)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	—	1,704,862	1,800,466	31,697	(231,366)
Direxion Daily Energy Bull 2X Shares	—	130,958,984	76,462,643	838,676	(16,300,665)
Direxion Daily Energy Bear 2X Shares	—	—	16,492,952	3,945,040	—
Direxion Daily Gold Miners Index Bull 2X Shares	237,209,479	—	245,173,195	168,601,436	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	141,260,420	1,024,544	(18,289,028)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	74,562,257	—	194,920,971	89,531,000	(1,480,249)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	95,155,552	1,306,486	(13,576,344)
Direxion Daily Magnificent 7 Bull 2X Shares	—	34,816,051	46,266,174	1,816,673	(10,714,271)
Direxion Daily NYSE FANG+ Bull 2X Shares	—	39,879,622	58,247,316	1,544,133	(5,222,503)

203

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$10,540,439	$—	$12,541,030	$558,293	$(2,243,303)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	—	138,943,143	97,433,003	168,888	(36,061,810)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	40,375,158	11,115,036	(948,763)
Direxion Daily Travel & Vacation Bull 2X Shares	—	2,780,780	1,552,710	—	(426,381)
Direxion Daily Uranium Industry Bull 2X Shares	—	3,396,015	3,719,288	178,451	(323,860)

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, and b) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended April 30, 2025.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2025, the Funds were invested in swap contracts. At April 30, 2025, the fair values of derivative instruments, by primary risk, were as follows:
Swap Contracts

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion Daily AAPL Bear 1X Shares	$2,005,140	$2,005,140
Direxion Daily AMD Bear 1X Shares	249,444	249,444
Direxion Daily AMZN Bear 1X Shares	501,660	501,660
Direxion Daily AVGO Bear 1X Shares	242,662	242,662
Direxion Daily GOOGL Bear 1X Shares	571,728	571,728
Direxion Daily META Bear 1X Shares	756,290	756,290
Direxion Daily MSFT Bear 1X Shares	316,676	316,676
Direxion Daily MU Bear 1X Shares	488,451	488,451

204

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion Daily NVDA Bear 1X Shares	$2,686,309	$2,686,309
Direxion Daily PANW Bear 1X Shares	24,716	24,716
Direxion Daily TSLA Bear 1X Shares	5,217,461	5,217,461
Direxion Daily TSM Bear 1X Shares	605,090	605,090
Direxion Daily XOM Bear 1X Shares	63,707	63,707
Direxion Daily S&P 500® Bear 1X Shares	2,943,647	2,943,647
Direxion Daily Magnificent 7 Bear 1X Shares	704,795	704,795
Direxion Daily AAPL Bull 2X Shares	4,061,915	4,061,915
Direxion Daily AMD Bull 2X Shares	58,407	58,407
Direxion Daily AVGO Bull 2X Shares	1,615,153	1,615,153
Direxion Daily BA Bull 2X Shares	193,033	193,033
Direxion Daily BRKB Bull 2X Shares	2,374,619	2,374,619
Direxion Daily GOOGL Bull 2X Shares	338,595	338,595
Direxion Daily LLY Bull 2X Shares	256,338	256,338
Direxion Daily META Bull 2X Shares	461,949	461,949
Direxion Daily MSFT Bull 2X Shares	1,167,722	1,167,722
Direxion Daily MU Bull 2X Shares	786,549	786,549
Direxion Daily NFLX Bull 2X Shares	1,387,076	1,387,076
Direxion Daily NVDA Bull 2X Shares	885,552	885,552
Direxion Daily PANW Bull 2X Shares	1,536	1,536
Direxion Daily PLTR Bull 2X Shares	48,690,489	48,690,489
Direxion Daily TSLA Bull 2X Shares	94,270,904	94,270,904
Direxion Daily TSM Bull 2X Shares	2,712,636	2,712,636
Direxion Daily CSI China Internet Index Bull 2X Shares	13,027,182	13,027,182
Direxion Daily S&P 500® Bull 2X Shares	2,792,041	2,792,041
Direxion Daily MSCI Brazil Bull 2X Shares	15,304,754	15,304,754
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	34,492	34,492
Direxion Daily MSCI India Bull 2X Shares	1,894,377	1,894,377
Direxion Daily AI and Big Data Bull 2X Shares	120,841	120,841
Direxion Daily AI and Big Data Bear 2X Shares	219,104	219,104
Direxion Daily Cloud Computing Bull 2X Shares	261,444	261,444
Direxion Daily Crypto Industry Bull 2X Shares	37,094	37,094
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	31,697	31,697
Direxion Daily Energy Bull 2X Shares	838,676	838,676
Direxion Daily Energy Bear 2X Shares	3,945,040	3,945,040
Direxion Daily Gold Miners Index Bull 2X Shares	168,601,436	168,601,436
Direxion Daily Gold Miners Index Bear 2X Shares	1,024,544	1,024,544
Direxion Daily Junior Gold Miners Index Bull 2X Shares	89,531,000	89,531,000
Direxion Daily Junior Gold Miners Index Bear 2X Shares	1,306,486	1,306,486
Direxion Daily Magnificent 7 Bull 2X Shares	1,816,673	1,816,673
Direxion Daily NYSE FANG+ Bull 2X Shares	1,544,133	1,544,133
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	558,293	558,293
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	168,888	168,888
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	11,115,036	11,115,036
Direxion Daily Uranium Industry Bull 2X Shares	178,451	178,451

205

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Swap Contracts

	Liability Derivatives[2]
Fund	Equity Risk	Total
Direxion Daily AMD Bear 1X Shares	$74,500	$74,500
Direxion Daily AMZN Bear 1X Shares	27,906	27,906
Direxion Daily AVGO Bear 1X Shares	137,888	137,888
Direxion Daily BA Bear 1X Shares	247,676	247,676
Direxion Daily BRKB Bear 1X Shares	205,012	205,012
Direxion Daily GOOGL Bear 1X Shares	142,666	142,666
Direxion Daily LLY Bear 1X Shares	340,712	340,712
Direxion Daily MSFT Bear 1X Shares	4,222	4,222
Direxion Daily MU Bear 1X Shares	154,612	154,612
Direxion Daily NFLX Bear 1X Shares	1,112,904	1,112,904
Direxion Daily NVDA Bear 1X Shares	22,761	22,761
Direxion Daily PANW Bear 1X Shares	55,993	55,993
Direxion Daily PLTR Bear 1X Shares	4,336,948	4,336,948
Direxion Daily TSLA Bear 1X Shares	3,979,790	3,979,790
Direxion Daily Crypto Industry Bear 1X Shares	263,846	263,846
Direxion Daily Magnificent 7 Bear 1X Shares	164,602	164,602
Direxion Daily AAPL Bull 2X Shares	4,358,804	4,358,804
Direxion Daily AMD Bull 2X Shares	533,754	533,754
Direxion Daily AMZN Bull 2X Shares	57,922,224	57,922,224
Direxion Daily AVGO Bull 2X Shares	4,895,809	4,895,809
Direxion Daily BRKB Bull 2X Shares	84,846	84,846
Direxion Daily GOOGL Bull 2X Shares	49,121,843	49,121,843
Direxion Daily LLY Bull 2X Shares	9,567	9,567
Direxion Daily META Bull 2X Shares	13,350,928	13,350,928
Direxion Daily MSFT Bull 2X Shares	18,619,588	18,619,588
Direxion Daily MU Bull 2X Shares	4,022,326	4,022,326
Direxion Daily NFLX Bull 2X Shares	201,831	201,831
Direxion Daily NVDA Bull 2X Shares	111,507,561	111,507,561
Direxion Daily PANW Bull 2X Shares	61,303	61,303
Direxion Daily TSLA Bull 2X Shares	939,193,631	939,193,631
Direxion Daily TSM Bull 2X Shares	22,781,107	22,781,107
Direxion Daily XOM Bull 2X Shares	114,174	114,174
Direxion Daily CSI 300 China A Share Bull 2X Shares	11,917,559	11,917,559
Direxion Daily CSI China Internet Index Bull 2X Shares	7,474,325	7,474,325
Direxion Daily S&P 500® Bull 2X Shares	6,224,388	6,224,388
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	21,324	21,324
Direxion Daily MSCI India Bull 2X Shares	942,501	942,501
Direxion Daily AI and Big Data Bull 2X Shares	711,731	711,731
Direxion Daily AI and Big Data Bear 2X Shares	249,089	249,089
Direxion Daily Cloud Computing Bull 2X Shares	400,317	400,317
Direxion Daily Crypto Industry Bull 2X Shares	101,705	101,705
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	231,366	231,366
Direxion Daily Energy Bull 2X Shares	16,300,665	16,300,665
Direxion Daily Gold Miners Index Bear 2X Shares	18,289,028	18,289,028
Direxion Daily Junior Gold Miners Index Bull 2X Shares	1,480,249	1,480,249
Direxion Daily Junior Gold Miners Index Bear 2X Shares	13,576,344	13,576,344
Direxion Daily Magnificent 7 Bull 2X Shares	10,714,271	10,714,271
Direxion Daily NYSE FANG+ Bull 2X Shares	5,222,503	5,222,503

206

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Liability Derivatives[2]
Fund	Equity Risk	Total
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$2,243,303	$2,243,303
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	36,061,810	36,061,810
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	948,763	948,763
Direxion Daily Travel & Vacation Bull 2X Shares	426,381	426,381
Direxion Daily Uranium Industry Bull 2X Shares	323,860	323,860

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the period ended April 30, 2025, by primary risk, were as follows:

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily AAPL Bear 1X Shares	Swap Contracts	$(229,911)	$2,126,990
Direxion Daily AMD Bear 1X Shares	Swap Contracts	(57,185)	174,944
Direxion Daily AMZN Bear 1X Shares	Swap Contracts	(146,889)	463,143
Direxion Daily AVGO Bear 1X Shares	Swap Contracts	(601,163)	(99,913)
Direxion Daily BA Bear 1X Shares	Swap Contracts	(44,657)	(247,676)
Direxion Daily BRKB Bear 1X Shares	Swap Contracts	(215,499)	(205,012)
Direxion Daily GOOGL Bear 1X Shares	Swap Contracts	333,603	504,442
Direxion Daily LLY Bear 1X Shares	Swap Contracts	(313,260)	(340,712)
Direxion Daily META Bear 1X Shares	Swap Contracts	(115,037)	959,868
Direxion Daily MSFT Bear 1X Shares	Swap Contracts	(179,867)	(190,939)
Direxion Daily MU Bear 1X Shares	Swap Contracts	(361,514)	253,727
Direxion Daily NFLX Bear 1X Shares	Swap Contracts	(987,461)	(1,001,951)
Direxion Daily NVDA Bear 1X Shares	Swap Contracts	(186,393)	3,674,025
Direxion Daily PANW Bear 1X Shares	Swap Contracts	(14,301)	(31,277)
Direxion Daily PLTR Bear 1X Shares	Swap Contracts	3,809,942	(4,336,948)
Direxion Daily TSLA Bear 1X Shares	Swap Contracts	(10,971,924)	1,363,309
Direxion Daily TSM Bear 1X Shares	Swap Contracts	75,803	598,420
Direxion Daily XOM Bear 1X Shares	Swap Contracts	(570)	63,707
Direxion Daily S&P 500® Bear 1X Shares	Swap Contracts	(5,427,395)	10,738,225
Direxion Daily Crypto Industry Bear 1X Shares	Swap Contracts	492,501	(413,205)
Direxion Daily Magnificent 7 Bear 1X Shares	Swap Contracts	(511,839)	641,404
Direxion Daily AAPL Bull 2X Shares	Swap Contracts	10,952,262	(6,820,753)
Direxion Daily AMD Bull 2X Shares	Swap Contracts	(1,245,687)	(475,347)
Direxion Daily AMZN Bull 2X Shares	Swap Contracts	15,351,172	(54,327,870)
Direxion Daily AVGO Bull 2X Shares	Swap Contracts	(17,607,900)	(2,786,251)
Direxion Daily BA Bull 2X Shares	Swap Contracts	408,197	193,033
Direxion Daily BRKB Bull 2X Shares	Swap Contracts	380,441	2,289,773
Direxion Daily GOOGL Bull 2X Shares	Swap Contracts	(9,035,925)	(62,333,796)
Direxion Daily LLY Bull 2X Shares	Swap Contracts	34,643	246,771
Direxion Daily META Bull 2X Shares	Swap Contracts	3,074,109	(16,622,232)
Direxion Daily MSFT Bull 2X Shares	Swap Contracts	(19,054,569)	(6,912,899)
Direxion Daily MU Bull 2X Shares	Swap Contracts	(14,300,890)	(2,706,064)
Direxion Daily NFLX Bull 2X Shares	Swap Contracts	19,752,584	800,968
Direxion Daily NVDA Bull 2X Shares	Swap Contracts	(76,535,924)	(219,958,438)
Direxion Daily PANW Bull 2X Shares	Swap Contracts	24,977	(59,767)
Direxion Daily PLTR Bull 2X Shares	Swap Contracts	56,626,171	48,690,489

207

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily TSLA Bull 2X Shares	Swap Contracts	$500,000,211	$(1,263,784,564)
Direxion Daily TSM Bull 2X Shares	Swap Contracts	(23,512,625)	(19,324,985)
Direxion Daily XOM Bull 2X Shares	Swap Contracts	(3,859)	(114,174)
Direxion Daily CSI 300 China A Share Bull 2X Shares	Swap Contracts	(82,389,128)	36,771,818
Direxion Daily CSI China Internet Index Bull 2X Shares	Swap Contracts	25,494,126	(39,169,462)
Direxion Daily S&P 500® Bull 2X Shares	Swap Contracts	17,035,875	(24,187,765)
Direxion Daily MSCI Brazil Bull 2X Shares	Swap Contracts	(28,907,069)	26,519,227
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	Swap Contracts	(373,414)	173,777
Direxion Daily MSCI India Bull 2X Shares	Swap Contracts	1,544,993	(8,569,787)
Direxion Daily AI and Big Data Bull 2X Shares	Swap Contracts	15,003	(1,093,063)
Direxion Daily AI and Big Data Bear 2X Shares	Swap Contracts	(555,751)	114,077
Direxion Daily Cloud Computing Bull 2X Shares	Swap Contracts	246,568	(390,678)
Direxion Daily Crypto Industry Bull 2X Shares	Swap Contracts	(1,081,162)	(33,729)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	Swap Contracts	443,134	(401,115)
Direxion Daily Energy Bull 2X Shares	Swap Contracts	(5,977,851)	(26,404,635)
Direxion Daily Energy Bear 2X Shares	Swap Contracts	2,123,374	1,720,415
Direxion Daily Gold Miners Index Bull 2X Shares	Swap Contracts	148,765,379	(10,901,986)
Direxion Daily Gold Miners Index Bear 2X Shares	Swap Contracts	(27,196,940)	(5,999,645)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	Swap Contracts	114,632,967	(37,447,665)
Direxion Daily Junior Gold Miners Index Bear 2X Shares	Swap Contracts	(24,609,066)	(204,302)
Direxion Daily Magnificent 7 Bull 2X Shares	Swap Contracts	(7,468,064)	(9,523,809)
Direxion Daily NYSE FANG+ Bull 2X Shares	Swap Contracts	11,672,309	(15,933,438)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	Swap Contracts	(36,080)	(4,390,742)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	Swap Contracts	(38,886,416)	(16,094,890)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	Swap Contracts	16,188,235	1,011,720
Direxion Daily Travel & Vacation Bull 2X Shares	Swap Contracts	681,652	(1,221,768)
Direxion Daily Uranium Industry Bull 2X Shares	Swap Contracts	(3,010,265)	(700,643)

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.
For the period ended April 30, 2025, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily AAPL Bear 1X Shares	$—	$33,832,876
Direxion Daily AMD Bear 1X Shares	—	1,355,992
Direxion Daily AMZN Bear 1X Shares	—	4,126,524
Direxion Daily AVGO Bear 1X Shares	—	3,365,528
Direxion Daily BA Bear 1X Shares	—	979,924
Direxion Daily BRKB Bear 1X Shares	—	1,836,089
Direxion Daily GOOGL Bear 1X Shares	—	4,410,753
Direxion Daily LLY Bear 1X Shares	—	1,835,963
Direxion Daily META Bear 1X Shares	—	6,725,085
Direxion Daily MSFT Bear 1X Shares	—	6,933,328

208

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily MU Bear 1X Shares	$—	$3,829,811
Direxion Daily NFLX Bear 1X Shares	—	5,962,307
Direxion Daily NVDA Bear 1X Shares	—	33,543,030
Direxion Daily PANW Bear 1X Shares	—	1,210,520
Direxion Daily PLTR Bear 1X Shares	—	15,257,638
Direxion Daily TSLA Bear 1X Shares	—	60,269,663
Direxion Daily TSM Bear 1X Shares	—	4,311,851
Direxion Daily XOM Bear 1X Shares	—	1,313,157
Direxion Daily S&P 500® Bear 1X Shares	—	158,960,600
Direxion Daily Crypto Industry Bear 1X Shares	—	2,764,978
Direxion Daily Magnificent 7 Bear 1X Shares	—	4,646,467
Direxion Daily AAPL Bull 2X Shares	193,825,767	—
Direxion Daily AMD Bull 2X Shares	8,529,224	—
Direxion Daily AMZN Bull 2X Shares	363,262,428	—
Direxion Daily AVGO Bull 2X Shares	73,408,406	—
Direxion Daily BA Bull 2X Shares	3,492,479	—
Direxion Daily BRKB Bull 2X Shares	33,258,291	—
Direxion Daily GOOGL Bull 2X Shares	345,547,752	—
Direxion Daily LLY Bull 2X Shares	3,592,148	—
Direxion Daily META Bull 2X Shares	138,968,216	—
Direxion Daily MSFT Bull 2X Shares	294,386,012	—
Direxion Daily MU Bull 2X Shares	30,224,371	—
Direxion Daily NFLX Bull 2X Shares	57,946,983	—
Direxion Daily NVDA Bull 2X Shares	1,006,917,673	—
Direxion Daily PANW Bull 2X Shares	3,752,255	—
Direxion Daily PLTR Bull 2X Shares	257,940,559	—
Direxion Daily TSLA Bull 2X Shares	7,832,802,339	—
Direxion Daily TSM Bull 2X Shares	147,813,888	—
Direxion Daily XOM Bull 2X Shares	2,158,969	—
Direxion Daily CSI 300 China A Share Bull 2X Shares	404,096,597	—
Direxion Daily CSI China Internet Index Bull 2X Shares	451,898,674	—
Direxion Daily S&P 500® Bull 2X Shares	156,746,626	—
Direxion Daily MSCI Brazil Bull 2X Shares	170,750,719	—
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	4,627,165	—
Direxion Daily MSCI India Bull 2X Shares	122,781,692	—
Direxion Daily AI and Big Data Bull 2X Shares	12,457,655	—
Direxion Daily AI and Big Data Bear 2X Shares	—	4,072,680
Direxion Daily Cloud Computing Bull 2X Shares	7,799,415	—
Direxion Daily Crypto Industry Bull 2X Shares	4,368,068	—
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	5,640,391	—
Direxion Daily Energy Bull 2X Shares	316,733,677	—
Direxion Daily Energy Bear 2X Shares	—	45,220,604
Direxion Daily Gold Miners Index Bull 2X Shares	672,563,561	—
Direxion Daily Gold Miners Index Bear 2X Shares	—	204,932,048
Direxion Daily Junior Gold Miners Index Bull 2X Shares	420,852,854	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	117,957,181
Direxion Daily Magnificent 7 Bull 2X Shares	104,977,365	—
Direxion Daily NYSE FANG+ Bull 2X Shares	127,092,621	—

209

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	$37,696,679	$—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	388,238,053	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	99,105,080
Direxion Daily Travel & Vacation Bull 2X Shares	7,797,580	—
Direxion Daily Uranium Industry Bull 2X Shares	11,634,836	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 200%, or -200% daily performance of their respective index.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.

210

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
In addition, the Fund’s investments in derivatives are subject to the following risks:
• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

211

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
10. ADDITIONAL INFORMATION
On November 4, 2024, shares of the following Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Fund	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Gold Miners Index Bear 2X Shares	11/4/2024	1:10	5.29	52.90	18,410,171	1,841,017

11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On June 23, 2025, certain Funds declared income distributions with an ex-date of June 24, 2025 and payable date of July 2, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily AAPL Bear 1X Shares	$0.12095
Direxion Daily AMD Bear 1X Shares	0.17165
Direxion Daily AMZN Bear 1X Shares	0.06763
Direxion Daily AVGO Bear 1X Shares	0.05199
Direxion Daily BA Bear 1X Shares	0.13095
Direxion Daily BRKB Bear 1X Shares	0.22107
Direxion Daily GOOGL Bear 1X Shares	0.14618
Direxion Daily LLY Bear 1X Shares	0.22280
Direxion Daily META Bear 1X Shares	0.09535
Direxion Daily MSFT Bear 1X Shares	0.08858
Direxion Daily MU Bear 1X Shares	0.20558
Direxion Daily NFLX Bear 1X Shares	0.08059
Direxion Daily NVDA Bear 1X Shares	0.04081
Direxion Daily PANW Bear 1X Shares	0.20414
Direxion Daily PLTR Bear 1X Shares	0.05144
Direxion Daily TSLA Bear 1X Shares	0.05292
Direxion Daily TSM Bear 1X Shares	0.12192
Direxion Daily XOM Bear 1X Shares	0.14481
Direxion Daily S&P 500® Bear 1X Shares	0.13499
Direxion Daily Crypto Industry Bear 1X Shares	0.27651
Direxion Daily Magnificent 7 Bear 1X Shares	0.20053
Direxion Daily AAPL Bull 2X Shares	0.08428
Direxion Daily AMD Bull 2X Shares	0.10338
Direxion Daily AMZN Bull 2X Shares	0.26454
Direxion Daily AVGO Bull 2X Shares	0.19036
Direxion Daily BA Bull 2X Shares	0.09746
Direxion Daily BRKB Bull 2X Shares	0.15371
Direxion Daily GOOGL Bull 2X Shares	0.14618
Direxion Daily LLY Bull 2X Shares	0.10303
Direxion Daily META Bull 2X Shares	0.24968

212

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Per Share Income Distribution
Direxion Daily MSFT Bull 2X Shares	$0.37388
Direxion Daily MU Bull 2X Shares	0.10341
Direxion Daily NFLX Bull 2X Shares	0.35237
Direxion Daily NVDA Bull 2X Shares	0.60667
Direxion Daily PANW Bull 2X Shares	0.12140
Direxion Daily PLTR Bull 2X Shares	0.31714
Direxion Daily TSLA Bull 2X Shares	0.08962
Direxion Daily TSM Bull 2X Shares	0.25809
Direxion Daily XOM Bull 2X Shares	0.12287
Direxion Daily CSI 300 China A Share Bull 2X Shares	0.09815
Direxion Daily S&P 500® Bull 2X Shares	0.37920
Direxion Daily MSCI Brazil Bull 2X Shares	0.76952
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	0.25370
Direxion Daily MSCI India Bull 2X Shares	0.19948
Direxion Daily AI and Big Data Bull 2X Shares	0.04280
Direxion Daily AI and Big Data Bear 2X Shares	0.12090
Direxion Daily Cloud Computing Bull 2X Shares	0.02949
Direxion Daily Crypto Industry Bull 2X Shares	0.02138
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	0.14986
Direxion Daily Energy Bull 2X Shares	0.32280
Direxion Daily Energy Bear 2X Shares	0.13880
Direxion Daily Gold Miners Index Bull 2X Shares	0.03886
Direxion Daily Gold Miners Index Bear 2X Shares	0.23398
Direxion Daily Junior Gold Miners Index Bull 2X Shares	0.16463
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.09627
Direxion Daily Magnificent 7 Bull 2X Shares	0.05165
Direxion Daily NYSE FANG+ Bull 2X Shares	0.64161
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	0.05340
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	0.14605
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.05601
Direxion Daily Travel & Vacation Bull 2X Shares	0.07240
Direxion Daily Uranium Industry Bull 2X Shares	0.05913

12. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

213

Direxion Shares ETF Trust
ADDITIONAL INFORMATION (Unaudited)
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
Federal Tax Status of Dividends Declared During the Tax Year
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily AAPL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AVGO Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily META Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSFT Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MU Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NFLX Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NVDA Bear 1X Shares	0.00%	0.00%	0.00%	2.73%
Direxion Daily TSLA Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSM Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Crypto Industry Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Magnificent 7 Bear 1X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily AAPL Bull 2X Shares	0.27%	0.27%	0.00%	0.00%
Direxion Daily AMZN Bull 2X Shares	0.00%	0.00%	0.00%	16.06%
Direxion Daily AVGO Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bull 2X Shares	0.51%	0.51%	0.00%	0.00%
Direxion Daily META Bull 2X Shares	1.19%	1.19%	0.00%	0.00%
Direxion Daily MSFT Bull 2X Shares	1.00%	1.00%	0.00%	0.00%
Direxion Daily MU Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NFLX Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily NVDA Bull 2X Shares	0.01%	0.01%	0.00%	0.00%
Direxion Daily TSLA Bull 2X Shares	0.00%	0.00%	0.00%	30.65%
Direxion Daily TSM Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSI 300 China A Share Bull 2X Shares	29.71%	29.71%	0.00%	0.00%
Direxion Daily CSI China Internet Index Bull 2X Shares	31.01%	31.01%	0.00%	0.00%
Direxion Daily S&P 500® Bull 2X Shares	16.09%	16.09%	0.00%	0.00%
Direxion Daily MSCI Brazil Bull 2X Shares	61.97%	61.97%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares	4.89%	4.89%	0.00%	0.00%
Direxion Daily MSCI India Bull X Shares	0.27%	0.27%	0.00%	0.00%
Direxion Daily AI and Big Data Bull 2X Shares	9.09%	9.09%	0.00%	0.00%
Direxion Daily AI and Big Data Bull Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Cloud Computing Bull 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Crypto Industry Bull 2X Shares	5.81%	5.81%	0.00%	0.00%
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares	6.24%	6.24%	0.00%	0.00%
Direxion Daily Energy Bull 2X Shares	86.76%	86.76%	0.00%	0.00%
Direxion Daily Energy Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bull 2X Shares	36.47%	36.74%	0.00%	0.00%

214

Direxion Shares ETF Trust
ADDITIONAL INFORMATION (Unaudited)(Continued)

Funds	DRD	QDI	QII	QSTG
Direxion Daily Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bull 2X Shares	11.30%	11.30%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Magnificent 7 Bull 2X Shares	0.83%	0.83%	0.00%	13.54%
Direxion Daily NYSE FANG+ Bull 2X Shares	9.90%	9.90%	0.00%	0.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	6.85%	6.85%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	57.95%	57.95%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Travel & Vacation Bull 2X Shares	77.90%	77.90%	0.00%	0.00%
Direxion Daily Uranium Industry Bull 2X Shares	0.17%	0.17%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2024. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
Disclosure of Portfolio Holdings
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended April 30, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

215

Direxion Shares ETF Trust
FORM N-CSR ITEMS (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
At meetings held on August 24, 2023, August 22, 2024 and November 21, 2024, the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) considered the approval of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of the Direxion Daily AMD Bull 2X Shares, Direxion Daily AMD Bear 1X Shares, Direxion Daily BA Bull 2X Shares, Direxion Daily BA Bear 1X Shares, Direxion Daily BRKB Bull 2X Shares, Direxion Daily BRKB Bear 1X Shares, Direxion Daily LLY Bull 2X Shares, Direxion Daily LLY Bear 1X Shares, Direxion Daily PANW Bull 2X Shares, Direxion Daily PANW Bear 1X Shares, Direxion Daily PLTR Bull 2X Shares, Direxion Daily PLTR Bear 1X Shares, Direxion Daily XOM Bull 2X Shares and Direxion Daily XOM Bear 1X Shares, each a series of the ETF Trust. Each such series is referred to herein as a “Fund” and collectively as the “Funds.”
Following such consideration, the Board, including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the “Independent Trustees”), unanimously approved the Agreement on behalf of the relevant Funds. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.
The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors. For each Fund, the Board considered, among others, the following factors to the extent applicable: (1) the nature, extent, and quality of the services to be provided; (2) the projected profitability to the Adviser based upon its services to be provided to the Fund; (3) the extent to which economies of scale might be realized as the Fund grows; (4) whether fee levels reflect these economies of scale, if any, for the benefit of the Fund’s shareholders; (5) comparisons of services and fees with contracts entered into by the Adviser with other clients (such as institutional investors), if any; and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund.
Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser. Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser about its personnel, operations and financial condition, the Board considered the quality of the services provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the Funds, as well as the capacity and integrity of the Adviser’s senior management and staff. The Board noted that the Adviser has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with investment strategies similar to the Funds. The Board considered the Adviser’s representation that it has the financial resources and appropriate staffing to manage the relevant Funds and to meet its fee waiver and expense obligations thereto. The Board considered that the Adviser will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers, and provide compliance services to the Funds. The Board observed that because the Funds had not commenced operations, they did not have any prior performance history. Under the totality of the circumstances, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement were fair and reasonable.
Costs of Services Provided to the Funds and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rates to be paid to the Adviser by the Funds in light of the investment

216

Direxion Shares ETF Trust
FORM N-CSR ITEMS (Unaudited)(Continued)
advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including pursuant to contractual fee waivers and expense reimbursement arrangements. The Board considered that the proposed advisory fee rate and net expense ratio for each Fund were similar to those of comparable exchange-traded funds and to those of similar series of the Trust. The Board also considered that for many of the Funds the Adviser manages more than the Fund’s net assets due to the leveraged exposure of such Funds.
The Board considered the overall profitability of the Adviser’s investment business and, because the Funds had not yet commenced operations and the Adviser had no profit data related to the Funds, the Board considered the break-even analysis provided by the Adviser with respect to its services to be rendered to the Funds. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. Based on these considerations, the Board determined that, in the exercise of its reasonable business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement was not excessive.
Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. Noting that the Funds had not yet commenced operations and did not yet have any assets, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the agreement.
Other Benefits. The Board considered the Adviser’s representations that its relationship with the Funds may enable it to attract assets to other funds. The Board also considered that the Adviser’s overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and other considerations, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.
Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services performed, or to be performed, expenses incurred, or to be incurred and such other matters as the Board considered relevant.

217

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 69.5%
	Accommodation — 0.8%
1,144	Boyd Gaming Corp.	$79,096
385	Choice Hotels International, Inc.(b)	48,552
1,070	Hilton Grand Vacations, Inc.(a)	35,984
735	Hyatt Hotels Corp. Class A	82,820
3,560	Park Hotels & Resorts, Inc.	35,387
1,180	Travel + Leisure Co.	51,838
646	Vail Resorts, Inc.	89,923
1,341	Wyndham Hotels & Resorts, Inc.	114,387
		537,987
	Administrative and Support Services — 0.9%
809	ManpowerGroup, Inc.	34,844
1,061	MasTec, Inc.(a)	135,087
3,182	RB Global, Inc. ADR	320,427
2,500	Warner Music Group Corp. Class A	76,125
		566,483
	Air Transportation — 0.3%
2,122	Alaska Air Group, Inc.(a)	93,941
11,342	American Airlines Group, Inc.(a)	112,853
		206,794
	Ambulatory Health Care Services — 0.3%
1,603	Acadia Healthcare Company, Inc.(a)	37,510
565	Amedisys, Inc.(a)	53,618
430	Medpace Holdings, Inc.(a)	132,608
		223,736
	Apparel Manufacturing — 0.3%
2,034	Capri Holdings Ltd. ADR(a)(b)	30,591
553	Columbia Sportswear Co.(b)	34,380
959	PVH Corp.	66,152
3,256	Under Armour, Inc. Class A(a)(b)	18,624
2,209	Under Armour, Inc. Class C(a)(b)	12,017
5,711	VF Corp.	67,847
		229,611
	Beverage and Tobacco Product Manufacturing — 0.3%
148	Boston Beer Co., Inc. Class A(a)	36,378
102	Coca-Cola Consolidated, Inc.	138,293
		174,671
	Broadcasting and Content Providers — 0.1%
503	Nexstar Media Group, Inc.	75,279
	Building Material and Garden Equipment and Supplies Dealers — 0.1%
977	Knife River Corp.(a)(b)	91,232

The accompanying notes are an integral part of these financial statements.

1

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — 3.2%
813	Ashland, Inc.	$44,219
1,576	Avient Corp.	52,497
3,287	BioMarin Pharmaceutical, Inc.(a)	209,349
935	Cabot Corp.	73,435
6,316	Coty, Inc. Class A(a)	31,896
2,194	Halozyme Therapeutics, Inc.(a)	134,755
3,298	Hims & Hers Health, Inc.(a)(b)	109,164
1,042	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	121,872
1,200	Lantheus Holdings, Inc.(a)	125,208
1,720	Neurocrine Biosciences, Inc.(a)	185,227
132	NewMarket Corp.	81,220
1,996	Olin Corp.	43,153
2,352	Perrigo Co. PLC ADR (Ireland)	60,493
899	Repligen Corp.(a)	124,053
7,263	Roivant Sciences Ltd. ADR (Ireland)(a)(b)	84,396
2,217	RPM International, Inc.	236,665
1,648	Sarepta Therapeutics, Inc.(a)	102,835
744	Scotts Miracle-Gro Co.	37,483
770	United Therapeutics Corp.(a)	233,379
577	Westlake Chemical Corp.	53,332
		2,144,631
	Clothing, Clothing Accessories, Shoe, and JewelryRetailers — 0.4%
870	Abercrombie & Fitch Co. Class A(a)	60,396
3,736	Bath & Body Works, Inc.	113,985
3,839	Gap, Inc.	84,074
1,680	Nordstrom, Inc.	40,555
		299,010
	Computer and Electronic Product Manufacturing — 3.0%
1,957	Amkor Technology, Inc.	34,150
332	Bio-Rad Laboratories, Inc. Class A(a)	81,035
1,908	Bruker Corp.	76,434
917	Cirrus Logic, Inc.(a)	88,069
2,929	Cognex Corp.	79,962
1,057	Dolby Laboratories, Inc.	81,167
2,084	EchoStar Corp.(a)(b)	46,848
621	Fabrinet ADR(a)	127,342
6,608	Flex Ltd. ADR(a)	226,919
2,732	Illumina, Inc.(a)	212,003
1,877	Iridium Communications, Inc.	45,292
2,380	Lattice Semiconductor Corp.(a)	116,453
936	LivaNova PLC ADR (United Kingdom)(a)	34,632
1,193	Lumentum Holdings, Inc.(a)(b)	70,435
1,026	MACOM Technology Solutions Holdings, Inc.(a)	106,448
767	Masimo Corp.(a)	123,456
1,160	MKS Instruments, Inc.	81,362

The accompanying notes are an integral part of these financial statements.

2

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
982	Power Integrations, Inc.	$48,236
1,838	Rambus, Inc.(a)	89,676
2,580	Sensata Technologies Holdings PLC ADR (United Kingdom)	55,212
761	Universal Display Corp.	95,604
2,565	Vontier Corp.	81,593
		2,002,328
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 1.6%
2,254	Allegro MicroSystems, Inc.(a)	42,984
763	ASGN, Inc.(a)	38,440
2,672	Coherent Corp.(a)	171,863
799	Concentrix Corp.(b)	40,797
2,775	ExlService Holdings, Inc.(a)	134,532
4,014	Kyndryl Holdings, Inc.(a)	130,134
620	Novanta, Inc. ADR (Canada)(a)	73,693
851	Onto Innovation, Inc.(a)	103,796
5,346	Pure Storage, Inc.(a)	242,494
607	WEX, Inc.(a)	79,135
		1,057,868
	Construction of Buildings — 0.7%
11,744	Avantor, Inc.(a)	152,554
1,197	KB Home	64,674
1,785	Taylor Morrison Home Corp.(a)	102,370
1,722	Toll Brothers, Inc.	173,698
		493,296
	Credit Intermediation and Related Activities — 4.3%
4,740	Ally Financial, Inc.	154,808
2,828	Associated Banc-Corp.	62,386
1,820	Bank OZK	77,532
3,166	Cadence Bank	92,637
3,615	Columbia Banking System, Inc.	81,048
2,266	Comerica, Inc.	121,798
2,106	Commerce Bancshares, Inc.	127,918
2,391	East West Bancorp, Inc.	204,550
712	Euronet Worldwide, Inc.(a)	70,559
6,203	F.N.B. Corp.	81,197
2,219	First Financial Bankshares, Inc.	74,359
9,039	First Horizon National Corp.	163,425
5,227	Flagstar Financial, Inc.	61,208
1,484	Hancock Whitney Corp.	77,302
923	International Bancshares Corp.	56,340
5,502	Old National Bancorp	113,286
1,320	Pinnacle Financial Partners, Inc.	132,317
1,644	Prosperity Bancshares, Inc.	111,628

The accompanying notes are an integral part of these financial statements.

3

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
2,434	Synovus Financial Corp.	$105,441
794	Texas Capital Bancshares, Inc.(a)	54,111
1,174	UMB Financial Corp.	111,025
2,462	United Bankshares, Inc.	84,422
8,193	Valley National Bancorp	70,460
2,956	Webster Financial Corp.	139,819
1,882	Western Alliance Bancorp	131,194
5,828	Western Union Co.	57,756
1,147	Wintrust Financial Corp.	127,512
2,551	Zions Bancorp	114,718
		2,860,756
	Educational Services — 0.6%
654	Duolingo, Inc.(a)	254,720
59	Graham Holdings Co. Class B	54,283
496	Grand Canyon Education, Inc.(a)	88,471
		397,474
	Electrical Equipment, Appliance, and Component Manufacturing — 0.7%
528	Acuity Brands, Inc.	128,626
455	IPG Photonics Corp.(a)	27,250
429	Littelfuse, Inc.	78,211
1,143	Regal Rexnord Corp.	120,975
676	Synaptics, Inc.(a)	37,626
955	Whirlpool Corp.(b)	72,848
		465,536
	Fabricated Metal Product Manufacturing — 2.2%
3,762	Axalta Coating Systems Ltd. ADR(a)	122,265
1,578	BWX Technologies, Inc.	172,191
725	Chart Industries, Inc.(a)	97,861
2,019	Crown Holdings, Inc.	194,490
650	Curtiss-Wright Corp.	224,179
1,961	Mueller Industries, Inc.	144,251
539	RBC Bearings, Inc.(a)	177,099
1,400	Silgan Holdings, Inc.	72,310
1,101	Timken Co.	70,739
346	Valmont Industries, Inc.	101,454
472	Watts Water Technologies, Inc.	98,058
		1,474,897
	Food and Beverage Retailers — 1.5%
6,994	Albertsons Companies, Inc. Class A	153,728
2,715	Celsius Holdings, Inc.(a)	94,917
2,694	Performance Food Group Co.(a)	217,298
1,725	Sprouts Farmers Market, Inc.(a)	294,975
3,973	Us Foods Holding Corp.(a)	260,867
		1,021,785

The accompanying notes are an integral part of these financial statements.

4

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — 0.6%
3,379	Flowers Foods, Inc.	$59,436
1,112	Ingredion, Inc.	147,696
333	Lancaster Colony Corp.	54,206
695	Pilgrim’s Pride Corp.	37,933
789	Post Holdings, Inc.(a)(b)	89,291
		388,562
	Food Services and Drinking Places — 1.5%
640	Casey’s General Stores, Inc.	296,058
1,399	Cava Group, Inc.(a)	129,310
1,054	Manhattan Associates, Inc.(a)	186,969
1,151	Texas Roadhouse, Inc.	191,020
2,953	Wendy’s Co.(b)	36,912
504	Wingstop, Inc.	133,000
		973,269
	Forestry and Logging — 0.1%
2,423	Rayonier, Inc.	59,267
	Funds, Trusts, and Other Financial Vehicles — 1.4%
1,846	Agree Realty Corp.(b)	143,268
9,975	Annaly Capital Management, Inc.	195,510
3,640	Carlyle Group, Inc.	140,650
895	EastGroup Properties, Inc.	146,261
2,283	First Industrial Realty Trust, Inc.	108,625
6,114	Healthcare Realty Trust, Inc.	94,951
1,663	SEI Investments Co.	130,196
		959,461
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.6%
1,849	Floor & Decor Holdings, Inc. Class A(a)	132,093
7,013	GameStop Corp. Class A(a)	195,382
260	RH(a)	47,848
		375,323
	General Merchandise Retailers — 1.4%
2,213	BellRing Brands, Inc.(a)	170,711
2,279	BJ’s Wholesale Club Holdings, Inc.(a)	267,919
1,083	Burlington Stores, Inc.(a)	243,718
973	e.l.f. Beauty, Inc.(a)(b)	60,200
672	FirstCash Holdings, Inc.	90,021
949	Five Below, Inc.(a)	72,020
4,789	Macy’s, Inc.	54,690
		959,279
	Health and Personal Care Retailers — 1.0%
2,303	Doximity, Inc. Class A(a)	130,995
2,970	Envista Holdings Corp.(a)(b)	47,757
2,935	Option Care Health, Inc.(a)	94,830

The accompanying notes are an integral part of these financial statements.

5

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Health and Personal Care Retailers — (Continued)
661	Penumbra, Inc.(a)	$193,567
1,452	Planet Fitness, Inc. Class A(a)	137,345
2,638	Sotera Health Co.(a)	30,337
		634,831
	Heavy and Civil Engineering Construction — 0.4%
3,280	Core & Main, Inc. Class A(a)	172,791
2,298	KBR, Inc.	121,357
		294,148
	Hospitals — 0.7%
1,738	Encompass Health Corp.	203,329
1,641	Tenet Healthcare Corp.(a)	234,581
		437,910
	Insurance Carriers and Related Activities — 3.8%
1,245	American Financial Group, Inc.	157,692
1,012	Brighthouse Financial, Inc.(a)	58,919
1,753	CNO Financial Group, Inc.	66,509
5,345	Equitable Holdings, Inc.	264,310
1,811	Essent Group Ltd. ADR	103,100
1,777	First American Financial Corp.	108,059
621	Hanover Insurance Group, Inc.	103,148
1,036	Kemper Corp.	61,248
382	Kinsale Capital Group, Inc.	166,269
4,285	MGIC Investment Corp.	106,739
4,023	Old Republic International Corp.	151,265
577	Primerica, Inc.	151,215
1,136	Reinsurance Group of America, Inc.	212,784
849	RenaissanceRe Holdings Ltd. ADR	205,399
1,438	RLI Corp.	106,426
1,835	Ryan Specialty Holdings, Inc.	120,211
1,049	Selective Insurance Group, Inc.	91,504
2,834	Unum Group	220,089
1,659	Voya Financial, Inc.	98,213
		2,553,099
	Leather and Allied Product Manufacturing — 0.3%
966	Crocs, Inc.(a)	93,142
2,269	Skechers U.S.A., Inc. Class A(a)	108,957
		202,099
	Machinery Manufacturing — 3.0%
1,164	AAON, Inc.(b)	106,238
1,068	AGCO Corp.	90,599
694	Belden, Inc.	71,558
1,138	Brunswick Corp.	52,405
839	Crane Company	135,062

The accompanying notes are an integral part of these financial statements.

6

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
848	Crane NXT Co.	$39,788
2,059	Donaldson Co., Inc.	135,338
680	EnerSys	58,888
980	Esab Corp.	117,718
2,265	Flowserve Corp.	102,446
2,912	Graco, Inc.	237,648
1,405	ITT, Inc.	192,513
973	Lincoln Electric Holdings, Inc.	171,443
928	Middleby Corp.(a)	123,749
6,569	NOV, Inc.	76,266
1,123	Oshkosh Corp.	94,063
1,146	Terex Corp.	40,339
1,736	Toro Co.(a)	118,534
		1,964,595
	Management of Companies and Enterprises — 0.9%
15,080	CNH Industrial NV ADR	174,476
1,108	Cullen/Frost Bankers, Inc.	129,049
1,956	Glacier Bancorp, Inc.	79,726
3,189	Home Bancshares, Inc.	88,495
1,693	South State Corp.	146,918
		618,664
	Merchant Wholesalers, Durable Goods — 2.3%
661	Applied Industrial Technologies, Inc.	160,808
899	Arrow Electronics, Inc.(a)	100,113
1,493	Avnet, Inc.	70,156
3,291	ChampionX Corp.	79,412
2,607	Entegris, Inc.	206,266
2,143	Fortune Brands Innovations, Inc.	115,336
1,398	Hexcel Corp.	67,761
2,808	Jefferies Financial Group, Inc.	131,218
772	MSC Industrial Direct Co., Inc.	59,042
1,300	TD SYNNEX Corp.	144,040
601	Watsco, Inc.	276,364
766	WESCO International, Inc.	124,827
		1,535,343
	Merchant Wholesalers, Nondurable Goods — 0.1%
2,759	HF Sinclair Corp.	82,963
	Miscellaneous Manufacturing — 0.9%
3,429	Dentsply Sirona, Inc.	47,663
1,961	Globus Medical, Inc. Class A(a)	140,741
866	Haemonetics Corp.(a)	54,575
1,523	Light & Wonder, Inc. Class A(a)	130,034
5,811	Mattel, Inc.(a)	92,337

The accompanying notes are an integral part of these financial statements.

7

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — (Continued)
677	MSA Safety, Inc.	$106,573
1,463	YETI Holdings, Inc.(a)	41,769
		613,692
	Motor Vehicle and Parts Dealers — 0.4%
444	AutoNation, Inc.(a)	77,323
314	Murphy USA, Inc.	156,551
323	Penske Automotive Group, Inc.	50,281
		284,155
	Nonmetallic Mineral Product Manufacturing — 0.5%
573	Eagle Materials, Inc.	129,722
1,479	Owens Corning	215,061
		344,783
	Nursing and Residential Care Facilities — 0.2%
983	The Ensign Group, Inc.	126,797
	Oil and Gas Extraction — 1.3%
5,045	Antero Resources Corp.(a)	175,717
1,054	Chord Energy Corp.	95,102
2,567	CNX Resources Corp.(a)(b)	75,547
2,001	Matador Resources Co.	79,120
2,364	Murphy Oil Corp.	48,533
977	ONE Gas, Inc.	76,704
4,162	Range Resources Corp.	141,217
2,265	Viper Energy, Inc.	91,348
1,256	Weatherford International PLC ADR	51,998
		835,286
	Paper Manufacturing — 0.4%
5,179	Graphic Packaging Holding Company	131,081
1,237	PotlatchDeltic Corp.	47,488
1,694	Sonoco Products Co.	69,454
		248,023
	Performing Arts, Spectator Sports, and Related Industries — 0.2%
1,267	Churchill Downs, Inc.	114,549
	Personal and Laundry Services — 0.3%
2,488	Service Corporation International	198,791
	Petroleum and Coal Products Manufacturing — 0.5%
767	Carlisle Cos., Inc.	291,061
1,691	PBF Energy, Inc. Class A(b)	29,052
		320,113

The accompanying notes are an integral part of these financial statements.

8

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Pipeline Transportation — 0.4%
1,747	DT Midstream, Inc.	$169,809
1,557	PNM Resources, Inc.	82,832
		252,641
	Plastics and Rubber Products Manufacturing — 0.5%
1,218	Advanced Drainage Systems, Inc.	138,231
1,147	AptarGroup, Inc.	171,993
4,916	Goodyear Tire & Rubber Co.(a)	53,486
		363,710
	Primary Metal Manufacturing — 1.5%
4,456	Alcoa Corp.	109,306
2,460	Allegheny Technologies, Inc.(a)	133,775
862	Carpenter Technology Corp.	168,616
1,960	Commercial Metals Co.	87,298
933	Reliance, Inc.	268,919
561	Silicon Laboratories, Inc.(a)	57,087
3,883	United States Steel Corp.	169,726
		994,727
	Printing and Related Support Activities — 0.2%
11,034	Permian Resources Corp.	130,201
	Professional, Scientific, and Technical Services — 3.1%
2,288	AECOM	225,711
387	CACI International, Inc. Class A(a)	177,196
2,451	Ciena Corp.(a)	164,609
2,036	Cytokinetics, Inc.(a)(b)	87,222
4,827	Exelixis, Inc.(a)	188,977
876	Exponent, Inc.	68,924
2,958	Fluor Corp.(a)	103,205
609	FTI Consulting, Inc.(a)	101,265
2,772	Genpact Ltd. ADR	139,321
2,308	H&R Block, Inc.	139,334
609	Insperity, Inc.	39,591
976	Maximus, Inc.	65,353
806	Parsons Corp.(a)	53,889
753	Paylocity Holding Corp.(a)	144,651
843	Science Applications International Corp.	102,028
726	Simpson Manufacturing Co., Inc.	111,579
4,623	Tetra Tech, Inc.	144,191
		2,057,046
	Publishing Industries — 2.7%
400	Appfolio, Inc. Class A(a)(b)	82,608
1,618	Bill.com Holdings, Inc.(a)	73,732
656	Blackbaud, Inc.(a)	39,714

The accompanying notes are an integral part of these financial statements.

9

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
759	CommVault Systems, Inc.(a)	$126,852
3,486	DocuSign, Inc.(a)	284,981
3,732	Dropbox, Inc.(a)	106,549
5,163	Dynatrace, Inc.(a)	242,506
2,478	NEXTracker, Inc. Class A(a)	100,631
2,822	Okta, Inc.(a)	316,516
631	Qualys, Inc.(a)	79,323
1,185	Shift4 Payments, Inc.(a)(b)	96,933
1,006	Spire, Inc.	76,999
2,815	The New York Times Co. Class A	146,549
4,680	ZoomInfo Technologies, Inc.(a)	40,061
		1,813,954
	Publishing Industries (except Internet) — 0.4%
1,440	Guidewire Software, Inc.(a)	294,869
	Real Estate — 4.1%
5,471	American Homes 4 Rent Class A	204,561
5,276	Brixmor Property Group, Inc.	131,425
1,940	Corporate Office Properties Trust	50,653
2,892	Cousins Properties, Inc.	79,646
1,306	EPR Properties	64,634
3,295	Equity Lifestyle Properties, Inc.	213,450
4,733	Gaming & Leisure Properties, Inc.	226,521
3,975	Independence Realty Trust, Inc.	77,234
819	Jones Lang LaSalle, Inc.(a)	186,249
1,833	Kilroy Realty Corp.	57,758
3,789	Kite Realty Group Trust	82,032
1,517	Lamar Advertising Co. Class A	172,650
554	Marriott Vacations Worldwide Corp.	30,365
3,235	National Retail Properties, Inc.	132,991
1,210	National Storage Affiliates Trust(b)	45,012
4,862	Omega Healthcare Investors, Inc.	189,861
3,924	Rexford Industrial Realty, Inc.	129,884
4,081	Sabra Health Care REIT, Inc.	72,846
3,218	STAG Industrial, Inc.	106,290
5,524	Starwood Property Trust, Inc.(b)	106,005
2,863	Vornado Realty Trust	101,007
3,775	WP Carey, Inc.	235,711
		2,696,785
	Religious, Grantmaking, Civic, Professional, and Similar Organizations — 0.2%
1,495	HealthEquity, Inc.(a)	128,151

The accompanying notes are an integral part of these financial statements.

10

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rental and Leasing Services — 0.3%
290	Avis Budget Group, Inc.(a)(b)	$26,863
613	GATX Corp.	89,474
726	Ryder System, Inc.	99,948
		216,285
	Repair and Maintenance — 0.1%
2,192	Valvoline, Inc.(a)	75,098
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 3.1%
505	Affiliated Managers Group, Inc.	83,643
4,573	Aramark Corp.	152,875
258	Chemed Corporation	150,030
610	Evercore, Inc. Class A	125,227
1,344	Federated Hermes, Inc. Class B	54,580
4,485	Fidelity National Financial, inc.	287,264
747	Hamilton Lane, Inc. Class A	115,404
932	Houlihan Lokey, Inc.	151,059
1,879	Interactive Brokers Group, Inc. Class A	322,906
2,194	Janus Henderson Group PLC ADR (United Kingdom)	72,863
466	Morningstar, Inc.	132,679
2,843	nVent Electric PLC ADR (Ireland)	156,109
3,629	SLM Corp.	104,914
1,762	Stifel Financial Corp.	150,986
		2,060,539
	Specialty Trade Contractors — 1.1%
612	Comfort Systems USA, Inc.	243,300
794	EMCOR Group, Inc.	318,156
505	TopBuild Corp.(a)	149,359
		710,815
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 0.6%
2,858	Chewy, Inc. Class A(a)	107,175
999	Dick’s Sporting Goods, Inc.	187,552
1,057	Ollie’s Bargain Outlet Holdings, Inc.(a)	112,158
		406,885
	Support Activities for Mining — 0.9%
1,532	Civitas Resources, Inc.	41,747
8,350	Cleveland-Cliffs, Inc.(a)(b)	68,804
4,491	Ovintiv, Inc.	150,808
1,134	Royal Gold, Inc.	207,193
1,039	Southwest Gas Holdings, Inc.	75,026
1,129	Valaris Ltd. ADR(a)(b)	36,478
		580,056

The accompanying notes are an integral part of these financial statements.

11

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Support Activities for Transportation — 0.5%
2,062	GXO Logistics, Inc.(a)	$74,727
752	The Brink’s Co.	67,108
2,022	XPO, Inc.(a)	214,575
		356,410
	Telecommunications — 0.2%
3,823	Frontier Communications Parent, Inc.(a)	138,584
	Textile Product Mills — 0.3%
3,298	Tempur Sealy International, Inc.(b)	201,376
	Transportation Equipment Manufacturing — 1.0%
1,233	Autoliv, Inc.	114,953
3,923	Gentex Corp.	85,443
1,976	Harley-Davidson, Inc.	44,302
926	Lear Corp.	79,404
904	Polaris Industries, Inc.	30,700
917	Thor Industries, Inc.(b)	66,409
477	Visteon Corp.(a)	37,774
1,023	Woodward, Inc.	191,884
		650,869
	Truck Transportation — 0.7%
2,793	Knight-Swift Transportation Holdings, Inc. Class A	109,401
459	Lithia Motors, Inc. Class A	134,377
2,792	Maplebear, Inc.(a)	111,373
459	Saia, Inc.(a)	111,996
		467,147
	Utilities — 1.8%
999	ALLETE, Inc.	65,425
5,779	Antero Midstream Corporation	95,643
1,236	Black Hills Corp.	75,272
4,357	Essential Utilities, Inc.	179,203
918	IDACORP, Inc.	108,407
1,562	National Fuel Gas Co.	119,930
1,730	New Jersey Resources Corp.	84,666
1,058	NorthWestern Corp.	61,607
3,466	OGE Energy Corp.	157,287
992	Ormat Technologies, Inc.	72,019
1,887	Portland General Electric Co.	79,481
3,706	UGI Corp.	121,520
		1,220,460
	Warehousing and Storage — 0.4%
3,901	CubeSmart	158,654
609	Landstar System, Inc.	81,697
		240,351

The accompanying notes are an integral part of these financial statements.

12

DIREXION DAILY MID CAP BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Waste Management and Remediation Services — 0.5%
873	Clean Harbors, Inc.(a)	$186,770
2,743	Darling Ingredients, Inc.(a)	88,297
		275,067
	Water Transportation — 0.2%
990	Kirby Corp.(a)	95,406
	Wood Product Manufacturing — 0.6%
446	Greif, Inc. Class A	23,406
1,079	Louisiana-Pacific Corp.	93,129
1,849	Trex Company, Inc.(a)(b)	106,909
1,047	UFP Industries, Inc.	103,495
		326,939
	TOTAL COMMON STOCKS (Cost $46,449,332)	$46,202,747
	SHORT TERM INVESTMENTS — 41.6%
	Money Market Funds — 41.6%
11,585,622	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$11,585,622
16,063,254	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	16,063,254
	TOTAL SHORT TERM INVESTMENTS (Cost $27,648,876)	$27,648,876
	TOTAL INVESTMENTS (Cost $74,098,208) — 111.1%(e)	$73,851,623
	Liabilities in Excess of Other Assets — (11.1)%	(7,328,149)
	TOTAL NET ASSETS — 100.0%	$66,523,474

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,198,357.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

13

DIREXION DAILY MID CAP BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	SOFR plus 0.90%	Bank of America Merrill Lynch	12/11/2025	11,379	$32,045,299	$312,014
Total return of S&P MidCap 400® Index	SOFR plus 0.75%	J.P. Morgan	12/16/2025	15,764	48,475,492	(3,914,272)
Total return of S&P MidCap 400® Index	SOFR plus 0.70%	UBS Securities LLC	12/17/2025	14,613	42,034,837	(515,311)
Total return of S&P MidCap 400® Index	SOFR plus 0.80%	Citibank N.A.	12/19/2025	12,027	35,129,561	(996,142)
					$ 157,685,189	$(5,113,711)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

14

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 70.4%
	Accommodation — 0.3%
25,855	Airbnb, Inc. Class A(a)	$3,152,241
14,368	Hilton Worldwide Holdings, Inc.	3,239,697
41,732	Host Hotels & Resorts, Inc.	589,256
20,524	Las Vegas Sands Corp.	752,615
13,663	Marriott International, Inc. Class C	3,259,718
13,354	MGM Resorts International(a)(b)	420,117
5,351	Wynn Resorts Ltd.(b)	429,739
		11,843,383
	Administrative and Support Services — 2.3%
5,191	Allegion PLC ADR (Ireland)	722,587
136,405	Amcor PLC ADR (United Kingdom)(b)	1,254,926
5,744	Ameriprise Financial, Inc.	2,705,539
24,292	Automatic Data Processing, Inc.	7,302,175
1,977	Booking Holdings, Inc.	10,081,277
6,991	Broadridge Financial Solutions, Inc.	1,694,618
4,156	Corpay, Inc.(a)	1,352,238
7,410	Equifax, Inc.	1,927,563
2,265	FactSet Research System, Inc.	978,978
4,584	Gartner, Inc.(a)	1,930,231
17,549	Iron Mountain, Inc.	1,573,619
9,360	Live Nation Entertainment, Inc.(a)	1,239,732
15,001	Match Group, Inc.(b)	444,930
9,240	Moody’s Corp.	4,186,829
16,769	Rollins, Inc.	958,013
14,776	Royal Caribbean Cruises Ltd. ADR (Liberia)	3,175,510
124,735	Uber Technologies, Inc.(a)	10,104,782
102,902	Visa, Inc. Class A	35,552,641
21,806	Waste Management, Inc.	5,088,648
		92,274,836
	Air Transportation — 0.1%
38,325	Delta Air Lines, Inc.	1,595,470
35,383	Southwest Airlines Co.(b)	989,309
19,636	United Continental Holdings, Inc.(a)	1,351,349
		3,936,128
	Ambulatory Health Care Services — 0.1%
2,623	DaVita, Inc.(a)	371,286
4,980	Labcorp Holdings, Inc.	1,200,230
3,314	Molina Healthcare, Inc.(a)	1,083,711
6,632	Quest Diagnostics, Inc.	1,181,955
71,277	Viatris, Inc.	600,152
		4,437,334
	Amusement, Gambling, and Recreation Industries — 0.2%
107,948	The Walt Disney Co.	9,817,871

The accompanying notes are an integral part of these financial statements.

15

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.1%
20,476	Cintas Corp.	$4,334,360
9,069	Deckers Outdoor Corp.(a)	1,005,117
2,383	Ralph Lauren Corp.	536,056
		5,875,533
	Beverage and Tobacco Product Manufacturing — 1.0%
101,203	Altria Group, Inc.	5,986,157
9,273	Constellation Brands, Inc. Class A	1,739,058
71,295	Keurig Dr Pepper, Inc.	2,466,094
10,276	Molson Coors Brewing Co. Class B	591,178
41,825	Monster Beverage Corp.(a)	2,514,519
81,896	PepsiCo, Inc.	11,103,460
92,846	Philip Morris International, Inc.	15,910,091
		40,310,557
	Broadcasting and Content Providers — 0.3%
5,766	Charter Communications, Inc.(a)(b)	2,259,465
225,230	Comcast Corp. Class A	7,702,866
13,009	FOX Corp. Class A	647,718
7,883	FOX Corp. Class B	364,510
35,525	Paramount Global Class B(b)	417,063
3,967	TKO Group Holdings, Inc.(b)	646,264
133,300	Warner Bros Discovery, Inc.(a)	1,155,711
		13,193,597
	Building Material and Garden Equipment and Supplies Dealers — 0.8%
33,723	Lowe’s Companies, Inc.	7,539,114
3,123	Snap-on, Inc.	980,029
59,311	The Home Depot, Inc.	21,381,022
31,895	Tractor Supply Co.	1,614,525
		31,514,690
	Chemical Manufacturing — 4.8%
105,421	AbbVie, Inc.	20,567,637
13,283	Air Products & Chemicals, Inc.	3,600,888
7,025	Albemarle Corp.	411,314
32,080	Amgen, Inc.	9,332,714
8,737	Biogen, Inc.(a)	1,057,876
9,446	Bio-Techne Corp.	475,606
121,166	Bristol-Myers Squibb Co.	6,082,533
10,399	CF Industries Holdings, Inc.	814,970
14,683	Church & Dwight Co., Inc.	1,458,609
7,368	Clorox Co.	1,048,466
48,466	Colgate-Palmolive Co.	4,468,081
24,969	DuPont de Nemours, Inc.	1,647,704
6,884	Eastman Chemical Co.	530,068
15,049	Ecolab, Inc.	3,783,770

The accompanying notes are an integral part of these financial statements.

16

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
47,061	Eli Lilly & Co.	$42,305,486
74,419	Gilead Sciences, Inc.	7,928,600
9,593	Incyte Corp.(a)	601,097
34,316	IntercontinentalExchange, Inc.	5,764,059
15,268	International Flavors & Fragrances, Inc.	1,197,927
114,489	Kenvue, Inc.	2,701,940
19,806	Kimberly-Clark Corp.	2,610,035
28,425	Linde PLC ADR (Ireland)	12,883,063
15,479	LyondellBasell Industries N.V. Class A ADR (Netherlands)	901,033
151,051	Merck & Co., Inc.	12,869,545
18,965	Mosaic Co.	576,536
338,397	Pfizer, Inc.	8,260,271
13,844	PPG Industries, Inc.	1,507,058
140,030	Procter & Gamble Co.	22,764,677
6,277	Regeneron Pharmaceuticals, Inc.	3,758,417
15,336	Vertex Pharmaceuticals, Inc.(a)	7,813,692
26,741	Zoetis, Inc.	4,182,292
		193,905,964
	Clothing, Clothing Accessories, Shoe, and JewelryRetailers — 0.3%
6,690	Lululemon Athletica, Inc.(a)	1,811,451
19,706	Ross Stores, Inc.	2,739,134
67,137	TJX Companies, Inc.	8,639,189
		13,189,774
	Computer and Electronic Product Manufacturing — 17.0%
96,761	Advanced Micro Devices, Inc.(a)	9,419,683
17,046	Agilent Technologies, Inc.	1,834,150
348,320	Alphabet, Inc.	55,313,216
282,294	Alphabet, Inc. Class C	45,418,282
13,811	AMETEK, Inc.	2,342,069
72,321	Amphenol Corp. Class A	5,565,101
29,618	Analog Devices, Inc.	5,773,141
897,045	Apple, Inc.	190,622,063
61,686	Arista Networks, Inc.(a)	5,074,907
279,911	Broadcom, Inc.	53,874,470
237,824	Cisco Systems, Inc.	13,729,580
38,210	Danaher Corp.	7,616,399
18,628	Dell Technologies, Inc.	1,709,305
7,910	Enphase Energy, Inc.(a)	352,707
6,389	First Solar, Inc.(a)	803,864
37,990	Fortinet, Inc.(a)	3,941,842
20,374	Fortive Corp.	1,419,864
27,313	GE HealthCare Technologies, Inc.	1,920,923
13,394	Hologic, Inc.(a)	779,531
56,014	HP, Inc.	1,432,278

The accompanying notes are an integral part of these financial statements.

17

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
258,566	Intel Corp.	$5,197,177
55,215	International Business Machines Corp.	13,352,091
6,541	Jabil Circuit, Inc.	958,649
10,318	Keysight Technologies, Inc.(a)	1,500,237
11,240	L3Harris Technologies, Inc.	2,473,025
76,646	Lam Research Corp.	5,493,219
32,111	Microchip Technology, Inc.	1,479,675
66,532	Micron Technology, Inc.	5,119,637
2,857	Monolithic Power Systems, Inc.	1,694,487
9,985	Motorola Solutions, Inc.	4,397,294
12,140	NetApp, Inc.	1,089,565
8,121	Northrop Grumman Corp.	3,950,867
1,462,413	NVIDIA Corp.	159,286,024
15,172	NXP Semiconductors NV ADR (Netherlands)	2,796,351
25,162	ON Semiconductor Corp.(a)	998,931
23,683	Otis Worldwide Corp.	2,279,962
39,541	Palto Alto Networks, Inc.(a)	7,391,399
66,040	Qualcomm, Inc.	9,804,298
7,262	Revvity, Inc.(b)	678,489
6,401	Roper Technologies, Inc.	3,585,072
79,548	RTX Corp.	10,033,389
12,650	Seagate Technology Holdings PLC ADR (Ireland)	1,151,530
9,598	Skyworks Solutions, Inc.	616,959
30,069	Super Micro Computer, Inc.(a)(b)	957,998
2,778	Teledyne Technologies, Inc.(a)	1,294,631
9,723	Teradyne, Inc.	721,544
54,359	Texas Instruments, Inc.	8,700,158
22,839	Thermo Fisher Scientific, Inc.	9,797,931
14,671	Trimble, Inc.(a)	911,656
14,759	Veralto Corp.	1,415,388
3,540	Waters Corp.(a)	1,230,964
20,768	Western Digital Corp.(a)	910,885
3,064	Zebra Technologies Corp. Class A(a)	766,981
		680,979,838
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.2%
33,972	Fiserv, Inc.(a)	6,270,212
	Construction of Buildings — 0.2%
16,930	D.R. Horton, Inc.	2,138,936
13,956	Lennar Corp. Class A	1,515,761
175	NVR, Inc.(a)	1,247,007
12,086	PulteGroup, Inc.	1,239,782
		6,141,486

The accompanying notes are an integral part of these financial statements.

18

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Couriers and Messengers — 0.2%
13,228	FedEx Corp.	$2,782,245
43,668	United Parcel Service, Inc. Class B	4,161,561
		6,943,806
	Credit Intermediation and Related Activities — 3.7%
33,136	American Express Co.	8,827,762
395,413	Bank of America Corp.	15,769,070
42,865	Bank of New York Mellon Corp.	3,446,775
22,763	Capital One Financial Corp.	4,103,258
112,095	Citigroup, Inc.	7,665,056
26,113	Citizens Financial Group, Inc.	963,308
14,995	Discover Financial Services	2,739,137
31,631	Fidelity National Information Services, Inc.	2,495,053
40,004	Fifth Third Bancorp	1,437,744
14,778	Global Payments, Inc.	1,127,709
86,809	Huntington Bancshares, Inc.	1,261,335
166,979	JPMorgan Chase & Co.	40,846,403
59,478	KeyCorp	882,653
9,914	M&T Bank Corp.	1,683,001
48,633	MasterCard, Inc. Class A	26,653,802
11,712	Northern Trust Corp.	1,100,694
23,656	PNC Financial Services Group, Inc.	3,801,283
54,277	Regions Financial Corp.	1,107,794
17,225	State Street Corp.	1,517,522
23,218	Synchrony Financial	1,206,175
78,579	Truist Financial Corp.	3,012,719
93,150	U.S. Bancorp	3,757,671
196,407	Wells Fargo & Co.	13,946,861
		149,352,785
	Electrical Equipment, Appliance, and Component Manufacturing — 0.2%
7,054	A.O. Smith Corp.	478,684
4,333	Axon Enterprise, Inc.(a)	2,657,429
33,666	Emerson Electric Co.	3,538,633
3,555	Generac Holdings, Inc.(a)	406,621
6,748	Rockwell Automation, Inc.	1,671,345
		8,752,712
	Fabricated Metal Product Manufacturing — 0.1%
17,813	Ball Corp.	925,207
14,025	Nucor Corp.	1,674,164
9,860	Pentair PLC ADR (Ireland)	894,598
9,199	Stanley Black & Decker, Inc.	552,124
		4,046,093
	Food and Beverage Retailers — 0.1%
39,744	Kroger Co.	2,869,914

The accompanying notes are an integral part of these financial statements.

19

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — 0.8%
28,576	Archer-Daniels-Midland Co.	$1,364,504
231,206	Coca-Cola Co.	16,773,995
32,924	General Mills, Inc.	1,868,108
17,369	Hormel Foods Corp.	519,333
16,052	Kellanova	1,328,624
8,519	Lamb Weston Holdings, Inc.	449,888
15,075	McCormick & Co, Inc.	1,155,650
77,259	Mondelez International, Inc.	5,263,656
11,757	The Campbell’s Company	428,660
8,813	The Hershey Co.	1,473,445
6,355	The J.M. Smucker Co.	738,896
52,095	The Kraft Heinz Co.	1,515,965
17,096	Tyson Foods, Inc. Class A	1,046,959
		33,927,683
	Food Services and Drinking Places — 0.8%
80,930	Chipotle Mexican Grill, Inc.(a)	4,088,583
7,000	Darden Restaurants, Inc.	1,404,480
20,212	DoorDash, Inc.(a)	3,898,693
42,805	McDonald’s Corp.	13,682,618
67,834	Starbucks Corp.	5,430,112
16,664	Yum! Brands, Inc.	2,506,932
		31,011,418
	Funds, Trusts, and Other Financial Vehicles — 0.1%
9,167	Garmin Ltd. ADR (Switzerland)	1,713,037
13,296	T. Rowe Price Group, Inc.	1,177,361
		2,890,398
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
11,613	Best Buy Co., Inc.	774,471
	Gasoline Stations and Fuel Dealers — 0.3%
99,803	Chevron Corp.	13,579,196
	General Merchandise Retailers — 4.1%
563,214	Amazon.com, Inc.(a)	103,867,926
26,505	Costco Wholesale Corp.	26,359,223
13,134	Dollar General Corp.	1,230,524
12,067	Dollar Tree, Inc.(a)	986,719
28,603	eBay, Inc.(b)	1,949,580
27,366	Target Corp.	2,646,292
259,044	Walmart, Inc.	25,192,029
7,330	Williams-Sonoma, Inc.	1,132,265
		163,364,558

The accompanying notes are an integral part of these financial statements.

20

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Health and Personal Care Retailers — 0.2%
75,291	CVS Health Corp.	$5,022,662
2,764	Ulta Beauty, Inc.(a)	1,093,549
42,841	Walgreens Boots Alliance, Inc.	469,966
		6,586,177
	Hospitals — 0.1%
10,674	HCA Healthcare, Inc.	3,683,384
3,507	Universal Health Services, Inc. Class B	620,984
		4,304,368
	Insurance Carriers and Related Activities — 3.9%
29,554	Aflac, Inc.	3,211,929
15,823	Allstate Corp.	3,139,125
35,425	American International Group, Inc.	2,887,846
22,380	Arch Capital Group Ltd. ADR	2,029,418
15,184	Arthur J. Gallagher & Co.	4,869,357
3,057	Assurant, Inc.	589,206
109,455	Berkshire Hathaway, Inc. Class B(a)	58,366,879
14,173	Brown & Brown, Inc.	1,567,534
29,608	Centene Corp.(a)	1,772,039
22,253	Chubb Limited ADR (Switzerland)	6,366,138
16,348	Cigna Corp.	5,558,974
9,337	Cincinnati Financial Corp.	1,299,804
13,840	Elevance Health, Inc.	5,820,827
1,491	Erie Indemnity Co. Class A	534,703
2,565	Everest Re Group Ltd. ADR	920,399
5,011	Globe Life, Inc.	618,057
7,200	Humana, Inc.	1,888,128
10,552	Loews Corp.	916,230
29,324	Marsh & McLennan Companies, Inc.	6,611,682
34,562	MetLife, Inc.	2,604,938
12,565	Principal Financial Group, Inc.	931,695
34,972	Progressive Corp.	9,853,011
21,141	Prudential Financial, Inc.	2,171,392
17,173	The Hartford Insurance Group, Inc.	2,106,612
13,541	Travelers Companies, Inc.	3,576,584
54,962	UnitedHealth Group, Inc.	22,613,565
17,930	W.R. Berkley Corp.	1,285,402
5,958	Willis Towers Watson PLC ADR (Ireland)	1,833,872
		155,945,346
	Leather and Allied Product Manufacturing — 0.1%
70,535	NIKE, Inc. Class B	3,978,174
12,363	Tapestry, Inc.	873,446
		4,851,620

The accompanying notes are an integral part of these financial statements.

21

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 1.5%
48,535	Applied Materials, Inc.	$7,314,710
59,129	Baker Hughes Co.	2,093,167
48,222	Carrier Global Corp.	3,015,804
28,542	Caterpillar, Inc.	8,827,184
8,211	Cummins, Inc.	2,412,720
15,122	Deere & Co.	7,009,954
64,102	General Electric Co.	12,919,117
4,517	IDEX Corp.	785,823
24,052	Ingersoll Rand, Inc.	1,814,242
1,242	Mettler-Toledo International, Inc.(a)	1,329,648
3,232	Nordson Corp.	612,690
7,685	Parker Hannifin Corp.	4,649,886
13,387	Trane Technologies PLC ADR (Ireland)	5,131,371
14,515	Xylem, Inc.	1,750,074
		59,666,390
	Management of Companies and Enterprises — 0.5%
103,576	Abbott Laboratories	13,542,562
12,923	Aon PLC ADR (United Kingdom)	4,584,951
7,973	Bunge Global SA ADR (Switzerland)	627,635
26,254	Norwegian Cruise Line Holdings Ltd. ADR(a)(b)	420,852
29,522	Smurfit WestRock PLC ADR (Ireland)	1,240,514
		20,416,514
	Merchant Wholesalers, Durable Goods — 0.7%
6,879	Builders FirstSource, Inc.(a)	822,935
52,352	Copart, Inc.(a)	3,195,042
34,251	Fastenal Co.	2,773,303
8,298	Genuine Parts Co.	975,430
7,447	Henry Schein, Inc.(a)	483,832
3,200	Hubbell, Inc.	1,162,176
2,341	Huntington Ingalls Industries, Inc.	539,226
39,423	Johnson Controls International PLC ADR (Ireland)	3,307,590
7,935	KLA-Tencor Corp.	5,575,845
1,915	Lennox International, Inc.	1,047,026
15,523	LKQ Corp.	593,134
3,123	Mohawk Industries, Inc.(a)	332,131
2,269	Pool Corp.(b)	665,135
17,809	TE Connectivity PLC ADR (Ireland)	2,606,881
2,642	W.W. Grainger, Inc.	2,706,227
		26,785,913
	Merchant Wholesalers, Nondurable Goods — 0.6%
10,876	Brown Forman Corp. Class B	378,920
14,423	Cardinal Health, Inc.	2,037,826
10,301	Cencora, Inc.	3,014,794
28,504	ConAgra Brands, Inc.	704,334

The accompanying notes are an integral part of these financial statements.

22

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — (Continued)
2,065	Domino’s Pizza, Inc.	$1,012,614
15,941	Illinois Tool Works, Inc.	3,824,405
7,487	McKesson Corp.	5,336,659
29,219	Sysco Corp.	2,086,236
13,827	The Sherwin Williams Co.	4,879,825
		23,275,613
	Mining (except Oil and Gas) — 0.3%
85,806	Freeport-McMoRan Copper & Gold, Inc.	3,091,590
3,645	Martin Marietta Materials, Inc.	1,909,907
67,979	Newmont Corp.	3,581,134
7,887	Vulcan Materials Co.	2,068,997
		10,651,628
	Miscellaneous Manufacturing — 2.0%
32,420	3M Co.	4,503,462
4,189	Align Technology, Inc.(a)	725,954
30,488	Baxter International, Inc.	950,311
17,146	Becton, Dickinson & Co.	3,550,765
88,010	Boston Scientific Corp.(a)	9,053,589
23,325	DexCom, Inc.(a)	1,664,939
8,197	Dover Corp.	1,398,818
35,236	Edwards Lifesciences Corp.(a)	2,659,966
13,992	Estee Lauder Companies, Inc. Class A	838,960
7,829	Hasbro, Inc.	484,615
4,187	Insulet Corp.(a)	1,056,338
21,297	Intuitive Surgical, Inc.(a)	10,984,993
143,764	Johnson & Johnson	22,471,751
76,569	Medtronic PLC ADR (Ireland)	6,489,988
8,763	ResMed, Inc.	2,073,238
8,250	Solventum Corp.(a)	545,490
5,865	Steris PLC ADR (Ireland)	1,318,100
20,499	Stryker Corp.	7,664,986
10,911	Textron, Inc.	767,807
11,923	The Cooper Companys, Inc.(a)	973,751
11,883	Zimmer Biomet Holdings, Inc.	1,224,543
		81,402,364
	Motion Picture and Sound Recording Industries — 0.7%
25,535	Netflix, Inc.(a)	28,898,470
	Motor Vehicle and Parts Dealers — 0.2%
1,006	AutoZone, Inc.(a)	3,785,175
9,179	CarMax, Inc.(a)	593,606
3,438	O’Reilly Automotive, Inc.(a)	4,865,458
		9,244,239

The accompanying notes are an integral part of these financial statements.

23

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	National Security and International Affairs — 0.0%(†)
7,833	Leidos Holdings, Inc.	$1,152,861
	Nonmetallic Mineral Product Manufacturing — 0.1%
46,031	Corning, Inc.	2,042,856
	Oil and Gas Extraction — 1.1%
22,097	APA Corp.	343,387
43,984	Coterra Energy, Inc.	1,080,247
39,223	Devon Energy Corp.	1,192,772
11,153	Diamondback Energy, Inc.	1,472,308
50,160	Dominion Energy, Inc.	2,727,701
33,582	EOG Resources, Inc.	3,705,102
35,633	EQT Corp.	1,761,696
12,526	Expand Energy Corp.	1,301,451
259,929	Exxon Mobil Corp.	27,456,300
40,347	Occidental Petroleum Corp.	1,590,075
		42,631,039
	Paper Manufacturing — 0.0% (†)
5,329	Packaging Corp of America	989,116
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
12,684	Caesars Entertainment, Inc.(a)	343,229
14,164	Electronic Arts, Inc.	2,055,055
		2,398,284
	Petroleum and Coal Products Manufacturing — 0.4%
76,176	ConocoPhillips	6,788,805
18,875	Marathon Petroleum Corp.	2,593,614
24,666	Phillips 66	2,566,744
18,903	Valero Energy Corp.	2,194,449
		14,143,612
	Pipeline Transportation — 0.2%
13,020	Targa Resources Corp.	2,225,118
72,793	Williams Companies, Inc.	4,263,486
		6,488,604
	Plastics and Rubber Products Manufacturing — 0.0% (†)
4,797	Avery Dennison Corp.	820,815
4,331	West Pharmaceutical Services, Inc.	915,097
		1,735,912
	Primary Metal Manufacturing — 0.1%
24,192	Howmet Aerospace, Inc.	3,352,528
8,458	Steel Dynamics, Inc.	1,097,087
		4,449,615

The accompanying notes are an integral part of these financial statements.

24

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — 4.0%
37,353	Accenture PLC Class A ADR (Ireland)	$11,174,150
7,957	CDW Corp.	1,277,576
3,048	Charles River Laboratories International, Inc.(a)	361,554
29,531	Cognizant Technology Solutions Corp. Class A	2,172,596
23,599	Eaton Corporation PLC ADR (Ireland)	6,946,838
3,396	EPAM Systems, Inc.(a)	532,866
12,664	Extra Space Storage, Inc.	1,855,529
3,449	F5 Networks, Inc.(a)	913,088
8,430	GoDaddy, Inc.(a)	1,587,622
4,888	IDEXX Laboratories, Inc.(a)	2,114,793
31,479	International Paper Co.	1,437,961
22,244	Interpublic Group of Companies, Inc.	558,769
9,995	IQVIA Holdings, Inc.(a)	1,549,925
4,359	Jack Henry & Associates, Inc.	755,981
7,315	Jacobs Solutions, Inc.	905,597
19,770	Juniper Networks, Inc.	718,046
130,762	Meta Platforms, Inc.	71,788,338
20,225	Moderna, Inc.(a)	577,222
11,742	Omnicom Group, Inc.	894,271
96,862	Oracle Corp.	13,630,421
122,412	Palantir Technologies, Inc.(a)	14,498,477
19,136	Paychex, Inc.	2,815,288
2,813	Paycom Software, Inc.	636,835
7,180	PTC, Inc.(a)	1,112,685
12,296	ServiceNow, Inc.(a)	11,742,803
9,798	Take-Two Interactive Software, Inc.(a)	2,286,069
4,860	VeriSign, Inc.(a)	1,371,103
8,431	Verisk Analytics, Inc. Class A	2,499,201
12,777	Workday, Inc.(a)	3,130,365
		161,845,969
	Publishing Industries — 6.0%
25,997	Adobe, Inc.(a)	9,748,355
8,977	Akamai Technologies, Inc.(a)	723,367
5,220	Ansys, Inc.(a)	1,680,214
12,836	Autodesk, Inc.(a)	3,520,273
16,372	Cadence Design Systems, Inc.(a)	4,874,599
14,700	CrowdStrike Holdings, Inc.(a)	6,304,389
9,492	Dayforce, Inc.(a)	549,302
1,461	Fair Isaac Corp.(a)	2,906,922
32,386	Gen Digital, Inc.	837,826
78,437	Hewlett Packard Enterprise Co.	1,272,248
16,714	Intuit, Inc.	10,487,534
443,924	Microsoft Corp.	175,465,400
22,584	News Corp. Class A	612,478
6,671	News Corp. Class B	209,603

The accompanying notes are an integral part of these financial statements.

25

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
57,145	Salesforce, Inc.	$15,355,433
9,228	Synopsys, Inc.(a)	4,235,744
2,555	Tyler Technologies, Inc.(a)	1,388,132
		240,171,819
	Rail Transportation — 0.3%
115,148	CSX Corp.	3,232,204
36,086	Union Pacific Corp.	7,782,307
		11,014,511
	Real Estate — 1.3%
9,195	Alexandria Real Estate Equities, Inc.	668,109
27,895	American Tower Corp.	6,287,812
8,486	AvalonBay Communities, Inc.	1,781,890
8,687	BXP, Inc.	553,623
6,367	Camden Property Trust	724,565
17,651	CBRE Group, Inc. Class A(a)	2,156,599
25,949	Crown Castle, Inc.	2,744,366
18,897	Digital Realty Trust, Inc.	3,033,724
20,398	Equity Residential	1,433,164
3,844	Essex Property Trust, Inc.	1,073,053
4,605	Federal Realty Investment Trust	432,962
41,769	Healthpeak Properties, Inc.	745,159
34,016	Invitation Homes, Inc.	1,163,007
40,569	Kimco Realty Corp.	810,569
6,985	Mid-America Apartment Communities, Inc.	1,115,155
55,341	Prologis, Inc.	5,655,850
9,417	Public Storage	2,829,149
52,255	Realty Income Corp.	3,023,474
9,745	Regency Centers Corp.	703,394
18,307	Simon Property Group, Inc.	2,881,156
17,990	UDR, Inc.	753,421
26,111	Ventas, Inc.	1,829,859
62,945	VICI Properties, Inc.	2,015,499
36,377	Welltower, Inc.	5,550,766
43,334	Weyerhaeuser Co.	1,122,784
		51,089,109
	Rental and Leasing Services — 0.1%
3,907	United Rentals, Inc.	2,467,075
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.9%
26,691	Apollo Global Management, Inc.	3,642,788
8,700	Blackrock, Inc.	7,954,062
6,247	Cboe Global Markets, Inc.	1,385,585
101,759	Charles Schwab Corp.	8,283,183
21,515	CME Group, Inc.	5,961,376

The accompanying notes are an integral part of these financial statements.

26

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
42,023	Dow, Inc.	$1,285,483
18,516	Franklin Resources, Inc.	347,360
18,634	Goldman Sachs Group, Inc.	10,203,047
26,753	Invesco Ltd. ADR	372,669
40,325	KKR & Co., Inc.	4,607,938
2,249	MarketAxess Holdings, Inc.	498,356
73,885	Morgan Stanley	8,527,807
4,632	MSCI, Inc. Class A	2,524,949
24,708	NASDAQ OMX Group, Inc.	1,882,997
11,014	Raymond James Financial, Inc.	1,509,358
18,810	S&P Global, Inc.	9,405,940
43,701	The Blackstone Group, Inc.	5,755,859
		74,148,757
	Specialty Trade Contractors — 0.1%
8,805	Quanta Services, Inc.	2,577,135
	Support Activities for Agriculture and Forestry — 0.1%
40,942	Corteva, Inc.	2,537,995
	Support Activities for Mining — 0.1%
51,830	Halliburton Co.	1,027,271
16,508	Hess Corp.	2,130,357
83,645	Schlumberger Ltd. ADR (Curaco)	2,781,196
		5,938,824
	Support Activities for Transportation — 0.2%
7,090	C.H. Robinson Worldwide, Inc.	632,570
7,373	Expedia, Inc.	1,157,045
8,365	Expeditors International of Washington, Inc.	919,397
4,743	J.B. Hunt Transport Services, Inc.	619,341
13,526	Norfolk Southern Corp.	3,030,500
		6,358,853
	Telecommunications — 1.0%
428,627	AT&T, Inc.	11,872,968
5,811	Equinix, Inc.	5,001,818
59,084	PayPal Holdings, Inc.(a)	3,890,091
6,426	SBA Communications Corp.	1,564,088
28,650	T-Mobile US, Inc.	7,075,118
251,372	Verizon Communications, Inc.	11,075,450
		40,479,533
	Transportation Equipment Manufacturing — 2.2%
13,704	Aptiv PLC ADR(a)	781,950
44,780	Boeing Co.(a)	8,205,487
232,444	Ford Motor Co.	2,326,765

The accompanying notes are an integral part of these financial statements.

27

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
15,151	General Dynamics Corp.	$4,122,890
59,429	General Motors Co.	2,688,568
38,833	Honeywell International, Inc.	8,174,347
12,511	Lockheed Martin Corp.	5,977,130
31,315	Paccar, Inc.	2,824,926
167,100	Tesla, Inc.(a)	47,148,936
3,357	TransDigm Group, Inc.	4,743,676
10,200	Wabtec Corp.	1,884,348
		88,879,023
	Truck Transportation — 0.0%(†)
11,214	Old Dominion Freight Line, Inc.	1,718,882
	Utilities — 2.1%
42,457	AES Corp.	424,570
15,325	Alliant Energy Corp.	935,438
16,115	Ameren Corp.	1,599,253
31,837	American Electric Power Co., Inc.	3,449,221
11,633	American Water Works Co., Inc.	1,710,167
9,477	Atmos Energy Corp.(b)	1,522,291
38,919	CenterPoint Energy, Inc.	1,509,279
17,835	CMS Energy Corp.	1,313,548
20,691	Consolidated Edison, Inc.	2,332,910
18,680	Constellation Energy Corp.	4,173,859
12,372	DTE Energy Co.	1,694,964
46,345	Duke Energy Corp.	5,655,017
23,120	Edison International	1,237,151
25,614	Entergy Corp.	2,130,316
13,735	Evergy, Inc.(b)	949,089
21,900	Eversource Energy	1,302,612
60,037	Exelon Corp.	2,815,735
30,621	FirstEnergy Corp.	1,313,028
16,485	GE Vernova, Inc.	6,112,968
115,434	Kinder Morgan, Inc.	3,035,914
122,795	NextEra Energy, Inc.	8,212,530
28,064	NiSource, Inc.	1,097,583
12,092	NRG Energy, Inc.	1,325,041
37,048	ONEOK, Inc.	3,043,864
130,994	PG&E Corp.	2,164,021
6,784	Pinnacle West Capital Corp.	645,701
44,083	PPL Corp.	1,609,030
29,750	Public Service Enterprise Group, Inc.	2,377,918
37,827	Sempra Energy	2,809,411
65,424	Southern Co.	6,011,811
1,128	Texas Pacific Land Corp.	1,453,845

The accompanying notes are an integral part of these financial statements.

28

DIREXION DAILY S&P 500® BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Utilities — (Continued)
20,315	Vistra Corp.	$2,633,433
18,968	WEC Energy Group, Inc.	2,077,375
34,297	Xcel Energy, Inc.	2,424,798
		83,103,691
	Waste Management and Remediation Services — 0.1%
12,122	Republic Services, Inc.	3,039,592
	Water Transportation — 0.0% (†)
62,571	Carnival Corp. ADR (Panama)(a)	1,147,552
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0% (†)
25,159	CoStar Group, Inc.(a)	1,866,043
	Wood Product Manufacturing — 0.0%(†)
12,665	Masco Corp.	767,626
	TOTAL COMMON STOCKS (Cost $2,733,042,091)	$2,818,416,767
	SHORT TERM INVESTMENTS — 37.5%
	Money Market Funds — 37.5%
717,697,193	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$717,697,193
233,417,205	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	233,417,205
248,423,381	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	248,423,381
301,932,132	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	301,932,132
	TOTAL SHORT TERM INVESTMENTS (Cost $1,501,469,911)	$1,501,469,911
	TOTAL INVESTMENTS (Cost $4,234,512,002) — 107.9%(e)	$4,319,886,678
	Liabilities in Excess of Other Assets — (7.9)%	(318,119,775)
	TOTAL NET ASSETS — 100.0%	$4,001,766,903

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,579,328,456.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

29

DIREXION DAILY S&P 500® BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	SOFR plus 0.95%	BNP Paribas	12/5/2025	70,960	$431,870,251	$(43,826,501)
Total return of S&P 500® Index	SOFR plus 0.85%	Goldman Sachs	12/10/2025	324,254	1,796,609,190	2,605,357
Total return of S&P 500® Index	SOFR plus 0.80%	Bank of America Merrill Lynch	12/11/2025	272,619	1,555,427,677	(49,880,790)
Total return of S&P 500® Index	SOFR plus 0.78%	J.P. Morgan	12/16/2025	82,285	497,887,629	(47,155,861)
Total return of S&P 500® Index	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	254,886	1,542,215,780	(145,580,646)
Total return of S&P 500® Index	SOFR plus 0.90%	Citibank N.A.	12/19/2025	79,498	466,824,977	(31,063,819)
Total return of S&P 500® Index	SOFR plus 0.85%	Barclays	12/22/2025	565,131	3,072,793,411	66,091,135
					$ 9,363,628,915	$(248,811,125)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

30

DIREXION DAILY S&P 500® BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 106.2%
	Money Market Funds — 106.2%
174,329,479	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$174,329,479
34,034,041	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	34,034,041
103,697,975	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	103,697,975
112,943,855	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	112,943,855
	TOTAL SHORT TERM INVESTMENTS (Cost $425,005,350)(b)	$ 425,005,350
	TOTAL INVESTMENTS (Cost $425,005,350) — 106.2%	$425,005,350
	Liabilities in Excess of Other Assets — (6.2)%	(24,862,256)
	TOTAL NET ASSETS — 100.0%	$ 400,143,094

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $274,021,509.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.35%	Total return of S&P 500® Index	BNP Paribas	12/5/2025	13,748	$83,677,065	$8,313,780
SOFR plus 0.65%	Total return of S&P 500® Index	Goldman Sachs	12/10/2025	30,776	179,952,294	10,231,838
SOFR plus 0.60%	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2025	39,537	240,550,620	24,044,244
SOFR plus 0.60%	Total return of S&P 500® Index	J.P. Morgan	12/16/2025	23,250	137,964,496	10,094,854
SOFR plus 0.40%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2025	8,951	54,159,010	5,032,659
SOFR plus 0.65%	Total return of S&P 500® Index	Citibank N.A.	12/19/2025	28,544	160,464,145	2,859,305
SOFR plus 0.64%	Total return of S&P 500® Index	Barclays	12/22/2025	70,746	373,287,174	(20,061,606)
					$1,230,054,804	$40,515,074

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

31

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 67.3%
5,748,302	iShares Russell 2000 ETF(a)(b)	$1,120,114,127
	TOTAL INVESTMENT COMPANIES (Cost $1,125,208,760)	$1,120,114,127
	SHORT TERM INVESTMENTS — 77.0%
	Money Market Funds — 77.0%
856,003,521	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$856,003,521
42,560,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	42,560,000
382,837,691	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	382,837,691
	TOTAL SHORT TERM INVESTMENTS (Cost $1,281,401,212)	$ 1,281,401,212
	TOTAL INVESTMENTS (Cost $2,406,609,972) — 144.3%(e)	$2,401,515,339
	Liabilities in Excess of Other Assets — (44.3)%	(737,021,651)
	TOTAL NET ASSETS — 100.0%	$1,664,493,688

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,579,080,261.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	SOFR plus 0.80%	BNP Paribas	12/5/2025	261,129	$622,366,539	$(119,136,442)
Total return of Russell 2000® Index	SOFR plus 0.70%	Bank of America Merrill Lynch	12/11/2025	270,274	605,228,534	(81,423,001)
Total return of Russell 2000® Index	SOFR plus 0.46%	Societe Generale	12/12/2025	55,000	129,909,505	(23,751,090)
Total return of Russell 2000® Index	SOFR plus 0.65%	J.P. Morgan	12/16/2025	341,140	753,589,956	(91,435,511)
Total return of Russell 2000® Index	SOFR plus 0.60%	UBS Securities LLC	12/17/2025	260,794	595,481,675	(90,345,989)
Total return of Russell 2000® Index	SOFR plus 0.54%	Citibank N.A.	12/19/2025	409,398	808,115,036	(6,224,404)
Total return of Russell 2000® Index	SOFR plus 0.73%	Barclays	12/22/2025	374,331	721,804,230	11,663,738
					$4,236,495,475	$(400,652,699)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

32

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 100.3%
	Money Market Funds — 100.3%
139,584,361	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$139,584,361
18,070,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	18,070,000
50,214,211	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	50,214,211
54,293,585	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	54,293,585
	TOTAL SHORT TERM INVESTMENTS (Cost $262,162,157)(b)	$ 262,162,157
	TOTAL INVESTMENTS (Cost $262,162,157) — 100.3%	$262,162,157
	Liabilities in Excess of Other Assets — (0.3)%	(838,259)
	TOTAL NET ASSETS — 100.0%	$ 261,323,898

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $163,206,897.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.45%	Total return of Russell 2000® Index	BNP Paribas	12/5/2025	50,901	$119,517,695	$20,938,382
SOFR plus 0.50%	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2025	53,801	127,346,426	23,426,954
SOFR plus 0.25%	Total return of Russell 2000® Index	Societe Generale	12/12/2025	51,000	120,461,542	21,928,869
SOFR plus 0.43%	Total return of Russell 2000® Index	J.P. Morgan	12/16/2025	39,190	83,746,846	7,341,560
SOFR plus 0.31%	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2025	58,558	136,679,115	23,436,091
SOFR plus 0.30%	Total return of Russell 2000® Index	Citibank N.A.	12/19/2025	45,768	103,271,743	14,111,197
SOFR plus 0.51%	Total return of Russell 2000® Index	Barclays	12/22/2025	99,936	185,129,806	(10,884,466)
					$ 876,153,173	$100,298,587

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

33

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 42.8%
14,123,127	iShares China Large-Cap ETF(a)	$478,209,081
	TOTAL INVESTMENT COMPANIES (Cost $473,356,099)	$478,209,081
	SHORT TERM INVESTMENTS — 57.9%
	Money Market Funds - 57.9%
387,501,679	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$387,501,679
40,290,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	40,290,000
90,800,008	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	90,800,008
128,687,804	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	128,687,804
	TOTAL SHORT TERM INVESTMENTS (Cost $647,279,491)	$647,279,491
	TOTAL INVESTMENTS (Cost $1,120,635,590) — 100.7%(c)	$1,125,488,572
	Liabilities in Excess of Other Assets — (0.7)%	(7,858,079)
	TOTAL NET ASSETS — 100.0%	$1,117,630,493

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $786,358,320.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	SOFR plus 3.50%	BNP Paribas	12/5/2025	3,696,327	$113,843,432	$9,352,028
Total return of iShares China Large-Cap ETF	SOFR plus 3.00%	Nomura	12/10/2025	5,000,000	151,200,000	13,883,938
Total return of iShares China Large-Cap ETF	SOFR plus 3.25%	Bank of America Merrill Lynch	12/11/2025	9,545,964	335,446,355	(16,975,334)
Total return of iShares China Large-Cap ETF	SOFR plus 1.15%	Societe Generale	12/12/2025	8,750,000	267,662,500	26,893,761
Total return of iShares China Large-Cap ETF	SOFR plus 0.83%	UBS Securities LLC	12/17/2025	21,026,645	651,723,111	52,316,030
Total return of iShares China Large-Cap ETF	SOFR plus 1.20%	Citibank N.A.	12/19/2025	8,147,711	249,925,633	23,568,992
Total return of iShares China Large-Cap ETF	SOFR plus 0.90%	Barclays	12/22/2025	13,556,450	412,820,582	38,876,847
Total return of iShares China Large-Cap ETF	SOFR plus 1.76%	Goldman Sachs	4/28/2026	15,176,222	502,322,670	9,833,586
					$ 2,684,944,283	$157,749,848

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

34

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 110.8%
	Money Market Funds — 110.8%
128,102,031	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$128,102,031
34,467,029	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	34,467,029
86,876,926	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	86,876,926
	TOTAL SHORT TERM INVESTMENTS (Cost $249,445,986)(b)	$ 249,445,986
	TOTAL INVESTMENTS (Cost $249,445,986) — 110.8%	$249,445,986
	Liabilities in Excess of Other Assets — (10.8)%	(24,294,983)
	TOTAL NET ASSETS —100.0%	$ 225,151,003

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $186,058,619.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.11%	Total return of iShares China Large-Cap ETF	BNP Paribas	12/5/2025	5,265,109	$160,310,391	$(17,308,784)
SOFR plus 0.58%	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2025	10,178,030	371,739,323	29,826,919
SOFR plus 0.18%	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2025	565,207	21,281,438	2,264,198
SOFR plus 0.85%	Total return of iShares China Large-Cap ETF	Goldman Sachs	5/8/2026	3,940,030	126,486,307	(6,631,419)
					$ 679,817,459	$8,150,914

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

35

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 47.4%
249,586	Vanguard FTSE Europe ETF(a)(b)	$ 18,197,316
	TOTAL INVESTMENT COMPANIES (Cost $17,337,757)	$ 18,197,316
	SHORT TERM INVESTMENTS — 77.6%
	Money Market Funds — 77.6%
17,839,901	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$17,839,901
5,532,473	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	5,532,473
6,408,256	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	6,408,256
	TOTAL SHORT TERM INVESTMENTS (Cost $29,780,630)	$ 29,780,630
	TOTAL INVESTMENTS (Cost $47,118,387) — 125.0%(e)	$47,977,946
	Liabilities in Excess of Other Assets — (25.0)%	(9,591,907)
	TOTAL NET ASSETS — 100.0%	$ 38,386,039

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,498,007.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Vanguard FTSE Europe ETF	SOFR plus 0.50%	BNP Paribas	12/5/2025	173,577	$11,635,375	$976,491
Total return of Vanguard FTSE Europe ETF	SOFR plus 0.07%	Goldman Sachs	12/10/2025	490,573	34,303,633	1,382,071
Total return of Vanguard FTSE Europe ETF	SOFR plus 0.60%	J.P. Morgan	12/16/2025	163,938	11,039,332	869,307
Total return of Vanguard FTSE Europe ETF	SOFR plus 0.74%	UBS Securities LLC	12/17/2025	185,027	12,464,606	978,024
Total return of Vanguard FTSE Europe ETF	SOFR plus 0.75%	Citibank N.A.	12/19/2025	316,756	21,115,457	1,870,427
					$ 90,558,403	$6,076,320

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

36

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 4.3%
63,343	iShares MSCI Emerging Markets ETF(a)	$2,771,889
	TOTAL INVESTMENT COMPANIES (Cost $2,775,238)	$2,771,889
	SHORT TERM INVESTMENTS — 94.4%
	Money Market Funds — 94.4%
28,428,857	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$28,428,857
12,910,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	12,910,000
19,396,395	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	19,396,395
	TOTAL SHORT TERM INVESTMENTS (Cost $60,735,252)	$ 60,735,252
	TOTAL INVESTMENTS (Cost $63,510,490) — 98.7%(c)	$ 63,507,141
	Other Assets in Excess of Liabilities — 1.3%	808,072
	TOTAL NET ASSETS — 100.0%	$64,315,213

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,126,045.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	SOFR plus 0.50%	J.P. Morgan	12/16/2025	864,610	$37,710,086	$37,681
Total return of iShares MSCI Emerging Markets ETF	SOFR plus 0.47%	UBS Securities LLC	12/17/2025	576,477	24,808,342	47,896
Total return of iShares MSCI Emerging Markets ETF	SOFR plus 0.77%	Citibank N.A.	12/19/2025	1,404,749	59,150,176	1,433,138
Total return of iShares MSCI Emerging Markets ETF	SOFR plus 0.90%	Barclays	12/22/2025	1,500,000	62,881,968	2,108,256
					$184,550,572	$3,626,971

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

37

DIREXION DAILY MSCI EMERGING MARKETS BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 126.2%
	Money Market Funds — 126.2%
11,235,728	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$11,235,728
9,916,488	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	9,916,488
	TOTAL SHORT TERM INVESTMENTS (Cost $21,152,216)(b)	$21,152,216
	TOTAL INVESTMENTS (Cost $21,152,216) — 126.2%	$21,152,216
	Liabilities in Excess of Other Assets — (26.2)%	(4,394,244)
	TOTAL NET ASSETS — 100.0%	$16,757,972

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,751,085.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.27%	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/15/2025	500,000	$20,011,982	$(1,793,239)
SOFR plus 0.08%	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2025	414,046	18,534,193	506,956
SOFR plus 0.53%	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/19/2025	234,922	10,331,595	107,747
					$ 48,877,770	$(1,178,536)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

38

DIREXION DAILY MSCI MEXICO BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 47.1%
226,517	iShares MSCI Mexico ETF(a)(b)	$ 12,904,674
	TOTAL INVESTMENT COMPANIES (Cost $12,092,303)	$ 12,904,674
	SHORT TERM INVESTMENTS — 52.8%
	Money Market Funds — 52.8%
6,075,156	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$6,075,156
1,110,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	1,110,000
3,250,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	3,250,000
4,014,380	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	4,014,380
	TOTAL SHORT TERM INVESTMENTS (Cost $14,449,536)	$ 14,449,536
	TOTAL INVESTMENTS (Cost $26,541,839) — 99.9%(e)	$ 27,354,210
	Other Assets in Excess of Liabilities — 0.1%	25,206
	TOTAL NET ASSETS — 100.0%	$ 27,379,416

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,741,359.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Mexico ETF	SOFR plus 0.75%	Goldman Sachs	12/10/2025	226,490	$11,636,949	$1,193,094
Total return of iShares MSCI Mexico ETF	SOFR minus 0.70%	J.P. Morgan	12/16/2025	355,265	18,583,686	1,862,535
Total return of iShares MSCI Mexico ETF	SOFR plus 0.65%	UBS Securities LLC	12/17/2025	313,508	15,556,267	2,014,855
Total return of iShares MSCI Mexico ETF	SOFR plus 0.75%	Barclays	12/22/2025	320,025	17,502,550	680,597
					$ 63,279,452	$5,751,081

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

39

DIREXION DAILY MSCI SOUTH KOREA BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 53.4%
768,808	iShares MSCI South Korea ETF(a)	$ 43,199,322
	TOTAL INVESTMENT COMPANIES (Cost $42,300,219)	$ 43,199,322
	SHORT TERM INVESTMENTS — 46.1%
	Money Market Funds — 46.1%
9,373,438	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$9,373,438
9,190,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	9,190,000
18,679,732	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	18,679,732
	TOTAL SHORT TERM INVESTMENTS (Cost $37,243,170)	$ 37,243,170
	TOTAL INVESTMENTS (Cost $79,543,389) — 99.5%(c)	$80,442,492
	Other Assets in Excess of Liabilities — 0.5%	384,252
	TOTAL NET ASSETS — 100.0%	$ 80,826,744

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,057,128.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI South Korea ETF	SOFR plus 0.65%	Bank of America Merrill Lynch	12/11/2025	1,950,614	$105,868,230	$3,120,148
Total return of iShares MSCI South Korea ETF	SOFR plus 0.70%	J.P. Morgan	12/16/2025	571,806	31,052,431	903,036
Total return of iShares MSCI South Korea ETF	SOFR plus 0.85%	Citibank N.A.	12/19/2025	126,109	6,571,540	389,475
Total return of iShares MSCI South Korea ETF	SOFR plus 0.73%	Barclays	12/22/2025	898,022	48,803,314	1,160,239
					$ 192,295,515	$5,572,898

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

40

DIREXION DAILY AEROSPACE & DEFENSE BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 64.5%
	Administrative and Support Services — 0.1%
2,705	V2X, Inc.(a)(b)	$134,601
	Computer and Electronic Product Manufacturing — 16.7%
21,277	L3Harris Technologies, Inc.	4,681,365
14,104	Leonardo DRS, Inc.	521,284
9,665	Mercury Systems, Inc.(a)	483,250
5,401	Moog, Inc. Class A	903,317
9,358	Northrop Grumman Corp.	4,552,667
124,674	RTX Corp.	15,725,132
		26,867,015
	Electrical Equipment, Appliance, and Component Manufacturing — 3.0%
7,968	Axon Enterprise, Inc.(a)	4,886,774
	Fabricated Metal Product Manufacturing — 2.8%
17,422	BWX Technologies, Inc.	1,901,089
7,175	Curtiss -Wright Corp.	2,474,586
8,384	Smith & Wesson Brands, Inc.	79,899
3,200	Sturm, Ruger & Co, Inc.	130,112
		4,585,686
	Machinery Manufacturing — 12.6%
100,448	General Electric Co.	20,244,290
	Merchant Wholesalers, Durable Goods — 1.5%
15,457	Hexcel Corp.	749,201
7,454	Huntington Ingalls Industries, Inc.	1,716,954
		2,466,155
	Miscellaneous Manufacturing — 1.6%
4,951	Cadre Holdings, Inc.(b)	144,322
34,782	Textron, Inc.	2,447,609
		2,591,931
	Primary Metal Manufacturing — 3.0%
34,752	Howmet Aerospace, Inc.	4,815,932
	Repair and Maintenance — 0.3%
19,396	StandardAero, Inc.(a)	524,080
	Textile Mills — 0.1%
975	National Presto Industries, Inc.	82,241
	Transportation Equipment Manufacturing — 22.8%
6,720	AAR Corp.(a)	359,251
5,335	AeroVironment, Inc.(a)	808,359
77,508	Archer Aviation, Inc.(a)(b)	645,642
56,153	Boeing Co.(a)	10,289,476
2,591	Ducommun, Inc.(a)	148,516
17,099	General Dynamics Corp.	4,652,980

The accompanying notes are an integral part of these financial statements.

41

DIREXION DAILY AEROSPACE & DEFENSE BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
7,139	HEICO Corp.	$1,790,176
13,264	HEICO Corp. Class A	2,665,136
29,119	Kratos Defense & Security Solutions, Inc.(a)(b)	983,785
3,386	Loar Holdings, Inc.(a)(b)	320,248
9,633	Lockheed Martin Corp.	4,602,166
66,669	Rocket Lab USA, Inc.(a)(b)	1,452,717
22,340	Spirit AeroSystems Holdings, Inc.(a)	804,240
3,355	TransDigm Group, Inc.	4,740,850
14,746	Triumph Group, Inc.(a)	374,548
11,309	Woodward, Inc.	2,121,230
		36,759,320
	TOTAL COMMON STOCKS (Cost $85,989,293)	$103,958,025
	SHORT TERM INVESTMENTS — 34.7%
	Money Market Funds — 34.7%
20,920,071	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)	$20,920,071
9,796,945	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	9,796,945
7,150,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	7,150,000
18,033,052	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	18,033,052
	TOTAL SHORT TERM INVESTMENTS (Cost $55,900,068)	$55,900,068
	TOTAL INVESTMENTS (Cost $141,889,361) — 99.2%(d)	$159,858,093
	Other Assets in Excess of Liabilities — 0.8%	1,326,742
	TOTAL NET ASSETS — 100.0%	$161,184,835

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $116,793,363.
The accompanying notes are an integral part of these financial statements.

42

DIREXION DAILY AEROSPACE & DEFENSE BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR plus 0.79%	BNP Paribas	12/5/2025	209	$8,011,548	$156,110
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR plus 0.80%	J.P. Morgan	12/16/2025	1,448	54,196,888	2,405,542
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR plus 0.90%	Citibank N.A.	12/19/2025	3,600	130,184,316	10,665,131
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR plus 0.88%	Barclays	12/22/2025	3,036	113,779,670	5,887,985
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR plus 1.00%	Goldman Sachs	2/24/2026	1,266	48,562,695	1,535,073
					$354,735,117	$20,649,841

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

43

DIREXION DAILY CONSUMER DISCRETIONARY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 66.0%
	Accommodation — 3.6%
1,443	Airbnb, Inc. Class A(a)	$175,931
802	Hilton Worldwide Holdings, Inc.	180,835
1,145	Las Vegas Sands Corp.	41,987
763	Marriott International, Inc. Class C	182,036
746	MGM Resorts International(a)(b)	23,469
300	Wynn Resorts Ltd.(b)	24,093
		628,351
	Administrative and Support Services — 4.2%
110	Booking Holdings, Inc.	560,921
826	Royal Caribbean Cruises Ltd. ADR (Liberia)	177,515
		738,436
	Apparel Manufacturing — 0.5%
506	Deckers Outdoor Corp.(a)	56,080
132	Ralph Lauren Corp.	29,693
		85,773
	Building Material and Garden Equipment and Supplies Dealers — 7.7%
1,881	Lowe’s Companies, Inc.	420,516
2,346	The Home Depot, Inc.	845,710
1,780	Tractor Supply Co.	90,104
		1,356,330
	Clothing, Clothing Accessories, Shoe, and JewelryRetailers — 4.2%
375	Lululemon Athletica, Inc.(a)	101,539
1,099	Ross Stores, Inc.	152,761
3,746	TJX Companies, Inc.	482,035
		736,335
	Construction of Buildings — 2.0%
945	D.R. Horton, Inc.	119,391
778	Lennar Corp. Class A	84,499
11	NVR, Inc.(a)	78,383
674	PulteGroup, Inc.	69,139
		351,412
	Food Services and Drinking Places — 8.7%
4,517	Chipotle Mexican Grill, Inc.(a)	228,199
391	Darden Restaurants, Inc.	78,450
1,131	DoorDash, Inc.(a)	218,158
1,752	McDonald’s Corp.	560,027
3,786	Starbucks Corp.	303,069
931	Yum! Brands, Inc.	140,060
		1,527,963
	Funds, Trusts, and Other Financial Vehicles — 0.5%
511	Garmin Ltd. ADR (Switzerland)	95,491

The accompanying notes are an integral part of these financial statements.

44

DIREXION DAILY CONSUMER DISCRETIONARY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.2%
648	Best Buy Co., Inc.	$43,215
	General Merchandise Retailers — 15.0%
13,476	Amazon.com, Inc.(a)	2,485,244
1,596	eBay, Inc.	108,783
410	Williams-Sonoma, Inc.	63,333
		2,657,360
	Health and Personal Care Retailers — 0.3%
155	Ulta Beauty, Inc.(a)	61,324
	Leather and Allied Product Manufacturing — 1.5%
3,935	NIKE, Inc. Class B	221,934
690	Tapestry, Inc.	48,749
		270,683
	Management of Companies and Enterprises — 0.1%
1,466	Norwegian Cruise Line Holdings Ltd. ADR(a)	23,500
	Merchant Wholesalers, Durable Goods — 0.8%
464	Genuine Parts Co.	54,543
867	LKQ Corp.	33,128
174	Mohawk Industries, Inc.(a)	18,505
125	Pool Corp.(b)	36,643
		142,819
	Merchant Wholesalers, Nondurable Goods — 0.3%
115	Domino’s Pizza, Inc.	56,393
	Miscellaneous Manufacturing — 0.2%
437	Hasbro, Inc.	27,050
	Motor Vehicle and Parts Dealers — 2.9%
56	AutoZone, Inc.(a)	210,706
513	CarMax, Inc.(a)	33,176
191	O’Reilly Automotive, Inc.(a)	270,303
		514,185
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
708	Caesars Entertainment, Inc.(a)	19,159
	Support Activities for Transportation — 0.4%
411	Expedia, Inc.	64,498
	Transportation Equipment Manufacturing — 12.4%
764	Aptiv PLC ADR(a)	43,594
12,973	Ford Motor Co.	129,860
3,316	General Motors Co.	150,016
6,610	Tesla, Inc.(a)	1,865,077
		2,188,547

The accompanying notes are an integral part of these financial statements.

45

DIREXION DAILY CONSUMER DISCRETIONARY BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Water Transportation — 0.4%
3,492	Carnival Corp. ADR (Panama)(a)	$64,043
	TOTAL COMMON STOCKS (Cost $10,950,277)	$11,652,867
	SHORT TERM INVESTMENTS — 45.3%
	Money Market Funds — 45.3%
1,012,778	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)	$1,012,778
1,519,460	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	1,519,460
5,467,520	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	5,467,520
	TOTAL SHORT TERM INVESTMENTS (Cost $7,999,758)	$7,999,758
	TOTAL INVESTMENTS (Cost $18,950,035) — 111.3%(d)	$19,652,625
	Liabilities in Excess of Other Assets — (11.3)%	(1,994,672)
	TOTAL NET ASSETS — 100.0%	$17,657,953

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,676,507.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Discretionary Select Sector Index	SOFR plus 0.80%	Bank of America Merrill Lynch	12/11/2025	5,882	$11,747,644	$(55,487)
Total return of Consumer Discretionary Select Sector Index	SOFR plus 0.80%	J.P. Morgan	12/16/2025	4,920	11,482,907	(1,843,895)
Total return of Consumer Discretionary Select Sector Index	SOFR plus 0.75%	UBS Securities LLC	12/17/2025	4,642	8,570,750	664,032
Total return of Consumer Discretionary Select Sector Index	SOFR plus 0.80%	Barclays	12/22/2025	5,277	10,574,217	(96,088)
					$42,375,518	$(1,331,438)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

46

DIREXION DAILY DOW JONES INTERNET BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 65.4%
	Accommodation — 1.7%
16,157	Airbnb, Inc. Class A(a)	$1,969,861
	Administrative and Support Services — 5.7%
772	Booking Holdings, Inc.	3,936,644
11,490	Cloudflare, Inc.(a)	1,387,762
20,303	Roblox Corp.(a)	1,361,316
		6,685,722
	Amusement, Gambling, and Recreation Industries — 0.5%
18,288	DraftKings, Inc.(a)	608,808
	Computer and Electronic Product Manufacturing — 11.6%
24,832	Alphabet, Inc.	3,943,322
20,126	Alphabet, Inc. Class C	3,238,072
38,556	Arista Networks, Inc.(a)	3,172,002
56,203	Cisco Systems, Inc.	3,244,599
		13,597,995
	Food Services and Drinking Places — 2.1%
12,663	DoorDash, Inc.(a)	2,442,566
	General Merchandise Retailers — 7.0%
37,967	Amazon.com, Inc.(a)	7,001,874
17,878	eBay, Inc.	1,218,565
		8,220,439
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 0.2%
12,668	MARA Holdings, Inc.(a)(b)	169,371
	Merchant Wholesalers, Durable Goods — 1.7%
32,726	Copart, Inc.(a)	1,997,268
	Motion Picture and Sound Recording Industries — 7.0%
7,279	Netflix, Inc.(a)	8,237,790
	Motor Vehicle and Parts Dealers — 0.9%
4,414	Carvana Co.(a)	1,078,561
	Performing Arts, Spectator Sports, and Related Industries — 1.4%
6,646	Flutter Entertainment PLC ADR (Ireland)(a)	1,601,620
	Professional, Scientific, and Technical Services — 14.5%
6,122	Atlassian Corp.(a)	1,397,714
5,304	Ciena Corp.(a)	356,217
2,151	F5 Networks, Inc.(a)	569,456
5,271	GoDaddy, Inc.(a)	992,687
12,358	Juniper Networks, Inc.	448,842
12,187	Meta Platforms, Inc.	6,690,663
9,300	Nutanix, Inc.(a)	638,910
1,756	Paycom Software, Inc.	397,541

The accompanying notes are an integral part of these financial statements.

47

DIREXION DAILY DOW JONES INTERNET BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
12,321	Snowflake, Inc.(a)	$1,965,076
3,036	VeriSign, Inc.(a)	856,516
7,988	Workday, Inc.(a)	1,957,060
9,783	Zoom Video Communications, Inc.(a)	758,574
		17,029,256
	Publishing Industries — 9.0%
5,608	Akamai Technologies, Inc.(a)	451,893
5,363	Box, Inc.(a)	167,433
9,633	Confluent, Inc.(a)	229,362
11,691	Datadog, Inc.(a)	1,194,352
7,541	DocuSign, Inc.(a)	616,477
8,077	Dropbox, Inc.(a)	230,598
1,945	HubSpot, Inc.(a)	1,189,367
6,104	Okta, Inc.(a)	684,625
16,284	Salesforce, Inc.	4,375,674
5,573	Veeva Systems, Inc.(a)	1,302,354
10,125	ZoomInfo Technologies, Inc.(a)	86,670
		10,528,805
	Telecommunications — 2.1%
36,925	PayPal Holdings, Inc.(a)	2,431,142
	TOTAL COMMON STOCKS (Cost $66,008,535)	$76,599,204
	SHORT TERM INVESTMENTS — 39.9%
	Money Market Funds — 39.9%
28,343,787	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$28,343,787
18,335,758	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	18,335,758
	TOTAL SHORT TERM INVESTMENTS (Cost $46,679,545)	$46,679,545
	TOTAL INVESTMENTS (Cost $112,688,080) — 105.3%(e)	$123,278,749
	Liabilities in Excess of Other Assets — (5.3)%	(6,150,533)
	TOTAL NET ASSETS — 100.0%	$117,128,216

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $80,524,228.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

48

DIREXION DAILY DOW JONES INTERNET BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Internet Composite Index	SOFR plus 0.85%	Bank of America Merrill Lynch	12/11/2025	37,470	$39,123,754	$413,260
Total return of Dow Jones Internet Composite Index	SOFR plus 0.77%	J.P. Morgan	12/16/2025	32,795	35,621,854	(1,151,292)
Total return of Dow Jones Internet Composite Index	SOFR plus 0.69%	UBS Securities LLC	12/17/2025	128,110	130,527,648	4,601,061
Total return of Dow Jones Internet Composite Index	SOFR plus 0.85%	Citibank N.A.	12/19/2025	61,241	68,694,868	(5,100,114)
					$273,968,124	$(1,237,085)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

49

DIREXION DAILY DOW JONES INTERNET BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.3%
	Money Market Funds — 103.3%
5,139,177	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$5,139,177
6,786,751	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	6,786,751
	TOTAL SHORT TERM INVESTMENTS (Cost $11,925,928)(b)	$ 11,925,928
	TOTAL INVESTMENTS (Cost $11,925,928) — 103.3%	$ 11,925,928
	Liabilities in Excess of Other Assets — (3.3)%	(383,368)
	TOTAL NET ASSETS — 100.0%	$ 11,542,560

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,278,245.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.65%	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2025	8,417	$8,718,204	$(132,313)
SOFR plus 0.56%	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/16/2025	9,073	9,645,288	112,091
SOFR plus 0.30%	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2025	3,030	3,245,488	58,502
SOFR plus 0.50%	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/19/2025	12,196	13,865,199	1,137,219
					$ 35,474,179	$1,175,499

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

50

DIREXION DAILY FINANCIAL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 68.4%
	Administrative and Support Services — 7.5%
21,697	Ameriprise Financial, Inc.	$10,219,721
15,724	Corpay, Inc.(a)	5,116,118
8,571	FactSet Research System, Inc.	3,704,558
34,910	Moody’s Corp.	15,818,419
388,673	Visa, Inc. Class A	134,286,521
		169,145,337
	Chemical Manufacturing — 1.0%
129,586	IntercontinentalExchange, Inc.	21,766,561
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 1.0%
128,309	Fiserv, Inc.(a)	23,681,992
	Credit Intermediation and Related Activities — 25.1%
125,168	American Express Co.	33,346,007
1,493,346	Bank of America Corp.	59,554,638
161,857	Bank of New York Mellon Corp.	13,014,921
85,977	Capital One Financial Corp.	15,498,214
423,351	Citigroup, Inc.	28,948,741
98,585	Citizens Financial Group, Inc.	3,636,801
56,604	Discover Financial Services	10,339,853
119,459	Fidelity National Information Services, Inc.	9,422,926
151,071	Fifth Third Bancorp	5,429,492
55,848	Global Payments, Inc.	4,261,761
327,871	Huntington Bancshares, Inc.	4,763,966
630,613	JPMorgan Chase & Co.	154,260,552
224,653	KeyCorp	3,333,851
37,422	M&T Bank Corp.	6,352,759
183,675	MasterCard, Inc. Class A	100,664,920
44,192	Northern Trust Corp.	4,153,164
89,294	PNC Financial Services Group, Inc.	14,348,653
205,013	Regions Financial Corp.	4,184,315
65,055	State Street Corp.	5,731,345
87,675	Synchrony Financial	4,554,716
296,783	Truist Financial Corp.	11,378,660
351,831	U.S. Bancorp	14,192,863
741,751	Wells Fargo & Co.	52,671,739
		564,044,857
	Funds, Trusts, and Other Financial Vehicles — 0.2%
50,208	T. Rowe Price Group, Inc.	4,445,918
	Insurance Carriers and Related Activities — 19.8%
111,634	Aflac, Inc.	12,132,383
59,759	Allstate Corp.	11,855,588
133,815	American International Group, Inc.	10,908,599
84,542	Arch Capital Group Ltd. ADR	7,666,269

The accompanying notes are an integral part of these financial statements.

51

DIREXION DAILY FINANCIAL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Insurance Carriers and Related Activities — (Continued)
57,363	Arthur J. Gallagher & Co.	$18,395,740
11,568	Assurant, Inc.	2,229,616
413,388	Berkshire Hathaway, Inc. Class B(a)	220,439,151
53,528	Brown & Brown, Inc.	5,920,197
84,045	Chubb Limited ADR (Switzerland)	24,043,594
35,277	Cincinnati Financial Corp.	4,910,911
5,622	Erie Indemnity Co. Class A	2,016,162
9,696	Everest Re Group Ltd. ADR	3,479,216
18,936	Globe Life, Inc.	2,335,566
39,848	Loews Corp.	3,460,002
110,770	Marsh & McLennan Companies, Inc.	24,975,312
130,571	MetLife, Inc.	9,841,136
47,457	Principal Financial Group, Inc.	3,518,936
132,115	Progressive Corp.	37,222,080
79,836	Prudential Financial, Inc.	8,199,956
64,865	The Hartford Insurance Group, Inc.	7,956,989
51,135	Travelers Companies, Inc.	13,506,288
67,722	W.R. Berkley Corp.	4,854,990
22,509	Willis Towers Watson PLC ADR (Ireland)	6,928,270
		446,796,951
	Management of Companies and Enterprises — 0.8%
48,779	Aon PLC ADR (United Kingdom)	17,306,302
	Professional, Scientific, and Technical Services — 0.1%
16,437	Jack Henry & Associates, Inc.	2,850,669
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 12.2%
100,809	Apollo Global Management, Inc.	13,758,412
32,834	Blackrock, Inc.	30,018,813
23,607	Cboe Global Markets, Inc.	5,236,033
384,330	Charles Schwab Corp.	31,284,462
81,273	CME Group, Inc.	22,519,123
69,916	Franklin Resources, Inc.(b)	1,311,624
70,379	Goldman Sachs Group, Inc.	38,536,021
101,037	Invesco Ltd. ADR	1,407,445
152,250	KKR & Co., Inc.	17,397,608
8,502	MarketAxess Holdings, Inc.	1,883,958
279,073	Morgan Stanley	32,210,606
17,510	MSCI, Inc. Class A	9,544,876
93,337	NASDAQ OMX Group, Inc.	7,113,213
41,595	Raymond James Financial, Inc.	5,700,179
71,040	S&P Global, Inc.	35,523,552
165,072	The Blackstone Group, Inc.	21,741,633
		275,187,558

The accompanying notes are an integral part of these financial statements.

52

DIREXION DAILY FINANCIAL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Telecommunications — 0.7%
223,104	PayPal Holdings, Inc.(a)	$14,689,167
	TOTAL COMMON STOCKS (Cost $1,336,083,085)	$1,539,915,312
	SHORT TERM INVESTMENTS — 32.3%
	Money Market Funds — 32.3%
418,967,501	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$418,967,501
55,559,380	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	55,559,380
6,775,209	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	6,775,209
247,329,096	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	247,329,096
	TOTAL SHORT TERM INVESTMENTS (Cost $728,631,186)	$728,631,186
	TOTAL INVESTMENTS (Cost $2,064,714,271) — 100.7%(e)	$2,268,546,498
	Liabilities in Excess of Other Assets — (0.7)%	(17,867,917)
	TOTAL NET ASSETS — 100.0%	$2,250,678,581

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,858,426,760.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

53

DIREXION DAILY FINANCIAL BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Financial Select Sector Index	SOFR plus 0.99%	BNP Paribas	12/5/2025	833,694	$511,530,267	$(17,441,470)
Total return of Financial Select Sector Index	SOFR plus 0.89%	Goldman Sachs	12/10/2025	592,799	352,003,556	2,417,829
Total return of Financial Select Sector Index	SOFR plus 0.88%	Bank of America Merrill Lynch	12/11/2025	1,430,368	842,795,890	13,551,811
Total return of Financial Select Sector Index	SOFR plus 0.85%	Societe Generale	12/12/2025	511,605	311,117,232	(7,933,729)
Total return of Financial Select Sector Index	SOFR plus 0.85%	J.P. Morgan	12/16/2025	2,110,974	1,243,235,950	21,498,497
Total return of Financial Select Sector Index	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	1,689,299	1,002,596,026	3,645,331
Total return of Financial Select Sector Index	SOFR plus 1.00%	Citibank N.A.	12/19/2025	344,869	201,972,530	2,598,680
Total return of Financial Select Sector Index	SOFR plus 0.88%	Barclays	12/22/2025	1,155,610	690,927,663	(4,905,321)
					$5,156,179,114	$13,431,628

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

54

DIREXION DAILY FINANCIAL BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.5%
	Money Market Funds — 99.5%
60,904,730	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$60,904,730
23,251,365	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	23,251,365
21,846,575	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	21,846,575
	TOTAL SHORT TERM INVESTMENTS (Cost $106,002,670)(b)	$106,002,670
	TOTAL INVESTMENTS (Cost $106,002,670) — 99.5%	$106,002,670
	Other Assets in Excess of Liabilities — 0.5%	535,495
	TOTAL NET ASSETS — 100.0%	$106,538,165

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $59,443,415.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.68%	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2025	73,534	$45,183,656	$1,242,411
SOFR plus 0.68%	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2025	94,231	59,579,026	3,248,172
SOFR plus 0.53%	Total return of Financial Select Sector Index	Societe Generale	12/12/2025	158,000	96,082,961	2,330,376
SOFR plus 0.65%	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2025	82,582	51,033,918	1,641,534
SOFR plus 0.50%	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2025	123,263	69,836,499	(4,023,563)
					$ 321,716,060	$4,438,930

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

55

DIREXION DAILY HEALTHCARE BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 65.5%
	Ambulatory Health Care Services — 1.0%
751	DaVita, Inc.(a)	$106,304
1,423	Labcorp Holdings, Inc.	342,957
947	Molina Healthcare, Inc.(a)	309,679
1,894	Quest Diagnostics, Inc.	337,549
20,358	Viatris, Inc.	171,414
		1,267,903
	Chemical Manufacturing — 26.9%
30,110	AbbVie, Inc.	5,874,461
9,163	Amgen, Inc.	2,665,700
2,496	Biogen, Inc.(a)	302,216
2,697	Bio-Techne Corp.	135,794
34,612	Bristol-Myers Squibb Co.	1,737,522
13,440	Eli Lilly & Co.	12,081,888
21,257	Gilead Sciences, Inc.	2,264,721
2,739	Incyte Corp.(a)	171,626
43,146	Merck & Co., Inc.	3,676,039
96,658	Pfizer, Inc.	2,359,422
1,795	Regeneron Pharmaceuticals, Inc.	1,074,774
4,380	Vertex Pharmaceuticals, Inc.(a)	2,231,610
7,638	Zoetis, Inc.	1,194,583
		35,770,356
	Computer and Electronic Product Manufacturing — 5.1%
4,866	Agilent Technologies, Inc.	523,582
10,916	Danaher Corp.	2,175,886
7,801	GE HealthCare Technologies, Inc.	548,644
3,827	Hologic, Inc.(a)	222,732
2,075	Revvity, Inc.	193,867
6,524	Thermo Fisher Scientific, Inc.	2,798,796
1,012	Waters Corp.(a)	351,903
		6,815,410
	Health and Personal Care Retailers — 1.1%
21,505	CVS Health Corp.	1,434,599
	Hospitals — 0.9%
3,049	HCA Healthcare, Inc.	1,052,149
1,001	Universal Health Services, Inc. Class B	177,247
		1,229,396
	Insurance Carriers and Related Activities — 8.1%
8,458	Centene Corp.(a)	506,211
4,670	Cigna Corp.	1,587,987
3,956	Elevance Health, Inc.	1,663,814
2,057	Humana, Inc.	539,428
15,696	UnitedHealth Group, Inc.	6,457,962
		10,755,402

The accompanying notes are an integral part of these financial statements.

56

DIREXION DAILY HEALTHCARE BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 0.3%
357	Mettler-Toledo International, Inc.(a)	$382,193
	Management of Companies and Enterprises — 2.9%
29,583	Abbott Laboratories	3,867,977
	Merchant Wholesalers, Durable Goods — 0.1%
2,127	Henry Schein, Inc.(a)	138,191
	Merchant Wholesalers, Nondurable Goods — 2.2%
4,120	Cardinal Health, Inc.	582,115
2,943	Cencora, Inc.	861,328
2,138	McKesson Corp.	1,523,945
		2,967,388
	Miscellaneous Manufacturing — 15.7%
1,197	Align Technology, Inc.(a)	207,440
8,709	Baxter International, Inc.	271,460
4,898	Becton, Dickinson & Co.	1,014,327
25,138	Boston Scientific Corp.(a)	2,585,946
6,663	DexCom, Inc.(a)	475,605
10,059	Edwards Lifesciences Corp.(a)	759,354
1,196	Insulet Corp.(a)	301,739
6,083	Intuitive Surgical, Inc.(a)	3,137,611
41,065	Johnson & Johnson	6,418,870
21,872	Medtronic PLC ADR (Ireland)	1,853,871
2,505	ResMed, Inc.	592,658
2,358	Solventum Corp.(a)	155,911
1,676	Steris PLC ADR (Ireland)	376,664
5,858	Stryker Corp.	2,190,423
3,405	The Cooper Companys, Inc.(a)	278,086
3,395	Zimmer Biomet Holdings, Inc.	349,855
		20,969,820
	Plastics and Rubber Products Manufacturing — 0.2%
1,235	West Pharmaceutical Services, Inc.	260,943
	Professional, Scientific, and Technical Services — 1.0%
872	Charles River Laboratories International, Inc.(a)	103,436
1,397	IDEXX Laboratories, Inc.(a)	604,412
2,853	IQVIA Holdings, Inc.(a)	442,415
5,776	Moderna, Inc.(a)	164,847
		1,315,110
	TOTAL COMMON STOCKS (Cost $77,713,377)	$87,174,688

The accompanying notes are an integral part of these financial statements.

57

DIREXION DAILY HEALTHCARE BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 33.8%
	Money Market Funds — 33.8%
27,102,088	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$27,102,088
461,802	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	461,802
17,531,857	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	17,531,857
	TOTAL SHORT TERM INVESTMENTS (Cost $45,095,747)	$45,095,747
	TOTAL INVESTMENTS (Cost $122,809,124) — 99.3%(c)	$132,270,435
	Other Assets in Excess of Liabilities — 0.7%	989,121
	TOTAL NET ASSETS — 100.0%	$133,259,556

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $112,770,103.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	SOFR plus 0.80%	J.P. Morgan	12/16/2025	83,006	$116,334,908	$746,678
Total return of Health Care Select Sector Index	SOFR plus 0.75%	UBS Securities LLC	12/17/2025	70,000	98,766,926	(527,472)
Total return of Health Care Select Sector Index	SOFR plus 0.90%	Citibank N.A.	12/19/2025	21,973	30,680,539	125,062
Total return of Health Care Select Sector Index	SOFR plus 0.80%	Barclays	12/22/2025	45,252	63,750,657	155,348
					$309,533,030	$499,616

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

58

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 58.9%
	Building Material and Garden Equipment and Supplies Dealers — 5.7%
29,661	Lowe’s Companies, Inc.	$6,631,013
30,005	MasterBrand, Inc.(a)	364,561
18,569	The Home Depot, Inc.	6,693,939
		13,689,513
	Construction of Buildings — 33.5%
16,537	Beazer Homes USA, Inc.(a)	323,464
15,706	Century Communities, Inc.	856,605
163,487	D.R. Horton, Inc.	20,654,948
15,796	Dream Finders Home, Inc.(a)(b)	357,937
17,698	Green Brick Partners , Inc.(a)	1,044,005
2,667	Hovnanian Enterprises, Inc.(a)	258,166
40,004	KB Home	2,161,416
6,272	Lennar Corp.	648,337
134,610	Lennar Corp. Class A(b)	14,619,992
11,928	LGI Homes, Inc.(a)	651,388
15,682	M/I Homes, Inc.(a)	1,672,956
41,711	Meritage Homes Corp.	2,842,188
1,721	NVR, Inc.(a)	12,263,416
116,707	PulteGroup, Inc.	11,971,804
59,652	Taylor Morrison Home Corp.(a)	3,421,042
57,582	Toll Brothers, Inc.	5,808,296
53,950	TRI Pointe Group, Inc.(a)	1,658,962
		81,214,922
	Furniture and Related Product Manufacturing — 0.2%
3,555	American Woodmark Corp.(a)	209,745
9,794	La-Z-Boy, Inc.(b)	386,863
		596,608
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.9%
12,608	Arhaus, Inc.(a)(b)	99,099
5,342	Ethan Allen Interiors, Inc.	151,873
25,313	Floor & Decor Holdings, Inc. Class A(a)	1,808,361
		2,059,333
	Machinery Manufacturing — 0.2%
33,564	Hayward Holdings, Inc.(a)	447,408
	Management of Companies and Enterprises — 0.7%
33,916	AZEK Company, Inc.(a)	1,680,877
	Merchant Wholesalers, Durable Goods — 4.6%
27,167	Builders FirstSource, Inc.(a)	3,249,988
29,326	Fortune Brands Innovations, Inc.	1,578,325
9,313	Griffon Corp.	634,308
31,727	Leggett & Platt, Inc.	305,214
7,561	Lennox International, Inc.	4,133,977
12,367	Mohawk Industries, Inc.(a)	1,315,231
		11,217,043

The accompanying notes are an integral part of these financial statements.

59

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — 2.8%
19,360	The Sherwin Williams Co.	$6,832,531
	Nonmetallic Mineral Product Manufacturing — 2.0%
7,859	Eagle Materials, Inc.	1,779,199
20,250	Owens Corning	2,944,553
11,144	Quanex Building Products Corp.	183,207
		4,906,959
	Primary Metal Manufacturing — 0.2%
7,163	Gibraltar Industries, Inc.(a)	379,281
	Professional, Scientific, and Technical Services — 0.6%
9,953	Simpson Manufacturing Co., Inc.	1,529,676
	Specialty Trade Contractors — 3.0%
13,388	Installed Building Products, Inc.(b)	2,220,132
16,903	TopBuild Corp.(a)	4,999,231
		7,219,363
	Wood Product Manufacturing — 4.5%
4,619	Cavco Industries, Inc.(a)	2,281,093
30,375	Champion Homes, Inc.(a)	2,627,438
19,975	JELD-WEN Holding, Inc.(a)	110,262
50,041	Masco Corp.	3,032,985
25,292	Trex Company, Inc.(a)(b)	1,462,383
14,332	UFP Industries, Inc.	1,416,718
		10,930,879
	TOTAL COMMON STOCKS (Cost $158,962,136)	$142,704,393
	SHORT TERM INVESTMENTS — 57.0%
	Money Market Funds — 57.0%
76,198,771	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$76,198,771
14,446,150	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	14,446,150
9,610,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	9,610,000
37,946,688	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	37,946,688
	TOTAL SHORT TERM INVESTMENTS (Cost $138,201,609)	$138,201,609
	TOTAL INVESTMENTS (Cost $297,163,745) — 115.9%(e)	$280,906,002
	Liabilities in Excess of Other Assets — (15.9)%	(38,595,235)
	TOTAL NET ASSETS — 100.0%	$242,310,767

The accompanying notes are an integral part of these financial statements.

60

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $228,803,996.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Dow Jones U.S. Select Home Construction Index	SOFR plus 0.90%	BNP Paribas	12/5/2025	4,721	$85,544,476	$(7,885,914)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR plus 1.00%	Goldman Sachs	12/10/2025	3,372	65,372,260	(10,158,483)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR plus 0.72%	Bank of America Merrill Lynch	12/11/2025	7,276	120,780,396	(329,679)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR plus 0.75%	Citibank N.A.	12/19/2025	12,052	213,915,497	(15,654,573)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR plus 0.85%	Barclays	12/22/2025	7,779	131,510,201	(2,763,269)
					$ 617,122,830	$(36,791,918)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

61

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 67.8%
	Administrative and Support Services — 7.8%
430	Allegion PLC ADR (Ireland)	$59,856
2,013	Automatic Data Processing, Inc.	605,108
579	Broadridge Financial Solutions, Inc.	140,350
613	Equifax, Inc.	159,460
1,389	Rollins, Inc.	79,353
10,334	Uber Technologies, Inc.(a)	837,157
1,807	Waste Management, Inc.	421,681
		2,302,965
	Air Transportation — 1.1%
3,174	Delta Air Lines, Inc.	132,134
2,931	Southwest Airlines Co.(b)	81,951
1,627	United Continental Holdings, Inc.(a)	111,970
		326,055
	Apparel Manufacturing — 1.2%
1,698	Cintas Corp.	359,433
	Building Material and Garden Equipment and Supplies Dealers — 0.3%
260	Snap-on, Inc.	81,591
	Computer and Electronic Product Manufacturing — 6.7%
1,145	AMETEK, Inc.	194,169
1,687	Fortive Corp.	117,567
932	L3Harris Technologies, Inc.	205,059
672	Northrop Grumman Corp.	326,928
1,962	Otis Worldwide Corp.	188,882
6,589	RTX Corp.	831,070
1,223	Veralto Corp.	117,286
		1,980,961
	Couriers and Messengers — 2.0%
1,096	FedEx Corp.	230,521
3,619	United Parcel Service, Inc. Class B	344,891
		575,412
	Electrical Equipment, Appliance, and Component Manufacturing — 2.5%
584	A.O. Smith Corp.	39,630
358	Axon Enterprise, Inc.(a)	219,562
2,790	Emerson Electric Co.	293,257
295	Generac Holdings, Inc.(a)	33,742
559	Rockwell Automation, Inc.	138,453
		724,644
	Fabricated Metal Product Manufacturing — 0.4%
818	Pentair PLC ADR (Ireland)	74,217
763	Stanley Black & Decker, Inc.	45,795
		120,012

The accompanying notes are an integral part of these financial statements.

62

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 13.8%
3,994	Carrier Global Corp.	$249,785
2,364	Caterpillar, Inc.	731,114
680	Cummins, Inc.	199,811
1,254	Deere & Co.	581,304
5,310	General Electric Co.	1,070,178
374	IDEX Corp.	65,065
1,993	Ingersoll Rand, Inc.	150,332
268	Nordson Corp.	50,805
637	Parker Hannifin Corp.	385,423
1,110	Trane Technologies PLC ADR (Ireland)	425,474
1,202	Xylem, Inc.	144,925
		4,054,216
	Merchant Wholesalers, Durable Goods — 4.4%
569	Builders FirstSource, Inc.(a)	68,070
4,337	Copart, Inc.(a)	264,687
2,836	Fastenal Co.	229,631
265	Hubbell, Inc.	96,243
194	Huntington Ingalls Industries, Inc.	44,686
3,266	Johnson Controls International PLC ADR (Ireland)	274,017
159	Lennox International, Inc.	86,933
219	W.W. Grainger, Inc.	224,324
		1,288,591
	Merchant Wholesalers, Nondurable Goods — 1.1%
1,321	Illinois Tool Works, Inc.	316,921
	Miscellaneous Manufacturing — 1.9%
2,686	3M Co.	373,112
679	Dover Corp.	115,872
903	Textron, Inc.	63,544
		552,528
	National Security and International Affairs — 0.3%
649	Leidos Holdings, Inc.	95,520
	Primary Metal Manufacturing — 0.9%
2,004	Howmet Aerospace, Inc.	277,714
	Professional, Scientific, and Technical Services — 3.9%
1,955	Eaton Corporation PLC ADR (Ireland)	575,493
607	Jacobs Solutions, Inc.	75,147
1,586	Paychex, Inc.	233,332
233	Paycom Software, Inc.	52,749
699	Verisk Analytics, Inc. Class A	207,205
		1,143,926

The accompanying notes are an integral part of these financial statements.

63

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — 0.2%
787	Dayforce, Inc.(a)	$45,544
	Rail Transportation — 3.1%
9,539	CSX Corp.	267,760
2,990	Union Pacific Corp.	644,823
		912,583
	Rental and Leasing Services — 0.7%
323	United Rentals, Inc.	203,958
	Specialty Trade Contractors — 0.7%
730	Quanta Services, Inc.	213,664
	Support Activities for Transportation — 1.5%
587	C.H. Robinson Worldwide, Inc.	52,372
693	Expeditors International of Washington, Inc.	76,168
393	J.B. Hunt Transport Services, Inc.	51,318
1,120	Norfolk Southern Corp.	250,936
		430,794
	Transportation Equipment Manufacturing — 10.1%
3,711	Boeing Co.(a)	680,004
1,255	General Dynamics Corp.	341,511
3,217	Honeywell International, Inc.	677,178
1,036	Lockheed Martin Corp.	494,949
2,594	Paccar, Inc.	234,005
278	TransDigm Group, Inc.	392,833
845	Wabtec Corp.	156,105
		2,976,585
	Truck Transportation — 0.5%
929	Old Dominion Freight Line, Inc.	142,397
	Utilities — 1.7%
1,365	GE Vernova, Inc.	506,169
	Waste Management and Remediation Services — 0.9%
1,004	Republic Services, Inc.	251,753
	Wood Product Manufacturing — 0.1%
1,048	Masco Corp.	63,519
	TOTAL COMMON STOCKS (Cost $18,581,197)	$19,947,455

The accompanying notes are an integral part of these financial statements.

64

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 35.1%
	Money Market Funds — 35.1%
5,561,442	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)	$5,561,442
114	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	114
4,751,952	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	4,751,952
	TOTAL SHORT TERM INVESTMENTS (Cost $10,313,508)	$10,313,508
	TOTAL INVESTMENTS (Cost $28,894,705) — 102.9%(d)	$30,260,963
	Liabilities in Excess of Other Assets — (2.9)%	(850,834)
	TOTAL NET ASSETS — 100.0%	$29,410,129

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,691,296.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Industrials Select Sector Index	SOFR plus 0.78%	J.P. Morgan	12/16/2025	17,328	$23,493,895	$(753,217)
Total return of Industrials Select Sector Index	SOFR plus 0.75%	UBS Securities LLC	12/17/2025	11,431	15,325,107	(318,290)
Total return of Industrials Select Sector Index	SOFR plus 0.80%	Citibank N.A.	12/19/2025	12,385	16,159,728	92,653
Total return of Industrials Select Sector Index	SOFR plus 0.80%	Barclays	12/22/2025	10,412	13,339,151	416,167
					$68,317,881	$(562,687)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

65

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 69.8%
	Administrative and Support Services — 2.8%
11,440	Royalty Pharma PLC ADR (United Kingdom)	$375,461
	Ambulatory Health Care Services — 5.1%
3,147	Axsome Therapeutics, Inc.(a)	353,377
40,670	Viatris, Inc.	342,441
		695,818
	Chemical Manufacturing — 48.6%
9,368	Amphastar Pharmaceuticals, Inc.(a)	228,673
2,900	ANI Pharmaceuticals, Inc.(a)	205,378
6,283	Bristol-Myers Squibb Co.	315,406
5,869	Collegium Pharmaceutical, Inc.(a)(b)	158,434
6,832	Corcept Therapeutics, Inc.(a)	491,084
11,166	CorMedix, Inc.(a)	102,615
14,082	Edgewise Therapeutics, Inc.(a)	230,945
36,168	Elanco Animal Health, Inc.(a)	342,873
457	Eli Lilly & Co.	410,820
3,101	Enliven Therapeutics, Inc.(a)(b)	58,733
46,813	Esperion Therapeutics, Inc.(a)	46,785
8,513	Evolus, Inc.(a)	97,048
8,698	Harmony Biosciences Holdings, Inc.(a)	256,330
8,136	Innoviva, Inc.(a)	152,062
2,801	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	327,605
1,600	Ligand Pharmaceuticals, Inc.(a)	175,776
4,026	Merck & Co., Inc.	343,015
12,762	Ocular Therapeutix, Inc.(a)	105,925
25,053	Organon & Co.	323,935
11,634	Pacira BioSciences, Inc.(a)	312,955
13,675	Perrigo Co. PLC ADR (Ireland)	351,721
14,617	Pfizer, Inc.	356,801
2,473	Phibro Animal Health Corp.	46,023
4,278	Prestige Consumer Healthcare, Inc.(a)	347,502
6,260	Supernus Pharmaceuticals, Inc.(a)	203,325
15,185	Wave Life Sciences Ltd. ADR (Singapore)(a)	117,228
17,295	Xeris Biopharma Holdings, Inc.(a)	79,038
5,990	Zevra Therapeutics, Inc.(a)	43,907
2,324	Zoetis, Inc.	363,474
		6,595,416
	Merchant Wholesalers, Nondurable Goods — 3.8%
16,045	Amneal Pharmaceuticals, Inc.(a)	122,905
7,586	Tarsus Pharmaceuticals, Inc.(a)	393,789
		516,694
	Miscellaneous Manufacturing — 3.2%
11,027	EyePoint Pharmaceuticals, Inc.(a)	75,204
2,307	Johnson & Johnson	360,607
		435,811

The accompanying notes are an integral part of these financial statements.

66

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — 5.0%
28,948	Arvinas, Inc.(a)	$278,480
6,901	Harrow, Inc.(a)	170,938
11,331	Liquidia Corp.(a)	158,294
10,099	Omeros Corp.(a)(b)	74,227
		681,939
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.6%
36,489	Nuvation Bio, Inc.(a)	82,100
	Support Activities for Mining — 0.7%
15,877	Mind Medicine MindMed, Inc. ADR (Canada)(a)(b)	101,454
	TOTAL COMMON STOCKS (Cost $8,829,954)	$9,484,693
	SHORT TERM INVESTMENTS — 36.2%
	Money Market Funds — 36.2%
1,969,306	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$1,969,306
1,100,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	1,100,000
1,843,384	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	1,843,384
	TOTAL SHORT TERM INVESTMENTS (Cost $4,912,690)	$4,912,690
	TOTAL INVESTMENTS (Cost $13,742,644) — 106.0%(e)	$14,397,383
	Liabilities in Excess of Other Assets — (6.0)%	(813,076)
	TOTAL NET ASSETS — 100.0%	$13,584,307

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,945,714.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

67

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Pharmaceuticals Select Industry Index	SOFR plus 0.75%	UBS Securities LLC	12/17/2025	2,548	$12,283,757	$(349,907)
Total return of S&P Pharmaceuticals Select Industry Index	SOFR plus 0.85%	Citibank N.A.	12/19/2025	1,943	9,641,419	(587,801)
Total return of S&P Pharmaceuticals Select Industry Index	SOFR plus 0.73%	Barclays	12/22/2025	2,114	9,500,142	486,182
					$31,425,318	$(451,526)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

68

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 73.7%
	Accommodation — 0.7%
28,268	Host Hotels & Resorts, Inc.	$399,144
	Administrative and Support Services — 1.8%
11,885	Iron Mountain, Inc.	1,065,728
	Professional, Scientific, and Technical Services — 2.1%
8,571	Extra Space Storage, Inc.	1,255,823
	Real Estate — 59.3%
6,231	Alexandria Real Estate Equities, Inc.	452,745
18,902	American Tower Corp.	4,260,700
5,747	AvalonBay Communities, Inc.	1,206,755
5,888	BXP, Inc.	375,242
4,312	Camden Property Trust	490,706
11,954	CBRE Group, Inc. Class A(a)	1,460,540
17,581	Crown Castle, Inc.	1,859,367
12,798	Digital Realty Trust, Inc.	2,054,591
13,820	Equity Residential	970,993
2,602	Essex Property Trust, Inc.	726,348
3,122	Federal Realty Investment Trust	293,530
28,293	Healthpeak Properties, Inc.	504,747
23,043	Invitation Homes, Inc.	787,840
27,478	Kimco Realty Corp.	549,011
4,725	Mid-America Apartment Communities, Inc.	754,346
37,486	Prologis, Inc.	3,831,069
6,371	Public Storage	1,914,040
35,391	Realty Income Corp.	2,047,723
6,601	Regency Centers Corp.	476,460
12,402	Simon Property Group, Inc.	1,951,827
12,174	UDR, Inc.	509,847
17,680	Ventas, Inc.	1,239,014
42,636	VICI Properties, Inc.	1,365,205
24,637	Welltower, Inc.	3,759,360
29,343	Weyerhaeuser Co.	760,277
		34,602,283
	Telecommunications — 7.6%
3,938	Equinix, Inc.	3,389,633
4,350	SBA Communications Corp.	1,058,790
		4,448,423
	Web Search Portals, Libraries, Archives, and Other Information Services — 2.2%
17,046	CoStar Group, Inc.(a)	1,264,302
	TOTAL COMMON STOCKS (Cost $44,036,119)	$ 43,035,703

The accompanying notes are an integral part of these financial statements.

69

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 28.5%
	Money Market Funds — 28.5%
9,690,517	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$9,690,517
6,928,475	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	6,928,475
	TOTAL SHORT TERM INVESTMENTS (Cost $16,618,992)	$16,618,992
	TOTAL INVESTMENTS (Cost $60,655,111) — 102.2%(c)	$59,654,695
	Liabilities in Excess of Other Assets — (2.2)%	(1,276,730)
	TOTAL NET ASSETS — 100.0%	$58,377,965

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,280,062.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Real Estate Select Sector Index	SOFR plus 1.05%	Bank of America Merrill Lynch	12/11/2025	93,938	$19,148,418	$(123,953)
Total return of Real Estate Select Sector Index	SOFR plus 0.80%	J.P. Morgan	12/16/2025	400,400	82,144,402	(1,327,458)
Total return of Real Estate Select Sector Index	SOFR plus 0.35%	UBS Securities LLC	12/17/2025	156,560	30,386,420	1,352,007
					$131,679,240	$(99,404)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

70

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.3%
	Money Market Funds — 103.3%
20,359,832	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$20,359,832
27,696,008	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	27,696,008
	TOTAL SHORT TERM INVESTMENTS (Cost $48,055,840)(b)	$ 48,055,840
	TOTAL INVESTMENTS (Cost $48,055,840) — 103.3%	$48,055,840
	Liabilities in Excess of Other Assets — (3.3)%	(1,537,356)
	TOTAL NET ASSETS — 100.0%	$ 46,518,484

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,224,552.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.85%	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2025	281,668	$55,841,648	$(1,180,532)
SOFR plus 0.60%	Total return of Real Estate Select Sector Index	J.P. Morgan	12/16/2025	305,308	63,916,230	2,329,813
SOFR plus 0.02%	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2025	100,669	20,465,395	89,952
					$140,223,273	$1,239,233

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

71

DIREXION DAILY REGIONAL BANKS BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 67.8%
	Credit Intermediation and Related Activities — 60.5%
9,957	1st Source Corp.	$596,922
31,368	Amalgamated Financial Corp.	883,323
28,714	Amerant Bancorp, Inc.	483,544
56,134	Ameris Bancorp	3,289,452
222,517	Associated Banc-Corp.	4,908,725
134,336	Atlantic Union Bankshares Corp.	3,721,107
57,806	Axos Financial, Inc.(a)	3,669,525
14,528	BancFirst Corp.	1,711,689
50,234	Bank of Hawaii Corp.	3,320,970
167,085	Bank OZK(b)	7,117,821
103,571	BankUnited, Inc.	3,387,807
31,972	Banner Corp.	1,954,768
55,666	Berkshire Hills Bancorp, Inc.	1,382,187
20,023	BOK Financial Corp.	1,865,543
83,339	Brookline Bancorp, Inc.	870,059
162,665	Cadence Bank	4,759,578
10,051	Camden National Corp.	387,165
101,483	Capitol Federal Financial, Inc.	575,409
49,104	Cathay General Bancorp	2,047,146
269,992	Citizens Financial Group, Inc.	9,960,005
7,134	City Holding Co.(b)	826,617
14,796	Coastal Financial Corp.(a)	1,215,491
212,530	Columbia Banking System, Inc.(b)	4,764,923
73,877	Commerce Bancshares, Inc.	4,487,289
29,989	Community Bank System, Inc.	1,637,100
8,543	Community Trust Bancorp, Inc.	418,265
27,081	ConnectOne Bancorp, Inc.	610,135
41,715	Customers Bancorp, Inc.(a)	2,085,750
120,924	CVB Financial Corp.	2,241,931
42,985	Dime Community Bancshares, Inc.	1,104,285
42,822	Eagle Bancorp, Inc.	768,655
127,899	East West Bancorp, Inc.	10,941,759
140,126	Eastern Bankshares, Inc.	2,090,680
22,271	Enterprise Financial Services Corp.	1,158,537
357,053	F.N.B. Corp.	4,673,824
23,534	FB Financial Corp.	1,001,607
24,872	First Bancorp	1,006,321
137,669	First BanCorp ADR	2,703,819
45,588	First Busey Corp.	947,775
83,496	First Commonwealth Financial Corp.	1,279,159
56,207	First Financial Bancorp	1,301,192
65,758	First Financial Bankshares, Inc.	2,203,551
6,779	First Financial Corp.	334,883
98,436	First Hawaiian, Inc.	2,250,247
583,370	First Horizon National Corp.	10,547,330
31,944	First Merchants Corp.	1,138,484

The accompanying notes are an integral part of these financial statements.

72

DIREXION DAILY REGIONAL BANKS BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
659,353	Flagstar Financial, Inc.	$7,721,024
42,233	Flushing Financial Corp.	505,529
166,208	Fulton Financial Corp.	2,772,349
4,477	Great Southern Bancorp, Inc.	246,235
88,589	Hancock Whitney Corp.	4,614,601
28,794	Hanmi Financial Corp. Class A	658,519
22,497	HarborOne Bancorp, Inc.	254,666
47,718	Heritage Commerce Corp.	431,371
25,599	Heritage Financial Corp.	584,169
50,466	Hilltop Holdings, Inc.	1,490,261
93,144	Hope Bancorp, Inc.	928,646
21,457	Horizon Bancorp, Inc.	314,989
750,965	Huntington Bancshares, Inc.	10,911,521
35,628	Independent Bank Corp. (Massachusetts)	2,105,259
16,216	Independent Bank Corp. (Michigan)	493,939
34,820	International Bancshares Corp.	2,125,413
46,285	Kearny Financial Corp.	289,744
16,197	Lakeland Financial Corp.	901,687
32,721	Live Oak Bancshares, Inc.	855,327
63,500	M&T Bank Corp.	10,779,760
9,737	Mercantile Bank Corp.	411,972
26,889	Meta Financial Group, Inc.	2,134,180
13,988	Midland States Bancorp, Inc.	227,725
28,569	NBT Bancorp, Inc.(b)	1,209,611
6,735	Nicolet Bankshares, Inc.	786,715
6,629	Northeast Bank	549,014
24,599	Northfield Bancorp, Inc.	259,519
40,964	OceanFirst Financial Corp.	678,364
47,698	OFG Bancorp ADR	1,876,916
398,667	Old National Bancorp	8,208,554
33,955	Old Second Bancorp, Inc.	536,149
21,635	Origin Bancorp, Inc.	693,185
16,504	Orrstown Financial Services, Inc.	494,625
78,872	Pacific Premier Bancorp, Inc.	1,604,257
7,667	Park National Corp.	1,150,817
12,030	Peapack-Gladstone Financial Corp.	332,990
18,706	Peoples Bancorp, Inc.	542,661
73,558	Pinnacle Financial Partners, Inc.	7,373,454
70,947	Popular, Inc. ADR	6,769,763
11,962	Preferred Bank	955,285
71,188	Prosperity Bancshares, Inc.	4,833,665
83,344	Provident Financial Services, Inc.	1,364,341
518,828	Regions Financial Corp.	10,589,279
72,015	Renasant Corp.	2,309,521
22,772	S&T Bancorp, Inc.	829,812

The accompanying notes are an integral part of these financial statements.

73

DIREXION DAILY REGIONAL BANKS BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
53,807	Seacoast Banking Corp. of Florida	$1,275,764
80,744	Simmons First National Corp.	1,506,683
15,291	Southside Bancshares, Inc.	431,053
21,422	Stellar Bancorp, Inc.	534,693
197,724	Synovus Financial Corp.	8,565,404
59,852	Texas Capital Bancshares, Inc.(a)	4,078,914
39,439	TFS Financial Corp.	511,129
58,549	The Bancorp, Inc.(a)	2,828,502
1,841	The Hingham Institution for Savings(b)	459,440
7,127	Tompkins Financial Corp.	424,769
29,941	Towne Bank	986,556
15,307	TriCo Bancshares	590,544
23,526	Triumph Financial, Inc.(a)	1,256,759
274,260	Truist Financial Corp.	10,515,128
13,283	TrustCo Bank Corp. NY	404,467
39,678	Trustmark Corp.	1,331,197
77,725	UMB Financial Corp.	7,350,453
80,920	United Bankshares, Inc.	2,774,747
89,546	United Community Banks, Inc.	2,472,365
14,528	Univest Financial Corp.	429,157
1,137,059	Valley National Bancorp	9,778,707
70,243	WaFd, Inc.	2,004,033
26,458	Washington Trust Bancorp, Inc.	730,241
134,681	Webster Financial Corp.	6,370,411
66,732	WesBanco, Inc.	1,987,279
15,394	Westamerica Bancorp	745,531
144,150	Western Alliance Bancorp	10,048,697
66,758	Wintrust Financial Corp.	7,421,487
38,883	WSFS Financial Corp.	2,004,419
201,085	Zions Bancorp	9,042,792
		325,201,058
	Management of Companies and Enterprises — 7.2%
285,174	Banc of California, Inc.	3,844,146
17,232	Byline Bancorp, Inc.	440,105
25,712	Central Pacific Financial Corp.	660,541
12,464	Colombia Financial, Inc.(a)	167,890
57,095	Cullen/Frost Bankers, Inc.	6,649,855
8,940	Esquire Financial Holdings, Inc.	741,305
75,715	First Foundation, Inc.	380,089
87,582	First Interstate BancSystem, Inc.	2,294,210
87,608	Glacier Bancorp, Inc.	3,570,902
138,882	Home Bancshares, Inc.	3,853,976
11,791	Metropolitan Bank Holding Corp.(a)	730,217
26,437	National Bank Holdings Corp.	955,962
29,541	NB Bancorp, Inc.(a)	506,628

The accompanying notes are an integral part of these financial statements.

74

DIREXION DAILY REGIONAL BANKS BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Management of Companies and Enterprises — (Continued)
94,221	Northwest Bancshares, Inc.	$1,163,629
31,828	ServisFirst Bancshares, Inc.	2,266,790
91,719	South State Corp.	7,959,375
15,158	Stock Yards Bancorp, Inc.	1,103,351
56,137	Veritex Holdings, Inc.	1,306,869
		38,595,840
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.1%
11,442	QCR Holdings, Inc.	743,158
	TOTAL COMMON STOCKS (Cost $361,979,068)	$364,540,056
	SHORT TERM INVESTMENTS — 57.4%
	Money Market Funds — 57.4%
77,950,453	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$77,950,453
73,231,332	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	73,231,332
50,907,384	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	50,907,384
106,476,918	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	106,476,918
	TOTAL SHORT TERM INVESTMENTS (Cost $308,566,087)	$308,566,087
	TOTAL INVESTMENTS (Cost $670,545,155) — 125.2%(e)	$673,106,143
	Liabilities in Excess of Other Assets — (25.2)%	(135,501,480)
	TOTAL NET ASSETS — 100.0%	$537,604,663

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $532,104,634.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

75

DIREXION DAILY REGIONAL BANKS BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	SOFR plus 1.00%	Goldman Sachs	12/10/2025	80,000	$149,221,882	$(14,343,489)
Total return of S&P Regional Banks Select Industry Index	SOFR plus 0.88%	Bank of America Merrill Lynch	12/11/2025	122,175	243,161,430	(37,340,144)
Total return of S&P Regional Banks Select Industry Index	SOFR plus 0.60%	Societe Generale	12/12/2025	65,000	132,368,599	(23,046,537)
Total return of S&P Regional Banks Select Industry Index	SOFR plus 0.95%	J.P. Morgan	12/16/2025	90,000	181,635,463	(30,358,276)
Total return of S&P Regional Banks Select Industry Index	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	80,000	159,177,600	(24,565,092)
Total return of S&P Regional Banks Select Industry Index	SOFR plus 0.90%	Citibank N.A.	12/19/2025	100,000	165,761,146	4,198,893
Total return of S&P Regional Banks Select Industry Index	SOFR plus 0.88%	Barclays	12/22/2025	195,655	320,618,667	12,204,119
					$1,351,944,787	$(113,250,526)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

76

DIREXION DAILY RETAIL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 62.2%
	Administrative and Support Services — 0.7%
12,315	Revolve Group, Inc.(a)	$244,822
	Building Material and Garden Equipment and Supplies Dealers — 0.8%
5,642	Tractor Supply Co.	285,598
	Clothing, Clothing Accessories, Shoe, and JewelryRetailers — 15.1%
3,862	Abercrombie & Fitch Co. Class A(a)	268,100
6,584	Academy Sports & Outdoors, Inc.	248,085
25,812	American Eagle Outfitters, Inc.	271,800
10,091	Bath & Body Works, Inc.	307,876
2,885	Boot Barn Holdings, Inc.(a)	301,021
16,789	Caleres, Inc.(b)	255,864
18,886	Foot Locker, Inc.(a)(b)	231,731
14,055	Gap, Inc.	307,805
8,482	Genesco, Inc.(a)	164,551
12,212	Nordstrom, Inc.	294,798
2,335	Ross Stores, Inc.	324,565
8,668	Shoe Carnival, Inc.	150,650
6,103	Signet Jewelers Ltd. ADR(b)	361,908
58,968	Stitch Fix, Inc.(a)	192,825
8,179	The Buckle, Inc.	284,302
50,437	The RealReal, Inc.(a)	292,535
2,563	TJX Companies, Inc.	329,807
5,577	Urban Outfitters, Inc.(a)	294,354
17,202	Victoria’s Secret & Co.(a)	323,398
		5,205,975
	Food and Beverage Retailers — 5.3%
14,175	Albertsons Companies, Inc. Class A	311,566
24,106	Grocery Outlet Holding Corp.(a)	404,740
3,857	Ingles Markets, Inc.	237,938
4,548	Kroger Co.	328,411
2,150	Sprouts Farmers Market, Inc.(a)	367,650
1,942	Weis Markets, Inc.	166,993
		1,817,298
	Food Services and Drinking Places — 1.0%
736	Casey’s General Stores, Inc.	340,466
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 1.9%
4,069	Best Buy Co., Inc.	271,362
13,439	GameStop Corp. Class A(a)(b)	374,410
		645,772
	General Merchandise Retailers — 14.0%
1,487	Amazon.com, Inc.(a)	274,233
2,720	BJ’s Wholesale Club Holdings, Inc.(a)	319,763
1,214	Burlington Stores, Inc.(a)	273,199

The accompanying notes are an integral part of these financial statements.

77

DIREXION DAILY RETAIL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	General Merchandise Retailers — (Continued)
319	Costco Wholesale Corp.	$317,245
813	Dillard’s, Inc. Class A(b)	281,835
3,949	Dollar General Corp.	369,982
4,774	Dollar Tree, Inc.(a)	390,370
4,536	eBay, Inc.(b)	309,174
6,576	Etsy, Inc.(a)	285,924
4,012	Five Below, Inc.(a)	304,471
34,327	Kohl’s Corp.(b)	229,991
21,227	Macy’s, Inc.	242,412
3,542	PriceSmart, Inc.	359,478
2,756	Target Corp.	266,505
3,469	Walmart, Inc.	337,360
740	Winmark Corp.	266,407
		4,828,349
	Health and Personal Care Retailers — 3.3%
32,544	Sally Beauty Holdings, Inc.(a)	264,908
897	Ulta Beauty, Inc.(a)	354,889
26,388	Walgreens Boots Alliance, Inc.	289,476
14,444	Warby Parker, Inc.(a)	238,471
		1,147,744
	Merchant Wholesalers, Durable Goods — 0.4%
2,630	America’s Car-Mart, Inc.(a)	124,714
	Miscellaneous Manufacturing — 0.9%
24,815	National Vision Holdings, Inc.(a)	306,465
	Motor Vehicle and Parts Dealers — 10.1%
7,864	Advance Auto Parts, Inc.(b)	257,310
1,215	Asbury Automotive Group, Inc.(a)	265,040
1,784	AutoNation, Inc.(a)	310,684
81	AutoZone, Inc.(a)	304,771
4,073	CarMax, Inc.(a)	263,401
1,648	Carvana Co.(a)	402,689
689	Group 1 Automotive, Inc.	278,101
8,695	MarineMax, Inc.(a)	186,595
652	Murphy USA, Inc.	325,068
225	O’Reilly Automotive, Inc.(a)	318,420
1,877	Penske Automotive Group, Inc.	292,192
4,598	Sonic Automotive, Inc.	279,190
		3,483,461
	Printing and Related Support Activities — 0.2%
18,827	Arko Corp.(b)	75,779
	Rental and Leasing Services — 0.7%
12,134	Upbound Group, Inc.	241,467

The accompanying notes are an integral part of these financial statements.

78

DIREXION DAILY RETAIL BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Repair and Maintenance — 0.9%
8,551	Valvoline, Inc.(a)	$292,957
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 5.2%
6,580	Build-A-Bear Workshop, Inc.	232,142
17,985	Camping World Holdings, Inc.	216,899
8,886	Chewy, Inc. Class A(a)	333,225
1,516	Dick’s Sporting Goods, Inc.	284,614
15,711	Monro, Inc.	219,011
2,886	Ollie’s Bargain Outlet Holdings, Inc.(a)	306,234
13,885	The ODP Corp.(a)	189,947
		1,782,072
	Truck Transportation — 1.7%
990	Lithia Motors, Inc. Class A	289,832
7,619	Maplebear, Inc.(a)	303,923
		593,755
	TOTAL COMMON STOCKS (Cost $20,008,034)	$21,416,694
	SHORT TERM INVESTMENTS — 48.3%
	Money Market Funds — 48.3%
11,035,816	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$11,035,816
1,940,069	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	1,940,069
3,657,474	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	3,657,474
	TOTAL SHORT TERM INVESTMENTS (Cost $16,633,359)	$16,633,359
	TOTAL INVESTMENTS (Cost $36,641,393) — 110.5%(e)	$38,050,053
	Liabilities in Excess of Other Assets — (10.5)%	(3,602,762)
	TOTAL NET ASSETS — 100.0%	$34,447,291

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,988,265.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

79

DIREXION DAILY RETAIL BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	SOFR plus 0.75%	J.P. Morgan	12/16/2025	1,426	$11,794,234	$(1,531,998)
Total return of S&P Retail Select Industry® Index	SOFR plus 0.65%	UBS Securities LLC	12/17/2025	7,148	50,719,938	1,204,114
Total return of S&P Retail Select Industry® Index	SOFR plus 0.80%	Citibank N.A.	12/19/2025	1,032	8,723,630	(1,316,107)
Total return of S&P Retail Select Industry® Index	SOFR plus 0.73%	Barclays	12/22/2025	1,636	11,998,728	(122,723)
					$83,236,530	$(1,766,714)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

80

DIREXION DAILY S&P 500® HIGH BETA BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 57.0%
	Accommodation — 1.0%
1,844	Airbnb, Inc. Class A(a)	$224,821
7,014	MGM Resorts International(a)(b)	220,660
		445,481
	Administrative and Support Services — 1.4%
429	Gartner, Inc.(a)	180,643
1,058	Royal Caribbean Cruises Ltd. ADR (Liberia)	227,375
2,886	Uber Technologies, Inc.(a)	233,795
		641,813
	Air Transportation — 0.3%
2,308	United Continental Holdings, Inc.(a)	158,837
	Apparel Manufacturing — 0.9%
2,045	Deckers Outdoor Corp.(a)	226,647
792	Ralph Lauren Corp.	178,161
		404,808
	Chemical Manufacturing — 0.6%
4,489	Albemarle Corp.	262,831
	Computer and Electronic Product Manufacturing — 19.3%
3,894	Advanced Micro Devices, Inc.(a)	379,081
1,333	Alphabet, Inc. Class C	214,466
4,659	Amphenol Corp. Class A	358,510
1,548	Analog Devices, Inc.	301,736
4,282	Arista Networks, Inc.(a)	352,280
2,207	Broadcom, Inc.	424,781
3,774	Dell Technologies, Inc.	346,302
3,698	Enphase Energy, Inc.(a)	164,894
18,452	Intel Corp.	370,885
1,628	Jabil Circuit, Inc.	238,600
1,584	Keysight Technologies, Inc.(a)	230,314
5,330	Lam Research Corp.	382,001
6,195	Microchip Technology, Inc.	285,466
4,889	Micron Technology, Inc.	376,209
764	Monolithic Power Systems, Inc.	453,128
2,280	NetApp, Inc.	204,630
4,333	NVIDIA Corp.	471,950
1,508	NXP Semiconductors NV ADR (Netherlands)	277,939
8,261	ON Semiconductor Corp.(a)	327,962
1,306	Palto Alto Networks, Inc.(a)	244,131
2,196	Qualcomm, Inc.	326,018
2,455	Seagate Technology Holdings PLC ADR (Ireland)	223,479
4,498	Skyworks Solutions, Inc.	289,131
15,068	Super Micro Computer, Inc.(a)	480,066
3,976	Teradyne, Inc.	295,059
1,432	Texas Instruments, Inc.(b)	229,192

The accompanying notes are an integral part of these financial statements.

81

DIREXION DAILY S&P 500® HIGH BETA BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
3,377	Trimble, Inc.(a)	$209,847
5,145	Western Digital Corp.(a)	225,660
706	Zebra Technologies Corp. Class A(a)	176,726
		8,860,443
	Credit Intermediation and Related Activities — 1.7%
1,122	Capital One Financial Corp.	202,252
2,863	Citigroup, Inc.	195,772
13,448	KeyCorp	199,568
3,840	Synchrony Financial	199,488
		797,080
	Electrical Equipment, Appliance, and Component Manufacturing — 1.3%
1,860	Emerson Electric Co.	195,505
1,424	Generac Holdings, Inc.(a)	162,877
864	Rockwell Automation, Inc.	213,995
		572,377
	Food Manufacturing — 0.5%
3,955	Lamb Weston Holdings, Inc.	208,863
	Funds, Trusts, and Other Financial Vehicles - 0.4%
2,094	T. Rowe Price Group, Inc.	185,424
	General Merchandise Retailers — 0.5%
1,303	Amazon.com, Inc.(a)	240,299
	Machinery Manufacturing — 3.7%
2,417	Applied Materials, Inc.	364,266
3,873	Carrier Global Corp.	242,218
671	Caterpillar, Inc.	207,520
1,172	General Electric Co.	236,205
2,669	Ingersoll Rand, Inc.	201,323
388	Parker Hannifin Corp.	234,763
597	Trane Technologies PLC ADR (Ireland)	228,836
		1,715,131
	Management of Companies and Enterprises — 0.4%
11,444	Norwegian Cruise Line Holdings Ltd. ADR(a)	183,447
	Merchant Wholesalers, Durable Goods — 3.0%
1,882	Builders FirstSource, Inc.(a)	225,144
795	Hubbell, Inc.	288,728
2,723	Johnson Controls International PLC ADR (Ireland)	228,460
579	KLA-Tencor Corp.	406,857
404	Lennox International, Inc.	220,887
		1,370,076
	Mining (except Oil and Gas) — 0.5%
5,769	Freeport-McMoRan Copper & Gold, Inc.	207,857

The accompanying notes are an integral part of these financial statements.

82

DIREXION DAILY S&P 500® HIGH BETA BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — 0.5%
1,305	Align Technology, Inc.(a)	$226,156
	Motion Picture and Sound Recording Industries — 0.6%
227	Netflix, Inc.(a)	256,900
	Performing Arts, Spectator Sports, and Related Industries — 0.5%
8,838	Caesars Entertainment, Inc.(a)	239,156
	Primary Metal Manufacturing — 0.6%
2,036	Howmet Aerospace, Inc.	282,149
	Professional, Scientific, and Technical Services — 4.3%
1,702	Charles River Laboratories International, Inc.(a)	201,891
1,094	Eaton Corporation PLC ADR (Ireland)	322,041
398	Meta Platforms, Inc.	218,502
8,951	Moderna, Inc.(a)	255,461
1,830	Oracle Corp.	257,518
3,939	Palantir Technologies, Inc.(a)	466,535
279	ServiceNow, Inc.(a)	266,448
		1,988,396
	Publishing Industries — 6.8%
492	Adobe, Inc.(a)	184,490
713	Ansys, Inc.(a)	229,501
871	Autodesk, Inc.(a)	238,872
1,283	Cadence Design Systems, Inc.(a)	382,000
869	CrowdStrike Holdings, Inc.(a)	372,688
3,353	Dayforce, Inc.(a)	194,038
133	Fair Isaac Corp.(a)	264,628
13,167	Hewlett Packard Enterprise Co.	213,569
390	Intuit, Inc.	244,713
576	Microsoft Corp.	227,670
792	Salesforce, Inc.	212,818
810	Synopsys, Inc.(a)	371,798
		3,136,785
	Real Estate — 0.4%
3,078	BXP, Inc.	196,161
	Rental and Leasing Services — 0.6%
414	United Rentals, Inc.	261,420
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.9%
1,933	Apollo Global Management, Inc.	263,816
369	Goldman Sachs Group, Inc.	202,046
13,584	Invesco Ltd. ADR	189,225
2,422	KKR & Co., Inc.	276,762
1,603	Morgan Stanley	185,018

The accompanying notes are an integral part of these financial statements.

83

DIREXION DAILY S&P 500® HIGH BETA BULL 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
1,681	The Blackstone Group, Inc.	$221,405
		1,338,272
	Specialty Trade Contractors — 0.7%
1,163	Quanta Services, Inc.	340,398
	Transportation Equipment Manufacturing — 0.9%
1,473	Tesla, Inc.(a)	415,622
	Utilities — 2.3%
985	Constellation Energy Corp.	220,088
2,474	NRG Energy, Inc.	271,101
165	Texas Pacific Land Corp.	212,664
2,743	Vistra Corp.	355,575
		1,059,428
	Water Transportation — 0.4%
10,688	Carnival Corp. ADR (Panama)(a)	196,018
	TOTAL COMMON STOCKS (Cost $23,494,480)	$26,191,628
	SHORT TERM INVESTMENTS — 49.0%
	Money Market Funds — 49.0%
13,500,934	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)	$13,500,934
22,042	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	22,042
1,670,398	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	1,670,398
7,310,607	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	7,310,607
	TOTAL SHORT TERM INVESTMENTS (Cost $22,503,981)	$22,503,981
	TOTAL INVESTMENTS (Cost $45,998,461) — 106.0%(e)	$48,695,609
	Liabilities in Excess of Other Assets — (6.0)%	(2,758,868)
	TOTAL NET ASSETS — 100.0%	$45,936,741

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,218,856.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

84

DIREXION DAILY S&P 500® HIGH BETA BULL 3X SHARES
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	SOFR plus 0.80%	J.P. Morgan	12/16/2025	386	$8,490,715	$(1,421,324)
Total return of S&P 500® High Beta Index	SOFR plus 0.35%	UBS Securities LLC	12/17/2025	2,240	41,113,602	636,522
Total return of S&P 500® High Beta Index	SOFR plus 0.77%	Citibank N.A.	12/19/2025	2,774	49,916,304	1,706,774
Total return of S&P 500® High Beta Index	SOFR plus 0.75%	Barclays	12/22/2025	574	12,149,529	(1,549,280)
					$111,670,150	$(627,308)

SOFR -Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

85

DIREXION DAILY S&P 500® HIGH BETA BEAR 3X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 112.7%
	Money Market Funds — 112.7%
12,373,363	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$12,373,363
2,740,489	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	2,740,489
12,370,710	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	12,370,710
	TOTAL SHORT TERM INVESTMENTS (Cost $27,484,562)(b)	$ 27,484,562
	TOTAL INVESTMENTS (Cost $27,484,562) — 112.7%	$27,484,562
	Liabilities in Excess of Other Assets — (12.7)%	(3,096,244)
	TOTAL NET ASSETS — 100.0%	$ 24,388,318

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,146,620.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.20%	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2025	296	$6,563,519	$1,129,529
SOFR plus 0.59%	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2025	544	12,054,964	2,047,367
SOFR plus 0.03%	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2025	678	11,942,015	(699,981)
SOFR plus 0.57%	Total return of S&P 500® High Beta Index	Citibank N.A.	12/19/2025	1,602	26,888,401	(3,005,332)
SOFR plus 0.53%	Total return of S&P 500® High Beta Index	Barclays	12/22/2025	796	17,211,331	2,495,700
					$ 74,660,230	$1,967,283

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

86

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 63.7%
	Ambulatory Health Care Services — 2.7%
67,122	ARS Pharmaceuticals, Inc.(a)(b)	$937,694
88,507	CareDx, Inc.(a)	1,493,998
49,296	Keros Therapeutics, Inc.(a)	711,834
66,662	Natera, Inc.(a)	10,061,296
98,871	Veracyte, Inc.(a)	3,015,566
		16,220,388
	Apparel Manufacturing — 0.0%(†)
173,858	Sana Biotechnology, Inc.(a)(b)	330,330
	Chemical Manufacturing — 48.1%
122,291	89bio, Inc.(a)	980,774
45,412	AbbVie, Inc.	8,859,881
178,458	Acadia Pharmaceuticals Inc.(a)	2,605,487
198,999	ADMA Biologics, Inc.(a)	4,736,176
83,424	Agios Pharmaceuticals, Inc.(a)	2,476,859
184,119	Akebia Therapeutics, Inc.(a)	443,727
134,049	Alkermes PLC ADR (Ireland)(a)	3,856,590
39,714	Alnylam Pharmaceuticals, Inc.(a)	10,454,313
128,021	Altimmune, Inc.(a)(b)	672,110
30,818	Amgen, Inc.	8,965,573
226,108	Amicus Therapeutics, Inc.(a)	1,736,509
73,832	Arbutus Biopharma Corp. ADR (Canada)(a)(b)	262,104
52,127	Arcellx, Inc.(a)	3,385,649
44,090	Arcturus Therapeutics Holdings, Inc.(a)	564,793
100,085	Arcus Biosciences, Inc.(a)	875,744
142,899	Arcutis Biotherapeutics, Inc.(a)	2,130,624
171,775	Arrowhead Pharmaceuticals, Inc.(a)	2,385,955
129,046	Avidity Biosciences, Inc.(a)	4,213,352
106,817	Beam Therapeutics, Inc.(a)(b)	2,128,863
225,721	BioCryst Pharmaceuticals, Inc.(a)	1,997,631
68,686	Biogen, Inc.(a)	8,316,501
106,652	Biohaven Ltd. ADR(a)	2,359,142
116,685	BioMarin Pharmaceutical, Inc.(a)	7,431,668
88,501	Blueprint Medicines Corp.(a)	7,920,839
180,099	BridgeBio Pharma, Inc.(a)(b)	6,908,598
73,957	Capricor Therapeutics, Inc.(a)(b)	939,254
93,291	Catalyst Pharmaceuticals, Inc.(a)	2,266,038
96,519	Celldex Therapeutics, Inc.(a)	2,010,491
149,401	Cogent Biosciences, Inc.(a)	778,379
90,997	Crinetics Pharmaceuticals, Inc.(a)	3,038,390
115,058	Denali Therapeutics, Inc.(a)	1,915,716
21,270	Dianthus Therapeutics, Inc.(a)(b)	464,749
99,001	Emergent BioSolutions Inc.(a)	528,665
207,786	Exact Sciences Corp.(a)	9,483,353
785,552	Geron Corp.(a)	1,107,628
84,490	Gilead Sciences, Inc.	9,001,565

The accompanying notes are an integral part of these financial statements.

87

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
54,260	GRAIL, Inc.(a)(b)	$1,871,699
99,006	Halozyme Therapeutics, Inc.(a)	6,080,949
164,844	Humacyte, Inc.(a)(b)	239,024
289,191	ImmunityBio, Inc.(a)(b)	725,869
91,306	Immunome, Inc.(a)(b)	802,580
142,191	Incyte Corp.(a)	8,909,688
130,078	Insmed, Inc.(a)	9,365,616
160,461	Intellia Therapeutics, Inc.(a)	1,423,289
157,038	Ionis Pharmaceuticals, Inc.(a)	4,822,637
50,153	Janux Therapeutics, Inc.(a)	1,665,080
23,404	KalVista Pharmaceuticals, Inc.(a)(b)	322,273
21,538	Krystal Biotech, Inc.(a)	3,658,875
26,650	Madrigal Pharmaceuticals, Inc.(a)(b)	8,898,702
235,183	MannKind Corp.(a)	1,185,322
46,213	Mirum Pharmaceuticals, Inc.(a)	2,007,955
130,812	Myriad Genetics, Inc.(a)	969,317
88,294	Neurocrine Biosciences, Inc.(a)	9,508,381
247,458	Novavax, Inc.(a)(b)	1,650,545
28,509	Organogenesis Holdings, Inc.(a)	139,979
68,989	ORIC Pharmaceuticals, Inc.(a)	393,927
39,177	Prothena Corp. PLC ADR (Ireland)(a)	360,428
50,842	PTC Therapeutics, Inc.(a)	2,533,965
13,964	Regeneron Pharmaceuticals, Inc.	8,361,085
70,039	Replimune Group, Inc.(a)	684,981
51,439	Rhythm Pharmaceuticals, Inc.(a)	3,353,308
19,058	Rigel Pharmaceuticals, Inc.(a)	372,774
138,882	Rocket Pharmaceuticals, Inc.(a)	1,059,670
441,707	Roivant Sciences Ltd. ADR (Ireland)(a)(b)	5,132,635
86,838	Sarepta Therapeutics, Inc.(a)	5,418,691
99,506	Scholar Rock Holding Corp.(a)	3,274,742
41,301	Soleno Therapeutics, Inc.(a)	3,091,793
98,847	SpringWorks Therapeutics, Inc.(a)	4,576,616
62,652	Spyre Therapeutics, Inc.(a)(b)	954,190
54,980	Stoke Therapeutics, Inc.(a)	536,605
204,707	Summit Therapeutics, Inc.(a)(b)	4,937,533
152,841	Syndax Pharmaceuticals, Inc.(a)	2,162,700
162,046	TG Therapeutics, Inc.(a)(b)	7,374,713
129,221	Travere Therapeutics, Inc.(a)	2,689,089
88,461	Twist Bioscience Corp.(a)	3,389,826
79,132	Ultragenyx Pharmaceutical, Inc.(a)	3,084,565
73,599	uniQure N.V. ADR (Netherlands)(a)	1,086,321
31,354	United Therapeutics Corp.(a)	9,503,084
75,633	Vera Therapeutics, Inc.(a)	1,767,543
42,502	Vericel Corp.(a)(b)	1,615,926
19,436	Vertex Pharmaceuticals, Inc.(a)	9,902,642

The accompanying notes are an integral part of these financial statements.

88

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
163,749	Viking Therapeutics, Inc.(a)(b)	$4,727,434
94,354	Viridian Therapeutics, Inc.(a)	1,278,497
77,295	Xencor, Inc.(a)	851,791
		286,928,544
	Hospitals — 0.6%
45,612	Nuvalent, Inc.(a)	3,500,721
	Merchant Wholesalers, Durable Goods — 0.2%
131,299	Dyne Therapeutics, Inc.(a)	1,548,015
	Merchant Wholesalers, Nondurable Goods — 1.1%
66,016	Akero Therapeutics, Inc.(a)	3,010,990
26,061	Praxis Precision Medicines, Inc.(a)	980,936
39,431	Protagonist Therapeutics, Inc.(a)(b)	1,806,728
182,717	Relay Therapeutics, Inc.(a)	608,448
		6,407,102
	Miscellaneous Manufacturing — 0.1%
58,417	MiMedx Group, Inc.(a)	401,909
	Professional, Scientific, and Technical Services — 10.1%
27,769	AnaptysBio, Inc.(a)	617,027
113,569	Anavex Life Sciences Corp.(a)(b)	1,078,905
160,514	Apellis Pharmaceuticals, Inc.(a)(b)	3,083,474
38,313	Apogee Therapeutics, Inc.(a)	1,503,785
350,565	Ardelyx, Inc.(a)	1,929,860
15,519	ArriVent Biopharma, Inc.(a)(b)	329,934
63,651	CG Oncology, Inc.(a)(b)	1,714,758
130,119	Crispr Therapeutics AG ADR (Switzerland)(a)	5,031,702
48,967	Cullinan Therapeutics, Inc.(a)	405,447
131,408	Cytokinetics, Inc.(a)(b)	5,629,519
106,182	Day One Biopharmaceuticals, Inc.(a)	826,096
146,460	Dynavax Technologies Corp.(a)	1,720,905
205,097	Exelixis, Inc.(a)	8,029,547
108,167	IDEAYA Biosciences, Inc.(a)	2,177,402
116,824	Kura Oncology, Inc.(a)	766,365
52,569	Kymera Therapeutics, Inc.(a)(b)	1,801,540
275,088	Moderna, Inc.(a)	7,851,011
98,093	Nurix Therapeutics, Inc.(a)	1,131,012
533,215	Recursion Pharmaceuticals, Inc.(a)(b)	2,980,672
145,618	Revolution Medicines, Inc.(a)	5,880,055
117,440	Vaxcyte, Inc.(a)	4,209,050
100,331	Verve Therapeutics, Inc.(a)(b)	568,877
152,484	Vir Biotechnology, Inc.(a)	933,202
		60,200,145

The accompanying notes are an integral part of these financial statements.

89

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.6%
30,326	Disc Medicine, Inc.(a)	$1,498,711
123,716	Immunovant, Inc.(a)(b)	1,998,014
17,718	Scilex Holding Co.(a)	83,983
		3,580,708
	Support Activities for Transportation — 0.2%
375,601	Iovance Biotherapeutics, Inc.(a)	1,348,408
	TOTAL COMMON STOCKS (Cost $379,988,498)	$380,466,270
	SHORT TERM INVESTMENTS — 51.7%
	Money Market Funds — 51.7%
162,914,302	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$162,914,302
31,366,143	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	31,366,143
18,721,150	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	18,721,150
95,586,139	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	95,586,139
	TOTAL SHORT TERM INVESTMENTS (Cost $308,587,734)	$308,587,734
	TOTAL INVESTMENTS (Cost $688,576,232) — 115.4%(e)	$689,054,004
	Liabilities in Excess of Other Assets — (15.4)%	(92,140,596)
	TOTAL NET ASSETS — 100.0%	$596,913,408

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $521,453,056.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

90

Direxion Daily S&P Biotech Bull 3X Shares
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	SOFR plus 0.95%	BNP Paribas	12/5/2025	12,129	$93,373,408	$(16,798,881)
Total return of S&P Biotechnology Select Industry Index	SOFR plus 1.00%	Goldman Sachs	12/10/2025	24,749	185,141,541	(28,491,478)
Total return of S&P Biotechnology Select Industry Index	SOFR plus 0.73%	Bank of America Merrill Lynch	12/11/2025	36,264	257,052,894	(27,092,639)
Total return of S&P Biotechnology Select Industry Index	SOFR plus 0.65%	J.P. Morgan	12/16/2025	10,147	68,727,871	(3,515,594)
Total return of S&P Biotechnology Select Industry Index	SOFR plus 0.70%	UBS Securities LLC	12/17/2025	45,717	290,384,797	3,214,223
Total return of S&P Biotechnology Select Industry Index	SOFR plus 0.84%	Citibank N.A.	12/19/2025	36,469	250,087,667	(16,696,463)
Total return of S&P Biotechnology Select Industry Index	SOFR plus 0.95%	Barclays	12/22/2025	52,533	312,399,342	26,837,191
					$ 1,457,167,520	$(62,543,641)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

91

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.7%
	Money Market Funds — 103.7%
20,550,361	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$20,550,361
5,919,542	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	5,919,542
14,437,299	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	14,437,299
8,881,572	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	8,881,572
	TOTAL SHORT TERM INVESTMENTS (Cost $49,788,774)(b)	$49,788,774
	TOTAL INVESTMENTS (Cost $49,788,774) — 103.7%	$49,788,774
	Liabilities in Excess of Other Assets — (3.7)%	(1,799,149)
	TOTAL NET ASSETS — 100.0%	$47,989,625

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,404,876.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.78%	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2025	4,800	$34,878,945	$4,359,658
SOFR plus 0.53%	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2025	1,764	13,329,543	2,165,621
SOFR plus 0.39%	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2025	2,632	18,152,350	1,344,442
SOFR plus 0.25%	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2025	1,189	7,724,068	95,127
SOFR plus 0.55%	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/19/2025	2,274	16,702,867	2,172,841
SOFR plus 0.71%	Total return of S&P Biotechnology Select Industry Index	Barclays	12/22/2025	9,596	58,706,940	(3,305,652)
					$149,494,713	$6,832,037

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

92

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 67.8%
	Computer and Electronic Product Manufacturing — 55.0%
4,531,147	Advanced Micro Devices, Inc.(a)	$441,107,161
1,231,770	Analog Devices, Inc.	240,096,608
5,886,058	ASE Technology Holding Co., Ltd. ADR (Taiwan)	51,385,286
2,841,234	Broadcom, Inc.	546,852,308
11,937,066	Intel Corp.	239,935,027
3,693,160	Lam Research Corp.	264,688,777
1,309,380	Lattice Semiconductor Corp.(a)	64,067,963
4,811,054	Microchip Technology, Inc.	221,693,368
3,024,526	Micron Technology, Inc.	232,737,276
643,339	MKS Instruments, Inc.	45,123,798
452,095	Monolithic Power Systems, Inc.	268,137,544
4,532,889	NVIDIA Corp.	493,722,270
1,313,710	NXP Semiconductors NV ADR (Netherlands)	242,129,890
4,028,269	ON Semiconductor Corp.(a)	159,922,279
892,748	Qorvo, Inc.(a)	63,983,249
2,879,120	Qualcomm, Inc.	427,434,155
1,542,454	Skyworks Solutions, Inc.	99,148,943
2,408,649	STMicroelectronics NV ADR (Netherlands)	54,700,419
1,389,010	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	231,534,077
1,514,663	Teradyne, Inc.	112,403,141
2,888,725	Texas Instruments, Inc.	462,340,436
6,696,349	United Microelectronics Corp. ADR (Taiwan)(b)	47,142,297
419,720	Universal Display Corp.	52,729,424
		5,063,015,696
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.6%
471,400	Onto Innovation, Inc.(a)	57,496,658
	Machinery Manufacturing — 5.5%
1,792,133	Applied Materials, Inc.	270,092,364
355,525	ASML Holding NV ADR (Netherlands)	237,519,142
		507,611,506
	Management of Companies and Enterprises — 0.4%
336,642	ARM Holdings PLC ADR (United Kingdom)(a)(b)	38,394,020
	Merchant Wholesalers, Durable Goods — 4.3%
1,437,607	Entegris, Inc.	113,743,466
400,927	KLA-Tencor Corp.	281,727,394
		395,470,860
	Professional, Scientific, and Technical Services — 2.0%
3,084,443	Marvell Technology, Inc.	180,038,938
	TOTAL COMMON STOCKS (Cost $5,813,188,663)	$ 6,242,027,678

The accompanying notes are an integral part of these financial statements.

93

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 34.4%
	Money Market Funds — 34.4%
1,267,756,114	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$1,267,756,114
784,460,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	784,460,000
140,389,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	140,389,000
545,408,293	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	545,408,293
432,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 4.17%(c)	432,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,170,013,407)	$3,170,013,407
	TOTAL INVESTMENTS (Cost $8,983,202,070) — 102.2%(e)	$9,412,041,085
	Liabilities in Excess of Other Assets — (2.2)%	(201,502,431)
	TOTAL NET ASSETS — 100.0%	$9,210,538,654

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,600,951,910.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

94

Direxion Daily Semiconductor Bull 3X Shares
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ICE Semiconductor Index	SOFR plus 0.99%	BNP Paribas	12/5/2025	1,531,525	$1,405,331,393	$28,156,734
Total return of ICE Semiconductor Index	SOFR plus 1.05%	Goldman Sachs	12/10/2025	4,068,027	3,704,149,906	105,294,684
Total return of ICE Semiconductor Index	SOFR plus 0.98%	Bank of America Merrill Lynch	12/11/2025	3,727,889	3,478,882,626	13,320,272
Total return of ICE Semiconductor Index	SOFR plus 0.58%	Societe Generale	12/12/2025	100,000	116,065,999	(23,991,756)
Total return of ICE Semiconductor Index	SOFR plus 0.97%	J.P. Morgan	12/16/2025	1,380,363	1,351,409,079	(61,157,726)
Total return of ICE Semiconductor Index	SOFR plus 0.89%	UBS Securities LLC	12/17/2025	2,045,436	1,829,215,438	87,912,147
Total return of ICE Semiconductor Index	SOFR plus 1.04%	Citibank N.A.	12/19/2025	5,521,683	4,992,984,271	178,957,249
Total return of ICE Semiconductor Index	SOFR plus 0.97%	Barclays	12/22/2025	4,407,006	4,227,489,820	(106,416,163)
					$21,105,528,532	$222,075,441

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

95

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 121.3%
	Money Market Funds — 121.3%
363,276,352	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$363,276,352
71,548,916	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	71,548,916
17,165,262	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	17,165,262
441,638,267	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	441,638,267
	TOTAL SHORT TERM INVESTMENTS (Cost $893,628,797)(b)	$893,628,797
	TOTAL INVESTMENTS (Cost $893,628,797) — 121.3%	$893,628,797
	Liabilities in Excess of Other Assets — (21.3)%	(156,792,389)
	TOTAL NET ASSETS — 100.0%	$736,836,408

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $602,943,952.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.15%	Total return of ICE Semiconductor Index	BNP Paribas	12/5/2025	194,152	$194,460,760	$13,443,259
SOFR plus 0.78%	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2025	286,787	283,975,988	15,906,286
SOFR plus 0.78%	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2025	653,421	614,370,476	1,609,140
SOFR plus 0.38%	Total return of ICE Semiconductor Index	Societe Generale	12/12/2025	100,000	116,066,000	23,861,019
SOFR plus 0.67%	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2025	32,587	37,130,931	7,108,078
SOFR plus 0.50%	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2025	155,352	181,758,105	38,108,290
SOFR plus 0.79%	Total return of ICE Semiconductor Index	Citibank N.A.	12/19/2025	840,503	706,350,474	(81,667,176)
SOFR plus 0.76%	Total return of ICE Semiconductor Index	Barclays	12/22/2025	91,643	95,032,125	9,321,712
					$ 2,229,144,859	$27,690,608

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

96

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 69.8%
	Administrative and Support Services — 0.3%
14,507	Gartner, Inc.(a)	$6,108,608
	Computer and Electronic Product Manufacturing — 39.9%
305,637	Advanced Micro Devices, Inc.(a)	29,753,762
228,419	Amphenol Corp. Class A	17,576,842
93,559	Analog Devices, Inc.	18,236,520
1,089,263	Apple, Inc.	231,468,387
194,826	Arista Networks, Inc.(a)	16,028,335
367,879	Broadcom, Inc.	70,805,671
751,172	Cisco Systems, Inc.	43,365,160
58,838	Dell Technologies, Inc.	5,398,975
24,965	Enphase Energy, Inc.(a)	1,113,189
20,188	First Solar, Inc.(a)	2,540,054
119,997	Fortinet, Inc.(a)	12,450,889
176,893	HP, Inc.	4,523,154
816,689	Intel Corp.	16,415,449
174,417	International Business Machines Corp.	42,177,519
20,656	Jabil Circuit, Inc.	3,027,343
32,607	Keysight Technologies, Inc.(a)	4,741,058
242,103	Lam Research Corp.	17,351,522
101,446	Microchip Technology, Inc.	4,674,632
210,128	Micron Technology, Inc.	16,169,350
9,008	Monolithic Power Systems, Inc.	5,342,645
31,516	Motorola Solutions, Inc.	13,879,331
38,320	NetApp, Inc.	3,439,220
1,775,781	NVIDIA Corp.	193,418,067
47,938	NXP Semiconductors NV ADR (Netherlands)	8,835,453
79,485	ON Semiconductor Corp.(a)	3,155,555
124,894	Palto Alto Networks, Inc.(a)	23,346,435
208,583	Qualcomm, Inc.	30,966,232
20,212	Roper Technologies, Inc.	11,320,337
39,938	Seagate Technology Holdings PLC ADR (Ireland)	3,635,556
30,311	Skyworks Solutions, Inc.	1,948,391
94,959	Super Micro Computer, Inc.(a)	3,025,394
8,813	Teledyne Technologies, Inc.(a)	4,107,122
30,724	Teradyne, Inc.	2,280,028
171,698	Texas Instruments, Inc.	27,480,265
46,365	Trimble, Inc.(a)	2,881,121
65,611	Western Digital Corp.(a)	2,877,698
9,706	Zebra Technologies Corp. Class A(a)	2,429,606
		902,186,267
	Machinery Manufacturing — 1.0%
153,289	Applied Materials, Inc.	23,102,185

The accompanying notes are an integral part of these financial statements.

97

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS - (Continued)
	Merchant Wholesalers, Durable Goods — 1.1%
25,047	KLA-Tencor Corp.	$17,600,276
56,258	TE Connectivity PLC ADR (Ireland)	8,235,046
		25,835,322
	NonmetallicMineral Product Manufacturing — 0.3%
145,420	Corning, Inc.	6,453,740
	Professional, Scientific, and Technical Services — 8.9%
117,972	Accenture PLC Class A ADR (Ireland)	35,291,324
25,152	CDW Corp.	4,038,405
93,290	Cognizant Technology Solutions Corp. Class A	6,863,345
10,722	EPAM Systems, Inc.(a)	1,682,389
10,867	F5 Networks, Inc.(a)	2,876,930
26,625	GoDaddy, Inc.(a)	5,014,286
62,426	Juniper Networks, Inc.	2,267,313
305,976	Oracle Corp.	43,056,943
386,603	Palantir Technologies, Inc.(a)	45,789,259
22,702	PTC, Inc.(a)	3,518,129
38,823	ServiceNow, Inc.(a)	37,076,353
15,351	VeriSign, Inc.(a)	4,330,824
40,369	Workday, Inc.(a)	9,890,405
		201,695,905
	Publishing Industries — 18.3%
82,109	Adobe, Inc.(a)	30,789,233
28,329	Akamai Technologies, Inc.(a)	2,282,751
16,492	Ansys, Inc.(a)	5,308,445
40,559	Autodesk, Inc.(a)	11,123,306
51,752	Cadence Design Systems, Inc.(a)	15,408,640
46,452	CrowdStrike Holdings, Inc.(a)	19,921,869
4,628	Fair Isaac Corp.(a)	9,208,239
102,280	Gen Digital, Inc.	2,645,984
247,726	Hewlett Packard Enterprise Co.	4,018,116
52,778	Intuit, Inc.	33,116,612
539,055	Microsoft Corp.	213,066,879
180,523	Salesforce, Inc.	48,508,335
29,161	Synopsys, Inc.(a)	13,385,191
8,055	Tyler Technologies, Inc.(a)	4,376,281
		413,159,881
	TOTAL COMMON STOCKS (Cost $1,433,675,005)	$1,578,541,908

The accompanying notes are an integral part of these financial statements.

98

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 38.2%
	Money Market Funds — 38.2%
374,254,444	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$374,254,444
108,096,753	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	108,096,753
131,859,394	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	131,859,394
250,776,256	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	250,776,256
	TOTAL SHORT TERM INVESTMENTS (Cost $864,986,847)	$864,986,847
	TOTAL INVESTMENTS (Cost $2,298,661,852) — 108.0%(c)	$2,443,528,755
	Liabilities in Excess of Other Assets — (8.0)%	(180,859,431)
	TOTAL NET ASSETS — 100.0%	$2,262,669,324

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,777,580,149.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	SOFR plus 0.95%	BNP Paribas	12/5/2025	164,163	$338,853,346	$7,787,431
Total return of Technology Select Sector Index	SOFR plus 0.85%	Goldman Sachs	12/10/2025	264,940	589,157,946	(32,587,400)
Total return of Technology Select Sector Index	SOFR plus 0.83%	Bank of America Merrill Lynch	12/11/2025	516,556	1,057,444,256	34,202,959
Total return of Technology Select Sector Index	SOFR plus 0.74%	Societe Generale	12/12/2025	100,000	242,974,000	(35,411,365)
Total return of Technology Select Sector Index	SOFR plus 0.80%	J.P. Morgan	12/16/2025	302,890	622,070,087	17,372,471
Total return of Technology Select Sector Index	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	531,320	1,182,928,028	(68,234,455)
Total return of Technology Select Sector Index	SOFR plus 0.99%	Citibank N.A.	12/19/2025	141,665	289,449,510	9,806,838
Total return of Technology Select Sector Index	SOFR plus 0.80%	Barclays	12/22/2025	438,643	975,344,045	(52,895,995)
					$5,298,221,218	$(119,959,516)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

99

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 106.8%
	Money Market Funds — 106.8%
46,404,037	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$46,404,037
5,973,735	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	5,973,735
12,028,703	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	12,028,703
19,179,301	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	19,179,301
	TOTAL SHORT TERM INVESTMENTS (Cost $83,585,776)(b)	$ 83,585,776
	TOTAL INVESTMENTS (Cost $83,585,776) — 106.8%	$83,585,776
	Liabilities in Excess of Other Assets — (6.8)%	(5,302,209)
	TOTAL NET ASSETS — 100.0%	$ 78,283,567

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,954,636.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR plus 0.49%	Total return of Technology Select Sector Index	BNP Paribas	12/5/2025	8,140	$19,760,013	$2,858,628
SOFR plus 0.65%	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2025	9,902	23,430,915	2,746,160
SOFR plus 0.63%	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2025	10,594	23,987,495	1,785,058
SOFR plus 0.33%	Total return of Technology Select Sector Index	Societe Generale	12/12/2025	5,000	12,148,699	1,751,890
SOFR plus 0.60%	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2025	15,117	31,078,224	(665,556)
SOFR plus 0.40%	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2025	17,040	36,824,133	1,074,784
SOFR plus 0.65%	Total return of Technology Select Sector Index	Citibank N.A.	12/19/2025	16,088	35,660,714	1,785,926
SOFR plus 0.59%	Total return of Technology Select Sector Index	Barclays	12/22/2025	29,029	68,306,062	7,479,855
					$ 251,196,255	$18,816,745

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

100

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 52.6%
	Administrative and Support Services — 12.2%
1,834	RXO, Inc.(a)	$25,841
19,365	Uber Technologies, Inc.(a)	1,568,759
		1,594,600
	Air Transportation — 8.0%
1,596	Alaska Air Group, Inc.(a)	70,655
189	Allegiant Travel Co.(b)	8,870
8,524	American Airlines Group, Inc.(a)	84,814
7,195	Delta Air Lines, Inc.	299,528
1,053	Frontier Group Holdings, Inc.(a)	3,138
3,935	JetBlue Airways Corp.(a)	17,156
522	SkyWest, Inc.(a)	46,547
7,685	Southwest Airlines Co.(b)	214,872
4,262	United Continental Holdings, Inc.(a)	293,311
		1,038,891
	Couriers and Messengers — 5.6%
1,337	FedEx Corp.	281,211
4,775	United Parcel Service, Inc. Class B	455,058
		736,269
	Management of Companies and Enterprises — 0.1%
508	Sun Country Airlines Holdings, Inc.(a)	4,978
125	U-Haul Holding Co.(a)(b)	7,674
		12,652
	Merchant Wholesalers, Nondurable Goods — 0.0%(†)
1,474	FTAI Infrastructure, Inc.	6,367
	Rail Transportation — 11.6%
11,030	CSX Corp.	309,612
5,601	Union Pacific Corp.	1,207,912
		1,517,524
	Rental and Leasing Services — 0.8%
217	Avis Budget Group, Inc.(a)(b)	20,100
1,590	Hertz Global Holdings, Inc.(a)(b)	10,844
546	Ryder System, Inc.	75,168
		106,112
	Support Activities for Transportation — 8.3%
1,539	C.H. Robinson Worldwide, Inc.	137,310
1,815	Expeditors International of Washington, Inc.	199,487
260	Forward Air Corp.(a)(b)	3,827
1,550	GXO Logistics, Inc.(a)	56,172
787	Hub Group, Inc.	24,861
1,030	J.B. Hunt Transport Services, Inc.	134,497
432	Matson, Inc.	47,127

The accompanying notes are an integral part of these financial statements.

101

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Support Activities for Transportation — (Continued)
1,410	Norfolk Southern Corp.	$315,910
1,521	XPO, Inc.(a)	161,409
		1,080,600
	Transit and Ground Passenger Transportation — 0.5%
4,777	Lyft, Inc.(a)	59,235
	Transportation Equipment Manufacturing — 0.3%
6,249	Joby Aviation, Inc.(a)	39,369
	Truck Transportation — 4.1%
303	ArcBest Corp.	17,731
203	Covenant Logistics Group Inc.	4,040
561	Heartland Express, Inc.	4,264
2,099	Knight-Swift Transportation Holdings, Inc. Class A	82,218
749	Marten Transport Ltd.	9,617
1,979	Old Dominion Freight Line, Inc.	303,341
345	Saia, Inc.(a)	84,180
609	Schneider National, Inc.	13,087
802	Werner Enterprises, Inc.	19,777
		538,255
	Warehousing and Storage — 0.5%
458	Landstar System, Inc.	61,441
	Water Transportation — 0.6%
555	Genco Shipping & Trading Ltd. ADR	7,193
744	Kirby Corp.(a)	71,699
		78,892
	TOTAL COMMON STOCKS (Cost $6,790,519)
		$6,870,207
	SHORT TERM INVESTMENTS — 55.7%
	Money Market Funds — 55.7%
2,288,203	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	2,288,203
2,194,564	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	2,194,564
1,719,793	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	1,719,793
1,064,439	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	1,064,439
	TOTAL SHORT TERM INVESTMENTS (Cost $7,266,999)	$7,266,999
	TOTAL INVESTMENTS (Cost $14,057,518) — 108.3%(e)	$14,137,206
	Liabilities in Excess of Other Assets — (8.3)%	(1,079,894)
	TOTAL NET ASSETS — 100.0%	$13,057,312

The accompanying notes are an integral part of these financial statements.

102

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,954,150.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR plus 0.95%	Citibank N.A.	12/19/2025	1,575	$8,944,090	$(239,992)
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR plus 0.73%	Barclays	12/22/2025	2,380	13,392,077	(244,988)
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR plus 1.05%	Goldman Sachs	1/12/2026	1,863	10,667,061	(371,844)
					$33,003,228	$(856,824)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

103

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 71.4%
	Oil and Gas Extraction — 2.7%
14,259	Dominion Energy, Inc.	$775,405
	Utilities — 68.7%
12,070	AES Corp.	120,700
4,356	Alliant Energy Corp.	265,890
4,582	Ameren Corp.	454,718
9,052	American Electric Power Co., Inc.	980,694
3,308	American Water Works Co., Inc.	486,309
2,694	Atmos Energy Corp.	432,737
11,063	CenterPoint Energy, Inc.	429,023
5,072	CMS Energy Corp.	373,553
5,881	Consolidated Edison, Inc.	663,083
5,311	Constellation Energy Corp.	1,186,690
3,518	DTE Energy Co.	481,966
13,173	Duke Energy Corp.	1,607,369
6,572	Edison International	351,668
7,279	Entergy Corp.	605,394
3,904	Evergy, Inc.	269,766
6,226	Eversource Energy	370,323
17,064	Exelon Corp.	800,302
8,707	FirstEnergy Corp.	373,356
34,908	NextEra Energy, Inc.	2,334,647
7,977	NiSource, Inc.	311,980
3,438	NRG Energy, Inc.	376,736
37,237	PG&E Corp.	615,155
1,930	Pinnacle West Capital Corp.	183,697
12,533	PPL Corp.	457,455
8,458	Public Service Enterprise Group, Inc.	676,048
10,752	Sempra Energy	798,551
18,600	Southern Co.	1,709,154
5,776	Vistra Corp.	748,743
5,393	WEC Energy Group, Inc.	590,641
9,748	Xcel Energy, Inc.	689,184
		19,745,532
	TOTAL COMMON STOCKS (Cost $20,509,798)	$20,520,937

The accompanying notes are an integral part of these financial statements.

104

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 29.4%
	Money Market Funds — 29.4%
6,427,241	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$6,427,241
1,241,759	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(b)	1,241,759
795,370	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	795,370
5,897	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	5,897
	TOTAL SHORT TERM INVESTMENTS (Cost $8,470,267)	$8,470,267
	TOTAL INVESTMENTS (Cost $28,980,065) — 100.8%(c)	$28,991,204
	Liabilities in Excess of Other Assets — (0.8)%	(221,068)
	TOTAL NET ASSETS — 100.0%	$28,770,136

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,926,420.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	SOFR plus 1.10%	Goldman Sachs	12/10/2025	7,839	$6,211,258	$(16,640)
Total return of Utilities Select Sector Index	SOFR plus 0.75%	J.P. Morgan	12/16/2025	29,324	22,801,376	465,864
Total return of Utilities Select Sector Index	SOFR plus 0.60%	UBS Securities LLC	12/17/2025	27,790	21,412,560	604,306
Total return of Utilities Select Sector Index	SOFR plus 0.80%	Barclays	12/22/2025	17,336	13,526,700	277,555
					$63,951,894	$1,331,085

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

105

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 68.8%
361,036	iShares 7-10 Year Treasury Bond ETF(a)	$34,684,729
	TOTAL INVESTMENT COMPANIES (Cost $34,644,729)	$34,684,729
	SHORT TERM INVESTMENTS — 30.7%
	Money Market Funds — 30.7%
12,874,486	Dreyfus Government Cash Management Institutional Shares, 4.21%(b)	$12,874,486
75	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(b)	75
2,580,141	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(b)	2,580,141
	TOTAL SHORT TERM INVESTMENTS (Cost $15,454,702)	$15,454,702
	TOTAL INVESTMENTS (Cost $50,099,431) — 99.5%(c)	$50,139,431
	Other Assets in Excess of Liabilities — 0.5%	278,249
	TOTAL NET ASSETS — 100.0%	$50,417,680

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2025.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $40,563,766.
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR plus 0.75%	BNP Paribas	12/5/2025	402,205	$38,201,431	$172,128
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR plus 0.85%	Bank of America Merrill Lynch	12/11/2025	167,639	15,840,209	142,239
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR plus 0.60%	J.P. Morgan	12/16/2025	384,593	36,031,512	717,888
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR plus 0.67%	Barclays	12/22/2025	258,936	24,059,594	677,615
					$114,132,746	$1,709,870

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

106

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.1%
	Money Market Funds — 103.1%
7,572,606	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$7,572,606
1,370,066	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(a)	1,370,066
1,340,222	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	1,340,222
	TOTAL SHORT TERM INVESTMENTS (Cost $10,282,894)(b)	$10,282,894
	TOTAL INVESTMENTS (Cost $10,282,894) — 103.1%	$10,282,894
	Liabilities in Excess of Other Assets — (3.1)%	(306,523)
	TOTAL NET ASSETS — 100.0%	$9,976,371

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,963,311.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR plus 0.45%	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/5/2025	170,489	$16,175,501	$(116,910)
SOFR plus 0.38%	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2025	71,609	6,717,863	(131,454)
SOFR plus 0.44%	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/22/2025	69,440	6,571,777	(78,865)
					$29,465,141	$(327,229)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

107

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 69.1%
37,105,522	iShares 20+ Year Treasury Bond ETF(a)(b)	$3,319,831,053
	TOTAL INVESTMENT COMPANIES (Cost $3,352,901,750)	$3,319,831,053
	SHORT TERM INVESTMENTS — 31.7%
	Money Market Funds — 31.7%
477,077,482	Dreyfus Government Cash Management Institutional Shares, 4.21%(c)(d)	$477,077,482
350,000,500	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(c)	350,000,500
102,660,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 4.23%(c)	102,660,000
484,862,258	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(c)	484,862,258
110,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 4.17%(c)	110,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,524,600,240)	$1,524,600,240
	TOTAL INVESTMENTS (Cost $4,877,501,990) — 100.8%(e)	$4,844,431,293
	Liabilities in Excess of Other Assets — (0.8)%	(40,240,865)
	TOTAL NET ASSETS — 100.0%	$4,804,190,428

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2025.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,979,379,325.
The accompanying notes are an integral part of these financial statements.

108

Direxion Daily 20+ Year Treasury Bull 3X Shares
Long Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR plus 0.85%	BNP Paribas	12/5/2025	18,230,852	$1,615,911,732	$10,350,351
Total return of iShares 20+ Year Treasury Bond ETF	SOFR plus 0.70%	Goldman Sachs	12/10/2025	19,174,756	1,675,646,281	34,354,663
Total return of iShares 20+ Year Treasury Bond ETF	SOFR plus 0.70%	Bank of America Merrill Lynch	12/11/2025	20,500,000	1,875,438,147	(52,374,907)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR plus 0.50%	J.P. Morgan	12/16/2025	13,034,706	1,174,847,063	(13,351,118)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR plus 0.80%	UBS Securities LLC	12/17/2025	8,236,829	746,586,181	(13,412,101)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR plus 0.79%	Citibank N.A.	12/19/2025	23,977,097	2,134,981,378	(8,237,610)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR plus 0.80%	Barclays	12/22/2025	20,829,235	1,823,476,185	28,289,194
					$11,046,886,967	$(14,381,528)

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

109

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
April 30, 2025 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 98.9%
	Money Market Funds — 98.9%
89,832,175	Dreyfus Government Cash Management Institutional Shares, 4.21%(a)	$89,832,175
11,284,848	Dreyfus Treasury Securities Cash Management Institutional Shares, 4.15%(a)	11,284,848
65,953,159	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.17%(a)	65,953,159
	TOTAL SHORT TERM INVESTMENTS (Cost $167,070,182)(b)	$167,070,182
	TOTAL INVESTMENTS (Cost $167,070,182) — 98.9%	$167,070,182
	Other Assets in Excess of Liabilities — 1.1%	1,918,715
	TOTAL NET ASSETS — 100.0%	$168,988,897

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2025.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $101,560,746.
Short Total Return Swap Contracts
April 30, 2025 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR plus 0.65%	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/5/2025	740,437	$68,934,982	$3,051,124
SOFR plus 0.50%	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2025	630,274	58,036,938	1,901,969
SOFR plus 0.50%	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2025	1,124,706	103,697,893	3,592,228
SOFR plus 0.28%	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2025	841,941	75,900,981	821,767
SOFR plus 0.10%	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2025	962,426	87,234,293	1,339,833
SOFR plus 0.48%	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/19/2025	1,366,600	121,707,212	310,986
					$515,512,299	$11,017,907

SOFR - Secured Overnight Financing Rate was 4.41% as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

110

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$73,851,623	$4,319,886,678	$425,005,350	$2,401,515,339
Cash	—	19,096,802	—	—
Receivable for Fund shares sold	—	9,650	2,287,378	—
Receivable for investments sold	133,063	—	—	19,484,558
Dividend and interest receivable	146,978	7,798,870	1,561,370	3,610,884
Due from broker for swap contracts	—	2,088,195	—	—
Unrealized appreciation on swap contracts	312,014	68,696,492	60,576,680	11,663,738
Prepaid expenses and other assets	6,603	137,824	43,308	63,099
Total Assets	74,450,281	4,417,714,511	489,474,086	2,436,337,618
LIABILITIES:
Collateral for securities loaned (Note 2)	98,978	293,393	—	341,574,151
Payable for Fund shares redeemed	—	32,325,538	6,203,546	162,496
Payable for investments purchased	316,541	1,068,128	—	—
Unrealized depreciation on swap contracts	5,425,725	317,507,617	20,061,606	412,316,437
Due to Adviser, net (Note 6)	39,981	1,306,527	164,331	595,781
Due to broker for swap contracts	2,001,830	61,549,473	62,743,250	16,424,760
Accrued expenses and other liabilities	43,752	1,896,932	158,259	770,305
Total Liabilities	7,926,807	415,947,608	89,330,992	771,843,930
NET ASSETS	$66,523,474	$4,001,766,903	$400,143,094	$1,664,493,688
NET ASSETS CONSIST OF:
Capital stock	$96,899,838	$3,954,727,594	$3,832,025,346	$2,761,580,746
Total distributable earnings (loss)	(30,376,364)	47,039,309	(3,431,882,252)	(1,097,087,058)
Net Assets	$66,523,474	$4,001,766,903	$400,143,094	$1,664,493,688
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$66,523,474	$4,001,766,903	$400,143,094	$1,664,493,688
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,850,132	31,100,002	61,276,918	65,250,002
Net assets value, redemption price and offering price per share	$35.96	$128.67	$6.53	$25.51
Cost of Investments	$74,098,208	$4,234,512,002	$425,005,350	$2,406,609,972
*Value of securities loaned	$645,327	$3,182,233	$—	$350,468,912

The accompanying notes are an integral part of these financial statements.

111

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$262,162,157	$1,125,488,572	$249,445,986	$47,977,946
Receivable for Fund shares sold	5,762,391	4,516	—	—
Dividend and interest receivable	937,072	2,270,231	957,742	57,195
Unrealized appreciation on swap contracts	111,183,053	174,725,182	32,091,117	6,076,320
Prepaid expenses and other assets	25,514	36,871	13,025	9,158
Total Assets	380,070,187	1,302,525,372	282,507,870	54,120,619
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	9,703,030
Payable for Fund shares redeemed	—	71,451	—	—
Unrealized depreciation on swap contracts	10,884,466	16,975,334	23,940,203	—
Due to Adviser, net (Note 6)	98,673	447,325	98,791	22,512
Due to broker for swap contracts	107,665,587	166,660,710	33,201,033	5,996,345
Accrued expenses and other liabilities	97,563	740,059	116,840	12,693
Total Liabilities	118,746,289	184,894,879	57,356,867	15,734,580
NET ASSETS	$261,323,898	$1,117,630,493	$225,151,003	$38,386,039
NET ASSETS CONSIST OF:
Capital stock	$4,062,865,767	$2,038,512,948	$485,481,830	$52,935,016
Total distributable loss	(3,801,541,869)	(920,882,455)	(260,330,827)	(14,548,977)
Net Assets	$261,323,898	$1,117,630,493	$225,151,003	$38,386,039
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$261,323,898	$1,117,630,493	$225,151,003	$38,386,039
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	15,872,797	34,642,767	5,359,937	1,350,001
Net assets value, redemption price and offering price per share	$16.46	$32.26	$42.01	$28.43
Cost of Investments	$262,162,157	$1,120,635,590	$249,445,986	$47,118,387
*Value of securities loaned	$—	$—	$—	$9,518,052

The accompanying notes are an integral part of these financial statements.

112

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$63,507,141	$21,152,216	$27,354,210	$80,442,492
Cash	—	11,419	—	—
Receivable for Fund shares sold	—	448	—	—
Dividend and interest receivable	208,134	74,495	47,436	108,916
Unrealized appreciation on swap contracts	3,626,971	614,703	5,751,081	5,572,898
Prepaid expenses and other assets	18,908	14,411	13,972	10,557
Total Assets	67,361,154	21,867,692	33,166,699	86,134,863
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	658,350	—
Payable for Fund shares redeemed	—	1,492,906	—	—
Unrealized depreciation on swap contracts	—	1,793,239	—	—
Due to Adviser, net (Note 6)	36,688	55,708	15,258	47,659
Due to broker for swap contracts	2,988,224	1,755,157	5,100,000	5,232,001
Accrued expenses and other liabilities	21,029	12,710	13,675	28,459
Total Liabilities	3,045,941	5,109,720	5,787,283	5,308,119
NET ASSETS	$64,315,213	$16,757,972	$27,379,416	$80,826,744
NET ASSETS CONSIST OF:
Capital stock	$337,042,667	$359,591,200	$34,254,065	$137,609,277
Total distributable loss	(272,727,454)	(342,833,228)	(6,874,649)	(56,782,533)
Net Assets	$64,315,213	$16,757,972	$27,379,416	$80,826,744
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$64,315,213	$16,757,972	$27,379,416	$80,826,744
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,181,598	2,245,232	1,916,025	11,294,925
Net assets value, redemption price and offering price per share	$29.48	$7.46	$14.29	$7.16
Cost of Investments	$63,510,490	$21,152,216	$26,541,839	$79,543,389
*Value of securities loaned	$—	$—	$643,188	$—

The accompanying notes are an integral part of these financial statements.

113

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$159,858,093	$19,652,625	$123,278,749	$11,925,928
Receivable for Fund shares sold	307	—	—	—
Dividend and interest receivable	197,191	39,811	174,145	56,185
Due from broker for swap contracts	1,368	—	—	—
Unrealized appreciation on swap contracts	20,649,841	664,032	5,014,321	1,307,812
Prepaid expenses and other assets	31,797	9,353	14,892	11,281
Total Assets	180,738,597	20,365,821	128,482,107	13,301,206
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	36,351	—
Payable for Fund shares redeemed	8,501.00	—	—	—
Unrealized depreciation on swap contracts	—	1,995,470	6,251,406	132,313
Due to Adviser, net (Note 6)	56,743	9,164	64,520	9,694
Due to broker for swap contracts	19,420,001	680,938	4,940,000	1,606,722
Accrued expenses and other liabilities	68,517	22,296	61,614	9,917
Total Liabilities	19,553,762	2,707,868	11,353,891	1,758,646
NET ASSETS	$161,184,835	$17,657,953	$117,128,216	$11,542,560
NET ASSETS CONSIST OF:
Capital stock	$107,113,680	$34,308,472	$207,605,171	$76,248,869
Total distributable earnings (loss)	54,071,155	(16,650,519)	(90,476,955)	(64,706,309)
Net Assets	$161,184,835	$17,657,953	$117,128,216	$11,542,560
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$161,184,835	$17,657,953	$117,128,216	$11,542,560
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,250,001	550,001	5,950,001	346,780
Net assets value, redemption price and offering price per share	$30.70	$32.11	$19.69	$33.28
Cost of Investments	$141,889,361	$18,950,035	$112,688,080	$11,925,928
*Value of securities loaned	$922,215	$36,144	$176,527	$—

The accompanying notes are an integral part of these financial statements.

114

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$2,268,546,498	$106,002,670	$132,270,435	$280,906,002
Receivable for Fund shares sold	—	4,941,717	—	—
Dividend and interest receivable	3,660,341	384,156	257,507	582,934
Due from broker for swap contracts	—	—	342,039	—
Unrealized appreciation on swap contracts	43,712,148	8,462,493	1,027,088	—
Prepaid expenses and other assets	480,043	29,439	36,694	12,106
Total Assets	2,316,399,030	119,820,475	133,933,763	281,501,042
LIABILITIES:
Collateral for securities loaned (Note 2)	49,281	—	—	17,763
Payable for Fund shares redeemed	—	274,535	—	—
Unrealized depreciation on swap contracts	30,280,520	4,023,563	527,472	36,791,918
Due to Adviser, net (Note 6)	787,102	41,565	47,928	87,051
Due to broker for swap contracts	33,283,071	8,880,000	—	2,166,878
Accrued expenses and other liabilities	1,320,475	62,647	98,807	126,665
Total Liabilities	65,720,449	13,282,310	674,207	39,190,275
NET ASSETS	$2,250,678,581	$106,538,165	$133,259,556	$242,310,767
NET ASSETS CONSIST OF:
Capital stock	$1,319,968,315	$3,384,944,386	$177,226,175	$420,081,910
Total distributable earnings (loss)	930,710,266	(3,278,406,221)	(43,966,619)	(177,771,143)
Net Assets	$2,250,678,581	$106,538,165	$133,259,556	$242,310,767
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,250,678,581	$106,538,165	$133,259,556	$242,310,767
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	16,149,289	19,403,350	1,450,008	4,550,000
Net assets value, redemption price and offering price per share	$139.37	$5.49	$91.90	$53.26
Cost of Investments	$2,064,714,271	$106,002,670	$122,809,124	$297,163,745
*Value of securities loaned	$201,281	$—	$—	$1,111,124

The accompanying notes are an integral part of these financial statements.

115

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$30,260,963	$14,397,383	$59,654,695	$48,055,840
Receivable for Fund shares sold	—	—	5,596	—
Dividend and interest receivable	54,290	21,642	57,715	186,269
Unrealized appreciation on swap contracts	508,820	486,182	1,352,007	2,419,765
Prepaid expenses and other assets	11,370	9,161	21,183	29,060
Total Assets	30,835,443	14,914,368	61,091,196	50,690,934
LIABILITIES:
Collateral for securities loaned (Note 2)	—	76,046	—	—
Unrealized depreciation on swap contracts	1,071,507	937,708	1,451,411	1,180,532
Due to Adviser, net (Note 6)	16,518	4,386	34,806	35,915
Due to broker for swap contracts	310,000	300,001	1,190,000	2,943,342
Accrued expenses and other liabilities	27,289	11,920	37,014	12,661
Total Liabilities	1,425,314	1,330,061	2,713,231	4,172,450
NET ASSETS	$29,410,129	$13,584,307	$58,377,965	$46,518,484
NET ASSETS CONSIST OF:
Capital stock	$24,986,176	$27,275,716	$73,377,202	$239,168,216
Total distributable earnings (loss)	4,423,953	(13,691,409)	(14,999,237)	(192,649,732)
Net Assets	$29,410,129	$13,584,307	$58,377,965	$46,518,484
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$29,410,129	$13,584,307	$58,377,965	$46,518,484
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	600,001	2,400,001	6,100,000	1,784,045
Net assets value, redemption price and offering price per share	$49.02	$5.66	$9.57	$26.07
Cost of Investments	$28,894,705	$13,742,644	$60,655,111	$48,055,840
*Value of securities loaned	$16,220	$129,967	$—	$—

The accompanying notes are an integral part of these financial statements.

116

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$673,106,143	$38,050,053	$48,695,609	$27,484,562
Receivable for Fund shares sold	—	—	1,456	920,020
Dividend and interest receivable	1,243,908	53,688	81,612	112,934
Due from broker for swap contracts	—	—	—	17
Unrealized appreciation on swap contracts	16,403,012	1,204,114	2,343,296	5,672,596
Prepaid expenses and other assets	29,876	20,416	12,652	10,333
Total Assets	690,782,939	39,328,271	51,134,625	34,200,462
LIABILITIES:
Collateral for securities loaned (Note 2)	470,137	400,181	—	—
Payable for Fund shares redeemed	—	2,027	—	—
Unrealized depreciation on swap contracts	129,653,538	2,970,828	2,970,604	3,705,313
Due to Adviser, net (Note 6)	198,570	20,753	22,640	19,930
Due to broker for swap contracts	22,653,493	1,472,082	2,185,513	6,072,748
Accrued expenses and other liabilities	202,538	15,109	19,127	14,153
Total Liabilities	153,178,276	4,880,980	5,197,884	9,812,144
NET ASSETS	$537,604,663	$34,447,291	$45,936,741	$24,388,318
NET ASSETS CONSIST OF:
Capital stock	$522,111,246	$131,321,215	$64,393,306	$193,643,069
Total distributable earnings (loss)	15,493,417	(96,873,924)	(18,456,565)	(169,254,751)
Net Assets	$537,604,663	$34,447,291	$45,936,741	$24,388,318
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$537,604,663	$34,447,291	$45,936,741	$24,388,318
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,923,935	6,171,105	1,914,370	1,325,454
Net assets value, redemption price and offering price per share	$67.85	$5.58	$24.00	$18.40
Cost of Investments	$670,545,155	$36,641,393	$45,998,461	$27,484,562
*Value of securities loaned	$1,777,016	$934,119	$101,166	$—

The accompanying notes are an integral part of these financial statements.

117

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$689,054,004	$49,788,774	$9,412,041,085	$893,628,797
Cash	—	—	8,348,783	—
Receivable for Fund shares sold	1,215	3,138,616	117,783	2,837,668
Dividend and interest receivable	1,297,458	160,208	19,056,983	2,137,954
Due from broker for swap contracts	—	—	3,501,674	—
Unrealized appreciation on swap contracts	30,051,414	10,137,689	413,641,086	109,357,784
Prepaid expenses and other assets	42,922	7,248	266,314	53,875
Total Assets	720,447,013	63,232,535	9,856,973,708	1,008,016,078
LIABILITIES:
Collateral for securities loaned (Note 2)	7,429,963	—	42,562,119	—
Payable for Fund shares redeemed	288,471	—	38,685,592	32,990,662
Unrealized depreciation on swap contracts	92,595,055	3,305,652	191,565,645	81,667,176
Due to Adviser, net (Note 6)	214,941	29,568	2,663,520	223,489
Due to broker for swap contracts	22,690,000	11,878,001	368,230,235	156,157,177
Accrued expenses and other liabilities	315,175	29,689	2,727,943	141,166
Total Liabilities	123,533,605	15,242,910	646,435,054	271,179,670
NET ASSETS	$596,913,408	$47,989,625	$9,210,538,654	$736,836,408
NET ASSETS CONSIST OF:
Capital stock	$2,522,284,684	$389,275,827	$17,166,016,605	$3,338,631,982
Total distributable loss	(1,925,371,276)	(341,286,202)	(7,955,477,951)	(2,601,795,574)
Net Assets	$596,913,408	$47,989,625	$9,210,538,654	$736,836,408
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$596,913,408	$47,989,625	$9,210,538,654	$736,836,408
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,824,486	6,116,024	757,500,060	39,086,522
Net assets value, redemption price and offering price per share	$60.76	$7.85	$12.16	$18.85
Cost of Investments	$688,576,232	$49,788,774	$8,983,202,070	$893,628,797
*Value of securities loaned	$23,034,409	$—	$41,107,581	$—

The accompanying notes are an integral part of these financial statements.

118

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$2,443,528,755	$83,585,776	$14,137,206	$28,991,204
Receivable for Fund shares sold	1,660	2,389,463	—	—
Dividend and interest receivable	4,189,872	322,100	22,936	31,025
Unrealized appreciation on swap contracts	69,169,699	19,482,301	—	1,347,725
Prepaid expenses and other assets	618,745	21,902	29,923	13,591
Total Assets	2,517,508,731	105,801,542	14,190,065	30,383,545
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	11,362	—
Payable for Fund shares redeemed	5,532,218	4,776,060	—	—
Unrealized depreciation on swap contracts	189,129,215	665,556	856,824	16,640
Due to Adviser, net (Note 6)	749,008	35,336	6,362	18,259
Due to broker for swap contracts	57,857,000	21,993,733	245,635	1,544,207
Accrued expenses and other liabilities	1,571,966	47,290	12,570	34,303
Total Liabilities	254,839,407	27,517,975	1,132,753	1,613,409
NET ASSETS	$2,262,669,324	$78,283,567	$13,057,312	$28,770,136
NET ASSETS CONSIST OF:
Capital stock	$2,629,132,343	$581,874,642	$18,813,226	$17,017,814
Total distributable earnings (loss)	(366,463,019)	(503,591,075)	(5,755,914)	11,752,322
Net Assets	$2,262,669,324	$78,283,567	$13,057,312	$28,770,136
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,262,669,324	$78,283,567	$13,057,312	$28,770,136
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	40,900,000	1,639,102	700,001	850,001
Net assets value, redemption price and offering price per share	$55.32	$47.76	$18.65	$33.85
Cost of Investments	$2,298,661,852	$83,585,776	$14,057,518	$28,980,065
*Value of securities loaned	$—	$—	$84,474	$—

The accompanying notes are an integral part of these financial statements.

119

Direxion Shares ETF Trust
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)(Continued)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$50,139,431	$10,282,894	$4,844,431,293	$167,070,182
Cash	—	—	15,720,000	—
Receivable for Fund shares sold	—	—	4,355	540
Receivable for investments sold	—	—	98,404,364	—
Dividend and interest receivable	63,669	37,348	5,459,164	615,056
Due from broker for swap contracts	—	—	1,557,223	210,192
Unrealized appreciation on swap contracts	1,709,870	—	72,994,208	11,017,907
Prepaid expenses and other assets	8,487	13,209	90,329	36,904
Total Assets	51,921,457	10,333,451	5,038,660,936	178,950,781
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	2,205,033	—
Payable for Fund shares redeemed	—	—	14,514,499	1,798,903
Unrealized depreciation on swap contracts	—	327,229	87,375,736	—
Due to Adviser, net (Note 6)	36,853	5,412	1,576,250	68,606
Due to broker for swap contracts	1,440,000	4,649	127,392,495	8,047,233
Accrued expenses and other liabilities	26,924	19,790	1,406,495	47,142
Total Liabilities	1,503,777	357,080	234,470,508	9,961,884
NET ASSETS	$50,417,680	$9,976,371	$4,804,190,428	$168,988,897
NET ASSETS CONSIST OF:
Capital stock	$68,831,169	$55,818,500	$7,174,743,658	$826,329,181
Total distributable loss	(18,413,489)	(45,842,129)	(2,370,553,230)	(657,340,284)
Net Assets	$50,417,680	$9,976,371	$4,804,190,428	$168,988,897
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$50,417,680	$9,976,371	$4,804,190,428	$168,988,897
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,950,000	750,000	115,848,386	4,697,044
Net assets value, redemption price and offering price per share	$25.86	$13.30	$41.47	$35.98
Cost of Investments	$50,099,431	$10,282,894	$4,877,501,990	$167,070,182
*Value of securities loaned	$—	$—	$2,155,780	$—

The accompanying notes are an integral part of these financial statements.

120

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Small Cap Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$489,612	$23,342,800	$—	$7,950,588
Less: Foreign Withholding Tax	(630)	(5,538)	—	—
Interest income	747,469	37,697,061	8,798,082	18,603,583
Securities lending income	726	7,031	—	62,239
Total investment income	1,237,177	61,041,354	8,798,082	26,616,410
EXPENSES:
Investment advisory fees (Note 6)	329,272	18,307,051	1,451,070	7,936,931
Interest expense	171,734	11,782,072	391,431	4,849,315
Licensing fees	35,122	1,952,752	154,781	634,954
Management service fees (Note 6)	21,459	1,193,210	94,646	517,263
Professional fees	7,240	132,269	15,303	59,975
Reports to shareholders	3,881	216,697	17,605	93,643
Fund servicing fees	3,062	158,211	11,255	69,990
Exchange listing fees	3,055	2,337	2,337	2,697
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	982	54,851	4,456	23,703
Insurance fees	651	36,364	2,954	15,715
Other	6,038	337,077	28,293	145,133
Total Expenses	584,480	34,174,875	2,176,115	14,351,303
Recoupment of expenses to Adviser (Note 6)	4,581	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(250)	—	—	—
Less: Investment advisory fees waived (Note 6)	—	(2,650,413)	—	(222,276)
Net expenses	588,811	31,524,462	2,176,115	14,129,027
Net investment income	648,366	29,516,892	6,621,967	12,487,383
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(3,270,209)	(229,260,174)	—	(126,280,355)
In-kind redemptions	605,631	156,085,589	—	66,634,109
Swap contracts	(9,484,750)	402,052,460	(86,713,872)	9,098,232
Futures contracts	—	131,420,503	—	—
Net realized gain (loss)	(12,149,328)	460,298,378	(86,713,872)	(50,548,014)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,782,166)	(41,959,144)	—	(107,436,542)
Swap contracts	(16,319,664)	(1,204,304,386)	79,115,743	(639,053,017)
Futures contracts	—	(16,603,003)	—	—
Change in net unrealized appreciation (depreciation)	(19,101,830)	(1,262,866,533)	79,115,743	(746,489,559)
Net realized and unrealized loss	(31,251,158)	(802,568,155)	(7,598,129)	(797,037,573)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,602,792)	$(773,051,263)	$(976,162)	$(784,550,190)

The accompanying notes are an integral part of these financial statements.

121

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$—	$12,402,893	$—	$218,647
Interest income	6,347,059	18,979,525	5,116,853	212,244
Securities lending income	—	2,121	—	20,220
Total investment income	6,347,059	31,384,539	5,116,853	451,111
EXPENSES:
Investment advisory fees (Note 6)	1,053,517	6,185,723	833,432	87,259
Interest expense	627,927	4,510,169	290,369	34,549
Licensing fees	84,281	718,369	96,789	3,800
Management service fees (Note 6)	68,699	403,224	54,387	5,695
Professional fees	12,411	48,171	10,997	5,593
Reports to shareholders	12,684	73,551	10,277	1,079
Fund servicing fees	8,986	49,701	4,775	726
Exchange listing fees	3,055	5,392	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	3,211	18,618	2,602	273
Insurance fees	2,129	12,343	1,725	181
Other	19,720	117,498	18,002	1,836
Total Expenses	1,898,604	12,144,743	1,328,394	146,030
Recoupment of expenses to Adviser (Note 6)	—	—	9,930	989
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	—	(1,942)
Net expenses	1,898,604	12,089,271	1,338,324	145,077
Net investment income	4,448,455	19,295,268	3,778,529	306,034
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(123,099,431)	—	(932,644)
In-kind redemptions	—	137,255,508	—	605,323
Swap contracts	(40,076,062)	(221,808,346)	(40,145,657)	(2,266,724)
Net realized gain loss	(40,076,062)	(207,652,269)	(40,145,657)	(2,594,045)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	5,399,012	—	602,670
Swap contracts	115,461,292	361,376,787	(20,417,928)	5,139,930
Change in net unrealized appreciation (depreciation)	115,461,292	366,775,799	(20,417,928)	5,742,600
Net realized and unrealized gain (loss)	75,385,230	159,123,530	(60,563,585)	3,148,555
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,833,685	$178,418,798	$(56,785,056)	$3,454,589

The accompanying notes are an integral part of these financial statements.

122

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares	Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily MSCI South Korea Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$193,670	$—	$353,351	$1,591,487
Interest income	1,495,079	419,625	275,722	791,742
Securities lending income	851	—	6,288	—
Total investment income	1,689,600	419,625	635,361	2,383,229
EXPENSES:
Investment advisory fees (Note 6)	266,571	70,900	79,472	321,055
Interest expense	169,792	15,631	9,572	55,951
Licensing fees	37,376	33,472	4,239	30,624
Management service fees (Note 6)	17,379	4,624	5,182	20,931
Professional fees	6,828	5,463	5,520	7,210
Reports to shareholders	3,181	857	955	3,831
Fund servicing fees	2,388	718	846	2,489
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	805	217	242	970
Insurance fees	534	144	160	643
Other	5,022	1,406	1,502	6,412
Total Expenses	514,915	138,471	112,729	455,155
Recoupment of expenses to Adviser (Note 6)	—	—	31	7,609
Less: Reimbursement of expenses from Adviser (Note 6)	(7,467)	(33,032)	(2,523)	(143)
Net expenses	507,448	105,439	110,237	462,621
Net investment income	1,182,152	314,186	525,124	1,920,608
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(545,599)	—	(879,536)	(4,758,284)
In-kind redemptions	8,844	—	238,138	782,007
Swap contracts	(5,786,931)	(466,802)	(5,579,338)	(26,035,583)
Net realized loss	(6,323,686)	(466,802)	(6,220,736)	(30,011,860)
Change in net unrealized appreciation (depreciation) on:
Investment securities	165,526	—	1,334,822	2,065,240
Swap contracts	(5,692,751)	(1,648,077)	10,135,811	12,868,471
Change in net unrealized appreciation (depreciation)	(5,527,225)	(1,648,077)	11,470,633	14,933,711
Net realized and unrealized gain (loss)	(11,850,911)	(2,114,879)	5,249,897	(15,078,149)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,668,759)	$(1,800,693)	$5,775,021	$(13,157,541)

The accompanying notes are an integral part of these financial statements.

123

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
INVESTMENT INCOME:
Dividend income	$658,546	$82,152	$164,056	$—
Interest income	1,162,874	257,936	1,274,065	330,369
Securities lending income	1,611	2	212	—
Total investment income	1,823,031	340,090	1,438,333	330,369
EXPENSES:
Investment advisory fees (Note 6)	664,971	95,699	571,709	52,933
Interest expense	679,319	81,019	413,700	14,000
Licensing fees	70,929	7,538	60,983	5,842
Management service fees (Note 6)	43,346	6,235	37,255	3,453
Professional fees	9,603	5,616	8,905	5,339
Reports to shareholders	7,903	1,119	6,717	646
Fund servicing fees	5,756	1,120	5,080	623
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	2,001	283	1,700	164
Insurance fees	1,326	188	1,127	108
Other	12,398	1,669	10,563	1,015
Total Expenses	1,502,591	205,525	1,122,778	89,162
Recoupment of expenses to Adviser (Note 6)	—	25	6	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(3,312)	(6)	(8,114)
Net expenses	1,502,591	202,238	1,122,778	81,048
Net investment income	320,440	137,852	315,555	249,321
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(4,535,255)	(1,533,893)	(3,326,455)	—
In-kind redemptions	7,685,771	2,540,378	6,948,616	—
Swap contracts	20,779,839	5,172,504	27,092,652	(8,109,545)
Net realized gain (loss)	23,930,355	6,178,989	30,714,813	(8,109,545)
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,150,583	(917,784)	(571,605)	—
Swap contracts	(8,384,104)	(5,051,451)	(28,093,839)	3,520,440
Change in net unrealized appreciation (depreciation)	(5,233,521)	(5,969,235)	(28,665,444)	3,520,440
Net realized and unrealized gain (loss)	18,696,834	209,754	2,049,369	(4,589,105)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,017,274	$347,606	$2,364,924	$(4,339,784)

The accompanying notes are an integral part of these financial statements.

124

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares	Direxion Daily Homebuilders & Supplies Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$14,939,750	$—	$1,136,457	$1,817,723
Interest income	17,278,235	2,451,079	809,752	3,126,725
Securities lending income	1,667	—	63	496
Total investment income	32,219,652	2,451,079	1,946,272	4,944,944
EXPENSES:
Investment advisory fees (Note 6)	9,487,933	381,453	614,268	1,116,015
Interest expense	8,546,194	55,163	342,642	1,140,217
Licensing fees	750,461	30,323	48,599	119,042
Management service fees (Note 6)	618,485	24,880	40,043	72,744
Professional fees	74,018	10,459	9,255	12,736
Reports to shareholders	112,811	4,626	7,312	13,237
Fund servicing fees	76,355	3,139	4,992	9,374
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	28,555	1,171	1,851	3,351
Insurance fees	18,931	776	1,227	2,221
Other	180,262	7,395	11,823	20,929
Total Expenses	19,899,044	524,424	1,087,051	2,514,905
Less: Investment advisory fees waived (Note 6)	(434,242)	—	—	—
Net expenses	19,464,802	524,424	1,087,051	2,514,905
Net investment income	12,754,850	1,926,655	859,221	2,430,039
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(58,415,201)	—	(10,908,857)	(35,161,930)
In-kind redemptions	129,029,354	—	1,264,713	10,848,926
Swap contracts	685,837,564	(47,715,203)	(5,136,792)	(74,954,889)
Net realized gain (loss)	756,451,717	(47,715,203)	(14,780,936)	(99,267,893)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(21,551,359)	—	3,091,093	(24,347,838)
Swap contracts	(657,496,052)	29,394,099	(17,033,112)	(120,236,194)
Change in net unrealized appreciation (depreciation)	(679,047,411)	29,394,099	(13,942,019)	(144,584,032)
Net realized and unrealized gain (loss)	77,404,306	(18,321,104)	(28,722,955)	(243,851,925)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,159,156	$(16,394,449)	$(27,863,734)	$(241,421,886)

The accompanying notes are an integral part of these financial statements.

125

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Industrials Bull 3X Shares	Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
INVESTMENT INCOME:
Dividend income	$186,471	$66,095	$800,718	$—
Interest income	230,191	79,813	661,736	1,269,766
Securities lending income	29	3,114	—	—
Total investment income	416,691	149,022	1,462,454	1,269,766
EXPENSES:
Investment advisory fees (Note 6)	129,986	48,504	273,825	212,671
Interest expense	141,910	27,036	259,934	72,578
Licensing fees	10,269	9,917	21,618	16,860
Management service fees (Note 6)	8,472	3,162	17,847	13,866
Professional fees	5,864	5,297	6,861	6,457
Reports to shareholders	1,539	576	3,237	2,549
Fund servicing fees	1,330	594	2,700	1,971
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	390	146	819	645
Insurance fees	258	97	543	428
Other	2,380	915	4,896	4,007
Total Expenses	307,437	101,283	597,319	337,071
Recoupment of expenses to Adviser (Note 6)	439	3	9,481	4,905
Less: Reimbursement of expenses from Adviser (Note 6)	(1,318)	(12,811)	(20)	(15)
Net expenses	306,558	88,475	606,780	341,961
Net investment income	110,133	60,547	855,674	927,805
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(1,782,879)	(1,220,932)	(68,239)	—
In-kind redemptions	1,382,979	559,206	3,513,285	—
Swap contracts	5,334,252	(568,859)	10,030,075	(9,013,799)
Net realized gain (loss)	4,934,352	(1,230,585)	13,475,121	(9,013,799)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(839,567)	(147,511)	(5,286,532)	—
Swap contracts	(9,809,603)	(2,833,249)	(23,608,652)	11,316,721
Change in net unrealized appreciation (depreciation)	(10,649,170)	(2,980,760)	(28,895,184)	11,316,721
Net realized and unrealized gain (loss)	(5,714,818)	(4,211,345)	(15,420,063)	2,302,922
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,604,685)	$(4,150,798)	$(14,564,389)	$3,230,727

The accompanying notes are an integral part of these financial statements.

126

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Retail Bull 3X Shares	Direxion Daily S&P 500® High Beta Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares
INVESTMENT INCOME:
Dividend income	$7,850,876	$246,785	$124,582	$—
Less: Foreign Withholding Tax	(28,960)	—	(512)	—
Interest income	5,439,734	286,778	269,223	585,605
Securities lending income	13,124	2,106	79	—
Total investment income	13,274,774	535,669	393,372	585,605
EXPENSES:
Investment advisory fees (Note 6)	2,672,199	146,117	141,209	95,671
Interest expense	3,992,121	85,212	79,721	51,578
Licensing fees	143,756	9,955	15,063	10,206
Management service fees (Note 6)	174,140	9,523	9,206	6,242
Professional fees	23,439	5,974	5,949	5,650
Reports to shareholders	31,455	1,728	1,684	1,175
Fund servicing fees	24,260	1,544	1,382	889
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	7,962	437	426	297
Insurance fees	5,279	290	283	197
Excise tax	—	—	388	—
Other	48,104	2,607	2,634	1,910
Total Expenses	7,127,754	268,426	262,984	178,854
Recoupment of expenses to Adviser (Note 6)	—	665	1	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(971)	(4,010)	(6,092)
Net expenses	7,127,754	268,120	258,975	172,762
Net investment income	6,147,020	267,549	134,397	412,843
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(64,853,633)	(4,925,068)	(5,600,062)	—
In-kind redemptions	68,527,714	1,412,167	1,460,976	—
Swap contracts	237,167,017	(3,865,316)	(7,087,789)	(5,949,861)
Net realized gain (loss)	240,841,098	(7,378,217)	(11,226,875)	(5,949,861)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(53,916,153)	1,185,869	2,267,925	—
Swap contracts	(393,815,320)	(4,334,213)	(3,352,634)	4,254,395
Change in net unrealized appreciation (depreciation)	(447,731,473)	(3,148,344)	(1,084,709)	4,254,395
Net realized and unrealized loss	(206,890,375)	(10,526,561)	(12,311,584)	(1,695,466)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(200,743,355)	$(10,259,012)	$(12,177,187)	$(1,282,623)

The accompanying notes are an integral part of these financial statements.

127

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily S&P Biotech Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
INVESTMENT INCOME:
Dividend income	$639,352	$—	$35,897,373	$—
Less: Foreign Withholding Tax	—	—	(969,825)	—
Interest income	6,722,859	1,256,266	73,155,128	13,619,474
Securities lending income	107,030	—	533,334	—
Total investment income	7,469,241	1,256,266	108,616,010	13,619,474
EXPENSES:
Investment advisory fees (Note 6)	2,775,999	214,204	34,454,490	2,297,213
Interest expense	2,081,632	149,181	12,915,047	1,855,701
Licensing fees	296,107	22,848	1,378,180	91,889
Management service fees (Note 6)	180,925	13,961	2,245,593	149,765
Professional fees	24,233	6,450	244,338	21,072
Reports to shareholders	32,807	2,537	407,453	27,426
Fund servicing fees	24,468	2,176	597,984	18,576
Exchange listing fees	1,797	3,055	1,797	1,797
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	8,304	642	103,136	6,942
Insurance fees	5,505	426	68,376	4,603
Other	50,854	3,802	631,424	43,867
Total Expenses	5,484,615	421,266	53,049,802	4,520,835
Recoupment of expenses to Adviser (Note 6)	—	791	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(1,551)	—	—
Less: Investment advisory fees waived (Note 6)	—	—	(6,956,357)	—
Net expenses	5,484,615	420,506	46,093,445	4,520,835
Net investment income	1,984,626	835,760	62,522,565	9,098,639
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(154,359,628)	—	(1,972,876,951)	—
In-kind redemptions	55,812,261	—	919,364,180	—
Swap contracts	(67,410,515)	28,256,799	(4,011,354,955)	298,095,341
Net realized gain (loss)	(165,957,882)	28,256,799	(5,064,867,726)	298,095,341
Change in net unrealized appreciation (depreciation) on:
Investment securities	24,085,924	—	155,206,920	—
Swap contracts	(252,471,420)	2,174,894	(2,546,227)	(97,916,622)
Change in net unrealized appreciation (depreciation)	(228,385,496)	2,174,894	152,660,693	(97,916,622)
Net realized and unrealized gain (loss)	(394,343,378)	30,431,693	(4,912,207,033)	200,178,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(392,358,752)	$31,267,453	$(4,849,684,468)	$209,277,358

The accompanying notes are an integral part of these financial statements.

128

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares	Direxion Daily Transportation Bull 3X Shares	Direxion Daily Utilities Bull 3X Shares
INVESTMENT INCOME:
Dividend income	$7,820,504	$—	$97,532	$478,727
Less: Foreign Withholding Tax	(17,978)	—	—	—
Interest income	25,022,793	1,779,654	125,704	281,166
Securities lending income	5,556	—	92	23
Total investment income	32,830,875	1,779,654	223,328	759,916
EXPENSES:
Investment advisory fees (Note 6)	11,040,370	302,464	67,644	158,770
Interest expense	8,784,722	144,722	36,767	217,762
Licensing fees	870,521	24,064	9,934	12,526
Management service fees (Note 6)	719,423	19,729	4,408	10,347
Professional fees	81,141	7,120	5,426	6,059
Reports to shareholders	129,670	3,678	795	1,872
Fund servicing fees	100,973	2,428	827	1,619
Exchange listing fees	3,595	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	32,823	931	201	474
Insurance fees	21,760	617	133	314
Other	197,668	5,975	1,200	2,868
Total Expenses	21,984,650	516,767	132,374	417,650
Recoupment of expenses to Adviser (Note 6)	—	—	—	2,014
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(9,925)	(793)
Less: Investment advisory fees waived (Note 6)	(818,487)	—	—	—
Net expenses	21,166,163	516,767	122,449	418,871
Net investment income	11,664,712	1,262,887	100,879	341,045
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(119,966,012)	—	(1,303,377)	(533,833)
In-kind redemptions	49,882,519	—	1,030,438	1,873,558
Swap contracts	(41,207,326)	(19,778,033)	(3,484,501)	14,204,721
Net realized gain (loss)	(111,290,819)	(19,778,033)	(3,757,440)	15,544,446
Change in net unrealized appreciation (depreciation) on:
Investment securities	(62,758,945)	—	(1,090,189)	(1,664,727)
Swap contracts	(688,904,298)	14,145,032	(2,057,102)	(18,724,414)
Change in net unrealized appreciation (depreciation)	(751,663,243)	14,145,032	(3,147,291)	(20,389,141)
Net realized and unrealized loss	(862,954,062)	(5,633,001)	(6,904,731)	(4,844,695)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(851,289,350)	$(4,370,114)	$(6,803,852)	$(4,503,650)

The accompanying notes are an integral part of these financial statements.

129

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
INVESTMENT INCOME:
Dividend income	$662,681	$—	$85,587,903	$—
Interest income	402,718	295,087	40,410,174	3,991,938
Securities lending income	968	—	22,306	—
Total investment income	1,066,367	295,087	126,020,383	3,991,938
EXPENSES:
Investment advisory fees (Note 6)	194,074	50,857	20,393,354	692,196
Interest expense	10,683	10,451	2,546,302	435,931
Licensing fees	7,763	4,959	815,735	27,688
Management service fees (Note 6)	12,656	3,315	1,329,506	45,135
Professional fees	6,334	5,313	147,958	9,845
Reports to shareholders	2,339	603	243,401	8,315
Fund servicing fees	1,735	645	171,785	5,558
Exchange listing fees	3,055	3,055	1,797	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	592	153	61,611	2,105
Insurance fees	393	101	40,846	1,396
Other	3,719	934	379,721	13,401
Total Expenses	245,327	82,370	26,134,000	1,246,609
Recoupment of expenses to Adviser (Note 6)	11,184	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(7,500)	—	—
Less: Investment advisory fees waived (Note 6)	—	—	(3,206,721)	—
Net expenses	256,511	74,870	22,927,279	1,246,609
Net investment income	809,856	220,217	103,093,104	2,745,329
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	—	(152,077,289)	—
In-kind redemptions	(100,012)	—	44,824,094	—
Swap contracts	(1,959,326)	339,304	(488,525,673)	28,836,760
Net realized gain (loss)	(2,059,338)	339,304	(595,778,868)	28,836,760
Change in net unrealized appreciation (depreciation) on:
Investment securities	537,633	—	(33,865,254)	—
Swap contracts	2,578,402	(838,174)	(32,572,272)	(15,026,594)
Change in net unrealized appreciation (depreciation)	3,116,035	(838,174)	(66,437,526)	(15,026,594)
Net realized and unrealized gain (loss)	1,056,697	(498,870)	(662,216,394)	13,810,166
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,866,553	$(278,653)	$(559,123,290)	$16,555,495

The accompanying notes are an integral part of these financial statements.

130

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily S&P 500® Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$648,366	$1,026,649	$29,516,892	$40,687,561
Net realized gain (loss)	(12,149,328)	12,400,838	460,298,378	1,639,702,297
Change in net unrealized appreciation (depreciation)	(19,101,830)	21,357,253	(1,262,866,533)	1,221,622,789
Net increase (decrease) in net assets resulting from operations	(30,602,792)	34,784,740	(773,051,263)	2,902,012,647
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(514,308)	(1,139,996)	(24,622,231)	(39,739,010)
Total distributions	(514,308)	(1,139,996)	(24,622,231)	(39,739,010)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	31,997,774	158,173,809	3,497,040,540	8,725,894,453
Cost of shares redeemed	(16,733,013)	(149,058,478)	(3,605,278,826)	(9,309,585,771)
Transaction fees (Note 4)	4,518	37,987	973,792	2,837,580
Net increase (decrease) in net assets resulting from capital transactions	15,269,279	9,153,318	(107,264,494)	(580,853,738)
Total increase (decrease) in net assets	(15,847,821)	42,798,062	(904,937,988)	2,281,419,899
NET ASSETS:
Beginning of year/period	82,371,295	39,573,233	4,906,704,891	2,625,284,992
End of year/period	$66,523,474	$82,371,295	$4,001,766,903	$4,906,704,891
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,550,132	1,400,132	31,150,002	36,400,002
Shares sold	600,000	3,150,000	22,850,000	74,600,000
Shares repurchased	(300,000)	(3,000,000)	(22,900,000)	(79,850,000)
Shares outstanding, end of year/period	1,850,132	1,550,132	31,100,002	31,150,002

The accompanying notes are an integral part of these financial statements.

131

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® Bear 3X Shares		Direxion Daily Small Cap Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$6,621,967	$25,344,974	$12,487,383	$26,063,611
Net realized gain (loss)	(86,713,872)	(351,457,650)	(50,548,014)	561,345,294
Change in net unrealized appreciation (depreciation)	79,115,743	(150,052,216)	(746,489,559)	612,634,156
Net increase (decrease) in net assets resulting from operations	(976,162)	(476,164,892)	(784,550,190)	1,200,043,061
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(7,646,450)	(26,415,736)	(15,765,630)	(24,512,275)
Total distributions	(7,646,450)	(26,415,736)	(15,765,630)	(24,512,275)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	717,665,162	2,080,772,133	1,862,913,643	8,692,020,177
Cost of shares redeemed	(810,859,462)	(1,768,756,462)	(1,557,520,169)	(8,983,594,745)
Transaction fees (Note 4)	243,258	1,326,302	418,474	2,440,243
Net increase (decrease) in net assets resulting from capital transactions	(92,951,042)	313,341,973	305,811,948	(289,134,325)
Total increase (decrease) in net assets	(101,573,654)	(189,238,655)	(494,503,872)	886,396,461
NET ASSETS:
Beginning of year/period	501,716,748	690,955,403	2,158,997,560	1,272,601,099
End of year/period	$400,143,094	$501,716,748	$1,664,493,688	$2,158,997,560
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	72,776,918	40,776,918	51,700,002	55,900,002
Shares sold	109,850,000	211,900,000	50,750,000	234,650,000
Shares repurchased	(121,350,000)	(179,900,000)	(37,200,000)	(238,850,000)
Shares outstanding, end of year/period	61,276,918	72,776,918	65,250,002	51,700,002

The accompanying notes are an integral part of these financial statements.

132

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Small Cap Bear 3X Shares		Direxion Daily FTSE China Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$4,448,455	$15,497,432	$19,295,268	$22,756,675
Net realized loss	(40,076,062)	(206,762,166)	(207,652,269)	(9,619,915)
Change in net unrealized appreciation (depreciation)	115,461,292	(93,150,575)	366,775,799	(64,464,717)
Net increase (decrease) in net assets resulting from operations	79,833,685	(284,415,309)	178,418,798	(51,327,957)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(5,433,765)	(15,633,570)	(21,815,250)	(21,768,257)
Total distributions	(5,433,765)	(15,633,570)	(21,815,250)	(21,768,257)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	631,454,461	4,956,622,532	85,246,222	2,579,332,385
Cost of shares redeemed	(789,014,368)	(4,642,261,009)	(1,140,634,639)	(1,132,836,355)
Transaction fees (Note 4)	236,704	1,392,678	469,555	14,490,359
Net increase (decrease) in net assets resulting from capital transactions	(157,323,203)	315,754,201	(1,054,918,862)	1,460,986,389
Total increase (decrease) in net assets	(82,923,283)	15,705,322	(898,315,314)	1,387,890,175
NET ASSETS:
Beginning of year/period	344,247,181	328,541,859	2,015,945,807	628,055,632
End of year/period	$261,323,898	$344,247,181	$1,117,630,493	$2,015,945,807
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	24,372,797	8,622,797	61,092,767	25,042,767
Shares sold	49,500,000	251,150,000	3,650,000	84,050,000
Shares repurchased	(58,000,000)	(235,400,000)	(30,100,000)	(48,000,000)
Shares outstanding, end of year/period	15,872,797	24,372,797	34,642,767	61,092,767

The accompanying notes are an integral part of these financial statements.

133

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily FTSE China Bear 3X Shares[1]		Direxion Daily FTSE Europe Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$3,778,529	$6,108,210	$306,034	$640,156
Net realized gain (loss)	(40,145,657)	(100,693,444)	(2,594,045)	6,185,685
Change in net unrealized appreciation (depreciation)	(20,417,928)	6,661,370	5,742,600	2,844,458
Net increase (decrease) in net assets resulting from operations	(56,785,056)	(87,923,864)	3,454,589	9,670,299
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,895,135)	(5,609,445)	(297,036)	(699,054)
Total distributions	(3,895,135)	(5,609,445)	(297,036)	(699,054)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	967,198,420	1,293,303,648	28,686,263	4,085,054
Cost of shares redeemed	(866,110,090)	(1,139,625,705)	(15,320,358)	(8,715,207)
Transaction fees (Note 4)	259,802	341,887	3,723	1,998
Net increase (decrease) in net assets resulting from capital transactions	101,348,132	154,019,830	13,369,628	(4,628,155)
Total increase in net assets	40,667,941	60,486,521	16,527,181	4,343,090
NET ASSETS:
Beginning of year/period	184,483,062	123,996,541	21,858,858	17,515,768
End of year/period	$225,151,003	$184,483,062	$38,386,039	$21,858,858
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,501,367	513,867	900,001	1,100,001
Shares sold	21,200,000	10,320,000	1,050,000	150,000
Shares repurchased	(18,341,430)	(8,332,500)	(600,000)	(350,000)
Shares outstanding, end of year/period	5,359,937	2,501,367	1,350,001	900,001

[1]	Effective November 4, 2024, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
The accompanying notes are an integral part of these financial statements.

134

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares		Direxion Daily MSCI Emerging Markets Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$1,182,152	$2,979,031	$314,186	$823,979
Net realized gain (loss)	(6,323,686)	4,414,925	(466,802)	(7,688,934)
Change in net unrealized appreciation (depreciation)	(5,527,225)	26,408,297	(1,648,077)	(4,222,853)
Net increase (decrease) in net assets resulting from operations	(10,668,759)	33,802,253	(1,800,693)	(11,087,808)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,308,465)	(3,081,697)	(308,057)	(876,879)
Total distributions	(1,308,465)	(3,081,697)	(308,057)	(876,879)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,386,345	49,600,858	14,397,657	25,497,054
Cost of shares redeemed	(31,808,684)	(62,657,346)	(12,325,605)	(24,931,937)
Transaction fees (Note 4)	8,329	14,824	3,698	7,480
Net increase (decrease) in net assets resulting from capital transactions	(6,414,010)	(13,041,664)	2,075,750	572,597
Total increase (decrease) in net assets	(18,391,234)	17,678,892	(33,000)	(11,392,090)
NET ASSETS:
Beginning of year/period	82,706,447	65,027,555	16,790,972	28,183,062
End of year/period	$64,315,213	$82,706,447	$16,757,972	$16,790,972
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,431,598	2,881,598	2,095,232	1,845,232
Shares sold	800,000	1,550,000	1,700,000	2,400,000
Shares repurchased	(1,050,000)	(2,000,000)	(1,550,000)	(2,150,000)
Shares outstanding, end of year/period	2,181,598	2,431,598	2,245,232	2,095,232

The accompanying notes are an integral part of these financial statements.

135

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Mexico Bull 3X Shares		Direxion Daily MSCI South Korea Bull 3X Shares[1]
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$525,124	$536,961	$1,920,608	$959,553
Net realized gain (loss)	(6,220,736)	(5,764,550)	(30,011,860)	4,484,121
Change in net unrealized appreciation (depreciation)	11,470,633	(4,031,027)	14,933,711	230,282
Net increase (decrease) in net assets resulting from operations	5,775,021	(9,258,616)	(13,157,541)	5,673,956
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(545,373)	(491,027)	(1,935,729)	(970,525)
Total distributions	(545,373)	(491,027)	(1,935,729)	(970,525)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,465,309	37,515,556	101,604,743	79,679,151
Cost of shares redeemed	(17,159,139)	(13,468,682)	(63,395,172)	(52,751,531)
Transaction fees (Note 4)	3,778	3,342	14,296	12,120
Net increase (decrease) in net assets resulting from capital transactions	(2,690,052)	24,050,216	38,223,867	26,939,740
Total increase in net assets	2,539,596	14,300,573	23,130,597	31,643,171
NET ASSETS:
Beginning of year/period	24,839,820	10,539,247	57,696,147	26,052,976
End of year/period	$27,379,416	$24,839,820	$80,826,744	$57,696,147
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,066,025	566,025	10,350,000	4,750,000
Shares sold	1,350,000	2,250,000	2,405,000	12,000,000
Shares repurchased	(1,500,000)	(750,000)	(1,460,075)	(6,400,000)
Shares outstanding, end of year/period	1,916,025	2,066,025	11,294,925	10,350,000

[1]	Effective February 10, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

136

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Aerospace & Defense Bull 3X Shares		Direxion Daily Consumer Discretionary Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$320,440	$2,355,683	$137,852	$271,627
Net realized gain	23,930,355	65,174,203	6,178,989	7,518,574
Change in net unrealized appreciation (depreciation)	(5,233,521)	43,298,484	(5,969,235)	9,706,732
Net increase in net assets resulting from operations	19,017,274	110,828,370	347,606	17,496,933
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(20,695,686)	(2,077,148)	(114,262)	(266,362)
Total distributions	(20,695,686)	(2,077,148)	(114,262)	(266,362)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,069,361	40,869,864	2,996,796	2,383,352
Cost of shares redeemed	(35,183,651)	(118,032,980)	(8,504,079)	(21,610,377)
Transaction fees (Note 4)	7,472	24,752	1,701	4,492
Net decrease in net assets resulting from capital transactions	(24,106,818)	(77,138,364)	(5,505,582)	(19,222,533)
Total increase (decrease) in net assets	(25,785,230)	31,612,858	(5,272,238)	(1,991,962)
NET ASSETS:
Beginning of year/period	186,970,065	155,357,207	22,930,191	24,922,153
End of year/period	$ 161,184,835	$186,970,065	$17,657,953	$22,930,191
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	5,950,001	9,500,001	600,001	1,150,001
Shares sold	400,000	1,350,000	100,000	100,000
Shares repurchased	(1,100,000)	(4,900,000)	(150,000)	(650,000)
Shares outstanding, end of year/period	5,250,001	5,950,001	550,001	600,001

The accompanying notes are an integral part of these financial statements.

137

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Dow Jones Internet Bull 3X Shares		Direxion Daily Dow Jones Internet Bear 3X Shares[1]
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$315,555	$(23,308)	$249,321	$949,955
Net realized gain (loss)	30,714,813	122,547,695	(8,109,545)	(22,875,904)
Change in net unrealized appreciation (depreciation)	(28,665,444)	16,436,559	3,520,440	(3,874,887)
Net increase (decrease) in net assets resulting from operations	2,364,924	138,960,946	(4,339,784)	(25,800,836)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(142,680)	—	(278,720)	(1,078,267)
Total distributions	(142,680)	—	(278,720)	(1,078,267)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,322,656	30,848,130	6,573,229	41,575,860
Cost of shares redeemed	(30,276,269)	(153,623,373)	(7,541,534)	(34,232,422)
Transaction fees (Note 4)	6,749	32,983	2,259	10,270
Net increase (decrease) in net assets resulting from capital transactions	(19,946,864)	(122,742,260)	(966,046)	7,353,708
Total increase (decrease) in net assets	(17,724,620)	16,218,686	(5,584,550)	(19,525,395)
NET ASSETS:
Beginning of year/period	134,852,836	118,634,150	17,127,110	36,652,505
End of year/period	$117,128,216	$134,852,836	$11,542,560	$17,127,110
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	6,600,001	13,750,001	346,995	231,995
Shares sold	450,000	1,850,000	200,000	575,000
Shares repurchased	(1,100,000)	(9,000,000)	(200,215)	(460,000)
Shares outstanding, end of year/period	5,950,001	6,600,001	346,780	346,995

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

138

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$12,754,850	$26,909,433	$1,926,655	$6,460,140
Net realized gain (loss)	756,451,717	856,150,641	(47,715,203)	(99,496,728)
Change in net unrealized appreciation (depreciation)	(679,047,411)	1,094,151,753	29,394,099	(56,008,541)
Net increase (decrease) in net assets resulting from operations	90,159,156	1,977,211,827	(16,394,449)	(149,045,129)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(10,364,532)	(29,119,868)	(2,224,849)	(6,527,992)
Total distributions	(10,364,532)	(29,119,868)	(2,224,849)	(6,527,992)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	403,123,025	1,245,752,570	193,190,436	1,300,328,127
Cost of shares redeemed	(606,482,649)	(2,252,694,744)	(196,408,081)	(1,184,411,043)
Transaction fees (Note 4)	133,384	535,777	58,922	355,324
Net increase (decrease) in net assets resulting from capital transactions	(203,226,240)	(1,006,406,397)	(3,158,723)	116,272,408
Total increase (decrease) in net assets	(123,431,616)	941,685,562	(21,778,021)	(39,300,713)
NET ASSETS:
Beginning of year/period	2,374,110,197	1,432,424,635	128,316,186	167,616,899
End of year/period	$2,250,678,581	$2,374,110,197	$106,538,165	$128,316,186
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	17,149,289	26,799,289	17,453,350	7,753,350
Shares sold	2,750,000	13,050,000	33,850,000	101,850,000
Shares repurchased	(3,750,000)	(22,700,000)	(31,900,000)	(92,150,000)
Shares outstanding, end of year/period	16,149,289	17,149,289	19,403,350	17,453,350

The accompanying notes are an integral part of these financial statements.

139

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Healthcare Bull 3X Shares		Direxion Daily Homebuilders & Supplies Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$859,221	$2,172,749	$2,430,039	$1,365,901
Net realized gain (loss)	(14,780,936)	5,377,132	(99,267,893)	217,739,079
Change in net unrealized appreciation (depreciation)	(13,942,019)	63,996,255	(144,584,032)	59,300,635
Net increase (decrease) in net assets resulting from operations	(27,863,734)	71,546,136	(241,421,886)	278,405,615
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(709,764)	(2,549,412)	(2,094,738)	(1,197,408)
Return of capital	—	(2,143)	—	—
Total distributions	(709,764)	(2,551,555)	(2,094,738)	(1,197,408)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,179,141	11,362,108	462,859,052	236,073,974
Cost of shares redeemed	(38,253,176)	(80,544,553)	(305,464,549)	(334,550,672)
Transaction fees (Note 4)	10,938	19,070	73,700	68,545
Net increase (decrease) in net assets resulting from capital transactions	7,936,903	(69,163,375)	157,468,203	(98,408,153)
Total increase (decrease) in net assets	(20,636,595)	(168,794)	(86,048,421)	178,800,054
NET ASSETS:
Beginning of year/period	153,896,151	154,064,945	328,359,188	149,559,134
End of year/period	$ 133,259,556	$153,896,151	$242,310,767	$328,359,188
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,350,008	1,950,008	2,550,000	3,400,000
Shares sold	450,000	100,000	5,400,000	2,000,000
Shares repurchased	(350,000)	(700,000)	(3,400,000)	(2,850,000)
Shares outstanding, end of year/period	1,450,008	1,350,008	4,550,000	2,550,000

The accompanying notes are an integral part of these financial statements.

140

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Industrials Bull 3X Shares		Direxion Daily Pharmaceutical & Medical Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$110,133	$344,964	$60,547	$216,209
Net realized gain (loss)	4,934,352	7,539,342	(1,230,585)	133,597
Change in net unrealized appreciation (depreciation)	(10,649,170)	14,446,912	(2,980,760)	7,091,853
Net increase (decrease) in net assets resulting from operations	(5,604,685)	22,331,218	(4,150,798)	7,441,659
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,022,339)	(331,010)	(52,626)	(221,030)
Total distributions	(2,022,339)	(331,010)	(52,626)	(221,030)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,205,608	13,931,367	5,885,827	11,773,287
Cost of shares redeemed	(6,179,655)	(18,667,117)	(2,870,905)	(12,404,588)
Transaction fees (Note 4)	1,236	3,734	574	2,700
Net increase (decrease) in net assets resulting from capital transactions	27,189	(4,732,016)	3,015,496	(628,601)
Total increase (decrease) in net assets	(7,599,835)	17,268,192	(1,187,928)	6,592,028
NET ASSETS:
Beginning of year/period	37,009,964	19,741,772	14,772,235	8,180,207
End of year/period	$29,410,129	$37,009,964	$13,584,307	$14,772,235
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	600,001	700,001	1,650,001	1,600,001
Shares sold	100,000	300,000	1,100,000	1,700,000
Shares repurchased	(100,000)	(400,000)	(350,000)	(1,650,000)
Shares outstanding, end of year/period	600,001	600,001	2,400,001	1,650,001

The accompanying notes are an integral part of these financial statements.

141

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$855,674	$2,138,367	$927,805	$3,538,315
Net realized gain (loss)	13,475,121	2,625,106	(9,013,799)	(47,746,100)
Change in net unrealized appreciation (depreciation)	(28,895,184)	43,667,147	11,316,721	(48,922,997)
Net increase (decrease) in net assets resulting from operations	(14,564,389)	48,430,620	3,230,727	(93,130,782)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(709,205)	(1,897,536)	(1,098,363)	(3,854,456)
Return of capital	—	(104,343)	—	—
Total distributions	(709,205)	(2,001,879)	(1,098,363)	(3,854,456)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,981,251	55,846,289	2,550,042	334,872,148
Cost of shares redeemed	(34,957,167)	(50,377,351)	(24,528,774)	(323,587,303)
Transaction fees (Note 4)	7,487	10,992	7,359	97,076
Net increase (decrease) in net assets resulting from capital transactions	(22,968,429)	5,479,930	(21,971,373)	11,381,921
Total increase (decrease) in net assets	(38,242,023)	51,908,671	(19,839,009)	(85,603,317)
NET ASSETS:
Beginning of year/period	96,619,988	44,711,317	66,357,493	151,960,810
End of year/period	$58,377,965	$96,619,988	$46,518,484	$66,357,493
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	8,100,000	7,300,000	2,584,045	2,334,045
Shares sold	1,250,000	5,950,000	100,000	8,000,000
Shares repurchased	(3,250,000)	(5,150,000)	(900,000)	(7,750,000)
Shares outstanding, end of year/period	6,100,000	8,100,000	1,784,045	2,584,045

The accompanying notes are an integral part of these financial statements.

142

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Regional Banks Bull 3X Shares		Direxion Daily Retail Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$6,147,020	$18,469,771	$267,549	$667,000
Net realized gain (loss)	240,841,098	343,059,316	(7,378,217)	19,505,410
Change in net unrealized appreciation (depreciation)	(447,731,473)	369,631,528	(3,148,344)	6,868,023
Net increase (decrease) in net assets resulting from operations	(200,743,355)	731,160,615	(10,259,012)	27,040,433
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(4,792,079)	(18,854,004)	(232,054)	(698,835)
Total distributions	(4,792,079)	(18,854,004)	(232,054)	(698,835)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	434,801,133	937,670,554	20,119,085	34,649,148
Cost of shares redeemed	(454,677,198)	(1,335,137,365)	(15,950,098)	(59,193,535)
Transaction fees (Note 4)	102,130	293,603	4,113	13,827
Net increase (decrease) in net assets resulting from capital transactions	(19,773,935)	(397,173,208)	4,173,100	(24,530,560)
Total increase (decrease) in net assets	(225,309,369)	315,133,403	(6,317,966)	1,811,038
NET ASSETS:
Beginning of year/period	762,914,032	447,780,629	40,765,257	38,954,219
End of year/period	$537,604,663	$762,914,032	$34,447,291	$40,765,257
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	6,973,935	9,973,935	4,871,105	7,621,105
Shares sold	4,700,000	12,950,000	3,000,000	4,100,000
Shares repurchased	(3,750,000)	(15,950,000)	(1,700,000)	(6,850,000)
Shares outstanding, end of year/period	7,923,935	6,973,935	6,171,105	4,871,105

The accompanying notes are an integral part of these financial statements.

143

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® High Beta Bull 3X Shares		Direxion Daily S&P 500® High Beta Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$134,397	$681,610	$412,843	$1,609,897
Net realized gain (loss)	(11,226,875)	34,108,089	(5,949,861)	(20,736,858)
Change in net unrealized appreciation (depreciation)	(1,084,709)	17,133,141	4,254,395	(20,988,628)
Net increase (decrease) in net assets resulting from operations	(12,177,187)	51,922,840	(1,282,623)	(40,115,589)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(87,572)	(684,425)	(475,382)	(1,760,835)
Total distributions	(87,572)	(684,425)	(475,382)	(1,760,835)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	43,142,033	27,106,274	39,417,175	71,603,904
Cost of shares redeemed	(24,052,450)	(98,444,169)	(43,125,106)	(61,523,668)
Transaction fees (Note 4)	6,302	22,138	12,937	18,457
Net increase (decrease) in net assets resulting from capital transactions	19,095,885	(71,315,757)	(3,694,994)	10,098,693
Total increase (decrease) in net assets	6,831,126	(20,077,342)	(5,452,999)	(31,777,731)
NET ASSETS:
Beginning of year/period	39,105,615	59,182,957	29,841,317	61,619,048
End of year/period	$45,936,741	$39,105,615	$24,388,318	$29,841,317
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	964,370	2,814,370	1,425,454	1,025,454
Shares sold	1,650,000	700,000	1,950,000	2,600,000
Shares repurchased	(700,000)	(2,550,000)	(2,050,000)	(2,200,000)
Shares outstanding, end of year/period	1,914,370	964,370	1,325,454	1,425,454

The accompanying notes are an integral part of these financial statements.

144

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P Biotech Bull 3X Shares		Direxion Daily S&P Biotech Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$1,984,626	$2,687,049	$835,760	$4,474,520
Net realized gain (loss)	(165,957,882)	405,246,921	28,256,799	(46,441,054)
Change in net unrealized appreciation (depreciation)	(228,385,496)	430,346,652	2,174,894	(17,914,515)
Net increase (decrease) in net assets resulting from operations	(392,358,752)	838,280,622	31,267,453	(59,881,049)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(956,169)	(4,277,465)	(1,070,919)	(4,302,906)
Return of capital	—	(1,053,048)	—	—
Total distributions	(956,169)	(5,330,513)	(1,070,919)	(4,302,906)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	747,082,482	1,568,713,191	286,648,988	1,021,935,854
Cost of shares redeemed	(644,435,889)	(2,192,242,411)	(346,795,668)	(942,123,153)
Transaction fees (Note 4)	154,357	501,573	104,038	282,637
Net increase (decrease) in net assets resulting from capital transactions	102,800,950	(623,027,647)	(60,042,642)	80,095,338
Total increase (decrease) in net assets	(290,513,971)	209,922,462	(29,846,108)	15,911,383
NET ASSETS:
Beginning of year/period	887,427,379	677,504,917	77,835,733	61,924,350
End of year/period	$596,913,408	$887,427,379	$47,989,625	$77,835,733
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	7,424,486	12,445,580	12,616,024	2,316,024
Shares sold	9,650,000	13,985,000	42,650,000	127,850,000
Shares repurchased	(7,250,000)	(19,006,094)	(49,150,000)	(117,550,000)
Shares outstanding, end of year/period	9,824,486	7,424,486	6,116,024	12,616,024

The accompanying notes are an integral part of these financial statements.

145

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$62,522,565	$80,266,131	$9,098,639	$38,158,402
Net realized gain (loss)	(5,064,867,726)	5,954,291,958	298,095,341	(952,672,495)
Change in net unrealized appreciation (depreciation)	152,660,693	538,143,503	(97,916,622)	(111,617,494)
Net increase (decrease) in net assets resulting from operations	(4,849,684,468)	6,572,701,592	209,277,358	(1,026,131,587)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(54,303,934)	(76,014,041)	(11,062,683)	(38,472,872)
Total distributions	(54,303,934)	(76,014,041)	(11,062,683)	(38,472,872)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,946,360,168	25,562,714,730	4,313,388,230	8,057,514,286
Cost of shares redeemed	(9,761,140,526)	(27,548,978,143)	(4,633,965,835)	(6,848,285,720)
Transaction fees (Note 4)	2,289,698	7,043,432	1,390,190	3,079,340
Net increase (decrease) in net assets resulting from capital transactions	4,187,509,340	(1,979,219,981)	(319,187,415)	1,212,307,906
Total increase (decrease) in net assets	(716,479,062)	4,517,467,570	(120,972,740)	147,703,447
NET ASSETS:
Beginning of year/period	9,927,017,716	5,409,550,146	857,809,148	710,105,701
End of year/period	$9,210,538,654	$9,927,017,716	$736,836,408	$857,809,148
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	331,650,060	362,550,060	37,086,522	5,242,344
Shares sold	856,950,000	703,950,000	197,400,000	245,680,000
Shares repurchased	(431,100,000)	(734,850,000)	(195,400,000)	(213,835,822)
Shares outstanding, end of year/period	757,500,060	331,650,060	39,086,522	37,086,522

The accompanying notes are an integral part of these financial statements.

146

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares[1]
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$11,664,712	$11,931,572	$1,262,887	$4,629,283
Net realized gain (loss)	(111,290,819)	1,125,093,884	(19,778,033)	(93,687,980)
Change in net unrealized appreciation (depreciation)	(751,663,243)	738,176,319	14,145,032	(1,329,015)
Net increase (decrease) in net assets resulting from operations	(851,289,350)	1,875,201,775	(4,370,114)	(90,387,712)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(9,428,118)	(11,519,235)	(1,449,144)	(4,898,417)
Total distributions	(9,428,118)	(11,519,235)	(1,449,144)	(4,898,417)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	549,323,343	3,339,904,681	200,930,837	1,353,262,080
Cost of shares redeemed	(509,084,744)	(4,136,493,265)	(218,248,686)	(1,271,502,400)
Transaction fees (Note 4)	135,081	958,422	65,460	381,449
Net increase (decrease) in net assets resulting from capital transactions	40,373,680	(795,630,162)	(17,252,389)	82,141,129
Total increase (decrease) in net assets	(820,343,788)	1,068,052,378	(23,071,647)	(13,145,000)
NET ASSETS:
Beginning of year/period	3,083,013,112	2,014,960,734	101,355,214	114,500,214
End of year/period	$2,262,669,324	$3,083,013,112	$78,283,567	$101,355,214
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	37,650,000	47,550,000	1,825,026	710,026
Shares sold	9,250,000	47,350,000	3,685,000	16,115,000
Shares repurchased	(6,000,000)	(57,250,000)	(3,870,924)	(15,000,000)
Shares outstanding, end of year/period	40,900,000	37,650,000	1,639,102	1,825,026

[1]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

147

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Transportation Bull 3X Shares		Direxion Daily Utilities Bull 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$100,879	$353,344	$341,045	$939,627
Net realized gain (loss)	(3,757,440)	6,134,094	15,544,446	11,316,701
Change in net unrealized appreciation (depreciation)	(3,147,291)	6,707,483	(20,389,141)	25,163,378
Net increase (decrease) in net assets resulting from operations	(6,803,852)	13,194,921	(4,503,650)	37,419,706
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(91,990)	(367,458)	(328,936)	(1,032,613)
Total distributions	(91,990)	(367,458)	(328,936)	(1,032,613)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,765,461	6,686,797	10,103,337	61,115,484
Cost of shares redeemed	(8,054,742)	(15,701,082)	(31,788,064)	(80,071,150)
Transaction fees (Note 4)	1,884	3,141	7,544	16,773
Net decrease in net assets resulting from capital transactions	(1,287,397)	(9,011,144)	(21,677,183)	(18,938,893)
Total increase (decrease) in net assets	(8,183,239)	3,816,319	(26,509,769)	17,448,200
NET ASSETS:
Beginning of year/period	21,240,551	17,424,232	55,279,905	37,831,705
End of year/period	$ 13,057,312	$21,240,551	$28,770,136	$55,279,905
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	650,001	900,001	1,450,001	2,100,001
Shares sold	300,000	250,000	300,000	2,300,000
Shares repurchased	(250,000)	(500,000)	(900,000)	(2,950,000)
Shares outstanding, end of year/period	700,001	650,001	850,001	1,450,001

The accompanying notes are an integral part of these financial statements.

148

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$809,856	$1,466,477	$220,217	$663,079
Net realized gain (loss)	(2,059,338)	(1,118,015)	339,304	1,891,636
Change in net unrealized appreciation (depreciation)	3,116,035	7,999,329	(838,174)	(6,176,265)
Net increase (decrease) in net assets resulting from operations	1,866,553	8,347,791	(278,653)	(3,621,550)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(795,893)	(1,486,393)	(241,919)	(715,511)
Total distributions	(795,893)	(1,486,393)	(241,919)	(715,511)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,850,609	43,372,533	2,867,147	7,143,989
Cost of shares redeemed	(17,300,742)	(41,736,665)	(7,118,295)	(17,695,600)
Transaction fees (Note 4)	4,598	10,569	2,136	5,309
Net increase (decrease) in net assets resulting from capital transactions	(3,445,535)	1,646,437	(4,249,012)	(10,546,302)
Total increase (decrease) in net assets	(2,374,875)	8,507,835	(4,769,584)	(14,883,363)
NET ASSETS:
Beginning of year/period	52,792,555	44,284,720	14,745,955	29,629,318
End of year/period	$50,417,680	$52,792,555	$9,976,371	$14,745,955
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,100,000	1,950,000	1,050,000	1,800,000
Shares sold	550,000	1,650,000	200,000	500,000
Shares repurchased	(700,000)	(1,500,000)	(500,000)	(1,250,000)
Shares outstanding, end of year/period	1,950,000	2,100,000	750,000	1,050,000

The accompanying notes are an integral part of these financial statements.

149

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income	$103,093,104	$165,170,888	$2,745,329	$8,521,496
Net realized gain (loss)	(595,778,868)	(481,990,690)	28,836,760	(84,727,793)
Change in net unrealized appreciation (depreciation)	(66,437,526)	747,707,057	(15,026,594)	(35,851,867)
Net increase (decrease) in net assets resulting from operations	(559,123,290)	430,887,255	16,555,495	(112,058,164)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(101,210,078)	(160,750,393)	(2,858,807)	(9,322,553)
Total distributions	(101,210,078)	(160,750,393)	(2,858,807)	(9,322,553)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,964,656,234	12,461,286,545	217,275,992	2,349,060,046
Cost of shares redeemed	(2,562,209,877)	(8,968,495,310)	(239,786,838)	(2,453,063,679)
Transaction fees (Note 4)	603,607	2,442,361	71,936	1,572,279
Net increase (decrease) in net assets resulting from capital transactions	(596,950,036)	3,495,233,596	(22,438,910)	(102,431,354)
Total increase (decrease) in net assets	(1,257,283,404)	3,765,370,458	(8,742,222)	(223,812,071)
NET ASSETS:
Beginning of year/period	6,061,473,832	2,296,103,374	177,731,119	401,543,190
End of year/period	$4,804,190,428	$6,061,473,832	$168,988,897	$177,731,119
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	126,198,386	57,830,000	5,147,044	7,797,044
Shares sold	46,300,000	236,425,000	6,000,000	67,650,000
Shares repurchased	(56,650,000)	(168,056,614)	(6,450,000)	(70,300,000)
Shares outstanding, end of year/period	115,848,386	126,198,386	4,697,044	5,147,044

The accompanying notes are an integral part of these financial statements.

150

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$53.14	$0.38	$(17.26)	$(16.88)	$(0.30)	$ —	$ —	$(0.30)	$35.96	−31.92%	$66,523	1.34%	1.33%	1.48%	0.95%	0.94%	1.87%	28%
For the Year Ended October 31, 2024	28.26	0.63	24.97	25.60	(0.72)	—	—	(0.72)	53.14	90.91%	82,371	1.43%	1.41%	1.32%	0.95%	0.93%	1.80%	129%
For the Year Ended October 31, 2023	36.77	0.53	(8.65)	(8.12)	(0.39)	—	—	(0.39)	28.26	−22.31%	39,573	1.23%	1.24%	1.39%	0.95%	0.96%	1.67%	17%
For the Year Ended October 31, 2022	67.09	0.15	(30.47)	(30.32)	—	—	—	—	36.77	−45.19%	47,801	0.98%	0.99%	0.31%	0.95%	0.96%	0.34%	54%
For the Year Ended October 31, 2021	22.89	(0.08)	44.29	44.21	(0.01)	—	—	(0.01)	67.09	193.19%	90,584	0.96%	0.95%	(0.14)%	0.95%	0.94%	(0.13)%	33%
For the Year Ended October 31, 2020	42.25	0.06	(19.24)	(19.18)	(0.17)	—	(0.01)	(0.18)	22.89	−45.61%	40,055	1.00%	1.06%	0.25%	0.95%	1.01%	0.30%	91%
Direxion Daily S&P 500® Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	157.52	0.97	(29.01)	(28.04)	(0.81)	—	—	(0.81)	128.67	−17.90%	4,001,767	1.29%	1.40%	1.21%	0.81%	0.92%	1.69%	40%
For the Year Ended October 31, 2024	72.12	1.25	85.38	86.63	(1.23)	—	—	(1.23)	157.52	120.50%	4,906,705	1.57%	1.67%	0.98%	0.81%	0.91%	1.74%	29%
For the Year Ended October 31, 2023	65.97	0.87	6.12	6.99	(0.84)	—	—	(0.84)	72.12	10.54%	2,625,285	1.31%	1.35%	1.10%	0.88%	0.92%	1.53%	65%
For the Year Ended October 31, 2022	130.30	0.22	(64.36)	(64.14)	(0.19)	—	—	(0.19)	65.97	−49.27%	2,546,628	0.91%	0.96%	0.23%	0.88%	0.93%	0.26%	113%
For the Year Ended October 31, 2021	48.08	0.13	82.25	82.38	(0.16)	—	—	(0.16)	130.30	171.57%	3,348,750	0.91%	0.93%	0.14%	0.90%	0.92%	0.15%	28%
For the Year Ended October 31, 2020	55.25	0.16	(7.02)	(6.86)	(0.31)	—	—	(0.31)	48.08	−12.54%	1,331,734	1.03%	1.04%	0.34%	0.95%	0.96%	0.42%	223%
Direxion Daily S&P 500® Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	6.89	0.11	(0.34)	(0.23)	(0.13)	—	—	(0.13)	6.53	−3.26%	400,143	1.12%	1.12%	3.42%	0.92%	0.92%	3.62%	0%
For the Year Ended October 31, 2024	16.94	0.42	(10.03)	(9.61)	(0.44)	—	—	(0.44)	6.89	−57.19%	501,717	1.03%	1.03%	4.62%	0.91%	0.91%	4.74%	0%
For the Year Ended October 31, 2023	22.66	0.58	(5.75)	(5.17)	(0.55)	—	—	(0.55)	16.94	−22.66%	690,955	1.17%	1.15%	3.49%	0.94%	0.92%	3.72%	0%
For the Year Ended October 31, 2022	18.78	0.04	3.84	3.88	—	—	—	—	22.66	20.66%	887,711	1.08%	1.06%	0.20%	0.95%	0.93%	0.33%	0%
For the Year Ended October 31, 2021	61.00	(0.27)	(41.95)	(42.22)	—	—	—	—	18.78	−69.21%	388,357	0.95%	0.92%	(0.92)%	0.95%	0.92%	(0.92)%	0%
For the Year Ended October 31, 2020	160.60	(0.40)	(98.60)	(99.00)	(0.40)	—	(0.20)	(0.60)	61.00	−61.87%	803,180	0.96%	0.99%	(0.45)%	0.95%	0.98%	(0.44)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	41.76	0.23	(16.20)	(15.97)	(0.28)	—	—	(0.28)	25.51	−38.47%	1,664,494	1.34%	1.36%	1.18%	0.88%	0.90%	1.64%	83%
For the Year Ended October 31, 2024	22.77	0.46	18.96	19.42	(0.43)	—	—	(0.43)	41.76	85.49%	2,158,998	1.27%	1.29%	1.19%	0.87%	0.89%	1.59%	222%
For the Year Ended October 31, 2023	38.28	0.48	(15.61)	(15.13)	(0.38)	—	—	(0.38)	22.77	−39.82%	1,272,601	1.24%	1.24%	1.43%	0.91%	0.91%	1.76%	102%
For the Year Ended October 31, 2022	93.14	0.11	(54.92)	(54.81)	(0.05)	—	—	(0.05)	38.28	−58.86%	1,217,463	0.94%	0.94%	0.22%	0.91%	0.91%	0.25%	114%
For the Year Ended October 31, 2021	32.03	(0.23)	61.35	61.12	(0.01)	—	—	(0.01)	93.14	190.83%	1,499,519	0.91%	0.91%	(0.28)%	0.90%	0.90%	(0.27)%	62%
For the Year Ended October 31, 2020	59.64	0.02	(27.47)	(27.45)	(0.12)	—	(0.04)	(0.16)	32.03	−46.16%	831,202	1.03%	1.01%	0.06%	0.95%	0.93%	0.14%	76%

The accompanying notes are an integral part of these financial statements.

151

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$14.12	$0.21	$2.45	$2.66	$(0.32)	$ —	$ —	$(0.32)	$16.46	19.17%	$261,324	1.35%	1.35%	3.16%	0.90%	0.90%	3.61%	0%
For the Year Ended October 31, 2024	38.10	0.70	(23.95)	(23.25)	(0.73)	—	—	(0.73)	14.12	−61.41%	344,247	1.29%	1.29%	4.03%	0.90%	0.90%	4.42%	0%
For the Year Ended October 31, 2023	32.33	0.99	5.76	6.75	(0.98)	—	—	(0.98)	38.10	21.75%	328,542	1.30%	1.30%	3.45%	0.90%	0.90%	3.85%	0%
For the Year Ended October 31, 2022	26.89	0.01	5.43	5.44	—	—	—	—	32.33	20.23%	547,165	0.99%	0.99%	0.04%	0.91%	0.91%	0.12%	0%
For the Year Ended October 31, 2021	124.40	(0.33)	(97.18)	(97.51)	—	—	—	—	26.89	−78.38%	504,783	0.94%	0.90%	(0.91)%	0.94%	0.90%	(0.91)%	0%
For the Year Ended October 31, 2020	345.52	(0.88)	(218.88)	(219.76)	(0.96)	—	(0.40)	(1.36)	124.40	−63.86%	545,802	0.97%	0.97%	(0.46)%	0.95%	0.95%	(0.44)%	0%
Direxion Daily FTSE China Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	33.00	0.38	(0.70)	(0.32)	(0.42)	—	—	(0.42)	32.26	−0.92%	1,117,630	1.47%	1.48%	2.34%	0.92%	0.93%	2.89%	107%
For the Year Ended October 31, 2024	25.08	0.54	7.97	8.51	(0.59)	—	—	(0.59)	33.00	35.26%	2,015,946	1.53%	1.53%	2.32%	0.92%	0.92%	2.93%	274%
For the Year Ended October 31, 2023	19.95	0.86	5.21	6.07	(0.94)	—	—	(0.94)	25.08	28.74%	628,056	1.15%	1.14%	2.23%	0.95%	0.94%	2.43%	126%
For the Year Ended October 31, 2022	223.80	0.70	(204.20)	(203.50)	(0.35)	—	—	(0.35)	19.95	−91.06%	217,357	0.97%	0.97%	0.78%	0.95%	0.95%	0.80%	102%
For the Year Ended October 31, 2021	335.60	0.60	(109.60)	(109.00)	(2.80)	—	—	(2.80)	223.80	−32.82%	482,288	0.95%	0.93%	0.17%	0.95%	0.93%	0.17%	50%
For the Year Ended October 31, 2020	361.00	3.00	(24.80)	(21.80)	(3.20)	—	(0.40)	(3.60)	335.60	−6.03%	260,909	0.99%	1.01%	0.96%	0.95%	0.97%	1.00%	264%
Direxion Daily FTSE China Bear 3X Shares[11]
For the Six Months Ended April 30, 2025 (Unaudited)	73.75	0.84	(12.77)	(11.93)	(19.81)	—	—	(19.81)	42.01	−42.04%	225,151	1.20%	1.19%	3.40%	0.94%	0.93%	3.66%	0%
For the Year Ended October 31, 2024	241.40	6.23	(173.45)	(167.22)	(0.43)	—	—	(0.43)	73.75	−67.92%	184,483	1.34%	1.32%	4.19%	0.95%	0.93%	4.58%	0%
For the Year Ended October 31, 2023	763.20	6.80	(522.00)	(515.20)	(6.60)	—	—	(6.60)	241.40	−67.40%	123,997	1.58%	1.58%	3.29%	0.95%	0.95%	3.92%	0%
For the Year Ended October 31, 2022	337.20	0.40	425.60	426.00	—	—	—	—	763.20	126.33%	168,948	1.06%	1.06%	0.09%	0.95%	0.95%	0.20%	0%
For the Year Ended October 31, 2021	418.20	(2.80)	(78.20)	(81.00)	—	—	—	—	337.20	−19.37%	66,230	0.95%	0.98%	(0.93)%	0.95%	0.98%	(0.93)%	0%
For the Year Ended October 31, 2020	998.80	(1.00)	(575.60)	(576.60)	(2.20)	—	(1.80)	(4.00)	418.20	−57.94%	44,477	0.98%	1.03%	(0.14)%	0.95%	1.00%	(0.11)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	24.29	0.32	4.11	4.43	(0.29)	—	—	(0.29)	28.43	18.55%	38,386	1.25%	1.26%	2.63%	0.95%	0.96%	2.93%	0%
For the Year Ended October 31, 2024	15.92	0.66	8.42	9.08	(0.71)	—	—	(0.71)	24.29	56.86%	21,859	1.41%	1.41%	2.68%	0.95%	0.95%	3.14%	0%
For the Year Ended October 31, 2023	12.83	0.48	3.11	3.59	(0.50)	—	—	(0.50)	15.92	27.29%	17,516	1.48%	1.48%	2.36%	0.95%	0.95%	2.89%	15%
For the Year Ended October 31, 2022	38.34	0.28	(25.53)	(25.25)	(0.26)	—	—	(0.26)	12.83	−66.00%	17,965	0.98%	0.99%	1.16%	0.95%	0.96%	1.19%	0%
For the Year Ended October 31, 2021	14.48	0.15	23.85	24.00	(0.14)	—	—	(0.14)	38.34	165.99%	47,924	0.96%	0.93%	0.45%	0.95%	0.92%	0.46%	51%
For the Year Ended October 31, 2020	29.27	0.09	(14.74)	(14.65)	(0.14)	—	—	(0.14)	14.48	−50.09%	13,757	1.03%	1.09%	0.43%	0.95%	1.01%	0.51%	101%

The accompanying notes are an integral part of these financial statements.

152

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI Emerging Markets Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$34.01	$0.51	$(4.48)	$(3.97)	$(0.56)	$ —	$ —	$(0.56)	$29.48	−11.81%	$64,315	1.43%	1.45%	3.32%	0.95%	0.97%	3.80%	77%
For the Year Ended October 31, 2024	22.57	1.10	11.49	12.59	(1.15)	—	—	(1.15)	34.01	56.23%	82,706	1.45%	1.41%	3.56%	0.95%	0.91%	4.06%	220%
For the Year Ended October 31, 2023	21.64	1.11	0.75	1.86	(0.93)	—	—	(0.93)	22.57	7.70%	65,028	1.15%	1.17%	3.66%	0.95%	0.97%	3.86%	320%
For the Year Ended October 31, 2022	81.27	0.37	(60.00)	(59.63)	—	—	—	—	21.64	−73.37%	49,367	0.96%	0.97%	0.74%	0.95%	0.96%	0.75%	262%
For the Year Ended October 31, 2021	59.82	(0.15)	21.73	21.58	(0.09)	—	(0.04)	(0.13)	81.27	36.04%	169,181	0.96%	0.94%	(0.16)%	0.95%	0.93%	(0.15)%	87%
For the Year Ended October 31, 2020	73.05	0.27	(13.07)	(12.80)	(0.43)	—	—	(0.43)	59.82	−16.88%	136,479	1.02%	1.04%	0.46%	0.95%	0.97%	0.53%	192%
Direxion Daily MSCI Emerging Markets Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	8.01	0.14	(0.56)	(0.42)	(0.13)	—	—	(0.13)	7.46	−5.25%	16,758	1.12%	1.47%	3.32%	0.95%	1.30%	3.49%	0%
For the Year Ended October 31, 2024	15.27	0.44	(7.22)	(6.78)	(0.48)	—	—	(0.48)	8.01	−44.83%	16,791	1.18%	1.52%	4.32%	0.95%	1.29%	4.55%	0%
For the Year Ended October 31, 2023	20.95	0.44	(5.71)	(5.27)	(0.41)	—	—	(0.41)	15.27	−24.78%	28,183	1.41%	1.61%	3.36%	0.95%	1.15%	3.82%	0%
For the Year Ended October 31, 2022	9.03	(0.00)	11.92	11.92	—	—	—	—	20.95	132.00%	56,453	1.10%	1.23%	—%	0.95%	1.08%	0.15%	0%
For the Year Ended October 31, 2021	17.25	(0.08)	(8.14)	(8.22)	—	—	—	—	9.03	−47.65%	26,590	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	42.02	(0.04)	(24.56)	(24.60)	(0.11)	—	(0.06)	(0.17)	17.25	−58.79%	38,720	0.98%	1.08%	(0.12)%	0.95%	1.05%	(0.09)%	0%
Direxion Daily MSCI Mexico Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	12.02	0.28	2.27	2.55	(0.28)	—	—	(0.28)	14.29	22.14%	27,379	1.04%	1.06%	4.96%	0.95%	0.97%	5.05%	53%
For the Year Ended October 31, 2024	18.62	0.56	(6.58)	(6.02)	(0.58)	—	—	(0.58)	12.02	−33.99%	24,840	1.22%	1.25%	2.79%	0.95%	0.98%	3.06%	56%
For the Year Ended October 31, 2023	17.49	0.47	1.10	1.57	(0.44)	—	—	(0.44)	18.62	8.49%	10,539	2.12%	2.20%	1.88%	0.95%	1.03%	3.05%	71%
For the Year Ended October 31, 2022	16.62	0.21	0.83	1.04	(0.17)	—	—	(0.17)	17.49	6.35%	11,650	0.98%	1.09%	1.27%	0.95%	1.06%	1.30%	25%
For the Year Ended October 31, 2021	6.40	(0.01)	10.27	10.26	(0.04)	—	—	(0.04)	16.62	160.49%	15,225	0.96%	0.99%	(0.04)%	0.95%	0.98%	(0.03)%	180%
For the Year Ended October 31, 2020	26.06	0.02	(19.58)	(19.56)	(0.08)	—	(0.02)	(0.10)	6.40	−75.36%	10,660	1.03%	1.26%	0.18%	0.95%	1.18%	0.26%	188%
Direxion Daily MSCI South Korea Bull 3X Shares[13]
For the Six Months Ended April 30, 2025 (Unaudited)	55.70	0.93	(48.19)	(47.26)	(1.28)	—	—	(1.28)	7.16	−25.25%	80,827	1.08%	1.06%	4.49%	0.95%	0.93%	4.62%	0%
For the Year Ended October 31, 2024	54.80	1.90	1.20	3.10	(2.20)	—	—	(2.20)	55.70	4.21%	57,696	1.34%	1.35%	2.45%	0.95%	0.96%	2.84%	82%
For the Year Ended October 31, 2023	60.00	1.40	(5.30)	(3.90)	(1.30)	—	—	(1.30)	54.80	−7.30%	26,053	1.32%	1.37%	1.67%	0.95%	1.00%	2.04%	73%
For the Year Ended October 31, 2022	261.20	1.10	(200.40)	(199.30)	(1.40)	—	(0.50)	(1.90)	60.00	−76.86%	20,094	0.96%	1.01%	0.78%	0.95%	1.00%	0.79%	27%
For the Year Ended October 31, 2021	166.60	(2.70)	97.30	94.60	(0.00)[10]	—	—	(0.00)[10]	261.20	56.80%	47,022	0.96%	0.97%	(0.73)%	0.95%	0.96%	(0.72)%	97%
For the Year Ended October 31, 2020	213.20	(0.00)[10]	(44.70)	(44.70)	(1.90)	—	—	(1.90)	166.60	−21.27%	25,821	1.01%	1.15%	(0.02)%	0.95%	1.09%	0.04%	327%

The accompanying notes are an integral part of these financial statements.

153

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Aerospace & Defense Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$31.42	$0.06	$2.91	$2.97	$(0.12)	$(3.57)	$ —	$(3.69)	$30.70	10.22%	$161,185	1.70%	1.70%	0.36%	0.93%	0.93%	1.13%	42%
For the Year Ended October 31, 2024	16.35	0.36	15.03	15.39	(0.32)	—	—	(0.32)	31.42	94.57%	186,970	1.41%	1.41%	1.38%	0.92%	0.92%	1.87%	52%
For the Year Ended October 31, 2023	18.12	0.24	(1.79)	(1.55)	(0.22)	—	—	(0.22)	16.35	−8.70%	155,357	1.21%	1.21%	1.23%	0.93%	0.93%	1.51%	32%
For the Year Ended October 31, 2022	20.58	0.04	(2.12)	(2.08)	(0.04)	(0.34)	—	(0.38)	18.12	−10.07%	194,780	0.98%	0.97%	0.19%	0.94%	0.93%	0.23%	77%
For the Year Ended October 31, 2021	8.87	(0.03)	11.75	11.72	(0.01)	—	—	(0.01)	20.58	132.19%	280,890	0.96%	0.93%	(0.17)%	0.95%	0.92%	(0.16)%	64%
For the Year Ended October 31, 2020	55.54	0.01	(46.58)	(46.57)	(0.06)	—	(0.04)	(0.10)	8.87	−83.86%	199,485	0.99%	1.02%	0.07%	0.95%	0.98%	0.11%	159%
Direxion Daily Consumer Discretionary Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	38.22	0.26	(6.15)	(5.89)	(0.22)	—	—	(0.22)	32.11	−15.58%	17,658	1.58%	1.61%	1.09%	0.95%	0.98%	1.72%	61%
For the Year Ended October 31, 2024	21.67	0.32	16.56	16.88	(0.33)	—	—	(0.33)	38.22	78.00%	22,930	1.17%	1.18%	0.98%	0.95%	0.96%	1.20%	72%
For the Year Ended October 31, 2023	23.48	0.15	(1.87)	(1.72)	(0.09)	—	—	(0.09)	21.67	−7.37%	24,922	1.47%	1.50%	0.60%	0.95%	0.98%	1.12%	99%
For the Year Ended October 31, 2022	92.11	(0.12)	(68.51)	(68.63)	—	—	—	—	23.48	−74.51%	24,653	1.03%	1.06%	(0.25)%	0.95%	0.98%	(0.17)%	149%
For the Year Ended October 31, 2021	36.13	(0.33)	56.31	55.98	—	—	—	—	92.11	154.94%	55,264	0.96%	0.99%	(0.54)%	0.95%	0.98%	(0.53)%	18%
For the Year Ended October 31, 2020	31.74	(0.06)	4.52	4.46	(0.07)	—	—	(0.07)	36.13	14.26%	12,647	1.00%	1.46%	(0.20)%	0.95%	1.41%	(0.15)%	101%
Direxion Daily Dow Jones Internet Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	20.43	0.05	(0.77)	(0.72)	(0.02)	—	—	(0.02)	19.69	−3.56%	117,128	1.47%	1.47%	0.42%	0.93%	0.93%	0.96%	47%
For the Year Ended October 31, 2024	8.63	—	11.80	11.80	—	—	—	—	20.43	136.73%	134,853	1.80%	1.78%	(0.02)%	0.94%	0.92%	0.84%	61%
For the Year Ended October 31, 2023	7.21	(0.00)[10]	1.42	1.42	(0.00)[10]	—	—	(0.00)[10]	8.63	19.70%	118,634	1.70%	1.68%	(0.04)%	0.95%	0.93%	0.71%	110%
For the Year Ended October 31, 2022	86.93	(0.07)	(76.60)	(76.67)	—	(3.05)	—	(3.05)	7.21	−91.32%	103,100	0.98%	0.99%	(0.39)%	0.95%	0.96%	(0.36)%	55%
For the Year Ended October 31, 2021	45.47	(0.62)	42.08	41.46	—	—	—	—	86.93	91.18%	99,968	0.96%	0.96%	(0.81)%	0.95%	0.95%	(0.80)%	65%
For the Period November 7, 2019 through October 31, 2020	25.00	(0.25)	20.74	20.49	(0.02)	—	—	(0.02)	45.47	81.99%	34,100	0.97%	1.14%	(0.66)%	0.95%	1.12%	(0.64)%	123%
Direxion Daily Dow Jones Internet Bear 3X Shares[12]
For the Six Months Ended April 30, 2025 (Unaudited)	49.36	0.64	(10.23)	(9.59)	(6.49)	—	—	(6.49)	33.28	−31.26%	11,543	1.15%	1.26%	3.53%	0.95%	1.06%	3.73%	0%
For the Year Ended October 31, 2024	158.00	3.44	(111.67)	(108.23)	(0.41)	—	—	(0.41)	49.36	−66.86%	17,127	1.07%	1.14%	4.77%	0.95%	1.02%	4.89%	0%
For the Year Ended October 31, 2023	382.20	6.90	(224.90)	(218.00)	(6.20)	—	—	(6.20)	158.00	−57.09%	36,653	1.44%	1.46%	3.50%	0.95%	0.97%	3.99%	0%
For the Year Ended October 31, 2022	143.90	1.70	236.70	238.40	(0.10)	—	—	(0.10)	382.20	165.69%	56,183	1.06%	1.11%	0.49%	0.95%	1.00%	0.60%	0%
For the Year Ended October 31, 2021	442.30	(1.80)	(296.60)	(298.40)	—	—	—	—	143.90	−67.47%	4,604	0.95%	1.56%	(0.93)%	0.95%	1.56%	(0.93)%	0%
For the Period November 7, 2019 through October 31, 2020	2,500.00	(2.40)	(2,049.60)	(2,052.00)	(2.80)	—	(2.90)	(5.70)	442.30	−82.26%	5,305	0.96%	2.14%	(0.30)%	0.95%	2.13%	(0.29)%	0%

The accompanying notes are an integral part of these financial statements.

154

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Financial Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$138.44	$0.79	$0.79	$1.58	$(0.65)	$ —	$ —	$(0.65)	$139.37	1.07%	$2,250,679	1.54%	1.58%	1.00%	0.86%	0.90%	1.68%	41%
For the Year Ended October 31, 2024	53.45	1.24	85.08	86.32	(1.33)	—	—	(1.33)	138.44	162.48%	2,374,110	1.57%	1.59%	1.23%	0.87%	0.89%	1.93%	19%
For the Year Ended October 31, 2023	73.63	1.25	(20.02)	(18.77)	(1.41)	—	—	(1.41)	53.45	−25.79%	1,432,425	1.12%	1.13%	1.85%	0.89%	0.90%	2.08%	80%
For the Year Ended October 31, 2022	144.45	0.81	(70.93)	(70.12)	(0.70)	—	—	(0.70)	73.63	−48.61%	1,892,223	0.89%	0.93%	0.82%	0.87%	0.91%	0.84%	109%
For the Year Ended October 31, 2021	33.61	0.52	110.82	111.34	(0.50)	—	—	(0.50)	144.45	332.26%	3,582,160	0.86%	0.91%	0.56%	0.85%	0.90%	0.57%	70%
For the Year Ended October 31, 2020	80.94	0.32	(47.34)	(47.02)	(0.31)	—	—	(0.31)	33.61	−58.07%	1,347,638	1.03%	1.03%	0.73%	0.94%	0.94%	0.82%	247%
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	7.35	0.11	(1.82)	(1.71)	(0.15)	—	—	(0.15)	5.49	−23.40%	106,538	1.03%	1.03%	3.79%	0.92%	0.92%	3.90%	0%
For the Year Ended October 31, 2024	21.62	0.50	(14.26)	(13.76)	(0.51)	—	—	(0.51)	7.35	−64.30%	128,316	1.05%	1.05%	4.81%	0.91%	0.91%	4.95%	0%
For the Year Ended October 31, 2023	20.50	0.61	1.10	1.71	(0.59)	—	—	(0.59)	21.62	8.57%	167,617	1.35%	1.33%	3.25%	0.93%	0.91%	3.67%	0%
For the Year Ended October 31, 2022	18.33	0.01	2.16	2.17	—	—	—	—	20.50	11.84%	190,690	1.04%	1.01%	0.05%	0.95%	0.92%	0.14%	0%
For the Year Ended October 31, 2021	118.00	(0.33)	(99.34)	(99.67)	—	—	—	—	18.33	−84.47%	130,234	0.95%	0.92%	(0.93)%	0.95%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2020	261.76	(0.88)	(141.92)	(142.80)	(0.64)	—	(0.32)	(0.96)	118.00	−54.76%	271,668	0.96%	0.98%	(0.48)%	0.95%	0.97%	(0.47)%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	114.00	0.53	(22.17)	(21.64)	(0.46)	—	—	(0.46)	91.90	−19.02%	133,260	1.33%	1.33%	1.05%	0.91%	0.91%	1.47%	0%
For the Year Ended October 31, 2024	79.01	1.30	35.22	36.52	(1.53)	—	(0.00)[10]	(1.53)	114.00	46.26%	153,896	1.49%	1.49%	1.14%	0.90%	0.90%	1.73%	23%
For the Year Ended October 31, 2023	108.91	1.76	(30.04)	(28.28)	(1.62)	—	—	(1.62)	79.01	−26.23%	154,065	1.02%	1.01%	1.74%	0.92%	0.91%	1.84%	18%
For the Year Ended October 31, 2022	123.96	0.40	(15.12)	(14.72)	(0.33)	—	—	(0.33)	108.91	−11.85%	196,030	0.98%	0.96%	0.35%	0.95%	0.93%	0.38%	16%
For the Year Ended October 31, 2021	55.70	(0.04)	68.31	68.27	(0.01)	—	—	(0.01)	123.96	122.57%	254,116	0.96%	0.94%	(0.05)%	0.95%	0.93%	(0.04)%	2%
For the Year Ended October 31, 2020	58.15	0.12	(2.44)	(2.32)	(0.13)	—	—	(0.13)	55.70	−3.85%	103,039	1.01%	1.04%	0.20%	0.95%	0.98%	0.26%	228%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	128.77	0.68	(75.69)	(75.01)	(0.50)	—	—	(0.50)	53.26	−58.34%	242,311	1.69%	1.69%	1.63%	0.92%	0.92%	2.40%	8%
For the Year Ended October 31, 2024	43.99	0.53	84.76	85.29	(0.51)	—	—	(0.51)	128.77	193.80%	328,359	1.95%	1.95%	0.46%	0.91%	0.91%	1.50%	70%
For the Year Ended October 31, 2023	26.23	0.14	17.82	17.96	(0.20)	—	—	(0.20)	43.99	68.45%	149,559	2.10%	2.10%	0.28%	0.93%	0.93%	1.45%	108%
For the Year Ended October 31, 2022	83.28	(0.01)	(57.04)	(57.05)	—	—	—	—	26.23	−68.50%	131,145	0.97%	0.97%	(0.01)%	0.93%	0.93%	0.03%	98%
For the Year Ended October 31, 2021	39.58	(0.25)	43.95	43.70	—	—	—	—	83.28	110.41%	383,075	0.96%	0.94%	(0.37)%	0.94%	0.92%	(0.35)%	95%
For the Year Ended October 31, 2020	70.39	(0.12)	(30.69)	(30.81)	(0.00)[10]	—	—	(0.00)[10]	39.58	−43.74%	360,141	1.01%	1.02%	(0.34)%	0.95%	0.96%	(0.28)%	134%

The accompanying notes are an integral part of these financial statements.

155

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Industrials Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$61.68	$0.18	$(9.47)	$(9.29)	$(0.15)	$(3.22)	$ —	$(3.37)	$49.02	−16.23%	$29,410	1.77%	1.78%	0.63%	0.95%	0.96%	1.45%	19%
For the Year Ended October 31, 2024	28.20	0.53	33.44	33.97	(0.49)	—	—	(0.49)	61.68	120.91%	37,010	1.56%	1.56%	1.07%	0.95%	0.95%	1.68%	20%
For the Year Ended October 31, 2023	29.04	0.50	(0.83)	(0.33)	(0.51)	—	—	(0.51)	28.20	−1.42%	19,742	1.26%	1.30%	1.47%	0.95%	0.99%	1.78%	21%
For the Year Ended October 31, 2022	45.37	0.12	(16.33)	(16.21)	(0.12)	—	—	(0.12)	29.04	−35.71%	18,873	0.97%	1.01%	0.33%	0.95%	0.99%	0.35%	20%
For the Year Ended October 31, 2021	18.48	(0.00)[10]	26.96	26.96	(0.03)	(0.04)	—	(0.07)	45.37	146.14%	63,520	0.96%	0.96%	(0.01)%	0.95%	0.95%	—%	3%
For the Year Ended October 31, 2020	32.94	0.05	(14.36)	(14.31)	(0.15)	—	—	(0.15)	18.48	−43.33%	16,636	0.97%	1.44%	0.27%	0.95%	1.42%	0.29%	103%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	8.95	0.03	(3.29)	(3.26)	(0.03)	—	—	(0.03)	5.66	−36.50%	13,584	1.37%	1.57%	0.93%	0.95%	1.15%	1.35%	38%
For the Year Ended October 31, 2024	5.11	0.11	3.85	3.96	(0.12)	—	—	(0.12)	8.95	77.94%	14,772	1.29%	1.46%	1.53%	0.95%	1.12%	1.87%	67%
For the Year Ended October 31, 2023	10.16	0.13	(5.04)	(4.91)	(0.14)	—	—	(0.14)	5.11	−48.91%	8,180	1.06%	1.37%	1.54%	0.95%	1.26%	1.65%	51%
For the Year Ended October 31, 2022	18.11	0.03	(7.95)	(7.92)	(0.03)	—	—	(0.03)	10.16	−43.75%	11,173	0.98%	1.11%	0.25%	0.95%	1.08%	0.28%	189%
For the Year Ended October 31, 2021	15.76	(0.09)	2.44	2.35	—	—	—	—	18.11	14.91%	31,693	0.95%	1.07%	(0.39)%	0.95%	1.07%	(0.39)%	115%
For the Year Ended October 31, 2020	15.66	(0.06)	0.16	0.10	(0.00)[10]	—	—	(0.00)[10]	15.76	0.64%	11,029	1.03%	1.38%	(0.34)%	0.95%	1.30%	(0.26)%	165%
Direxion Daily Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	11.93	0.12	(2.37)	(2.25)	(0.11)	—	—	(0.11)	9.57	−18.90%	58,378	1.66%	1.63%	2.35%	0.95%	0.92%	3.06%	1%
For the Year Ended October 31, 2024	6.12	0.27	5.79	6.06	(0.24)	—	(0.01)	(0.25)	11.93	99.78%	96,620	1.38%	1.34%	2.75%	0.95%	0.91%	3.18%	48%
For the Year Ended October 31, 2023	9.85	0.29	(3.77)	(3.48)	(0.25)	—	(0.00)[10]	(0.25)	6.12	−36.09%	44,711	1.15%	1.15%	3.09%	0.95%	0.95%	3.29%	45%
For the Year Ended October 31, 2022	26.14	0.25	(15.16)	(14.91)	(0.25)	(1.13)	—	(1.38)	9.85	−60.04%	47,268	0.98%	0.97%	1.24%	0.95%	0.94%	1.27%	84%
For the Year Ended October 31, 2021	9.03	0.22	17.08	17.30	(0.19)	—	—	(0.19)	26.14	192.60%	147,704	0.96%	0.94%	1.18%	0.95%	0.93%	1.19%	20%
For the Year Ended October 31, 2020	30.84	0.19	(21.40)	(21.21)	(0.17)	(0.40)	(0.03)	(0.60)	9.03	−69.35%	49,659	1.01%	1.08%	1.40%	0.95%	1.02%	1.46%	123%
Direxion Daily Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	25.68	0.45	0.48	0.93	(0.54)	—	—	(0.54)	26.07	3.48%	46,518	1.21%	1.19%	3.27%	0.95%	0.93%	3.53%	0%
For the Year Ended October 31, 2024	65.11	1.37	(39.29)	(37.92)	(1.51)	—	—	(1.51)	25.68	−58.72%	66,357	1.58%	1.54%	3.84%	0.95%	0.91%	4.47%	0%
For the Year Ended October 31, 2023	60.71	1.62	4.40	6.02	(1.62)	—	—	(1.62)	65.11	10.65%	151,961	1.44%	1.40%	3.24%	0.95%	0.91%	3.73%	0%
For the Year Ended October 31, 2022	41.07	0.37	19.27	19.64	—	—	—	—	60.71	47.82%	205,433	1.01%	1.03%	0.75%	0.95%	0.97%	0.81%	0%
For the Year Ended October 31, 2021	153.40	(0.64)	(111.69)	(112.33)	—	—	—	—	41.07	−73.23%	19,926	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
For the Year Ended October 31, 2020	257.60	(1.10)	(102.20)	(103.30)	(0.60)	—	(0.30)	(0.90)	153.40	−40.31%	45,283	0.96%	1.14%	(0.60)%	0.95%	1.13%	(0.59)%	0%

The accompanying notes are an integral part of these financial statements.

156

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Regional Banks Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$109.40	$0.92	$(41.78)	$(40.86)	$(0.69)	$ —	$ —	$(0.69)	$67.85	−37.54%	$537,605	2.00%	2.00%	1.73%	0.88%	0.88%	2.85%	73%
For the Year Ended October 31, 2024	44.90	2.03	64.40	66.43	(1.93)	—	—	(1.93)	109.40	149.84%	762,914	1.42%	1.42%	2.53%	0.87%	0.87%	3.08%	138%
For the Year Ended October 31, 2023	299.30	1.88	(254.52)	(252.64)	(1.76)	—	—	(1.76)	44.90	−84.66%	447,781	1.38%	1.38%	2.67%	0.90%	0.90%	3.15%	149%
For the Year Ended October 31, 2022	510.20	3.70	(211.00)	(207.30)	(3.60)	—	—	(3.60)	299.30	−40.71%	212,433	0.93%	0.93%	0.94%	0.89%	0.89%	0.98%	138%
For the Year Ended October 31, 2021	131.90	2.80	378.30	381.10	(2.80)	—	—	(2.80)	510.20	290.09%	441,276	0.91%	0.89%	0.70%	0.90%	0.88%	0.71%	147%
For the Year Ended October 31, 2020	831.20	2.10	(696.90)	(694.80)	(4.50)	—	—	(4.50)	131.90	−83.83%	111,397	0.97%	1.00%	1.64%	0.95%	0.98%	1.66%	331%
Direxion Daily Retail Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	8.37	0.06	(2.80)	(2.74)	(0.05)	—	—	(0.05)	5.58	−32.88%	34,447	1.38%	1.38%	1.37%	0.94%	0.94%	1.81%	37%
For the Year Ended October 31, 2024	5.11	0.11	3.27	3.38	(0.12)	—	—	(0.12)	8.37	65.88%	40,765	1.48%	1.48%	1.32%	0.92%	0.92%	1.88%	67%
For the Year Ended October 31, 2023	8.14	0.11	(3.03)	(2.92)	(0.11)	—	—	(0.11)	5.11	−36.13%	38,954	1.21%	1.20%	1.54%	0.93%	0.92%	1.82%	146%
For the Year Ended October 31, 2022	41.95	0.13	(33.83)	(33.70)	(0.11)	—	—	(0.11)	8.14	−80.48%	51,020	0.98%	0.95%	0.74%	0.95%	0.92%	0.77%	83%
For the Year Ended October 31, 2021	8.58	(0.09)	33.46	33.37	(0.00)[10]	—	—	(0.00)[10]	41.95	389.07%	128,839	0.97%	0.92%	(0.24)%	0.95%	0.90%	(0.22)%	112%
For the Year Ended October 31, 2020	9.43	0.01	(0.82)	(0.81)	(0.02)	—	(0.02)	(0.04)	8.58	−7.65%	22,485	0.99%	1.17%	0.12%	0.95%	1.13%	0.16%	171%
Direxion Daily S&P 500® High Beta Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	40.55	0.13	(16.60)	(16.47)	(0.08)	—	—	(0.08)	24.00	−40.69%	45,937	1.38%	1.40%	0.71%	0.95%	0.97%	1.14%	53%
For the Year Ended October 31, 2024	21.03	0.46	19.52	19.98	(0.46)	—	—	(0.46)	40.55	94.90%	39,106	1.31%	1.30%	1.17%	0.95%	0.94%	1.53%	112%
For the Year Ended October 31, 2023	25.51	0.18	(4.48)	(4.30)	(0.18)	—	—	(0.18)	21.03	−17.09%	59,183	1.42%	1.43%	0.60%	0.95%	0.96%	1.07%	147%
For the Year Ended October 31, 2022	75.48	(0.07)	(49.90)	(49.97)	—	—	—	—	25.51	−66.20%	69,235	1.01%	1.01%	(0.16)%	0.95%	0.95%	(0.10)%	144%
For the Year Ended October 31, 2021	14.43	(0.01)	61.10	61.09	(0.04)	—	—	(0.04)	75.48	423.32%	110,529	0.96%	0.97%	(0.02)%	0.95%	0.96%	(0.01)%	151%
For the Period November 7, 2019[9] through October 31, 2020	35.71	—	(21.14)	(21.14)	(0.04)	—	(0.10)	(0.14)	14.43	−59.13%	29,795	0.97%	1.16%	(0.03)%	0.95%	1.14%	(0.01)%	245%
Direxion Daily S&P 500® High Beta Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	20.93	0.32	(2.47)	(2.15)	(0.38)	—	—	(0.38)	18.40	−10.39%	24,388	1.35%	1.40%	3.24%	0.95%	1.00%	3.64%	0%
For the Year Ended October 31, 2024	60.09	1.17	(39.13)	(37.96)	(1.20)	—	—	(1.20)	20.93	−63.40%	29,841	1.22%	1.24%	4.45%	0.95%	0.97%	4.72%	0%
For the Year Ended October 31, 2023	86.20	1.75	(26.40)	(24.65)	(1.46)	—	—	(1.46)	60.09	−28.08%	61,619	1.44%	1.45%	3.46%	0.95%	0.96%	3.95%	0%
For the Year Ended October 31, 2022	90.60	0.10	(4.50)	(4.40)	—	—	—	—	86.20	−4.86%	66,428	1.14%	1.17%	0.13%	0.95%	0.98%	0.32%	0%
For the Year Ended October 31, 2021	1,010.00	(1.50)	(917.90)	(919.40)	—	—	—	—	90.60	−91.03%	23,626	0.95%	1.03%	(0.93)%	0.95%	1.03%	(0.93)%	0%
For the Period November 7, 2019[9] through October 31, 2020	5,000.00	(10.00)	(3,972.00)	(3,982.00)	(4.00)	—	(4.00)	(8.00)	1,010.00	−79.76%	52,781	0.96%	1.10%	(0.79)%	0.95%	1.09%	(0.78)%	0%

The accompanying notes are an integral part of these financial statements.

157

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily S&P Biotech Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$119.53	$0.23	$(58.89)	$(58.66)	$(0.11)	$ —	$ —	$(0.11)	$60.76	−49.10%	$596,913	1.48%	1.48%	0.54%	0.92%	0.92%	1.10%	27%
For the Year Ended October 31, 2024	54.44	0.29	65.32	65.61	(0.42)	—	(0.10)	(0.52)	119.53	120.56%	887,427	1.79%	1.79%	0.25%	0.91%	0.91%	1.13%	179%
For the Year Ended October 31, 2023	148.40	0.77	(94.52)	(93.75)	(0.21)	—	—	(0.21)	54.44	−63.25%	677,505	1.26%	1.26%	0.68%	0.92%	0.92%	1.02%	83%
For the Year Ended October 31, 2022	1,065.00	(1.20)	(915.40)	(916.60)	—	—	—	—	148.40	−86.07%	1,159,847	1.09%	1.09%	(0.51)%	0.94%	0.94%	(0.36)%	148%
For the Year Ended October 31, 2021	1,070.40	(11.40)	6.00	(5.40)	—	—	—	—	1,065.00	−0.50%	772,796	0.95%	0.93%	(0.82)%	0.94%	0.92%	(0.81)%	169%
For the Year Ended October 31, 2020	743.60	(4.60)	331.60	327.00	(0.20)	—	(0.00)[10]	(0.20)	1,070.40	43.96%	292,298	1.04%	1.05%	(0.48)%	0.95%	0.96%	(0.39)%	137%
Direxion Daily S&P Biotech Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	6.17	0.10	1.76	1.86	(0.18)	—	—	(0.18)	7.85	30.45%	47,990	1.47%	1.47%	2.93%	0.95%	0.95%	3.45%	0%
For the Year Ended October 31, 2024	26.74	0.31	(20.58)	(20.27)	(0.30)	—	—	(0.30)	6.17	−76.03%	77,836	1.38%	1.36%	4.13%	0.95%	0.93%	4.56%	0%
For the Year Ended October 31, 2023	20.18	0.51	6.65	7.16	(0.60)	—	—	(0.60)	26.74	37.01%	61,924	1.61%	1.60%	3.18%	0.95%	0.94%	3.84%	0%
For the Year Ended October 31, 2022	21.33	0.17	(1.32)	(1.15)	—	—	—	—	20.18	−5.39%	189,975	1.02%	1.03%	0.63%	0.95%	0.96%	0.70%	0%
For the Year Ended October 31, 2021	54.51	(0.20)	(32.98)	(33.18)	—	—	—	—	21.33	−60.87%	47,267	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	408.20	(0.09)	(352.33)	(352.42)	(0.71)	—	(0.56)	(1.27)	54.51	−86.59%	63,561	0.99%	1.03%	(0.07)%	0.95%	0.99%	(0.03)%	0%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	29.93	0.15	(17.78)	(17.63)	(0.14)	—	—	(0.14)	12.16	−59.15%	9,210,539	1.00%	1.15%	1.36%	0.72%	0.87%	1.64%	74%
For the Year Ended October 31, 2024	14.92	0.30	15.02	15.32	(0.31)	—	—	(0.31)	29.93	102.08%	9,927,018	1.38%	1.62%	0.80%	0.62%	0.86%	1.56%	145%
For the Year Ended October 31, 2023	8.89	0.13	6.03	6.16	(0.13)	—	—	(0.13)	14.92	69.26%	5,409,550	1.51%	1.67%	0.78%	0.72%	0.88%	1.57%	97%
For the Year Ended October 31, 2022	47.62	0.12	(38.77)	(38.65)	(0.08)	—	—	(0.08)	8.89	−81.24%	3,474,072	0.85%	0.97%	0.51%	0.77%	0.89%	0.59%	241%
For the Year Ended October 31, 2021	16.59	(0.00)[10]	31.05	31.05	(0.02)	—	—	(0.02)	47.62	187.22%	4,155,099	0.83%	0.90%	(0.01)%	0.82%	0.89%	—%	170%
For the Year Ended October 31, 2020	13.21	0.02	3.39	3.41	(0.03)	—	—	(0.03)	16.59	25.88%	1,318,844	1.06%	1.06%	0.13%	0.94%	0.94%	0.25%	230%
Direxion Daily Semiconductor Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	23.13	0.32	(4.11)	(3.79)	(0.49)	—	—	(0.49)	18.85	−16.64%	736,836	1.48%	1.48%	2.97%	0.87%	0.87%	3.58%	0%
For the Year Ended October 31, 2024	135.50	1.51	(107.68)	(106.17)	(6.20)	—	—	(6.20)	23.13	−82.13%	857,809	1.14%	1.14%	4.76%	0.86%	0.86%	5.04%	0%
For the Year Ended October 31, 2023	595.50	6.20	(460.80)	(454.60)	(5.40)	—	—	(5.40)	135.50	−76.38%	710,106	1.13%	1.13%	4.05%	0.88%	0.88%	4.30%	0%
For the Year Ended October 31, 2022	575.00	2.00	18.50	20.50	—	—	—	—	595.50	3.57%	590,971	1.09%	1.08%	0.41%	0.89%	0.88%	0.61%	0%
For the Year Ended October 31, 2021	3,749.00	(8.00)	(3,166.00)	(3,174.00)	—	—	—	—	575.00	−84.66%	145,418	0.95%	0.91%	(0.93)%	0.95%	0.91%	(0.93)%	0%
For the Year Ended October 31, 2020	36,816.00	(2.00)	(32,924.00)	(32,926.00)	(102.00)	—	(39.00)	(141.00)	3,749.00	−89.76%	93,777	0.98%	1.00%	(0.02)%	0.95%	0.97%	0.01%	0%

The accompanying notes are an integral part of these financial statements.

158

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$81.89	$0.32	$(26.63)	$(26.31)	$(0.22)	$(0.04)	$ —	$(0.26)	$55.32	−32.20%	$2,262,669	1.44%	1.50%	0.79%	0.84%	0.90%	1.39%	45%
For the Year Ended October 31, 2024	42.38	0.29	39.50	39.79	(0.28)	—	—	(0.28)	81.89	93.90%	3,083,013	1.64%	1.70%	0.38%	0.83%	0.89%	1.19%	134%
For the Year Ended October 31, 2023	25.68	0.17	16.70	16.87	(0.17)	—	—	(0.17)	42.38	65.90%	2,014,961	1.71%	1.72%	0.46%	0.89%	0.90%	1.28%	56%
For the Year Ended October 31, 2022	71.11	(0.02)	(45.13)	(45.15)	—	(0.28)	—	(0.28)	25.68	−63.77%	1,368,795	0.94%	0.96%	(0.05)%	0.90%	0.92%	(0.01)%	96%
For the Year Ended October 31, 2021	25.58	(0.14)	45.86	45.72	—	(0.19)	—	(0.19)	71.11	179.53%	3,061,359	0.91%	0.93%	(0.29)%	0.90%	0.92%	(0.28)%	25%
For the Year Ended October 31, 2020	18.44	(0.02)	7.19	7.17	(0.03)	—	—	(0.03)	25.58	38.98%	1,560,088	1.06%	1.06%	(0.11)%	0.95%	0.95%	—%	376%
Direxion Daily Technology Bear 3X Shares[12]
For the Six Months Ended April 30, 2025 (Unaudited)	55.54	0.79	0.84	1.63	(9.41)	—	—	(9.41)	47.76	−12.33%	78,284	1.28%	1.28%	3.13%	0.92%	0.92%	3.49%	0%
For the Year Ended October 31, 2024	161.30	3.10	(108.53)	(105.43)	(0.33)	—	—	(0.33)	55.54	−63.99%	101,355	1.10%	1.10%	4.35%	0.91%	0.91%	4.54%	0%
For the Year Ended October 31, 2023	419.80	7.80	(260.10)	(252.30)	(6.20)	—	—	(6.20)	161.30	−60.23%	114,500	1.31%	1.28%	3.86%	0.95%	0.92%	4.22%	0%
For the Year Ended October 31, 2022	371.60	1.20	47.00	48.20	—	—	—	—	419.80	12.97%	159,535	1.08%	1.07%	0.31%	0.95%	0.94%	0.44%	0%
For the Year Ended October 31, 2021	1,478.00	(5.70)	(1,100.70)	(1,106.40)	—	—	—	—	371.60	−74.86%	66,942	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
For the Year Ended October 31, 2020	9,570.00	(5.00)	(8,050.00)	(8,055.00)	(23.00)	—	(14.00)	(37.00)	1,478.00	−84.47%	80,036	0.96%	1.03%	(0.18)%	0.95%	1.02%	(0.17)%	0%
Direxion Daily Transportation Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	32.68	0.17	(14.05)	(13.88)	(0.15)	—	—	(0.15)	18.65	−42.61%	13,057	1.36%	1.47%	1.12%	0.95%	1.06%	1.53%	9%
For the Year Ended October 31, 2024	19.36	0.46	13.34	13.80	(0.48)	—	—	(0.48)	32.68	71.31%	21,241	1.18%	1.24%	1.48%	0.95%	1.01%	1.71%	53%
For the Year Ended October 31, 2023	22.14	0.38	(2.79)	(2.41)	(0.37)	—	—	(0.37)	19.36	−11.24%	17,424	1.21%	1.26%	1.47%	0.95%	1.00%	1.73%	89%
For the Year Ended October 31, 2022	48.54	(0.01)	(26.39)	(26.40)	—	—	—	—	22.14	−54.39%	23,243	0.96%	0.98%	(0.03)%	0.95%	0.97%	(0.02)%	54%
For the Year Ended October 31, 2021	18.08	(0.09)	30.56	30.47	(0.01)	—	—	(0.01)	48.54	168.57%	89,798	0.96%	0.95%	(0.24)%	0.95%	0.94%	(0.23)%	49%
For the Year Ended October 31, 2020	25.01	(0.02)	(6.85)	(6.87)	(0.06)	—	—	(0.06)	18.08	−27.42%	38,879	0.96%	1.13%	(0.10)%	0.95%	1.12%	(0.09)%	128%
Direxion Daily Utilities Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	38.12	0.28	(4.24)	(3.96)	(0.31)	—	—	(0.31)	33.85	−10.36%	28,770	1.98%	1.97%	1.61%	0.95%	0.94%	2.64%	16%
For the Year Ended October 31, 2024	18.02	0.53	20.17	20.70	(0.60)	—	—	(0.60)	38.12	116.98%	55,280	1.60%	1.58%	2.08%	0.95%	0.93%	2.73%	48%
For the Year Ended October 31, 2023	29.18	0.69	(11.26)	(10.57)	(0.59)	—	—	(0.59)	18.02	−36.82%	37,832	1.06%	1.12%	2.76%	0.95%	1.01%	2.87%	27%
For the Year Ended October 31, 2022	32.41	0.46	(3.10)	(2.64)	(0.51)	(0.08)	—	(0.59)	29.18	−8.50%	21,883	1.08%	1.17%	1.25%	0.95%	1.04%	1.38%	63%
For the Year Ended October 31, 2021	26.76	0.31	5.70	6.01	(0.36)	—	—	(0.36)	32.41	22.72%	37,274	0.96%	1.03%	1.04%	0.95%	1.02%	1.05%	69%
For the Year Ended October 31, 2020	45.80	0.40	(17.58)	(17.18)	(0.50)	(1.34)	(0.02)	(1.86)	26.76	−38.38%	14,715	1.01%	1.28%	1.44%	0.95%	1.22%	1.50%	80%

The accompanying notes are an integral part of these financial statements.

159

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement[3]	Portfolio Turnover Rate[8]
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	$25.14	$0.38	$0.69	$1.07	$(0.35)	$ —	$ —	$(0.35)	$25.86	4.38%	$50,418	0.99%	0.95%	3.13%	0.95%	0.91%	3.17%	0%
For the Year Ended October 31, 2024	22.71	0.80	2.42	3.22	(0.79)	—	—	(0.79)	25.14	13.93%	52,793	1.07%	1.02%	3.04%	0.95%	0.90%	3.16%	42%
For the Year Ended October 31, 2023	28.57	0.73	(5.96)	(5.23)	(0.63)	—	—	(0.63)	22.71	−18.77%	44,285	0.98%	0.98%	2.54%	0.95%	0.95%	2.57%	55%
For the Year Ended October 31, 2022	51.86	0.20	(23.49)	(23.29)	—	—	—	—	28.57	−44.91%	24,282	0.96%	1.01%	0.48%	0.95%	1.00%	0.49%	0%
For the Year Ended October 31, 2021	65.11	(0.22)	(7.29)	(7.51)	—	(5.18)	(0.56)	(5.74)	51.86	−12.64%	23,339	0.95%	1.06%	(0.40)%	0.95%	1.06%	(0.40)%	6%
For the Year Ended October 31, 2020	54.00	(0.06)	11.35	11.29	(0.18)	—	—	(0.18)	65.11	20.96%	19,534	0.99%	1.15%	(0.10)%	0.95%	1.11%	(0.06)%	76%
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	14.04	0.23	(0.69)	(0.46)	(0.28)	—	—	(0.28)	13.30	−3.38%	9,976	1.10%	1.21%	3.25%	0.95%	1.06%	3.40%	0%
For the Year Ended October 31, 2024	16.46	0.55	(2.32)	(1.77)	(0.65)	—	—	(0.65)	14.04	−10.51%	14,746	1.33%	1.40%	3.95%	0.95%	1.02%	4.33%	0%
For the Year Ended October 31, 2023	14.21	0.44	2.22	2.66	(0.41)	—	—	(0.41)	16.46	19.45%	29,629	1.29%	1.29%	3.30%	0.95%	0.95%	3.64%	0%
For the Year Ended October 31, 2022	8.71	(0.00)[10]	5.50	5.50	—	—	—	—	14.21	63.15%	56,135	1.01%	0.99%	0.04%	0.95%	0.93%	0.10%	0%
For the Year Ended October 31, 2021	8.10	(0.08)	0.69	0.61	—	—	—	—	8.71	7.53%	29,623	0.95%	1.12%	(0.93)%	0.95%	1.12%	(0.93)%	0%
For the Year Ended October 31, 2020	10.58	(0.01)	(2.43)	(2.44)	(0.03)	—	(0.01)	(0.04)	8.10	−23.08%	6,882	0.95%	1.40%	(0.09)%	0.95%	1.40%	(0.09)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	48.03	0.81	(6.56)	(5.75)	(0.81)	—	—	(0.81)	41.47	−11.94%	4,804,190	0.84%	0.96%	3.80%	0.75%	0.87%	3.89%	83%
For the Year Ended October 31, 2024	39.70	1.74	8.28	10.02	(1.69)	—	—	(1.69)	48.03	24.58%	6,061,474	0.96%	1.11%	3.23%	0.71%	0.86%	3.48%	172%
For the Year Ended October 31, 2023	70.10	2.23	(30.84)	(28.61)	(1.79)	—	—	(1.79)	39.70	−41.97%	2,296,103	0.92%	0.92%	3.31%	0.89%	0.89%	3.34%	119%
For the Year Ended October 31, 2022	281.00	1.40	(211.50)	(210.10)	(0.80)	—	—	(0.80)	70.10	−74.89%	437,185	0.91%	0.91%	0.92%	0.90%	0.90%	0.93%	8%
For the Year Ended October 31, 2021	358.10	0.30	(70.10)	(69.80)	(0.30)	(6.90)	(0.10)	(7.30)	281.00	−19.90%	359,735	0.88%	0.88%	0.11%	0.88%	0.88%	0.11%	33%
For the Year Ended October 31, 2020	293.90	0.80	64.90	65.70	(1.50)	—	—	(1.50)	358.10	22.38%	282,879	0.98%	0.98%	0.22%	0.93%	0.93%	0.27%	67%
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2025 (Unaudited)	34.53	0.54	1.49	2.03	(0.58)	—	—	(0.58)	35.98	5.83%	168,989	1.35%	1.35%	2.98%	0.88%	0.88%	3.45%	0%
For the Year Ended October 31, 2024	51.50	1.25	(16.74)	(15.49)	(1.48)	—	—	(1.48)	34.53	−29.79%	177,731	1.39%	1.39%	3.78%	0.86%	0.86%	4.31%	0%
For the Year Ended October 31, 2023	39.81	0.95	11.61	12.56	(0.87)	—	—	(0.87)	51.50	33.09%	401,543	1.52%	1.52%	3.05%	0.87%	0.87%	3.70%	0%
For the Year Ended October 31, 2022	14.33	0.01	25.47	25.48	—	—	—	—	39.81	177.78%	688,650	1.01%	1.01%	0.06%	0.88%	0.88%	0.19%	0%
For the Year Ended October 31, 2021	13.95	(0.14)	0.52	0.38	—	—	—	—	14.33	2.74%	325,333	0.88%	0.88%	(0.86)%	0.88%	0.88%	(0.86)%	0%
For the Year Ended October 31, 2020	26.80	(0.02)	(12.73)	(12.75)	(0.07)	—	(0.03)	(0.10)	13.95	−47.66%	99,010	0.90%	0.90%	(0.09)%	0.89%	0.89%	(0.08)%	0%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Includes interest expense and extraordinary expenses, which comprise of tax and litigation expenses.
The accompanying notes are an integral part of these financial statements.

160

Direxion Shares ETF Trust
Financial Highlights
April 30, 2025(Continued)
[3]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]
In certain instances, due to the timing of sales and redemptions of capital shares, the net realized and realized gain (loss) per share is not in accordance with the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures, and swaps for the year/period.

[5]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the year/period, reinvestment of all dividends and distributions at net asset value during the year/period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the Adviser.

[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]	For periods less than a year, these ratios are annualized.
[8]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

[9]	Commencement of operations.
[10]	Between $(0.005) and $0.005.
[11]	Effective November 4, 2024, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
[12]	Effective November 4, 2024, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[13]	Effective February 10, 2025, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

161

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 107 separate series (each, a “Fund” and together the “Funds”). 40 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily Dow Jones Internet Bear 3X Shares
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily MSCI Mexico Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily MSCI South Korea Bull 3X Shares	Direxion Daily S&P High Beta Bear 3X Shares
Direxion Daily Aerospace & Defense Bull 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares
Direxion Daily Consumer Discretionary Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Dow Jones Internet Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Direxion Daily Industrials Bull 3X Shares
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Direxion Daily Real Estate Bull 3X Shares
Direxion Daily Regional Banks Bull 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily S&P 500® High Beta Bull 3X Shares
Direxion Daily S&P 500® Biotech Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares
Direxion Daily Technology Bull 3X Shares
Direxion Daily Transportation Bull 3X Shares
Direxion Daily Utilities Bull 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification (“ASC”) 946, “Financial Services - Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) serves as investment adviser to the Funds. The Adviser has registered as a commodity pool operator (“CPO”) and certain of the Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The

162

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of −300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily Mid Cap Bull 3X Shares	S&P Mid Cap 400® Index	300%
Direxion Daily S&P 500® Bull 3X Shares	S&P 500® Index	300%
Direxion Daily S&P 500® Bear 3X Shares		−300%
Direxion Daily Small Cap Bull 3X Shares	Russell 2000® Index	300%
Direxion Daily Small Cap Bear 3X Shares		−300%
Direxion Daily FTSE China Bull 3X Shares	FTSE China 50 Index	300%
Direxion Daily FTSE China Bear 3X Shares		−300%
Direxion Daily FTSE Europe Bull 3X Shares	FTSE Developed Europe All Cap Index	300%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	MSCI Emerging Markets IndexSM	300%
Direxion Daily MSCI Emerging Markets Bear 3X Shares		−300%
Direxion Daily MSCI Mexico Bull 3X Shares	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X Shares	MSCI Korea 25/50 Index	300%
Direxion Daily Aerospace & Defense Bull 3X Shares	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Consumer Discretionary Bull 3X Shares	Consumer Discretionary Select Sector Index	300%
Direxion Daily Dow Jones Internet Bull 3X Shares Direxion Daily Dow Jones Internet Bear 3X Shares	Dow Jones Internet Composite Index	300% −300%
Direxion Daily Financial Bull 3X Shares Direxion Daily Financial Bear 3X Shares	Financials Select Sector Index	300% −300%
Direxion Daily Healthcare Bull 3X Shares	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X Shares	Industrial Select Sector Index	300%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	S&P Pharmaceuticals Select Industry Index	300%
Direxion Daily Real Estate Bull 3X Shares Direxion Daily Real Estate Bear 3X Shares	Real Estate Select Sector Index	300% −300%
Direxion Daily Regional Banks Bull 3X Shares	S&P Regional Banks Select Industry Index	300%
Direxion Daily Retail Bull 3X Shares	S&P Retail Select Industry® Index	300%
Direxion Daily S&P 500® High Beta Bull 3X Shares Direxion Daily S&P 500® High Beta Bear 3X Shares	S&P 500® High Beta Index	300% −300%
Direxion Daily S&P Biotech Bull 3X Shares Direxion Daily S&P Biotech Bear 3X Shares	S&P Biotechnology Select Industry Index	300% −300%
Direxion Daily Semiconductor Bull 3X Shares Direxion Daily Semiconductor Bear 3X Shares	NYSE Semiconductor Index	300% −300%
Direxion Daily Technology Bull 3X Shares Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	300% −300%
Direxion Daily Transportation Bull 3X Shares	S&P Transportation Select Industry FMC Capped Index	300%

163

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily Utilities Bull 3X Shares	Utilities Select Sector Index	300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares Direxion Daily 7-10 Year Treasury Bear 3X Shares	ICE U.S. Treasury 7-10 Year Bond Index	300% −300%
Direxion Daily 20+ Year Treasury Bull 3X Shares Direxion Daily 20+ Year Treasury Bear 3X Shares	ICE U.S. Treasury 20+ Year Bond Index	300% −300%

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “Fixed Income Funds”) do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation time will be used. Securities, swap or future contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts.  Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a SOFR based rate) on the notional amount of the swap contract plus the

164

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.
Accounting Standards Update No. 2013-01 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.

165

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2025 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$312,014	$—	$312,014[1]	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	49,880,790	—	49,880,790[1]	—
Direxion Daily S&P 500® Bear 3X Shares	24,044,244	—	24,044,244[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	81,423,001	—	81,423,001[1]	—
Direxion Daily Small Cap Bear 3X Shares	23,426,954	—	22,760,000	666,954	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	16,975,334	—	16,975,334[1]	—
Direxion Daily FTSE China Bear 3X Shares	29,826,919	—	29,826,919[1]	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	3,120,148	—	2,960,000	160,148	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	55,487	—	55,487[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	413,260	—	400,000	13,260	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	132,313	—	132,313[1]	—
Direxion Daily Financial Bull 3X Shares	13,551,811	—	5,850,000	7,701,811	—	—	—	—
Direxion Daily Financial Bear 3X Shares	3,248,172	—	3,248,172[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	329,679	—	329,679[1]	—

166

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Real Estate Bull 3X Shares	$—	$—	$—	$—	$123,953	$—	$123,953[1]	$—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	1,180,532	—	1,180,532[1]	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	37,340,144	—	37,340,144[1]	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	1,129,529	—	1,129,529[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	27,092,639	—	27,092,639[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	2,165,621	—	2,165,621[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	13,320,272	—	—	13,320,272	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	1,609,140	—	—	1,609,140	—	—	—	—
Direxion Daily Technology Bull 3X Shares	34,202,959	—	29,010,000	5,192,959	—	—	—	—
Direxion Daily Technology Bear 3X Shares	1,785,058	—	1,785,058[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	142,239	—	120,000	22,239	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	52,374,907	—	52,374,907[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,592,228	—	2,760,000	832,228	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: BNP Paribas

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$43,826,501	$—	$43,826,501[1]	$—
Direxion Daily S&P 500® Bear 3X Shares	8,313,780	—	8,313,780[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	119,136,442	—	119,136,442[1]	—
Direxion Daily Small Cap Bear 3X Shares	20,938,382	—	20,302,588	635,794	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	9,352,028	—	9,160,000	192,028	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	17,308,784	—	17,308,784[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	976,491	—	900,000	76,491	—	—	—	—

167

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Aerospace & Defense Bull 3X Shares	$156,110	$—	$130,000	$26,110	$—	$—	$—	$—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	17,441,470	—	17,441,470[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	7,885,914	—	7,885,914[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	16,798,881	—	16,798,881[1]	—
Direxion Daily Semiconductor Bull 3X Shares	28,156,734	—	16,380,000	11,776,734	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	13,443,259	—	13,443,259[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	7,787,431	—	6,140,000	1,647,431	—	—	—	—
Direxion Daily Technology Bear 3X Shares	2,858,628	—	2,858,628[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	172,128	—	120,000	52,128	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	116,910	—	116,910[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	10,350,351	—	10,350,351[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,051,124	—	2,808,082	243,042	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$66,091,135	$—	$58,260,000	$7,831,135	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	20,061,606	—	20,061,606[1]	—
Direxion Daily Small Cap Bull 3X Shares	11,663,738	—	11,663,738[1]	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	10,884,466	—	10,884,466[1]	—
Direxion Daily FTSE China Bull 3X Shares	38,876,847	—	38,120,000	756,847	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,108,256	—	1,820,000	288,256	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	680,597	—	510,000	170,597	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	1,160,239	—	1,090,000	70,239	—	—	—	—

168

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Aerospace & Defense Bull 3X Shares	$5,887,985	$—	$5,570,000	$317,985	$—	$—	$—	$—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	96,088	—	96,088[1]	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	4,905,321	—	4,905,321[1]	—
Direxion Daily Healthcare Bull 3X Shares	155,348	—	—	155,348	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	2,763,269	—	2,763,269[1]	—
Direxion Daily Industrials Bull 3X Shares	416,167	—	310,000	106,167	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	486,182	—	300,000	186,182	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	12,204,119	—	12,204,119[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	122,723	—	122,723[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	—	1,549,280	—	1,549,280[1]	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	2,495,700	—	2,495,700[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	26,837,191	—	22,690,000	4,147,191	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	3,305,652	—	3,305,652[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	106,416,163	—	106,416,163[1]	—
Direxion Daily Semiconductor Bear 3X Shares	9,321,712	—	9,321,712[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	52,895,995	—	52,895,995[1]	—
Direxion Daily Technology Bear 3X Shares	7,479,855	—	7,479,855[1]	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	244,988	—	244,988[1]	—
Direxion Daily Utilities Bull 3X Shares	277,555	—	250,000	27,555	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	677,615	—	660,000	17,615	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	78,865	—	78,865[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	28,289,194	—	28,289,194[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

169

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Citibank N.A.

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$996,142	$—	$996,142[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	31,063,819	—	31,063,819[1]	—
Direxion Daily S&P 500® Bear 3X Shares	2,859,305	—	2,859,305[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	6,224,404	—	6,224,404[1]	—
Direxion Daily Small Cap Bear 3X Shares	14,111,197	—	13,555,999	555,198	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	23,568,992	—	23,127,000	441,992	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	1,870,427	—	1,870,427[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1,433,138	—	1,166,000	267,138	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	107,747	—	107,747[1]	—	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	389,475	—	322,001	67,474	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	10,665,131	—	10,290,001	375,130	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	5,100,114	—	5,100,114[1]	—
Direxion Daily Dow Jones Internet Bear 3X Shares	1,137,219	—	1,137,219[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	2,598,680	—	2,157,001	441,679	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	125,062	—	—	125,062	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	15,654,573	—	15,654,573[1]	—
Direxion Daily Industrials Bull 3X Shares	92,653	—	—	92,653	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	587,801	—	587,801[1]	—
Direxion Daily Regional Banks Bull 3X Shares	4,198,893	—	4,198,893[1]	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	1,316,107	—	1,316,107[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	1,706,774	—	1,538,001	168,773	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	3,005,332	—	3,005,332[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	16,696,463	—	16,696,463[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	2,172,841	—	2,172,841[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	178,957,249	—	136,380,001	42,577,248	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	81,667,176	—	81,667,176[1]	—

170

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Technology Bull 3X Shares	$9,806,838	$—	$8,385,000	$1,421,838	$—	$—	$—	$—
Direxion Daily Technology Bear 3X Shares	1,785,926	—	1,785,926[1]	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	239,992	—	239,992[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	8,237,610	—	8,237,610[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	310,986	—	—	310,986	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$2,605,357	$—	$—	$2,605,357	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	10,231,838	—	10,231,838[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	9,833,586	—	2,208,000	7,625,586	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	6,631,419	—	6,631,419[1]	—
Direxion Daily FTSE Europe Bull 3X Shares	1,382,071	—	1,350,000	32,071	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	1,193,094	—	1,070,000	123,094	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	1,535,073	—	1,180,000	355,073	—	—	—	—
Direxion Daily Financial Bull 3X Shares	2,417,829	—	1,660,000	757,829	—	—	—	—
Direxion Daily Financial Bear 3X Shares	1,242,411	—	1,242,411[1]	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	10,158,483	—	10,158,483[1]	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	14,343,489	—	14,343,489[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	28,491,478	—	28,491,478[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	4,359,658	—	4,359,658[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	105,294,684	—	73,992,000	31,302,684	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	15,906,286	—	15,906,286[1]	—	—	—	—	—

171

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Technology Bull 3X Shares	$—	$—	$—	$—	$32,587,400	$—	$32,587,400[1]	$—
Direxion Daily Technology Bear 3X Shares	2,746,160	—	2,746,160[1]	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	—	—	—	371,844	—	371,844[1]	—
Direxion Daily Utilities Bull 3X Shares	—	—	—	—	16,640	—	16,640[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	34,354,663	—	34,354,663[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,901,969	—	1,440,000	461,969	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$3,914,272	$—	$3,914,272[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	47,155,861	—	47,155,861[1]	—
Direxion Daily S&P 500® Bear 3X Shares	10,094,854	—	10,094,854[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	91,435,511	—	91,435,511[1]	—
Direxion Daily Small Cap Bear 3X Shares	7,341,560	—	7,047,000	294,560	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	869,307	—	860,000	9,307	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	37,681	—	—	37,681	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	1,793,239	—	1,793,239[1]	—
Direxion Daily MSCI Mexico Bull 3X Shares	1,862,535	—	1,670,000	192,535	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	903,036	—	860,000	43,036	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	2,405,542	—	2,250,000	155,542	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	—	—	—	1,843,895	—	1,843,895[1]	—
Direxion Daily Dow Jones Internet Bull 3X Shares	—	—	—	—	1,151,292	—	1,151,292[1]	—
Direxion Daily Dow Jones Internet Bear 3X Shares	112,091	—	112,091[1]	—	—	—	—	—

172

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Financial Bull 3X Shares	$21,498,497	$—	$18,870,000	$2,628,497	$—	$—	$—	$—
Direxion Daily Financial Bear 3X Shares	1,641,534	—	1,641,534[1]	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	746,678	—	—	746,678	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	753,217	—	753,217[1]	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	1,327,458	—	1,327,458[1]	—
Direxion Daily Real Estate Bear 3X Shares	2,329,813	—	2,329,813[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	30,358,276	—	30,358,276[1]	—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	1,531,998	—	1,531,998[1]	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	—	—	—	1,421,324	—	1,421,324[1]	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	2,047,367	—	2,047,367[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	3,515,594	—	3,515,594[1]	—
Direxion Daily S&P Biotech Bear 3X Shares	1,344,442	—	1,344,442[1]	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	61,157,726	—	61,157,726[1]	—
Direxion Daily Semiconductor Bear 3X Shares	7,108,078	—	7,108,078[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	17,372,471	—	14,322,000	3,050,471	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	665,556	—	665,556[1]	—
Direxion Daily Utilities Bull 3X Shares	465,864	—	465,864[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	717,888	—	540,000	177,888	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	131,454	—	131,454[1]	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	13,351,118	—	13,351,118[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	821,767	—	199,000	622,767	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

173

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Nomura

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily FTSE China Bull 3X Shares	$13,883,938	$—	$13,610,000	$273,938	$—	$—	$—	$—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Societe Generale

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bull 3X Shares	$—	$—	$—	$—	$23,751,090	$—	$23,751,090[1]	$—
Direxion Daily Small Cap Bear 3X Shares	21,928,869	—	21,290,000	638,869	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	26,893,761	—	26,410,000	483,761	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	7,933,729	—	7,933,729[1]	—
Direxion Daily Financial Bear 3X Shares	2,330,376	—	2,330,376[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	23,046,537	—	23,046,537[1]	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	23,991,756	—	23,991,756[1]	—
Direxion Daily Semiconductor Bear 3X Shares	23,861,019	—	23,861,019[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	35,411,365	—	35,411,365[1]	—
Direxion Daily Technology Bear 3X Shares	1,751,890	—	1,751,890[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

174

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Mid Cap Bull 3X Shares	$—	$—	$—	$—	$515,311	$—	$515,311[1]	$—
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	145,580,646	—	145,580,646[1]	—
Direxion Daily S&P 500® Bear 3X Shares	5,032,659	—	5,032,659[1]	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	90,345,989	—	90,345,989[1]	—
Direxion Daily Small Cap Bear 3X Shares	23,436,091	—	22,710,000	726,091	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	52,316,030	—	51,160,000	1,156,030	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	2,264,198	—	2,264,198[1]	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	978,024	—	978,024[1]	—	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	47,896	—	—	47,896	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	506,956	—	506,956[1]	—	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	2,014,855	—	1,850,000	164,855	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	664,032	—	660,000	4,032	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	4,601,061	—	4,540,000	61,061	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	58,502	—	58,502[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	3,645,331	—	1,480,000	2,165,331	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	4,023,563	—	4,023,563[1]	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	527,472	—	527,472[1]	—
Direxion Daily Industrials Bull 3X Shares	—	—	—	—	318,290	—	318,290[1]	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	—	—	—	349,907	—	349,907[1]	—
Direxion Daily Real Estate Bull 3X Shares	1,352,007	—	1,190,000	162,007	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	89,952	—	89,952[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	24,565,092	—	24,565,092[1]	—
Direxion Daily Retail Bull 3X Shares	1,204,114	—	1,204,114[1]	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	636,522	—	550,000	86,522	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	699,981	—	699,981[1]	—
Direxion Daily S&P Biotech Bull 3X Shares	3,214,223	—	—	3,214,223	—	—	—	—

175

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P Biotech Bear 3X Shares	$95,127	$—	$95,127[1]	$—	$—	$—	$—	$—
Direxion Daily Semiconductor Bull 3X Shares	87,912,147	—	72,110,000	15,802,147	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	38,108,290	—	38,108,290[1]	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	68,234,455	—	68,234,455[1]	—
Direxion Daily Technology Bear 3X Shares	1,074,784	—	—	1,074,784	—	—	—	—
Direxion Daily Utilities Bull 3X Shares	604,306	—	604,306[1]	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	13,412,101	—	13,412,101[1]	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	1,339,833	—	630,000	709,833	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended April 30, 2025.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

176

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
g) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the termof the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of April 30, 2025, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.
As of April 30, 2025, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily Mid Cap Bull 3X Shares	$645,327	$98,978	$560,545	$659,523
Direxion Daily S&P 500® Bull 3X Shares	3,182,233	293,393	2,956,307	3,249,700
Direxion Daily Small Cap Bull 3X Shares	350,468,912	341,574,151	16,194,416	357,768,567
Direxion Daily FTSE Europe Bull 3X Shares	9,518,052	9,703,030	52,147	9,755,177
Direxion Daily MSCI Mexico Bull 3X Shares	643,188	658,350	—	658,350
Direxion Daily Aerospace & Defense Bull 3X Shares	922,215	—	941,092	941,092
Direxion Daily Consumer Discretionary Bull 3X Shares	36,144	—	37,005	37,005
Direxion Daily Dow Jones Internet Bull 3X Shares	176,527	36,351	144,669	181,020
Direxion Daily Financial Bull 3X Shares	201,281	49,280	156,466	205,746
Direxion Daily Homebuilders & Supplies Bull 3X Shares	1,111,124	17,763	1,117,415	1,135,178
Direxion Daily Industrials Bull 3X Shares	16,220	—	16,557	16,557
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	129,967	76,046	57,083	133,129
Direxion Daily Regional Banks Bull 3X Shares	1,777,016	470,137	1,342,636	1,812,773
Direxion Daily Retail Bull 3X Shares	934,119	400,181	555,191	955,372
Direxion Daily S&P 500® High Beta Bull 3X Shares	101,166	—	103,371	103,371
Direxion Daily S&P Biotech Bull 3X Shares	23,034,409	7,429,963	16,169,216	23,599,179
Direxion Daily Semiconductor Bull 3X Shares	41,107,581	42,562,119	—	42,562,119
Direxion Daily Transportation Bull 3X Shares	84,474	11,361	74,872	86,233
Direxion Daily 20+ Year Treasury Bull 3X Shares	2,155,780	2,205,033	—	2,205,033

177

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
h) Federal Income Taxes - Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended April 30, 2025, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3.  INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended April 30, 2025 and October 31, 2024 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended April 30, 2025 (Unaudited)			Year Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Mid Cap Bull 3X Shares	$514,308	$—	$—	$1,139,996	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	24,622,231	—	—	39,739,010	—	—
Direxion Daily S&P 500® Bear 3X Shares	7,646,450	—	—	26,415,736	—	—
Direxion Daily Small Cap Bull 3X Shares	15,765,630	—	—	24,512,275	—	—
Direxion Daily Small Cap Bear 3X Shares	5,433,765	—	—	15,633,570	—	—
Direxion Daily FTSE China Bull 3X Shares	21,815,250	—	—	21,768,257	—	—

178

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Period Ended April 30, 2025 (Unaudited)			Year Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily FTSE China Bear 3X Shares	$3,895,135	$—	$—	$5,609,445	$—	$—
Direxion Daily FTSE Europe Bull 3X Shares	297,036	—	—	699,054	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1,308,465	—	—	3,081,697	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	308,057	—	—	876,879	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	545,373	—	—	491,027	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	1,935,729	—	—	970,525	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	680,330	20,015,356	—	2,077,148	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	114,262	—	—	266,362	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	142,680	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	278,720	—	—	1,078,267	—	—
Direxion Daily Financial Bull 3X Shares	10,364,532	—	—	29,119,868	—	—
Direxion Daily Financial Bear 3X Shares	2,224,849	—	—	6,527,992	—	—
Direxion Daily Healthcare Bull 3X Shares	709,764	—	—	2,549,412	—	2,143
Direxion Daily Homebuilders & Supplies Bull 3X Shares	2,094,738	—	—	1,197,408	—	—
Direxion Daily Industrials Bull 3X Shares	87,516	1,934,823	—	331,010	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	52,626	—	—	221,030	—	—
Direxion Daily Real Estate Bull 3X Shares	709,205	—	—	1,897,536	—	104,343
Direxion Daily Real Estate Bear 3X Shares	1,098,363	—	—	3,854,456	—	—
Direxion Daily Regional Banks Bull 3X Shares	4,792,079	—	—	18,854,004	—	—
Direxion Daily Retail Bull 3X Shares	232,054	—	—	698,835	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	87,572	—	—	684,425	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	475,382	—	—	1,760,835	—	—
Direxion Daily S&P Biotech Bull 3X Shares	956,169	—	—	4,277,465	—	1,053,048
Direxion Daily S&P Biotech Bear 3X Shares	1,070,919	—	—	4,302,906	—	—

179

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Period Ended April 30, 2025 (Unaudited)			Year Ended October 31, 2024
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Semiconductor Bull 3X Shares	$54,303,934	$—	$—	$76,014,041	$—	$—
Direxion Daily Semiconductor Bear 3X Shares	11,062,683	—	—	38,472,872	—	—
Direxion Daily Technology Bull 3X Shares	8,136,645	1,291,473	—	11,519,235	—	—
Direxion Daily Technology Bear 3X Shares	1,449,144	—	—	4,898,417	—	—
Direxion Daily Transportation Bull 3X Shares	91,990	—	—	367,458	—	—
Direxion Daily Utilities Bull 3X Shares	328,936	—	—	1,032,613	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	795,893	—	—	1,486,393	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	241,919	—	—	715,511	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	101,210,078	—	—	160,750,393	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	2,858,807	—	—	9,322,553	—	—

At October 31, 2024, the components of accumulated earnings/(losses) of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Mid Cap Bull 3X Shares	$7,522,034	$36,223	$ —	$(6,817,521)	$740,736
Direxion Daily S&P 500® Bull 3X Shares	842,266,294	2,446,509	—	—	844,712,803
Direxion Daily S&P 500® Bear 3X Shares	(326,748,443)	2,268,103	—	(3,098,779,300)	(3,423,259,640)
Direxion Daily Small Cap Bull 3X Shares	46,357,914	6,280,801	—	(349,409,953)	(296,771,238)
Direxion Daily Small Cap Bear 3X Shares	(246,058,665)	1,550,235	—	(3,631,433,359)	(3,875,941,789)
Direxion Daily FTSE China Bull 3X Shares	(877,082,329)	1,994,429	—	(202,398,103)	(1,077,486,003)
Direxion Daily FTSE China Bear 3X Shares	(114,399,382)	1,084,330	—	(86,335,584)	(199,650,636)
Direxion Daily FTSE Europe Bull 3X Shares	(242,965)	12,682	—	(17,476,247)	(17,706,530)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	(17,616,663)	314,975	—	(243,448,542)	(260,750,230)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	(3,369,704)	65,743	—	(337,420,517)	(340,724,478)

180

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily MSCI Mexico Bull 3X Shares	$(11,886,400)	$52,422	$ —	$(270,319)	$(12,104,297)
Direxion Daily MSCI South Korea Bull 3X Shares	(13,430,808)	62,988	—	(28,321,443)	(41,689,263)
Direxion Daily Aerospace & Defense Bull 3X Shares	35,332,593	20,416,974	—	—	55,749,567
Direxion Daily Consumer Discretionary Bull 3X Shares	3,468,186	10,725	—	(20,362,774)	(16,883,863)
Direxion Daily Dow Jones Internet Bull 3X Shares	29,459,728	—	—	(122,158,927)	(92,699,199)
Direxion Daily Dow Jones Internet Bear 3X Shares	(10,443,637)	74,792	—	(49,718,960)	(60,087,805)
Direxion Daily Financial Bull 3X Shares	849,751,062	1,164,580	—	—	850,915,642
Direxion Daily Financial Bear 3X Shares	(65,365,304)	635,415	—	(3,195,057,034)	(3,259,786,923)
Direxion Daily Healthcare Bull 3X Shares	10,217,654	—	—	(25,610,775)	(15,393,121)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	65,576,988	168,493	—	—	65,745,481
Direxion Daily Industrials Bull 3X Shares	10,098,059	1,952,918	—	—	12,050,977
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	101,376	5,839	—	(9,595,200)	(9,487,985)
Direxion Daily Real Estate Bull 3X Shares	6,166,491	—	—	(5,892,134)	274,357
Direxion Daily Real Estate Bear 3X Shares	(37,655,235)	338,706	—	(157,465,567)	(194,782,096)
Direxion Daily Regional Banks Bull 3X Shares	221,028,851	—	—	—	221,028,851
Direxion Daily Retail Bull 3X Shares	(7,725,020)	26,123	—	(78,683,961)	(86,382,858)
Direxion Daily S&P 500® High Beta Bull 3X Shares	(12,461)	7,578	—	(6,186,923)	(6,191,806)
Direxion Daily S&P 500® High Beta Bear 3X Shares	(13,890,201)	136,469	—	(153,743,014)	(167,496,746)
Direxion Daily S&P Biotech Bull 3X Shares	(21,624,026)	—	—	(1,510,432,329)	(1,532,056,355)
Direxion Daily S&P Biotech Bear 3X Shares	(30,192,376)	351,299	—	(341,641,659)	(371,482,736)
Direxion Daily Semiconductor Bull 3X Shares	(3,060,844,564)	9,355,015	—	—	(3,051,489,549)
Direxion Daily Semiconductor Bear 3X Shares	(382,308,558)	3,393,297	—	(2,421,094,988)	(2,800,010,249)
Direxion Daily Technology Bull 3X Shares	492,406,427	1,848,022	—	—	494,254,449

181

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Technology Bear 3X Shares	$(26,849,901)	$403,259	$ —	$(471,325,175)	$(497,771,817)
Direxion Daily Transportation Bull 3X Shares	1,133,523	6,405	—	—	1,139,928
Direxion Daily Utilities Bull 3X Shares	16,584,908	—	—	—	16,584,908
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(4,603,064)	127,023	—	(15,008,108)	(19,484,149)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(737,854)	58,746	—	(44,642,449)	(45,321,557)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(1,678,363,883)	14,341,272	—	(46,197,251)	(1,710,219,862)
Direxion Daily 20+ Year Treasury Bear 3X Shares	(35,131,067)	709,772	—	(636,615,677)	(671,036,972)

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and qualified late year losses.
At April 30, 2025, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Mid Cap Bull 3X Shares	$74,098,208	$2,951,262	$(3,197,847)	$(246,585)
Direxion Daily S&P 500® Bull 3X Shares	4,234,512,002	176,690,569	(91,315,893)	85,374,676
Direxion Daily S&P 500® Bear 3X Shares	425,005,350	—	—	—
Direxion Daily Small Cap Bull 3X Shares	2,406,609,972	—	(5,094,633)	(5,094,633)
Direxion Daily Small Cap Bear 3X Shares	262,162,157	—	—	—
Direxion Daily FTSE China Bull 3X Shares	1,120,635,590	4,852,982	—	4,852,982
Direxion Daily FTSE China Bear 3X Shares	249,445,986	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	47,118,387	859,559	—	859,559
Direxion Daily MSCI Emerging Markets Bull 3X Shares	63,510,490	—	(3,349)	(3,349)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	21,152,216	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	26,541,839	812,371	—	812,371
Direxion Daily MSCI South Korea Bull 3X Shares	79,543,389	899,103	—	899,103
Direxion Daily Aerospace & Defense Bull 3X Shares	141,889,361	18,592,298	(623,566)	17,968,732
Direxion Daily Consumer Discretionary Bull 3X Shares	18,950,035	865,977	(163,387)	702,590
Direxion Daily Dow Jones Internet Bull 3X Shares	112,688,080	11,339,257	(748,588)	10,590,669
Direxion Daily Dow Jones Internet Bear 3X Shares	11,925,928	—	—	—
Direxion Daily Financial Bull 3X Shares	2,064,714,271	214,959,325	(11,127,098)	203,832,227
Direxion Daily Financial Bear 3X Shares	106,002,670	—	—	—

182

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily Healthcare Bull 3X Shares	$122,809,124	$16,758,800	$(7,297,489)	$9,461,311
Direxion Daily Homebuilders & Supplies Bull 3X Shares	297,163,745	184,134	(16,441,877)	(16,257,743)
Direxion Daily Industrials Bull 3X Shares	28,894,705	1,996,910	(630,652)	1,366,258
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	13,742,644	920,834	(266,095)	654,739
Direxion Daily Real Estate Bull 3X Shares	60,655,111	1,314,314	(2,314,730)	(1,000,416)
Direxion Daily Real Estate Bear 3X Shares	48,055,840	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	670,545,155	9,342,672	(6,781,684)	2,560,988
Direxion Daily Retail Bull 3X Shares	36,641,393	2,895,105	(1,486,445)	1,408,660
Direxion Daily S&P 500® High Beta Bull 3X Shares	45,998,461	2,824,498	(127,350)	2,697,148
Direxion Daily S&P 500® High Beta Bear 3X Shares	27,484,562	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	688,576,232	27,741,105	(27,263,333)	477,772
Direxion Daily S&P Biotech Bear 3X Shares	49,788,774	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	8,983,202,070	431,660,177	(2,821,162)	428,839,015
Direxion Daily Semiconductor Bear 3X Shares	893,628,797	—	—	—
Direxion Daily Technology Bull 3X Shares	2,298,661,852	168,371,595	(23,504,692)	144,866,903
Direxion Daily Technology Bear 3X Shares	83,585,776	—	—	—
Direxion Daily Transportation Bull 3X Shares	14,057,518	546,918	(467,230)	79,688
Direxion Daily Utilities Bull 3X Shares	28,980,065	1,178,526	(1,167,387)	11,139
Direxion Daily 7-10 Year Treasury Bull 3X Shares	50,099,431	40,000	—	40,000
Direxion Daily 7-10 Year Treasury Bear 3X Shares	10,282,894	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	4,877,501,990	—	(33,070,697)	(33,070,697)
Direxion Daily 20+ Year Treasury Bear 3X Shares	167,070,182	—	—	—

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts and passive foreign investment companies.
In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2024.
At October 31, 2024, the Direxion Daily Dow Jones Internet Bull 3X Shares deferred, on a tax basis, qualified late year losses of $12,243.
Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

183

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
At October 31, 2024, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily Mid Cap Bull 3X Shares	$6,440,872	$(6,817,521)	$—
Direxion Daily S&P 500® Bull 3X Shares	72,884,312	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	(3,095,449,874)	(3,329,426)
Direxion Daily Small Cap Bull 3X Shares	206,823,881	(349,409,953)	—
Direxion Daily Small Cap Bear 3X Shares	—	(3,631,433,359)	—
Direxion Daily FTSE China Bull 3X Shares	296,041,570	(197,345,571)	(5,052,532)
Direxion Daily FTSE China Bear 3X Shares	17,279,697	(86,335,584)	—
Direxion Daily FTSE Europe Bull 3X Shares	4,785,087	(17,228,083)	(248,164)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	(182,412,212)	(61,036,330)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	(337,420,517)	—
Direxion Daily MSCI Mexico Bull 3X Shares	—	(270,319)	—
Direxion Daily MSCI South Korea Bull 3X Shares	—	(28,321,443)	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	2,047,401	(18,513,253)	(1,849,521)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	(116,018,107)	(6,128,577)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	(49,718,960)	—
Direxion Daily Financial Bull 3X Shares	466,891,018	—	—
Direxion Daily Financial Bear 3X Shares	—	(3,195,057,034)	—
Direxion Daily Healthcare Bull 3X Shares	—	(20,209,112)	(5,401,663)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—
Direxion Daily Industrials Bull 3X Shares	454,702	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	(8,372,073)	(1,223,127)
Direxion Daily Real Estate Bull 3X Shares	2,674,338	(5,892,134)	—
Direxion Daily Real Estate Bear 3X Shares	—	(157,465,567)	—
Direxion Daily Regional Banks Bull 3X Shares	114,692,895	—	—
Direxion Daily Retail Bull 3X Shares	—	(68,220,102)	(10,463,859)
Direxion Daily S&P 500® High Beta Bull 3X Shares	11,637,489	(3,235,664)	(2,951,259)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	(153,743,014)	—
Direxion Daily S&P Biotech Bull 3X Shares	—	(1,354,313,344)	(156,118,985)
Direxion Daily S&P Biotech Bear 3X Shares	—	(341,641,659)	—
Direxion Daily Semiconductor Bull 3X Shares	78,790,487	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	(2,421,094,988)	—
Direxion Daily Technology Bull 3X Shares	275,945,957	—	—
Direxion Daily Technology Bear 3X Shares	—	(471,325,175)	—
Direxion Daily Transportation Bull 3X Shares	1,230,641	—	—
Direxion Daily Utilities Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	(13,265,013)	(1,743,095)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	843,434	(44,642,449)	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	33,767,080	(46,197,251)	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	(636,615,677)	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in

184

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2025, open U.S. Federal and state income tax years include the tax years ended October 31, 2022, through October 31, 2024. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of April 30, 2025 is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended April 30, 2025. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$17,212,959	$41,750,090	$17,188,785	$5,028,183
Direxion Daily S&P 500® Bull 3X Shares	1,354,438,582	2,163,258,102	1,396,844,900	1,072,309,458
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,249,988,425	2,129,745,056	1,071,791,130	484,395,674
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	920,796,250	942,515,240	70,352,583	853,653,980
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	14,954,504	28,168,097	8,755,976
Direxion Daily MSCI Emerging Markets Bull 3X Shares	3,895,110	11,237,753	18,822,022	12,017,030
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X Shares	5,495,000	7,303,947	15,447,080	13,565,987
Direxion Daily MSCI South Korea Bull 3X Shares	—	46,900,611	101,118,413	47,555,165
Direxion Daily Aerospace & Defense Bull 3X Shares	59,918,758	53,307,188	11,493,003	31,173,872
Direxion Daily Consumer Discretionary Bull 3X Shares	15,181,770	9,708,750	3,203,219	8,655,645
Direxion Daily Dow Jones Internet Bull 3X Shares	47,211,075	52,806,393	10,387,066	23,329,217
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—

185

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Financial Bull 3X Shares	$744,107,226	$822,625,463	$396,457,844	$480,063,313
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	557,763	64,613,694	46,674,689	5,394,207
Direxion Daily Homebuilders & Supplies Bull 3X Shares	15,871,734	142,738,340	307,461,358	179,268,645
Direxion Daily Industrials Bull 3X Shares	4,878,808	10,895,021	6,229,957	6,248,048
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	3,775,471	7,480,239	5,999,845	2,893,147
Direxion Daily Real Estate Bull 3X Shares	11,806,056	574,663	4,520,815	30,310,449
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Regional Banks Bull 3X Shares	387,006,313	539,540,161	362,711,107	328,044,733
Direxion Daily Retail Bull 3X Shares	10,133,837	26,798,990	16,422,647	6,685,874
Direxion Daily S&P 500® High Beta Bull 3X Shares	14,342,451	47,658,275	39,912,737	9,393,497
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—
Direxion Daily S&P Biotech Bull 3X Shares	135,257,958	582,262,606	661,130,718	383,205,385
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	4,744,033,182	11,934,123,902	13,584,774,036	6,223,743,642
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	903,318,159	1,664,325,193	507,583,388	176,776,900
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	1,190,597	9,596,426	6,028,143	5,396,337
Direxion Daily Utilities Bull 3X Shares	7,954,228	4,716,057	8,430,608	19,986,240
Direxion Daily 7-10 Year Treasury Bull 3X Shares	6,635,930	—	2,476,414	5,928,478
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,256,994,800	3,286,397,526	770,300,582	1,646,023,117
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2025.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.
The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund’s daily net assets. For the period ended April 30, 2025, the Adviser waived its fee in certain Funds.

Net Asset Range			Advisory Fee Limit
$0	-	$1,500,000,000	0.75%
$1,500,000,000	-	$2,000,000,000	0.70%
$2,000,000,000	-	$2,500,000,000	0.65%
$2,500,000,000	-	$3,000,000,000	0.60%
Greater than $3,000,000,000			0.55%

186

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Under the Management Services Agreement, the Trust pays to the Adviser a fee at the annual rate of 0.05% on the first $25,000,000,000 of the aggregate average daily net assets of the Funds in the Trust and the funds in the Direxion Funds Trust, 0.0475% on the aggregate average net assets of over $25,000,000,000 to $50,000,000,000 and 0.045% on the aggregate net assets above $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. Pursuant to the Management Services Agreement, this fee is computed daily and payable monthly.
The Funds have entered into an Operating Expense Limitation Agreement with the Adviser. Under the Operating Expense Limitation Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95% multiplied by the Fund’s respective average daily net assets at least until September 1, 2026. Pursuant to the Operating Expense Limitation Agreement this fee is computed daily and payable monthly. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
	Expenses Recouped	Expenses Reimbursed	October 31, 2025	October 31, 2026	October 31, 2027	April 30, 2028
Direxion Daily Mid Cap Bull 3X Shares	$4,581	$250	$—	$10,124	$2,522	$250	$12,896
Direxion Daily S&P 500® Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	9,930	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	989	1,942	—	6,834	2,002	1,942	10,778
Direxion Daily MSCI Emerging Markets Bull 3X Shares	—	7,467	—	11,264	5,932	7,467	24,663
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	33,032	23,197	70,652	114,708	33,032	241,589
Direxion Daily MSCI Mexico Bull 3X Shares	31	2,523	8,323	22,387	8,216	2,523	41,449
Direxion Daily MSCI South Korea Bull 3X Shares	7,609	143	8,039	26,640	7,006	143	41,828
Direxion Daily Aerospace & Defense Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	25	3,312	16,551	35,921	5,465	3,312	61,249
Direxion Daily Dow Jones Internet Bull 3X Shares	6	6	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	8,114	8,554	15,465	15,719	8,114	47,852
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—	—

187

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

			Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
	Expenses Recouped	Expenses Reimbursed	October 31, 2025	October 31, 2026	October 31, 2027	April 30, 2028
Direxion Daily Financial Bear 3X Shares	$—	$—	$—	$—	$—	$—	$—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Industrials Bull 3X Shares	439	1,318	14,063	44,415	3,474	1,318	63,270
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	3	12,811	15,403	52,651	25,590	12,811	106,455
Direxion Daily Real Estate Bull 3X Shares	9,481	20	—	28,372	1,967	20	30,359
Direxion Daily Real Estate Bear 3X Shares	4,905	15	26,201	9,547	1,809	15	37,572
Direxion Daily Regional Banks Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	665	971	—	—	—	306	306
Direxion Daily S&P 500® High Beta Bull 3X Shares	1	4,010	—	44,409	2,424	4,010	50,843
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	6,092	7,879	14,716	9,792	6,092	38,479
Direxion Daily S&P Biotech Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily S&P Biotech Bear 3X Shares	791	1,551	—	5,990	5,793	1,551	13,334
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—	—
Direxion Daily Transportation Bull 3X Shares	—	9,925	10,187	34,823	15,726	9,925	70,661
Direxion Daily Utilities Bull 3X Shares	2,014	793	14,208	30,222	1,423	793	46,646
Direxion Daily 7-10 Year Treasury Bull 3X Shares	11,184	—	6,587	8,421	2,826	—	17,834
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	7,500	14	7,895	13,374	7,500	28,783
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—	—

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2025 is presented on the Statement of Assets and Liabilities as “Due from (to) Adviser, net”.

188

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
ALPS Distributors, Inc. serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares.
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2025:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Mid Cap Bull 3X Shares	$—	$46,202,747	$27,648,876	$312,014	$(5,425,725)
Direxion Daily S&P 500® Bull 3X Shares	—	2,818,416,767	1,501,469,911	68,696,492	(317,507,617)
Direxion Daily S&P 500® Bear 3X Shares	—	—	425,005,350	60,576,680	(20,061,606)
Direxion Daily Small Cap Bull 3X Shares	1,120,114,127	—	1,281,401,212	11,663,738	(412,316,437)
Direxion Daily Small Cap Bear 3X Shares	—	—	262,162,157	111,183,053	(10,884,466)
Direxion Daily FTSE China Bull 3X Shares	478,209,081	—	647,279,491	174,725,182	(16,975,334)
Direxion Daily FTSE China Bear 3X Shares	—	—	249,445,986	32,091,117	(23,940,203)
Direxion Daily FTSE Europe Bull 3X Shares	18,197,316	—	29,780,630	6,076,320	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	2,771,889	—	60,735,252	3,626,971	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	21,152,216	614,703	(1,793,239)
Direxion Daily MSCI Mexico Bull 3X Shares	12,904,674	—	14,449,536	5,751,081	—
Direxion Daily MSCI South Korea Bull 3X Shares	43,199,322	—	37,243,170	5,572,898	—
Direxion Daily Aerospace & Defense Bull 3X Shares	—	103,958,025	55,900,068	20,649,841	—
Direxion Daily Consumer Discretionary Bull 3X Shares	—	11,652,867	7,999,758	664,032	(1,995,470)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	76,599,204	46,679,545	5,014,321	(6,251,406)
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	11,925,928	1,307,812	(132,313)
Direxion Daily Financial Bull 3X Shares	—	1,539,915,312	728,631,186	43,712,148	(30,280,520)
Direxion Daily Financial Bear 3X Shares	—	—	106,002,670	8,462,493	(4,023,563)
Direxion Daily Healthcare Bull 3X Shares	—	87,174,688	45,095,747	1,027,088	(527,472)
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	142,704,393	138,201,609	—	(36,791,918)
Direxion Daily Industrials Bull 3X Shares	—	19,947,455	10,313,508	508,820	(1,071,507)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	9,484,693	4,912,690	486,182	(937,708)
Direxion Daily Real Estate Bull 3X Shares	—	43,035,703	16,618,992	1,352,007	(1,451,411)
Direxion Daily Real Estate Bear 3X Shares	—	—	48,055,840	2,419,765	(1,180,532)
Direxion Daily Regional Banks Bull 3X Shares	—	364,540,056	308,566,087	16,403,012	(129,653,538)
Direxion Daily Retail Bull 3X Shares	—	21,416,694	16,633,359	1,204,114	(2,970,828)
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	26,191,628	22,503,981	2,343,296	(2,970,604)

189

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily S&P 500® High Beta Bear 3X Shares	$—	$—	$27,484,562	$5,672,596	$(3,705,313)
Direxion Daily S&P Biotech Bull 3X Shares	—	380,466,270	308,587,734	30,051,414	(92,595,055)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	49,788,774	10,137,689	(3,305,652)
Direxion Daily Semiconductor Bull 3X Shares	—	6,242,027,678	3,170,013,407	413,641,086	(191,565,645)
Direxion Daily Semiconductor Bear 3X Shares	—	—	893,628,797	109,357,784	(81,667,176)
Direxion Daily Technology Bull 3X Shares	—	1,578,541,908	864,986,847	69,169,699	(189,129,215)
Direxion Daily Technology Bear 3X Shares	—	—	83,585,776	19,482,301	(665,556)
Direxion Daily Transportation Bull 3X Shares	—	6,870,207	7,266,999	—	(856,824)
Direxion Daily Utilities Bull 3X Shares	—	20,520,937	8,470,267	1,347,725	(16,640)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	34,684,729	—	15,454,702	1,709,870	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	10,282,894	—	(327,229)
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,319,831,053	—	1,524,600,240	72,994,208	(87,375,736)
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	167,070,182	11,017,907	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended April 30, 2025.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

190

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2025, the Funds were invested in swap contracts. At April 30, 2025, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$312,014	$—	$312,014
Direxion Daily S&P 500® Bull 3X Shares	68,696,492	—	68,696,492
Direxion Daily S&P 500® Bear 3X Shares	60,576,680	—	60,576,680
Direxion Daily Small Cap Bull 3X Shares	11,663,738	—	11,663,738
Direxion Daily Small Cap Bear 3X Shares	111,183,053	—	111,183,053
Direxion Daily FTSE China Bull 3X Shares	174,725,182	—	174,725,182
Direxion Daily FTSE China Bear 3X Shares	32,091,117	—	32,091,117
Direxion Daily FTSE Europe Bull 3X Shares	6,076,320	—	6,076,320
Direxion Daily MSCI Emerging Markets Bull 3X Shares	3,626,971	—	3,626,971
Direxion Daily MSCI Emerging Markets Bear 3X Shares	614,703	—	614,703
Direxion Daily MSCI Mexico Bull 3X Shares	5,751,081	—	5,751,081
Direxion Daily MSCI South Korea Bull 3X Shares	5,572,898	—	5,572,898
Direxion Daily Aerospace & Defense Bull 3X Shares	20,649,841	—	20,649,841
Direxion Daily Consumer Discretionary Bull 3X Shares	664,032	—	664,032
Direxion Daily Dow Jones Internet Bull 3X Shares	5,014,321	—	5,014,321
Direxion Daily Dow Jones Internet Bear 3X Shares	1,307,812	—	1,307,812
Direxion Daily Financial Bull 3X Shares	43,712,148	—	43,712,148
Direxion Daily Financial Bear 3X Shares	8,462,493	—	8,462,493
Direxion Daily Healthcare Bull 3X Shares	1,027,088	—	1,027,088
Direxion Daily Industrials Bull 3X Shares	508,820	—	508,820
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	486,182	—	486,182
Direxion Daily Real Estate Bull 3X Shares	1,352,007	—	1,352,007
Direxion Daily Real Estate Bear 3X Shares	2,419,765	—	2,419,765
Direxion Daily Regional Banks Bull 3X Shares	16,403,012	—	16,403,012
Direxion Daily Retail Bull 3X Shares	1,204,114	—	1,204,114
Direxion Daily S&P 500® High Beta Bull 3X Shares	2,343,296	—	2,343,296
Direxion Daily S&P 500® High Beta Bear 3X Shares	5,672,596	—	5,672,596
Direxion Daily S&P Biotech Bull 3X Shares	30,051,414	—	30,051,414
Direxion Daily S&P Biotech Bear 3X Shares	10,137,689	—	10,137,689
Direxion Daily Semiconductor Bull 3X Shares	413,641,086	—	413,641,086
Direxion Daily Semiconductor Bear 3X Shares	109,357,784	—	109,357,784
Direxion Daily Technology Bull 3X Shares	69,169,699	—	69,169,699
Direxion Daily Technology Bear 3X Shares	19,482,301	—	19,482,301
Direxion Daily Utilities Bull 3X Shares	1,347,725	—	1,347,725
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	1,709,870	1,709,870
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	72,994,208	72,994,208
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	11,017,907	11,017,907

[1]	Statements of Assets and Liabilities location:Unrealized appreciation on swap contracts.

191

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Mid Cap Bull 3X Shares	$5,425,725	$—	$5,425,725
Direxion Daily S&P 500® Bull 3X Shares	317,507,617	—	317,507,617
Direxion Daily S&P 500® Bear 3X Shares	20,061,606	—	20,061,606
Direxion Daily Small Cap Bull 3X Shares	412,316,437	—	412,316,437
Direxion Daily Small Cap Bear 3X Shares	10,884,466	—	10,884,466
Direxion Daily FTSE China Bull 3X Shares	16,975,334	—	16,975,334
Direxion Daily FTSE China Bear 3X Shares	23,940,203	—	23,940,203
Direxion Daily MSCI Emerging Markets Bear 3X Shares	1,793,239	—	1,793,239
Direxion Daily Consumer Discretionary Bull 3X Shares	1,995,470	—	1,995,470
Direxion Daily Dow Jones Internet Bull 3X Shares	6,251,406	—	6,251,406
Direxion Daily Dow Jones Internet Bear 3X Shares	132,313	—	132,313
Direxion Daily Financial Bull 3X Shares	30,280,520	—	30,280,520
Direxion Daily Financial Bear 3X Shares	4,023,563	—	4,023,563
Direxion Daily Healthcare Bull 3X Shares	527,472	—	527,472
Direxion Daily Homebuilders & Supplies Bull 3X Shares	36,791,918	—	36,791,918
Direxion Daily Industrials Bull 3X Shares	1,071,507	—	1,071,507
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	937,708	—	937,708
Direxion Daily Real Estate Bull 3X Shares	1,451,411	—	1,451,411
Direxion Daily Real Estate Bear 3X Shares	1,180,532	—	1,180,532
Direxion Daily Regional Banks Bull 3X Shares	129,653,538	—	129,653,538
Direxion Daily Retail Bull 3X Shares	2,970,828	—	2,970,828
Direxion Daily S&P 500® High Beta Bull 3X Shares	2,970,604	—	2,970,604
Direxion Daily S&P 500® High Beta Bear 3X Shares	3,705,313	—	3,705,313
Direxion Daily S&P Biotech Bull 3X Shares	92,595,055	—	92,595,055
Direxion Daily S&P Biotech Bear 3X Shares	3,305,652	—	3,305,652
Direxion Daily Semiconductor Bull 3X Shares	191,565,645	—	191,565,645
Direxion Daily Semiconductor Bear 3X Shares	81,667,176	—	81,667,176
Direxion Daily Technology Bull 3X Shares	189,129,215	—	189,129,215
Direxion Daily Technology Bear 3X Shares	665,556	—	665,556
Direxion Daily Transportation Bull 3X Shares	856,824	—	856,824
Direxion Daily Utilities Bull 3X Shares	16,640	—	16,640
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	327,229	327,229
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	87,375,736	87,375,736

[2]	Statements of Assets and Liabilities location:Unrealized depreciation on swap contracts.

192

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Transactions in derivative instruments during the period ended April 30, 2025 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	$(9,484,750)	$—	$(16,319,664)	$—
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	402,052,460	—	(1,204,304,386)	—
Direxion Daily S&P 500® Bull 3X Shares	Futures Contracts	131,420,503	—	(16,603,003)	—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(86,713,872)	—	79,115,743	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	9,098,232	—	(639,053,017)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(40,076,062)	—	115,461,292	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	(221,808,346)	—	361,376,787	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	(40,145,657)	—	(20,417,928)	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	(2,266,724)	—	5,139,930	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	Swap Contracts	(5,786,931)	—	(5,692,751)	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	Swap Contracts	(466,802)	—	(1,648,077)	—
Direxion Daily MSCI Mexico Bull 3X Shares	Swap Contracts	(5,579,338)	—	10,135,811	—
Direxion Daily MSCI South Korea Bull 3X Shares	Swap Contracts	(26,035,583)	—	12,868,471	—
Direxion Daily Aerospace & Defense Bull 3X Shares	Swap Contracts	20,779,839	—	(8,384,104)	—
Direxion Daily Consumer Discretionary Bull 3X Shares	Swap Contracts	5,172,504	—	(5,051,451)	—
Direxion Daily Dow Jones Internet Bull 3X Shares	Swap Contracts	27,092,652	—	(28,093,839)	—
Direxion Daily Dow Jones Internet Bear 3X Shares	Swap Contracts	(8,109,545)	—	3,520,440	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	685,837,564	—	(657,496,052)	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(47,715,203)	—	29,394,099	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	(5,136,792)	—	(17,033,112)	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	Swap Contracts	(74,954,889)	—	(120,236,194)	—
Direxion Daily Industrials Bull 3X Shares	Swap Contracts	5,334,252	—	(9,809,603)	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	Swap Contracts	(568,859)	—	(2,833,249)	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	10,030,075	—	(23,608,652)	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(9,013,799)	—	11,316,721	—
Direxion Daily Regional Banks Bull 3X Shares	Swap Contracts	237,167,017	—	(393,815,320)	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	(3,865,316)	—	(4,334,213)	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	Swap Contracts	(7,087,789)	—	(3,352,634)	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	Swap Contracts	(5,949,861)	—	4,254,395	—
Direxion Daily S&P Biotech Bull 3X Shares	Swap Contracts	(67,410,515)	—	(252,471,420)	—
Direxion Daily S&P Biotech Bear 3X Shares	Swap Contracts	28,256,799	—	2,174,894	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	(4,011,354,955)	—	(2,546,227)	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	298,095,341	—	(97,916,622)	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	(41,207,326)	—	(688,904,298)	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(19,778,033)	—	14,145,032	—
Direxion Daily Transportation Bull 3X Shares	Swap Contracts	(3,484,501)	—	(2,057,102)	—
Direxion Daily Utilities Bull 3X Shares	Swap Contracts	14,204,721	—	(18,724,414)	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	—	(1,959,326)	—	2,578,402
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	339,304	—	(838,174)
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	(488,525,673)	—	(32,572,272)
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	28,836,760	—	(15,026,594)

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location:Change in net unrealized appreciation (depreciation) on swap and futures contracts.

193

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
For the period ended April 30, 2025, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Daily Mid Cap Bull 3X Shares	$183,972,551	$—	$—
Direxion Daily S&P 500® Bull 3X Shares	9,651,117,569	—	669,491,667
Direxion Daily S&P 500® Bear 3X Shares	—	1,339,824,474	—
Direxion Daily Small Cap Bull 3X Shares	4,664,167,726	—	—
Direxion Daily Small Cap Bear 3X Shares	—	891,054,655	—
Direxion Daily FTSE China Bull 3X Shares	3,982,572,394	—	—
Direxion Daily FTSE China Bear 3X Shares	—	649,458,829	—
Direxion Daily FTSE Europe Bull 3X Shares	60,388,985	—	—
Direxion Daily MSCI Emerging Markets Bull 3X Shares	205,184,057	—	—
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	52,667,808	—
Direxion Daily MSCI Mexico Bull 3X Shares	59,495,085	—	—
Direxion Daily MSCI South Korea Bull 3X Shares	184,259,410	—	—
Direxion Daily Aerospace & Defense Bull 3X Shares	396,493,449	—	—
Direxion Daily Consumer Discretionary Bull 3X Shares	53,522,544	—	—
Direxion Daily Dow Jones Internet Bull 3X Shares	330,530,989	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	37,220,731	—
Direxion Daily Financial Bull 3X Shares	5,411,736,907	—	—
Direxion Daily Financial Bear 3X Shares	—	319,517,518	—
Direxion Daily Healthcare Bull 3X Shares	341,638,423	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	729,933,824	—	—
Direxion Daily Industrials Bull 3X Shares	74,389,448	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	31,418,408	—	—
Direxion Daily Real Estate Bull 3X Shares	171,805,442	—	—
Direxion Daily Real Estate Bear 3X Shares	—	165,599,386	—
Direxion Daily Regional Banks Bull 3X Shares	1,516,572,450	—	—
Direxion Daily Retail Bull 3X Shares	86,593,593	—	—
Direxion Daily S&P 500® High Beta Bull 3X Shares	92,145,179	—	—
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	73,944,887	—
Direxion Daily S&P Biotech Bull 3X Shares	1,724,371,345	—	—
Direxion Daily S&P Biotech Bear 3X Shares	—	193,319,445	—
Direxion Daily Semiconductor Bull 3X Shares	21,791,969,889	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	2,321,750,489	—
Direxion Daily Technology Bull 3X Shares	6,320,673,443	—	—
Direxion Daily Technology Bear 3X Shares	—	263,495,290	—
Direxion Daily Transportation Bull 3X Shares	39,634,428	—	—
Direxion Daily Utilities Bull 3X Shares	93,963,168	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	118,059,031	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	41,046,024	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	12,490,301,903	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	574,393,610	—

The Funds utilize this volume of derivatives in order to obtain leverage to meet the investment objectives of 300% or −300% daily performance of their respective indices.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any

194

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in performance relative to the index performance times the stated fund multiple.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
•
Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.

•
Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

195

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
10. ADDITIONAL INFORMATION
On November 4, 2024 and February 10, 2025, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily FTSE China Bear 3X Shares	11/4/2024	1:20	3.65	73.00	48,227,337	2,411,367
Direxion Daily Dow Jones Internet Bear 3X Shares	11/4/2024	1:10	4.78	47.80	3,469,952	346,995
Direxion Daily Technology Bear 3X Shares	11/4/2024	1:10	5.44	54.40	14,900,260	1,490,026
Direxion Daily MSCI South Korea Bull 3X Shares	2/10/2025	1:10	4.02	40.20	22,800,001	2,280,000

11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On June 23, 2025, certain Funds declared income distributions with an ex-date of June 24, 2025 and payable date of July 2, 2025. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily Mid Cap Bull 3X Shares	$0.20596
Direxion Daily S&P 500® Bull 3X Shares	0.57306
Direxion Daily S&P 500® Bear 3X Shares	0.03420
Direxion Daily Small Cap Bull 3X Shares	0.14961
Direxion Daily Small Cap Bear 3X Shares	0.05632
Direxion Daily FTSE China Bull 3X Shares	0.25643
Direxion Daily FTSE China Bear 3X Shares	0.26624
Direxion Daily FTSE Europe Bull 3X Shares	0.30093

196

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2025 (Unaudited)(Continued)

Funds	Per Share Income Distribution
Direxion Daily MSCI Emerging Markets Bull 3X Shares	$0.24886
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.06227
Direxion Daily MSCI Mexico Bull 3X Shares	0.20854
Direxion Daily MSCI South Korea Bull 3X Shares	0.09143
Direxion Daily Aerospace & Defense Bull 3X Shares	0.05724
Direxion Daily Consumer Discretionary Bull 3X Shares	0.14444
Direxion Daily Dow Jones Internet Bull 3X Shares	0.04409
Direxion Daily Dow Jones Internet Bear 3X Shares	0.21611
Direxion Daily Financial Bull 3X Shares	0.49500
Direxion Daily Financial Bear 3X Shares	0.03779
Direxion Daily Healthcare Bull 3X Shares	0.30549
Direxion Daily Homebuilders & Supplies Bull 3X Shares	0.18627
Direxion Daily Industrials Bull 3X Shares	0.20811
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	0.02449
Direxion Daily Real Estate Bull 3X Shares	0.07449
Direxion Daily Real Estate Bear 3X Shares	0.19804
Direxion Daily Regional Banks Bull 3X Shares	0.60817
Direxion Daily Retail Bull 3X Shares	0.02690
Direxion Daily S&P 500® High Beta Bull 3X Shares	0.10611
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.07582
Direxion Daily S&P Biotech Bull 3X Shares	0.21897
Direxion Daily S&P Biotech Bear 3X Shares	0.03696
Direxion Daily Semiconductor Bull 3X Shares	0.06799
Direxion Daily Semiconductor Bear 3X Shares	0.05612
Direxion Daily Technology Bull 3X Shares	0.20048
Direxion Daily Technology Bear 3X Shares	0.16778
Direxion Daily Transportation Bull 3X Shares	0.10111
Direxion Daily Utilities Bull 3X Shares	0.16022
Direxion Daily 7-10 Year Treasury Bull 3X Shares	0.18915
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.11522
Direxion Daily 20+ Year Treasury Bull 3X Shares	0.36167
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.28288

12. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

197

Direxion Shares ETF Trust
ADDITIONAL INFORMATION (Unaudited)
Frequency Distribution of Premiums and Discounts
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
Federal Tax Status of Dividends Declared During the Tax Year
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily Mid Cap Bull 3X Shares	63.86%	63.86%	0.00%	0.00%
Direxion Daily S&P 500® Bull 3X Shares	12.68%	12.68%	0.00%	0.00%
Direxion Daily S&P 500® Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Small Cap Bull 3X Shares	13.55%	13.55%	0.00%	0.00%
Direxion Daily Small Cap Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE China Bull 3X Shares	48.96%	48.96%	0.00%	0.00%
Direxion Daily FTSE China Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE Europe Bull 3X Shares	59.15%	59.15%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bull 3X Shares	1.85%	1.85%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Mexico Bull 3X Shares	27.83%	27.83%	0.00%	0.00%
Direxion Daily MSCI South Korea Bull 3X Shares	36.04%	36.04%	0.00%	0.00%
Direxion Daily Aerospace & Defense Bull 3X Shares	5.23%	5.23%	0.00%	0.00%
Direxion Daily Consumer Discretionary Bull 3X Shares	64.80%	64.80%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bull 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Financial Bull 3X Shares	62.03%	62.03%	0.00%	0.00%
Direxion Daily Financial Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Healthcare Bull 3X Shares	95.50%	95.50%	0.00%	0.00%
Direxion Daily Homebuilders & Supplies Bull 3X Shares	1.52%	1.52%	0.00%	0.00%
Direxion Daily Industrials Bull 3X Shares	7.23%	7.23%	0.00%	0.00%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	70.93%	70.93%	0.00%	0.00%
Direxion Daily Real Estate Bull 3X Shares	45.55%	45.55%	0.00%	0.00%
Direxion Daily Real Estate Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Regional Banks Bull 3X Shares	23.72%	23.72%	0.00%	0.00%
Direxion Daily Retail Bull 3X Shares	74.04%	74.04%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bull 3X Shares	63.78%	63.78%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Biotech Bull 3X Shares	58.38%	58.38%	0.00%	0.00%
Direxion Daily S&P Biotech Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductor Bull 3X Shares	8.14%	8.14%	0.00%	0.00%
Direxion Daily Semiconductor Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	6.57%	6.57%	0.00%	0.00%
Direxion Daily Technology Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily Transportation Bull 3X Shares	21.71%	21.71%	0.00%	0.00%
Direxion Daily Utilities Bull 3X Shares	38.33%	38.33%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	76.37%	76.37%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bull 3X Shares	73.95%	73.95%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bear 3X Shares	0.00%	0.00%	0.00%	0.00%

198

Direxion Shares ETF Trust
ADDITIONAL INFORMATION (Unaudited)(Continued)
The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2024. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
Disclosure of Portfolio Holdings
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended April 30, 2025, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

199

Direxion Shares ETF Trust
FORM N-CSR ITEMS (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

200

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	6/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	6/30/2025

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	7/1/2025